UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street,

Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210 (Name and address of agent for service)

Copy to: W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

(b) Not applicable.

Semi-Annual Report
March 31, 2021
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Apple, Inc.	3.4%
Microsoft Corp.	2.7
Amazon.com, Inc.	2.1
Facebook, Inc. Class A	1.2
Alphabet, Inc. Class A	1.1
Alphabet, Inc. Class C	1.0
Taiwan Semiconductor Manufacturing Co., Ltd.	0.8
Tesla, Inc.	0.8
Tencent Holdings, Ltd.	0.8
Johnson & Johnson	0.7
TOTAL	14.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Nestle SA	2.1%
ASML Holding NV	1.7
Roche Holding AG	1.5
Novartis AG	1.2
LVMH Moet Hennessy Louis Vuitton SE	1.2
Toyota Motor Corp.	1.1
Unilever PLC	1.0
AIA Group, Ltd.	0.9
AstraZeneca PLC	0.9
SoftBank Group Corp.	0.9
TOTAL	12.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Nestle SA	2.2%
Roche Holding AG	2.1
ASML Holding NV	1.8
Novartis AG	1.7
Novo Nordisk A/S Class B	1.6
Unilever PLC	1.4
LVMH Moet Hennessy Louis Vuitton SE	1.1
Sanofi	1.1
SAP SE	0.9
CSL, Ltd.	0.8
TOTAL	14.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Tencent Holdings, Ltd.	6.1
Alibaba Group Holding, Ltd. ADR	5.8
Samsung Electronics Co., Ltd.	4.5
Meituan Class B	1.9
Naspers, Ltd. Class N	1.5
China Construction Bank Corp. Class H	1.2
Ping An Insurance Group Co. of China, Ltd. Class H	1.1
JD.com, Inc. ADR	1.0
SK Hynix, Inc.	1.0
TOTAL	31.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Samsung Electronics Co., Ltd.	2.3
Tencent Holdings, Ltd.	2.2
Tata Consultancy Services, Ltd.	2.1
Al Rajhi Bank	1.6
Infosys, Ltd. ADR	1.5
Hindustan Unilever, Ltd.	1.5
China Construction Bank Corp. Class H	1.2
Kweichow Moutai Co., Ltd. Class A	1.0
Infosys, Ltd.	1.0
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Microsoft Corp.	2.1%
Apple, Inc.	2.0
Johnson & Johnson	1.4
Facebook, Inc. Class A	1.4
Alphabet, Inc. Class C	1.3
Visa, Inc. Class A	1.3
Nestle SA	1.2
Roche Holding AG	1.1
Procter & Gamble Co.	1.0
UnitedHealth Group, Inc.	1.0
TOTAL	13.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Tencent Holdings, Ltd.	7.2%
Alibaba Group Holding, Ltd. ADR	6.4
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6.4
Meituan Class B	2.5
Reliance Industries, Ltd. GDR	1.5
China Construction Bank Corp. Class H	1.3
JD.com, Inc. ADR	1.3
Infosys, Ltd. ADR	1.3
Housing Development Finance Corp., Ltd.	1.1
Baidu, Inc. ADR	1.1
TOTAL	30.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Exxon Mobil Corp.	1.9%
Enagas SA	1.8
SmartCentres Real Estate Investment Trust REIT	1.7
H&R Block, Inc.	1.7
Pembina Pipeline Corp.	1.7
Keyera Corp.	1.7
Shaw Communications, Inc. Class B	1.5
AT&T, Inc.	1.5
Power Assets Holdings, Ltd.	1.5
Universal Corp.	1.4
TOTAL	16.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
NextEra Energy, Inc.	5.2%
Transurban Group Stapled Security	5.1
Enbridge, Inc.	4.7
Aena SME SA	4.4
TC Energy Corp.	3.5
Atlantia SpA	3.5
Enel SpA	3.2
Iberdrola SA	3.1
Duke Energy Corp.	3.1
Southern Co.	2.7
TOTAL	38.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
9

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
ARGENTINA — 0.1%
MercadoLibre, Inc. (a)	81	$ 119,243
AUSTRALIA — 1.8%
Afterpay, Ltd. (a)	477	36,876
AMP, Ltd.	13,612	13,115
Ampol, Ltd.	1,110	20,755
APA Group Stapled Security	1,102	8,410
Aristocrat Leisure, Ltd.	1,398	36,575
ASX, Ltd.	387	20,943
Australia & New Zealand Banking Group, Ltd.	6,081	130,518
Brambles, Ltd.	4,157	33,498
Cochlear, Ltd.	159	25,549
Coles Group, Ltd.	1,777	21,669
Commonwealth Bank of Australia	2,878	188,734
Computershare, Ltd. (b)	1,563	17,904
Computershare, Ltd. (b)	177	1,827
Crown Resorts, Ltd. (a)	1,824	16,338
CSL, Ltd.	833	167,908
Dexus REIT	1,896	14,080
Evolution Mining, Ltd.	2,165	6,728
Fortescue Metals Group, Ltd.	5,205	79,248
Goodman Group REIT	4,248	58,627
GPT Group REIT	2,094	7,336
Insurance Australia Group, Ltd.	5,428	19,348
LendLease Corp., Ltd. Stapled Security	1,238	12,183
Macquarie Group, Ltd.	720	83,810
Magellan Financial Group, Ltd.	206	7,087
Medibank Pvt, Ltd.	6,132	13,077
Mirvac Group REIT	11,543	21,979
National Australia Bank, Ltd.	5,572	110,342
Newcrest Mining, Ltd.	1,344	24,998
Northern Star Resources, Ltd.	1,448	10,455
QBE Insurance Group, Ltd.	3,567	26,136
Ramsay Health Care, Ltd.	234	11,941
REA Group, Ltd. (c)	125	13,495
Rio Tinto PLC	1,706	130,634
Scentre Group REIT	13,375	28,727
SEEK, Ltd. (a)	1,113	24,168
Sonic Healthcare, Ltd.	1,430	38,219
Stockland REIT	7,167	24,018
Suncorp Group, Ltd.	4,111	30,998
Sydney Airport Stapled Security (a)	5,589	26,350
Tabcorp Holdings, Ltd.	9,475	33,774
Telstra Corp., Ltd.	8,658	22,421
Transurban Group Stapled Security	5,349	54,267
Treasury Wine Estates, Ltd.	1,885	14,860
Vicinity Centres REIT	7,102	8,952
Wesfarmers, Ltd.	1,093	43,847
Westpac Banking Corp.	6,702	124,603
WiseTech Global, Ltd.	545	12,059
Security Description	Shares	Value
Woolworths Group, Ltd.	2,233	$ 69,510
		1,948,896
AUSTRIA — 0.1%
Erste Group Bank AG (a)	456	15,499
Raiffeisen Bank International AG (a)	1,128	24,831
Verbund AG (c)	783	57,056
		97,386
BELGIUM — 0.2%
Ageas SA/NV	226	13,695
Anheuser-Busch InBev SA	1,490	94,127
Elia Group SA	133	14,678
Galapagos NV (a)	97	7,538
KBC Group NV (a)	163	11,878
Proximus SADP	665	14,506
UCB SA	172	16,398
Umicore SA	871	46,301
		219,121
BRAZIL — 0.6%
Ambev SA	11,454	31,035
B2W Cia Digital (a)	752	8,096
B3 SA - Brasil Bolsa Balcao	5,358	51,861
Banco Bradesco SA Preference Shares	9,283	44,038
Banco Bradesco SA	2,108	8,782
Banco BTG Pactual SA	693	11,918
Banco BTG Pactual SA Preference Shares	1	4
Banco do Brasil SA	2,640	14,246
BB Seguridade Participacoes SA	1,326	5,698
Bradespar SA Preference Shares	3,217	38,943
CCR SA	5,841	13,373
Cia Energetica de Minas Gerais Preference Shares	4,066	9,389
Itau Unibanco Holding SA Preference Shares	6,839	33,898
Itausa SA Preference Shares	4,347	7,950
Localiza Rent a Car SA	1,816	19,222
Lojas Americanas SA Preference Shares	1,831	7,255
Lojas Renner SA	1,457	10,997
Magazine Luiza SA	7,676	27,532
Natura & Co. Holding SA (a)	1,047	8,932
Notre Dame Intermedica Participacoes SA	752	11,034
Raia Drogasil SA	2,812	12,488
Suzano SA (a)	2,247	27,296
Telefonica Brasil SA	610	4,781
Ultrapar Participacoes SA	2,946	11,073
Vale SA	8,812	152,988
WEG SA	1,398	18,472
Wheaton Precious Metals Corp.	1,267	48,388
		639,689

See accompanying notes to financial statements.
10

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	601	$ 34,740
Alimentation Couche-Tard, Inc. Class B	1,937	62,448
B2Gold Corp.	3,305	14,226
Bank of Montreal	1,365	121,659
Bank of Nova Scotia	2,739	171,333
Barrick Gold Corp.	3,187	63,215
BCE, Inc.	1,147	51,772
BlackBerry, Ltd. (a)(c)	1,821	15,271
Brookfield Asset Management, Inc. Class A	2,402	106,832
CAE, Inc.	514	14,645
Cameco Corp.	4,712	78,130
Canadian Imperial Bank of Commerce (c)	915	89,582
Canadian National Railway Co.	1,382	160,362
Canadian Pacific Railway, Ltd.	226	86,311
Canadian Tire Corp., Ltd. Class A (c)	143	20,290
Canopy Growth Corp. (a)(c)	825	26,492
CCL Industries, Inc. Class B	801	44,306
CGI, Inc. (a)	324	26,985
Constellation Software, Inc.	34	47,477
Dollarama, Inc.	646	28,536
Enbridge, Inc. (b)	968	35,259
Enbridge, Inc. (b)	3,471	126,344
Fairfax Financial Holdings, Ltd.	65	28,369
FirstService Corp. (c)	128	18,998
Franco-Nevada Corp.	522	65,409
George Weston, Ltd.	496	43,915
Great-West Lifeco, Inc.	1,074	28,575
Hydro One, Ltd. (d)	5,239	122,008
iA Financial Corp., Inc.	299	16,255
Intact Financial Corp.	205	25,118
Inter Pipeline, Ltd. (c)	5,020	71,774
Keyera Corp. (c)	752	15,628
Kinross Gold Corp.	1,202	8,005
Kirkland Lake Gold, Ltd.	563	19,011
Loblaw Cos., Ltd.	377	21,057
Manulife Financial Corp.	3,584	77,078
Metro, Inc.	646	29,467
National Bank of Canada	423	28,732
Open Text Corp.	397	18,927
Pan American Silver Corp.	900	26,996
Parkland Corp. (c)	386	11,597
Pembina Pipeline Corp. (c)	4,500	129,968
Power Corp. of Canada (c)	1,954	51,351
Restaurant Brands International, Inc.	630	40,967
RioCan Real Estate Investment Trust	851	13,176
Ritchie Bros Auctioneers, Inc.	258	15,104
Rogers Communications, Inc. Class B	788	36,333
Royal Bank of Canada	2,445	225,406
Security Description	Shares	Value
Shaw Communications, Inc. Class B	656	$ 17,057
Shopify, Inc. Class A (a)	199	219,675
SSR Mining, Inc.	1,030	14,727
Sun Life Financial, Inc.	674	34,058
TC Energy Corp. (c)	1,353	62,017
TELUS Corp.	1,481	29,494
Thomson Reuters Corp.	548	48,000
Toronto-Dominion Bank	3,455	225,303
WSP Global, Inc.	375	35,673
Yamana Gold, Inc.	1,803	7,833
		3,309,276
CHILE — 0.3%
Antofagasta PLC	4,568	106,512
Cencosud SA	8,734	18,724
Cencosud Shopping SA	12,550	26,208
Cia Cervecerias Unidas SA	1,833	16,120
Embotelladora Andina SA Class B, Preference Shares	3,520	9,359
Falabella SA	6,285	28,625
Lundin Mining Corp.	7,901	81,282
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	710	38,060
		324,890
CHINA — 4.9%
360 Security Technology, Inc. Class A	3,300	7,001
3SBio, Inc. (a)(d)	7,500	6,627
51job, Inc. ADR (a)	101	6,323
Agricultural Bank of China, Ltd. Class H	89,000	35,603
Alibaba Group Holding, Ltd. ADR (a)	3,303	748,889
Alibaba Health Information Technology, Ltd. (a)	12,000	33,957
Anhui Gujing Distillery Co., Ltd. Class A	600	19,219
ANTA Sports Products, Ltd.	1,000	16,310
Baidu, Inc. ADR (a)	477	103,771
Bank of China, Ltd. Class H	188,000	71,578
Bank of Communications Co., Ltd. Class A	17,028	12,847
Bank of Communications Co., Ltd. Class H	24,000	15,281
BeiGene, Ltd. ADR (a)	100	34,808
Beijing Capital International Airport Co., Ltd. Class H	16,000	12,451
Bilibili, Inc. ADR (a)(c)	299	32,011
BOE Technology Group Co., Ltd. Class A	18,900	18,061
Budweiser Brewing Co. APAC, Ltd. (c)(d)	3,800	11,340
BYD Co., Ltd. Class H	1,000	21,211
CGN Power Co., Ltd. Class H (d)	107,000	25,875

See accompanying notes to financial statements.
11

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	60,000	$ 12,502
China CITIC Bank Corp., Ltd. Class H	36,000	18,291
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(e)	24,000	—
China Conch Venture Holdings, Ltd.	4,500	21,156
China Construction Bank Corp. Class A	800	896
China Construction Bank Corp. Class H	191,000	160,672
China Everbright Bank Co., Ltd. Class A	26,309	16,360
China Evergrande Group (c)	2,700	5,140
China Gas Holdings, Ltd.	5,400	22,122
China Huarong Asset Management Co., Ltd. Class H (d)	65,000	8,528
China Jushi Co., Ltd. Class A	2,800	8,194
China Life Insurance Co., Ltd. Class H	18,000	37,183
China Literature, Ltd. (a)(c)(d)	1,600	15,836
China Mengniu Dairy Co., Ltd.	6,000	34,343
China Merchants Bank Co., Ltd. Class A	4,300	33,489
China Merchants Bank Co., Ltd. Class H	5,500	41,987
China Merchants Port Holdings Co., Ltd.	12,378	18,978
China Minsheng Banking Corp., Ltd. Class A	15,345	11,811
China Minsheng Banking Corp., Ltd. Class H	22,500	13,052
China Molybdenum Co., Ltd. Class H	27,000	16,357
China National Nuclear Power Co., Ltd. Class A	24,300	20,370
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	4,200	12,239
China Oilfield Services, Ltd. Class H	60,000	61,741
China Overseas Land & Investment, Ltd.	5,000	12,991
China Pacific Insurance Group Co., Ltd. Class H	5,000	19,712
China Resources Beer Holdings Co., Ltd.	2,000	15,680
China Resources Gas Group, Ltd.	4,000	22,175
China Resources Land, Ltd.	2,000	9,686
China Taiping Insurance Holdings Co., Ltd.	7,600	15,485
China Tower Corp., Ltd. Class H (d)	176,000	26,034
China Vanke Co., Ltd. Class H	3,496	13,693
Security Description	Shares	Value
China Yangtze Power Co., Ltd. Class A	13,596	$ 44,428
Chongqing Rural Commercial Bank Co., Ltd. Class H	28,000	12,065
CITIC Securities Co., Ltd. Class H (c)	4,500	10,361
Contemporary Amperex Technology Co., Ltd. Class A	300	14,731
Country Garden Holdings Co., Ltd.	11,786	15,130
Country Garden Services Holdings Co., Ltd.	2,000	20,272
CSPC Pharmaceutical Group, Ltd.	18,720	22,634
ENN Energy Holdings, Ltd.	2,500	40,099
ESR Cayman, Ltd. (a)(d)	3,800	12,439
Foshan Haitian Flavouring & Food Co., Ltd. Class A	680	16,562
Fosun International, Ltd.	13,500	18,893
Ganfeng Lithium Co., Ltd. Class A	800	11,493
Geely Automobile Holdings, Ltd.	11,000	27,987
Genscript Biotech Corp. (a)	2,000	3,519
GSX Techedu, Inc. ADR (a)(c)	171	5,793
Guangdong Hongda Blasting Co., Ltd. Class A	1,900	8,983
Guangzhou Automobile Group Co., Ltd. Class H	3,200	2,688
Huazhu Group, Ltd. ADR (a)(c)	271	14,878
HUYA, Inc. ADR (a)(c)	450	8,766
Iflytek Co., Ltd. Class A	2,400	17,678
Industrial & Commercial Bank of China, Ltd. Class H	150,000	107,660
Industrial Bank Co., Ltd. Class A	6,232	22,881
Innovent Biologics, Inc. (a)(d)	1,000	10,142
iQIYI, Inc. ADR (a)(c)	600	9,972
JD.com, Inc. ADR (a)	1,388	117,050
Jiangsu Expressway Co., Ltd. Class H	12,000	14,941
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	617	15,488
JOYY, Inc. ADR (c)	199	18,652
Kaisa Group Holdings, Ltd.	20,000	9,879
KE Holdings, Inc. ADR (a)	258	14,701
Kingdee International Software Group Co., Ltd.	6,000	18,599
Kingsoft Corp., Ltd. (c)	2,000	13,274
Kweichow Moutai Co., Ltd. Class A	202	61,851
Lenovo Group, Ltd.	12,000	17,071
Li Ning Co., Ltd.	4,500	29,230
Luzhou Laojiao Co., Ltd. Class A	600	20,577
Meituan Class B (a)(d)	6,100	233,974
Momo, Inc. ADR	298	4,393
Muyuan Foods Co., Ltd. Class A	980	14,941
NetEase, Inc. ADR	715	73,831

See accompanying notes to financial statements.
12

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class A	1,500	$ 11,099
New Oriental Education & Technology Group, Inc. ADR (a)	3,129	43,806
NIO, Inc. ADR (a)	1,955	76,206
Oceanwide Holdings Co., Ltd. Class A	16,400	6,874
Offshore Oil Engineering Co., Ltd. Class A	25,300	17,468
People's Insurance Co. Group of China, Ltd. Class H	51,000	16,531
PICC Property & Casualty Co., Ltd. Class H	22,000	19,073
Pinduoduo, Inc. ADR (a)	616	82,470
Ping An Bank Co., Ltd. Class A	4,300	14,425
Ping An Healthcare and Technology Co., Ltd. (a)(c)(d)	800	10,033
Ping An Insurance Group Co. of China, Ltd. Class A	985	11,815
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	107,139
Postal Savings Bank of China Co., Ltd. Class H (d)	28,000	20,925
Prosus NV	816	90,917
Sany Heavy Industry Co., Ltd. Class A	3,300	17,176
SF Holding Co., Ltd. Class A	1,100	13,583
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	7,893
Shanghai International Airport Co., Ltd. Class A	700	6,177
Shanghai International Port Group Co., Ltd. Class A	7,400	5,391
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	9,600	8,458
Shanxi Meijin Energy Co., Ltd. Class A (a)	8,900	9,726
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	300	15,217
Shenzhen International Holdings, Ltd.	8,016	13,425
Shenzhen Investment, Ltd.	40,000	13,892
Shenzhou International Group Holdings, Ltd.	2,400	49,732
Sichuan Chuantou Energy Co., Ltd. Class A	8,300	15,863
Sinopharm Group Co., Ltd. Class H	4,800	11,620
Smoore International Holdings, Ltd. (a)(d)	2,000	12,168
Sunac China Holdings, Ltd.	2,000	8,579
Sunny Optical Technology Group Co., Ltd.	1,100	25,072
TAL Education Group ADR (a)	753	40,549
Tencent Holdings, Ltd.	10,184	799,058
Trip.com Group, Ltd. ADR (a)	877	34,756
Security Description	Shares	Value
Tsingtao Brewery Co., Ltd. Class H	2,000	$ 17,725
Vipshop Holdings, Ltd. ADR (a)	738	22,037
Want Want China Holdings, Ltd.	15,000	11,248
Weihai Guangwei Composites Co., Ltd. Class A	1,700	17,961
Wens Foodstuffs Group Co., Ltd. Class A	6,160	15,885
Wharf Holdings, Ltd.	2,000	5,299
Wuliangye Yibin Co., Ltd. Class A	934	38,147
WuXi AppTec Co., Ltd. Class H (d)	800	15,734
Wuxi Biologics Cayman, Inc. (a)(d)	5,500	68,870
Xiaomi Corp. Class B (a)(d)	22,800	75,517
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	6,000	12,958
XPeng, Inc. ADR (a)(c)	258	9,420
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,400	12,784
Yihai International Holding, Ltd. (c)	1,000	10,354
Yintai Gold Co., Ltd. Class A	8,380	11,380
Yum China Holdings, Inc.	546	32,329
Yunda Holding Co., Ltd. Class A	4,600	9,843
Zai Lab, Ltd. ADR (a)	151	20,148
Zhejiang Expressway Co., Ltd. Class H	20,000	17,725
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,900	10,817
Zijin Mining Group Co., Ltd. Class H	14,000	17,215
ZTE Corp. Class H (c)	3,200	8,125
ZTO Express Cayman, Inc. ADR	886	25,827
		5,242,836
COLOMBIA — 0.1%
Bancolombia SA	1,731	13,542
Bancolombia SA Preference Shares	2,138	16,976
Grupo de Inversiones Suramericana SA	6,534	38,581
Interconexion Electrica SA ESP	4,310	26,388
		95,487
DENMARK — 0.6%
Ambu A/S Class B	305	14,359
Carlsberg AS Class B	100	15,402
Chr. Hansen Holding A/S (a)	352	32,063
Coloplast A/S Class B	181	27,282
Danske Bank A/S	1,786	33,502
DSV Panalpina A/S	81	15,930
Genmab A/S (a)	107	35,289
GN Store Nord A/S	161	12,706
Novo Nordisk A/S Class B	3,364	228,459
Novozymes A/S Class B	769	49,375
Orsted A/S (d)	468	75,770

See accompanying notes to financial statements.
13

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Pandora A/S (a)	205	$ 22,016
Vestas Wind Systems A/S	442	90,943
		653,096
EGYPT — 0.0% (f)
Eastern Co SAE	12,188	8,856
ElSewedy Electric Co.	17,053	9,786
		18,642
FINLAND — 0.3%
Kone Oyj Class B	791	64,760
Neste Oyj	1,631	86,759
Nokia Oyj (a)(b)	1,312	5,250
Nokia Oyj (a)(b)	7,743	31,269
Nordea Bank Abp (b)	4,865	48,001
Nordea Bank Abp (b)	134	1,324
Orion Oyj Class B (c)	217	8,715
Sampo Oyj Class A	1,511	68,318
Wartsila OYJ Abp (c)	1,157	12,149
		326,545
FRANCE — 2.7%
Adevinta ASA (a)	1,076	15,870
Aeroports de Paris (a)	135	16,168
Airbus SE (a)	1,155	131,050
Alstom SA (a)	801	40,029
Amundi SA (a)(d)	226	18,115
Atos SE (a)	287	22,438
AXA SA	3,695	99,383
BNP Paribas SA (a)	1,858	113,291
Bollore SA	36	174
Bureau Veritas SA (a)	796	22,705
Capgemini SE	360	61,393
CNP Assurances (a)	379	7,221
Covivio REIT	163	13,985
Danone SA	1,193	82,025
Dassault Aviation SA (a)	10	11,154
Dassault Systemes SE	235	50,378
Edenred	683	35,754
Eiffage SA (a)	191	19,162
EssilorLuxottica SA	628	102,483
Faurecia SE (a)(b)	56	2,990
Faurecia SE (a)(b)	27	1,438
Gecina SA REIT	153	21,111
Getlink SE (a)	1,591	24,458
Hermes International	63	69,897
Ipsen SA	107	9,199
Kering SA	152	105,151
Klepierre SA REIT	837	19,561
Legrand SA	738	68,800
L'Oreal SA	546	209,712
LVMH Moet Hennessy Louis Vuitton SE	537	358,548
Natixis SA (a)	3,912	18,768
Orange SA	3,779	46,657
Pernod Ricard SA	514	96,687
Publicis Groupe SA	249	15,229
Security Description	Shares	Value
Remy Cointreau SA	82	$ 15,179
Renault SA (a)	514	22,310
Safran SA (a)	602	82,109
Sanofi	2,138	211,703
Schneider Electric SE	1,231	188,445
SCOR SE (a)	493	16,861
Societe Generale SA (a)	1,437	37,688
Sodexo SA (a)	295	28,354
Teleperformance	119	43,469
Thales SA	294	29,274
Ubisoft Entertainment SA (a)	227	17,310
Unibail-Rodamco-Westfield REIT (a)	2,756	11,230
Unibail-Rodamco-Westfield REIT (a)	349	28,032
Valeo SA	101	3,439
Vinci SA	1,478	151,752
Vivendi SE	2,085	68,614
Worldline SA (a)(d)	268	22,502
		2,909,255
GERMANY — 2.4%
Adidas AG (a)	334	104,497
Allianz SE	897	228,824
Aroundtown SA	1,451	10,351
BASF SE	908	75,598
Bayer AG	1,724	109,335
Bayerische Motoren Werke AG	1,229	127,790
Beiersdorf AG	190	20,120
Brenntag SE	81	6,930
Carl Zeiss Meditec AG	83	12,535
Continental AG (a)	170	22,518
Daimler AG	2,144	191,533
Delivery Hero SE (a)(d)	304	39,481
Deutsche Bank AG (a)	3,511	42,040
Deutsche Boerse AG	296	49,296
Deutsche Post AG	932	51,176
Deutsche Telekom AG	5,432	109,617
Deutsche Wohnen SE	441	20,618
E.ON SE	1,604	18,708
Fresenius Medical Care AG & Co. KGaA	331	24,400
Fresenius SE & Co. KGaA	825	36,826
Fuchs Petrolub SE Preference Shares	333	15,984
GEA Group AG	406	16,677
Hannover Rueck SE	51	9,339
HelloFresh SE (a)	294	21,976
Henkel AG & Co. KGaA Preference Shares	568	63,993
Infineon Technologies AG	2,363	100,411
KION Group AG	128	12,667
Merck KGaA	227	38,898
MTU Aero Engines AG	123	29,014
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	91,973

See accompanying notes to financial statements.
14

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Puma SE (a)	90	$ 8,837
SAP SE	1,957	240,172
Sartorius AG Preference Shares	52	25,986
Siemens AG	1,600	263,267
Siemens Energy AG (a)	799	28,745
Siemens Healthineers AG (d)	288	15,638
Symrise AG	473	57,482
TeamViewer AG (a)(d)	171	7,322
Telefonica Deutschland Holding AG	1,400	4,114
United Internet AG	254	10,210
Volkswagen AG Preference Shares	388	108,805
Vonovia SE	760	49,753
Zalando SE (a)(d)	289	28,409
		2,551,865
GREECE — 0.0% (f)
OPAP SA	827	11,207
HONG KONG — 0.9%
AIA Group, Ltd.	21,800	264,423
Bank of East Asia, Ltd.	1,605	3,419
China Youzan, Ltd. (a)	60,000	19,603
CK Asset Holdings, Ltd.	7,959	48,320
Hang Seng Bank, Ltd.	600	11,615
Henderson Land Development Co., Ltd.	2,632	11,815
Hong Kong & China Gas Co., Ltd.	24,229	38,333
Hong Kong Exchanges & Clearing, Ltd.	2,033	119,609
Hongkong Land Holdings, Ltd.	3,600	17,676
Hutchison China MediTech, Ltd. ADR (a)	397	11,215
Jardine Matheson Holdings, Ltd.	600	39,234
Jardine Strategic Holdings, Ltd.	600	19,812
Link REIT	5,489	49,987
Melco Resorts & Entertainment, Ltd. ADR (a)	744	14,813
MTR Corp., Ltd.	3,932	22,279
Power Assets Holdings, Ltd.	8,500	50,184
Sino Biopharmaceutical, Ltd.	18,750	18,763
Sino Land Co., Ltd. (c)	15,821	22,019
Sun Hung Kai Properties, Ltd.	3,500	53,033
Swire Properties, Ltd.	3,600	11,136
Techtronic Industries Co., Ltd.	3,000	51,322
Wharf Real Estate Investment Co., Ltd.	8,000	44,813
		943,423
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd. (a)	2,340	22,480
Asian Paints, Ltd.	1,290	44,769
Avenue Supermarts, Ltd. (a)(d)	321	12,552
Axis Bank, Ltd. (a)	3,584	34,189
Bajaj Auto, Ltd. (a)	305	15,312
Security Description	Shares	Value
Bajaj Finance, Ltd. (a)	212	$ 14,932
Bandhan Bank, Ltd. (a)(d)	2,710	12,562
Bharti Airtel, Ltd.	5,221	36,940
Britannia Industries, Ltd.	272	13,486
Dabur India, Ltd.	1,260	9,315
DLF, Ltd.	3,321	13,039
Eicher Motors, Ltd. (a)	398	14,175
Godrej Consumer Products, Ltd.	610	6,088
HCL Technologies, Ltd.	2,324	31,235
Hindustan Unilever, Ltd.	1,634	54,341
Housing Development Finance Corp., Ltd.	2,219	75,817
ICICI Bank, Ltd. ADR (a)(c)	4,102	65,755
Indus Towers, Ltd.	1,742	5,837
Info Edge India, Ltd. (a)	250	14,637
Infosys, Ltd. ADR	6,790	127,109
ITC, Ltd.	10,078	30,118
Kotak Mahindra Bank, Ltd. (a)	658	15,776
Larsen & Toubro, Ltd. GDR	1,085	20,875
Mahindra & Mahindra, Ltd. GDR	456	4,993
Maruti Suzuki India, Ltd.	312	29,270
Nestle India, Ltd.	106	24,886
Petronet LNG, Ltd.	12,900	39,637
PI Industries, Ltd.	406	12,539
Piramal Enterprises, Ltd.	466	11,174
Reliance Industries, Ltd.	5,205	142,602
Sun Pharmaceutical Industries, Ltd.	1,732	14,161
Tata Consultancy Services, Ltd.	1,784	77,541
Tata Consumer Products, Ltd.	1,853	16,192
Tata Motors, Ltd. (a)	7,565	31,227
Tech Mahindra, Ltd.	1,553	21,059
Titan Co., Ltd.	297	6,329
United Spirits, Ltd. (a)	1,326	10,090
Wipro, Ltd. ADR	3,225	20,447
Zee Entertainment Enterprises, Ltd.	2,439	6,779
		1,160,265
INDONESIA — 0.2%
Astra International Tbk PT	51,000	18,522
Bank Central Asia Tbk PT	10,100	21,608
Bank Mandiri Persero Tbk PT	42,200	17,868
Bank Negara Indonesia Persero Tbk PT (a)	32,300	12,731
Bank Rakyat Indonesia Persero Tbk PT (a)	100,900	30,565
Barito Pacific Tbk PT (a)	113,700	7,515
Charoen Pokphand Indonesia Tbk PT	28,600	13,783
Gudang Garam Tbk PT (a)	6,200	15,441
Indofood CBP Sukses Makmur Tbk PT	17,700	11,211
Telkom Indonesia Persero Tbk PT	201,700	47,491
Unilever Indonesia Tbk PT	29,800	13,490
		210,225

See accompanying notes to financial statements.
15

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.1%
Flutter Entertainment PLC (a)(b)	73	$ 15,727
Flutter Entertainment PLC (a)(b)	200	42,785
Kerry Group PLC Class A	278	34,862
Kingspan Group PLC	307	26,087
		119,461
ISRAEL — 0.3%
Azrieli Group, Ltd.	279	17,244
Bank Hapoalim BM (a)	4,776	37,209
Bank Leumi Le-Israel BM (a)	3,811	25,142
Check Point Software Technologies, Ltd. (a)	331	37,062
Elbit Systems, Ltd.	181	25,658
Israel Discount Bank, Ltd. Class A (a)	9,038	37,646
Mizrahi Tefahot Bank, Ltd. (a)	935	24,433
Nice, Ltd. (a)	188	40,704
Teva Pharmaceutical Industries, Ltd. ADR (a)	628	7,247
Teva Pharmaceutical Industries, Ltd. (a)	2,001	22,796
Wix.com, Ltd. (a)	151	42,162
		317,303
ITALY — 0.6%
Assicurazioni Generali SpA (a)	3,447	69,114
Atlantia SpA (a)	1,785	33,462
Davide Campari-Milano NV	2,187	24,552
DiaSorin SpA	43	6,914
Ferrari NV	326	68,334
FinecoBank Banca Fineco SpA (a)	905	14,843
Infrastrutture Wireless Italiane SpA (d)	1,043	11,645
Intesa Sanpaolo SpA (a)	27,238	73,966
Mediobanca Banca di Credito Finanziario SpA (a)	1,562	17,360
Moncler SpA (a)	341	19,586
Nexi SpA (a)(d)	1,228	21,476
Poste Italiane SpA (d)	4,393	55,968
Snam SpA	14,976	83,219
Telecom Italia SpA	43,273	24,941
Terna Rete Elettrica Nazionale SpA	10,084	76,301
UniCredit SpA (a)	3,009	31,874
		633,555
JAPAN — 6.4%
Advantest Corp.	200	17,520
Amada Co., Ltd.	800	8,934
Asahi Group Holdings, Ltd.	1,000	42,217
Asahi Intecc Co., Ltd.	700	19,321
Astellas Pharma, Inc.	4,500	69,312
Bandai Namco Holdings, Inc.	200	14,286
Bank of Kyoto, Ltd.	300	18,489
Brother Industries, Ltd.	800	17,730
Canon, Inc.	2,600	58,882
Security Description	Shares	Value
Casio Computer Co., Ltd. (c)	800	$ 15,095
Central Japan Railway Co.	200	29,955
Chiba Bank, Ltd.	1,100	7,217
Chugai Pharmaceutical Co., Ltd.	900	36,562
Concordia Financial Group, Ltd. (c)	3,500	14,222
CyberAgent, Inc.	800	14,429
Daifuku Co., Ltd.	200	19,620
Dai-ichi Life Holdings, Inc.	1,700	29,262
Daiichi Sankyo Co., Ltd.	3,000	87,557
Daikin Industries, Ltd.	600	121,195
Daito Trust Construction Co., Ltd.	100	11,611
Daiwa House Industry Co., Ltd.	1,000	29,330
Daiwa Securities Group, Inc.	4,300	22,263
Denso Corp.	1,000	66,489
Dentsu Group, Inc.	900	28,914
East Japan Railway Co.	600	42,565
Eisai Co., Ltd.	600	40,284
FANUC Corp.	300	71,090
Fast Retailing Co., Ltd.	100	79,756
FUJIFILM Holdings Corp.	600	35,680
Fujitsu, Ltd.	300	43,439
Fukuoka Financial Group, Inc.	700	13,297
Hisamitsu Pharmaceutical Co., Inc.	200	13,050
Hitachi, Ltd.	1,500	67,928
Honda Motor Co., Ltd.	2,700	81,098
Hoshizaki Corp.	100	8,941
Hoya Corp.	700	82,385
Iida Group Holdings Co., Ltd.	1,100	26,639
Isuzu Motors, Ltd.	1,500	16,140
ITOCHU Corp. (c)	3,400	110,369
Japan Airport Terminal Co., Ltd. (a)(c)	200	9,846
Japan Post Holdings Co., Ltd. (a)	3,632	32,432
Japan Tobacco, Inc.	3,700	71,154
Kajima Corp.	2,600	36,965
Kansai Paint Co., Ltd.	1,900	50,810
Kao Corp.	800	52,945
KDDI Corp.	3,400	104,462
Keikyu Corp.	800	12,098
Keio Corp.	200	13,466
Keyence Corp.	200	90,986
Kikkoman Corp.	400	23,855
Kirin Holdings Co., Ltd.	1,500	28,785
Koito Manufacturing Co., Ltd.	300	20,145
Komatsu, Ltd.	1,100	34,035
Konami Holdings Corp. (c)	600	35,783
Kose Corp.	100	14,172
Kubota Corp.	2,000	45,602
Kyocera Corp.	200	12,715
Lasertec Corp.	100	13,140
Lawson, Inc.	200	9,828
M3, Inc.	900	61,664

See accompanying notes to financial statements.
16

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Makita Corp. (c)	600	$ 25,765
Marubeni Corp.	11,600	96,663
Medipal Holdings Corp.	200	3,844
Mercari, Inc. (a)	200	9,086
MISUMI Group, Inc.	100	2,910
Mitsubishi Corp.	1,100	31,158
Mitsubishi Electric Corp.	3,800	57,997
Mitsubishi Estate Co., Ltd.	2,900	50,717
Mitsubishi Heavy Industries, Ltd.	300	9,364
Mitsubishi UFJ Financial Group, Inc.	23,500	125,837
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	2,700	16,322
Mitsui & Co., Ltd.	10,000	208,326
Mitsui Fudosan Co., Ltd.	2,500	56,867
Mizuho Financial Group, Inc. (c)	5,370	77,707
MonotaRO Co., Ltd.	400	10,838
MS&AD Insurance Group Holdings, Inc.	1,000	29,403
Murata Manufacturing Co., Ltd.	800	64,014
NEC Corp.	700	41,303
Nexon Co., Ltd.	800	25,991
Nidec Corp.	800	97,267
Nintendo Co., Ltd.	200	111,873
Nippon Paint Holdings Co., Ltd.	3,000	43,303
Nippon Telegraph & Telephone Corp.	2,400	61,727
Nissan Chemical Corp.	600	32,091
Nitori Holdings Co., Ltd.	100	19,389
Nitto Denko Corp.	200	17,122
Nomura Holdings, Inc.	8,000	42,092
Nomura Research Institute, Ltd.	900	27,896
NTT Data Corp.	2,500	38,756
Obayashi Corp.	2,800	25,719
Obic Co., Ltd.	100	18,308
Olympus Corp.	2,400	49,759
Omron Corp.	600	46,914
Ono Pharmaceutical Co., Ltd.	600	15,692
Oriental Land Co., Ltd.	300	45,136
ORIX Corp.	3,600	60,858
Otsuka Holdings Co., Ltd.	600	25,450
Pan Pacific International Holdings Corp.	800	18,903
Panasonic Corp.	2,000	25,765
PeptiDream, Inc. (a)	100	4,579
Persol Holdings Co., Ltd.	600	11,750
Pigeon Corp.	200	7,602
Pola Orbis Holdings, Inc.	600	14,465
Rakuten, Inc.	2,900	34,616
Recruit Holdings Co., Ltd.	2,500	122,195
Renesas Electronics Corp. (a)	1,900	20,633
Resona Holdings, Inc.	6,300	26,500
Ricoh Co., Ltd. (c)	1,800	18,310
Rohm Co., Ltd.	100	9,783
Ryohin Keikaku Co., Ltd.	1,000	23,692
Santen Pharmaceutical Co., Ltd.	800	11,026
Security Description	Shares	Value
SBI Holdings, Inc. (c)	900	$ 24,434
Secom Co., Ltd.	600	50,568
Seiko Epson Corp. (c)	900	14,661
Sekisui House, Ltd.	1,800	38,671
Seven & i Holdings Co., Ltd.	1,000	40,389
Shimadzu Corp.	1,000	36,244
Shimano, Inc.	100	23,869
Shimizu Corp.	2,700	21,893
Shin-Etsu Chemical Co., Ltd.	600	101,050
Shinsei Bank, Ltd.	1,000	16,190
Shionogi & Co., Ltd. (c)	200	10,773
Shiseido Co., Ltd.	700	47,017
Shizuoka Bank, Ltd.	2,500	19,683
SMC Corp.	100	58,199
Softbank Corp. (c)	3,300	42,960
SoftBank Group Corp.	2,900	244,860
Sohgo Security Services Co., Ltd.	600	28,398
Sompo Holdings, Inc. (c)	700	26,872
Sony Corp.	2,400	251,837
Square Enix Holdings Co., Ltd.	200	11,131
Subaru Corp. (c)	700	13,962
Sumitomo Corp.	3,400	48,523
Sumitomo Dainippon Pharma Co., Ltd. (c)	900	15,695
Sumitomo Metal Mining Co., Ltd.	600	25,949
Sumitomo Mitsui Financial Group, Inc.	3,300	119,666
Sumitomo Mitsui Trust Holdings, Inc.	100	3,492
Sumitomo Realty & Development Co., Ltd.	600	21,209
Suzuki Motor Corp.	600	27,285
Sysmex Corp.	600	64,751
T&D Holdings, Inc.	800	10,324
Taisei Corp.	600	23,186
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,462
Takeda Pharmaceutical Co., Ltd.	2,820	101,699
TDK Corp.	100	13,873
Terumo Corp.	1,000	36,190
Toho Gas Co., Ltd.	400	24,724
Tokio Marine Holdings, Inc.	1,000	47,647
Tokyo Century Corp.	200	13,466
Tokyo Electron, Ltd.	200	84,688
Tokyu Corp.	1,000	13,339
Toshiba Corp.	700	23,692
TOTO, Ltd.	800	49,231
Toyota Industries Corp.	200	17,846
Toyota Motor Corp.	3,700	288,500
Toyota Tsusho Corp.	1,200	50,443
Trend Micro, Inc.	600	30,081
Unicharm Corp.	600	25,222
Welcia Holdings Co., Ltd.	200	6,878
Yakult Honsha Co., Ltd.	600	30,407
Yamaha Corp.	600	32,633
Yaskawa Electric Corp.	600	29,919

See accompanying notes to financial statements.
17

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yokogawa Electric Corp.	1,100	$ 20,288
Z Holdings Corp.	6,100	30,395
ZOZO, Inc.	600	17,756
		6,860,364
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	8,859	21,279
Kuwait Finance House KSCP	5,728	14,555
Mobile Telecommunications Co. KSCP	10,029	20,075
National Bank of Kuwait SAKP	6,717	17,934
		73,843
LUXEMBOURG — 0.1%
Eurofins Scientific SE (a)	142	13,603
Reinet Investments SCA	496	9,802
SES SA	819	6,521
Tenaris SA	2,812	31,767
		61,693
MACAU — 0.0% (f)
Galaxy Entertainment Group, Ltd. (a)	2,000	18,008
Sands China, Ltd. (a)	6,400	31,981
Wynn Macau, Ltd. (a)	800	1,556
		51,545
MALAYSIA — 0.2%
CIMB Group Holdings Bhd	15,458	16,179
Dialog Group Bhd	54,100	40,577
Gamuda Bhd (a)	3,660	3,160
Genting Malaysia Bhd	17,700	13,105
Hartalega Holdings Bhd	3,300	7,107
Hong Leong Bank Bhd	1,500	6,765
IHH Healthcare Bhd	12,300	15,781
Malayan Banking Bhd	12,801	25,469
Petronas Dagangan Bhd	10,600	51,230
PPB Group Bhd	3,800	16,954
Public Bank Bhd	30,300	30,691
Supermax Corp. Bhd	7,017	6,447
Top Glove Corp. Bhd	8,100	8,830
		242,295
MEXICO — 0.2%
America Movil SAB de CV Series L	42,824	29,218
Coca-Cola Femsa SAB de CV	2,801	12,925
Fibra Uno Administracion SA de CV REIT	6,750	7,882
Fomento Economico Mexicano SAB de CV	3,301	24,860
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,536	16,040
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	979	17,370
Grupo Financiero Banorte SAB de CV Series O (a)	5,872	33,041
Security Description	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	976	$ 7,459
Wal-Mart de Mexico SAB de CV	7,519	23,692
		172,487
NETHERLANDS — 1.1%
Adyen NV (a)(d)	19	42,506
Aegon NV	4,895	23,300
Akzo Nobel NV	262	29,339
Argenx SE (a)	78	21,488
ASML Holding NV	781	474,559
Heineken NV (c)	342	35,219
ING Groep NV	5,410	66,331
Just Eat Takeaway.com NV (a)(d)	164	15,154
Koninklijke Ahold Delhaize NV	1,618	45,164
Koninklijke DSM NV	521	88,359
Koninklijke KPN NV	3,510	11,939
Koninklijke Philips NV (a)	2,250	128,717
Koninklijke Vopak NV (c)	352	17,562
NN Group NV	842	41,257
NXP Semiconductors NV	477	96,039
Randstad NV (c)	414	29,185
Wolters Kluwer NV	576	50,177
		1,216,295
NEW ZEALAND — 0.0% (f)
a2 Milk Co., Ltd. (a)(c)	699	4,220
Fisher & Paykel Healthcare Corp., Ltd.	450	10,117
Meridian Energy, Ltd.	7,203	27,190
		41,527
NORWAY — 0.3%
DNB ASA	3,897	83,086
Gjensidige Forsikring ASA	2,326	54,660
Mowi ASA	2,542	63,190
Orkla ASA	4,271	41,948
Schibsted ASA Class B (a)	593	21,257
Telenor ASA	3,558	62,729
		326,870
PERU — 0.1%
Southern Copper Corp.	1,039	70,517
PHILIPPINES — 0.1%
Ayala Land, Inc.	13,780	9,752
BDO Unibank, Inc.	5,580	11,726
International Container Terminal Services, Inc.	3,040	7,578
Megaworld Corp.	144,000	10,621
Puregold Price Club, Inc.	12,700	10,283
SM Prime Holdings, Inc.	15,100	10,889
		60,849
POLAND — 0.0% (f)
Bank Polska Kasa Opieki SA (a)	683	12,223
CD Projekt SA (a)	206	9,945
LPP SA (a)	1	2,059

See accompanying notes to financial statements.
18

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,634	$ 13,553
Powszechny Zaklad Ubezpieczen SA (a)	2,301	19,885
		57,665
QATAR — 0.1%
Barwa Real Estate Co.	38,526	34,378
Industries Qatar QSC	7,099	23,300
Mesaieed Petrochemical Holding Co.	17,655	9,019
Qatar National Bank QPSC	7,705	38,070
		104,767
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	2,089	13,188
RUSSIA — 0.4%
Alrosa PJSC (a)	14,018	19,739
Magnit PJSC GDR	1,362	20,416
Mail.Ru Group, Ltd. GDR (a)	458	10,488
Mobile TeleSystems PJSC ADR	3,579	29,849
Moscow Exchange MICEX (a)	17,085	39,363
Polymetal International PLC	1,397	27,360
Polyus PJSC GDR	234	21,540
Sberbank of Russia PJSC ADR	8,626	132,883
VTB Bank PJSC GDR	6,489	7,073
X5 Retail Group NV GDR	850	27,404
Yandex NV Class A (a)(c)	733	46,956
		383,071
SAUDI ARABIA — 0.4%
Abdullah Al Othaim Markets Co.	262	8,830
Al Rajhi Bank	2,561	67,467
Alinma Bank (a)	2,290	11,235
Almarai Co. JSC	842	11,674
Arab National Bank	2,130	11,859
Bank AlBilad	1,382	12,971
Banque Saudi Fransi	1,249	11,107
Bupa Arabia for Cooperative Insurance Co. (a)	267	8,515
Co. for Cooperative Insurance (a)	584	12,224
Dar Al Arkan Real Estate Development Co. (a)	6,467	15,864
Emaar Economic City (a)	8,387	23,928
Etihad Etisalat Co. (a)	2,188	17,240
National Commercial Bank	3,204	45,364
Riyad Bank	4,278	25,597
SABIC Agri-Nutrients Co.	1,388	36,417
Samba Financial Group (a)	3,790	38,906
Saudi Airlines Catering Co. (a)	395	8,004
Saudi Arabian Mining Co. (a)	943	14,332
Saudi British Bank	2,189	15,380
Saudi Telecom Co.	1,421	48,044
Yanbu National Petrochemical Co.	1,346	24,835
		469,793
Security Description	Shares	Value
SINGAPORE — 0.2%
CapitaLand Integrated Commercial Trust REIT	11,100	$ 17,927
City Developments, Ltd.	2,932	17,414
DBS Group Holdings, Ltd.	2,462	52,754
Genting Singapore, Ltd.	26,700	18,282
Oversea-Chinese Banking Corp., Ltd.	3,406	29,786
Singapore Technologies Engineering, Ltd.	5,300	15,345
Singapore Telecommunications, Ltd.	20,529	37,281
United Overseas Bank, Ltd.	1,154	22,185
UOL Group, Ltd.	992	5,833
		216,807
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	2,232	19,059
Anglo American Platinum, Ltd. (c)	127	18,510
Aspen Pharmacare Holdings, Ltd. (a)	467	4,566
Bid Corp., Ltd. (a)	351	6,799
Discovery, Ltd. (a)	1,658	14,886
FirstRand, Ltd. (c)	15,612	54,577
Gold Fields, Ltd.	1,087	10,123
Growthpoint Properties, Ltd. REIT	15,888	14,203
Kumba Iron Ore, Ltd.	582	23,983
MTN Group, Ltd.	3,285	19,321
Naspers, Ltd. Class N	751	179,620
Nedbank Group, Ltd.	1,278	12,117
Old Mutual, Ltd. (c)	15,899	13,451
Rand Merchant Investment Holdings, Ltd.	6,383	13,240
Sanlam, Ltd. (c)	5,709	23,016
Standard Bank Group, Ltd.	3,364	28,575
		456,046
SOUTH KOREA — 1.8%
Alteogen, Inc. (a)	132	10,450
Amorepacific Corp.	87	19,871
AMOREPACIFIC Group	63	3,613
BGF retail Co., Ltd.	64	8,935
Celltrion Healthcare Co., Ltd. (a)	106	12,738
Celltrion Pharm, Inc. (a)	27	3,579
Celltrion, Inc. (a)	222	63,653
CJ CheilJedang Corp.	34	12,347
CJ ENM Co., Ltd.	118	14,837
Coway Co., Ltd.	190	10,996
DB Insurance Co., Ltd.	214	8,944
DL E&C Co., Ltd. (a)	161	17,142
DL Holdings Co., Ltd.	128	9,896
Doosan Heavy Industries & Construction Co., Ltd. (a)	980	11,257
Fila Holdings Corp.	80	3,050
GS Engineering & Construction Corp.	439	16,679

See accompanying notes to financial statements.
19

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hana Financial Group, Inc.	620	$ 23,447
HLB, Inc. (a)	194	6,720
Hotel Shilla Co., Ltd.	162	12,439
Hyundai Heavy Industries Holdings Co., Ltd.	52	13,393
Hyundai Marine & Fire Insurance Co., Ltd.	410	8,876
Hyundai Mobis Co., Ltd.	162	41,797
Hyundai Motor Co.	182	35,057
Hyundai Motor Co. Preference Shares	216	18,704
Industrial Bank of Korea	1,170	9,470
Kakao Corp.	116	51,043
Kangwon Land, Inc. (a)	478	10,686
KB Financial Group, Inc.	729	36,200
Kia Motors Corp.	325	23,806
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	209	24,653
KT&G Corp.	430	30,927
LG Chem, Ltd.	35	24,895
LG Chem, Ltd. Preference Shares	60	20,358
LG Household & Health Care, Ltd.	15	20,809
LG Household & Health Care, Ltd. Preference Shares	19	11,500
Lotte Corp.	340	10,214
NAVER Corp.	281	93,605
NCSoft Corp.	28	21,598
Netmarble Corp. (d)	62	7,067
NH Investment & Securities Co., Ltd.	1,329	13,680
Orion Corp/Republic of Korea	74	8,566
S-1 Corp.	92	6,641
Samsung Biologics Co., Ltd. (a)(d)	51	33,707
Samsung C&T Corp.	186	20,461
Samsung Electronics Co., Ltd. Preference Shares	1,475	95,140
Samsung Electronics Co., Ltd.	8,479	609,844
Samsung Engineering Co., Ltd. (a)	1,421	17,578
Samsung Fire & Marine Insurance Co., Ltd.	96	16,117
Samsung Life Insurance Co., Ltd.	142	9,799
Samsung SDI Co., Ltd.	92	53,651
Samsung SDS Co., Ltd.	105	17,952
Seegene, Inc.	70	8,047
Shin Poong Pharmaceutical Co., Ltd.	117	8,798
Shinhan Financial Group Co., Ltd.	765	25,314
SK Holdings Co., Ltd.	253	63,040
SK Hynix, Inc.	971	113,680
SK Telecom Co., Ltd.	105	25,514
Security Description	Shares	Value
Woori Financial Group, Inc.	665	$ 5,935
		1,938,715
SPAIN — 0.6%
Aena SME SA (a)(d)	178	28,933
Amadeus IT Group SA (a)	895	63,513
Banco Bilbao Vizcaya Argentaria SA	13,808	71,828
Banco Santander SA (a)(b)	30,921	105,281
Banco Santander SA (a)(b)	1,959	6,702
CaixaBank SA	2,739	8,496
Cellnex Telecom SA (d)	297	17,139
Enagas SA	3,297	71,764
Ferrovial SA	1,867	48,779
Grifols SA	684	17,951
Iberdrola SA	3,086	39,842
Industria de Diseno Textil SA	2,198	72,591
Red Electrica Corp. SA	2,631	46,693
Siemens Gamesa Renewable Energy SA	501	19,431
Telefonica SA	13,612	61,065
		680,008
SWEDEN — 1.0%
Alfa Laval AB (a)	709	21,474
Assa Abloy AB Class B	2,785	80,199
Atlas Copco AB Class A	226	13,783
Atlas Copco AB Class B	1,596	83,221
Boliden AB (c)	2,604	96,795
EQT AB	537	17,712
Evolution Gaming Group AB (d)	252	37,180
H & M Hennes & Mauritz AB Class B (a)(c)	2,121	47,877
Hexagon AB Class B	451	41,683
Husqvarna AB Class B	1,264	18,243
ICA Gruppen AB (c)	384	18,812
Industrivarden AB Class C (a)	889	31,251
Investor AB Class B (a)	1,663	132,867
Kinnevik AB Class B	935	45,547
Sandvik AB (a)	1,812	49,602
Securitas AB Class B	397	6,764
Skandinaviska Enskilda Banken AB Class A (c)	1,218	14,875
Skanska AB Class B (c)	964	24,221
Svenska Cellulosa AB SCA Class B (a)(c)	673	11,933
Svenska Handelsbanken AB Class A	2,165	23,562
Swedish Match AB	397	31,054
Tele2 AB Class B	512	6,920
Telefonaktiebolaget LM Ericsson Class B	5,079	67,331
Telia Co. AB	4,379	19,005
Volvo AB Class B (a)(c)	3,474	88,043
		1,029,954
SWITZERLAND — 2.4%
ABB, Ltd.	2,927	88,822

See accompanying notes to financial statements.
20

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Adecco Group AG	487	$ 32,931
Alcon, Inc. (a)	753	52,950
Chocoladefabriken Lindt & Spruengli AG	6	52,595
Cie Financiere Richemont SA	994	95,835
Coca-Cola HBC AG	235	7,490
Credit Suisse Group AG	4,481	47,145
EMS-Chemie Holding AG	28	25,110
Geberit AG	97	62,004
Givaudan SA	27	104,483
Julius Baer Group, Ltd.	276	17,724
Kuehne + Nagel International AG	106	30,376
Logitech International SA	161	16,960
Lonza Group AG	80	44,915
Nestle SA	4,990	558,515
Novartis AG	3,767	323,286
Partners Group Holding AG	10	12,825
Roche Holding AG	1,254	406,985
Schindler Holding AG	55	16,223
SGS SA	15	42,730
Sika AG	431	123,647
Sonova Holding AG (a)	47	12,505
STMicroelectronics NV	797	30,434
Straumann Holding AG	11	13,780
Swatch Group AG	64	18,490
Swiss Life Holding AG	16	7,898
Swiss Re AG	478	47,213
Swisscom AG (c)	52	28,013
Temenos AG	83	11,998
UBS Group AG	6,326	98,370
Vifor Pharma AG	114	15,583
Zurich Insurance Group AG	297	127,301
		2,575,136
TAIWAN — 1.7%
Accton Technology Corp.	1,000	9,673
Acer, Inc.	2,000	2,204
Asustek Computer, Inc.	2,000	26,110
Catcher Technology Co., Ltd.	1,000	7,412
Cathay Financial Holding Co., Ltd.	28,962	48,671
Chailease Holding Co., Ltd.	2,399	16,563
China Development Financial Holding Corp.	44,000	16,192
China Life Insurance Co., Ltd.	6,704	6,050
Chunghwa Telecom Co., Ltd.	10,000	39,078
CTBC Financial Holding Co., Ltd.	45,359	35,132
Delta Electronics, Inc.	6,000	60,561
Fubon Financial Holding Co., Ltd.	24,000	47,776
Hiwin Technologies Corp.	185	2,610
Hon Hai Precision Industry Co., Ltd.	15,656	68,039
Hotai Motor Co., Ltd.	1,000	20,608
MediaTek, Inc.	3,000	101,882
Mega Financial Holding Co., Ltd.	32,922	36,807
Security Description	Shares	Value
Novatek Microelectronics Corp.	2,000	$ 40,304
Oneness Biotech Co., Ltd. (a)	1,000	9,270
Phison Electronics Corp.	1,000	17,121
President Chain Store Corp.	2,000	19,066
Realtek Semiconductor Corp.	1,000	17,313
Ruentex Development Co., Ltd.	18,000	31,227
Shin Kong Financial Holding Co., Ltd.	63,778	20,452
SinoPac Financial Holdings Co., Ltd.	65,160	29,345
Synnex Technology International Corp.	16,000	30,561
Taishin Financial Holding Co., Ltd.	72,043	33,834
Taiwan Cooperative Financial Holding Co., Ltd.	26,368	19,545
Taiwan Mobile Co., Ltd.	1,000	3,442
Taiwan Semiconductor Manufacturing Co., Ltd.	44,000	905,197
Uni-President Enterprises Corp.	17,000	43,494
United Microelectronics Corp.	15,000	26,391
Walsin Technology Corp.	1,000	8,744
Yageo Corp.	1,198	23,219
Yuanta Financial Holding Co., Ltd.	37,555	29,614
		1,853,507
THAILAND — 0.2%
Advanced Info Service PCL	1,500	8,327
Airports of Thailand PCL	17,300	38,198
Bangkok Bank PCL NVDR	2,600	10,483
Bangkok Commercial Asset Management PCL	10,800	7,499
Bangkok Dusit Medical Services PCL NVDR	14,600	10,091
Bangkok Expressway & Metro PCL NVDR	45,000	12,600
Central Pattana PCL	4,700	8,761
CP ALL PCL (a)	9,064	20,086
Energy Absolute PCL NVDR	8,900	17,658
Gulf Energy Development PCL NVDR	18,800	20,153
Intouch Holdings PCL Class F	4,600	8,538
Kasikornbank PCL	2,600	12,147
Kasikornbank PCL NVDR	2,700	12,528
Krung Thai Bank PCL	34,000	13,274
Minor International PCL NVDR (a)	8,800	9,152
Osotspa PCL	6,100	6,881
Siam Commercial Bank PCL NVDR	2,500	8,920
Siam Commercial Bank PCL	3,600	12,845
		238,141
TURKEY — 0.0% (f)
Akbank T.A.S.	13,609	7,712
BIM Birlesik Magazalar A/S	862	7,353
Turkiye Garanti Bankasi A/S (a)	9,245	7,473

See accompanying notes to financial statements.
21

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C (a)	7,090	$ 4,129
		26,667
UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	16,415	16,803
Emaar Properties PJSC (a)	12,595	12,139
Emirates NBD Bank PJSC	4,589	14,367
Emirates Telecommunications Group Co. PJSC	7,698	45,352
First Abu Dhabi Bank PJSC	2,624	10,430
		99,091
UNITED KINGDOM — 3.6%
3i Group PLC	2,906	46,249
Ashtead Group PLC	896	53,491
AstraZeneca PLC	2,301	230,070
Auto Trader Group PLC (a)(d)	1,462	11,183
Aviva PLC	11,892	66,975
BAE Systems PLC	4,907	34,189
Barclays PLC	31,519	80,851
Barratt Developments PLC (a)	3,483	35,887
Berkeley Group Holdings PLC	341	20,885
British American Tobacco PLC ADR (c)	4,301	166,621
British Land Co. PLC REIT	6,536	45,521
BT Group PLC (a)	13,465	28,758
Bunzl PLC	1,138	36,473
Burberry Group PLC (a)	994	26,036
CK Hutchison Holdings, Ltd.	4,000	31,874
CNH Industrial NV (a)	1,819	28,209
Coca-Cola European Partners PLC	205	10,693
Compass Group PLC (a)	3,708	74,769
Croda International PLC	342	29,954
DCC PLC	290	25,167
Diageo PLC	4,238	174,801
Direct Line Insurance Group PLC	2,399	10,370
Entain PLC (a)	1,581	33,112
Experian PLC	2,148	74,001
GlaxoSmithKline PLC	9,166	162,885
Hargreaves Lansdown PLC	297	6,317
HSBC Holdings PLC	34,104	199,130
Imperial Brands PLC	2,115	43,538
Informa PLC (a)	2,955	22,823
Intertek Group PLC	384	29,680
JD Sports Fashion PLC (a)	1,213	13,800
Johnson Matthey PLC	871	36,208
Kingfisher PLC (a)	5,339	23,447
Land Securities Group PLC REIT	3,707	35,295
Legal & General Group PLC	16,983	65,397
Liberty Global PLC Class A (a)	451	11,573
Linde PLC	798	223,552
Lloyds Banking Group PLC (a)	147,368	86,484
Security Description	Shares	Value
London Stock Exchange Group PLC	459	$ 43,950
M&G PLC	4,965	14,207
Melrose Industries PLC (a)	9,792	22,548
National Grid PLC	8,488	101,182
Natwest Group PLC	4,434	12,006
Next PLC (a)	214	23,225
Ocado Group PLC (a)	708	19,878
Pearson PLC	2,417	25,731
Persimmon PLC	780	31,639
Prudential PLC	4,965	105,528
Reckitt Benckiser Group PLC	1,300	116,549
RELX PLC (b)	2,887	72,454
RELX PLC (b)	1,182	29,757
Rentokil Initial PLC (a)	1,888	12,618
Rolls-Royce Holdings PLC (a)	17,779	25,830
RSA Insurance Group PLC	3,238	30,423
Sage Group PLC	2,174	18,381
Schroders PLC	206	9,948
Segro PLC REIT	2,844	36,790
Severn Trent PLC	1,765	56,155
Smith & Nephew PLC	1,896	36,047
Smiths Group PLC	1,413	29,974
St James's Place PLC	932	16,382
Standard Chartered PLC	5,638	38,855
Standard Life Aberdeen PLC	7,366	29,462
Taylor Wimpey PLC (a)	10,296	25,634
Tesco PLC	13,576	42,865
Unilever PLC	4,817	269,562
United Utilities Group PLC	5,190	66,293
Vodafone Group PLC	53,848	97,979
Whitbread PLC (a)	701	33,135
WPP PLC	2,937	37,304
		3,868,559
UNITED STATES — 57.2%
10X Genomics, Inc. Class A (a)	128	23,168
3M Co.	1,034	199,231
A.O. Smith Corp.	477	32,250
Abbott Laboratories	3,314	397,150
AbbVie, Inc.	3,237	350,308
ABIOMED, Inc. (a)	107	34,104
Accenture PLC Class A	1,278	353,047
Activision Blizzard, Inc.	1,246	115,879
Adobe, Inc. (a)	852	405,015
Advance Auto Parts, Inc.	117	21,468
Advanced Micro Devices, Inc. (a)	2,013	158,020
Aflac, Inc.	1,957	100,160
Agilent Technologies, Inc.	709	90,142
AGNC Investment Corp. REIT	1,376	23,062
Akamai Technologies, Inc. (a)	339	34,544
Albemarle Corp.	340	49,677
Alexandria Real Estate Equities, Inc. REIT	143	23,495
Alexion Pharmaceuticals, Inc. (a)	352	53,824
Align Technology, Inc. (a)	143	77,439
Allegion PLC	260	32,661

See accompanying notes to financial statements.
22

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Allstate Corp.	726	$ 83,417
Ally Financial, Inc.	586	26,493
Alnylam Pharmaceuticals, Inc. (a)	161	22,732
Alphabet, Inc. Class A (a)	547	1,128,198
Alphabet, Inc. Class C (a)	521	1,077,756
Altria Group, Inc.	3,914	200,240
Amazon.com, Inc. (a)	738	2,283,431
Amcor PLC	3,249	37,948
AMERCO	52	31,855
American Express Co.	1,175	166,192
American International Group, Inc.	1,955	90,341
American Tower Corp. REIT	833	199,137
American Water Works Co., Inc.	1,111	166,561
Ameriprise Financial, Inc.	252	58,577
AmerisourceBergen Corp.	271	31,997
AMETEK, Inc.	476	60,799
Amgen, Inc.	1,083	269,461
Amphenol Corp. Class A	598	39,450
Analog Devices, Inc.	779	120,807
Annaly Capital Management, Inc. REIT	3,151	27,099
ANSYS, Inc. (a)	65	22,071
Anthem, Inc.	477	171,219
Aon PLC Class A	527	121,268
Apollo Global Management, Inc. (c)	196	9,214
Apple, Inc.	29,687	3,626,267
Applied Materials, Inc.	1,776	237,274
Aptiv PLC (a)	503	69,364
Arch Capital Group, Ltd. (a)	577	22,139
Arista Networks, Inc. (a)	71	21,434
Arrow Electronics, Inc. (a)	106	11,747
Arthur J Gallagher & Co.	90	11,229
Assurant, Inc.	101	14,319
AT&T, Inc.	13,853	419,330
Athene Holding, Ltd. Class A (a)	271	13,658
Atmos Energy Corp.	1,346	133,052
Autodesk, Inc. (a)	413	114,463
Automatic Data Processing, Inc.	896	168,869
AutoZone, Inc. (a)	34	47,746
Avalara, Inc. (a)	90	12,009
AvalonBay Communities, Inc. REIT	312	57,567
Avantor, Inc. (a)	707	20,454
Avery Dennison Corp.	329	60,421
Axalta Coating Systems, Ltd. (a)	1,343	39,726
Baker Hughes Co.	3,466	74,900
Ball Corp.	801	67,877
Bank of America Corp.	13,804	534,077
Bank of New York Mellon Corp.	1,527	72,212
Bausch Health Cos., Inc. (a)	375	11,896
Baxter International, Inc.	807	68,062
Becton Dickinson and Co.	514	124,979
Berkshire Hathaway, Inc. Class B (a)	2,139	546,450
Security Description	Shares	Value
Best Buy Co., Inc.	476	$ 54,650
Biogen, Inc. (a)	334	93,437
BioMarin Pharmaceutical, Inc. (a)	227	17,141
BlackRock, Inc.	254	191,506
Blackstone Group, Inc. Class A	998	74,381
Boeing Co. (a)	932	237,399
Booking Holdings, Inc. (a)	83	193,377
BorgWarner, Inc.	253	11,729
Boston Properties, Inc. REIT	206	20,860
Boston Scientific Corp. (a)	2,628	101,572
Bristol-Myers Squibb Co.	4,299	271,396
Broadcom, Inc.	688	318,998
Broadridge Financial Solutions, Inc.	205	31,386
Brown-Forman Corp. Class B	620	42,761
Burlington Stores, Inc. (a)	52	15,538
C.H. Robinson Worldwide, Inc.	272	25,957
Cadence Design Systems, Inc. (a)	376	51,508
Camden Property Trust REIT	180	19,784
Capital One Financial Corp.	636	80,918
Cardinal Health, Inc.	619	37,604
Carlyle Group, Inc.	286	10,513
CarMax, Inc. (a)	270	35,818
Carrier Global Corp.	1,750	73,885
Carvana Co. (a)(c)	128	33,587
Catalent, Inc. (a)	164	17,271
Caterpillar, Inc.	915	212,161
Cboe Global Markets, Inc.	231	22,797
CBRE Group, Inc. Class A (a)	735	58,146
CDW Corp.	153	25,360
Celanese Corp.	128	19,176
Centene Corp. (a)	783	50,042
Ceridian HCM Holding, Inc. (a)	128	10,787
Cerner Corp.	727	52,257
Charles Schwab Corp.	2,357	153,629
Charter Communications, Inc. Class A (a)	250	154,255
Cheniere Energy, Inc. (a)	762	54,872
Chevron Corp.	496	51,976
Chewy, Inc. Class A (a)(c)	128	10,843
Chipotle Mexican Grill, Inc. (a)	54	76,724
Chubb, Ltd.	900	142,173
Church & Dwight Co., Inc.	441	38,521
Cigna Corp.	546	131,990
Cincinnati Financial Corp.	269	27,731
Cintas Corp.	214	73,040
Cisco Systems, Inc.	7,786	402,614
Citigroup, Inc.	4,457	324,247
Citizens Financial Group, Inc.	1,320	58,278
Citrix Systems, Inc.	259	36,353
Clorox Co.	198	38,190
Cloudflare, Inc. Class A (a)	258	18,127
CME Group, Inc.	713	145,616
Coca-Cola Co.	8,088	426,318

See accompanying notes to financial statements.
23

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cognex Corp.	205	$ 17,013
Cognizant Technology Solutions Corp. Class A	1,128	88,119
Colgate-Palmolive Co.	1,643	129,518
Comcast Corp. Class A	7,777	420,813
Conagra Brands, Inc.	699	26,282
Consolidated Edison, Inc.	1,408	105,318
Constellation Brands, Inc. Class A	340	77,520
Cooper Cos., Inc.	38	14,595
Copart, Inc. (a)	577	62,668
Corning, Inc.	1,464	63,699
Corteva, Inc.	1,398	65,175
CoStar Group, Inc. (a)	82	67,395
Costco Wholesale Corp.	864	304,543
Coupa Software, Inc. (a)	90	22,903
Crowdstrike Holdings, Inc. Class A (a)(c)	294	53,658
Crown Castle International Corp. REIT	833	143,384
CSX Corp.	1,412	136,145
Cummins, Inc.	261	67,628
CVS Health Corp.	2,328	175,135
D.R. Horton, Inc.	421	37,520
Danaher Corp.	1,174	264,244
Darden Restaurants, Inc.	205	29,110
Datadog, Inc. Class A (a)	279	23,252
DaVita, Inc. (a)	136	14,657
Deere & Co.	545	203,906
Dell Technologies, Inc. Class C (a)	514	45,309
DENTSPLY SIRONA, Inc.	619	39,498
DexCom, Inc. (a)	153	54,987
Digital Realty Trust, Inc. REIT	386	54,364
Discover Financial Services	368	34,956
Discovery, Inc. Class A (a)(c)	726	31,552
DISH Network Corp. Class A (a)	448	16,218
DocuSign, Inc. (a)	329	66,606
Dollar General Corp.	395	80,035
Dollar Tree, Inc. (a)	325	37,200
Dominion Energy, Inc.	1,276	96,925
Domino's Pizza, Inc.	91	33,469
Dover Corp.	324	44,430
Dow, Inc.	1,296	82,866
DraftKings, Inc. Class A (a)(c)	258	15,823
Dropbox, Inc. Class A (a)	600	15,996
Duke Realty Corp. REIT	679	28,470
Eaton Corp. PLC	763	105,508
eBay, Inc.	1,361	83,348
Ecolab, Inc.	735	157,341
Edison International	1,174	68,796
Edwards Lifesciences Corp. (a)	1,074	89,829
Elanco Animal Health, Inc. (a)	798	23,501
Electronic Arts, Inc.	503	68,091
Eli Lilly & Co.	1,507	281,538
Emerson Electric Co.	1,245	112,324
Security Description	Shares	Value
Enphase Energy, Inc. (a)	258	$ 41,837
Equifax, Inc.	195	35,320
Equinix, Inc. REIT	155	105,336
Equitable Holdings, Inc.	699	22,801
Equity Residential REIT	808	57,877
Erie Indemnity Co. Class A	45	9,941
Essential Utilities, Inc.	2,853	127,672
Essex Property Trust, Inc. REIT	105	28,543
Estee Lauder Cos., Inc. Class A	505	146,879
Etsy, Inc. (a)	128	25,814
Everest Re Group, Ltd.	64	15,860
Eversource Energy	2,080	180,107
Exact Sciences Corp. (a)	303	39,929
Exelon Corp.	299	13,078
Expedia Group, Inc. (a)	242	41,653
Expeditors International of Washington, Inc.	646	69,568
Extra Space Storage, Inc. REIT	119	15,773
F5 Networks, Inc. (a)	101	21,071
Facebook, Inc. Class A (a)	4,173	1,229,074
Fair Isaac Corp. (a)	16	7,777
Fastenal Co.	1,188	59,733
FedEx Corp.	258	73,282
Ferguson PLC	572	68,407
Fidelity National Financial, Inc.	801	32,569
Fidelity National Information Services, Inc.	1,218	171,263
Fifth Third Bancorp	1,623	60,781
First Republic Bank	299	49,858
Fiserv, Inc. (a)	1,152	137,134
FleetCor Technologies, Inc. (a)	171	45,936
FMC Corp.	682	75,436
Ford Motor Co. (a)	5,934	72,692
Fortinet, Inc. (a)	171	31,536
Fortive Corp.	586	41,395
Fortune Brands Home & Security, Inc.	119	11,403
Fox Corp. Class A	754	27,227
Franklin Resources, Inc.	575	17,020
Freeport-McMoRan, Inc. (a)	2,894	95,299
Garmin, Ltd.	294	38,764
Gartner, Inc. (a)	101	18,438
Generac Holdings, Inc. (a)	128	41,914
General Dynamics Corp.	492	89,328
General Electric Co.	17,034	223,656
General Mills, Inc.	1,067	65,428
General Motors Co. (a)	1,887	108,427
Genuine Parts Co.	207	23,927
Gilead Sciences, Inc.	2,314	149,554
Global Payments, Inc.	502	101,193
GoDaddy, Inc. Class A (a)	101	7,840
Goldman Sachs Group, Inc.	662	216,474
Halliburton Co.	7,686	164,942
Hartford Financial Services Group, Inc.	780	52,096
Hasbro, Inc.	276	26,529

See accompanying notes to financial statements.
24

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HCA Healthcare, Inc.	423	$ 79,668
Healthpeak Properties, Inc. REIT	828	26,281
HEICO Corp.	100	12,580
Henry Schein, Inc. (a)	153	10,594
Hershey Co.	191	30,209
Hewlett Packard Enterprise Co.	4,507	70,940
Hilton Worldwide Holdings, Inc. (a)	378	45,708
Hologic, Inc. (a)	376	27,967
Home Depot, Inc.	1,784	544,566
Honeywell International, Inc.	1,361	295,432
Horizon Therapeutics PLC (a)	258	23,746
Host Hotels & Resorts, Inc. REIT (a)	1,822	30,701
HP, Inc.	3,471	110,204
Humana, Inc.	251	105,232
Huntington Bancshares, Inc.	1,352	21,253
Huntington Ingalls Industries, Inc.	43	8,852
IDEXX Laboratories, Inc. (a)	143	69,971
IHS Markit, Ltd.	1,115	107,910
Illinois Tool Works, Inc.	591	130,918
Illumina, Inc. (a)	242	92,943
Incyte Corp. (a)	242	19,667
Ingersoll Rand, Inc. (a)	412	20,275
Insulet Corp. (a)	100	26,092
Intel Corp.	7,772	497,408
InterActiveCorp (a)	133	28,769
Intercontinental Exchange, Inc.	819	91,466
International Business Machines Corp.	1,777	236,803
International Flavors & Fragrances, Inc.	357	49,841
Interpublic Group of Cos., Inc.	539	15,739
Intuit, Inc.	459	175,825
Intuitive Surgical, Inc. (a)	217	160,350
Invesco, Ltd.	592	14,930
Invitation Homes, Inc. REIT	323	10,333
Ionis Pharmaceuticals, Inc. (a)	199	8,947
IPG Photonics Corp. (a)	52	10,969
IQVIA Holdings, Inc. (a)	326	62,964
Iron Mountain, Inc. REIT	298	11,029
J.M. Smucker Co.	170	21,510
Jack Henry & Associates, Inc.	153	23,213
Jacobs Engineering Group, Inc.	474	61,274
James Hardie Industries PLC CDI	1,254	38,052
Jazz Pharmaceuticals PLC (a)	151	24,820
Johnson & Johnson	4,739	778,855
Johnson Controls International PLC	1,520	90,698
JPMorgan Chase & Co.	4,408	671,030
Juniper Networks, Inc.	421	10,664
Kansas City Southern	74	19,530
Kellogg Co.	235	14,876
Keurig Dr. Pepper, Inc. (c)	890	30,589
KeyCorp.	2,253	45,015
Security Description	Shares	Value
Keysight Technologies, Inc. (a)	305	$ 43,737
Kimberly-Clark Corp.	474	65,910
Kinder Morgan, Inc.	13,973	232,650
KKR & Co., Inc.	1,097	53,588
KLA Corp.	244	80,618
Knight-Swift Transportation Holdings, Inc.	196	9,426
Kraft Heinz Co.	1,605	64,200
Kroger Co.	572	20,586
L3Harris Technologies, Inc.	406	82,288
Laboratory Corp. of America Holdings (a)	146	37,234
Lam Research Corp.	262	155,953
Lamb Weston Holdings, Inc.	333	25,801
Las Vegas Sands Corp. (a)	791	48,061
Lear Corp.	52	9,425
Leidos Holdings, Inc.	276	26,573
Lennar Corp. Class A	413	41,808
Lennox International, Inc.	101	31,471
Liberty Broadband Corp. Class A (a)	128	18,579
Liberty Media Corp.-Liberty Formula One Class C (a)	575	24,892
Liberty Media Corp.-Liberty SiriusXM Class A (a)	528	23,274
Liberty Media Corp.-Liberty SiriusXM Class C (a)	60	2,647
Lincoln National Corp.	555	34,560
Live Nation Entertainment, Inc. (a)	153	12,951
LKQ Corp. (a)	665	28,149
Lockheed Martin Corp.	394	145,583
Loews Corp.	1,389	71,228
Lowe's Cos., Inc.	1,225	232,970
Lululemon Athletica, Inc. (a)	207	63,489
Lumen Technologies, Inc.	1,840	24,564
M&T Bank Corp.	226	34,264
Markel Corp. (a)	25	28,491
MarketAxess Holdings, Inc.	45	22,406
Marriott International, Inc. Class A (a)	136	20,143
Marsh & McLennan Cos., Inc.	1,122	136,660
Martin Marietta Materials, Inc.	106	35,597
Marvell Technology Group, Ltd.	1,426	69,845
Masco Corp.	896	53,670
Mastercard, Inc. Class A	1,600	569,680
Match Group, Inc. (a)	433	59,486
Maxim Integrated Products, Inc.	397	36,274
McCormick & Co., Inc.	558	49,751
McDonald's Corp.	1,428	320,072
McKesson Corp.	305	59,487
Medical Properties Trust, Inc. REIT	1,321	28,111
Medtronic PLC	2,615	308,910
Merck & Co., Inc.	4,711	363,171
MetLife, Inc.	1,848	112,340

See accompanying notes to financial statements.
25

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	52	$ 60,096
MGM Resorts International	1,173	44,562
Microchip Technology, Inc.	376	58,363
Micron Technology, Inc. (a)	1,932	170,422
Microsoft Corp.	12,444	2,933,922
Mid-America Apartment Communities, Inc. REIT	52	7,507
Moderna, Inc. (a)	450	58,928
Molina Healthcare, Inc. (a)	45	10,519
Molson Coors Beverage Co. Class B (a)	386	19,744
Mondelez International, Inc. Class A	2,996	175,356
MongoDB, Inc. (a)	45	12,034
Monster Beverage Corp. (a)	799	72,781
Moody's Corp.	267	79,729
Morgan Stanley	2,264	175,822
Motorola Solutions, Inc.	357	67,134
MSCI, Inc.	75	31,446
Nasdaq, Inc.	27	3,981
NetApp, Inc.	539	39,169
Netflix, Inc. (a)	772	402,722
Neurocrine Biosciences, Inc. (a)	119	11,573
Newell Brands, Inc.	932	24,959
Newmont Corp.	1,123	67,683
News Corp. Class A	1,155	29,372
NextEra Energy, Inc.	3,367	254,579
NIKE, Inc. Class B	2,268	301,395
Norfolk Southern Corp.	476	127,816
Northern Trust Corp.	179	18,815
Northrop Grumman Corp.	281	90,943
NortonLifeLock, Inc.	1,412	30,019
Novocure, Ltd. (a)	128	16,919
NVIDIA Corp.	1,083	578,246
Okta, Inc. (a)	145	31,962
Old Dominion Freight Line, Inc.	306	73,565
Omega Healthcare Investors, Inc. REIT	482	17,656
Omnicom Group, Inc.	294	21,800
ONEOK, Inc.	1,660	84,096
Oracle Corp.	3,603	252,823
O'Reilly Automotive, Inc. (a)	136	68,986
Otis Worldwide Corp.	873	59,757
PACCAR, Inc.	626	58,168
Palo Alto Networks, Inc. (a)	125	40,258
Parker-Hannifin Corp.	187	58,985
Paychex, Inc.	913	89,492
Paycom Software, Inc. (a)	61	22,574
PayPal Holdings, Inc. (a)	1,846	448,283
Peloton Interactive, Inc. Class A (a)	386	43,402
Pentair PLC	275	17,138
PepsiCo, Inc.	2,555	361,405
PerkinElmer, Inc.	128	16,421
Perrigo Co. PLC	208	8,418
Pfizer, Inc.	10,197	369,437
Security Description	Shares	Value
PG&E Corp. (a)	2,703	$ 31,652
Philip Morris International, Inc.	2,864	254,151
Pinterest, Inc. Class A (a)	769	56,929
PNC Financial Services Group, Inc.	942	165,236
PPG Industries, Inc.	754	113,296
Principal Financial Group, Inc.	680	40,773
Procter & Gamble Co.	4,437	600,903
Progressive Corp.	949	90,734
Prologis, Inc. REIT	1,308	138,648
Prudential Financial, Inc.	940	85,634
PTC, Inc. (a)	199	27,392
Public Storage REIT	297	73,288
PulteGroup, Inc.	421	22,077
QIAGEN NV (a)	397	19,256
Qorvo, Inc. (a)	160	29,232
QUALCOMM, Inc.	2,000	265,180
Quest Diagnostics, Inc.	269	34,523
Raytheon Technologies Corp.	2,946	227,637
Realty Income Corp. REIT	429	27,242
Regency Centers Corp. REIT	225	12,760
Regeneron Pharmaceuticals, Inc. (a)	128	60,562
Regions Financial Corp.	2,252	46,526
Reinsurance Group of America, Inc.	106	13,361
ResMed, Inc.	276	53,550
RingCentral, Inc. Class A (a)	100	29,788
Robert Half International, Inc.	348	27,168
Rockwell Automation, Inc.	160	42,470
Roku, Inc. (a)	199	64,828
Rollins, Inc.	329	11,324
Roper Technologies, Inc.	126	50,821
Ross Stores, Inc.	601	72,066
Royal Caribbean Cruises, Ltd. (a)	128	10,958
S&P Global, Inc.	493	173,965
salesforce.com, Inc. (a)	1,496	316,958
Sarepta Therapeutics, Inc. (a)	145	10,807
SBA Communications Corp. REIT	242	67,167
Schlumberger NV	20,898	568,217
Seagate Technology PLC	304	23,332
Seagen, Inc. (a)	161	22,356
Sealed Air Corp.	619	28,363
Sempra Energy	891	118,129
Sensata Technologies Holding PLC (a)	388	22,485
ServiceNow, Inc. (a)	297	148,533
Sherwin-Williams Co.	208	153,506
Simon Property Group, Inc. REIT	742	84,417
Sirius XM Holdings, Inc. (c)	3,147	19,165
Skyworks Solutions, Inc.	188	34,494
Slack Technologies, Inc. Class A (a)	466	18,934
Snap, Inc. Class A (a)	1,517	79,324
Snap-on, Inc.	179	41,302

See accompanying notes to financial statements.
26

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Snowflake, Inc. Class A (a)	128	$ 29,348
SolarEdge Technologies, Inc. (a)	128	36,792
Splunk, Inc. (a)	244	33,057
Square, Inc. Class A (a)	630	143,042
SS&C Technologies Holdings, Inc.	271	18,935
Stanley Black & Decker, Inc.	297	59,302
Starbucks Corp.	2,456	268,367
State Street Corp. (g)	610	51,246
Stellantis NV (b)	3,349	59,356
Stellantis NV (b)	1,600	28,365
STERIS PLC	45	8,572
Stryker Corp.	646	157,353
Sun Communities, Inc. REIT	74	11,103
Sunrun, Inc. (a)	258	15,604
SVB Financial Group (a)	101	49,860
Synchrony Financial	824	33,504
Synopsys, Inc. (a)	187	46,335
Sysco Corp.	1,209	95,197
T Rowe Price Group, Inc.	432	74,131
Take-Two Interactive Software, Inc. (a)	153	27,035
Target Corp.	783	155,089
TE Connectivity, Ltd.	738	95,283
Teladoc Health, Inc. (a)	249	45,256
Teleflex, Inc.	65	27,005
Teradyne, Inc.	230	27,986
Tesla, Inc. (a)	1,321	882,336
Texas Instruments, Inc.	1,842	348,120
Textron, Inc.	385	21,591
Thermo Fisher Scientific, Inc.	657	299,842
TJX Cos., Inc.	2,103	139,113
T-Mobile US, Inc. (a)	821	102,863
Tractor Supply Co.	224	39,666
Trade Desk, Inc. Class A (a)	61	39,751
Tradeweb Markets, Inc. Class A	135	9,990
Trane Technologies PLC	467	77,317
TransDigm Group, Inc. (a)	63	37,039
TransUnion	375	33,750
Travelers Cos., Inc.	608	91,443
Trimble, Inc. (a)	575	44,729
Truist Financial Corp.	2,439	142,242
Twilio, Inc. Class A (a)	161	54,862
Twitter, Inc. (a)	1,269	80,746
Tyson Foods, Inc. Class A	100	7,430
Uber Technologies, Inc. (a)	1,820	99,208
UDR, Inc. REIT	271	11,886
UGI Corp.	1,048	42,978
Ulta Beauty, Inc. (a)	92	28,444
Union Pacific Corp.	1,200	264,492
United Parcel Service, Inc. Class B	1,030	175,090
United Rentals, Inc. (a)	190	62,569
UnitedHealth Group, Inc.	1,651	614,288
Universal Health Services, Inc. Class B	74	9,871
Security Description	Shares	Value
US Bancorp	2,765	$ 152,932
Vail Resorts, Inc.	101	29,458
Varian Medical Systems, Inc. (a)	123	21,713
Veeva Systems, Inc. Class A (a)	249	65,049
Ventas, Inc. REIT	729	38,885
VEREIT, Inc.	670	25,875
VeriSign, Inc. (a)	101	20,075
Verisk Analytics, Inc.	432	76,330
Verizon Communications, Inc.	7,303	424,669
Vertex Pharmaceuticals, Inc. (a)	405	87,030
VF Corp.	655	52,348
ViacomCBS, Inc. Class B	513	23,136
Viatris, Inc. (a)	2,161	30,189
VICI Properties, Inc. REIT (c)	898	25,360
Visa, Inc. Class A	3,075	651,070
VMware, Inc. Class A (a)	161	24,222
Vornado Realty Trust REIT	395	17,929
Voya Financial, Inc. (c)	550	35,002
Vulcan Materials Co.	323	54,506
W.W. Grainger, Inc.	119	47,711
Walmart, Inc.	2,570	349,083
Walgreens Boots Alliance, Inc.	1,776	97,502
Walt Disney Co. (a)	3,050	562,786
Waters Corp. (a)	188	53,424
Wayfair, Inc. Class A (a)(c)	153	48,157
Wells Fargo & Co.	7,073	276,342
Welltower, Inc. REIT	862	61,745
West Pharmaceutical Services, Inc.	74	20,852
Western Digital Corp.	591	39,449
Western Union Co.	1,219	30,061
Westinghouse Air Brake Technologies Corp.	303	23,985
Weyerhaeuser Co. REIT	1,711	60,912
Whirlpool Corp.	56	12,340
Williams Cos., Inc.	3,979	94,263
Willis Towers Watson PLC	215	49,209
Workday, Inc. Class A (a)	315	78,255
WP Carey, Inc. REIT	101	7,147
Wynn Resorts, Ltd. (a)	204	25,575
Xilinx, Inc.	482	59,720
XPO Logistics, Inc. (a)	153	18,865
Xylem, Inc.	679	71,417
Yum! Brands, Inc.	697	75,401
Zebra Technologies Corp. Class A (a)	100	48,518
Zendesk, Inc. (a)	128	16,975
Zillow Group, Inc. Class C (a)(c)	304	39,411
Zimmer Biomet Holdings, Inc.	361	57,789
Zoetis, Inc.	792	124,724
Zoom Video Communications, Inc. Class A (a)	294	94,459
Zscaler, Inc. (a)	128	21,974
		61,293,188

See accompanying notes to financial statements.
27

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	3,332	$ 63,493
TOTAL COMMON STOCKS (Cost $85,299,031)		106,397,747

RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Computershare, Ltd. (expiring 04/19/21) (a)	178	206
CHILE — 0.0% (f)
Sociedad Quimica y Minera de Chile SA (expiring 4/24/21) (a)	132	530
ITALY — 0.0% (f)
SNAM SpA (expiring 04/07/21) (a) (e)	13,305	—
TOTAL RIGHTS (Cost $0)		736
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 12/31/21) (a) (Cost: $0)	390	13
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (h) (i)	483,074	483,219
State Street Navigator Securities Lending Portfolio II (g) (j)	1,135,274	1,135,274
TOTAL SHORT-TERM INVESTMENTS (Cost $1,618,493)		1,618,493
TOTAL INVESTMENTS — 100.7% (Cost $86,917,524)		108,016,989
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(784,913)
NET ASSETS — 100.0%		$ 107,232,076

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2021.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$106,273,338	$124,409	$ 0(a)	$106,397,747
Rights	736	—	0(a)	736
Warrants	13	—	—	13
Short-Term Investments	1,618,493	—	—	1,618,493
TOTAL INVESTMENTS	$107,892,580	$124,409	$ 0	$108,016,989
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
See accompanying notes to financial statements.
28

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	21.0%
Financials	15.3
Consumer Discretionary	12.5
Health Care	11.4
Industrials	10.7
Communication Services	9.6
Consumer Staples	7.4
Materials	3.9
Real Estate	2.8
Utilities	2.4
Energy	2.2
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	474	$ 28,122	$ 11,164	$ —	$—	$11,960	610	$ 51,246	$ 564
State Street Institutional Liquid Reserves Fund, Premier Class	115,572	115,596	3,007,253	2,639,635	(4)	9	483,074	483,219	76
State Street Navigator Securities Lending Portfolio II	1,095,112	1,095,112	4,709,767	4,669,605	—	—	1,135,274	1,135,274	2,298
Total		$1,238,830	$7,728,184	$7,309,240	$ (4)	$11,969		$1,669,739	$2,938
See accompanying notes to financial statements.
29

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.9%
Afterpay, Ltd. (a)	2,714	$ 209,813
AMP, Ltd.	40,162	38,696
Ampol, Ltd.	3,071	57,423
APA Group Stapled Security	15,633	119,307
Aristocrat Leisure, Ltd.	7,379	193,054
ASX, Ltd.	2,450	132,582
Aurizon Holdings, Ltd.	24,773	73,587
AusNet Services	25,406	35,508
Australia & New Zealand Banking Group, Ltd.	35,712	766,497
Bank of Queensland, Ltd.	1	7
BlueScope Steel, Ltd.	6,206	91,464
Brambles, Ltd.	19,854	159,989
CIMIC Group, Ltd. (a)(b)	1,344	18,006
Coca-Cola Amatil, Ltd.	5,927	60,627
Cochlear, Ltd.	776	124,692
Coles Group, Ltd.	17,135	208,944
Commonwealth Bank of Australia	22,457	1,472,687
Computershare, Ltd. (c)	6,362	72,878
Computershare, Ltd. (c)	707	7,296
Crown Resorts, Ltd. (a)	4,934	44,194
CSL, Ltd.	5,755	1,160,039
Dexus REIT	13,536	100,520
Evolution Mining, Ltd.	20,540	63,829
Fortescue Metals Group, Ltd.	21,479	327,026
Goodman Group REIT	20,875	288,098
GPT Group REIT	25,072	87,842
Insurance Australia Group, Ltd.	27,939	99,589
LendLease Corp., Ltd. Stapled Security	8,754	86,144
Macquarie Group, Ltd.	4,306	501,231
Magellan Financial Group, Ltd.	1,572	54,083
Medibank Pvt, Ltd.	33,368	71,161
Mirvac Group REIT	49,536	94,323
National Australia Bank, Ltd.	41,151	814,909
Newcrest Mining, Ltd.	10,478	194,886
Northern Star Resources, Ltd.	13,905	100,400
Orica, Ltd.	5,085	54,028
Qantas Airways, Ltd. (a)	9,407	36,469
QBE Insurance Group, Ltd.	18,787	137,654
Ramsay Health Care, Ltd.	2,356	120,228
REA Group, Ltd. (b)	709	76,541
Rio Tinto PLC	14,231	1,089,716
Rio Tinto, Ltd.	4,730	398,988
Scentre Group REIT	67,647	145,296
SEEK, Ltd. (a)	4,363	94,741
Sonic Healthcare, Ltd.	5,600	149,667
Stockland REIT	29,789	99,831
Suncorp Group, Ltd.	15,983	120,517
Sydney Airport Stapled Security (a)	17,766	83,760
Tabcorp Holdings, Ltd.	27,641	98,527
Telstra Corp., Ltd.	53,029	137,324
Security Description	Shares	Value
TPG TELECOM, Ltd.	4,867	$ 23,465
Transurban Group Stapled Security	34,908	354,148
Treasury Wine Estates, Ltd.	9,149	72,122
Vicinity Centres REIT	40,254	50,741
Wesfarmers, Ltd.	14,384	577,030
Westpac Banking Corp.	45,490	845,744
WiseTech Global, Ltd.	1,850	40,933
Woolworths Group, Ltd.	16,008	498,307
		13,237,108
AUSTRIA — 0.2%
Erste Group Bank AG (a)	3,473	118,046
Raiffeisen Bank International AG (a)	2,098	46,184
Verbund AG (b)	865	63,032
Voestalpine AG	1,567	65,067
		292,329
BELGIUM — 0.9%
Ageas SA/NV	2,180	132,105
Anheuser-Busch InBev SA	9,599	606,391
Elia Group SA (b)	389	42,930
Etablissements Franz Colruyt NV	717	42,859
Galapagos NV (a)	565	43,907
Groupe Bruxelles Lambert SA	1,405	145,743
KBC Group NV (a)	3,199	233,106
Proximus SADP	2,055	44,827
Sofina SA	194	65,780
Solvay SA	919	114,707
UCB SA	1,575	150,161
Umicore SA	2,618	139,170
		1,761,686
BRAZIL — 0.1%
Yara International ASA	2,159	112,498
CHILE — 0.1%
Antofagasta PLC	5,322	124,093
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	46,500	162,388
Budweiser Brewing Co. APAC, Ltd. (b)(d)	22,354	66,707
ESR Cayman, Ltd. (a)(d)	23,000	75,292
Prosus NV	6,179	688,454
Wilmar International, Ltd.	24,500	98,831
		1,091,672
DENMARK — 2.6%
Ambu A/S Class B	2,066	97,261
AP Moller - Maersk A/S Class A	43	93,842
AP Moller - Maersk A/S Class B	81	188,613
Carlsberg AS Class B	1,289	198,525
Chr. Hansen Holding A/S (a)	1,342	122,240
Coloplast A/S Class B	1,483	223,530
Danske Bank A/S	8,563	160,625
Demant A/S (a)	1,303	55,329

See accompanying notes to financial statements.
30

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DSV Panalpina A/S	2,599	$ 511,138
Genmab A/S (a)	826	272,420
GN Store Nord A/S	1,624	128,166
H Lundbeck A/S	769	26,334
Novo Nordisk A/S Class B	21,833	1,482,744
Novozymes A/S Class B	2,713	174,194
Orsted A/S (d)	2,423	392,286
Pandora A/S (a)	1,274	136,823
Rockwool International A/S Class B	101	42,680
Tryg A/S (b)	4,210	99,529
Vestas Wind Systems A/S	2,479	510,064
		4,916,343
FINLAND — 1.3%
Elisa Oyj	1,908	114,680
Fortum Oyj	5,531	147,953
Kesko Oyj Class B	3,477	106,576
Kone Oyj Class B	4,304	352,374
Neste Oyj	5,352	284,695
Nokia Oyj (a)	71,517	286,162
Nordea Bank Abp (c)	40,751	402,073
Nordea Bank Abp (c)	566	5,595
Orion Oyj Class B (b)	1,396	56,063
Sampo Oyj Class A	6,032	272,729
Stora Enso Oyj Class R	7,523	140,629
UPM-Kymmene Oyj	6,788	244,364
Wartsila OYJ Abp (b)	5,391	56,606
		2,470,499
FRANCE — 10.6%
Accor SA (a)	2,388	90,261
Adevinta ASA (a)	3,044	44,895
Aeroports de Paris (a)	392	46,947
Air Liquide SA	5,998	981,988
Airbus SE (a)	7,410	840,764
Alstom SA (a)	3,137	156,768
Amundi SA (a)(d)	807	64,685
Arkema SA	908	110,292
Atos SE (a)	1,251	97,804
AXA SA	24,350	654,935
BioMerieux	538	68,606
BNP Paribas SA (a)	14,265	869,802
Bollore SA	12,229	59,187
Bouygues SA	2,872	115,407
Bureau Veritas SA (a)	3,781	107,851
Capgemini SE	2,019	344,312
Carrefour SA	7,699	139,756
Cie de Saint-Gobain (a)	6,632	392,224
Cie Generale des Etablissements Michelin SCA	2,162	324,358
CNP Assurances (a)	2,300	43,819
Covivio REIT	717	61,516
Credit Agricole SA (a)	14,433	209,409
Danone SA	7,834	538,627
Dassault Aviation SA (a)	39	43,499
Dassault Systemes SE	1,669	357,791
Security Description	Shares	Value
Edenred	3,123	$ 163,482
Eiffage SA (a)	1,004	100,725
EssilorLuxottica SA	3,581	584,385
Eurazeo SE (a)	520	39,664
Faurecia SE (a)(c)	1,227	65,514
Faurecia SE (a)(c)	240	12,781
Gecina SA REIT	617	85,134
Getlink SE (a)	5,603	86,134
Hermes International	396	439,355
Iliad SA	197	37,532
Ipsen SA	514	44,190
Kering SA	955	660,651
Klepierre SA REIT	2,623	61,302
La Francaise des Jeux SAEM (d)	1,093	49,804
Legrand SA	3,388	315,846
L'Oreal SA	3,191	1,225,624
LVMH Moet Hennessy Louis Vuitton SE	3,501	2,337,574
Natixis SA (a)	12,759	61,212
Orange SA	25,304	312,416
Orpea SA (a)	660	76,639
Pernod Ricard SA	2,635	495,661
Publicis Groupe SA	2,697	164,956
Remy Cointreau SA	296	54,792
Renault SA (a)	2,491	108,119
Safran SA (a)	4,064	554,303
Sanofi	14,290	1,414,981
Sartorius Stedim Biotech	347	143,230
Schneider Electric SE	6,851	1,048,770
SCOR SE (a)	1,970	67,376
SEB SA	302	53,383
Societe Generale SA (a)	10,570	277,217
Sodexo SA (a)	1,152	110,726
Suez SA	4,085	86,708
Teleperformance	751	274,328
Thales SA	1,349	134,322
Ubisoft Entertainment SA (a)	1,186	90,437
Unibail-Rodamco-Westfield REIT (a)	511	2,082
Unibail-Rodamco-Westfield REIT (a)	1,804	144,897
Valeo SA	3,053	103,950
Veolia Environnement SA	6,946	178,457
Vinci SA	6,555	673,029
Vivendi SE	10,421	342,938
Wendel SE	333	41,447
Worldline SA (a)(d)	3,090	259,447
		20,351,023
GERMANY — 10.0%
Adidas AG (a)	2,420	757,133
Allianz SE	5,294	1,350,493
Aroundtown SA	12,709	90,667
BASF SE	11,655	970,374
Bayer AG	12,465	790,520
Bayerische Motoren Werke AG	4,202	436,919

See accompanying notes to financial statements.
31

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	759	$ 60,526
Bechtle AG	345	64,836
Beiersdorf AG	1,251	132,474
Brenntag SE	1,960	167,701
Carl Zeiss Meditec AG	520	78,534
Commerzbank AG (a)	12,804	78,674
Continental AG (a)	1,392	184,379
Covestro AG (d)	2,208	148,801
Daimler AG	10,856	969,815
Delivery Hero SE (a)(d)	1,639	212,858
Deutsche Bank AG (a)	24,931	298,523
Deutsche Boerse AG	2,389	397,864
Deutsche Lufthansa AG (a)	3,259	43,302
Deutsche Post AG	12,452	683,739
Deutsche Telekom AG	42,278	853,165
Deutsche Wohnen SE	4,338	202,816
E.ON SE	28,462	331,971
Evonik Industries AG	2,766	98,047
Fresenius Medical Care AG & Co. KGaA	2,727	201,020
Fresenius SE & Co. KGaA	5,303	236,715
Fuchs Petrolub SE Preference Shares	954	45,791
GEA Group AG	1,920	78,867
Hannover Rueck SE	765	140,080
HeidelbergCement AG	1,914	174,248
HelloFresh SE (a)	1,877	140,304
Henkel AG & Co. KGaA Preference Shares	2,255	254,058
Henkel AG & Co. KGaA	1,333	132,306
HOCHTIEF AG	297	26,634
Infineon Technologies AG	16,609	705,765
KION Group AG	893	88,371
Knorr-Bremse AG	918	114,819
LANXESS AG	1,106	81,711
LEG Immobilien SE	902	118,903
Merck KGaA	1,634	280,000
MTU Aero Engines AG	682	160,872
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,774	547,516
Nemetschek SE	728	46,546
Porsche Automobil Holding SE Preference Shares	1,908	202,764
Puma SE (a)	1,244	122,142
Rational AG	62	48,275
SAP SE	13,245	1,625,490
Sartorius AG Preference Shares	433	216,386
Scout24 AG (d)	1,371	104,253
Siemens AG	9,705	1,596,879
Siemens Energy AG (a)	5,081	182,794
Siemens Healthineers AG (d)	3,411	185,213
Symrise AG	1,668	202,705
TeamViewer AG (a)(d)	1,943	83,192
Telefonica Deutschland Holding AG	10,348	30,405
Security Description	Shares	Value
Uniper SE	2,488	$ 90,298
United Internet AG	1,297	52,133
Volkswagen AG	425	154,446
Volkswagen AG Preference Shares	2,350	659,002
Vonovia SE	6,782	443,978
Zalando SE (a)(d)	1,954	192,082
		19,171,094
HONG KONG — 2.7%
AIA Group, Ltd.	152,600	1,850,958
ASM Pacific Technology, Ltd.	4,400	56,058
Bank of East Asia, Ltd.	17,580	37,446
CK Asset Holdings, Ltd.	32,500	197,313
CK Infrastructure Holdings, Ltd.	7,000	41,598
Hang Lung Properties, Ltd.	31,000	80,546
Hang Seng Bank, Ltd.	9,300	180,032
Henderson Land Development Co., Ltd.	17,250	77,436
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	29,000	28,797
HKT Trust & HKT, Ltd. Stapled Security	48,000	68,409
Hong Kong Exchanges & Clearing, Ltd.	15,175	892,802
Hongkong Land Holdings, Ltd.	14,700	72,177
Link REIT	27,344	249,015
Melco Resorts & Entertainment, Ltd. ADR (a)	2,827	56,286
MTR Corp., Ltd.	20,552	116,447
New World Development Co., Ltd.	18,347	94,868
PCCW, Ltd.	45,331	25,539
Power Assets Holdings, Ltd.	19,000	112,175
Sino Land Co., Ltd. (b)	30,809	42,878
Sun Hung Kai Properties, Ltd.	18,000	272,740
Swire Pacific, Ltd. Class A	5,500	41,244
Swire Properties, Ltd.	17,000	52,589
Techtronic Industries Co., Ltd.	18,500	316,485
WH Group, Ltd. (d)	117,500	95,216
Wharf Real Estate Investment Co., Ltd.	20,000	112,034
Xinyi Glass Holdings, Ltd.	20,000	65,342
		5,236,430
IRELAND — 0.8%
CRH PLC	9,866	463,473
Flutter Entertainment PLC (a)	2,070	445,945
Kerry Group PLC Class A	2,013	252,439
Kingspan Group PLC	1,964	166,889
Smurfit Kappa Group PLC	3,011	142,119
		1,470,865
ISRAEL — 0.6%
Azrieli Group, Ltd.	585	36,156
Bank Hapoalim BM (a)	14,089	109,765
Bank Leumi Le-Israel BM (a)	18,041	119,022

See accompanying notes to financial statements.
32

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies, Ltd. (a)	1,399	$ 156,646
Elbit Systems, Ltd.	296	41,959
ICL Group, Ltd.	7,222	42,383
Israel Discount Bank, Ltd. Class A (a)	15,811	65,858
Mizrahi Tefahot Bank, Ltd. (a)	1,907	49,832
Nice, Ltd. (a)	810	175,374
Teva Pharmaceutical Industries, Ltd. ADR (a)	3,830	44,198
Teva Pharmaceutical Industries, Ltd. (a)	10,089	114,937
Wix.com, Ltd. (a)	710	198,246
		1,154,376
ITALY — 1.5%
Amplifon SpA (a)	1,583	59,052
Assicurazioni Generali SpA (a)	13,960	279,907
Atlantia SpA (a)	6,117	114,669
Davide Campari-Milano NV	7,565	84,928
DiaSorin SpA	324	52,093
Ferrari NV	1,567	328,466
FinecoBank Banca Fineco SpA (a)	7,840	128,586
Infrastrutture Wireless Italiane SpA (d)	4,272	47,698
Intesa Sanpaolo SpA (a)	210,440	571,456
Mediobanca Banca di Credito Finanziario SpA (a)	7,758	86,220
Moncler SpA (a)	2,385	136,987
Nexi SpA (a)(d)	5,580	97,586
Poste Italiane SpA (d)	7,080	90,201
Prysmian SpA	3,068	99,917
Recordati Industria Chimica e Farmaceutica SpA	1,397	75,314
Snam SpA	26,527	147,406
Telecom Italia SpA (c)	116,236	63,006
Telecom Italia SpA (c)	81,782	47,136
Terna Rete Elettrica Nazionale SpA	17,982	136,062
UniCredit SpA (a)	27,166	287,769
		2,934,459
JAPAN — 24.9%
ABC-Mart, Inc.	200	11,294
Acom Co., Ltd.	5,000	23,303
Advantest Corp.	2,600	227,765
Aeon Co., Ltd.	8,400	250,784
Aeon Mall Co., Ltd.	600	10,453
AGC, Inc.	2,800	117,321
Air Water, Inc.	1,800	31,602
Aisin Seiki Co., Ltd. (b)	2,000	76,018
Ajinomoto Co., Inc.	5,700	116,863
Alfresa Holdings Corp.	1,900	36,676
Amada Co., Ltd.	4,400	49,137
ANA Holdings, Inc. (a)	1,800	41,897
Asahi Group Holdings, Ltd.	5,500	232,195
Asahi Intecc Co., Ltd.	2,900	80,045
Security Description	Shares	Value
Asahi Kasei Corp.	15,300	$ 176,469
Astellas Pharma, Inc.	23,700	365,044
Azbil Corp. (b)	1,300	56,059
Bandai Namco Holdings, Inc.	2,600	185,718
Bank of Kyoto, Ltd.	600	36,977
Bridgestone Corp.	6,600	267,285
Brother Industries, Ltd. (b)	3,400	75,354
Calbee, Inc. (b)	800	20,431
Canon, Inc. (b)	13,200	298,941
Capcom Co., Ltd.	1,800	58,561
Casio Computer Co., Ltd. (b)	2,800	52,833
Central Japan Railway Co.	1,700	254,615
Chiba Bank, Ltd. (b)	6,300	41,335
Chugai Pharmaceutical Co., Ltd.	8,600	349,370
Coca-Cola Bottlers Japan Holdings, Inc.	900	15,711
Concordia Financial Group, Ltd. (b)	14,700	59,731
Cosmos Pharmaceutical Corp.	200	31,258
CyberAgent, Inc.	4,500	81,163
Dai Nippon Printing Co., Ltd.	3,300	69,255
Daifuku Co., Ltd. (b)	1,200	117,719
Dai-ichi Life Holdings, Inc.	14,000	240,977
Daiichi Sankyo Co., Ltd.	22,000	642,081
Daikin Industries, Ltd.	3,200	646,371
Daito Trust Construction Co., Ltd.	800	92,887
Daiwa House Industry Co., Ltd.	6,700	196,513
Daiwa House REIT Investment Corp.	28	75,283
Daiwa Securities Group, Inc. (b)	18,800	97,335
Denso Corp.	5,400	359,039
Dentsu Group, Inc.	3,000	96,380
Disco Corp.	400	125,792
East Japan Railway Co.	4,000	283,765
Eisai Co., Ltd.	3,500	234,991
FANUC Corp.	2,500	592,421
Fast Retailing Co., Ltd.	700	558,290
Fuji Electric Co., Ltd. (b)	1,500	62,579
FUJIFILM Holdings Corp. (b)	4,600	273,544
Fujitsu, Ltd.	2,600	376,471
Fukuoka Financial Group, Inc. (b)	1,800	34,192
GLP J-REIT	47	77,327
GMO Payment Gateway, Inc.	400	53,140
Hakuhodo DY Holdings, Inc.	3,600	60,109
Hamamatsu Photonics KK	1,600	94,697
Hankyu Hanshin Holdings, Inc.	3,200	102,661
Harmonic Drive Systems, Inc. (b)	400	27,077
Hikari Tsushin, Inc.	200	40,308
Hino Motors, Ltd.	4,200	36,185
Hirose Electric Co., Ltd.	405	62,381
Hisamitsu Pharmaceutical Co., Inc.	500	32,624
Hitachi Construction Machinery Co., Ltd.	1,000	32,081
Hitachi Metals, Ltd. (a)(b)	3,300	54,413

See accompanying notes to financial statements.
33

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hitachi, Ltd. (b)	12,500	$ 566,063
Honda Motor Co., Ltd.	20,200	606,731
Hoshizaki Corp.	500	44,706
Hoya Corp.	4,700	553,154
Hulic Co., Ltd.	4,400	51,964
Ibiden Co., Ltd.	1,100	50,670
Iida Group Holdings Co., Ltd. (b)	1,700	41,169
Isuzu Motors, Ltd.	6,300	67,789
Ito En, Ltd.	500	30,724
Itochu Techno-Solutions Corp.	900	29,036
Japan Airlines Co., Ltd. (a)	1,500	33,529
Japan Airport Terminal Co., Ltd. (a)(b)	700	34,462
Japan Exchange Group, Inc.	6,100	143,253
Japan Metropolitan Fund Invest REIT	88	90,071
Japan Post Bank Co., Ltd. (b)	4,900	47,182
Japan Post Holdings Co., Ltd. (a)	19,500	174,124
Japan Post Insurance Co., Ltd.	3,400	69,969
Japan Real Estate Investment Corp. REIT (b)	14	82,733
Japan Tobacco, Inc.	14,900	286,538
JFE Holdings, Inc.	5,400	66,608
JSR Corp. (b)	2,900	87,656
Kajima Corp.	5,100	72,508
Kakaku.com, Inc.	1,300	35,529
Kansai Electric Power Co., Inc.	9,300	100,827
Kansai Paint Co., Ltd.	1,900	50,810
Kao Corp.	5,900	390,468
KDDI Corp.	20,100	617,552
Keihan Holdings Co., Ltd.	1,100	45,792
Keikyu Corp.	3,400	51,415
Keio Corp.	1,100	74,063
Keisei Electric Railway Co., Ltd.	1,600	52,416
Keyence Corp.	2,300	1,046,344
Kikkoman Corp. (b)	1,700	101,385
Kintetsu Group Holdings Co., Ltd. (a)	1,800	68,742
Kirin Holdings Co., Ltd.	10,200	195,738
Kobayashi Pharmaceutical Co., Ltd.	500	46,742
Kobe Bussan Co., Ltd.	1,200	32,199
Koei Tecmo Holdings Co., Ltd. (b)	650	29,206
Koito Manufacturing Co., Ltd. (b)	1,200	80,579
Komatsu, Ltd.	10,700	331,071
Konami Holdings Corp. (b)	1,100	65,602
Kose Corp. (b)	400	56,688
Kubota Corp.	13,200	300,972
Kuraray Co., Ltd.	4,500	51,434
Kurita Water Industries, Ltd.	1,000	42,941
Kyocera Corp.	4,200	267,014
Kyowa Kirin Co., Ltd.	3,600	107,837
Kyushu Electric Power Co., Inc.	4,900	48,424
Kyushu Railway Co. (b)	1,449	33,753
Lasertec Corp.	900	118,262
Security Description	Shares	Value
Lawson, Inc.	500	$ 24,570
Lion Corp.	3,400	66,431
Lixil Corp.	3,800	105,747
M3, Inc.	5,400	369,986
Makita Corp. (b)	3,200	137,412
Marui Group Co., Ltd. (b)	3,100	58,325
Mazda Motor Corp. (a)(b)	6,500	53,059
McDonald's Holdings Co. Japan, Ltd.	600	27,692
Medipal Holdings Corp.	1,900	36,521
MEIJI Holdings Co., Ltd. (b)	1,400	90,208
Mercari, Inc. (a)	800	36,344
MINEBEA MITSUMI, Inc. (b)	4,600	117,768
MISUMI Group, Inc. (b)	3,900	113,471
Mitsubishi Chemical Holdings Corp.	15,300	114,909
Mitsubishi Electric Corp.	23,500	358,667
Mitsubishi Estate Co., Ltd.	14,600	255,335
Mitsubishi Gas Chemical Co., Inc.	1,700	41,754
Mitsubishi Heavy Industries, Ltd.	3,700	115,487
Mitsubishi UFJ Financial Group, Inc. (b)	154,400	826,774
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	4,500	27,204
Mitsui Chemicals, Inc.	1,900	60,095
Mitsui Fudosan Co., Ltd.	11,300	257,037
Miura Co., Ltd.	1,100	59,529
Mizuho Financial Group, Inc. (b)	30,070	435,131
MonotaRO Co., Ltd.	2,900	78,576
MS&AD Insurance Group Holdings, Inc.	5,500	161,715
Murata Manufacturing Co., Ltd.	7,300	584,132
Nabtesco Corp.	1,100	50,371
Nagoya Railroad Co., Ltd. (a)	1,900	45,273
NEC Corp.	3,500	206,516
Nexon Co., Ltd.	5,700	185,186
NGK Insulators, Ltd.	3,800	69,604
NGK Spark Plug Co., Ltd. (b)	1,900	32,859
NH Foods, Ltd.	800	34,353
Nidec Corp.	5,600	680,869
Nihon M&A Center, Inc. (b)	3,500	94,801
Nintendo Co., Ltd.	1,400	783,113
Nippon Building Fund, Inc. REIT	17	100,154
Nippon Express Co., Ltd.	900	67,113
Nippon Paint Holdings Co., Ltd.	8,700	125,579
Nippon Prologis REIT, Inc.	30	96,516
Nippon Sanso Holdings Corp.	1,500	28,561
Nippon Shinyaku Co., Ltd.	400	29,792
Nippon Steel Corp.	9,800	167,310
Nippon Telegraph & Telephone Corp.	15,700	403,795
Nippon Yusen KK (b)	1,800	61,493
Nissan Chemical Corp.	1,400	74,878
Nissan Motor Co., Ltd. (a)	29,000	161,639
Nisshin Seifun Group, Inc.	3,200	53,575

See accompanying notes to financial statements.
34

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nissin Foods Holdings Co., Ltd. (b)	600	$ 44,579
Nitori Holdings Co., Ltd.	1,000	193,891
Nitto Denko Corp.	1,900	162,661
Nomura Holdings, Inc.	39,400	207,305
Nomura Real Estate Holdings, Inc.	1,400	33,765
Nomura Real Estate Master Fund, Inc. REIT	49	73,788
Nomura Research Institute, Ltd.	4,100	127,081
NSK, Ltd.	4,900	50,330
NTT Data Corp. (b)	8,100	125,568
Obayashi Corp.	9,000	82,670
Obic Co., Ltd. (b)	800	146,462
Odakyu Electric Railway Co., Ltd. (b)	3,900	106,765
Oji Holdings Corp.	10,200	66,092
Olympus Corp.	14,600	302,702
Omron Corp.	2,200	172,018
Ono Pharmaceutical Co., Ltd.	4,600	120,308
Oracle Corp.	400	39,095
Oriental Land Co., Ltd.	2,600	391,176
ORIX Corp.	16,100	272,170
Orix JREIT, Inc.	35	60,941
Otsuka Corp.	1,000	46,878
Otsuka Holdings Co., Ltd.	4,900	207,840
Pan Pacific International Holdings Corp.	5,300	125,233
Panasonic Corp.	28,300	364,571
PeptiDream, Inc. (a)	900	41,213
Persol Holdings Co., Ltd.	1,900	37,209
Pigeon Corp.	1,200	45,611
Pola Orbis Holdings, Inc.	1,100	26,519
Rakuten, Inc.	10,300	122,948
Recruit Holdings Co., Ltd.	17,600	860,250
Renesas Electronics Corp. (a)	10,000	108,597
Resona Holdings, Inc.	27,800	116,936
Ricoh Co., Ltd. (b)	9,100	92,565
Rinnai Corp.	400	44,851
Rohm Co., Ltd.	1,100	107,611
Ryohin Keikaku Co., Ltd.	3,200	75,815
Santen Pharmaceutical Co., Ltd.	4,900	67,536
SBI Holdings, Inc. (b)	3,500	95,023
SCSK Corp.	500	29,683
Secom Co., Ltd.	2,700	227,557
Sega Sammy Holdings, Inc.	2,000	31,258
Seibu Holdings, Inc. (a)	2,900	32,018
Seiko Epson Corp. (b)	4,100	66,787
Sekisui Chemical Co., Ltd.	4,500	86,538
Sekisui House, Ltd.	8,000	171,873
Seven & i Holdings Co., Ltd.	9,500	383,697
SG Holdings Co., Ltd.	4,300	98,725
Sharp Corp. (b)	2,900	50,127
Shimadzu Corp.	3,100	112,357
Shimamura Co., Ltd.	200	23,113
Shimano, Inc.	900	214,819
Security Description	Shares	Value
Shimizu Corp.	6,400	$ 51,895
Shin-Etsu Chemical Co., Ltd.	4,500	757,873
Shinsei Bank, Ltd.	1,300	21,047
Shionogi & Co., Ltd. (b)	3,600	193,911
Shiseido Co., Ltd.	5,000	335,837
Shizuoka Bank, Ltd.	4,900	38,579
SMC Corp.	700	407,394
Softbank Corp. (b)	36,700	477,764
SoftBank Group Corp.	19,700	1,663,357
Sohgo Security Services Co., Ltd.	700	33,131
Sompo Holdings, Inc. (b)	4,300	165,073
Sony Corp.	15,800	1,657,928
Square Enix Holdings Co., Ltd.	900	50,091
Stanley Electric Co., Ltd.	1,200	35,783
Subaru Corp. (b)	8,300	165,549
SUMCO Corp.	3,500	80,009
Sumitomo Chemical Co., Ltd. (b)	18,400	95,414
Sumitomo Dainippon Pharma Co., Ltd. (b)	1,700	29,646
Sumitomo Electric Industries, Ltd. (b)	9,400	141,043
Sumitomo Metal Mining Co., Ltd.	3,200	138,396
Sumitomo Mitsui Financial Group, Inc.	16,400	594,704
Sumitomo Mitsui Trust Holdings, Inc. (b)	4,500	157,154
Sumitomo Realty & Development Co., Ltd.	4,200	148,463
Sundrug Co., Ltd.	700	25,656
Suntory Beverage & Food, Ltd.	1,700	63,308
Suzuken Co., Ltd.	500	19,570
Suzuki Motor Corp. (b)	4,700	213,733
Sysmex Corp.	2,100	226,629
T&D Holdings, Inc. (b)	6,200	80,011
Taiheiyo Cement Corp. (b)	1,200	31,613
Taisei Corp.	2,800	108,199
Taisho Pharmaceutical Holdings Co., Ltd.	400	25,846
Takeda Pharmaceutical Co., Ltd.	19,708	710,736
TDK Corp.	1,600	221,973
Teijin, Ltd. (b)	1,700	29,338
Terumo Corp.	8,300	300,377
THK Co., Ltd.	1,200	41,593
TIS, Inc.	3,400	81,262
Tobu Railway Co., Ltd.	1,900	51,171
Toho Co., Ltd.	1,200	48,760
Tohoku Electric Power Co., Inc.	4,900	46,339
Tokio Marine Holdings, Inc. (b)	8,300	395,471
Tokyo Century Corp.	500	33,665
Tokyo Electric Power Co. Holdings, Inc. (a)	18,600	62,112
Tokyo Electron, Ltd.	1,800	762,190
Tokyu Corp.	5,500	73,367
Tokyu Fudosan Holdings Corp.	9,200	54,534
Toppan Printing Co., Ltd.	3,800	64,308
Toray Industries, Inc.	18,500	119,287

See accompanying notes to financial statements.
35

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toshiba Corp.	4,900	$ 165,846
Tosoh Corp.	3,700	70,919
TOTO, Ltd.	1,700	104,615
Toyo Suisan Kaisha, Ltd.	800	33,665
Toyoda Gosei Co., Ltd. (b)	700	18,422
Toyota Industries Corp.	1,700	151,692
Toyota Motor Corp.	27,100	2,113,064
Trend Micro, Inc.	1,500	75,204
Tsuruha Holdings, Inc.	400	51,692
Unicharm Corp.	4,900	205,977
United Urban Investment Corp. REIT	43	57,826
USS Co., Ltd.	3,000	58,751
Welcia Holdings Co., Ltd.	800	27,511
West Japan Railway Co.	2,000	111,041
Yakult Honsha Co., Ltd. (b)	1,600	81,086
Yamada Holdings Co., Ltd.	8,500	45,923
Yamaha Corp.	1,500	81,584
Yamaha Motor Co., Ltd.	3,900	95,682
Yamato Holdings Co., Ltd.	4,000	109,864
Yamazaki Baking Co., Ltd.	1,200	19,428
Yaskawa Electric Corp.	3,300	164,552
Yokogawa Electric Corp.	3,400	62,708
Z Holdings Corp.	32,700	162,938
ZOZO, Inc.	1,000	29,593
		47,748,566
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	2,239	70,309
LUXEMBOURG — 0.3%
ArcelorMittal SA (a)	9,213	266,695
Eurofins Scientific SE (a)	1,720	164,774
SES SA	4,928	39,234
Tenaris SA	6,369	71,950
		542,653
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (a)	28,000	252,108
Sands China, Ltd. (a)	32,000	159,908
SJM Holdings, Ltd.	26,000	33,978
Wynn Macau, Ltd. (a)	19,200	37,341
		483,335
MEXICO — 0.0% (e)
Fresnillo PLC	2,343	27,936
NETHERLANDS — 4.2%
ABN AMRO Bank NV (a)(d)	5,485	66,786
Adyen NV (a)(d)	232	519,026
Aegon NV	24,249	115,424
Akzo Nobel NV	2,444	273,685
Argenx SE (a)	568	156,478
ASM International NV	598	174,302
ASML Holding NV	5,370	3,262,972
EXOR NV	1,330	112,453
Heineken Holding NV	1,492	133,094
Heineken NV (b)	3,256	335,302
Security Description	Shares	Value
ING Groep NV	49,075	$ 601,695
JDE Peet's NV (a)	946	34,800
Just Eat Takeaway.com NV (a)(b)(d)	1,620	149,691
Koninklijke Ahold Delhaize NV	13,835	386,181
Koninklijke DSM NV	2,163	366,836
Koninklijke KPN NV	45,484	154,706
Koninklijke Philips NV (a)	11,608	664,067
Koninklijke Vopak NV	954	47,596
NN Group NV	3,669	179,775
Randstad NV (b)	1,591	112,157
Wolters Kluwer NV	3,459	301,325
		8,148,351
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)(b)	9,718	58,668
Auckland International Airport, Ltd. (a)	16,057	88,165
Fisher & Paykel Healthcare Corp., Ltd.	7,179	161,393
Mercury NZ, Ltd.	8,766	39,905
Meridian Energy, Ltd.	17,399	65,679
Ryman Healthcare, Ltd.	5,304	56,834
Spark New Zealand, Ltd.	22,618	70,966
Xero, Ltd. (a)	1,542	148,605
		690,215
NORWAY — 0.5%
DNB ASA	11,875	253,182
Gjensidige Forsikring ASA	2,742	64,436
Mowi ASA	5,391	134,012
Norsk Hydro ASA	18,270	117,201
Orkla ASA	9,743	95,691
Schibsted ASA Class A (a)	961	40,415
Schibsted ASA Class B (a)	1,246	44,665
Telenor ASA	8,732	153,949
		903,551
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	34,526	197,617
Jeronimo Martins SGPS SA	3,446	58,118
		255,735
RUSSIA — 0.0% (e)
Evraz PLC	6,448	51,421
SINGAPORE — 1.1%
Ascendas Real Estate Investment Trust	41,370	93,911
CapitaLand Integrated Commercial Trust REIT	58,875	95,087
CapitaLand, Ltd.	33,305	93,202
City Developments, Ltd.	4,900	29,102
DBS Group Holdings, Ltd.	23,208	497,290
Genting Singapore, Ltd.	80,800	55,326
Mapletree Commercial Trust REIT	25,000	39,446
Mapletree Logistics Trust REIT	34,194	49,118

See accompanying notes to financial statements.
36

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Oversea-Chinese Banking Corp., Ltd.	42,696	$ 373,383
Singapore Airlines, Ltd. (a)	19,000	78,483
Singapore Exchange, Ltd.	9,800	72,720
Singapore Technologies Engineering, Ltd.	19,600	56,746
Singapore Telecommunications, Ltd.	104,600	189,955
Suntec Real Estate Investment Trust	24,200	28,098
United Overseas Bank, Ltd.	14,771	283,965
UOL Group, Ltd.	5,423	31,886
Venture Corp., Ltd.	4,000	59,720
		2,127,438
SPAIN — 2.4%
Abertis Infraestructuras SA (a)	177	1,346
ACS Actividades de Construccion y Servicios SA	3,494	116,050
Aena SME SA (a)(d)	845	137,350
Amadeus IT Group SA (a)	5,759	408,685
Banco Bilbao Vizcaya Argentaria SA	83,845	436,151
Banco Santander SA (a)(b)	221,010	752,504
CaixaBank SA	45,166	140,087
Cellnex Telecom SA (d)	3,986	230,021
Enagas SA	3,263	71,024
Endesa SA	3,920	103,938
Ferrovial SA	6,321	165,148
Grifols SA (b)	3,781	99,230
Iberdrola SA	77,091	995,296
Industria de Diseno Textil SA	13,884	458,532
Red Electrica Corp. SA	5,376	95,408
Siemens Gamesa Renewable Energy SA	2,812	109,063
Telefonica SA	65,829	295,317
		4,615,150
SWEDEN — 3.6%
Alfa Laval AB (a)	4,052	122,727
Assa Abloy AB Class B	12,737	366,783
Atlas Copco AB Class A	8,447	515,176
Atlas Copco AB Class B	4,944	257,798
Boliden AB (b)	3,399	126,347
Electrolux AB Class B (b)	2,870	79,749
Epiroc AB Class A	8,188	185,811
Epiroc AB Class B	4,766	99,489
EQT AB	3,019	99,579
Essity AB Class B	7,706	243,921
Evolution Gaming Group AB (d)	2,039	300,833
Fastighets AB Balder Class B (a)	1,288	63,925
H & M Hennes & Mauritz AB Class B (a)(b)	10,241	231,167
Hexagon AB Class B	3,494	322,931
Husqvarna AB Class B	5,628	81,227
ICA Gruppen AB	1,107	54,231
Industrivarden AB Class A (a)	1,356	49,969
Security Description	Shares	Value
Industrivarden AB Class C (a)	2,204	$ 77,476
Investment AB Latour Class B	1,874	48,633
Investor AB Class B (a)	5,787	462,360
Kinnevik AB Class B (b)	3,016	146,919
L E Lundbergforetagen AB Class B (a)	903	49,396
Nibe Industrier AB Class B	3,959	122,999
Sandvik AB (a)	14,323	392,078
Securitas AB Class B	3,775	64,315
Skandinaviska Enskilda Banken AB Class A (b)	20,818	254,245
Skanska AB Class B (b)	4,219	106,004
SKF AB Class B (b)	4,829	137,508
Svenska Cellulosa AB SCA Class B (a)	7,687	136,299
Svenska Handelsbanken AB Class A (b)	19,398	211,110
Swedbank AB Class A	11,507	203,174
Swedish Match AB	2,022	158,163
Tele2 AB Class B	6,543	88,428
Telefonaktiebolaget LM Ericsson Class B	37,023	490,806
Telia Co. AB	32,037	139,045
Volvo AB Class B (a)(b)	18,115	459,094
		6,949,715
SWITZERLAND — 10.0%
ABB, Ltd.	23,485	712,672
Adecco Group AG	2,058	139,161
Alcon, Inc. (a)	6,234	438,364
Baloise Holding AG	622	106,272
Banque Cantonale Vaudoise	382	37,423
Barry Callebaut AG	39	88,513
Chocoladefabriken Lindt & Spruengli AG (c)	12	105,190
Chocoladefabriken Lindt & Spruengli AG (c)	1	91,909
Cie Financiere Richemont SA	6,649	641,056
Clariant AG (b)	2,548	51,602
Coca-Cola HBC AG	2,485	79,200
Credit Suisse Group AG	30,799	324,042
EMS-Chemie Holding AG	98	87,884
Geberit AG	475	303,629
Givaudan SA	114	441,150
Julius Baer Group, Ltd.	2,853	183,218
Kuehne + Nagel International AG	668	191,425
LafargeHolcim, Ltd.	6,699	395,327
Logitech International SA	2,091	220,264
Lonza Group AG	941	528,316
Nestle SA	36,370	4,070,781
Novartis AG	28,020	2,404,691
Partners Group Holding AG	239	306,511
Roche Holding AG Bearer Shares	403	138,308
Roche Holding AG	8,865	2,877,134
Schindler Holding AG (c)	524	154,558
Schindler Holding AG (c)	238	68,480

See accompanying notes to financial statements.
37

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SGS SA	80	$ 227,891
Sika AG	1,804	517,537
Sonova Holding AG (a)	715	190,231
STMicroelectronics NV	8,090	308,920
Straumann Holding AG	135	169,118
Swatch Group AG (c)	347	100,249
Swatch Group AG (c)	667	37,313
Swiss Life Holding AG	380	187,588
Swiss Prime Site AG	958	88,710
Swiss Re AG	3,588	354,397
Swisscom AG (b)	329	177,233
Temenos AG	872	126,054
UBS Group AG	46,504	723,143
Vifor Pharma AG	612	83,657
Zurich Insurance Group AG	1,902	815,244
		19,294,365
UNITED KINGDOM — 12.0%
3i Group PLC	12,356	196,644
Admiral Group PLC	2,431	104,009
Ashtead Group PLC	5,826	347,810
Associated British Foods PLC (a)	4,527	150,839
AstraZeneca PLC	16,644	1,664,182
Auto Trader Group PLC (a)(d)	11,495	87,926
AVEVA Group PLC	1,404	66,288
Aviva PLC	50,426	283,996
BAE Systems PLC	40,664	283,326
Barclays PLC	219,760	563,715
Barratt Developments PLC (a)	12,640	130,237
Berkeley Group Holdings PLC	1,629	99,768
British American Tobacco PLC	29,099	1,113,703
British Land Co. PLC REIT	11,871	82,678
BT Group PLC (a)	114,820	245,230
Bunzl PLC	4,179	133,939
Burberry Group PLC (a)	5,323	139,429
CNH Industrial NV (a)	12,996	201,543
Coca-Cola European Partners PLC	2,614	135,793
Compass Group PLC (a)	22,625	456,218
Croda International PLC	1,802	157,825
DCC PLC	1,207	104,747
Diageo PLC	29,644	1,222,701
Direct Line Insurance Group PLC	16,580	71,669
Entain PLC (a)	7,494	156,953
Experian PLC	11,728	404,043
GlaxoSmithKline PLC	63,632	1,130,775
Halma PLC	4,834	158,333
Hargreaves Lansdown PLC	4,431	94,239
HSBC Holdings PLC	257,669	1,504,502
Imperial Brands PLC	12,110	249,286
Informa PLC (a)	19,338	149,358
InterContinental Hotels Group PLC (a)	2,161	148,331
Intertek Group PLC	2,053	158,678
J Sainsbury PLC	22,459	75,143
Security Description	Shares	Value
JD Sports Fashion PLC (a)	5,640	$ 64,166
Johnson Matthey PLC	2,353	97,815
Kingfisher PLC (a)	27,507	120,799
Land Securities Group PLC REIT	8,980	85,501
Legal & General Group PLC	75,727	291,605
Lloyds Banking Group PLC (a)	894,841	525,142
London Stock Exchange Group PLC	3,990	382,047
M&G PLC	33,334	95,385
Melrose Industries PLC (a)	62,866	144,763
Mondi PLC	6,059	154,653
National Grid PLC	44,352	528,703
Natwest Group PLC	60,688	164,323
Next PLC (a)	1,760	191,008
Ocado Group PLC (a)	6,254	175,593
Pearson PLC	9,964	106,074
Persimmon PLC	3,975	161,239
Phoenix Group Holdings PLC	6,988	70,787
Prudential PLC	32,844	698,076
Reckitt Benckiser Group PLC	9,002	807,056
RELX PLC (c)	14,292	358,683
RELX PLC (c)	10,234	257,640
Rentokil Initial PLC (a)	23,570	157,525
Rolls-Royce Holdings PLC (a)	107,533	156,227
RSA Insurance Group PLC	12,865	120,876
Sage Group PLC	14,676	124,083
Schroders PLC	1,584	76,491
Segro PLC REIT	15,314	198,103
Severn Trent PLC	2,958	94,111
Smith & Nephew PLC	11,138	211,759
Smiths Group PLC	4,918	104,325
Spirax-Sarco Engineering PLC	949	149,264
St James's Place PLC	6,655	116,977
Standard Chartered PLC	33,599	231,551
Standard Life Aberdeen PLC	30,027	120,100
Taylor Wimpey PLC (a)	44,963	111,943
Tesco PLC	97,560	308,040
Unilever PLC	33,174	1,856,439
United Utilities Group PLC	8,652	110,514
Vodafone Group PLC	339,582	617,886
Whitbread PLC (a)	2,497	118,029
Wm Morrison Supermarkets PLC	30,366	76,439
WPP PLC	16,153	205,168
		23,020,764
UNITED STATES — 0.6%
CyberArk Software, Ltd. (a)	512	66,222
Ferguson PLC	2,861	342,154
James Hardie Industries PLC CDI	5,536	167,985
QIAGEN NV (a)	2,966	143,865
Stellantis NV (c)	13,087	231,947

See accompanying notes to financial statements.
38

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Stellantis NV (c)	14,148	$ 250,819
		1,202,992
TOTAL COMMON STOCKS (Cost $162,004,296)		190,456,971

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Computershare, Ltd. (expiring 04/19/21) (a)	708	820
ITALY — 0.0% (e)
SNAM SpA (expiring 04/07/21) (a) (f)	25,415	—
TOTAL RIGHTS (Cost $0)		820
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	408,920	409,042
State Street Navigator Securities Lending Portfolio II (i) (j)	3,320,459	3,320,459
TOTAL SHORT-TERM INVESTMENTS (Cost $3,729,500)		3,729,501
TOTAL INVESTMENTS — 101.1% (Cost $165,733,796)		194,187,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(2,131,932)
NET ASSETS — 100.0%		$ 192,055,360

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of this security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$190,455,625	$1,346	$—	$190,456,971
Rights	820	—	0(a)	820
Short-Term Investments	3,729,501	—	—	3,729,501
TOTAL INVESTMENTS	$194,185,946	$1,346	$ 0	$194,187,292
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	18.6%
Industrials	15.3
Consumer Discretionary	13.7
Health Care	12.8
Consumer Staples	10.9
Information Technology	9.6
Materials	6.8
Communication Services	5.6
Real Estate	3.3
Utilities	2.4
See accompanying notes to financial statements.
39

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

% of Net Assets
Energy	0.2%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,761	$149,791	$ 4,615,166	$ 4,355,919	$ 3	$ 1	408,920	$ 409,042	$ 122
State Street Navigator Securities Lending Portfolio II	599,372	599,372	13,841,281	11,120,194	—	—	3,320,459	3,320,459	5,936
Total		$749,163	$18,456,447	$15,476,113	$ 3	$ 1		$3,729,501	$6,058
See accompanying notes to financial statements.
40

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.5%
AGL Energy, Ltd.	17,699	$ 130,086
AMP, Ltd.	26,983	25,998
Ampol, Ltd.	10,566	197,568
Aristocrat Leisure, Ltd.	506	13,238
ASX, Ltd.	9,715	525,729
Aurizon Holdings, Ltd.	126,309	375,193
AusNet Services	182,930	255,668
Australia & New Zealand Banking Group, Ltd.	58,326	1,251,868
BHP Group PLC	24,497	707,910
BHP Group, Ltd.	28,844	995,197
BlueScope Steel, Ltd.	11,661	171,859
Brambles, Ltd.	52,555	423,502
CIMIC Group, Ltd. (a)(b)	1,795	24,048
Coca-Cola Amatil, Ltd.	15,547	159,030
Cochlear, Ltd.	1,679	269,791
Coles Group, Ltd.	39,668	483,712
Commonwealth Bank of Australia	37,049	2,429,602
CSL, Ltd.	24,217	4,881,437
Dexus REIT	27,203	202,012
Fortescue Metals Group, Ltd.	74,477	1,133,941
Glencore PLC (a)	416,345	1,632,821
Goodman Group REIT	7,433	102,584
GPT Group REIT	20,782	72,812
Insurance Australia Group, Ltd.	71,279	254,076
LendLease Corp., Ltd. Stapled Security	11,197	110,184
Macquarie Group, Ltd.	2,959	344,436
Magellan Financial Group, Ltd.	6,672	229,542
Medibank Pvt, Ltd.	247,004	526,766
Mirvac Group REIT	30,969	58,969
National Australia Bank, Ltd.	52,890	1,047,375
Newcrest Mining, Ltd.	36,700	682,601
Oil Search, Ltd.	21,766	67,970
Origin Energy, Ltd.	22,498	80,366
QBE Insurance Group, Ltd.	14,938	109,452
Ramsay Health Care, Ltd.	5,167	263,675
REA Group, Ltd. (b)	2,932	316,528
Rio Tinto PLC	61,400	4,701,605
Rio Tinto, Ltd.	18,959	1,599,244
Santos, Ltd.	19,175	103,693
Scentre Group REIT	73,089	156,984
SEEK, Ltd. (a)	6,325	137,345
Sonic Healthcare, Ltd.	49,277	1,316,992
South32, Ltd.	51,116	109,400
Stockland REIT	21,048	70,537
Suncorp Group, Ltd.	20,216	152,435
Tabcorp Holdings, Ltd.	42,002	149,717
Telstra Corp., Ltd.	284,135	735,799
Transurban Group Stapled Security	12,175	123,518
Vicinity Centres REIT	40,233	50,715
Wesfarmers, Ltd.	95,257	3,821,340
Security Description	Shares	Value
Westpac Banking Corp.	75,674	$ 1,406,922
Woodside Petroleum, Ltd.	11,484	209,923
Woolworths Group, Ltd.	75,560	2,352,080
		37,755,795
AUSTRIA — 0.2%
Erste Group Bank AG (a)	10,007	340,135
OMV AG	4,884	248,319
Raiffeisen Bank International AG (a)	5,526	121,646
Voestalpine AG	4,689	194,703
		904,803
BELGIUM — 1.0%
Ageas SA/NV	4,824	292,327
Anheuser-Busch InBev SA	8,282	523,193
Etablissements Franz Colruyt NV	18,675	1,116,312
Groupe Bruxelles Lambert SA	16,671	1,729,315
KBC Group NV (a)	4,227	308,016
Proximus SADP	43,240	943,218
Solvay SA	1,494	186,476
UCB SA	9,224	879,419
Umicore SA	642	34,128
		6,012,404
BRAZIL — 0.0% (c)
Yara International ASA	3,524	183,624
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	90,036	314,424
Prosus NV	3,636	405,117
Wilmar International, Ltd.	116,200	468,744
		1,188,285
DENMARK — 4.2%
AP Moller - Maersk A/S Class B	129	300,384
Carlsberg AS Class B	8,012	1,233,969
Chr. Hansen Holding A/S (a)	7,263	661,572
Coloplast A/S Class B	23,213	3,498,852
Danske Bank A/S	31,072	582,850
Demant A/S (a)	5,850	248,405
DSV Panalpina A/S	1,644	323,321
Genmab A/S (a)	5,319	1,754,242
GN Store Nord A/S	3,544	279,691
H Lundbeck A/S	4,220	144,513
Novo Nordisk A/S Class B	133,838	9,089,339
Novozymes A/S Class B	15,469	993,221
Orsted A/S (d)	7,326	1,186,085
Pandora A/S (a)	4,724	507,341
Tryg A/S (b)	77,982	1,843,584
Vestas Wind Systems A/S	8,403	1,728,950
		24,376,319
FINLAND — 1.2%
Elisa Oyj	27,250	1,637,856
Fortum Oyj	5,813	155,497
Kone Oyj Class B	19,825	1,623,100
Neste Oyj	22,088	1,174,950

See accompanying notes to financial statements.
41

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nokia Oyj (a)	86,549	$ 346,309
Nordea Bank Abp (e)	57,110	563,480
Nordea Bank Abp (e)	4,727	46,728
Orion Oyj Class B (b)	10,645	427,503
Sampo Oyj Class A	7,810	353,120
UPM-Kymmene Oyj	22,471	808,943
Wartsila OYJ Abp (b)	10,584	111,133
		7,248,619
FRANCE — 8.6%
Aeroports de Paris (a)	775	92,816
Air Liquide SA	10,421	1,706,118
Airbus SE (a)	3,761	426,736
Alstom SA (a)	10,659	532,670
Atos SE (a)	1,464	114,457
AXA SA	47,679	1,282,409
BioMerieux	5,728	730,435
BNP Paribas SA (a)	39,900	2,432,884
Bouygues SA	6,150	247,128
Bureau Veritas SA (a)	14,468	412,693
Capgemini SE	1,668	284,454
Carrefour SA	21,385	388,191
Cie de Saint-Gobain (a)	10,546	623,702
Cie Generale des Etablissements Michelin SCA	3,714	557,200
CNP Assurances (a)	6,053	115,319
Credit Agricole SA (a)	46,859	679,881
Danone SA	15,077	1,036,619
Dassault Systemes SE	1,449	310,629
Electricite de France SA (a)	11,689	157,164
Engie SA (a)	36,915	525,190
EssilorLuxottica SA	7,472	1,219,358
Faurecia SE (a)(e)	3,476	185,597
Faurecia SE (a)(e)	842	44,839
Getlink SE (a)	12,364	190,071
Hermes International	3,220	3,572,534
Iliad SA	2,744	522,776
Ipsen SA	1,963	168,765
Kering SA	2,897	2,004,090
Klepierre SA REIT	1,574	36,786
Legrand SA	12,678	1,181,903
L'Oreal SA	12,031	4,620,961
LVMH Moet Hennessy Louis Vuitton SE	9,685	6,466,554
Natixis SA (a)	36,266	173,989
Orange SA	123,137	1,520,314
Pernod Ricard SA	5,076	954,829
Publicis Groupe SA	3,357	205,323
Renault SA (a)	12,877	558,911
Safran SA (a)	2,152	293,519
Sanofi	64,271	6,364,049
Sartorius Stedim Biotech	1,144	472,203
Schneider Electric SE	4,759	728,521
SCOR SE (a)	4,809	164,474
SEB SA	954	168,634
Societe Generale SA (a)	51,124	1,340,819
Sodexo SA (a)	4,185	402,245
Security Description	Shares	Value
Thales SA	2,332	$ 232,200
TOTAL SE	52,531	2,455,695
Ubisoft Entertainment SA (a)	1,317	100,426
Unibail-Rodamco-Westfield REIT (a)(e)	75,402	307,250
Unibail-Rodamco-Westfield REIT (a)(e)	1,130	90,762
Valeo SA	4,198	142,935
Vinci SA	6,360	653,008
Vivendi SE	11,195	368,409
Worldline SA (a)(d)	535	44,920
		50,614,364
GERMANY — 6.4%
Adidas AG (a)	1,236	386,701
Allianz SE	6,913	1,763,498
Aroundtown SA	30,262	215,891
BASF SE	17,657	1,470,090
Bayer AG	12,671	803,584
Bayerische Motoren Werke AG	10,562	1,098,223
Bayerische Motoren Werke AG Preference Shares	2,094	166,984
Bechtle AG	546	102,610
Beiersdorf AG	12,610	1,335,329
Carl Zeiss Meditec AG	935	141,209
Commerzbank AG (a)	59,744	367,095
Continental AG (a)	2,433	322,266
Covestro AG (d)	8,090	545,199
Daimler AG	25,507	2,278,655
Deutsche Bank AG (a)	56,300	674,133
Deutsche Boerse AG	8,894	1,481,206
Deutsche Lufthansa AG (a)	14,781	196,392
Deutsche Post AG	19,825	1,088,591
Deutsche Telekom AG	144,839	2,922,835
E.ON SE	35,694	416,323
Fresenius Medical Care AG & Co. KGaA	3,102	228,663
Fresenius SE & Co. KGaA	7,774	347,015
Fuchs Petrolub SE Preference Shares	4,411	211,725
GEA Group AG	6,832	280,636
Hannover Rueck SE	1,792	328,136
HeidelbergCement AG	2,563	233,332
HelloFresh SE (a)	6,811	509,116
Henkel AG & Co. KGaA Preference Shares	8,432	949,985
Henkel AG & Co. KGaA	8,473	840,979
Infineon Technologies AG	10,118	429,944
Knorr-Bremse AG	7,107	888,911
Merck KGaA	6,157	1,055,055
MTU Aero Engines AG	1,981	467,283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,407	742,881
Nemetschek SE	1,019	65,151
Porsche Automobil Holding SE Preference Shares	3,696	392,776

See accompanying notes to financial statements.
42

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Puma SE (a)	1,255	$ 123,222
RWE AG	9,859	387,247
SAP SE	40,600	4,982,626
Sartorius AG Preference Shares	1,084	541,715
Siemens AG	10,012	1,647,394
Siemens Energy AG (a)	5,006	180,095
Siemens Healthineers AG (d)	13,651	741,233
Symrise AG	4,420	537,145
Telefonica Deutschland Holding AG	43,357	127,394
Uniper SE	11,853	430,184
United Internet AG	2,219	89,193
Volkswagen AG Preference Shares	7,260	2,035,896
		37,571,746
HONG KONG — 4.3%
AIA Group, Ltd.	100,823	1,222,930
ASM Pacific Technology, Ltd.	11,900	151,611
Bank of East Asia, Ltd.	64,857	138,149
CK Asset Holdings, Ltd.	66,620	404,461
CK Infrastructure Holdings, Ltd.	140,500	834,927
CLP Holdings, Ltd.	232,000	2,253,021
Hang Seng Bank, Ltd.	101,829	1,971,235
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	726,540	721,452
HKT Trust & HKT, Ltd. Stapled Security	919,540	1,310,511
Hong Kong & China Gas Co., Ltd.	1,281,288	2,027,133
Hong Kong Exchanges & Clearing, Ltd.	54,972	3,234,209
Jardine Matheson Holdings, Ltd.	22,000	1,438,580
Jardine Strategic Holdings, Ltd.	29,100	960,882
Link REIT	143,712	1,308,750
MTR Corp., Ltd.	325,289	1,843,086
New World Development Co., Ltd.	27,687	143,163
PCCW, Ltd.	1,292,302	728,062
Power Assets Holdings, Ltd.	332,000	1,960,113
Sun Hung Kai Properties, Ltd.	25,500	386,381
Swire Pacific, Ltd. Class A	15,500	116,233
Techtronic Industries Co., Ltd.	72,500	1,240,281
WH Group, Ltd. (d)	478,500	387,751
Wharf Real Estate Investment Co., Ltd.	21,000	117,635
Xinyi Glass Holdings, Ltd.	44,000	143,753
		25,044,309
IRELAND — 0.7%
CRH PLC	9,951	467,465
Flutter Entertainment PLC (a)	691	148,864
Kerry Group PLC Class A	19,573	2,454,541
Kingspan Group PLC	11,734	997,087
		4,067,957
Security Description	Shares	Value
ISRAEL — 0.9%
Azrieli Group, Ltd.	3,733	$ 230,717
Bank Hapoalim BM (a)	130,589	1,017,394
Bank Leumi Le-Israel BM (a)	167,833	1,107,244
Check Point Software Technologies, Ltd. (a)	9,952	1,114,325
Elbit Systems, Ltd.	966	136,933
Mizrahi Tefahot Bank, Ltd. (a)	36,720	959,541
Nice, Ltd. (a)	1,898	410,938
Teva Pharmaceutical Industries, Ltd. ADR (a)(e)	12,971	149,685
Teva Pharmaceutical Industries, Ltd. (a)(e)	14,921	169,985
		5,296,762
ITALY — 1.9%
Assicurazioni Generali SpA (a)	38,465	771,247
Atlantia SpA (a)	5,040	94,480
DiaSorin SpA	5,484	881,723
Enel SpA	115,840	1,156,294
Eni SpA	66,474	819,863
Ferrari NV	5,898	1,236,307
FinecoBank Banca Fineco SpA (a)	24,013	393,844
Infrastrutture Wireless Italiane SpA (d)	12,688	141,666
Intesa Sanpaolo SpA (a)	507,129	1,377,124
Mediobanca Banca di Credito Finanziario SpA (a)	14,103	156,736
Moncler SpA (a)	10,084	579,194
Poste Italiane SpA (d)	5,170	65,867
Prysmian SpA	1,574	51,261
Recordati Industria Chimica e Farmaceutica SpA	10,192	549,461
Snam SpA	166,516	925,299
Telecom Italia SpA (e)	387,055	209,802
Telecom Italia SpA (e)	610,926	352,117
Terna Rete Elettrica Nazionale SpA	5,168	39,104
UniCredit SpA (a)	109,025	1,154,899
		10,956,288
JAPAN — 25.6%
ABC-Mart, Inc.	13,800	779,294
Advantest Corp.	10,200	893,538
Aeon Co., Ltd.	16,900	504,553
AGC, Inc.	2,800	117,321
Aisin Seiki Co., Ltd. (b)	2,300	87,421
Ajinomoto Co., Inc.	21,600	442,849
Alfresa Holdings Corp.	4,900	94,586
ANA Holdings, Inc. (a)	33,900	789,057
Asahi Group Holdings, Ltd.	13,000	548,824
Asahi Intecc Co., Ltd.	14,700	405,747
Asahi Kasei Corp.	16,900	194,924
Astellas Pharma, Inc.	96,100	1,480,201
Azbil Corp.	2,600	112,118
Bandai Namco Holdings, Inc.	13,100	935,731

See accompanying notes to financial statements.
43

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bank of Kyoto, Ltd.	1,700	$ 104,769
Bridgestone Corp.	32,800	1,328,326
Calbee, Inc. (b)	4,200	107,262
Canon, Inc.	83,300	1,886,500
Capcom Co., Ltd.	6,200	201,710
Central Japan Railway Co.	6,300	943,575
Chiba Bank, Ltd.	31,300	205,362
Chubu Electric Power Co., Inc.	17,800	229,548
Chugai Pharmaceutical Co., Ltd.	80,000	3,249,955
Chugoku Electric Power Co., Inc. (b)	77,100	948,225
Concordia Financial Group, Ltd.	46,600	189,352
Cosmos Pharmaceutical Corp.	700	109,403
Daifuku Co., Ltd.	2,300	225,629
Dai-ichi Life Holdings, Inc.	32,408	557,828
Daiichi Sankyo Co., Ltd.	5,718	166,883
Daikin Industries, Ltd.	1,000	201,991
Daito Trust Construction Co., Ltd.	4,100	476,045
Daiwa House Industry Co., Ltd.	32,000	938,570
Daiwa House REIT Investment Corp.	430	1,156,136
Daiwa Securities Group, Inc.	13,300	68,859
Denso Corp.	9,900	658,238
Dentsu Group, Inc.	1,300	41,765
Disco Corp.	600	188,688
East Japan Railway Co.	23,400	1,660,024
Eisai Co., Ltd.	11,100	745,257
ENEOS HoldingS, Inc.	208,382	945,922
FANUC Corp.	600	142,181
Fast Retailing Co., Ltd.	300	239,267
FUJIFILM Holdings Corp.	16,000	951,457
Fujitsu, Ltd.	3,000	434,389
Fukuoka Financial Group, Inc.	5,300	100,676
GMO Payment Gateway, Inc.	1,400	185,991
Hakuhodo DY Holdings, Inc.	12,500	208,710
Hamamatsu Photonics KK	10,500	621,448
Hankyu Hanshin Holdings, Inc.	11,200	359,312
Hikari Tsushin, Inc.	800	161,231
Hino Motors, Ltd.	3,200	27,569
Hitachi, Ltd.	53,400	2,418,223
Honda Motor Co., Ltd.	49,400	1,483,788
Hoshizaki Corp.	1,500	134,118
Hoya Corp.	18,300	2,153,769
Idemitsu Kosan Co., Ltd. (b)	16,200	418,414
Inpex Corp.	31,700	216,880
Isuzu Motors, Ltd.	19,600	210,900
ITOCHU Corp. (b)	31,414	1,019,747
Japan Airlines Co., Ltd. (a)	30,500	681,765
Japan Exchange Group, Inc.	28,806	676,485
Japan Metropolitan Fund Invest REIT	104	106,447
Japan Post Bank Co., Ltd. (b)	115,000	1,107,330
Japan Post Holdings Co., Ltd. (a)	240,800	2,150,202
Japan Post Insurance Co., Ltd.	11,600	238,719
Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	59	$ 348,661
Japan Tobacco, Inc.	92,000	1,769,231
JFE Holdings, Inc.	45,400	560,002
Kajima Corp.	36,900	524,614
Kakaku.com, Inc.	12,500	341,629
Kansai Electric Power Co., Inc.	17,800	192,981
Kao Corp.	27,200	1,800,123
KDDI Corp.	110,018	3,380,191
Keihan Holdings Co., Ltd.	7,800	324,706
Keikyu Corp.	18,300	276,736
Keio Corp.	7,900	531,910
Keisei Electric Railway Co., Ltd.	4,400	144,145
Keyence Corp.	10,500	4,776,787
Kikkoman Corp.	3,100	184,878
Kintetsu Group Holdings Co., Ltd. (a)	29,100	1,111,330
Kirin Holdings Co., Ltd.	21,800	418,343
Kobayashi Pharmaceutical Co., Ltd.	1,600	149,575
Kobe Bussan Co., Ltd.	4,000	107,330
Koei Tecmo Holdings Co., Ltd.	4,030	181,076
Koito Manufacturing Co., Ltd. (b)	1,600	107,439
Komatsu, Ltd.	13,600	420,800
Kose Corp.	1,000	141,719
Kubota Corp.	15,000	342,014
Kyocera Corp.	2,200	139,864
Kyowa Kirin Co., Ltd.	12,200	365,448
Kyushu Electric Power Co., Inc.	32,400	320,188
Kyushu Railway Co. (b)	34,319	799,431
Lasertec Corp.	2,800	367,928
Lawson, Inc.	16,100	791,158
Lion Corp.	16,300	318,477
Lixil Corp.	11,500	320,023
M3, Inc.	16,800	1,151,066
Marubeni Corp.	94,000	783,305
Mazda Motor Corp. (a)	30,100	245,703
McDonald's Holdings Co. Japan, Ltd.	17,600	812,308
MEIJI Holdings Co., Ltd. (b)	13,500	869,864
MISUMI Group, Inc.	11,400	331,683
Mitsubishi Chemical Holdings Corp.	34,300	257,607
Mitsubishi Corp.	34,400	974,407
Mitsubishi Electric Corp.	31,200	476,188
Mitsubishi Estate Co., Ltd.	12,300	215,111
Mitsubishi Heavy Industries, Ltd.	14,200	443,220
Mitsubishi UFJ Financial Group, Inc.	533,400	2,856,224
Mitsui & Co., Ltd.	34,900	727,057
Mitsui Chemicals, Inc.	4,900	154,982
Mitsui Fudosan Co., Ltd.	14,700	334,375
Mizuho Financial Group, Inc.	174,240	2,521,355
MonotaRO Co., Ltd.	31,800	861,622
MS&AD Insurance Group Holdings, Inc.	32,800	964,409
Murata Manufacturing Co., Ltd.	2,400	192,043

See accompanying notes to financial statements.
44

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nabtesco Corp.	1,200	$ 54,950
Nagoya Railroad Co., Ltd. (a)	34,200	814,919
NEC Corp.	20,700	1,221,394
Nexon Co., Ltd.	19,500	633,529
NH Foods, Ltd.	5,500	236,176
Nihon M&A Center, Inc.	10,600	287,111
Nintendo Co., Ltd.	4,600	2,573,086
Nippon Building Fund, Inc. REIT	38	223,873
Nippon Express Co., Ltd.	1,600	119,312
Nippon Paint Holdings Co., Ltd.	75,500	1,089,796
Nippon Prologis REIT, Inc.	462	1,486,344
Nippon Shinyaku Co., Ltd.	1,400	104,272
Nippon Steel Corp.	49,700	848,498
Nippon Telegraph & Telephone Corp.	79,700	2,049,841
Nippon Yusen KK	2,200	75,158
Nissan Chemical Corp.	3,000	160,453
Nissan Motor Co., Ltd. (a)	146,316	815,530
Nissin Foods Holdings Co., Ltd. (b)	3,600	267,475
Nitori Holdings Co., Ltd.	5,600	1,085,792
Nitto Denko Corp.	5,600	479,421
Nomura Holdings, Inc.	102,900	541,412
Nomura Real Estate Master Fund, Inc. REIT	110	165,647
Nomura Research Institute, Ltd.	15,100	468,032
Obayashi Corp.	19,900	182,792
Obic Co., Ltd. (b)	5,800	1,061,846
Odakyu Electric Railway Co., Ltd. (b)	17,900	490,023
Oji Holdings Corp.	20,500	132,833
Olympus Corp.	4,100	85,005
Ono Pharmaceutical Co., Ltd.	19,000	496,923
Oracle Corp.	2,800	273,665
Oriental Land Co., Ltd.	13,200	1,985,973
ORIX Corp.	32,700	552,793
Orix JREIT, Inc.	50	87,059
Osaka Gas Co., Ltd.	17,100	333,798
Otsuka Corp.	4,700	220,326
Otsuka Holdings Co., Ltd.	5,300	224,806
Pan Pacific International Holdings Corp.	17,400	411,144
Panasonic Corp.	52,800	680,188
PeptiDream, Inc. (a)	15,800	723,511
Pigeon Corp.	3,800	144,434
Recruit Holdings Co., Ltd.	50,805	2,483,238
Renesas Electronics Corp. (a)	3,700	40,181
Resona Holdings, Inc.	69,900	294,023
Ricoh Co., Ltd. (b)	18,500	188,181
Rinnai Corp.	3,900	437,294
Ryohin Keikaku Co., Ltd.	5,400	127,938
Santen Pharmaceutical Co., Ltd.	21,900	301,843
Secom Co., Ltd.	21,800	1,837,316
Seibu Holdings, Inc. (a)	14,400	158,986
Seiko Epson Corp. (b)	1,800	29,321
Sekisui Chemical Co., Ltd.	17,900	344,231
Security Description	Shares	Value
Sekisui House, Ltd.	29,300	$ 629,486
Seven & i Holdings Co., Ltd.	28,600	1,155,129
SG Holdings Co., Ltd.	77,000	1,767,864
Shimadzu Corp.	10,600	384,190
Shimamura Co., Ltd.	4,500	520,045
Shimano, Inc.	3,800	907,014
Shin-Etsu Chemical Co., Ltd.	15,900	2,677,819
Shinsei Bank, Ltd. (b)	5,100	82,569
Shionogi & Co., Ltd.	18,600	1,001,875
Shizuoka Bank, Ltd.	18,600	146,443
SMC Corp.	500	290,995
Softbank Corp. (b)	140,300	1,826,439
SoftBank Group Corp.	14,000	1,182,081
Sohgo Security Services Co., Ltd.	2,200	104,127
Sompo Holdings, Inc.	4,500	172,751
Sony Corp.	15,400	1,615,955
Square Enix Holdings Co., Ltd.	2,900	161,403
Subaru Corp. (b)	17,800	355,033
SUMCO Corp.	1,200	27,432
Sumitomo Chemical Co., Ltd.	47,900	248,386
Sumitomo Corp.	35,512	506,809
Sumitomo Electric Industries, Ltd.	17,900	268,581
Sumitomo Mitsui Financial Group, Inc.	52,500	1,903,778
Sumitomo Mitsui Trust Holdings, Inc.	13,700	478,446
Sumitomo Realty & Development Co., Ltd.	700	24,744
Sundrug Co., Ltd.	2,400	87,964
Suntory Beverage & Food, Ltd.	29,987	1,116,710
Suzuki Motor Corp.	4,400	200,091
Sysmex Corp.	11,400	1,230,272
T&D Holdings, Inc.	31,400	405,216
Taiheiyo Cement Corp.	2,500	65,860
Taisei Corp.	14,500	560,317
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	213,231
Takeda Pharmaceutical Co., Ltd.	19,051	687,043
TDK Corp.	1,200	166,480
Terumo Corp.	4,700	170,093
TIS, Inc.	11,200	267,685
Tobu Railway Co., Ltd.	20,600	554,802
Toho Co., Ltd.	4,000	162,534
Toho Gas Co., Ltd. (b)	8,400	519,204
Tohoku Electric Power Co., Inc.	17,100	161,715
Tokio Marine Holdings, Inc.	17,700	843,353
Tokyo Electric Power Co. Holdings, Inc. (a)	149,500	499,235
Tokyo Electron, Ltd.	6,400	2,710,009
Tokyo Gas Co., Ltd.	19,408	432,509
Tokyu Corp.	5,000	66,697
Tokyu Fudosan Holdings Corp.	3,900	23,118
Toray Industries, Inc.	78,900	508,744
Toshiba Corp.	3,200	108,308
Tosoh Corp.	15,100	289,428

See accompanying notes to financial statements.
45

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toyo Suisan Kaisha, Ltd.	20,500	$ 862,670
Toyota Industries Corp.	1,500	133,846
Toyota Motor Corp.	47,800	3,727,102
Toyota Tsusho Corp.	4,300	180,756
Trend Micro, Inc.	3,700	185,502
Tsuruha Holdings, Inc.	4,000	516,923
Unicharm Corp.	17,506	735,886
United Urban Investment Corp. REIT	113	151,962
USS Co., Ltd.	18,300	358,382
Welcia Holdings Co., Ltd.	27,500	945,701
West Japan Railway Co.	19,200	1,065,991
Yakult Honsha Co., Ltd.	6,200	314,208
Yamada Holdings Co., Ltd.	181,500	980,593
Yamaha Corp.	3,200	174,045
Yamaha Motor Co., Ltd.	13,300	326,301
Yamato Holdings Co., Ltd.	3,500	96,131
Yamazaki Baking Co., Ltd. (b)	13,000	210,471
Yaskawa Electric Corp.	2,800	139,620
Z Holdings Corp.	32,000	159,450
ZOZO, Inc.	4,000	118,371
		150,107,885
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	21,436	673,133
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	30,480	882,324
SES SA	10,244	81,557
Tenaris SA	25,518	288,276
		1,252,157
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	34,000	306,131
Sands China, Ltd. (a)	64,000	319,817
		625,948
NETHERLANDS — 4.5%
ABN AMRO Bank NV (a)(d)	14,331	174,496
Adyen NV (a)(d)	527	1,178,995
Aegon NV	103,084	490,676
Akzo Nobel NV	2,061	230,796
ASML Holding NV	17,838	10,838,901
EXOR NV	6,510	550,427
Heineken NV	5,401	556,194
ING Groep NV	131,038	1,606,621
Koninklijke Ahold Delhaize NV	60,340	1,684,292
Koninklijke DSM NV	2,268	384,643
Koninklijke KPN NV	106,645	362,733
Koninklijke Philips NV (a)	8,970	513,153
Koninklijke Vopak NV	18,047	900,391
NN Group NV	14,472	709,103
Randstad NV (b)	3,903	275,140
Royal Dutch Shell PLC Class A	135,505	2,643,188
Royal Dutch Shell PLC Class B	98,790	1,819,613
Wolters Kluwer NV	17,017	1,482,405
		26,401,767
Security Description	Shares	Value
NEW ZEALAND — 0.5%
a2 Milk Co., Ltd. (a)(b)	26,417	$ 159,480
Auckland International Airport, Ltd. (a)	59,076	324,371
Fisher & Paykel Healthcare Corp., Ltd.	44,529	1,001,067
Meridian Energy, Ltd.	108,877	410,999
Ryman Healthcare, Ltd.	9,097	97,478
Spark New Zealand, Ltd.	246,220	772,532
		2,765,927
NORWAY — 0.6%
DNB ASA	21,260	453,276
Equinor ASA	13,633	267,187
Gjensidige Forsikring ASA	24,785	582,435
Mowi ASA	10,176	252,959
Norsk Hydro ASA	42,318	271,466
Orkla ASA	94,850	931,572
Telenor ASA	45,741	806,436
		3,565,331
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	29,566	169,227
Jeronimo Martins SGPS SA	10,106	170,443
		339,670
RUSSIA — 0.0% (c)
Evraz PLC	8,386	66,876
SINGAPORE — 1.6%
CapitaLand Integrated Commercial Trust REIT	262,000	423,147
DBS Group Holdings, Ltd.	80,469	1,724,250
Keppel Corp., Ltd.	29,211	115,661
Oversea-Chinese Banking Corp., Ltd.	206,362	1,804,669
Singapore Airlines, Ltd. (a)	168,649	696,637
Singapore Exchange, Ltd.	158,500	1,176,128
Singapore Technologies Engineering, Ltd.	298,500	864,219
Singapore Telecommunications, Ltd.	686,600	1,246,877
United Overseas Bank, Ltd.	65,975	1,268,335
Venture Corp., Ltd.	14,800	220,965
		9,540,888
SOUTH AFRICA — 0.1%
Anglo American PLC	17,735	695,531
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	7,107	236,052
Aena SME SA (a)(d)	2,953	479,992
Amadeus IT Group SA (a)	2,874	203,952
Banco Bilbao Vizcaya Argentaria SA	252,432	1,313,120
Banco Santander SA (a)	686,702	2,338,112
CaixaBank SA	128,274	397,857
Endesa SA	25,644	679,944
Ferrovial SA	2,661	69,524

See accompanying notes to financial statements.
46

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Grifols SA	5,499	$ 144,318
Iberdrola SA	110,970	1,432,696
Industria de Diseno Textil SA	45,026	1,487,025
Naturgy Energy Group SA	3,402	83,566
Red Electrica Corp. SA	32,915	584,143
Repsol SA	61,778	766,737
Telefonica SA	153,354	687,964
		10,905,002
SWEDEN — 2.6%
Alfa Laval AB (a)	13,173	398,985
Assa Abloy AB Class B	42,725	1,230,336
Atlas Copco AB Class A	30,860	1,882,126
Atlas Copco AB Class B	23,360	1,218,076
Boliden AB (b)	11,688	434,463
Electrolux AB Class B	6,280	174,502
Epiroc AB Class A	45,175	1,025,161
Epiroc AB Class B	17,008	355,037
Essity AB Class B	3,592	113,699
Evolution Gaming Group AB (d)	5,323	785,354
H & M Hennes & Mauritz AB Class B (a)(b)	5,978	134,939
Hexagon AB Class B	11,525	1,065,193
ICA Gruppen AB	12,486	611,673
Investor AB Class B (a)	6,051	483,452
Kinnevik AB Class B	4,371	212,926
L E Lundbergforetagen AB Class B (a)	5,824	318,585
Sandvik AB (a)	35,695	977,115
Skandinaviska Enskilda Banken AB Class A (b)	29,405	359,116
Skanska AB Class B (b)	24,022	603,561
SKF AB Class B	12,610	359,075
Svenska Handelsbanken AB Class A (b)	26,598	289,468
Swedbank AB Class A	16,669	294,317
Swedish Match AB	2,089	163,404
Telefonaktiebolaget LM Ericsson Class B	42,030	557,182
Telia Co. AB	188,569	818,417
Volvo AB Class B (a)(b)	18,868	478,178
		15,344,340
SWITZERLAND — 12.0%
ABB, Ltd.	14,885	451,698
Adecco Group AG	9,605	649,484
Alcon, Inc. (a)	5,403	379,929
Baloise Holding AG	4,757	812,756
Barry Callebaut AG	337	764,843
Chocoladefabriken Lindt & Spruengli AG (e)	197	1,726,877
Chocoladefabriken Lindt & Spruengli AG (e)	4	367,635
Cie Financiere Richemont SA	4,034	388,934
Coca-Cola HBC AG	1,316	41,942
Credit Suisse Group AG	38,430	404,329
EMS-Chemie Holding AG	2,057	1,844,667
Security Description	Shares	Value
Geberit AG	2,895	$ 1,850,536
Givaudan SA	977	3,780,730
Julius Baer Group, Ltd.	4,377	281,088
Kuehne + Nagel International AG	7,980	2,286,783
LafargeHolcim, Ltd. (e)	3,208	189,314
LafargeHolcim, Ltd. (e)	3,620	214,176
Logitech International SA	16,565	1,744,944
Lonza Group AG	1,032	579,407
Nestle SA	113,876	12,745,788
Novartis AG	118,481	10,168,103
Partners Group Holding AG	1,739	2,230,222
Roche Holding AG	38,792	12,589,934
Schindler Holding AG (e)	2,715	800,812
Schindler Holding AG (e)	4,508	1,297,101
SGS SA	338	962,841
Sika AG	1,439	412,825
Sonova Holding AG (a)	4,387	1,167,194
Straumann Holding AG	193	241,776
Swatch Group AG	329	95,049
Swiss Life Holding AG	1,098	542,029
Swiss Prime Site AG	10,970	1,015,816
Swiss Re AG	4,893	483,295
Swisscom AG (b)	6,022	3,244,067
Temenos AG	313	45,246
UBS Group AG	75,264	1,170,365
Vifor Pharma AG	326	44,562
Zurich Insurance Group AG	4,839	2,074,114
		70,091,211
UNITED KINGDOM — 12.2%
3i Group PLC	17,556	279,401
Admiral Group PLC	35,088	1,501,223
Ashtead Group PLC	19,515	1,165,038
Associated British Foods PLC (a)	20,450	681,389
AstraZeneca PLC	15,519	1,551,697
Aviva PLC	64,061	360,788
BAE Systems PLC	207,614	1,446,548
Barclays PLC	620,123	1,590,702
Barratt Developments PLC (a)	57,552	592,993
Berkeley Group Holdings PLC	7,005	429,021
BP PLC	676,019	2,748,212
British American Tobacco PLC	33,305	1,274,679
British Land Co. PLC REIT	13,769	95,897
BT Group PLC (a)	304,813	651,012
Bunzl PLC	27,901	894,239
Burberry Group PLC (a)	19,179	502,367
CK Hutchison Holdings, Ltd.	86,000	685,283
CNH Industrial NV (a)	18,108	280,820
Coca-Cola European Partners PLC	5,009	261,269
Compass Group PLC (a)	83,516	1,684,044
Croda International PLC	8,291	726,154
DCC PLC	1,001	86,870
Diageo PLC	101,784	4,198,198
Direct Line Insurance Group PLC	299,615	1,295,116

See accompanying notes to financial statements.
47

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Entain PLC (a)	2,880	$ 60,318
Experian PLC	53,862	1,855,606
GlaxoSmithKline PLC	125,769	2,234,983
Halma PLC	12,281	402,253
Hargreaves Lansdown PLC	18,649	396,628
HSBC Holdings PLC	669,818	3,910,995
Imperial Brands PLC	63,917	1,315,740
Informa PLC (a)	9,129	70,508
InterContinental Hotels Group PLC (a)	677	46,469
Intertek Group PLC	9,455	730,785
J Sainsbury PLC	192,274	643,305
JD Sports Fashion PLC (a)	11,704	133,157
Johnson Matthey PLC	11,859	492,983
Kingfisher PLC (a)	57,071	250,632
Land Securities Group PLC REIT	12,056	114,789
Legal & General Group PLC	61,792	237,945
Lloyds Banking Group PLC (a)	2,314,484	1,358,268
London Stock Exchange Group PLC	13,446	1,287,471
M&G PLC	195,355	559,008
Melrose Industries PLC (a)	35,773	82,375
Mondi PLC	20,583	525,370
National Grid PLC	183,301	2,185,060
Natwest Group PLC	169,817	459,807
Next PLC (a)	2,046	222,047
Ocado Group PLC (a)	9,452	265,383
Pearson PLC	21,541	229,321
Persimmon PLC	16,235	658,543
Prudential PLC	109,410	2,325,431
Reckitt Benckiser Group PLC	33,780	3,028,476
RELX PLC	120,737	3,030,107
Rentokil Initial PLC (a)	90,888	607,429
Rolls-Royce Holdings PLC (a)	73,329	106,534
RSA Insurance Group PLC	19,601	184,166
Sage Group PLC	70,876	599,243
Schroders PLC	6,986	337,351
Segro PLC REIT	5,234	67,707
Severn Trent PLC	6,328	201,331
Smith & Nephew PLC	79,912	1,519,309
Smiths Group PLC	21,569	457,541
Spirax-Sarco Engineering PLC	2,469	388,339
SSE PLC	23,511	471,975
St James's Place PLC	5,320	93,512
Standard Chartered PLC	95,693	659,478
Standard Life Aberdeen PLC	31,828	127,304
Taylor Wimpey PLC (a)	147,706	367,739
Tesco PLC	143,341	452,591
Unilever PLC	141,473	7,916,921
United Utilities Group PLC	29,022	370,706
Vodafone Group PLC	604,998	1,100,824
Whitbread PLC (a)	1,920	90,756
Wm Morrison Supermarkets PLC	346,394	871,965
WPP PLC	36,967	469,537
		71,558,981
Security Description	Shares	Value
UNITED STATES — 0.9%
Ferguson PLC	12,466	$ 1,490,839
James Hardie Industries PLC CDI	3,687	111,879
QIAGEN NV (a)	29,977	1,454,022
Stellantis NV (e)	74,055	1,312,515
Stellantis NV (e)	49,463	876,891
		5,246,146
TOTAL COMMON STOCKS (Cost $521,887,743)		580,402,068

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
SNAM SpA (expiring 04/07/21) (a) (f) (Cost: $0)	166,516	—
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	56,674	56,691
State Street Navigator Securities Lending Portfolio II (i) (j)	8,387,748	8,387,748
TOTAL SHORT-TERM INVESTMENTS (Cost $8,444,439)		8,444,439
TOTAL INVESTMENTS — 100.5% (Cost $530,332,182)		588,846,507
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,900,622)
NET ASSETS — 100.0%		$ 585,945,885
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of this security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.

See accompanying notes to financial statements.
48

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$580,402,068	$—	$—	$580,402,068
Rights	—	—	0(a)	0
Short-Term Investments	8,444,439	—	—	8,444,439
TOTAL INVESTMENTS	$588,846,507	$—	$ 0	$588,846,507
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	16.8%
Health Care	14.7
Industrials	14.4
Consumer Staples	12.8
Consumer Discretionary	10.9
Information Technology	7.8
Materials	6.6
Communication Services	6.2
Utilities	4.1
Energy	2.8
Real Estate	2.0
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,850	$ 164,883	$ 9,081,583	$ 9,189,775	$(16)	$16	56,674	$ 56,691	$ 227
State Street Navigator Securities Lending Portfolio II	1,486,278	1,486,278	41,255,318	34,353,848	—	—	8,387,748	8,387,748	15,046
Total		$1,651,161	$50,336,901	$43,543,623	$(16)	$16		$8,444,439	$15,273
See accompanying notes to financial statements.
49

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.1%
Globant SA (a)	681	$ 141,382
BRAZIL — 3.4%
Ambev SA	106,493	288,548
B2W Cia Digital (a)	5,543	59,673
B3 SA - Brasil Bolsa Balcao	60,156	582,265
Banco Bradesco SA Preference Shares	119,442	566,625
Banco Bradesco SA	17,888	74,525
Banco BTG Pactual SA	1,132	19,469
Banco Inter SA	1,963	54,514
Banco Santander Brasil SA	8,674	60,870
BB Seguridade Participacoes SA	26,177	112,492
Bradespar SA Preference Shares	2,826	34,210
Centrais Eletricas Brasileiras SA	8,613	52,307
Cia Brasileira de Distribuicao	3,013	17,716
Cia Siderurgica Nacional SA	31,268	210,005
Cosan SA	11,798	191,135
Equatorial Energia SA	65,442	287,606
Gerdau SA Preference Shares	23,595	126,359
Itau Unibanco Holding SA Preference Shares	114,304	566,557
Itausa SA Preference Shares	132,900	243,049
Itausa SA	3	6
Klabin SA (a)	14,883	72,872
Localiza Rent a Car SA	21,037	222,672
Lojas Americanas SA Preference Shares	41,432	164,171
Lojas Renner SA	33,905	255,895
Magazine Luiza SA	93,761	336,297
Natura & Co. Holding SA (a)	16,393	139,847
Notre Dame Intermedica Participacoes SA	7,997	117,340
Rumo SA (a)	39,073	140,214
Sendas Distribuidora SA (a)	2,797	36,599
Suzano SA (a)	14,477	175,864
Telefonica Brasil SA	21,804	170,900
TOTVS SA	7,392	37,897
Via Varejo S/A (a)	2,343	5,012
WEG SA	30,993	409,505
		5,833,016
CHILE — 0.7%
Banco Santander Chile	5,091,445	318,924
Cencosud SA	47,878	102,640
Empresas CMPC SA	82,653	266,114
Enel Americas SA	1,704,298	284,920
Falabella SA	17,147	78,097
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,764	94,560
		1,145,255
CHINA — 39.3%
21Vianet Group, Inc. ADR (a)	1,399	45,188
Security Description	Shares	Value
3SBio, Inc. (a)(b)	25,000	$ 22,093
AAC Technologies Holdings, Inc. (c)	18,500	93,161
Addsino Co., Ltd. Class A	20,800	58,584
Agricultural Bank of China, Ltd. Class H	354,000	141,610
Air China, Ltd. Class A	35,200	48,552
Airtac International Group	2,000	70,445
Alibaba Group Holding, Ltd. ADR (a)	43,247	9,805,392
Alibaba Health Information Technology, Ltd. (a)	86,000	243,361
Anhui Conch Cement Co., Ltd. Class H	42,000	273,087
ANTA Sports Products, Ltd.	32,695	533,250
Autohome, Inc. ADR (c)	1,113	103,809
AVIC Shenyang Aircraft Co., Ltd. Class A	300	2,968
Baidu, Inc. ADR (a)	6,556	1,426,258
Baidu, Inc. Class A (a)(c)	1,100	30,137
Bank of China, Ltd. Class H	1,835,509	698,841
Bank of Communications Co., Ltd. Class H	302,000	192,284
Baozun, Inc. ADR (a)	1,096	41,801
BeiGene, Ltd. ADR (a)	853	296,912
Beijing E-Hualu Information Technology Co., Ltd. Class A	9,900	37,903
Beijing Enterprises Holdings, Ltd.	9,000	31,777
Beijing Enterprises Water Group, Ltd.	272,000	103,210
Beijing Shunxin Agriculture Co., Ltd. Class A	9,200	65,804
Beijing Thunisoft Corp., Ltd. Class A	14,200	41,056
BGI Genomics Co., Ltd. Class A	4,700	87,973
Bilibili, Inc. ADR (a)(c)	2,465	263,903
BYD Co., Ltd. Class H	21,636	458,910
BYD Electronic International Co., Ltd. (c)	18,000	105,114
Caitong Securities Co., Ltd. Class A	56,600	96,099
CanSino Biologics, Inc. Class H (a)(b)(c)	1,600	60,506
CGN Power Co., Ltd. Class H (b)	638,000	154,280
China Cinda Asset Management Co., Ltd. Class H	465,000	96,894
China CITIC Bank Corp., Ltd. Class H	345,000	175,286
China Conch Venture Holdings, Ltd.	38,500	181,000
China Construction Bank Corp. Class H	2,307,340	1,940,974
China Eastern Airlines Corp., Ltd. Class A	52,700	43,855
China Everbright Environment Group, Ltd.	130,851	88,531
China Evergrande Group (c)	36,000	68,532

See accompanying notes to financial statements.
50

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China International Capital Corp., Ltd. Class H (a)(b)(c)	32,800	$ 79,485
China Jinmao Holdings Group, Ltd.	6,000	2,408
China Life Insurance Co., Ltd. Class H	215,000	444,134
China Literature, Ltd. (a)(b)	5,400	53,448
China Longyuan Power Group Corp., Ltd. Class H	165,000	224,119
China Meidong Auto Holdings, Ltd.	12,000	55,644
China Mengniu Dairy Co., Ltd.	58,000	331,985
China Merchants Bank Co., Ltd. Class A	30,200	235,204
China Merchants Bank Co., Ltd. Class H	86,000	656,522
China Merchants Port Holdings Co., Ltd.	71,024	108,896
China Minsheng Banking Corp., Ltd. Class H	209,300	121,416
China Molybdenum Co., Ltd. Class A	93,200	75,001
China National Building Material Co., Ltd. Class H	90,000	129,887
China Oilfield Services, Ltd. Class H	76,000	78,205
China Overseas Land & Investment, Ltd.	66,500	172,784
China Pacific Insurance Group Co., Ltd. Class H	60,400	238,121
China Railway Group, Ltd. Class H	288,000	152,253
China Resources Beer Holdings Co., Ltd.	24,000	188,155
China Resources Cement Holdings, Ltd.	68,000	76,358
China Resources Gas Group, Ltd.	24,000	133,051
China Resources Land, Ltd.	86,000	416,480
China Taiping Insurance Holdings Co., Ltd.	75,630	154,092
China Tourism Group Duty Free Corp., Ltd. Class A	2,300	107,295
China Tower Corp., Ltd. Class H (b)	420,000	62,127
China Vanke Co., Ltd. Class H	89,700	351,326
China Yangtze Power Co., Ltd. Class A	21,500	70,255
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,000	131,447
CITIC Securities Co., Ltd. Class H (c)	107,500	247,509
Contemporary Amperex Technology Co., Ltd. Class A	6,600	324,075
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	42,700	87,988
Country Garden Holdings Co., Ltd.	220,042	282,466
Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	37,000	$ 375,023
CSPC Pharmaceutical Group, Ltd.	276,640	334,482
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	2,300	10,667
Daqo New Energy Corp. ADR (a)	1,232	93,016
Dongfang Electric Corp., Ltd. Class A	29,900	57,921
DouYu International Holdings, Ltd. ADR (a)	3,367	35,050
ENN Energy Holdings, Ltd.	17,000	272,675
Eve Energy Co., Ltd. Class A	4,200	48,106
Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,800	92,550
Fosun International, Ltd.	145,560	203,705
Fu Jian Anjoy Foods Co., Ltd. Class A	900	28,608
Fuyao Glass Industry Group Co., Ltd. Class A	6,900	48,459
GDS Holdings, Ltd. ADR (a)	1,110	90,010
Geely Automobile Holdings, Ltd.	149,000	379,090
Gemdale Corp. Class A	98,393	180,104
GoerTek, Inc. Class A	26,400	109,242
GOME Retail Holdings, Ltd. (a)(c)	235,000	43,527
Great Wall Motor Co., Ltd. Class H (c)	143,213	396,972
GRG Banking Equipment Co., Ltd. Class A	35,100	60,986
GSX Techedu, Inc. ADR (a)(c)	1,632	55,292
Guangdong Hongda Blasting Co., Ltd. Class A	2,800	13,238
Guangdong Investment, Ltd.	110,801	180,430
Guangzhou Haige Communications Group, Inc. Co. Class A	39,600	61,079
Haidilao International Holding, Ltd. (b)(c)	10,000	68,365
Haier Smart Home Co., Ltd. Class H (a)	36,000	144,010
Haitong Securities Co., Ltd. Class A	47,500	80,142
Hangzhou Silan Microelectronics Co., Ltd. Class A	21,900	80,875
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,100	116,680
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	18,000	86,244
Hengan International Group Co., Ltd.	21,500	141,315
Hengli Petrochemical Co., Ltd. Class A	9,400	42,020
Hengtong Optic-electric Co., Ltd. Class A	18,400	34,381
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,900	70,972

See accompanying notes to financial statements.
51

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hua Hong Semiconductor, Ltd. (a)(b)	11,000	$ 59,921
Huaneng Power International, Inc. Class H	328,000	116,443
Huatai Securities Co., Ltd. Class H (b)	104,000	159,456
Huazhu Group, Ltd. ADR (a)(c)	3,004	164,920
HUYA, Inc. ADR (a)(c)	1,822	35,493
Industrial & Commercial Bank of China, Ltd. Class H	1,515,857	1,087,985
Innovent Biologics, Inc. (a)(b)	27,000	273,839
Intco Medical Technology Co., Ltd. Class A	1,300	32,017
iQIYI, Inc. ADR (a)(c)	4,717	78,397
JA Solar Technology Co., Ltd. Class A (a)	11,200	49,298
JD Health International, Inc. (a)(b)	4,200	60,236
JD.com, Inc. ADR (a)	20,726	1,747,824
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	1,363
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,560	78,038
Jiangxi Copper Co., Ltd. Class A	12,500	42,142
Jiumaojiu International Holdings, Ltd. (a)(b)	13,000	52,004
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	40,200	78,547
JOYY, Inc. ADR (c)	776	72,734
KE Holdings, Inc. ADR (a)	2,150	122,507
Kingdee International Software Group Co., Ltd.	43,000	133,296
Kingsoft Cloud Holdings, Ltd. ADR (a)	935	36,764
Kingsoft Corp., Ltd.	40,000	265,485
Kweichow Moutai Co., Ltd. Class A	1,500	459,291
Lenovo Group, Ltd.	305,880	435,148
Lens Technology Co., Ltd. Class A	21,300	84,827
Leyard Optoelectronic Co., Ltd. Class A	73,900	81,320
Li Ning Co., Ltd.	39,500	256,578
Longfor Group Holdings, Ltd. (b)	43,000	284,843
LONGi Green Energy Technology Co., Ltd. Class A	7,600	101,933
Luxshare Precision Industry Co., Ltd. Class A	22,429	115,645
Luzhou Laojiao Co., Ltd. Class A	1,600	54,873
Mango Excellent Media Co., Ltd. Class A	5,700	50,491
Maxscend Microelectronics Co., Ltd. Class A	100	9,282
Meituan Class B (a)(b)	85,400	3,275,637
Microport Scientific Corp.	12,000	67,529
Minth Group, Ltd.	14,000	58,345
Momo, Inc. ADR	1,120	16,509
Muyuan Foods Co., Ltd. Class A	7,790	118,764
Security Description	Shares	Value
NanJi E-Commerce Co., Ltd. Class A	27,100	$ 37,917
NAURA Technology Group Co., Ltd. Class A	1,400	30,628
NetEase, Inc. ADR	10,624	1,097,034
New China Life Insurance Co., Ltd. Class H	47,600	184,291
New Oriental Education & Technology Group, Inc. ADR (a)	46,810	655,340
NIO, Inc. ADR (a)	28,789	1,122,195
Oceanwide Holdings Co., Ltd. Class A	76,700	32,147
OFILM Group Co., Ltd. Class A	38,900	51,403
Ovctek China, Inc. Class A	1,000	13,740
PICC Property & Casualty Co., Ltd. Class H	200,000	173,388
Pinduoduo, Inc. ADR (a)	8,789	1,176,671
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	13,100	164,288
Ping An Insurance Group Co. of China, Ltd. Class A	16,400	196,714
Ping An Insurance Group Co. of China, Ltd. Class H	149,500	1,779,705
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	98,000	73,237
RiseSun Real Estate Development Co., Ltd. Class A	35,800	35,193
Seazen Group, Ltd.	88,000	108,098
Seazen Holdings Co., Ltd. Class A	9,700	72,145
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	21,270	74,010
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	144,000	284,131
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	25,400	154,037
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	110,400	97,262
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	16,800	42,709
Shanxi Securities Co., Ltd. Class A	54,330	58,212
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	600	30,433
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,200	87,685
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	48,663
Shenzhou International Group Holdings, Ltd.	27,843	576,955
Shimao Group Holdings, Ltd.	23,000	72,333
Silergy Corp.	1,000	80,784

See accompanying notes to financial statements.
52

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sinopharm Group Co., Ltd. Class H	37,600	$ 91,020
Smoore International Holdings, Ltd. (a)(b)	9,000	54,756
SooChow Securities Co., Ltd. Class A	50,290	73,965
Sun Art Retail Group, Ltd. (c)	4,500	3,681
Sunac China Holdings, Ltd.	74,000	317,437
Sungrow Power Supply Co., Ltd. Class A	4,500	49,230
Sunny Optical Technology Group Co., Ltd.	17,300	394,312
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	13,100	36,577
TAL Education Group ADR (a)	10,073	542,431
Tangshan Jidong Cement Co., Ltd. Class A	23,800	56,768
Tencent Holdings, Ltd.	131,795	10,340,918
Tencent Music Entertainment Group ADR (a)(c)	5,489	112,470
Thunder Software Technology Co., Ltd. Class A	100	1,857
Tianma Microelectronics Co., Ltd. Class A	38,600	82,363
Tingyi Cayman Islands Holding Corp.	24,000	44,083
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	22,200	41,990
Tongwei Co., Ltd. Class A	2,300	11,477
Trip.com Group, Ltd. ADR (a)	12,270	486,260
Tsingtao Brewery Co., Ltd. Class A	12,600	162,541
Tsingtao Brewery Co., Ltd. Class H	4,000	35,449
Vipshop Holdings, Ltd. ADR (a)	13,996	417,921
Visionox Technology, Inc. Class A (a)	28,300	40,631
Walvax Biotechnology Co., Ltd. Class A	16,800	115,709
Wangsu Science & Technology Co., Ltd. Class A	41,500	40,670
Want Want China Holdings, Ltd.	345,000	258,713
Weichai Power Co., Ltd. Class A	133,700	392,061
Weichai Power Co., Ltd. Class H	7,000	17,287
Weimob, Inc. (a)(b)(c)	43,000	96,128
Wharf Holdings, Ltd.	39,000	103,338
Will Semiconductor Co., Ltd. Class A	1,200	46,952
Wingtech Technology Co., Ltd. Class A	3,400	50,783
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	21,500	71,959
Wuliangye Yibin Co., Ltd. Class A	8,242	336,629
Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class A	9,360	$ 200,005
WuXi AppTec Co., Ltd. Class H (b)	7,200	141,602
Wuxi Biologics Cayman, Inc. (a)(b)	70,000	876,525
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	9,600	115,574
Xiaomi Corp. Class B (a)(b)	301,600	998,939
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	30,139	65,090
Xinyi Solar Holdings, Ltd.	94,000	154,522
XPeng, Inc. ADR (a)(c)	3,941	143,886
Yadea Group Holdings, Ltd. (b)	24,000	53,282
Yantai Eddie Precision Machinery Co., Ltd. Class A	600	5,508
Yifan Pharmaceutical Co., Ltd. Class A	25,800	80,020
Yihai International Holding, Ltd. (c)	8,000	82,835
Yum China Holdings, Inc.	10,555	624,962
Zai Lab, Ltd. ADR (a)	1,540	205,482
Zhejiang Dahua Technology Co., Ltd. Class A	25,800	97,008
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	4,400	46,098
Zhejiang Longsheng Group Co., Ltd. Class A	18,500	40,828
Zhejiang NHU Co., Ltd. Class A	17,400	101,384
Zhongji Innolight Co., Ltd. Class A	7,400	39,745
Zhongsheng Group Holdings, Ltd.	7,000	49,341
Zhuzhou CRRC Times Electric Co., Ltd. Class H	39,100	145,850
Zijin Mining Group Co., Ltd. Class A	60,800	89,145
Zijin Mining Group Co., Ltd. Class H	98,000	120,508
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	24,800	48,041
ZTE Corp. Class A	9,500	42,453
ZTE Corp. Class H (c)	17,200	43,672
ZTO Express Cayman, Inc. ADR	5,581	162,686
		66,591,141
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	21,844	173,444
EGYPT — 0.1%
Commercial International Bank Egypt SAE	24,690	90,764
ElSewedy Electric Co.	129,098	74,087
		164,851
GREECE — 0.1%
Hellenic Telecommunications Organization SA	5,096	81,934

See accompanying notes to financial statements.
53

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
JUMBO SA	1,847	$ 33,929
		115,863
HONG KONG — 0.3%
China Youzan, Ltd. (a)	316,000	103,241
Sino Biopharmaceutical, Ltd.	354,250	354,503
		457,744
HUNGARY — 0.2%
OTP Bank Nyrt (a)	7,944	340,220
INDIA — 8.9%
Adani Green Energy, Ltd. (a)	8,348	126,150
Adani Ports & Special Economic Zone, Ltd. (a)	18,726	179,900
Ambuja Cements, Ltd.	17,407	73,531
Apollo Hospitals Enterprise, Ltd.	1,329	52,762
Asian Paints, Ltd.	7,942	275,626
Aurobindo Pharma, Ltd.	16,008	192,958
Avenue Supermarts, Ltd. (a)(b)	3,751	146,680
Axis Bank, Ltd. (a)	54,255	517,552
Bajaj Auto, Ltd. (a)	2,412	121,092
Bajaj Finance, Ltd. (a)	5,638	397,119
Bajaj Finserv, Ltd. (a)	1,113	147,184
Balkrishna Industries, Ltd.	1,851	42,747
Bandhan Bank, Ltd. (a)(b)	12,541	58,131
Bharat Forge, Ltd. (a)	6,819	55,582
Bharti Airtel, Ltd.	45,041	318,677
Biocon, Ltd. (a)	10,503	58,740
Britannia Industries, Ltd.	1,330	65,943
Cipla, Ltd. (a)	9,993	111,406
Container Corp. Of India, Ltd.	2,778	22,721
Dabur India, Ltd.	15,355	113,513
Divi's Laboratories, Ltd. (a)	2,719	134,727
Dr Reddy's Laboratories, Ltd.	3,300	203,830
Eicher Motors, Ltd. (a)	3,399	121,056
Godrej Consumer Products, Ltd.	9,867	98,469
Grasim Industries, Ltd.	9,063	179,807
Havells India, Ltd.	7,299	104,862
HCL Technologies, Ltd.	33,557	451,007
HDFC Life Insurance Co., Ltd. (a)(b)	7,450	70,940
Hero MotoCorp, Ltd.	1,456	58,022
Hindalco Industries, Ltd.	43,419	194,102
Hindustan Unilever, Ltd.	19,621	652,524
Housing Development Finance Corp., Ltd.	45,338	1,549,077
ICICI Bank, Ltd. (a)	103,418	823,369
ICICI Lombard General Insurance Co., Ltd. (b)	3,082	60,414
Indus Towers, Ltd.	5,202	17,432
Info Edge India, Ltd. (a)	1,319	77,223
Infosys, Ltd.	83,149	1,555,822
InterGlobe Aviation, Ltd. (a)(b)	1,024	22,856
Ipca Laboratories, Ltd.	2,247	58,508
ITC, Ltd.	103,159	308,290
Jubilant Foodworks, Ltd. (a)	2,234	88,944
Kotak Mahindra Bank, Ltd. (a)	8,368	200,634
Security Description	Shares	Value
Larsen & Toubro Infotech, Ltd. (b)	886	$ 49,130
Larsen & Toubro, Ltd.	14,507	281,534
Lupin, Ltd.	6,435	89,813
Mahindra & Mahindra, Ltd.	22,730	247,232
Marico, Ltd.	13,211	74,318
Maruti Suzuki India, Ltd.	3,209	301,054
Motherson Sumi Systems, Ltd. (a)	26,920	74,173
MRF, Ltd.	39	43,878
Muthoot Finance, Ltd. (a)	2,737	45,143
Nestle India, Ltd.	682	160,116
Page Industries, Ltd.	49	20,318
Petronet LNG, Ltd.	17,535	53,878
PI Industries, Ltd.	1,995	61,616
Piramal Enterprises, Ltd.	2,669	63,998
Shree Cement, Ltd. (a)	254	102,364
Shriram Transport Finance Co., Ltd.	4,748	92,364
State Bank of India (a)	53,311	265,630
Sun Pharmaceutical Industries, Ltd.	29,477	241,013
Tata Consultancy Services, Ltd.	28,001	1,217,048
Tata Consumer Products, Ltd.	9,311	81,364
Tata Steel, Ltd.	17,823	197,905
Tech Mahindra, Ltd.	10,164	137,828
Titan Co., Ltd.	8,578	182,797
Torrent Pharmaceuticals, Ltd.	538	18,727
Trent, Ltd.	3,813	39,168
UltraTech Cement, Ltd.	2,412	222,283
United Spirits, Ltd. (a)	8,445	64,261
UPL, Ltd.	27,590	242,207
Wipro, Ltd.	31,188	176,663
Yes Bank, Ltd. (a)	249,019	53,132
Zee Entertainment Enterprises, Ltd.	25,178	69,975
		15,080,859
INDONESIA — 1.2%
Bank Central Asia Tbk PT	239,300	511,962
Bank Mandiri Persero Tbk PT	652,700	276,358
Bank Negara Indonesia Persero Tbk PT (a)	329,109	129,718
Bank Rakyat Indonesia Persero Tbk PT (a)	1,408,698	426,731
Kalbe Farma Tbk PT	584,365	63,164
Telkom Indonesia Persero Tbk PT	1,761,900	414,850
Unilever Indonesia Tbk PT	326,000	147,570
		1,970,353
KUWAIT — 0.3%
Agility Public Warehousing Co. KSC	58,661	140,903
Boubyan Bank KSCP	24,933	49,907
Gulf Bank KSCP	174,743	127,191
Mabanee Co. KPSC	27,854	66,905

See accompanying notes to financial statements.
54

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
National Bank of Kuwait SAKP	49,331	$ 131,713
		516,619
MALAYSIA — 1.5%
CIMB Group Holdings Bhd	215,660	225,724
DiGi.Com Bhd	184,100	161,612
Genting Malaysia Bhd	81,000	59,971
Hartalega Holdings Bhd	26,900	57,933
IHH Healthcare Bhd	145,900	187,191
IOI Corp. Bhd	205,800	207,959
Kossan Rubber Industries	15,200	11,950
Malayan Banking Bhd	112,299	223,433
Maxis Bhd	154,500	168,417
Petronas Chemicals Group Bhd	137,100	264,512
Petronas Gas Bhd	29,300	113,059
Public Bank Bhd	368,200	372,951
Sime Darby Bhd	124,555	72,093
Sime Darby Plantation Bhd	68,500	76,653
Supermax Corp. Bhd	2,400	2,205
Tenaga Nasional Bhd	111,200	271,396
Top Glove Corp. Bhd	136,600	148,904
		2,625,963
MEXICO — 1.7%
America Movil SAB de CV Series L	868,139	592,323
Arca Continental SAB de CV	12,448	61,356
Coca-Cola Femsa SAB de CV	14,368	66,298
Fomento Economico Mexicano SAB de CV	57,356	431,954
Gruma SAB de CV Class B	6,225	73,442
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	17,514	182,891
Grupo Bimbo SAB de CV Class A	48,080	100,810
Grupo Carso SAB de CV Series A1 (a)	39,021	106,571
Grupo Financiero Banorte SAB de CV Series O (a)	69,857	393,081
Grupo Financiero Inbursa SAB de CV Series O (a)	118,145	107,229
Industrias Penoles SAB de CV (a)	5,913	76,188
Kimberly-Clark de Mexico SAB de CV Class A	44,372	75,751
Orbia Advance Corp. SAB de CV	48,945	130,541
Promotora y Operadora de Infraestructura SAB de CV	6,656	50,865
Wal-Mart de Mexico SAB de CV	136,312	429,512
		2,878,812
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)(c)	9,555	95,837
Credicorp, Ltd.	1,886	257,571
Southern Copper Corp.	649	44,047
		397,455
Security Description	Shares	Value
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	114,430	$ 81,336
Ayala Corp.	12,540	191,184
Ayala Land, Inc.	284,880	201,610
BDO Unibank, Inc.	71,325	149,887
SM Investments Corp.	8,090	160,008
SM Prime Holdings, Inc.	397,100	286,345
Universal Robina Corp.	39,470	108,154
		1,178,524
POLAND — 0.7%
Bank Polska Kasa Opieki SA (a)	6,185	110,691
CD Projekt SA (a)	1,540	74,346
KGHM Polska Miedz SA (a)	8,960	431,879
Powszechna Kasa Oszczednosci Bank Polski SA (a)	25,877	214,636
Powszechny Zaklad Ubezpieczen SA (a)	33,755	291,699
		1,123,251
QATAR — 0.7%
Barwa Real Estate Co.	157,365	140,423
Commercial Bank PQSC	120,204	160,085
Industries Qatar QSC	73,752	242,059
Masraf Al Rayan QSC	226,790	267,215
Qatar National Bank QPSC	90,168	445,515
		1,255,297
ROMANIA — 0.1%
NEPI Rockcastle PLC	13,552	85,554
RUSSIA — 1.4%
Mail.Ru Group, Ltd. GDR (a)	1,900	43,510
Mobile TeleSystems PJSC ADR	23,154	193,104
Polymetal International PLC	4,846	94,908
Polyus PJSC GDR	1,283	118,100
Sberbank of Russia PJSC ADR	78,430	1,208,214
TCS Group Holding PLC GDR	1,700	98,600
VTB Bank PJSC GDR	31,673	34,524
X5 Retail Group NV GDR	2,542	81,954
Yandex NV Class A (a)(c)	6,677	427,729
		2,300,643
SAUDI ARABIA — 2.8%
Advanced Petrochemical Co.	6,055	117,858
Al Rajhi Bank	29,591	779,541
Alinma Bank (a)	12,965	63,608
Almarai Co. JSC	4,616	64,002
Arab National Bank	10,765	59,933
Bank AlBilad	5,148	48,317
Bank Al-Jazira	13,549	56,575
Banque Saudi Fransi	14,238	126,610
Bupa Arabia for Cooperative Insurance Co. (a)	1,503	47,931
Co. for Cooperative Insurance (a)	3,258	68,193
Dar Al Arkan Real Estate Development Co. (a)	28,308	69,441
Emaar Economic City (a)	48,742	139,062

See accompanying notes to financial statements.
55

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Etihad Etisalat Co. (a)	11,038	$ 86,970
Jarir Marketing Co.	1,623	78,761
National Commercial Bank	27,370	387,518
National Industrialization Co. (a)	35,792	144,680
Rabigh Refining & Petrochemical Co. (a)	11,333	51,069
Riyad Bank	26,998	161,539
SABIC Agri-Nutrients Co.	3,139	82,359
Sahara International Petrochemical Co.	19,911	117,330
Samba Financial Group (a)	25,150	258,179
Saudi Airlines Catering Co. (a)	2,883	58,423
Saudi Arabian Mining Co. (a)	12,269	186,469
Saudi Basic Industries Corp.	15,528	486,078
Saudi British Bank	20,338	142,893
Saudi Cement Co.	5,622	99,536
Saudi Electricity Co.	10,035	62,879
Saudi Industrial Investment Group	24,529	212,562
Saudi Kayan Petrochemical Co. (a)	40,765	173,260
Saudi Telecom Co.	7,556	255,466
Savola Group	4,556	47,742
Yanbu National Petrochemical Co.	4,616	85,171
		4,819,955
SOUTH AFRICA — 3.8%
Absa Group, Ltd.	18,727	159,911
Anglo American Platinum, Ltd. (c)	1,075	156,679
Bid Corp., Ltd. (a)	12,447	241,088
Bidvest Group, Ltd. (c)	18,904	218,136
Capitec Bank Holdings, Ltd. (a)	930	89,424
Clicks Group, Ltd.	6,149	100,108
FirstRand, Ltd. (c)	114,359	399,777
Gold Fields, Ltd.	23,503	218,871
Growthpoint Properties, Ltd. REIT	91,198	81,525
Harmony Gold Mining Co., Ltd. (a)	10,850	45,997
Impala Platinum Holdings, Ltd. (c)	14,626	271,130
MTN Group, Ltd.	43,503	255,870
Naspers, Ltd. Class N	10,903	2,607,719
Nedbank Group, Ltd.	9,691	91,881
Northam Platinum, Ltd. (a)	5,003	87,204
Old Mutual, Ltd.	26,105	22,328
Remgro, Ltd.	4,552	32,060
Sanlam, Ltd. (c)	49,119	198,023
Shoprite Holdings, Ltd. (c)	15,064	160,288
Sibanye Stillwater, Ltd. (c)	49,468	217,755
SPAR Group, Ltd.	16,042	206,296
Standard Bank Group, Ltd.	36,416	309,331
Tiger Brands, Ltd.	6,594	94,112
Vodacom Group, Ltd.	21,057	180,050
Security Description	Shares	Value
Woolworths Holdings, Ltd. (a)	18,753	$ 62,801
		6,508,364
SOUTH KOREA — 13.9%
Alteogen, Inc. (a)	531	42,039
AMOREPACIFIC Group	1,068	61,244
Celltrion Healthcare Co., Ltd. (a)	1,253	150,570
Celltrion Pharm, Inc. (a)	405	53,678
Celltrion, Inc. (a)	2,526	724,265
Coway Co., Ltd.	2,614	151,285
Doosan Heavy Industries & Construction Co., Ltd. (a)	1,502	17,253
Hana Financial Group, Inc.	9,171	346,825
Hanwha Solutions Corp. (a)	2,265	100,266
Helixmith Co., Ltd. (a)	119	2,713
HLB, Inc. (a)	1,970	68,234
Hyundai Engineering & Construction Co., Ltd.	5,190	202,005
Hyundai Glovis Co., Ltd.	1,416	234,592
Hyundai Mobis Co., Ltd.	1,975	509,565
Hyundai Motor Co.	3,821	736,009
Hyundai Motor Co. Preference Shares	1,419	125,381
Hyundai Steel Co.	2,739	116,288
Industrial Bank of Korea	18,584	150,413
Kakao Corp.	1,107	487,109
KB Financial Group, Inc.	12,096	600,658
Kia Motors Corp.	8,515	623,719
Korea Zinc Co., Ltd.	563	203,212
KT&G Corp.	3,979	286,186
Kumho Petrochemical Co., Ltd.	385	90,148
LG Chem, Ltd.	1,201	854,257
LG Corp.	3,180	254,007
LG Electronics, Inc.	3,708	491,451
LG Household & Health Care, Ltd.	301	417,557
Lotte Chemical Corp.	603	160,374
NAVER Corp.	3,148	1,048,638
NCSoft Corp.	561	432,739
POSCO	2,179	616,108
Samsung Biologics Co., Ltd. (a)(b)	302	199,599
Samsung C&T Corp.	2,240	246,415
Samsung Electronics Co., Ltd. Preference Shares	17,709	1,142,264
Samsung Electronics Co., Ltd.	106,626	7,668,970
Samsung Fire & Marine Insurance Co., Ltd.	1,026	172,246
Samsung SDI Co., Ltd.	1,444	842,094
Samsung SDS Co., Ltd.	1,588	271,507
Seegene, Inc.	388	44,602
Shin Poong Pharmaceutical Co., Ltd.	681	51,207
Shinhan Financial Group Co., Ltd.	13,551	448,407
SK Chemicals Co., Ltd.	117	25,897
SK Hynix, Inc.	14,004	1,639,523

See accompanying notes to financial statements.
56

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SK Telecom Co., Ltd.	372	$ 90,391
S-Oil Corp. (a)	2,529	181,449
Woori Financial Group, Inc.	19,229	171,604
		23,554,963
TAIWAN — 15.0%
Accton Technology Corp.	5,000	48,365
ASE Technology Holding Co., Ltd.	124,656	469,650
Asustek Computer, Inc.	38,000	496,092
AU Optronics Corp. (a)	72,000	53,117
Catcher Technology Co., Ltd.	3,000	22,237
Cathay Financial Holding Co., Ltd.	218,092	366,506
Chang Hwa Commercial Bank, Ltd.	179,073	110,144
China Development Financial Holding Corp.	897,000	330,091
China Life Insurance Co., Ltd.	222,493	200,792
China Steel Corp.	476,000	432,075
Chunghwa Telecom Co., Ltd.	85,000	332,159
Compal Electronics, Inc.	345,000	322,837
CTBC Financial Holding Co., Ltd.	476,000	368,682
E.Sun Financial Holding Co., Ltd.	310,449	283,977
Far Eastern New Century Corp.	87,000	92,083
First Financial Holding Co., Ltd.	344,262	267,852
Formosa Chemicals & Fibre Corp.	83,397	256,040
Formosa Plastics Corp.	129,000	456,629
Foxconn Technology Co., Ltd.	78,000	198,465
Fubon Financial Holding Co., Ltd.	214,000	426,005
Hon Hai Precision Industry Co., Ltd.	311,980	1,355,817
Hotai Motor Co., Ltd.	5,000	103,039
Hua Nan Financial Holdings Co., Ltd.	423,964	277,115
Largan Precision Co., Ltd.	1,000	112,501
Lite-On Technology Corp.	172,000	378,565
MediaTek, Inc.	38,000	1,290,506
Mega Financial Holding Co., Ltd.	302,000	337,637
Nan Ya Plastics Corp.	172,000	481,043
Nan Ya Printed Circuit Board Corp.	4,000	49,627
Novatek Microelectronics Corp.	5,000	100,761
Oneness Biotech Co., Ltd. (a)	5,000	46,350
Pegatron Corp.	86,000	223,341
President Chain Store Corp.	10,394	99,084
Quanta Computer, Inc.	84,000	288,508
Realtek Semiconductor Corp.	8,000	138,506
SinoPac Financial Holdings Co., Ltd.	638,794	287,685
Taishin Financial Holding Co., Ltd.	545,958	256,399
Taiwan Cement Corp.	224,956	368,974
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	386,394	$ 286,413
Taiwan Mobile Co., Ltd.	43,000	147,990
Taiwan Semiconductor Manufacturing Co., Ltd.	569,734	11,720,950
Unimicron Technology Corp.	15,000	48,102
Uni-President Enterprises Corp.	172,000	440,052
United Microelectronics Corp.	334,602	588,688
Yuanta Financial Holding Co., Ltd.	636,400	501,840
		25,463,291
THAILAND — 1.6%
Advanced Info Service PCL NVDR	56,300	312,578
Airports of Thailand PCL NVDR	192,500	425,040
Bangkok Dusit Medical Services PCL NVDR	356,900	246,689
BTS Group Holdings PCL	584,300	180,432
CP ALL PCL NVDR (a)	180,400	399,766
Delta Electronics Thailand PCL	6,600	61,248
Kasikornbank PCL	56,100	262,099
Minor International PCL NVDR (a)	178,400	185,536
PTT Global Chemical PCL NVDR	124,474	249,944
Siam Cement PCL	17,200	219,610
Siam Commercial Bank PCL NVDR	64,900	231,563
		2,774,505
TURKEY — 0.2%
BIM Birlesik Magazalar A/S	20,204	172,349
Turk Hava Yollari AO (a)	26,003	40,059
Turkcell Iletisim Hizmetleri A/S	34,814	62,971
Turkiye Is Bankasi A/S Class C (a)	83,321	48,525
		323,904
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	131,545	221,680
Aldar Properties PJSC	289,563	296,410
Emirates NBD Bank PJSC	18,628	58,321
Emirates Telecommunications Group Co. PJSC	44,537	262,385
First Abu Dhabi Bank PJSC	39,380	156,527
		995,323
UNITED STATES — 0.1%
JBS SA	31,955	171,469
TOTAL COMMON STOCKS (Cost $137,992,633)		168,988,020

See accompanying notes to financial statements.
57

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (d)
CHILE — 0.0% (d)
Sociedad Quimica y Minera de Chile SA (expiring 4/24/21) (a) (Cost: $0)	314	$ 1,256
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	53,228	53,244
State Street Navigator Securities Lending Portfolio II (g) (h)	2,216,137	2,216,137
TOTAL SHORT-TERM INVESTMENTS (Cost $2,269,381)		2,269,381
TOTAL INVESTMENTS — 101.0% (Cost $140,262,014)		171,258,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,774,981)
NET ASSETS — 100.0%		$ 169,483,676
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$168,469,962	$518,058	$—	$168,988,020
Rights	1,256	—	—	1,256
Short-Term Investments	2,269,381	—	—	2,269,381
TOTAL INVESTMENTS	$170,740,599	$518,058	$—	$171,258,657
Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	22.5%
Financials	20.0
Consumer Discretionary	18.8
Communication Services	12.2
Materials	7.1
Consumer Staples	5.7
Health Care	4.9
Industrials	4.3
Real Estate	2.4
Utilities	1.5
Energy	0.3
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
58

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,975	$ 14,978	$14,919,228	$14,880,962	$—	$—	53,228	$ 53,244	$ 151
State Street Navigator Securities Lending Portfolio II	431,024	431,024	7,318,457	5,533,344	—	—	2,216,137	2,216,137	1,759
Total		$446,002	$22,237,685	$20,414,306	$—	$—		$2,269,381	$1,910
See accompanying notes to financial statements.
59

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
Telecom Argentina SA ADR (b)	341	$ 1,883
YPF SA ADR (b)(c)	4,175	17,159
		19,042
BRAZIL — 2.1%
Ambev SA ADR (b)	7,529	20,629
Ambev SA	3,120	8,454
Atacadao SA	2,189	9,007
B3 SA - Brasil Bolsa Balcao	2,593	25,098
Banco Bradesco SA Preference Shares	21,718	103,029
Banco Bradesco SA	6,121	25,501
Banco do Brasil SA	6,726	36,294
Banco Santander Brasil SA	1,761	12,358
BB Seguridade Participacoes SA	27,908	119,931
BRF SA (c)	1,565	6,994
BRF SA ADR (c)	807	3,623
CCR SA	1,284	2,940
Centrais Eletricas Brasileiras SA	1,327	8,059
Centrais Eletricas Brasileiras SA ADR (b)	1,489	8,979
Centrais Eletricas Brasileiras SA Class B, Preference Shares	151	931
Cia de Saneamento Basico do Estado de Sao Paulo	82	599
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,348	9,881
Cia Energetica de Minas Gerais ADR (b)	2,994	6,796
Cia Energetica de Minas Gerais Preference Shares	1,565	3,614
Cia Siderurgica Nacional SA ADR	2,121	14,211
Cia Siderurgica Nacional SA	406	2,727
Cosan SA	700	11,340
Energisa SA	515	4,127
Engie Brasil Energia SA	2,350	17,420
Equatorial Energia SA	7,616	33,471
Gerdau SA Preference Shares	3,986	21,346
Hapvida Participacoes e Investimentos SA (d)	4,643	12,243
Hypera SA	2,654	15,064
Itau Unibanco Holding SA Preference Shares ADR	20,304	100,708
Itau Unibanco Holding SA Preference Shares	541	2,682
Itausa SA Preference Shares	28,759	52,595
Klabin SA (c)	2,863	14,018
Localiza Rent a Car SA	954	10,098
Lojas Americanas SA Preference Shares	1,710	6,776
Lojas Renner SA	24,482	184,776
Security Description	Shares	Value
Magazine Luiza SA	2,162	$ 7,755
Natura & Co. Holding SA (c)	395	3,370
Notre Dame Intermedica Participacoes SA	445	6,529
Petrobras Distribuidora SA	3,782	14,798
Petroleo Brasileiro SA Preference Shares ADR	14,428	123,215
Petroleo Brasileiro SA ADR	9,758	82,748
Petroleo Brasileiro SA Preference Shares	182	777
Raia Drogasil SA	5,947	26,410
Rumo SA (c)	3,979	14,279
Suzano Papel e Celulose SA ADR (c)	28	342
Suzano SA (c)	764	9,281
Telefonica Brasil SA	1,631	12,784
Telefonica Brasil SA ADR	4,401	34,636
TIM SA	889	10,090
TIM SA	237	532
Ultrapar Participacoes SA	74	278
Ultrapar Participacoes SA ADR (b)	5,484	20,949
Vale SA ADR	13,197	229,364
Vale SA	136	2,361
WEG SA	24,152	319,116
		1,835,933
CHILE — 0.3%
Banco de Chile	364,599	43,103
Banco de Chile ADR	732	17,290
Banco de Credito e Inversiones SA	668	35,428
Banco Santander Chile ADR	487	12,092
Banco Santander Chile	16,726	1,048
Cencosud SA	12,853	27,554
Cia Cervecerias Unidas SA	386	3,395
Cia Cervecerias Unidas SA ADR	647	11,432
Colbun SA	45,334	8,847
Embotelladora Andina SA Class B, Preference Shares	394	1,047
Empresas CMPC SA	4,351	14,009
Empresas COPEC SA	1,870	23,162
Enel Americas SA ADR	2,256	19,131
Enel Americas SA	18,426	3,080
Enel Chile SA ADR	537	2,105
Enel Chile SA	11,039	862
Falabella SA	3,178	14,474
Sociedad Quimica y Minera de Chile SA ADR	179	9,500
		247,559
CHINA — 31.3%
3SBio, Inc. (c)(d)	7,390	6,530
51job, Inc. ADR (c)	143	8,952
AAC Technologies Holdings, Inc. (b)	8,500	42,804
Agile Group Holdings, Ltd.	24,000	39,329

See accompanying notes to financial statements.
60

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Agricultural Bank of China, Ltd. Class A	206,400	$ 106,956
Agricultural Bank of China, Ltd. Class H	830,000	332,023
Air China, Ltd. Class H	34,000	29,432
AK Medical Holdings, Ltd. (b)(d)	24,000	30,562
Alibaba Group Holding, Ltd. ADR (c)	3,332	755,464
A-Living Smart City Services Co., Ltd. (d)	11,750	52,142
Aluminum Corp. of China, Ltd. Class H (c)	44,000	18,111
Anhui Conch Cement Co., Ltd. Class A	12,400	96,801
Anhui Conch Cement Co., Ltd. Class H	38,000	247,079
Anhui Gujing Distillery Co., Ltd. Class A	800	25,626
Anhui Gujing Distillery Co., Ltd. Class B	3,100	43,463
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	24,569
ANTA Sports Products, Ltd.	38,000	619,774
Autobio Diagnostics Co., Ltd. Class A	1,500	25,107
Autohome, Inc. ADR (b)	1,823	170,031
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,900	29,879
AviChina Industry & Technology Co., Ltd. Class H	31,000	20,774
Baidu, Inc. ADR (c)	828	180,131
Bank of Beijing Co., Ltd. Class A	68,900	50,405
Bank of Chengdu Co., Ltd. Class A	7,700	13,214
Bank of China, Ltd. Class A	236,500	120,752
Bank of China, Ltd. Class H	1,897,071	722,280
Bank of Communications Co., Ltd. Class A	142,800	107,733
Bank of Communications Co., Ltd. Class H	179,000	113,969
Bank of Hangzhou Co., Ltd. Class A	32,300	83,147
Bank of Jiangsu Co., Ltd. Class A	68,860	67,903
Bank of Nanjing Co., Ltd. Class A	12,800	19,743
Bank of Ningbo Co., Ltd. Class A	7,400	43,851
Bank of Shanghai Co., Ltd. Class A	70,370	94,274
Baoshan Iron & Steel Co., Ltd. Class A	12,700	15,640
BeiGene, Ltd. ADR (c)	448	155,940
Beijing Capital International Airport Co., Ltd. Class H	50,000	38,909
Security Description	Shares	Value
Beijing Enterprises Holdings, Ltd.	17,000	$ 60,024
Beijing Enterprises Water Group, Ltd.	40,000	15,178
Beijing Sinnet Technology Co., Ltd. Class A	7,200	18,842
Beijing Tiantan Biological Products Corp., Ltd. Class A	7,540	37,532
BGI Genomics Co., Ltd. Class A	1,400	26,205
BOE Technology Group Co., Ltd. Class A	33,600	32,109
Brilliance China Automotive Holdings, Ltd.	106,000	99,531
BYD Co., Ltd. Class H	3,500	74,237
BYD Electronic International Co., Ltd. (b)	2,000	11,679
CGN Power Co., Ltd. Class H (d)	355,100	85,869
Changchun High & New Technology Industry Group, Inc. Class A	900	62,101
Chaozhou Three-Circle Group Co., Ltd. Class A	2,300	14,681
China Aoyuan Group, Ltd.	20,000	21,481
China Bohai Bank Co., Ltd. Class H (c)(d)	14,500	6,509
China Cinda Asset Management Co., Ltd. Class H	72,548	15,117
China CITIC Bank Corp., Ltd. Class H	252,000	128,035
China Common Rich Renewable Energy Investment, Ltd. (c)(e)	598,000	—
China Communications Services Corp., Ltd. Class H	50,000	22,445
China Conch Venture Holdings, Ltd.	51,000	239,766
China Construction Bank Corp. Class A	23,100	25,877
China Construction Bank Corp. Class H	1,271,394	1,069,518
China Everbright Bank Co., Ltd. Class A	23,800	14,800
China Everbright Bank Co., Ltd. Class H	133,274	58,113
China Everbright Environment Group, Ltd.	30,888	20,898
China Everbright, Ltd.	30,000	39,205
China Evergrande Group (b)	23,625	44,974
China Feihe, Ltd. (d)	33,000	93,383
China Galaxy Securities Co., Ltd. Class H	36,834	22,742
China Gas Holdings, Ltd.	15,200	62,271
China Hongqiao Group, Ltd.	12,500	16,689

See accompanying notes to financial statements.
61

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Huarong Asset Management Co., Ltd. Class H (d)	137,200	$ 18,000
China International Capital Corp., Ltd. Class H (c)(d)	12,800	31,019
China Jinmao Holdings Group, Ltd.	62,000	24,881
China Life Insurance Co., Ltd. Class H	78,000	161,128
China Longyuan Power Group Corp., Ltd. Class H	29,000	39,391
China Medical System Holdings, Ltd.	39,733	78,603
China Mengniu Dairy Co., Ltd.	24,000	137,373
China Merchants Bank Co., Ltd. Class A	5,191	40,429
China Merchants Bank Co., Ltd. Class H	16,500	125,961
China Merchants Port Holdings Co., Ltd.	27,581	42,288
China Minsheng Banking Corp., Ltd. Class A	119,200	91,745
China Minsheng Banking Corp., Ltd. Class H	95,960	55,667
China Molybdenum Co., Ltd. Class H	33,000	19,992
China National Building Material Co., Ltd. Class H	40,000	57,728
China National Medicines Corp., Ltd. Class A	4,400	22,700
China National Nuclear Power Co., Ltd. Class A	28,300	23,723
China Oilfield Services, Ltd. Class H	8,000	8,232
China Overseas Land & Investment, Ltd.	40,000	103,930
China Overseas Property Holdings, Ltd.	70,000	65,368
China Pacific Insurance Group Co., Ltd. Class A	4,400	25,376
China Pacific Insurance Group Co., Ltd. Class H	15,000	59,136
China Petroleum & Chemical Corp. Class A	49,300	32,535
China Petroleum & Chemical Corp. Class H	684,395	364,450
China Power International Development, Ltd.	43,000	10,011
China Railway Group, Ltd. Class A	26,800	24,140
China Railway Group, Ltd. Class H	47,000	24,847
China Resources Beer Holdings Co., Ltd.	28,092	220,235
China Resources Cement Holdings, Ltd.	24,000	26,950
China Resources Gas Group, Ltd.	20,000	110,876
Security Description	Shares	Value
China Resources Land, Ltd.	18,444	$ 89,320
China Resources Pharmaceutical Group, Ltd. (d)	51,500	32,128
China Resources Power Holdings Co., Ltd.	36,267	48,142
China Shenhua Energy Co., Ltd. Class A	18,400	56,368
China Shenhua Energy Co., Ltd. Class H	35,000	72,121
China South Publishing & Media Group Co., Ltd. Class A	12,200	19,505
China Southern Airlines Co., Ltd. Class H (b)(c)	18,000	13,336
China State Construction Engineering Corp., Ltd. Class A	23,100	18,272
China State Construction International Holdings, Ltd.	50,000	34,279
China Taiping Insurance Holdings Co., Ltd.	15,810	32,212
China Tourism Group Duty Free Corp., Ltd. Class A	5,100	237,915
China Tower Corp., Ltd. Class H (d)	770,000	113,899
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	22,458
China Vanke Co., Ltd. Class A	2,700	12,345
China Vanke Co., Ltd. Class H	5,792	22,685
China Yangtze Power Co., Ltd. Class A	95,400	311,738
Chongqing Brewery Co., Ltd. Class A	800	13,569
Chongqing Rural Commercial Bank Co., Ltd. Class H	25,000	10,772
CIFI Holdings Group Co., Ltd.	22,214	21,544
CITIC Securities Co., Ltd. Class H	14,000	32,234
CITIC, Ltd.	126,000	119,283
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	14,500	18,651
COSCO SHIPPING Ports, Ltd.	43,072	31,358
Country Garden Holdings Co., Ltd.	69,297	88,956
Country Garden Services Holdings Co., Ltd.	54,000	547,331
CSPC Pharmaceutical Group, Ltd.	289,840	350,442
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	3,000	13,914
Dali Foods Group Co., Ltd. (d)	87,500	49,746
Daqin Railway Co., Ltd. Class A	91,200	97,438
Dongfeng Motor Group Co., Ltd. Class H	38,000	35,290
ENN Energy Holdings, Ltd.	7,700	123,506
Far East Horizon, Ltd.	21,000	25,229

See accompanying notes to financial statements.
62

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fiberhome Telecommunication Technologies Co., Ltd. Class A	4,400	$ 12,339
Focus Media Information Technology Co., Ltd. Class A	7,500	10,608
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,380	204,097
Fosun International, Ltd.	14,000	19,592
Foxconn Industrial Internet Co., Ltd. Class A	7,700	16,864
Fuyao Glass Industry Group Co., Ltd. Class A	7,300	51,269
Fuyao Glass Industry Group Co., Ltd. Class H (d)	3,600	21,416
G-bits Network Technology Xiamen Co., Ltd. Class A	500	28,363
GCL System Integration Technology Co., Ltd. Class A (c)	7,700	3,873
GDS Holdings, Ltd. ADR (c)	56	4,541
Geely Automobile Holdings, Ltd.	25,000	63,606
GF Securities Co., Ltd. Class H	6,600	10,119
Giant Network Group Co., Ltd. Class A	7,400	16,376
GOME Retail Holdings, Ltd. (b)(c)	735,000	136,138
Great Wall Motor Co., Ltd. Class H	15,500	42,964
Greentown Service Group Co., Ltd.	20,000	30,407
GSX Techedu, Inc. ADR (b)(c)	2,600	88,088
Guangdong Haid Group Co., Ltd. Class A	7,900	93,916
Guangdong Investment, Ltd.	160,000	260,546
Guangzhou Automobile Group Co., Ltd. Class H	35,200	29,566
Guangzhou Haige Communications Group, Inc. Co. Class A	2,700	4,164
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	17,427
Guangzhou R&F Properties Co., Ltd. Class H	10,400	13,725
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	27,807
Haidilao International Holding, Ltd. (b)(d)	20,000	136,730
Haitian International Holdings, Ltd.	6,000	23,925
Haitong Securities Co., Ltd. Class H	18,400	17,017
Hangzhou Tigermed Consulting Co., Ltd. Class A	800	18,303
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)(d)	9,700	191,768
Security Description	Shares	Value
Hansoh Pharmaceutical Group Co., Ltd. (c)(d)	42,000	$ 201,236
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,300	83,110
Hengan International Group Co., Ltd.	14,374	94,478
Hengtong Optic-electric Co., Ltd. Class A	5,900	11,024
Hesteel Co., Ltd. Class A (c)	32,211	11,586
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	34,576
Hopson Development Holdings, Ltd.	4,000	14,406
Huadian Power International Corp., Ltd. Class A	18,900	10,658
Huadong Medicine Co., Ltd. Class A	2,860	16,076
Hualan Biological Engineering, Inc. Class A	7,040	42,651
Huaneng Power International, Inc. Class A	12,700	8,536
Huaneng Power International, Inc. Class H	44,000	15,620
Huatai Securities Co., Ltd. Class H (d)	4,843	7,425
Huaxia Bank Co., Ltd. Class A	49,000	48,095
Huayu Automotive Systems Co., Ltd. Class A	2,500	10,505
Huazhu Group, Ltd. ADR (b)(c)	90	4,941
Iflytek Co., Ltd. Class A	3,100	22,835
Industrial & Commercial Bank of China, Ltd. Class A	51,900	43,822
Industrial & Commercial Bank of China, Ltd. Class H	1,217,448	873,806
Industrial Bank Co., Ltd. Class A	42,000	154,207
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (c)	49,300	11,722
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	12,500	76,263
Intco Medical Technology Co., Ltd. Class A	1,100	27,091
Jafron Biomedical Co., Ltd. Class A	2,190	25,367
Jason Furniture Hangzhou Co., Ltd. Class A	800	9,823
JD.com, Inc. ADR (c)	4,086	344,572
Jiangsu Expressway Co., Ltd. Class H	88,000	109,569
Jiangsu Hengrui Medicine Co., Ltd. Class A	18,952	266,002
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	14,952
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,000	75,306

See accompanying notes to financial statements.
63

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,300	$ 9,198
Jiangxi Copper Co., Ltd. Class H	31,000	59,253
Jinyu Bio-Technology Co., Ltd. Class A	7,200	20,971
Jointown Pharmaceutical Group Co., Ltd. Class A (c)	7,600	20,908
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,100	8,119
JOYY, Inc. ADR	290	27,182
Juewei Food Co., Ltd. Class A	500	5,868
Kaisa Group Holdings, Ltd. (b)	20,000	9,878
Kingboard Holdings, Ltd.	9,000	48,621
Kingdee International Software Group Co., Ltd.	20,000	61,998
Kingsoft Corp., Ltd.	3,000	19,911
Kunlun Energy Co., Ltd.	50,000	52,544
Kweichow Moutai Co., Ltd. Class A	3,000	918,582
KWG Group Holdings, Ltd.	17,500	29,938
Laobaixing Pharmacy Chain JSC Class A	3,040	31,738
Lee & Man Paper Manufacturing, Ltd.	25,000	22,992
Lenovo Group, Ltd.	224,915	319,966
Li Ning Co., Ltd.	5,500	35,726
Logan Group Co., Ltd.	16,000	26,960
Longfor Group Holdings, Ltd. (d)	8,000	52,994
Luxshare Precision Industry Co., Ltd. Class A	12,689	65,425
Luzhou Laojiao Co., Ltd. Class A	3,200	109,746
Maxscend Microelectronics Co., Ltd. Class A	500	46,409
Meituan Class B (c)(d)	7,300	280,002
Metallurgical Corp. of China, Ltd. Class A	21,900	11,415
Microport Scientific Corp.	7,000	39,392
Momo, Inc. ADR	230	3,390
NanJi E-Commerce Co., Ltd. Class A	8,000	11,193
NetEase, Inc. ADR	1,287	132,896
New China Life Insurance Co., Ltd. Class H	1,900	7,356
New Oriental Education & Technology Group, Inc. ADR (c)	10,578	148,092
Noah Holdings, Ltd. ADR (c)	314	13,942
Offshore Oil Engineering Co., Ltd. Class A	12,500	8,630
Oppein Home Group, Inc. Class A	480	11,530
Ovctek China, Inc. Class A	2,400	32,976
Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H	96,000	$ 31,117
Perfect World Co., Ltd. Class A	1,850	5,577
PetroChina Co., Ltd. Class A	69,900	45,810
PetroChina Co., Ltd. Class H	570,000	206,021
PICC Property & Casualty Co., Ltd. Class H	44,270	38,380
Pinduoduo, Inc. ADR (c)	1,213	162,396
Ping An Bank Co., Ltd. Class A	2,600	8,722
Ping An Insurance Group Co. of China, Ltd. Class A	2,700	32,386
Ping An Insurance Group Co. of China, Ltd. Class H	28,500	339,275
Poly Developments and Holdings Group Co., Ltd. Class A	2,500	5,422
Postal Savings Bank of China Co., Ltd. Class H (d)	376,000	280,992
Power Construction Corp. of China, Ltd. Class A	20,800	13,061
SAIC Motor Corp., Ltd. Class A	8,100	24,283
Sanan Optoelectronics Co., Ltd. Class A	2,100	7,451
Sangfor Technologies, Inc. Class A	900	33,881
Sanquan Food Co., Ltd. Class A	2,400	8,274
SDIC Power Holdings Co., Ltd. Class A	34,100	51,608
Seazen Group, Ltd.	28,000	34,395
Shaanxi Coal Industry Co., Ltd. Class A	7,500	12,642
Shandong Gold Mining Co., Ltd. Class A	18,152	58,956
Shandong Nanshan Aluminum Co., Ltd. Class A	26,700	14,039
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	63,140
Shanghai Baosight Software Co., Ltd. Class A	2,000	17,811
Shanghai Construction Group Co., Ltd. Class A	34,000	15,701
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	6,000	25,584
Shanghai Jahwa United Co., Ltd. Class A	4,200	30,739
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	100,152	88,234
Shanghai M&G Stationery, Inc. Class A	4,400	57,277
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	24,900	48,875
Shanghai Pudong Development Bank Co., Ltd. Class A	61,524	103,053

See accompanying notes to financial statements.
64

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,900	$ 96,373
Shenergy Co., Ltd. Class A	12,500	11,812
Shennan Circuits Co., Ltd. Class A	1,680	22,540
Shenzhen Airport Co., Ltd. Class A	7,100	9,609
Shenzhen Energy Group Co., Ltd. Class A	11,440	19,563
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	29,035
Shenzhen Inovance Technology Co., Ltd. Class A	200	2,607
Shenzhen International Holdings, Ltd.	13,930	23,329
Shenzhen Investment, Ltd.	40,212	13,965
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,600	158,155
Shenzhou International Group Holdings, Ltd.	39,600	820,580
Shimao Group Holdings, Ltd.	9,000	28,304
Sichuan Chuantou Energy Co., Ltd. Class A	22,599	43,192
Sichuan Swellfun Co., Ltd. Class A	2,400	26,165
Silergy Corp.	2,000	161,567
Sinopec Shanghai Petrochemical Co., Ltd. Class A	33,416	17,978
Sinopharm Group Co., Ltd. Class H	25,200	61,003
Sinotruk Hong Kong, Ltd.	6,500	19,480
Songcheng Performance Development Co., Ltd. Class A	12,240	39,997
Sun Art Retail Group, Ltd.	69,332	56,718
Sunac China Holdings, Ltd.	17,697	75,915
Suning.com Co., Ltd. Class A	29,100	30,514
Sunny Optical Technology Group Co., Ltd.	22,793	519,512
TAL Education Group ADR (c)	1,677	90,306
Tencent Holdings, Ltd.	24,978	1,959,827
Tencent Music Entertainment Group ADR (b)(c)	1,892	38,767
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,200	16,714
Tingyi Cayman Islands Holding Corp.	18,000	33,062
Toly Bread Co., Ltd. Class A	3,000	21,865
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	2,100	3,972
Tongling Nonferrous Metals Group Co., Ltd. Class A	55,700	22,666
Topchoice Medical Corp. Class A (c)	1,900	72,540
Security Description	Shares	Value
Topsports International Holdings, Ltd. (d)	31,000	$ 46,174
TravelSky Technology, Ltd. Class H	18,000	42,092
Trip.com Group, Ltd. ADR (c)	1,307	51,796
Tsingtao Brewery Co., Ltd. Class H	4,000	35,449
Uni-President China Holdings, Ltd.	28,000	34,071
Vipshop Holdings, Ltd. ADR (c)	1,889	56,406
Visionox Technology, Inc. Class A (c)	2,500	3,589
Want Want China Holdings, Ltd.	174,000	130,481
Weibo Corp. ADR (b)(c)	371	18,721
Weichai Power Co., Ltd. Class H	12,000	29,636
Wens Foodstuffs Group Co., Ltd. Class A	13,380	34,504
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	4,300	14,392
Wuliangye Yibin Co., Ltd. Class A	8,000	326,745
WuXi AppTec Co., Ltd. Class A	1,869	39,937
WuXi AppTec Co., Ltd. Class H (d)	2,100	41,301
Xiaomi Corp. Class B (c)(d)	50,200	166,269
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	4,000	7,512
Xinyi Solar Holdings, Ltd.	3,455	5,679
Yadea Group Holdings, Ltd. (d)	36,000	79,923
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,200	11,016
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,800	14,915
Yanzhou Coal Mining Co., Ltd. Class H	22,000	26,034
Yealink Network Technology Corp., Ltd. Class A	1,950	20,260
Yihai International Holding, Ltd. (b)	18,000	186,380
Yonghui Superstores Co., Ltd. Class A	7,300	7,566
Yuexiu Property Co., Ltd.	46,000	10,414
Yum China Holdings, Inc.	5,894	348,984
Yunnan Baiyao Group Co., Ltd. Class A	2,100	38,571
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,200	52,483
Zhaojin Mining Industry Co., Ltd. Class H	92,000	83,664
Zhejiang Dahua Technology Co., Ltd. Class A	2,300	8,648

See accompanying notes to financial statements.
65

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Dingli Machinery Co., Ltd. Class A	700	$ 10,274
Zhejiang Expressway Co., Ltd. Class H	14,000	12,407
Zhejiang Supor Co., Ltd. Class A	2,900	31,625
Zhejiang Weixing New Building Materials Co., Ltd. Class A	3,200	12,320
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	23,364
Zhongjin Gold Corp., Ltd. Class A	24,000	30,507
Zhongsheng Group Holdings, Ltd.	11,000	77,536
Zhuzhou CRRC Times Electric Co., Ltd. Class H	5,100	19,024
Zijin Mining Group Co., Ltd. Class A	54,700	80,201
Zijin Mining Group Co., Ltd. Class H	20,000	24,593
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	3,447	6,677
ZTE Corp. Class H (b)	16,280	41,336
ZTO Express Cayman, Inc. ADR	3,574	104,182
		27,587,757
COLOMBIA — 0.1%
Bancolombia SA ADR	395	12,636
Bancolombia SA	967	7,565
Bancolombia SA Preference Shares	565	4,486
Ecopetrol SA ADR (b)	434	5,564
Ecopetrol SA	8,677	5,587
Grupo de Inversiones Suramericana SA	1,141	6,737
Interconexion Electrica SA ESP	1,853	11,345
		53,920
CZECH REPUBLIC — 0.2%
CEZ A/S	1,346	33,311
Komercni banka A/S (c)	1,965	60,743
Moneta Money Bank A/S (c)(d)	12,911	48,160
		142,214
EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR	69,518	247,831
Eastern Co SAE	34,640	25,169
ElSewedy Electric Co.	24,569	14,100
		287,100
GREECE — 0.3%
FF Group (c)(e)	491	—
Hellenic Telecommunications Organization SA	4,576	73,574
JUMBO SA	3,917	71,955
Security Description	Shares	Value
OPAP SA	6,216	$ 84,234
		229,763
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (c)	30,000	3,897
China Huishan Dairy Holdings Co., Ltd. (c)(e)	1,072,393	—
Hutchison China MediTech, Ltd. ADR (c)	283	7,995
Kingboard Laminates Holdings, Ltd.	13,000	28,126
Nine Dragons Paper Holdings, Ltd.	20,000	29,275
Sino Biopharmaceutical, Ltd.	47,000	47,034
SSY Group, Ltd.	62,000	36,126
		152,453
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC (c)	9,239	67,026
OTP Bank Nyrt (c)	2,062	88,310
Richter Gedeon Nyrt	5,599	165,400
		320,736
INDIA — 15.8%
Adani Ports & Special Economic Zone, Ltd. (c)	1,173	11,269
Ambuja Cements, Ltd.	834	3,523
Asian Paints, Ltd.	18,853	654,290
Aurobindo Pharma, Ltd.	954	11,499
Avenue Supermarts, Ltd. (c)(d)	883	34,529
Axis Bank, Ltd. (c)	6,530	62,291
Bajaj Auto, Ltd. (c)	3,745	188,014
Bajaj Finance, Ltd. (c)	393	27,681
Bajaj Finserv, Ltd. (c)	197	26,051
Balkrishna Industries, Ltd.	1,973	45,565
Berger Paints India, Ltd.	6,811	71,265
Bharat Forge, Ltd. (c)	228	1,858
Bharat Petroleum Corp., Ltd.	7,087	41,482
Bharti Airtel, Ltd.	4,885	34,563
Britannia Industries, Ltd.	6,325	313,600
Cipla, Ltd. (c)	2,894	32,263
Coal India, Ltd.	47,608	84,877
Colgate-Palmolive India, Ltd.	5,741	122,442
Container Corp. Of India, Ltd.	139	1,137
Dabur India, Ltd.	38,585	285,243
Divi's Laboratories, Ltd. (c)	4,288	212,471
Dr Reddy's Laboratories, Ltd. ADR	1,379	84,657
Dr Reddy's Laboratories, Ltd.	127	7,844
Eicher Motors, Ltd. (c)	6,774	241,256
GAIL India, Ltd. GDR	1,273	14,385
Godrej Consumer Products, Ltd.	12,035	120,105
Grasim Industries, Ltd.	1,189	23,589
Havells India, Ltd.	3,196	45,916
HCL Technologies, Ltd.	56,576	760,382

See accompanying notes to financial statements.
66

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HDFC Asset Management Co., Ltd. (d)	1,947	$ 77,732
HDFC Life Insurance Co., Ltd. (c)(d)	22,651	215,686
Hero MotoCorp, Ltd.	4,378	174,464
Hindalco Industries, Ltd.	12,564	56,167
Hindustan Petroleum Corp., Ltd.	15,318	49,130
Hindustan Unilever, Ltd.	38,468	1,279,307
Housing Development Finance Corp., Ltd.	6,155	210,300
ICICI Bank, Ltd. ADR (c)	6,355	101,871
ICICI Bank, Ltd. (c)	427	3,400
ICICI Lombard General Insurance Co., Ltd. (d)	5,650	110,753
Indian Oil Corp., Ltd.	24,463	30,732
Indraprastha Gas, Ltd.	8,584	60,153
Indus Towers, Ltd.	13,641	45,710
Infosys, Ltd. ADR	69,292	1,297,146
Infosys, Ltd.	48,086	899,749
InterGlobe Aviation, Ltd. (c)(d)	289	6,451
Ipca Laboratories, Ltd.	1,581	41,166
ITC, Ltd.	119,312	356,563
JSW Steel, Ltd.	2,916	18,683
Jubilant Foodworks, Ltd. (c)	552	21,977
Kotak Mahindra Bank, Ltd. (c)	321	7,696
Larsen & Toubro Infotech, Ltd. (d)	1,688	93,603
Larsen & Toubro, Ltd. GDR	1,271	24,454
Larsen & Toubro, Ltd.	83	1,611
Lupin, Ltd.	2,484	34,669
Mahindra & Mahindra, Ltd. GDR	2,779	30,430
Mahindra & Mahindra, Ltd.	116	1,262
Marico, Ltd.	36,744	206,703
Maruti Suzuki India, Ltd.	699	65,577
Motherson Sumi Systems, Ltd. (c)	1,640	4,519
MRF, Ltd.	80	90,007
Nestle India, Ltd.	1,504	353,100
NTPC, Ltd.	24,336	35,465
Oil & Natural Gas Corp., Ltd.	37,983	53,068
Page Industries, Ltd.	440	182,451
Petronet LNG, Ltd.	37,588	115,493
Pidilite Industries, Ltd. (c)	6,214	153,782
Piramal Enterprises, Ltd.	250	5,995
Power Grid Corp. of India, Ltd.	20,305	59,890
REC, Ltd.	6,581	11,805
Reliance Industries, Ltd. GDR (d)	3,453	190,951
Reliance Industries, Ltd.	3,057	83,753
SBI Life Insurance Co., Ltd. (c)(d)	546	6,578
Shree Cement, Ltd. (c)	19	7,657
Shriram Transport Finance Co., Ltd.	387	7,528
State Bank of India GDR (c)	678	33,629
Security Description	Shares	Value
Sun Pharmaceutical Industries, Ltd.	6,458	$ 52,803
Tata Consultancy Services, Ltd.	43,115	1,873,970
Tata Motors, Ltd. ADR (c)	2,935	61,019
Tata Motors, Ltd. (c)	4,804	19,830
Tata Steel, Ltd.	108	1,199
Tata Steel, Ltd. GDR	4,557	52,406
Tech Mahindra, Ltd.	30,790	417,524
Titan Co., Ltd.	14,885	317,199
UltraTech Cement, Ltd.	186	17,141
United Spirits, Ltd. (c)	3,091	23,521
UPL, Ltd.	3,390	29,760
Vedanta, Ltd.	20,621	64,517
Wipro, Ltd. ADR	11,455	72,625
Wipro, Ltd.	64,783	366,961
Yes Bank, Ltd. (c)	51,905	11,075
Zee Entertainment Enterprises, Ltd.	4,287	11,915
		13,876,328
INDONESIA — 1.8%
Adaro Energy Tbk PT	136,000	11,002
Astra International Tbk PT	76,900	27,928
Bank Central Asia Tbk PT	315,025	673,969
Bank Mandiri Persero Tbk PT	72,100	30,528
Bank Negara Indonesia Persero Tbk PT (c)	43,600	17,185
Bank Rakyat Indonesia Persero Tbk PT (c)	203,500	61,645
Charoen Pokphand Indonesia Tbk PT	27,500	13,253
Gudang Garam Tbk PT (c)	18,000	44,830
Indah Kiat Pulp & Paper Tbk PT	18,500	13,310
Indocement Tunggal Prakarsa Tbk PT	7,000	5,892
Indofood CBP Sukses Makmur Tbk PT	85,900	54,408
Indofood Sukses Makmur Tbk PT	40,400	18,357
Kalbe Farma Tbk PT	548,000	59,233
Perusahaan Gas Negara Tbk PT	77,400	7,007
Semen Indonesia Persero Tbk PT	13,200	9,474
Telkom Indonesia Persero Tbk PT	1,594,375	375,405
Unilever Indonesia Tbk PT	267,100	120,908
United Tractors Tbk PT	49,900	76,009
		1,620,343
KUWAIT — 0.6%
Agility Public Warehousing Co. KSC	4,759	11,431
Kuwait Finance House KSCP	7,911	20,101
Mobile Telecommunications Co. KSCP	129,156	258,526

See accompanying notes to financial statements.
67

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
National Bank of Kuwait SAKP	97,737	$ 260,955
		551,013
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	1,225	24,208
MALAYSIA — 2.5%
AMMB Holdings Bhd	22,300	15,758
Axiata Group Bhd	7,404	6,517
CIMB Group Holdings Bhd	70,335	73,617
Dialog Group Bhd	2,600	1,950
DiGi.Com Bhd	67,900	59,606
Fraser & Neave Holdings Bhd	7,700	55,710
Gamuda Bhd (c)	7,543	6,512
Genting Bhd	15,400	18,681
Genting Malaysia Bhd	13,000	9,625
Genting Plantations Bhd	800	1,756
HAP Seng Consolidated Bhd	22,600	45,511
Hartalega Holdings Bhd	50,600	108,973
Hong Leong Bank Bhd	28,620	129,071
Hong Leong Financial Group Bhd	2,400	10,083
IHH Healthcare Bhd	82,600	105,977
IOI Corp. Bhd	15,600	15,764
Kuala Lumpur Kepong Bhd	12,976	71,788
Malayan Banking Bhd	152,976	304,365
Malaysia Airports Holdings Bhd	2,700	4,070
Maxis Bhd	55,400	60,390
MISC Bhd	7,600	12,500
Nestle Malaysia Bhd	6,700	218,136
Petronas Chemicals Group Bhd	46,500	89,714
Petronas Dagangan Bhd	7,400	35,764
Petronas Gas Bhd	2,800	10,804
PPB Group Bhd	18,360	81,915
Public Bank Bhd	184,255	186,632
RHB Bank Bhd	8,838	11,446
Sime Darby Bhd	17,527	10,145
Sime Darby Plantation Bhd	7,727	8,647
Supermax Corp. Bhd	44,431	40,825
Telekom Malaysia Bhd	8,285	12,248
Tenaga Nasional Bhd	42,500	103,726
Top Glove Corp. Bhd	168,200	183,351
Westports Holdings Bhd	49,038	49,671
		2,161,248
MEXICO — 1.5%
America Movil SAB de CV Series L	138,603	94,568
Arca Continental SAB de CV	8,284	40,832
Cemex SAB de CV Series CPO (c)	107,124	75,498
Coca-Cola Femsa SAB de CV	5,127	23,657
Fibra Uno Administracion SA de CV REIT	21,210	24,765
Fomento Economico Mexicano SAB de CV	4,760	35,848
Gruma SAB de CV Class B	4,715	55,627
Security Description	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	81	$ 846
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	310	5,500
Grupo Bimbo SAB de CV Class A	7,342	15,394
Grupo Carso SAB de CV Series A1 (c)	1,378	3,764
Grupo Financiero Banorte SAB de CV Series O (c)	14,713	82,789
Grupo Financiero Inbursa SAB de CV Series O (c)	14,199	12,887
Grupo Mexico SAB de CV Class B	13,248	69,579
Grupo Televisa SAB Series CPO (c)	13,254	23,566
Industrias Penoles SAB de CV (c)	868	11,184
Infraestructura Energetica Nova SAB de CV (c)	5,235	20,182
Kimberly-Clark de Mexico SAB de CV Class A	3,031	5,175
Megacable Holdings SAB de CV	1,058	3,787
Orbia Advance Corp. SAB de CV	3,347	8,927
Promotora y Operadora de Infraestructura SAB de CV	336	2,568
Wal-Mart de Mexico SAB de CV	209,111	658,898
		1,275,841
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	13,867	10,551
MCB Bank, Ltd.	18,540	20,901
Oil & Gas Development Co., Ltd.	2,393	1,592
		33,044
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)	2,217	22,236
Credicorp, Ltd.	1,473	201,168
Southern Copper Corp.	488	33,121
		256,525
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	23,050	16,384
Aboitiz Power Corp.	121,800	58,971
Ayala Corp.	800	12,197
Ayala Land, Inc.	7,700	5,449
Bank of the Philippine Islands	72,669	122,019
BDO Unibank, Inc.	70,962	149,124
Globe Telecom, Inc.	2,300	89,086
GT Capital Holdings, Inc.	767	8,249
International Container Terminal Services, Inc.	23,670	59,007

See accompanying notes to financial statements.
68

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
JG Summit Holdings, Inc.	12,814	$ 15,774
Jollibee Foods Corp.	2,240	8,164
Manila Electric Co.	15,730	88,150
Megaworld Corp.	58,000	4,278
Metro Pacific Investments Corp.	114,200	8,800
Metropolitan Bank & Trust Co.	39,966	36,559
PLDT, Inc.	631	15,873
SM Investments Corp.	1,215	24,031
SM Prime Holdings, Inc.	18,200	13,124
Universal Robina Corp.	16,460	45,103
		780,342
POLAND — 0.6%
Bank Polska Kasa Opieki SA (c)	2,219	39,713
CD Projekt SA (c)	2,084	100,609
Cyfrowy Polsat SA	5,170	38,729
Dino Polska SA (c)(d)	1,377	90,939
KGHM Polska Miedz SA (c)	795	38,320
LPP SA (c)	11	22,649
Orange Polska SA (c)	6,011	10,031
PGE Polska Grupa Energetyczna SA (c)	18,554	31,964
Polski Koncern Naftowy ORLEN SA	3,155	50,739
Polskie Gornictwo Naftowe i Gazownictwo SA	9,845	15,004
Powszechna Kasa Oszczednosci Bank Polski SA (c)	6,630	54,992
Powszechny Zaklad Ubezpieczen SA (c)	2,577	22,270
Santander Bank Polska SA (c)	180	9,972
		525,931
QATAR — 1.0%
Barwa Real Estate Co.	69,117	61,676
Commercial Bank PQSC	30,259	40,298
Industries Qatar QSC	5,390	17,690
Masraf Al Rayan QSC	153,896	181,328
Mesaieed Petrochemical Holding Co.	9,494	4,850
Ooredoo QSC	8,949	17,377
Qatar Electricity & Water Co. QSC	27,383	127,702
Qatar Fuel QSC	6,532	30,767
Qatar Islamic Bank SAQ	30,308	137,015
Qatar National Bank QPSC	46,853	231,498
		850,201
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,374	8,674
RUSSIA — 3.1%
Alrosa PJSC (c)	78,210	110,130
Gazprom PJSC ADR	93,703	558,845
Inter Rao Use PJSC (c)	471,671	31,934
LUKOIL PJSC ADR	4,033	326,108
Security Description	Shares	Value
Magnit PJSC GDR	2,950	$ 44,220
MMC Norilsk Nickel PJSC ADR	1,885	58,774
Mobile TeleSystems PJSC ADR	2,793	23,294
Moscow Exchange MICEX (c)	5,004	11,529
Novatek PJSC GDR	349	68,927
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	985	31,402
Novolipetskiy Steel PJSC (c)	7,324	23,375
PhosAgro PJSC GDR	1,408	24,527
Polymetal International PLC	9,281	181,767
Polyus PJSC (c)	89	16,429
Rosneft Oil Co. PJSC GDR	12,333	93,262
Rosneft Oil Co. PJSC	5,544	42,065
Sberbank of Russia PJSC ADR (f)	13,883	213,868
Sberbank of Russia PJSC ADR (f)	6,842	105,435
Severstal PAO GDR	6,780	136,820
Surgutneftegas PJSC ADR	25,674	139,923
Surgutneftegas PJSC ADR	10,846	48,699
Tatneft PJSC ADR (f)	7,011	332,602
Tatneft PJSC ADR (b)(f)	1,551	72,633
VTB Bank PJSC GDR	9,051	9,866
VTB Bank PJSC	17,049,040	9,616
X5 Retail Group NV GDR	972	31,337
		2,747,387
SAUDI ARABIA — 5.1%
Abdullah Al Othaim Markets Co.	4,182	140,946
Advanced Petrochemical Co.	5,857	114,004
Al Rajhi Bank	52,877	1,392,984
Alinma Bank (c)	39,309	192,856
Almarai Co. JSC	894	12,395
Arab National Bank	3,514	19,564
Bank AlBilad	6,962	65,343
Bank Al-Jazira	8,302	34,665
Banque Saudi Fransi	3,225	28,678
Bupa Arabia for Cooperative Insurance Co. (c)	4,631	147,682
Co. for Cooperative Insurance (c)	2,866	59,989
Dar Al Arkan Real Estate Development Co. (c)	1,586	3,891
Dr Sulaiman Al Habib Medical Services Group Co.	638	21,094
Emaar Economic City (c)	5,204	14,847
Etihad Etisalat Co. (c)	20,083	158,237
Jarir Marketing Co.	7,855	381,189
Mobile Telecommunications Co. (c)	13,213	52,846
National Commercial Bank	6,251	88,505
National Industrialization Co. (c)	1,195	4,830
Rabigh Refining & Petrochemical Co. (c)	860	3,875

See accompanying notes to financial statements.
69

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Riyad Bank	6,483	$ 38,790
SABIC Agri-Nutrients Co.	10,642	279,216
Sahara International Petrochemical Co.	927	5,463
Samba Financial Group (c)	6,151	63,144
Saudi Airlines Catering Co. (c)	5,250	106,389
Saudi Arabian Mining Co. (c)	439	6,672
Saudi Arabian Oil Co. (d)	4,689	45,010
Saudi Basic Industries Corp.	9,302	291,184
Saudi British Bank	4,804	33,752
Saudi Electricity Co.	15,853	99,335
Saudi Kayan Petrochemical Co. (c)	1,738	7,387
Saudi Telecom Co.	15,579	526,722
Savola Group	2,598	27,224
Yanbu National Petrochemical Co.	3,023	55,778
		4,524,486
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	3,300	31,962
SOUTH AFRICA — 1.8%
Absa Group, Ltd.	6,867	58,638
Anglo American Platinum, Ltd. (b)	47	6,850
Aspen Pharmacare Holdings, Ltd. (c)	1,622	15,857
Bid Corp., Ltd. (c)	1,167	22,604
Bidvest Group, Ltd.	1,882	21,717
Capitec Bank Holdings, Ltd. (c)	2,032	195,386
Clicks Group, Ltd.	9,512	154,859
Discovery, Ltd. (c)	1,197	10,747
Exxaro Resources, Ltd.	1,325	15,601
FirstRand, Ltd. (b)	19,335	67,591
Gold Fields, Ltd.	2,169	20,199
Growthpoint Properties, Ltd. REIT	9,861	8,815
Harmony Gold Mining Co., Ltd. (c)	1,617	6,855
Impala Platinum Holdings, Ltd. (b)	1,261	23,376
Kumba Iron Ore, Ltd.	2,228	91,813
Mr. Price Group, Ltd.	8,895	116,628
MTN Group, Ltd.	9,599	56,458
MultiChoice Group, Ltd.	439	3,834
Naspers, Ltd. Class N	666	159,290
Nedbank Group, Ltd.	3,605	34,179
Old Mutual, Ltd.	39,769	34,015
Rand Merchant Investment Holdings, Ltd.	2,263	4,694
Remgro, Ltd.	2,713	19,108
Sanlam, Ltd. (b)	8,404	33,881
Sasol, Ltd. (c)	6,197	88,845
Shoprite Holdings, Ltd. (b)	3,891	41,402
Sibanye Stillwater, Ltd. (b)	1,736	7,642
SPAR Group, Ltd.	7,539	96,949
Standard Bank Group, Ltd.	9,195	78,106
Security Description	Shares	Value
Tiger Brands, Ltd.	2,099	$ 29,958
Vodacom Group, Ltd.	6,527	55,810
Woolworths Holdings, Ltd. (c)	5,634	18,867
		1,600,574
SOUTH KOREA — 10.2%
Amorepacific Corp.	91	20,785
AMOREPACIFIC Group	102	5,849
BGF retail Co., Ltd.	400	55,843
Celltrion Healthcare Co., Ltd. (c)	110	13,218
Celltrion, Inc. (c)	171	49,030
Cheil Worldwide, Inc.	803	15,077
CJ CheilJedang Corp.	132	47,936
CJ Corp.	330	27,409
CJ ENM Co., Ltd.	20	2,515
CJ Logistics Corp. (c)	340	54,977
Coway Co., Ltd.	2,100	121,537
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	357	8,927
DB Insurance Co., Ltd.	1,049	43,842
Doosan Bobcat, Inc. (c)	176	6,547
Doosan Heavy Industries & Construction Co., Ltd. (c)	498	5,720
E-MART, Inc.	389	58,775
Fila Holdings Corp.	136	5,185
GS Engineering & Construction Corp.	488	18,541
GS Holdings Corp.	662	22,871
GS Retail Co., Ltd.	590	19,888
Hana Financial Group, Inc.	5,386	203,685
Hankook Tire & Technology Co., Ltd.	600	26,004
Hanmi Pharm Co., Ltd.	7	1,958
Hanon Systems	4,440	69,243
Hanwha Corp.	1,624	45,703
Hanwha Solutions Corp. (c)	654	28,951
Hotel Shilla Co., Ltd.	72	5,528
Hyundai Engineering & Construction Co., Ltd.	655	25,494
Hyundai Glovis Co., Ltd.	138	22,863
Hyundai Heavy Industries Holdings Co., Ltd.	124	31,938
Hyundai Marine & Fire Insurance Co., Ltd.	2,553	55,267
Hyundai Mobis Co., Ltd.	564	145,516
Hyundai Motor Co.	1,085	208,995
Hyundai Motor Co. Preference Shares	658	56,977
Hyundai Motor Co. Preference Shares	292	25,801
Hyundai Motor Co. GDR (c)	336	15,120
Hyundai Steel Co.	1,643	69,756
Industrial Bank of Korea	3,778	30,578
Kakao Corp.	76	33,442
Kangwon Land, Inc. (c)	2,081	46,520
KB Financial Group, Inc.	1,091	54,176

See accompanying notes to financial statements.
70

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc. ADR (c)	4,692	$ 231,926
Kia Motors Corp.	2,764	202,461
KMW Co., Ltd. (c)	449	25,668
Korea Aerospace Industries, Ltd.	194	6,300
Korea Electric Power Corp. ADR (b)	8,160	83,722
Korea Electric Power Corp.	2,245	45,922
Korea Gas Corp. (c)	914	27,216
Korea Investment Holdings Co., Ltd.	232	17,547
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	234	27,602
Korea Zinc Co., Ltd.	25	9,024
Korean Air Lines Co., Ltd. (c)	820	19,708
KT&G Corp.	3,247	233,537
Kumho Petrochemical Co., Ltd.	152	35,591
LG Chem, Ltd.	136	96,735
LG Chem, Ltd. Preference Shares	7	2,375
LG Corp.	748	59,747
LG Display Co., Ltd. ADR (b)(c)	4,336	43,317
LG Display Co., Ltd. (c)	1,987	39,942
LG Electronics, Inc.	1,115	147,780
LG Household & Health Care, Ltd.	289	400,910
LG Household & Health Care, Ltd. Preference Shares	77	46,605
LG Innotek Co., Ltd.	137	24,876
LG Uplus Corp.	2,564	27,753
Lotte Chemical Corp.	187	49,734
Lotte Corp.	787	23,643
Lotte Shopping Co., Ltd.	291	32,398
Meritz Securities Co., Ltd.	1,894	7,715
Mirae Asset Daewoo Co., Ltd.	3,928	34,221
NAVER Corp.	688	229,181
NCSoft Corp.	241	185,901
Netmarble Corp. (d)	330	37,614
NH Investment & Securities Co., Ltd.	768	7,906
Orion Corp/Republic of Korea	39	4,514
Ottogi Corp.	4	2,015
Pan Ocean Co., Ltd.	1,378	7,513
Pearl Abyss Corp. (c)	350	95,282
POSCO ADR	3,741	270,100
POSCO	125	35,344
S-1 Corp.	1,367	98,683
Samsung Biologics Co., Ltd. (c)(d)	74	48,908
Samsung C&T Corp.	490	53,903
Samsung Card Co., Ltd.	125	3,805
Samsung Electro-Mechanics Co., Ltd.	228	37,773
Samsung Electronics Co., Ltd. Preference Shares	1,310	84,497
Samsung Electronics Co., Ltd.	28,406	2,043,073
Security Description	Shares	Value
Samsung Engineering Co., Ltd. (c)	505	$ 6,247
Samsung Fire & Marine Insurance Co., Ltd.	331	55,569
Samsung Heavy Industries Co., Ltd. (c)	1,948	13,374
Samsung Life Insurance Co., Ltd.	601	41,474
Samsung SDI Co., Ltd.	119	69,397
Samsung SDS Co., Ltd.	704	120,366
Samsung Securities Co., Ltd.	421	14,675
Seegene, Inc.	602	69,203
Shinhan Financial Group Co., Ltd.	1,164	38,517
Shinhan Financial Group Co., Ltd. ADR (b)(c)	5,340	179,104
Shinsegae, Inc.	57	14,152
SK Holdings Co., Ltd.	714	177,909
SK Hynix, Inc.	4,594	537,844
SK Innovation Co., Ltd. (c)	544	105,267
SK Telecom Co., Ltd. ADR	10,811	294,384
SK Telecom Co., Ltd.	140	34,018
S-Oil Corp. (c)	279	20,018
Woori Financial Group, Inc.	9,081	81,041
Yuhan Corp.	1,634	90,958
		9,021,491
TAIWAN — 14.4%
Accton Technology Corp.	18,000	174,114
Acer, Inc.	30,258	33,351
Advantech Co., Ltd.	17,838	221,311
ASE Technology Holding Co., Ltd.	21,124	79,586
Asia Cement Corp.	29,200	48,917
Asustek Computer, Inc.	21,000	274,156
AU Optronics Corp. (c)	239,000	176,320
Catcher Technology Co., Ltd.	8,000	59,300
Cathay Financial Holding Co., Ltd.	72,770	122,291
Chailease Holding Co., Ltd.	7,259	50,118
Chang Hwa Commercial Bank, Ltd.	33,895	20,848
Cheng Shin Rubber Industry Co., Ltd.	20,000	33,785
Chicony Electronics Co., Ltd.	57,822	205,689
China Development Financial Holding Corp.	198,000	72,863
China Life Insurance Co., Ltd.	21,997	19,852
China Steel Corp.	77,440	70,294
Chunghwa Telecom Co., Ltd.	117,540	459,318
Compal Electronics, Inc.	193,000	180,601
CTBC Financial Holding Co., Ltd.	129,900	100,613
Delta Electronics, Inc.	7,623	76,943
E.Sun Financial Holding Co., Ltd.	178,601	163,372
Eclat Textile Co., Ltd.	7,379	124,134

See accompanying notes to financial statements.
71

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd. (c)	14,565	$ 23,226
Far Eastern New Century Corp.	21,560	22,820
Far EasTone Telecommunications Co., Ltd.	131,449	295,303
Feng TAY Enterprise Co., Ltd.	18,176	124,218
First Financial Holding Co., Ltd.	494,675	384,880
Formosa Chemicals & Fibre Corp.	31,000	95,174
Formosa Petrochemical Corp.	31,000	105,169
Formosa Plastics Corp.	31,000	109,733
Foxconn Technology Co., Ltd.	14,892	37,892
Fubon Financial Holding Co., Ltd.	60,000	119,441
Giant Manufacturing Co., Ltd.	1,000	12,056
Globalwafers Co., Ltd.	10,000	262,854
Hiwin Technologies Corp.	1,183	16,688
Hon Hai Precision Industry Co., Ltd.	127,730	555,095
Hotai Motor Co., Ltd.	1,000	20,608
Hua Nan Financial Holdings Co., Ltd.	361,349	236,188
Innolux Corp.	125,751	92,992
Inventec Corp.	31,000	29,334
Largan Precision Co., Ltd.	4,000	450,005
Lite-On Technology Corp.	48,952	107,741
MediaTek, Inc.	2,877	97,705
Mega Financial Holding Co., Ltd.	105,657	118,125
Micro-Star International Co., Ltd.	21,000	128,062
Nan Ya Plastics Corp.	28,000	78,309
Nanya Technology Corp.	9,000	28,988
Nien Made Enterprise Co., Ltd.	7,000	97,641
Novatek Microelectronics Corp.	22,000	443,346
Pegatron Corp.	28,000	72,716
Phison Electronics Corp.	4,000	68,482
Pou Chen Corp.	31,000	35,853
Powertech Technology, Inc.	16,000	59,160
President Chain Store Corp.	28,000	266,919
Quanta Computer, Inc.	30,000	103,039
Realtek Semiconductor Corp.	18,000	311,639
Ruentex Development Co., Ltd.	18,397	31,916
Shanghai Commercial & Savings Bank, Ltd.	31,387	46,146
Shin Kong Financial Holding Co., Ltd.	126,958	40,713
SinoPac Financial Holdings Co., Ltd.	81,152	36,547
Synnex Technology International Corp.	86,900	165,985
Taishin Financial Holding Co., Ltd.	73,605	34,567
Taiwan Business Bank	227,446	79,395
Taiwan Cement Corp.	31,474	51,624
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	549,617	$ 407,402
Taiwan High Speed Rail Corp.	58,000	63,930
Taiwan Mobile Co., Ltd.	118,542	407,978
Taiwan Semiconductor Manufacturing Co., Ltd.	131,495	2,705,203
Uni-President Enterprises Corp.	31,164	79,731
United Microelectronics Corp.	76,000	133,712
Vanguard International Semiconductor Corp.	31,000	117,338
Walsin Technology Corp.	2,000	17,489
Win Semiconductors Corp.	12,000	164,441
Winbond Electronics Corp.	30,000	31,017
Wistron Corp.	63,535	74,595
WPG Holdings, Ltd.	81,280	139,013
Yageo Corp.	1,198	23,219
Yuanta Financial Holding Co., Ltd.	47,404	37,381
Zhen Ding Technology Holding, Ltd.	8,000	33,785
		12,702,304
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	799	17,415
THAILAND — 3.0%
Advanced Info Service PCL	87,616	486,444
Airports of Thailand PCL	24,000	52,992
Airports of Thailand PCL NVDR	96,970	214,110
Bangkok Bank PCL	2,300	9,274
Bangkok Bank PCL NVDR	3,500	14,112
Bangkok Commercial Asset Management PCL	11,880	8,250
Bangkok Dusit Medical Services PCL Class F	242,592	167,680
Bangkok Expressway & Metro PCL	445,333	124,693
Berli Jucker PCL NVDR	3,200	4,019
BTS Group Holdings PCL	451,873	139,538
Bumrungrad Hospital PCL	29,095	126,621
Central Pattana PCL	12,568	23,427
Central Retail Corp. PCL NVDR (c)	10,163	12,114
Central Retail Corp. PCL (c)	634	756
Charoen Pokphand Foods PCL	27,886	26,324
CP ALL PCL (c)	127,261	282,010
Electricity Generating PCL	2,309	13,706
Energy Absolute PCL	900	1,786
Energy Absolute PCL NVDR	2,700	5,357
Home Product Center PCL	340,974	161,485
Indorama Ventures PCL	1,400	1,994
Indorama Ventures PCL NVDR	7,800	11,107
Intouch Holdings PCL Class F	130,900	242,950
Kasikornbank PCL	7,100	33,171
Kasikornbank PCL NVDR	15,400	71,456
Krung Thai Bank PCL	173,409	67,699

See accompanying notes to financial statements.
72

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Land & Houses PCL	23,400	$ 6,402
Minor International PCL (c)	2,800	2,912
Minor International PCL NVDR (c)	4,796	4,988
Osotspa PCL	12,300	13,874
PTT Exploration & Production PCL	7,628	27,827
PTT Global Chemical PCL	26,203	52,616
PTT PCL	67,460	88,508
Ratch Group PCL	3,100	5,084
Siam Cement PCL	2,824	36,057
Siam Cement PCL NVDR	3,500	44,688
Siam Commercial Bank PCL	9,100	32,469
Thai Oil PCL	10,388	20,194
Thai Union Group PCL NVDR	52,800	24,837
Thai Union Group PCL Class F	12,800	6,021
Total Access Communication PCL	3,000	3,144
True Corp. PCL	47,800	5,201
		2,677,897
TURKEY — 0.6%
Akbank T.A.S.	37,404	21,196
Aselsan Elektronik Sanayi Ve Ticaret A/S	17,169	31,014
BIM Birlesik Magazalar A/S	30,614	261,151
Eregli Demir ve Celik Fabrikalari TAS	7,307	13,473
Ford Otomotiv Sanayi A/S	2,112	49,328
Haci Omer Sabanci Holding A/S	10,380	10,786
KOC Holding A/S	7,435	17,437
Turk Hava Yollari AO (c)	4,313	6,644
Turkcell Iletisim Hizmetleri A/S	14,383	26,016
Turkiye Garanti Bankasi A/S (c)	23,949	19,359
Turkiye Is Bankasi A/S Class C (c)	23,558	13,720
Turkiye Petrol Rafinerileri AS (c)	1,368	14,876
Yapi ve Kredi Bankasi A/S (c)	24,836	6,602
		491,602
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	16,874	28,436
Aldar Properties PJSC	32,075	32,834
Dubai Islamic Bank PJSC	34,473	42,702
Emaar Malls PJSC (c)	13,603	6,259
Emaar Properties PJSC (c)	32,691	31,506
Emirates NBD Bank PJSC	16,045	50,234
Emirates Telecommunications Group Co. PJSC	105,493	621,502
First Abu Dhabi Bank PJSC	75,712	300,939
		1,114,412
Security Description	Shares	Value
UNITED STATES — 0.0% (a)
JBS SA	5,850	$ 31,391
TOTAL COMMON STOCKS (Cost $68,309,652)		87,801,096

RIGHTS — 0.0% (a)
CHILE — 0.0% (a)
Sociedad Quimica y Minera de Chile SA (expiring 4/19/21) (c) (Cost: $0)	33	103
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Minor International PCL (expiring 12/31/21) (c) (Cost: $0)	4,110	136
SHORT-TERM INVESTMENTS — 1.0%
State Street Navigator Securities Lending Portfolio II (i) (j)	852,016	852,016
TOTAL SHORT-TERM INVESTMENTS (Cost $852,016)		852,016
TOTAL INVESTMENTS — 100.7% (Cost $69,161,668)		88,653,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(574,092)
NET ASSETS — 100.0%		$ 88,079,259
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of this security is $0, representing 0.0% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
73

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,572,432	$2,228,664	$ 0(a)	$87,801,096
Rights	103	—	—	103
Warrants	136	—	—	136
Short-Term Investments	852,016	—	—	852,016
TOTAL INVESTMENTS	$86,424,687	$2,228,664	$ 0	$88,653,351
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	21.2%
Financials	20.6
Consumer Staples	12.2
Consumer Discretionary	10.9
Communication Services	9.7
Materials	6.4
Health Care	4.9
Energy	4.8
Industrials	4.8
Utilities	2.8
Real Estate	1.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	569,594	$ 569,708	$ 7,791,280	$ 8,361,124	$79	$57	—	$ —	$ 142
State Street Navigator Securities Lending Portfolio II	1,006,930	1,006,930	10,731,077	10,885,991	—	—	852,016	852,016	4,674
Total		$1,576,638	$18,522,357	$ 19,247,115	$79	$57		$852,016	$4,816
See accompanying notes to financial statements.
74

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.0%
AGL Energy, Ltd.	968	$ 7,115
APA Group Stapled Security	582	4,442
Aristocrat Leisure, Ltd.	379	9,916
ASX, Ltd.	179	9,687
AusNet Services	3,242	4,531
Australia & New Zealand Banking Group, Ltd.	2,161	46,382
BHP Group PLC	965	27,886
BHP Group, Ltd. (a)	842	29,051
BlueScope Steel, Ltd.	852	12,557
Brambles, Ltd.	609	4,907
CIMIC Group, Ltd. (a)(b)	236	3,162
Cochlear, Ltd.	57	9,159
Coles Group, Ltd.	900	10,975
Commonwealth Bank of Australia	776	50,889
CSL, Ltd.	527	106,228
Dexus REIT	216	1,604
Fortescue Metals Group, Ltd.	1,962	29,872
Glencore PLC (b)	14,840	58,199
Goodman Group REIT	156	2,153
GPT Group REIT	324	1,135
Insurance Australia Group, Ltd.	226	806
Macquarie Group, Ltd.	75	8,730
Magellan Financial Group, Ltd.	241	8,291
Medibank Pvt, Ltd.	4,107	8,759
Mirvac Group REIT	3,584	6,824
National Australia Bank, Ltd.	2,417	47,864
Newcrest Mining, Ltd.	1,652	30,726
Origin Energy, Ltd.	873	3,118
QBE Insurance Group, Ltd.	686	5,026
REA Group, Ltd.	94	10,148
Rio Tinto PLC	1,621	124,125
Rio Tinto, Ltd.	389	32,813
Santos, Ltd.	1,127	6,094
Scentre Group REIT	748	1,607
Sonic Healthcare, Ltd.	595	15,902
South32, Ltd.	5,744	12,294
Stockland REIT	581	1,947
Sydney Airport Stapled Security (b)	1,171	5,521
Telstra Corp., Ltd.	2,958	7,660
Transurban Group Stapled Security	1,224	12,418
Washington H Soul Pattinson & Co., Ltd. (a)	215	5,171
Wesfarmers, Ltd.	2,030	81,436
Westpac Banking Corp.	2,396	44,546
Woodside Petroleum, Ltd.	758	13,856
Woolworths Group, Ltd.	2,336	72,717
		998,249
AUSTRIA — 0.1%
Erste Group Bank AG (b)	196	6,662
OMV AG	317	16,118
Security Description	Shares	Value
Raiffeisen Bank International AG (b)	400	$ 8,805
Voestalpine AG	25	1,038
		32,623
BELGIUM — 0.3%
Ageas SA/NV	71	4,302
Anheuser-Busch InBev SA	310	19,583
Elia Group SA	41	4,525
Etablissements Franz Colruyt NV	465	27,796
Groupe Bruxelles Lambert SA	60	6,224
KBC Group NV (b)	199	14,501
Proximus SADP	764	16,666
Solvay SA	50	6,241
UCB SA	383	36,515
Umicore SA	104	5,528
		141,881
BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	299	47,915
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp.	516	19,706
Yara International ASA	25	1,303
		21,009
CANADA — 3.6%
Agnico Eagle Mines, Ltd.	1,613	93,237
Alimentation Couche-Tard, Inc. Class B	1,004	32,368
AltaGas, Ltd. (a)	310	5,165
Atco, Ltd. Class I	160	5,311
Bank of Montreal	459	40,910
Bank of Nova Scotia	827	51,731
Barrick Gold Corp.	6,998	138,807
BCE, Inc.	1,133	51,140
Brookfield Asset Management, Inc. Class A	455	20,237
Cameco Corp. (a)	340	5,638
Canadian Imperial Bank of Commerce (a)	319	31,231
Canadian National Railway Co.	558	64,748
Canadian Natural Resources, Ltd.	694	21,452
Canadian Pacific Railway, Ltd.	101	38,573
Canadian Utilities, Ltd. Class A (a)	180	4,832
Cenovus Energy, Inc.	1,457	10,943
CGI, Inc. (b)	793	66,047
CI Financial Corp. (a)	253	3,654
Constellation Software, Inc.	35	48,873
Dollarama, Inc.	410	18,111
Emera, Inc.	160	7,120
Empire Co., Ltd. Class A	334	10,412
Enbridge, Inc.	1,203	43,819
Fairfax Financial Holdings, Ltd.	35	15,276
Fortis, Inc.	256	11,107

See accompanying notes to financial statements.
75

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Franco-Nevada Corp.	1,203	$ 150,742
George Weston, Ltd.	130	11,510
Great-West Lifeco, Inc.	358	9,525
Hydro One, Ltd. (d)	200	4,658
iA Financial Corp., Inc.	125	6,796
Intact Financial Corp.	914	111,991
Keyera Corp. (a)	250	5,196
Kinross Gold Corp.	498	3,316
Kirkland Lake Gold, Ltd.	554	18,707
Loblaw Cos., Ltd.	369	20,610
Magna International, Inc.	340	29,941
Manulife Financial Corp.	863	18,560
Metro, Inc.	316	14,414
National Bank of Canada	125	8,490
Nutrien, Ltd. (a)	251	13,520
Open Text Corp. (a)	278	13,254
Parkland Corp. (a)	150	4,507
Pembina Pipeline Corp. (a)	386	11,148
Power Corp. of Canada (a)	450	11,826
Quebecor, Inc. Class B	180	4,832
Restaurant Brands International, Inc.	14	910
RioCan Real Estate Investment Trust	398	6,162
Rogers Communications, Inc. Class B	1,014	46,753
Royal Bank of Canada	694	63,980
Saputo, Inc.	19	571
Shaw Communications, Inc. Class B	1,030	26,782
Sun Life Financial, Inc.	100	5,053
Suncor Energy, Inc.	1,072	22,406
TC Energy Corp. (a)	445	20,397
Teck Resources, Ltd. Class B (b)	463	8,867
TELUS Corp.	2,748	54,726
Thomson Reuters Corp.	478	41,869
Toronto-Dominion Bank	1,813	118,227
		1,730,988
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	3,000	10,477
Prosus NV	121	13,481
Wilmar International, Ltd.	1,500	6,051
		30,009
DENMARK — 1.4%
AP Moller - Maersk A/S Class A	8	17,459
Carlsberg AS Class B	130	20,022
Chr. Hansen Holding A/S (b)	106	9,655
Coloplast A/S Class B	866	130,531
Danske Bank A/S	1,042	19,546
DSV Panalpina A/S	68	13,373
Genmab A/S (b)	74	24,406
GN Store Nord A/S	32	2,525
Novo Nordisk A/S Class B	4,645	315,456
Novozymes A/S Class B	200	12,841
Orsted A/S (d)	55	8,905
Security Description	Shares	Value
Pandora A/S (b)	144	$ 15,465
Tryg A/S (a)	1,432	33,854
Vestas Wind Systems A/S	224	46,089
		670,127
FINLAND — 0.5%
Elisa Oyj	871	52,351
Fortum Oyj	380	10,165
Kone Oyj Class B	490	40,117
Neste Oyj	660	35,108
Nokia Oyj (b)(e)	799	3,197
Nokia Oyj (b)(e)	7,582	30,619
Nordea Bank Abp	1,682	16,596
Orion Oyj Class B (a)	141	5,662
Sampo Oyj Class A	307	13,881
Stora Enso Oyj Class R	323	6,038
UPM-Kymmene Oyj	122	4,392
Wartsila OYJ Abp (a)	229	2,404
		220,530
FRANCE — 2.3%
Air Liquide SA	115	18,828
Airbus SE (b)	127	14,410
Arkema SA	15	1,822
Atos SE (b)	45	3,518
AXA SA	1,689	45,429
BNP Paribas SA (b)	1,609	98,108
Bollore SA	1,138	5,508
Bouygues SA	169	6,791
Capgemini SE	44	7,504
Carrefour SA	533	9,675
Cie de Saint-Gobain (b)	345	20,404
Cie Generale des Etablissements Michelin SCA	109	16,353
CNP Assurances (b)	403	7,678
Credit Agricole SA (b)	1,874	27,190
Danone SA	96	6,601
Dassault Aviation SA (b)	4	4,461
Dassault Systemes SE	14	3,001
Eiffage SA (b)	59	5,919
Electricite de France SA (b)	628	8,444
Engie SA (b)	1,265	17,997
EssilorLuxottica SA	55	8,975
Eurazeo SE (b)	115	8,772
Faurecia SE (b)	121	6,461
Faurecia SE (b)	33	1,757
Gecina SA REIT	35	4,829
Getlink SE (b)	588	9,039
Hermes International	101	112,058
Iliad SA	9	1,715
Ipsen SA	44	3,783
Kering SA	24	16,603
Legrand SA	19	1,771
L'Oreal SA	266	102,167
LVMH Moet Hennessy Louis Vuitton SE	66	44,067
Natixis SA (b)	3,190	15,304

See accompanying notes to financial statements.
76

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Orange SA	6,582	$ 81,265
Pernod Ricard SA	76	14,296
Publicis Groupe SA	120	7,340
Renault SA (b)	747	32,423
Safran SA (b)	64	8,729
Sanofi	383	37,924
Sartorius Stedim Biotech	40	16,511
Schneider Electric SE	160	24,493
SCOR SE (b)	184	6,293
Societe Generale SA (b)	2,203	57,778
Sodexo SA (b)	7	673
Suez SA	109	2,314
Thales SA	88	8,762
TOTAL SE	1,918	89,662
Unibail-Rodamco-Westfield REIT (b)	229	18,393
Valeo SA	192	6,537
Veolia Environnement SA	379	9,737
Vinci SA	180	18,481
Vivendi SE	203	6,680
Worldline SA (b)(d)	16	1,343
		1,116,576
GERMANY — 2.5%
Adidas AG (b)	55	17,208
Allianz SE	239	60,969
Aroundtown SA	902	6,435
BASF SE	467	38,882
Bayer AG	378	23,972
Bayerische Motoren Werke AG	405	42,111
Bayerische Motoren Werke AG Preference Shares	69	5,502
Bechtle AG	21	3,947
Beiersdorf AG	135	14,296
Brenntag SE	110	9,412
Commerzbank AG (b)	2,782	17,094
Continental AG (b)	102	13,510
Covestro AG (d)	114	7,683
Daimler AG	1,087	97,107
Deutsche Bank AG (b)	1,768	21,170
Deutsche Boerse AG	177	29,478
Deutsche Lufthansa AG (b)	679	9,022
Deutsche Post AG	530	29,102
Deutsche Telekom AG	11,855	239,233
E.ON SE	943	10,999
Fresenius Medical Care AG & Co. KGaA	60	4,423
Fresenius SE & Co. KGaA	178	7,945
Fuchs Petrolub SE Preference Shares	56	2,688
Hannover Rueck SE	65	11,902
HeidelbergCement AG	75	6,828
HelloFresh SE (b)	160	11,960
Henkel AG & Co. KGaA Preference Shares	156	17,576
Henkel AG & Co. KGaA	59	5,856
Infineon Technologies AG	485	20,609
Security Description	Shares	Value
Knorr-Bremse AG	91	$ 11,382
LANXESS AG	14	1,034
Merck KGaA	43	7,368
MTU Aero Engines AG	47	11,086
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	124	38,271
Nemetschek SE	62	3,964
Porsche Automobil Holding SE Preference Shares	114	12,115
RWE AG	301	11,823
SAP SE	1,100	134,997
Siemens AG	303	49,856
Siemens Energy AG (b)	134	4,821
Siemens Healthineers AG (d)	288	15,638
Telefonica Deutschland Holding AG	8,496	24,963
Uniper SE	206	7,476
United Internet AG	115	4,622
Volkswagen AG	24	8,722
Volkswagen AG Preference Shares	245	68,704
Vonovia SE	142	9,296
		1,213,057
HONG KONG — 1.6%
AIA Group, Ltd.	3,000	36,388
Bank of East Asia, Ltd.	763	1,625
CK Asset Holdings, Ltd.	1,270	7,710
CK Infrastructure Holdings, Ltd.	1,500	8,914
CLP Holdings, Ltd.	4,500	43,701
Hang Lung Properties, Ltd.	2,000	5,196
Hang Seng Bank, Ltd.	4,200	81,305
Henderson Land Development Co., Ltd.	310	1,392
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	15,831	15,720
HKT Trust & HKT, Ltd. Stapled Security	30,540	43,525
Hong Kong & China Gas Co., Ltd.	13,836	21,890
Hong Kong Exchanges & Clearing, Ltd.	871	51,244
Hongkong Land Holdings, Ltd.	300	1,473
Jardine Matheson Holdings, Ltd.	1,600	104,624
Jardine Strategic Holdings, Ltd.	1,300	42,926
Link REIT	7,987	72,736
MTR Corp., Ltd.	10,665	60,428
New World Development Co., Ltd.	2,330	12,048
PCCW, Ltd.	37,271	20,998
Power Assets Holdings, Ltd.	5,500	32,472
Sino Land Co., Ltd.	6,000	8,350
Sun Hung Kai Properties, Ltd.	2,000	30,304
Swire Pacific, Ltd. Class A	1,000	7,499
Swire Properties, Ltd.	1,400	4,331

See accompanying notes to financial statements.
77

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Techtronic Industries Co., Ltd.	1,500	$ 25,661
WH Group, Ltd. (d)	4,500	3,647
Wharf Real Estate Investment Co., Ltd.	3,000	16,805
Xinyi Glass Holdings, Ltd.	2,000	6,534
		769,446
IRELAND — 0.2%
CRH PLC	170	7,986
Flutter Entertainment PLC (b)	20	4,309
Kerry Group PLC Class A	555	69,599
Kingspan Group PLC	215	18,269
Smurfit Kappa Group PLC	154	7,269
		107,432
ISRAEL — 0.3%
Azrieli Group, Ltd.	191	11,805
Bank Hapoalim BM (b)	984	7,666
Bank Leumi Le-Israel BM (b)	2,272	14,989
Check Point Software Technologies, Ltd. (b)	309	34,599
Elbit Systems, Ltd.	46	6,520
ICL Group, Ltd.	1,016	5,963
Israel Discount Bank, Ltd. Class A (b)	1,737	7,235
Mizrahi Tefahot Bank, Ltd. (b)	730	19,076
Nice, Ltd. (b)	95	20,568
Teva Pharmaceutical Industries, Ltd. (b)	889	10,128
		138,549
ITALY — 0.7%
Assicurazioni Generali SpA (b)	1,538	30,838
DiaSorin SpA	175	28,137
Enel SpA	3,562	35,555
Eni SpA	2,112	26,049
Ferrari NV	160	33,538
FinecoBank Banca Fineco SpA (b)	715	11,727
Infrastrutture Wireless Italiane SpA (d)	2,099	23,436
Intesa Sanpaolo SpA (b)	20,569	55,856
Mediobanca Banca di Credito Finanziario SpA (b)	987	10,969
Moncler SpA (b)	225	12,923
Poste Italiane SpA (d)	328	4,179
Prysmian SpA	35	1,140
Recordati Industria Chimica e Farmaceutica SpA	466	25,123
Telecom Italia SpA (e)	20,821	11,286
Telecom Italia SpA (e)	8,410	4,847
UniCredit SpA (b)	4,200	44,490
		360,093
JAPAN — 9.7%
ABC-Mart, Inc.	300	16,941
Advantest Corp.	200	17,520
Aeon Co., Ltd. (a)	800	23,884
Security Description	Shares	Value
AGC, Inc.	300	$ 12,570
Air Water, Inc.	300	5,267
Aisin Seiki Co., Ltd.	100	3,801
Ajinomoto Co., Inc.	800	16,402
Alfresa Holdings Corp.	400	7,721
ANA Holdings, Inc. (b)	700	16,293
Asahi Group Holdings, Ltd.	200	8,443
Asahi Intecc Co., Ltd.	200	5,520
Asahi Kasei Corp.	1,000	11,534
Astellas Pharma, Inc.	2,600	40,047
Bandai Namco Holdings, Inc.	300	21,429
Bank of Kyoto, Ltd.	100	6,163
Bridgestone Corp.	500	20,249
Brother Industries, Ltd.	200	4,433
Calbee, Inc. (a)	200	5,108
Canon, Inc.	4,800	108,706
Capcom Co., Ltd.	200	6,507
Central Japan Railway Co.	200	29,955
Chiba Bank, Ltd.	1,400	9,186
Chubu Electric Power Co., Inc.	500	6,448
Chugai Pharmaceutical Co., Ltd.	2,700	109,686
Chugoku Electric Power Co., Inc. (a)	900	11,069
Coca-Cola Bottlers Japan Holdings, Inc.	300	5,237
Concordia Financial Group, Ltd. (a)	2,600	10,565
Dai Nippon Printing Co., Ltd.	200	4,197
Daifuku Co., Ltd.	100	9,810
Dai-ichi Life Holdings, Inc.	1,100	18,934
Daiichi Sankyo Co., Ltd.	300	8,756
Daikin Industries, Ltd.	100	20,199
Daito Trust Construction Co., Ltd.	100	11,611
Daiwa House Industry Co., Ltd.	400	11,732
Daiwa House REIT Investment Corp.	8	21,509
Denso Corp.	400	26,595
Dentsu Group, Inc.	100	3,213
East Japan Railway Co.	600	42,565
Eisai Co., Ltd.	300	20,142
ENEOS HoldingS, Inc.	6,000	27,236
Fuji Electric Co., Ltd.	100	4,172
FUJIFILM Holdings Corp.	1,000	59,466
Fujitsu, Ltd.	100	14,480
Fukuoka Financial Group, Inc.	500	9,498
Hamamatsu Photonics KK	900	53,267
Hankyu Hanshin Holdings, Inc.	300	9,624
Hino Motors, Ltd.	300	2,585
Hisamitsu Pharmaceutical Co., Inc.	100	6,525
Hitachi Metals, Ltd. (b)	100	1,649
Hitachi, Ltd.	700	31,700
Honda Motor Co., Ltd.	1,700	51,062
Hoya Corp.	400	47,077
Idemitsu Kosan Co., Ltd. (a)	800	20,662
Iida Group Holdings Co., Ltd.	200	4,843

See accompanying notes to financial statements.
78

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Inpex Corp.	2,300	$ 15,736
ITOCHU Corp. (a)	1,100	35,708
Japan Airlines Co., Ltd. (b)	600	13,412
Japan Exchange Group, Inc.	900	21,136
Japan Metropolitan Fund Invest REIT	2	2,047
Japan Post Bank Co., Ltd. (a)	2,900	27,924
Japan Post Holdings Co., Ltd. (b)	9,500	84,829
Japan Post Insurance Co., Ltd.	500	10,290
Japan Real Estate Investment Corp. REIT	1	5,909
Japan Tobacco, Inc.	1,900	36,538
JFE Holdings, Inc.	1,200	14,802
Kajima Corp.	200	2,843
Kakaku.com, Inc.	200	5,466
Kansai Electric Power Co., Inc.	1,700	18,431
Kao Corp.	500	33,090
KDDI Corp.	4,400	135,186
Keihan Holdings Co., Ltd.	600	24,977
Keikyu Corp.	200	3,024
Keio Corp.	500	33,665
Keyence Corp.	100	45,493
Kintetsu Group Holdings Co., Ltd. (b)	1,000	38,190
Kirin Holdings Co., Ltd.	200	3,838
Koei Tecmo Holdings Co., Ltd.	130	5,841
Koito Manufacturing Co., Ltd.	100	6,715
Komatsu, Ltd.	200	6,188
Kubota Corp.	500	11,400
Kuraray Co., Ltd.	400	4,572
Kyocera Corp.	100	6,357
Kyushu Electric Power Co., Inc.	400	3,953
Kyushu Railway Co.	757	17,634
Lasertec Corp.	100	13,140
Lawson, Inc.	400	19,656
Lion Corp.	300	5,862
Lixil Corp.	400	11,131
M3, Inc.	400	27,406
Marubeni Corp.	2,700	22,499
Mazda Motor Corp. (b)	900	7,347
McDonald's Holdings Co. Japan, Ltd.	300	13,846
Medipal Holdings Corp.	400	7,689
MEIJI Holdings Co., Ltd. (a)	400	25,774
Mitsubishi Chemical Holdings Corp.	800	6,008
Mitsubishi Corp.	1,900	53,819
Mitsubishi Electric Corp.	1,000	15,262
Mitsubishi Estate Co., Ltd.	100	1,749
Mitsubishi Gas Chemical Co., Inc.	100	2,456
Mitsubishi Heavy Industries, Ltd.	500	15,606
Mitsubishi UFJ Financial Group, Inc.	22,400	119,946
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	900	5,441
Security Description	Shares	Value
Mitsui & Co., Ltd.	1,500	$ 31,249
Mitsui Chemicals, Inc.	300	9,489
Mitsui Fudosan Co., Ltd.	600	13,648
Mizuho Financial Group, Inc. (a)	6,640	96,085
MonotaRO Co., Ltd.	1,000	27,095
MS&AD Insurance Group Holdings, Inc.	600	17,642
Murata Manufacturing Co., Ltd.	100	8,002
Nagoya Railroad Co., Ltd. (b)	1,400	33,359
NEC Corp.	1,700	100,308
NH Foods, Ltd.	100	4,294
Nidec Corp.	100	12,158
Nihon M&A Center, Inc.	200	5,417
Nintendo Co., Ltd.	100	55,937
Nippon Building Fund, Inc. REIT	2	11,783
Nippon Express Co., Ltd.	100	7,457
Nippon Paint Holdings Co., Ltd.	1,500	21,652
Nippon Prologis REIT, Inc.	13	41,824
Nippon Steel Corp.	1,600	27,316
Nippon Telegraph & Telephone Corp.	5,800	149,173
Nippon Yusen KK	400	13,665
Nissan Chemical Corp.	100	5,348
Nissan Motor Co., Ltd. (b)	6,600	36,787
Nitori Holdings Co., Ltd.	300	58,167
Nitto Denko Corp.	100	8,561
Nomura Holdings, Inc.	2,100	11,049
Nomura Real Estate Holdings, Inc.	200	4,824
Nomura Real Estate Master Fund, Inc. REIT	4	6,024
Nomura Research Institute, Ltd.	300	9,299
NSK, Ltd.	500	5,136
NTT Data Corp.	2,000	31,005
Obayashi Corp.	900	8,267
Obic Co., Ltd. (a)	200	36,615
Odakyu Electric Railway Co., Ltd.	900	24,638
Oji Holdings Corp.	1,900	12,311
Olympus Corp.	100	2,073
Omron Corp.	100	7,819
Ono Pharmaceutical Co., Ltd.	100	2,615
Oracle Corp.	300	29,321
Oriental Land Co., Ltd.	500	75,226
ORIX Corp.	1,100	18,595
Osaka Gas Co., Ltd.	500	9,760
Otsuka Corp.	100	4,688
Otsuka Holdings Co., Ltd.	200	8,483
Pan Pacific International Holdings Corp.	1,200	28,355
Panasonic Corp.	2,400	30,918
PeptiDream, Inc. (b)	200	9,158
Pigeon Corp.	100	3,801
Rakuten, Inc.	900	10,743
Recruit Holdings Co., Ltd.	1,198	58,556
Resona Holdings, Inc.	3,200	13,460
Ricoh Co., Ltd.	200	2,034

See accompanying notes to financial statements.
79

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Rinnai Corp.	100	$ 11,213
Ryohin Keikaku Co., Ltd.	200	4,738
Santen Pharmaceutical Co., Ltd.	700	9,648
SBI Holdings, Inc.	100	2,715
Secom Co., Ltd.	900	75,852
Seibu Holdings, Inc. (b)	200	2,208
Seiko Epson Corp.	100	1,629
Sekisui Chemical Co., Ltd.	100	1,923
Sekisui House, Ltd.	200	4,297
Seven & i Holdings Co., Ltd.	800	32,311
SG Holdings Co., Ltd.	600	13,776
Shimadzu Corp.	200	7,249
Shimamura Co., Ltd.	100	11,557
Shimano, Inc.	100	23,869
Shimizu Corp.	300	2,433
Shin-Etsu Chemical Co., Ltd.	100	16,842
Shinsei Bank, Ltd.	300	4,857
Shionogi & Co., Ltd. (a)	400	21,546
Shizuoka Bank, Ltd.	300	2,362
Softbank Corp. (a)	8,700	113,257
SoftBank Group Corp.	500	42,217
Sompo Holdings, Inc. (a)	400	15,356
Sony Corp.	600	62,959
Square Enix Holdings Co., Ltd.	100	5,566
Subaru Corp. (a)	300	5,984
Sumitomo Chemical Co., Ltd.	2,600	13,482
Sumitomo Corp.	800	11,417
Sumitomo Dainippon Pharma Co., Ltd. (a)	300	5,232
Sumitomo Electric Industries, Ltd.	500	7,502
Sumitomo Metal Mining Co., Ltd.	100	4,325
Sumitomo Mitsui Financial Group, Inc.	1,800	65,272
Sumitomo Mitsui Trust Holdings, Inc.	400	13,969
Sumitomo Realty & Development Co., Ltd.	100	3,535
Sundrug Co., Ltd.	100	3,665
Suntory Beverage & Food, Ltd.	700	26,068
Suzuken Co., Ltd.	100	3,914
Suzuki Motor Corp.	300	13,643
Sysmex Corp.	400	43,167
T&D Holdings, Inc.	1,000	12,905
Taiheiyo Cement Corp.	100	2,634
Taisei Corp.	200	7,729
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,462
Takeda Pharmaceutical Co., Ltd.	1,068	38,516
TDK Corp.	100	13,873
Teijin, Ltd.	300	5,177
Terumo Corp.	100	3,619
TIS, Inc.	200	4,780
Tobu Railway Co., Ltd.	900	24,239
Toho Co., Ltd.	500	20,317
Toho Gas Co., Ltd.	200	12,362
Tohoku Electric Power Co., Inc.	1,500	14,186
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	700	$ 33,353
Tokyo Electric Power Co. Holdings, Inc. (b)	6,000	20,036
Tokyo Electron, Ltd.	200	84,688
Tokyo Gas Co., Ltd.	300	6,686
Tokyu Corp.	100	1,334
Tokyu Fudosan Holdings Corp.	1,100	6,520
Toppan Printing Co., Ltd.	400	6,769
Toray Industries, Inc.	1,400	9,027
Toshiba Corp.	200	6,769
Toyo Suisan Kaisha, Ltd.	500	21,041
Toyota Industries Corp.	100	8,923
Toyota Motor Corp.	1,600	124,757
Toyota Tsusho Corp.	300	12,611
Trend Micro, Inc.	200	10,027
USS Co., Ltd.	400	7,833
Welcia Holdings Co., Ltd.	300	10,317
West Japan Railway Co.	600	33,312
Yakult Honsha Co., Ltd.	100	5,068
Yamada Holdings Co., Ltd.	5,300	28,634
Yamaha Motor Co., Ltd.	200	4,907
Yamato Holdings Co., Ltd.	200	5,493
Yamazaki Baking Co., Ltd.	800	12,952
Z Holdings Corp.	1,100	5,481
ZOZO, Inc.	100	2,959
		4,742,664
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	204	6,406
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	1,418	41,048
SES SA	109	868
Tenaris SA	857	9,681
		51,597
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (b)	2,000	18,008
Sands China, Ltd. (b)	1,600	7,995
		26,003
NETHERLANDS — 1.7%
ABN AMRO Bank NV (b)(d)	1,229	14,964
Adyen NV (b)(d)	13	29,083
Aegon NV	3,560	16,945
Akzo Nobel NV	20	2,240
ASML Holding NV	455	276,472
EXOR NV	214	18,094
Heineken Holding NV	6	535
Heineken NV	64	6,591
ING Groep NV	5,322	65,252
Koninklijke Ahold Delhaize NV	2,630	73,412
Koninklijke DSM NV	50	8,480
Koninklijke KPN NV	6,830	23,231
Koninklijke Philips NV (b)	240	13,730
Koninklijke Vopak NV	225	11,226
NN Group NV	176	8,624

See accompanying notes to financial statements.
80

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
NXP Semiconductors NV	85	$ 17,114
Randstad NV (a)	142	10,010
Royal Dutch Shell PLC Class A	6,679	130,282
Royal Dutch Shell PLC Class B	2,850	52,494
Wolters Kluwer NV	358	31,186
		809,965
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)(b)	744	4,492
Auckland International Airport, Ltd. (b)	1,128	6,194
Fisher & Paykel Healthcare Corp., Ltd.	645	14,500
Ryman Healthcare, Ltd.	27	289
Spark New Zealand, Ltd.	6,249	19,607
		45,082
NORWAY — 0.2%
DNB ASA	788	16,801
Equinor ASA	47	921
Gjensidige Forsikring ASA	454	10,669
Norsk Hydro ASA	426	2,733
Orkla ASA	1,168	11,471
Telenor ASA	3,576	63,046
		105,641
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	629	3,600
Jeronimo Martins SGPS SA	450	7,590
		11,190
RUSSIA — 0.0% (c)
Evraz PLC	1,457	11,619
SINGAPORE — 0.5%
CapitaLand Integrated Commercial Trust REIT	10,068	16,261
CapitaLand, Ltd.	3,000	8,395
DBS Group Holdings, Ltd.	1,306	27,984
Keppel Corp., Ltd.	2,500	9,899
Oversea-Chinese Banking Corp., Ltd.	1,682	14,709
Singapore Airlines, Ltd. (b)	5,450	22,512
Singapore Exchange, Ltd.	5,600	41,554
Singapore Technologies Engineering, Ltd.	5,100	14,766
Singapore Telecommunications, Ltd.	48,542	88,153
United Overseas Bank, Ltd.	200	3,845
UOL Group, Ltd.	1,200	7,056
Venture Corp., Ltd.	400	5,972
		261,106
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	655	25,688
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	275	9,134
Aena SME SA (b)(d)	4	650
Security Description	Shares	Value
Amadeus IT Group SA (b)	201	$ 14,264
Banco Bilbao Vizcaya Argentaria SA	10,536	54,807
Banco Santander SA (b)	23,626	80,443
CaixaBank SA	5,546	17,202
Endesa SA	330	8,750
Ferrovial SA	161	4,206
Grifols SA	160	4,199
Iberdrola SA	1,827	23,588
Industria de Diseno Textil SA	1,175	38,805
Red Electrica Corp. SA	297	5,271
Repsol SA	2,169	26,920
Telefonica SA	6,003	26,930
		315,169
SWEDEN — 0.8%
Assa Abloy AB Class B	18	518
Atlas Copco AB Class A	938	57,208
Atlas Copco AB Class B	547	28,523
Boliden AB (a)	330	12,267
Electrolux AB Class B	5	139
Epiroc AB Class A	938	21,286
Epiroc AB Class B	220	4,592
Essity AB Class B	77	2,437
Evolution Gaming Group AB (d)	131	19,328
H & M Hennes & Mauritz AB Class B (a)(b)	488	11,015
Industrivarden AB Class C (b)	294	10,335
Investor AB Class B (b)	383	30,600
Lundin Energy AB	171	5,383
Sandvik AB (b)	1,230	33,670
Skandinaviska Enskilda Banken AB Class A (a)	305	3,725
Skanska AB Class B (a)	376	9,447
SKF AB Class B (a)	319	9,084
Svenska Handelsbanken AB Class A	1,331	14,485
Swedbank AB Class A	977	17,251
Tele2 AB Class B	359	4,852
Telefonaktiebolaget LM Ericsson Class B	3,819	50,628
Telia Co. AB	3,398	14,748
Volvo AB Class B (a)(b)	674	17,081
		378,602
SWITZERLAND — 4.9%
ABB, Ltd.	244	7,404
Adecco Group AG	192	12,983
Alcon, Inc. (b)	180	12,657
Baloise Holding AG	14	2,392
Chocoladefabriken Lindt & Spruengli AG	6	52,595
Cie Financiere Richemont SA	109	10,509
Coca-Cola HBC AG	283	9,020
Credit Suisse Group AG	1,475	15,519
EMS-Chemie Holding AG	47	42,149
Geberit AG	56	35,796

See accompanying notes to financial statements.
81

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Givaudan SA	22	$ 85,134
Julius Baer Group, Ltd.	65	4,174
Kuehne + Nagel International AG	278	79,665
LafargeHolcim, Ltd.	299	17,645
Logitech International SA	192	20,225
Lonza Group AG	15	8,422
Nestle SA	5,346	598,361
Novartis AG	3,561	305,607
Partners Group Holding AG	55	70,536
Roche Holding AG	1,689	548,165
Schindler Holding AG (e)	50	14,748
Schindler Holding AG (e)	115	33,089
SGS SA	9	25,638
Sika AG	31	8,893
Sonova Holding AG (b)	164	43,634
STMicroelectronics NV	130	4,964
Straumann Holding AG	1	1,253
Swatch Group AG	10	2,889
Swiss Life Holding AG	39	19,252
Swiss Prime Site AG	429	39,725
Swiss Re AG	267	26,372
Swisscom AG (a)	178	95,889
Temenos AG	16	2,313
UBS Group AG	2,631	40,912
Vifor Pharma AG	34	4,648
Zurich Insurance Group AG	141	60,436
		2,363,613
UNITED KINGDOM — 3.8%
3i Group PLC	997	15,867
Admiral Group PLC	893	38,207
Amcor PLC	1,178	13,808
Ashtead Group PLC	389	23,223
AstraZeneca PLC	348	34,795
Auto Trader Group PLC (b)(d)	736	5,630
Aviva PLC	2,606	14,677
BAE Systems PLC	4,981	34,705
Barclays PLC	23,315	59,806
Barratt Developments PLC (b)	1,093	11,262
Berkeley Group Holdings PLC	104	6,370
BP PLC	29,299	119,109
British American Tobacco PLC ADR (a)(e)	761	29,481
British American Tobacco PLC (e)	602	23,040
British Land Co. PLC REIT	523	3,643
BT Group PLC (b)	9,345	19,959
Bunzl PLC	394	12,628
Burberry Group PLC (b)	383	10,032
CK Hutchison Holdings, Ltd.	3,500	27,889
CNH Industrial NV (b)	842	13,058
Coca-Cola European Partners PLC	115	5,998
Compass Group PLC (b)	2,171	43,777
Croda International PLC	230	20,144
DCC PLC	8	694
Diageo PLC	2,491	102,744
Security Description	Shares	Value
Direct Line Insurance Group PLC	1,256	$ 5,429
Experian PLC	675	23,255
GlaxoSmithKline PLC	9,059	160,983
Halma PLC	294	9,630
Hargreaves Lansdown PLC	458	9,741
HSBC Holdings PLC	23,314	136,128
Imperial Brands PLC	1,563	32,175
Intertek Group PLC	201	15,536
J Sainsbury PLC	4,223	14,129
JD Sports Fashion PLC (b)	408	4,642
Johnson Matthey PLC	169	7,025
Kingfisher PLC (b)	2,033	8,928
Land Securities Group PLC REIT	534	5,084
Legal & General Group PLC	4,466	17,197
Liberty Global PLC Class C (b)	334	8,530
Linde PLC	60	16,808
Lloyds Banking Group PLC (b)	83,065	48,747
London Stock Exchange Group PLC	280	26,810
M&G PLC	3,450	9,872
Melrose Industries PLC (b)	3,738	8,608
Mondi PLC	312	7,964
National Grid PLC	1,086	12,946
Natwest Group PLC	5,443	14,738
Next PLC (b)	66	7,163
Pearson PLC	848	9,028
Persimmon PLC	305	12,372
Prudential PLC	987	20,978
Reckitt Benckiser Group PLC	780	69,929
RELX PLC	2,017	50,620
Rolls-Royce Holdings PLC (b)	6,461	9,387
Sage Group PLC	705	5,961
Severn Trent PLC	139	4,422
Smith & Nephew PLC	518	9,848
Spirax-Sarco Engineering PLC	94	14,785
SSE PLC	492	9,877
St James's Place PLC	749	13,166
Standard Chartered PLC	3,909	26,939
Taylor Wimpey PLC (b)	3,337	8,308
Tesco PLC	5,357	16,914
Unilever PLC	3,062	171,352
United Utilities Group PLC	598	7,638
Vodafone Group PLC	32,318	58,804
Whitbread PLC (b)	156	7,374
Wm Morrison Supermarkets PLC	302	760
WPP PLC	459	5,830
		1,836,906
UNITED STATES — 61.4%
3M Co.	717	138,152
A.O. Smith Corp.	251	16,970
Abbott Laboratories	261	31,278
AbbVie, Inc.	2,838	307,128
Accenture PLC Class A	1,132	312,715
Activision Blizzard, Inc.	979	91,047

See accompanying notes to financial statements.
82

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Adobe, Inc. (b)	769	$ 365,560
Advance Auto Parts, Inc.	34	6,239
AES Corp.	250	6,703
Aflac, Inc.	674	34,495
Agilent Technologies, Inc.	205	26,064
AGNC Investment Corp. REIT	449	7,525
Air Products & Chemicals, Inc.	220	61,895
Akamai Technologies, Inc. (b)	384	39,130
Albemarle Corp.	20	2,922
Alexion Pharmaceuticals, Inc. (b)	34	5,199
Alleghany Corp. (b)	29	18,162
Allegion PLC	126	15,828
Alliant Energy Corp.	125	6,770
Allstate Corp.	1,048	120,415
Ally Financial, Inc.	425	19,214
Alphabet, Inc. Class A (b)	204	420,754
Alphabet, Inc. Class C (b)	310	641,275
Altria Group, Inc.	787	40,263
Amazon.com, Inc. (b)	25	77,352
Ameren Corp.	483	39,297
American Electric Power Co., Inc.	784	66,405
American Express Co.	201	28,429
American Financial Group, Inc.	123	14,034
American International Group, Inc.	570	26,340
American Tower Corp. REIT	235	56,179
American Water Works Co., Inc.	184	27,585
Ameriprise Financial, Inc.	185	43,003
AmerisourceBergen Corp.	234	27,628
Amgen, Inc.	754	187,603
Amphenol Corp. Class A	1,648	108,719
Analog Devices, Inc.	166	25,743
Annaly Capital Management, Inc. REIT	452	3,887
Anthem, Inc.	185	66,406
Aon PLC Class A	570	131,163
Apple, Inc.	8,114	991,125
Applied Materials, Inc.	917	122,511
Aptiv PLC (b)	128	17,651
Aramark	90	3,400
Arch Capital Group, Ltd. (b)	402	15,425
Archer-Daniels-Midland Co.	318	18,126
Arista Networks, Inc. (b)	71	21,434
Arrow Electronics, Inc. (b)	119	13,188
Arthur J Gallagher & Co.	251	31,317
AT&T, Inc.	6,894	208,681
Athene Holding, Ltd. Class A (b)	210	10,584
Atmos Energy Corp.	60	5,931
Autodesk, Inc. (b)	170	47,115
Automatic Data Processing, Inc.	968	182,439
AutoZone, Inc. (b)	45	63,193
AvalonBay Communities, Inc. REIT	59	10,886
Avery Dennison Corp.	125	22,956
Baker Hughes Co.	689	14,889
Security Description	Shares	Value
Ball Corp.	50	$ 4,237
Bank of America Corp.	6,398	247,539
Bank of New York Mellon Corp.	468	22,132
Bausch Health Cos., Inc. (b)	251	7,962
Baxter International, Inc.	619	52,206
Becton Dickinson and Co.	139	33,798
Berkshire Hathaway, Inc. Class B (b)	860	219,704
Best Buy Co., Inc.	395	45,350
Biogen, Inc. (b)	283	79,169
Bio-Rad Laboratories, Inc. Class A (b)	30	17,135
Black Knight, Inc. (b)	1,002	74,138
BlackRock, Inc.	145	109,324
Blackstone Group, Inc. Class A	66	4,919
Boeing Co. (b)	129	32,859
Booking Holdings, Inc. (b)	54	125,811
Booz Allen Hamilton Holding Corp.	550	44,291
BorgWarner, Inc.	214	9,921
Boston Scientific Corp. (b)	230	8,890
Bristol-Myers Squibb Co.	512	32,323
Broadcom, Inc.	59	27,356
Broadridge Financial Solutions, Inc.	508	77,775
Brown & Brown, Inc.	1,168	53,389
Brown-Forman Corp. Class B	389	26,829
Bunge, Ltd.	74	5,866
Burlington Stores, Inc. (b)	25	7,470
C.H. Robinson Worldwide, Inc.	992	94,667
Cabot Oil & Gas Corp.	60	1,127
Cadence Design Systems, Inc. (b)	378	51,782
Camden Property Trust REIT	60	6,595
Campbell Soup Co.	570	28,654
Capital One Financial Corp.	364	46,312
Cardinal Health, Inc.	400	24,300
CarMax, Inc. (b)	25	3,317
Carnival Corp. (b)	659	17,490
Carrier Global Corp.	961	40,573
Caterpillar, Inc.	176	40,809
Cboe Global Markets, Inc.	334	32,962
CBRE Group, Inc. Class A (b)	373	29,508
Celanese Corp.	144	21,573
Centene Corp. (b)	251	16,041
CenterPoint Energy, Inc.	70	1,586
Cerner Corp.	39	2,803
CF Industries Holdings, Inc.	90	4,084
Charles Schwab Corp.	480	31,286
Charter Communications, Inc. Class A (b)	51	31,468
Cheniere Energy, Inc. (b)	330	23,763
Chevron Corp.	1,143	119,775
Chubb, Ltd.	313	49,445
Church & Dwight Co., Inc.	924	80,711
Cigna Corp.	175	42,304
Cincinnati Financial Corp.	134	13,814

See accompanying notes to financial statements.
83

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cintas Corp.	124	$ 42,322
Cisco Systems, Inc.	7,377	381,465
Citigroup, Inc.	2,581	187,768
Citizens Financial Group, Inc.	519	22,914
Citrix Systems, Inc.	749	105,130
Clorox Co.	495	95,476
CME Group, Inc.	348	71,072
CMS Energy Corp.	293	17,937
Coca-Cola Co.	4,451	234,612
Cognex Corp.	101	8,382
Cognizant Technology Solutions Corp. Class A	997	77,886
Colgate-Palmolive Co.	578	45,564
Comcast Corp. Class A	2,360	127,700
Conagra Brands, Inc.	81	3,046
ConocoPhillips	986	52,228
Consolidated Edison, Inc.	2,121	158,651
Constellation Brands, Inc. Class A	16	3,648
Cooper Cos., Inc.	40	15,364
Copart, Inc. (b)	251	27,261
Corning, Inc.	329	14,315
Corteva, Inc.	409	19,068
Costco Wholesale Corp.	519	182,937
Crown Castle International Corp. REIT	484	83,311
CSX Corp.	200	19,284
Cummins, Inc.	159	41,198
CVS Health Corp.	919	69,136
D.R. Horton, Inc.	369	32,885
Danaher Corp.	384	86,431
Darden Restaurants, Inc.	81	11,502
DaVita, Inc. (b)	94	10,130
Deere & Co.	95	35,543
Dell Technologies, Inc. Class C (b)	89	7,845
Delta Air Lines, Inc. (b)	240	11,587
Devon Energy Corp.	310	6,774
Digital Realty Trust, Inc. REIT	30	4,225
Discover Financial Services	184	17,478
Discovery, Inc. Class A (a)(b)	334	14,516
Discovery, Inc. Class C (b)	135	4,980
DISH Network Corp. Class A (b)	115	4,163
Dollar General Corp.	684	138,592
Dollar Tree, Inc. (b)	225	25,753
Dominion Energy, Inc.	1,343	102,014
Domino's Pizza, Inc.	40	14,712
Dover Corp.	75	10,285
Dow, Inc.	339	21,676
DTE Energy Co.	176	23,433
Duke Energy Corp.	1,349	130,219
Duke Realty Corp. REIT	378	15,850
DuPont de Nemours, Inc.	287	22,179
Eastman Chemical Co.	25	2,753
Eaton Corp. PLC	150	20,742
eBay, Inc.	183	11,207
Security Description	Shares	Value
Ecolab, Inc.	279	$ 59,726
Edison International	110	6,446
Edwards Lifesciences Corp. (b)	630	52,693
Elanco Animal Health, Inc. (b)	100	2,945
Electronic Arts, Inc.	1,040	140,785
Eli Lilly & Co.	845	157,863
Emerson Electric Co.	790	71,274
Entergy Corp.	158	15,716
EOG Resources, Inc.	375	27,199
Equitable Holdings, Inc.	330	10,765
Equity LifeStyle Properties, Inc. REIT	96	6,109
Equity Residential REIT	280	20,056
Erie Indemnity Co. Class A	166	36,671
Essex Property Trust, Inc. REIT	45	12,233
Estee Lauder Cos., Inc. Class A	190	55,261
Everest Re Group, Ltd.	146	36,180
Evergy, Inc.	514	30,598
Eversource Energy	333	28,834
Exact Sciences Corp. (b)	10	1,318
Exelon Corp.	545	23,838
Expedia Group, Inc. (b)	10	1,721
Expeditors International of Washington, Inc.	225	24,230
Extra Space Storage, Inc. REIT	459	60,840
Exxon Mobil Corp.	3,749	209,307
F5 Networks, Inc. (b)	226	47,148
Facebook, Inc. Class A (b)	2,284	672,707
FactSet Research Systems, Inc.	56	17,281
Fair Isaac Corp. (b)	16	7,777
Fastenal Co.	829	41,682
FedEx Corp.	99	28,120
Ferguson PLC	318	38,030
Fidelity National Financial, Inc.	464	18,866
Fidelity National Information Services, Inc.	603	84,788
Fifth Third Bancorp	647	24,230
First Republic Bank	34	5,670
FirstEnergy Corp.	109	3,781
Fiserv, Inc. (b)	719	85,590
FleetCor Technologies, Inc. (b)	19	5,104
Ford Motor Co. (b)	5,455	66,824
Fortinet, Inc. (b)	144	26,556
Fortive Corp.	1	71
Fox Corp. Class A	35	1,264
Fox Corp. Class B	160	5,589
Franklin Resources, Inc.	158	4,677
Freeport-McMoRan, Inc. (b)	719	23,677
Garmin, Ltd.	125	16,481
General Dynamics Corp.	299	54,286
General Electric Co.	3,346	43,933
General Mills, Inc.	445	27,287
General Motors Co. (b)	1,536	88,259
Genuine Parts Co.	125	14,449
Gilead Sciences, Inc.	2,902	187,556
Global Payments, Inc.	20	4,032

See accompanying notes to financial statements.
84

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Goldman Sachs Group, Inc.	190	$ 62,130
Halliburton Co.	848	18,198
Hartford Financial Services Group, Inc.	349	23,310
Hasbro, Inc.	49	4,710
HCA Healthcare, Inc.	104	19,587
Healthpeak Properties, Inc. REIT	314	9,966
HEICO Corp.	96	12,077
Henry Schein, Inc. (b)	299	20,703
Hershey Co.	828	130,956
Hess Corp.	75	5,307
Hewlett Packard Enterprise Co.	1,058	16,653
Home Depot, Inc.	398	121,489
Honeywell International, Inc.	852	184,944
Hormel Foods Corp.	2,157	103,061
Host Hotels & Resorts, Inc. REIT (b)	304	5,122
Howmet Aerospace, Inc. (b)	95	3,052
HP, Inc.	524	16,637
Humana, Inc.	105	44,021
Huntington Bancshares, Inc.	637	10,014
Huntington Ingalls Industries, Inc.	64	13,174
IDEX Corp.	125	26,165
Illinois Tool Works, Inc.	268	59,367
Illumina, Inc. (b)	129	49,544
Incyte Corp. (b)	334	27,144
Intel Corp.	6,395	409,280
Intercontinental Exchange, Inc.	519	57,962
International Business Machines Corp.	707	94,215
International Flavors & Fragrances, Inc.	73	10,192
International Paper Co.	241	13,031
Interpublic Group of Cos., Inc.	99	2,891
Intuit, Inc.	303	116,067
Intuitive Surgical, Inc. (b)	114	84,239
Invesco, Ltd.	750	18,915
J.M. Smucker Co.	344	43,526
Jack Henry & Associates, Inc.	530	80,412
Jazz Pharmaceuticals PLC (b)	30	4,931
JB Hunt Transport Services, Inc.	49	8,235
Johnson & Johnson	4,211	692,078
Johnson Controls International PLC	313	18,677
JPMorgan Chase & Co.	1,906	290,150
Juniper Networks, Inc.	998	25,279
Kellogg Co.	1,098	69,503
KeyCorp.	757	15,125
Keysight Technologies, Inc. (b)	828	118,735
Kimberly-Clark Corp.	903	125,562
Kinder Morgan, Inc.	859	14,302
KKR & Co., Inc.	150	7,328
KLA Corp.	216	71,366
Kraft Heinz Co.	438	17,520
Kroger Co.	3,359	120,890
L3Harris Technologies, Inc.	325	65,871
Security Description	Shares	Value
Lam Research Corp.	189	$ 112,500
Lamb Weston Holdings, Inc.	74	5,734
Las Vegas Sands Corp. (b)	155	9,418
Lear Corp.	85	15,406
Lennar Corp. Class A	125	12,654
Liberty Broadband Corp. Class A (b)	40	5,806
Liberty Broadband Corp. Class C (b)	59	8,859
Liberty Media Corp.-Liberty SiriusXM Class C (b)	44	1,941
Lincoln National Corp.	145	9,029
LKQ Corp. (b)	131	5,545
Lockheed Martin Corp.	161	59,489
Loews Corp.	169	8,666
Lowe's Cos., Inc.	166	31,570
Lululemon Athletica, Inc. (b)	136	41,713
Lumen Technologies, Inc.	1,453	19,398
LyondellBasell Industries NV Class A	389	40,475
M&T Bank Corp.	115	17,435
Marathon Petroleum Corp.	640	34,234
Markel Corp. (b)	31	35,328
MarketAxess Holdings, Inc.	50	24,896
Marsh & McLennan Cos., Inc.	839	102,190
Martin Marietta Materials, Inc.	10	3,358
Masimo Corp. (b)	110	25,263
Mastercard, Inc. Class A	1,128	401,624
Maxim Integrated Products, Inc.	278	25,401
McCormick & Co., Inc.	770	68,653
McDonald's Corp.	854	191,416
McKesson Corp.	206	40,178
Medtronic PLC	845	99,820
Merck & Co., Inc.	5,321	410,196
MetLife, Inc.	358	21,763
MGM Resorts International	94	3,571
Micron Technology, Inc. (b)	714	62,982
Microsoft Corp.	4,376	1,031,730
Mohawk Industries, Inc. (b)	50	9,616
Molina Healthcare, Inc. (b)	10	2,338
Molson Coors Beverage Co. Class B (b)	190	9,718
Mondelez International, Inc. Class A	645	37,752
Monolithic Power Systems, Inc.	10	3,532
Monster Beverage Corp. (b)	458	41,719
Moody's Corp.	19	5,674
Morgan Stanley	760	59,022
Mosaic Co.	484	15,299
Motorola Solutions, Inc.	674	126,746
NetApp, Inc.	124	9,011
Netflix, Inc. (b)	36	18,780
Newell Brands, Inc.	165	4,419
Newmont Corp.	3,169	190,996
NextEra Energy, Inc.	3,030	229,098
NIKE, Inc. Class B	1,246	165,581
NiSource, Inc.	251	6,052

See accompanying notes to financial statements.
85

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Norfolk Southern Corp.	94	$ 25,241
Northern Trust Corp.	60	6,307
Northrop Grumman Corp.	40	12,946
Nucor Corp.	134	10,756
NVIDIA Corp.	584	311,815
NVR, Inc. (b)	5	23,555
Occidental Petroleum Corp.	1,112	29,601
Old Dominion Freight Line, Inc.	136	32,696
Omnicom Group, Inc.	248	18,389
ONEOK, Inc.	200	10,132
Oracle Corp.	970	68,065
O'Reilly Automotive, Inc. (b)	99	50,218
Otis Worldwide Corp.	89	6,092
PACCAR, Inc.	110	10,221
Packaging Corp. of America	166	22,324
Palo Alto Networks, Inc. (b)	66	21,256
Parker-Hannifin Corp.	16	5,047
Paychex, Inc.	1,721	168,692
Paycom Software, Inc. (b)	64	23,684
PayPal Holdings, Inc. (b)	965	234,341
Pentair PLC	251	15,642
PepsiCo, Inc.	2,846	402,567
Perrigo Co. PLC	90	3,642
Pfizer, Inc.	8,993	325,816
PG&E Corp. (b)	720	8,431
Philip Morris International, Inc.	350	31,059
Phillips 66	509	41,504
Pinnacle West Capital Corp.	339	27,578
Pioneer Natural Resources Co.	66	10,482
PNC Financial Services Group, Inc.	310	54,377
Pool Corp.	30	10,357
PPG Industries, Inc.	160	24,042
PPL Corp.	278	8,018
Principal Financial Group, Inc.	89	5,336
Procter & Gamble Co.	3,567	483,079
Progressive Corp.	1,314	125,632
Prologis, Inc. REIT	119	12,614
Prudential Financial, Inc.	284	25,872
Public Service Enterprise Group, Inc.	60	3,613
Public Storage REIT	573	141,393
PulteGroup, Inc.	110	5,768
QIAGEN NV (b)	486	23,573
QUALCOMM, Inc.	155	20,551
Quest Diagnostics, Inc.	45	5,775
Raymond James Financial, Inc.	75	9,192
Raytheon Technologies Corp.	589	45,512
Realty Income Corp. REIT	146	9,271
Regeneron Pharmaceuticals, Inc. (b)	444	210,074
Regions Financial Corp.	792	16,363
Reinsurance Group of America, Inc.	50	6,303
Republic Services, Inc.	1,471	146,144
ResMed, Inc.	176	34,148
Security Description	Shares	Value
Robert Half International, Inc.	166	$ 12,960
Rockwell Automation, Inc.	46	12,210
Rollins, Inc.	177	6,092
Ross Stores, Inc.	388	46,525
Royal Caribbean Cruises, Ltd. (b)	161	13,783
salesforce.com, Inc. (b)	40	8,475
Schlumberger NV	658	17,891
Seagate Technology PLC	209	16,041
Seagen, Inc. (b)	120	16,663
SEI Investments Co.	154	9,383
Sempra Energy	105	13,921
Sherwin-Williams Co.	70	51,661
Simon Property Group, Inc. REIT	135	15,359
Sirius XM Holdings, Inc. (a)	1,602	9,756
Skyworks Solutions, Inc.	204	37,430
Snap-on, Inc.	95	21,920
SolarEdge Technologies, Inc. (b)	40	11,498
Southern Co.	2,542	158,011
Southwest Airlines Co. (b)	160	9,770
Stanley Black & Decker, Inc.	34	6,789
Starbucks Corp.	770	84,138
State Street Corp. (f)	206	17,306
Steel Dynamics, Inc.	334	16,954
Stellantis NV	2,707	47,978
Stellantis NV	1,989	35,261
Stryker Corp.	141	34,345
SVB Financial Group (b)	66	32,582
Synchrony Financial	313	12,727
Sysco Corp.	193	15,197
T Rowe Price Group, Inc.	338	58,001
Take-Two Interactive Software, Inc. (b)	494	87,290
Target Corp.	750	148,552
TE Connectivity, Ltd.	178	22,982
Teradyne, Inc.	284	34,557
Tesla, Inc. (b)	10	6,679
Texas Instruments, Inc.	1,561	295,013
Textron, Inc.	80	4,486
Thermo Fisher Scientific, Inc.	66	30,121
TJX Cos., Inc.	771	51,002
T-Mobile US, Inc. (b)	1,344	168,390
Tractor Supply Co.	106	18,770
Trane Technologies PLC	30	4,967
Travelers Cos., Inc.	485	72,944
Truist Financial Corp.	849	49,514
Tyler Technologies, Inc. (b)	250	106,132
Tyson Foods, Inc. Class A	185	13,745
Uber Technologies, Inc. (b)	30	1,635
UDR, Inc. REIT	166	7,281
UGI Corp.	5	205
Ulta Beauty, Inc. (b)	24	7,420
Union Pacific Corp.	792	174,565
United Parcel Service, Inc. Class B	120	20,399
United Rentals, Inc. (b)	34	11,197

See accompanying notes to financial statements.
86

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	1,237	$ 460,251
Universal Health Services, Inc. Class B	89	11,872
US Bancorp	1,007	55,697
Valero Energy Corp.	570	40,812
Varian Medical Systems, Inc. (b)	56	9,886
Veeva Systems, Inc. Class A (b)	130	33,961
Ventas, Inc. REIT	109	5,814
VeriSign, Inc. (b)	159	31,603
Verizon Communications, Inc.	5,265	306,160
Vertex Pharmaceuticals, Inc. (b)	954	205,005
VF Corp.	160	12,787
ViacomCBS, Inc. Class B	293	13,214
Viatris, Inc. (b)	709	9,905
Visa, Inc. Class A	2,885	610,841
Vistra Corp.	280	4,950
Voya Financial, Inc. (a)	70	4,455
Vulcan Materials Co.	10	1,688
W.W. Grainger, Inc.	90	36,084
Walmart, Inc.	2,712	368,371
Walgreens Boots Alliance, Inc.	679	37,277
Walt Disney Co. (b)	698	128,795
Waste Connections, Inc.	714	77,098
Waste Management, Inc.	1,666	214,947
Waters Corp. (b)	36	10,230
WEC Energy Group, Inc.	953	89,191
Wells Fargo & Co.	5,086	198,710
Welltower, Inc. REIT	99	7,091
West Pharmaceutical Services, Inc.	64	18,034
Western Digital Corp.	99	6,608
Western Union Co.	2,618	64,560
Westinghouse Air Brake Technologies Corp.	55	4,354
Westrock Co.	185	9,629
Weyerhaeuser Co. REIT	210	7,476
Whirlpool Corp.	56	12,340
Williams Cos., Inc.	469	11,111
Willis Towers Watson PLC	75	17,166
WP Carey, Inc. REIT	84	5,944
WR Berkley Corp.	179	13,488
Xcel Energy, Inc.	1,808	120,250
Xilinx, Inc.	214	26,515
XPO Logistics, Inc. (b)	50	6,165
Yum! Brands, Inc.	141	15,253
Zimmer Biomet Holdings, Inc.	60	9,605
Zoetis, Inc.	525	82,677
Zoom Video Communications, Inc. Class A (b)	210	67,471
		29,893,068
Security Description	Shares	Value
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	338	$ 6,441
TOTAL COMMON STOCKS (Cost $40,622,422)		48,489,244

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	112,646	112,680
State Street Navigator Securities Lending Portfolio II (f) (i)	378,200	378,200
TOTAL SHORT-TERM INVESTMENTS (Cost $490,876)		490,880
TOTAL INVESTMENTS — 100.6% (Cost $41,113,298)		48,980,124
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(314,616)
NET ASSETS — 100.0%		$ 48,665,508
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
87

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$48,489,244	$—	$—	$48,489,244
Short-Term Investments	490,880	—	—	490,880
TOTAL INVESTMENTS	$48,980,124	$—	$—	$48,980,124
Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	20.1%
Health Care	14.5
Financials	14.2
Consumer Staples	10.3
Communication Services	10.0
Industrials	9.7
Consumer Discretionary	7.6
Materials	4.4
Utilities	3.8
Energy	3.0
Real Estate	2.0
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	266	$ 15,782	$ —	$ 4,229	$(1,357)	$ 7,110	206	$ 17,306	$ 214
State Street Institutional Liquid Reserves Fund, Premier Class	86,709	86,727	740,258	714,324	9	10	112,646	112,680	30
State Street Navigator Securities Lending Portfolio II	443,402	443,402	2,133,293	2,198,495	—	—	378,200	378,200	757
Total		$ 545,911	$2,873,551	$2,917,048	$(1,348)	$7,120		$508,186	$1,001
See accompanying notes to financial statements.
88

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHINA — 52.5%
111, Inc. ADR (a)(b)	354	$ 4,885
21Vianet Group, Inc. ADR (a)	13,045	421,353
360 DigiTech, Inc. ADR	5,770	150,078
360 Security Technology, Inc. Class A	18,200	38,612
3SBio, Inc. (a)(c)	54,000	47,718
500.com, Ltd. Class A, ADR (a)	2,336	49,920
51job, Inc. ADR (a)	3,885	243,201
5I5J Holding Group Co., Ltd. Class A	97,200	54,369
AAC Technologies Holdings, Inc. (b)	92,500	465,805
Addsino Co., Ltd. Class A	36,700	103,368
Advanced Technology & Materials Co., Ltd. Class A (a)	63,600	65,236
AECC Aero-Engine Control Co., Ltd. Class A	45,800	122,088
AECC Aviation Power Co., Ltd. Class A	19,400	134,799
Aerospace CH UAV Co., Ltd.	41,400	132,506
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	47,767	57,514
Agile Group Holdings, Ltd.	449,598	736,757
Agricultural Bank of China, Ltd. Class A	1,017,400	527,215
Agricultural Bank of China, Ltd. Class H	3,603,000	1,441,302
Air China, Ltd. Class H	489,414	423,664
Airtac International Group	12,431	437,849
AK Medical Holdings, Ltd. (b)(c)	10,000	12,734
Akeso, Inc. (a)(c)	43,000	271,569
Alibaba Group Holding, Ltd. ADR (a)	223,419	50,655,790
A-Living Smart City Services Co., Ltd. (c)	32,500	144,222
Alpha Group Class A (a)	40,700	33,745
Aluminum Corp. of China, Ltd. Class H (a)	928,304	382,094
Angang Steel Co., Ltd. Class H	477,616	238,364
Anhui Conch Cement Co., Ltd. Class H	238,750	1,552,369
Anhui Expressway Co., Ltd. Class H	32,000	22,144
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	37,000	175,605
Anhui Gujing Distillery Co., Ltd. Class B	18,700	262,179
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	96,588	85,088
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,500	56,320
Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	90,200	$ 96,232
Anhui Jinhe Industrial Co., Ltd. Class A	22,300	133,911
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	47,200	67,550
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	70,100	75,963
ANTA Sports Products, Ltd.	142,000	2,315,997
Aotecar New Energy Technology Co., Ltd. Class A	333,600	183,548
Apeloa Pharmaceutical Co., Ltd. Class A	41,100	178,214
Ascentage Pharma Group International (a)(c)	12,900	50,359
Autobio Diagnostics Co., Ltd. Class A	12,200	204,201
Autohome, Inc. ADR (b)	7,005	653,450
Avary Holding Shenzhen Co., Ltd. Class A	12,600	68,558
AVIC Electromechanical Systems Co., Ltd. Class A	61,000	90,554
Avic Heavy Machinery Co., Ltd. Class A	40,500	108,577
AVIC Jonhon Optronic Technology Co., Ltd. Class A	11,800	121,575
AVIC Shenyang Aircraft Co., Ltd. Class A	20,200	199,839
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	36,000	133,110
AviChina Industry & Technology Co., Ltd. Class H (b)	584,000	391,364
AVICOPTER PLC Class A	11,800	90,930
Bafang Electric Suzhou Co., Ltd. Class A	1,800	52,564
BAIC Motor Corp., Ltd. Class H (c)	259,000	82,952
Baidu, Inc. ADR (a)(b)	39,393	8,569,947
Bank of Beijing Co., Ltd. Class A	211,300	154,581
Bank of China, Ltd. Class H	12,143,466	4,623,434
Bank of Communications Co., Ltd. Class H	3,313,630	2,109,791
Bank of Jiangsu Co., Ltd. Class A	169,650	167,292
Bank of Nanjing Co., Ltd. Class A	114,700	176,913
Bank of Ningbo Co., Ltd. Class A	60,600	359,100
Bank of Shanghai Co., Ltd. Class A	89,000	119,233
Baoshan Iron & Steel Co., Ltd. Class A	166,300	204,795
Baozun, Inc. ADR (a)(b)	3,286	125,328
BBMG Corp. Class H	300,000	62,512

See accompanying notes to financial statements.
89

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Beibuwan Port Co., Ltd. Class A	49,400	$ 79,959
BeiGene, Ltd. ADR (a)	5,221	1,817,326
Beijing BDStar Navigation Co., Ltd. Class A (a)	18,700	123,124
Beijing Capital International Airport Co., Ltd. Class H	136,000	105,834
Beijing Capital Land, Ltd. Class H	700,000	88,238
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	3,250	7,775
Beijing Easpring Material Technology Co., Ltd. Class A (a)	4,600	33,211
Beijing Enterprises Clean Energy Group, Ltd. (a)	910,400	14,286
Beijing Enterprises Holdings, Ltd.	100,000	353,080
Beijing Enterprises Urban Resources Group, Ltd. (a)	16,000	2,511
Beijing Enterprises Water Group, Ltd.	592,000	224,633
Beijing Jetsen Technology Co., Ltd. Class A (a)	315,200	156,130
Beijing Shiji Information Technology Co., Ltd. Class A	12,200	54,909
Beijing SL Pharmaceutical Co., Ltd. Class A	30,500	43,975
Beijing Tiantan Biological Products Corp., Ltd. Class A	35,756	177,984
Beijing Zuojiang Technology Co., Ltd. Class A	1,000	6,500
Berry Genomics Co., Ltd. Class A (a)	19,600	96,668
BEST, Inc. ADR (a)(b)	17,238	32,407
Bestsun Energy Co., Ltd. Class A	67,500	58,846
Better Life Commercial Chain Share Co., Ltd. Class A	64,400	79,504
BGI Genomics Co., Ltd. Class A	400	7,487
Biem.L.Fdlkk Garment Co., Ltd. Class A	28,460	88,921
Bilibili, Inc. ADR (a)	21,784	2,332,195
Blue Sail Medical Co., Ltd. Class A	34,900	102,500
BOE Technology Group Co., Ltd. Class A	186,600	178,318
BOE Technology Group Co., Ltd. Class B	203,200	97,752
Bosideng International Holdings, Ltd.	254,000	114,349
Brilliance China Automotive Holdings, Ltd.	466,000	437,561
B-Soft Co., Ltd. Class A	166,500	278,380
BTG Hotels Group Co., Ltd. Class A	25,400	105,491
Security Description	Shares	Value
BYD Co., Ltd. Class H	121,800	$ 2,583,439
BYD Electronic International Co., Ltd. (b)	101,500	592,724
Cango, Inc. ADR (b)	826	6,938
CanSino Biologics, Inc. Class H (a)(b)(c)	4,000	151,265
CCS Supply Chain Management Co., Ltd. Class A	77,700	64,659
CECEP Solar Energy Co., Ltd. Class A	139,200	145,327
CGN Nuclear Technology Development Co., Ltd. Class A	63,500	119,138
CGN Power Co., Ltd. Class H (c)	1,583,000	382,797
Chacha Food Co., Ltd. Class A	18,000	134,454
Changchun Faway Automobile Components Co., Ltd. Class A	48,190	68,599
Changchun High & New Technology Industry Group, Inc. Class A	600	41,401
Changjiang Securities Co., Ltd. Class A	64,500	69,403
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	11,800	20,071
ChemPartner PharmaTech Co., Ltd. Class A (a)	2,000	3,716
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	42,000	94,419
Chengdu Hongqi Chain Co., Ltd. Class A	98,397	89,531
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	13,100	58,420
Chengtun Mining Group Co., Ltd. Class A	84,200	83,158
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	120,600	266,889
China Aerospace International Holdings, Ltd.	314,000	26,253
China Aerospace Times Electronics Co., Ltd. Class A	89,100	96,960
China Aoyuan Group, Ltd.	202,000	216,954
China Avionics Systems Co., Ltd. Class A	36,797	84,629
China Baoan Group Co., Ltd. Class A	97,300	128,721
China Bester Group Telecom Co., Ltd. Class A	14,800	26,008
China Biologic Products Holdings, Inc. (a)(b)	2,732	323,496
China Building Material Test & Certification Group Co., Ltd. Class A	48,480	184,722

See accompanying notes to financial statements.
90

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	1,448,600	$ 301,852
China CITIC Bank Corp., Ltd. Class H	1,749,341	888,796
China Coal Energy Co., Ltd. Class H	154,000	70,914
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	156,000	70,029
China Conch Venture Holdings, Ltd.	197,100	926,626
China Construction Bank Corp. Class H	12,445,148	10,469,071
China Dongxiang Group Co., Ltd.	609,000	70,500
China Eastern Airlines Corp., Ltd. Class H	242,000	113,927
China Education Group Holdings, Ltd.	68,000	120,878
China Everbright Bank Co., Ltd. Class A	338,730	210,635
China Everbright Environment Group, Ltd.	522,000	353,172
China Everbright, Ltd.	146,000	190,799
China Evergrande Group (b)	431,000	820,482
China Fangda Group Co., Ltd. Class B	169,850	67,071
China Feihe, Ltd. (c)	222,000	628,212
China Film Co., Ltd. Class A	27,500	59,391
China Fortune Land Development Co., Ltd. Class A	20,470	19,593
China Galaxy Securities Co., Ltd. Class A	39,800	62,783
China Galaxy Securities Co., Ltd. Class H	451,100	278,512
China Gas Holdings, Ltd.	338,000	1,384,702
China Great Wall Securities Co., Ltd. Class A	25,000	41,570
China Harmony Auto Holding, Ltd.	80,500	42,350
China Index Holdings, Ltd. ADR (a)(b)	7,270	15,849
China International Capital Corp., Ltd. Class H (a)(b)(c)	104,400	252,995
China International Marine Containers Group Co., Ltd. Class H (b)	130,200	228,431
China Jinmao Holdings Group, Ltd.	604,000	242,394
China Kings Resources Group Co., Ltd. Class A	21,800	83,861
China Lesso Group Holdings, Ltd.	177,000	380,662
Security Description	Shares	Value
China Life Insurance Co., Ltd. Class H	1,204,708	$ 2,488,615
China Lilang, Ltd.	109,000	70,802
China Literature, Ltd. (a)(b)(c)	13,000	128,671
China Longyuan Power Group Corp., Ltd. Class H	640,000	869,309
China Machinery Engineering Corp. Class H	4,000	1,785
China Medical System Holdings, Ltd.	202,000	399,612
China Meheco Co., Ltd. Class A	33,900	71,404
China Meidong Auto Holdings, Ltd.	14,000	64,918
China Mengniu Dairy Co., Ltd.	439,780	2,517,247
China Merchants Bank Co., Ltd. Class A	204,000	1,588,795
China Merchants Bank Co., Ltd. Class H	480,260	3,666,295
China Merchants Energy Shipping Co., Ltd. Class A	127,800	101,676
China Merchants Port Holdings Co., Ltd.	508,552	779,726
China Merchants Securities Co., Ltd. Class A	53,266	159,525
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	48,200	90,138
China Minmetals Rare Earth Co., Ltd. Class A	4,000	10,937
China Minsheng Banking Corp., Ltd. Class H	1,378,220	799,513
China Molybdenum Co., Ltd. Class H	528,000	319,879
China National Accord Medicines Corp., Ltd. Class B	41,200	122,151
China National Building Material Co., Ltd. Class H	512,000	738,913
China National Medicines Corp., Ltd. Class A	19,800	102,151
China Oilfield Services, Ltd. Class H	208,557	214,608
China Overseas Land & Investment, Ltd.	611,584	1,589,051
China Overseas Property Holdings, Ltd.	317,361	296,361
China Pacific Insurance Group Co., Ltd. Class A	24,300	140,144
China Pacific Insurance Group Co., Ltd. Class H	384,200	1,514,670
China Petroleum & Chemical Corp. Class H	3,571,726	1,901,993
China Power International Development, Ltd.	351,000	81,718
China Railway Group, Ltd. Class H	800,000	422,924

See accompanying notes to financial statements.
91

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	237,357	$ 1,860,827
China Resources Cement Holdings, Ltd.	84,000	94,324
China Resources Gas Group, Ltd.	116,000	643,081
China Resources Land, Ltd.	444,767	2,153,912
China Resources Medical Holdings Co., Ltd.	86,000	67,699
China Resources Power Holdings Co., Ltd.	402,437	534,205
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	13,700	51,073
China Science Publishing & Media, Ltd. Class A	35,500	52,537
China Shenhua Energy Co., Ltd. Class H	592,540	1,220,986
China Shipbuilding Industry Co., Ltd. Class A (a)	140,400	87,520
China Silver Group, Ltd. (a)	80,000	8,952
China South City Holdings, Ltd.	484,000	53,539
China Southern Airlines Co., Ltd. Class H (a)(b)	310,000	229,675
China State Construction Engineering Corp., Ltd. Class A	236,700	187,233
China Taiping Insurance Holdings Co., Ltd.	158,141	322,203
China Tourism Group Duty Free Corp., Ltd. Class A	17,400	811,710
China Tower Corp., Ltd. Class H (c)	4,900,000	724,810
China TransInfo Technology Co., Ltd. Class A	37,300	89,651
China Travel International Investment Hong Kong, Ltd. (a)	316,000	53,653
China Vanke Co., Ltd. Class A	78,700	359,843
China Vanke Co., Ltd. Class H	181,000	708,918
China Yangtze Power Co., Ltd. Class A	200,000	653,539
China Yongda Automobiles Services Holdings, Ltd.	125,500	229,225
China Zhenhua Group Science & Technology Co., Ltd. Class A	25,000	208,041
Chinadive Watersports, Inc. Class A	4,360	46,390
Chinasoft International, Ltd.	248,000	266,679
Chlitina Holding, Ltd.	42,000	349,595
Chongqing Brewery Co., Ltd. Class A	12,400	210,327
Chongqing Changan Automobile Co., Ltd. Class A (a)	22,100	47,796
Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class B (a)	124,900	$ 93,822
Chongqing Dima Industry Co., Ltd. Class A	125,100	56,819
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	31,680	91,884
Chongqing Gas Group Corp., Ltd. Class A	59,600	105,371
Chongqing Rural Commercial Bank Co., Ltd. Class H	254,000	109,448
Chongqing Zaisheng Technology Corp., Ltd. Class A	4,100	7,024
Chongqing Zhifei Biological Products Co., Ltd. Class A	13,300	349,649
Chongqing Zongshen Power Machinery Co., Ltd. Class A	73,900	80,644
Chow Tai Seng Jewellery Co., Ltd. Class A	21,688	115,626
CIFI Holdings Group Co., Ltd.	518,413	502,779
CITIC Resources Holdings, Ltd. (a)	2,000	82
CITIC Securities Co., Ltd. Class A	59,500	216,646
CITIC Securities Co., Ltd. Class H (b)	275,500	634,315
CITIC Telecom International Holdings, Ltd.	253,000	89,492
CITIC, Ltd.	758,000	717,592
CMST Development Co., Ltd. Class A (a)	129,500	101,252
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	108,500	152,137
Cogobuy Group (a)(c)	3,000	899
Colour Life Services Group Co., Ltd. (b)	101,000	44,170
Consun Pharmaceutical Group, Ltd.	226,400	117,067
Contemporary Amperex Technology Co., Ltd. Class A	17,500	859,290
COSCO SHIPPING Development Co., Ltd. Class H	1,581,339	258,321
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	325,215	142,645
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	204,400	421,186
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	25,500	32,800
COSCO SHIPPING Ports, Ltd.	42,351	30,833
Cosonic Intelligent Technologies Co., Ltd. Class A	2,000	4,719
Country Garden Holdings Co., Ltd.	1,016,397	1,304,741

See accompanying notes to financial statements.
92

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Country Garden Services Holdings Co., Ltd.	114,865	$ 1,164,245
CQ Pharmaceutical Holding Co., Ltd. Class A	89,600	70,738
CSC Financial Co., Ltd. Class A	22,100	107,145
CSG Holding Co., Ltd. Class B	214,350	82,438
CSG Smart Science&Technology Co., Ltd. Class A (a)	45,600	53,445
CSPC Pharmaceutical Group, Ltd.	1,066,320	1,289,276
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	23,600	87,980
CT Environmental Group, Ltd. (a)(b)(d)	438,000	—
CTS International Logistics Corp., Ltd. Class A	80,580	157,937
D&O Home Collection Co., Ltd. Class A	22,900	63,452
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	45,750	212,183
Dada Nexus, Ltd. ADR (a)	1,416	38,430
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	124,900	67,769
Daqo New Energy Corp. ADR (a)	6,130	462,815
Datang International Power Generation Co., Ltd. Class H	442,000	70,498
Dazhong Transportation Group Co., Ltd. Class B	269,850	79,606
Dazzle Fashion Co., Ltd. Class A	23,984	72,889
Deppon Logistics Co., Ltd. Class A	30,600	59,976
DHC Software Co., Ltd. Class A	108,900	123,486
Digital China Group Co., Ltd. Class A	40,400	113,974
Digital China Information Service Co., Ltd. Class A	46,500	104,181
Do-Fluoride Chemicals Co., Ltd. Class A	10,300	31,381
Dongfang Electric Corp., Ltd. Class H	12,000	11,067
Dongfeng Motor Group Co., Ltd. Class H	582,468	540,928
Dongguan Eontec Co., Ltd. Class A	5,900	6,007
Double Medical Technology, Inc. Class A	16,000	122,148
East Group Co., Ltd. Class A	33,300	32,634
East Money Information Co., Ltd. Class A	9,100	37,808
Easysight Supply Chain Management Co., Ltd. Class A (a)	34,300	43,494
Security Description	Shares	Value
Ecovacs Robotics Co., Ltd. Class A (a)	18,300	$ 380,715
Eve Energy Co., Ltd. Class A	11,800	135,154
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	50,319
Everbright Securities Co., Ltd. Class A	36,700	90,894
Fanhua, Inc. ADR	11,875	165,419
Far East Horizon, Ltd. (b)	365,000	438,500
FAW Jiefang Group Co., Ltd. (a)	51,900	86,379
FIH Mobile, Ltd. (a)(b)	267,000	37,778
First Tractor Co., Ltd. Class H (a)(b)	74,000	31,887
Flat Glass Group Co., Ltd. Class A	38,000	155,853
Focus Media Information Technology Co., Ltd. Class A	124,300	175,807
Foran Energy Group Co., Ltd. Class A	27,600	81,439
Foshan Haitian Flavouring & Food Co., Ltd. Class A	25,360	617,650
Founder Securities Co., Ltd. Class A (a)	64,000	84,863
Foxconn Industrial Internet Co., Ltd. Class A	32,000	70,085
Fufeng Group, Ltd.	133,000	47,900
Fujian Green Pine Co., Ltd. Class A	9,100	29,556
Fujian Star-net Communication Co., Ltd. Class A	15,600	47,315
Fujian Sunner Development Co., Ltd. Class A	16,900	66,326
Fuyao Glass Industry Group Co., Ltd. Class A	24,400	171,364
Ganfeng Lithium Co., Ltd. Class A	16,700	239,917
Ganfeng Lithium Co., Ltd. Class H (c)	9,800	119,625
GCI Science & Technology Co., Ltd. Class A	36,196	72,875
GCL System Integration Technology Co., Ltd. Class A (a)	86,000	43,254
GDS Holdings, Ltd. ADR (a)	7,605	616,689
Geely Automobile Holdings, Ltd.	676,000	1,719,900
Genimous Technology Co., Ltd. Class A	51,600	43,648
Genscript Biotech Corp. (a)	92,000	161,884
Getein Biotech, Inc. Class A	21,700	112,383
GF Securities Co., Ltd. Class H	139,400	213,732
Giant Network Group Co., Ltd. Class A	24,800	54,883
Gigadevice Semiconductor Beijing, Inc. Class A	5,320	138,554
Global Top E-Commerce Co., Ltd. Class A (a)	62,500	44,580

See accompanying notes to financial statements.
93

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GoerTek, Inc. Class A	37,100	$ 153,518
GoldenHome Living Co., Ltd. Class A	17,220	190,514
Goldenmax International Technology, Ltd. Class A (a)	47,500	80,721
GOME Retail Holdings, Ltd. (a)(b)	1,984,322	367,540
Goodbaby International Holdings, Ltd. (a)	298,000	54,813
Grandblue Environment Co., Ltd. Class A	24,428	99,332
Great Wall Motor Co., Ltd. Class H	459,500	1,273,688
Greattown Holdings, Ltd. Class A	54,500	31,481
Gree Real Estate Co., Ltd. Class A (a)	90,100	78,136
Greentown China Holdings, Ltd. (b)	129,500	167,238
Grinm Advanced Materials Co., Ltd. Class A	39,900	68,900
GSX Techedu, Inc. ADR (a)(b)	12,777	432,885
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	191,500	390,518
Guangdong Haid Group Co., Ltd. Class A	13,100	155,734
Guangdong Hongda Blasting Co., Ltd. Class A	29,500	139,470
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	80,500	67,235
Guangdong Investment, Ltd.	460,000	749,069
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	35,384
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	49,900	266,186
Guangshen Railway Co., Ltd. Class H (b)	74,500	14,757
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	31,180	107,684
Guangzhou Automobile Group Co., Ltd. Class H	470,844	395,476
Guangzhou Baiyun International Airport Co., Ltd. Class A	22,400	45,543
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	96,000	232,886
Guangzhou Great Power Energy & Technology Co., Ltd. Class A (a)	7,400	17,831
Guangzhou Haige Communications Group, Inc. Co. Class A	43,300	66,786
Security Description	Shares	Value
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	12,192	$ 236,084
Guangzhou R&F Properties Co., Ltd. Class H	294,576	388,754
Guangzhou Restaurant Group Co., Ltd. Class A	13,600	78,352
Guangzhou Tinci Materials Technology Co., Ltd. Class A	4,600	57,216
Guizhou Panjiang Refined Coal Co., Ltd. Class A	148,684	154,322
Guizhou Space Appliance Co., Ltd. Class A	26,000	186,484
Guocheng Mining Co., Ltd. Class A (a)	58,900	78,998
Guolian Securities Co., Ltd. Class A (a)	1,500	3,482
Guomai Technologies, Inc. Class A	57,900	55,419
Guosen Securities Co., Ltd. Class A	47,600	86,767
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,960
Guotai Junan Securities Co., Ltd. Class A	46,600	115,342
Guoxuan High-Tech Co., Ltd. Class A (a)	2,200	12,081
Haidilao International Holding, Ltd. (b)(c)	103,000	704,159
Haier Smart Home Co., Ltd. Class A	45,400	215,749
Haier Smart Home Co., Ltd. Class H (a)	268,800	1,075,276
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	24,700	95,130
Hainan Strait Shipping Co., Ltd. Class A	88,350	134,117
Haisco Pharmaceutical Group Co., Ltd. Class A	23,000	86,339
Haitian International Holdings, Ltd.	84,000	334,943
Haitong Securities Co., Ltd. Class A	33,800	57,027
Haitong Securities Co., Ltd. Class H	433,200	400,634
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	64,500	345,051
Hangcha Group Co., Ltd. Class A	56,460	201,360
Hangjin Technology Co., Ltd. Class A	5,400	16,296
Hangzhou Oxygen Plant Group Co., Ltd. Class A	33,900	154,330
Hangzhou Robam Appliances Co., Ltd. Class A	18,600	103,529
Hangzhou Silan Microelectronics Co., Ltd. Class A	25,700	94,908

See accompanying notes to financial statements.
94

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co., Ltd. Class A	6,200	$ 141,846
Han's Laser Technology Industry Group Co., Ltd. Class A	12,800	82,639
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	40,000	191,653
Harbin Boshi Automation Co., Ltd. Class A	48,589	104,862
Health & Happiness H&H International Holdings, Ltd.	31,000	117,629
Hebei Construction Group Corp., Ltd. Class H	6,500	2,174
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,800	12,168
Hebei Sitong New Metal Material Co., Ltd. Class A	6,100	12,281
Hefei Meiya Optoelectronic Technology, Inc. Class A	14,100	90,881
Henan Lingrui Pharmaceutical Co. Class A	52,900	71,112
Henan Shuanghui Investment & Development Co., Ltd. Class A	27,800	173,718
Henan Yicheng New Energy Co., Ltd. Class A (a)	30,900	21,287
Henan Yuguang Gold & Lead Co., Ltd. Class A	37,900	32,752
Hengan International Group Co., Ltd.	114,500	752,587
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	64,000	147,680
Hengli Petrochemical Co., Ltd. Class A	39,700	177,468
Hexing Electrical Co., Ltd. Class A	24,200	51,047
Hisense Home Appliances Group Co., Ltd. Class A	57,600	146,958
Hua Hong Semiconductor, Ltd. (a)(c)	42,000	228,788
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	10,859
Huadian Power International Corp., Ltd. Class H	256,000	79,028
Huadong Medicine Co., Ltd. Class A	24,100	135,464
Hualan Biological Engineering, Inc. Class A	28,844	174,747
Huaneng Power International, Inc. Class H	792,472	281,335
Huangshan Tourism Development Co., Ltd. Class B	63,400	47,550
Huatai Securities Co., Ltd. Class A	82,800	214,029
Huatai Securities Co., Ltd. Class H (c)	92,600	141,977
Huaxin Cement Co., Ltd. Class B	37,900	81,826
Security Description	Shares	Value
Huayu Automotive Systems Co., Ltd. Class A	23,200	$ 97,486
Huazhu Group, Ltd. ADR (a)	20,556	1,128,524
Hubei Biocause Pharmaceutical Co., Ltd. Class A	61,300	38,586
Hubei Dinglong Co., Ltd. Class A	7,400	18,327
Huizhou Desay Sv Automotive Co., Ltd. Class A	17,800	232,660
Hunan Aihua Group Co., Ltd. Class A	22,200	99,307
Hundsun Technologies, Inc. Class A	16,140	206,633
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	77,800	118,813
HUYA, Inc. ADR (a)(b)	6,942	135,230
HY Energy Group Co., Ltd. Class A (a)	94,200	92,316
Hytera Communications Corp., Ltd. Class A (a)	40,100	33,309
HyUnion Holding Co., Ltd. Class A (a)	23,900	22,584
Iflytek Co., Ltd. Class A	18,800	138,481
IKD Co., Ltd. Class A	40,500	107,404
I-Mab ADR (a)	2,036	98,685
Industrial & Commercial Bank of China, Ltd. Class A	279,900	236,336
Industrial & Commercial Bank of China, Ltd. Class H	9,979,138	7,162,383
Industrial Bank Co., Ltd. Class A	168,500	618,662
INESA Intelligent Tech, Inc. Class B	666,800	298,060
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	230,900	185,812
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	35,100	214,146
Inner Mongolia Yitai Coal Co., Ltd. Class B	268,881	147,347
Innovent Biologics, Inc. (a)(c)	114,500	1,161,282
Intco Medical Technology Co., Ltd. Class A	5,000	123,141
iQIYI, Inc. ADR (a)(b)	28,165	468,102
IReader Technology Co., Ltd. Class A	28,500	134,655
Jason Furniture Hangzhou Co., Ltd. Class A	12,700	155,934
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	40,100	55,616
JD Health International, Inc. (a)(c)	32,600	467,544
JD.com, Inc. ADR (a)	123,106	10,381,529
Jiajiayue Group Co., Ltd. Class A	23,500	74,212

See accompanying notes to financial statements.
95

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	412,600	$ 164,758
Jiangsu Expressway Co., Ltd. Class H	476,299	593,042
Jiangsu Gian Technology Co., Ltd. Class A	1,800	11,259
Jiangsu Guotai International Group Co., Ltd. Class A	172,200	174,531
Jiangsu Hengli Hydraulic Co., Ltd. Class A	18,382	250,605
Jiangsu Hengrui Medicine Co., Ltd. Class A	50,280	705,707
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	41,400	65,559
Jiangsu King's Luck Brewery JSC, Ltd. Class A	15,800	118,117
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	78,300	72,796
Jiangsu Shagang Co., Ltd. Class A	137,900	189,788
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	12,200	306,246
Jiangsu Yangnong Chemical Co., Ltd. Class A	12,200	222,981
Jiangsu Yoke Technology Co., Ltd. Class A	44,000	373,194
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	24,497	97,970
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	54,100	57,553
Jiangxi Copper Co., Ltd. Class H	351,578	672,002
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	35,300	125,249
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,100	57,880
Jiayou International Logistics Co., Ltd. Class A	28,672	95,833
Jinke Properties Group Co., Ltd. Class A	108,800	109,278
JinkoSolar Holding Co., Ltd. ADR (a)(b)	4,557	189,981
Jinneng Science&Technology Co., Ltd. Class A (a)	40,000	111,565
Jinyu Bio-Technology Co., Ltd. Class A	24,900	72,523
JiuGui Liquor Co., Ltd. Class A	400	9,276
Jizhong Energy Resources Co., Ltd. Class A	219,400	125,731
JL Mag Rare-Earth Co., Ltd. Class A	2,500	13,687
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	46,800	91,443
Joinn Laboratories China Co., Ltd. Class A	17,220	382,655
Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	33,600	$ 92,434
Joy City Property, Ltd.	126,000	7,860
Joyoung Co., Ltd. Class A	34,400	161,430
JOYY, Inc. ADR	5,036	472,024
Juewei Food Co., Ltd. Class A	12,200	143,175
Kama Co., Ltd. Class B (a)	285,649	111,403
Kandi Technologies Group, Inc. (a)(b)	7,067	44,169
KE Holdings, Inc. ADR (a)	15,092	859,942
Keshun Waterproof Technologies Co., Ltd. Class A (a)	3,900	14,848
Kingboard Holdings, Ltd.	129,200	697,979
KingClean Electric Co., Ltd. Class A	22,000	114,909
Kingdee International Software Group Co., Ltd.	299,000	926,869
Kingsoft Cloud Holdings, Ltd. ADR (a)	708	27,839
Kingsoft Corp., Ltd.	129,000	856,189
Kintor Pharmaceutical, Ltd. (a)(b)(c)	10,500	49,229
Konka Group Co., Ltd. Class B	458,800	148,715
Koolearn Technology Holding, Ltd. (a)(b)(c)	4,500	10,245
KTK Group Co., Ltd. Class A	41,058	98,997
Kuaishou Technology (a)(c)	88,800	3,083,948
Kuang-Chi Technologies Co., Ltd. Class A (a)	49,900	153,779
Kunlun Energy Co., Ltd.	524,000	550,660
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	55,600	76,012
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	18,600	44,819
Kweichow Moutai Co., Ltd. Class A	11,500	3,521,231
KWG Group Holdings, Ltd.	218,951	374,566
KWG Living Group Holdings, Ltd. (a)	108,225	109,973
Lao Feng Xiang Co., Ltd. Class B	75,479	224,927
Launch Tech Co., Ltd. Class H (a)	29,100	16,731
Lee & Man Paper Manufacturing, Ltd.	290,000	266,707
Lenovo Group, Ltd.	957,703	1,362,437
Lens Technology Co., Ltd. Class A	9,700	38,630
LexinFintech Holdings, Ltd. ADR (a)	9,271	93,266
Li Auto, Inc. ADR (a)(b)	15,690	392,250
Li Ning Co., Ltd.	294,374	1,912,146
Lier Chemical Co., Ltd. Class A (a)	5,100	18,811
Lifetech Scientific Corp. (a)	332,000	152,453

See accompanying notes to financial statements.
96

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Lingyi iTech Guangdong Co. Class A	54,800	$ 68,320
Livzon Pharmaceutical Group, Inc. Class H	52,597	224,272
Lomon Billions Group Co., Ltd. Class A	5,200	22,651
Longfor Group Holdings, Ltd. (c)	167,500	1,109,564
LONGi Green Energy Technology Co., Ltd. Class A	46,000	616,960
Lu Thai Textile Co., Ltd. Class B	61,400	32,222
Luenmei Quantum Co., Ltd. Class A	43,400	69,388
Lushang Health Industry Development Co., Ltd. Class A	300	543
Luxshare Precision Industry Co., Ltd. Class A	77,208	398,090
Luye Pharma Group, Ltd. (c)	260,500	166,531
Luzhou Laojiao Co., Ltd. Class A	13,500	462,990
Maanshan Iron & Steel Co., Ltd. Class A	298,600	145,632
Mango Excellent Media Co., Ltd. Class A	1,400	12,401
Maoye Commericial Co., Ltd. Class A	91,600	50,818
Markor International Home Furnishings Co., Ltd. Class A (a)	114,000	94,346
Maxscend Microelectronics Co., Ltd. Class A	900	83,537
Mayinglong Pharmaceutical Group Co., Ltd. Class A	25,400	71,966
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	55,800	131,140
Meituan Class B (a)(c)	505,800	19,400,673
Metallurgical Corp. of China, Ltd. Class H	556,000	144,463
Microport Scientific Corp. (b)	98,000	551,486
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	12,900	239,865
Ming Yuan Cloud Group Holdings, Ltd. (a)	30,000	136,794
Minth Group, Ltd.	108,000	450,090
MLS Co., Ltd. Class A	41,200	83,515
MOGU, Inc. ADR (a)(b)	9,895	19,196
Momo, Inc. ADR	18,589	274,002
Montnets Cloud Technology Group Co., Ltd. Class A (a)	24,700	56,882
Muyuan Foods Co., Ltd. Class A	35,310	538,325
NanJi E-Commerce Co., Ltd. Class A	47,800	66,879
Security Description	Shares	Value
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	$ 10,070
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	17,142	104,505
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	35,100	49,324
NARI Technology Co., Ltd. Class A	44,200	209,777
National Agricultural Holdings, Ltd. (a)(b)(d)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	15,314
NavInfo Co., Ltd. Class A	34,100	75,723
NetEase, Inc. ADR	53,236	5,497,149
New China Life Insurance Co., Ltd. Class A	12,400	91,755
New China Life Insurance Co., Ltd. Class H	102,300	396,070
New Hope Liuhe Co., Ltd. Class A	40,600	123,758
New Oriental Education & Technology Group, Inc. ADR (a)	194,090	2,717,260
Newland Digital Technology Co., Ltd. Class A	24,099	51,972
Ningbo Huaxiang Electronic Co., Ltd. Class A	31,000	93,644
Ningbo Jifeng Auto Parts Co., Ltd. Class A	51,700	66,819
Ningbo Orient Wires & Cables Co., Ltd. Class A	3,200	11,447
Ningbo Tuopu Group Co., Ltd. Class A	37,600	191,633
Ningbo Xusheng Auto Technology Co., Ltd. Class A (a)	16,500	78,336
NIO, Inc. ADR (a)	155,323	6,054,491
Niu Technologies ADR (a)(b)	4,796	175,773
Noah Holdings, Ltd. ADR (a)	3,562	158,153
Nongfu Spring Co., Ltd. Class H (a)(b)(c)	79,400	395,751
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	41,232	28,907
Offcn Education Technology Co., Ltd. Class A	33,500	143,830
Offshore Oil Engineering Co., Ltd. Class A	27,900	19,263
Oppein Home Group, Inc. Class A	17,280	415,092
Orient Securities Co., Ltd. Class A	43,600	58,876
PCI-Suntek Technology Co., Ltd. Class A	63,690	62,028
People's Insurance Co. Group of China, Ltd. Class A	47,300	42,822
People's Insurance Co. Group of China, Ltd. Class H	723,000	234,352

See accompanying notes to financial statements.
97

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Perfect World Co., Ltd. Class A	22,600	$ 68,132
PetroChina Co., Ltd. Class H	1,355,208	489,827
Pharmaron Beijing Co., Ltd. Class A	9,600	219,311
PICC Property & Casualty Co., Ltd. Class H	1,092,433	947,076
Pinduoduo, Inc. ADR (a)	46,881	6,276,428
Ping An Bank Co., Ltd. Class A	191,000	640,723
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	47,800	599,464
Ping An Insurance Group Co. of China, Ltd. Class A	59,300	711,289
Ping An Insurance Group Co. of China, Ltd. Class H	684,728	8,151,262
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	155,400	127,424
Poly Developments and Holdings Group Co., Ltd. Class A	78,700	170,685
Poly Property Group Co., Ltd.	360,000	106,040
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	555,000	414,762
Puxin, Ltd. ADR (a)	1,298	5,192
Qianhe Condiment and Food Co., Ltd. Class A	28,700	161,845
Qingdao East Steel Tower Stock Co., Ltd. Class A	70,600	78,550
Qingdao Topscomm Communication, Inc. Class A	26,260	32,459
Qudian, Inc. ADR (a)(b)	17,105	38,999
Qutoutiao, Inc. ADR (a)	11,778	26,972
Rainbow Digital Commercial Co., Ltd. Class A	35,900	46,946
Raisecom Technology Co., Ltd. Class A	29,900	38,507
Red Avenue New Materials Group Co., Ltd. Class A	2,100	11,001
Roshow Technology Co., Ltd. Class A (a)	28,600	30,818
SAIC Motor Corp., Ltd. Class A	48,300	144,800
Sailun Group Co., Ltd. Class A	107,400	147,812
Sanan Optoelectronics Co., Ltd. Class A	39,400	139,796
Sany Heavy Industry Co., Ltd. Class A	65,000	338,315
SDIC Capital Co., Ltd. Class A	37,398	69,652
Seazen Group, Ltd.	214,000	262,874
Seazen Holdings Co., Ltd. Class A	21,600	160,654
SF Holding Co., Ltd. Class A	21,500	265,490
Shaanxi Coal Industry Co., Ltd. Class A	93,900	158,284
Shandong Airlines Co., Ltd. Class B (a)	94,200	74,638
Shandong Chenming Paper Holdings, Ltd. Class H (b)	84,850	78,471
Security Description	Shares	Value
Shandong Dawn Polymer Co., Ltd. Class A	6,100	$ 19,273
Shandong Denghai Seeds Co., Ltd. Class A	3,800	9,591
Shandong Gold Mining Co., Ltd. Class A	52,760	171,358
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	23,700	106,378
Shandong Linglong Tyre Co., Ltd. Class A	22,800	162,629
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	176,000	98,177
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	280,000	552,476
Shandong Xinchao Energy Corp., Ltd. Class A (a)	291,500	66,197
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	79,500	103,234
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	28,160	44,164
Shang Gong Group Co., Ltd. Class B (a)	219,800	81,326
Shanghai AtHub Co., Ltd. Class A	24,500	160,827
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	22,800	378,772
Shanghai Baosight Software Co., Ltd. Class A	12,300	109,536
Shanghai Baosight Software Co., Ltd. Class B	63,460	221,475
Shanghai Belling Co., Ltd. Class A	27,500	62,995
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	166,600	81,634
Shanghai Daimay Automotive Interior Co., Ltd. Class A	24,990	88,706
Shanghai Diesel Engine Co., Ltd. Class B	280,300	143,794
Shanghai East China Computer Co., Ltd. Class A	19,600	88,423
Shanghai Electric Group Co., Ltd. Class H (a)	588,418	211,921
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	25,300	75,153
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	16,900	102,489
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	50,000	213,198

See accompanying notes to financial statements.
98

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	243,000	$ 133,777
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	270,500	49,501
Shanghai Haixin Group Co. Class B	277,613	95,221
Shanghai Henlius Biotech, Inc. Class H (a)(c)	1,400	7,266
Shanghai Highly Group Co., Ltd. Class B	190,300	95,531
Shanghai Industrial Urban Development Group, Ltd.	63,000	6,159
Shanghai International Airport Co., Ltd. Class A	17,400	153,548
Shanghai International Port Group Co., Ltd. Class A	156,000	113,650
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	167,196	127,738
Shanghai Jinjiang International Travel Co., Ltd. Class B	75,474	120,381
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	30,400	56,156
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	51,400	49,652
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	142,400	328,806
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	399,100	275,778
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	241,564	212,818
Shanghai M&G Stationery, Inc. Class A	12,396	161,364
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	71,284	101,936
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	24,200	72,329
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	89,400	175,478
Shanghai Phichem Material Co., Ltd. Class A (a)	11,900	27,532
Shanghai Pudong Development Bank Co., Ltd. Class A	214,300	358,952
Shanghai Putailai New Energy Technology Co., Ltd. Class A	12,200	176,645
Shanghai RAAS Blood Products Co., Ltd. Class A	60,000	68,036
Security Description	Shares	Value
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	41,200	$ 72,401
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	90,300	85,695
Shanghai Wanye Enterprises Co., Ltd. Class A (a)	46,000	91,212
Shanghai Weaver Network Co., Ltd. Class A	17,220	238,884
Shanghai Yaoji Technology Co., Ltd. Class A	6,500	23,697
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	27,800	70,674
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	169,800	43,129
Shanxi Blue Flame Holding Co., Ltd. Class A	51,800	50,527
Shanxi Coking Coal Energy Group Co, Ltd. Class A	99,170	75,724
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	56,200	52,507
Shanxi Meijin Energy Co., Ltd. Class A (a)	50,800	55,514
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	12,200	618,814
Shengda Resources Co., Ltd. Class A	28,200	55,917
Shengyi Technology Co., Ltd. Class A	30,200	104,576
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	4,097
Shenzhen Agricultural Products Group Co., Ltd. Class A	104,300	93,312
Shenzhen Aisidi Co., Ltd. Class A	76,800	97,972
Shenzhen Capchem Technology Co., Ltd. Class A	2,500	29,126
Shenzhen Das Intellitech Co., Ltd. Class A	171,083	99,606
Shenzhen Ellassay Fashion Co., Ltd. Class A	34,580	74,260
Shenzhen Expressway Co., Ltd. Class H	29,000	31,408
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	58,000	80,708
Shenzhen Gas Corp., Ltd. Class A	69,500	79,762
Shenzhen Gongjin Electronics Co., Ltd. Class A	35,000	46,356
Shenzhen Goodix Technology Co., Ltd. Class A	900	15,371
Shenzhen H&T Intelligent Control Co., Ltd. Class A	34,400	107,690
Shenzhen Huaqiang Industry Co., Ltd. Class A	28,000	50,783

See accompanying notes to financial statements.
99

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Investment, Ltd.	456,197	$ 158,433
Shenzhen Kangtai Biological Products Co., Ltd. Class A	5,100	106,474
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	17,900	39,695
Shenzhen Kinwong Electronic Co., Ltd. Class A	17,520	70,227
Shenzhen Megmeet Electrical Co., Ltd. Class A	21,700	108,249
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,900	358,890
Shenzhen MTC Co., Ltd. Class A (a)	195,300	158,355
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	130,793	62,394
Shenzhen SC New Energy Technology Corp. Class A	600	9,906
Shenzhen SDG Information Co., Ltd. Class A	33,200	34,510
Shenzhen SEG Co., Ltd. Class B	164,300	45,225
Shenzhen Senior Technology Material Co., Ltd. Class A	6,600	27,542
Shenzhen Sunlord Electronics Co., Ltd. Class A	19,100	96,589
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	20,500	37,399
Shenzhen World Union Group, Inc. Class A	14,800	9,722
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	16,100	20,563
Shenzhen Ysstech Info-tech Co., Ltd. Class A	212,900	266,401
Shenzhen Zhenye Group Co., Ltd. Class A	84,400	69,206
Shenzhou International Group Holdings, Ltd.	69,600	1,442,232
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	76,000	58,032
Shimao Group Holdings, Ltd.	203,000	638,418
Shinva Medical Instrument Co., Ltd. Class A	34,700	69,334
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	16,200	54,542
Sichuan Yahua Industrial Group Co., Ltd. Class A	4,000	10,462
Sinofibers Technology Co., Ltd. Class A	1,900	12,452
Sinoma Science & Technology Co., Ltd. Class A	35,200	125,055
Sino-Ocean Group Holding, Ltd.	1,102,711	245,379
Sinopec Oilfield Service Corp. Class A (a)	174,500	53,723
Sinopec Oilfield Service Corp. Class H (a)(b)	6,000	525
Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class H	802,878	$ 190,019
Sinopharm Group Co., Ltd. Class H	158,000	382,478
Sinotrans, Ltd. Class H	306,000	113,356
Sinotruk Hong Kong, Ltd.	48,000	143,856
SITC International Holdings Co., Ltd.	250,000	847,327
Skshu Paint Co., Ltd. Class A	17,128	520,011
Skyworth Digital Co., Ltd. Class A	46,200	54,571
Smoore International Holdings, Ltd. (a)(c)	174,000	1,058,622
Sohu.com, Ltd. ADR (a)	5,712	89,793
SooChow Securities Co., Ltd. Class A	58,790	86,466
Spring Airlines Co., Ltd. Class A	12,600	114,378
State Grid Information & Communication Co., Ltd. Class A	6,500	15,246
STO Express Co., Ltd. Class A	24,094	33,858
Sun Art Retail Group, Ltd. (b)	304,500	249,101
Sunac China Holdings, Ltd.	317,000	1,359,833
Sunac Services Holdings, Ltd. (a)(c)	8,751	27,577
Sunfly Intelligent Technology Co., Ltd. Class A	2,100	3,774
Sungrow Power Supply Co., Ltd. Class A	21,200	231,930
Suning Universal Co., Ltd. Class A	120,100	72,852
Sunny Optical Technology Group Co., Ltd.	90,700	2,067,290
Sunresin New Materials Co., Ltd. Class A	1,700	10,364
Sunward Intelligent Equipment Co., Ltd. Class A	106,200	150,854
Sunwoda Electronic Co., Ltd. Class A	3,800	11,253
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	19,800	55,285
Suzhou Maxwell Technologies Co., Ltd. Class A	300	25,148
Taiji Computer Corp., Ltd. Class A	22,479	72,872
TAL Education Group ADR (a)	53,320	2,871,282
TCL Electronics Holdings, Ltd.	177,000	136,829
Tencent Holdings, Ltd.	716,870	56,247,156
Tencent Music Entertainment Group ADR (a)(b)	24,076	493,317
Tianfeng Securities Co., Ltd. Class A	58,610	45,021
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	38,100	164,276

See accompanying notes to financial statements.
100

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	47,945	$ 42,431
Tianli Education International Holdings, Ltd.	17,000	16,619
Tianma Microelectronics Co., Ltd. Class A	30,500	65,080
Tianneng Power International, Ltd. (b)	124,000	234,141
Tianshui Huatian Technology Co., Ltd. Class A	73,400	130,664
Tibet Summit Resources Co., Ltd. Class A	10,900	17,576
Times China Holdings, Ltd.	60,000	82,578
Tingyi Cayman Islands Holding Corp.	396,383	728,071
Tong Ren Tang Technologies Co., Ltd. Class H	179,000	122,258
Tongcheng-Elong Holdings, Ltd. (a)	69,600	157,025
TongFu Microelectronics Co., Ltd. Class A (a)	41,600	123,509
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	23,300	44,070
Tongwei Co., Ltd. Class A	43,900	219,058
Tongyu Communication, Inc. Class A	15,692	36,066
Topchoice Medical Corp. Class A (a)	12,200	465,784
TravelSky Technology, Ltd. Class H	128,000	299,319
Trip.com Group, Ltd. ADR (a)	52,473	2,079,505
Tsingtao Brewery Co., Ltd. Class H	98,000	868,512
UE Furniture Co., Ltd. Class A	51,897	94,521
Unigroup Guoxin Microelectronics Co., Ltd. Class A	12,200	198,939
Uni-President China Holdings, Ltd.	249,000	302,985
Unisplendour Corp., Ltd. Class A	28,320	85,635
Universal Scientific Industrial Shanghai Co., Ltd. Class A	28,700	84,641
Up Fintech Holding, Ltd. ADR (a)(b)	6,970	123,996
Uxin, Ltd. ADR (a)(b)	28,389	33,215
Valiant Co., Ltd. Class A	34,900	95,585
Vatti Corp., Ltd. Class A	40,000	47,613
Venus MedTech Hangzhou, Inc. Class H (a)(c)	4,500	36,495
Vipshop Holdings, Ltd. ADR (a)	52,480	1,567,053
Visionox Technology, Inc. Class A (a)	38,400	55,131
Visual China Group Co., Ltd. Class A	28,300	62,758
Viva Biotech Holdings (c)	34,000	29,301
Security Description	Shares	Value
Walvax Biotechnology Co., Ltd. Class A	10,400	$ 71,630
Wangfujing Group Co., Ltd. Class A	3,800	17,386
Wangneng Environment Co., Ltd. Class A	28,500	79,924
Wanhua Chemical Group Co., Ltd. Class A	23,700	381,442
Want Want China Holdings, Ltd.	1,372,000	1,028,852
Wasu Media Holding Co., Ltd. Class A	41,900	53,004
Weibo Corp. ADR (a)	5,459	275,461
Weichai Power Co., Ltd. Class A	162,800	477,393
Weichai Power Co., Ltd. Class H	67,000	165,465
Weimob, Inc. (a)(b)(c)	265,000	592,415
West China Cement, Ltd.	510,000	87,247
Westone Information Industry, Inc. Class A	13,700	37,438
Will Semiconductor Co., Ltd. Class A	7,300	285,627
Wingtech Technology Co., Ltd. Class A	4,100	61,239
Winning Health Technology Group Co., Ltd. Class A	132,000	330,141
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,931
Wuhan Guide Infrared Co., Ltd. Class A	45,550	248,605
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	31,200	104,425
Wuliangye Yibin Co., Ltd. Class A	37,300	1,523,449
WUS Printed Circuit Kunshan Co., Ltd. Class A	26,500	67,611
WuXi AppTec Co., Ltd. Class A	35,340	755,147
Wuxi Biologics Cayman, Inc. (a)(c)	354,500	4,438,973
Wuxi Shangji Automation Co., Ltd. Class A	20,130	410,227
Wuxi Taiji Industry Co., Ltd. Class A	56,600	71,341
XD, Inc. (a)	14,200	85,845
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	29,400	77,295
Xiamen Faratronic Co., Ltd. Class A	12,400	187,705
Xiamen Intretech, Inc. Class A	12,400	121,086
Xiamen ITG Group Corp., Ltd. Class A	57,200	57,713
Xiamen Jihong Technology Co., Ltd. Class A	12,000	54,868

See accompanying notes to financial statements.
101

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Xiamen Kingdomway Group Co. Class A	30,100	$ 180,796
Xiangpiaopiao Food Co., Ltd. Class A	13,000	41,886
Xianhe Co., Ltd. Class A	1,000	4,118
Xilinmen Furniture Co., Ltd. Class A	38,100	153,359
Xinhuanet Co., Ltd. Class A	18,700	50,276
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	42,900	92,650
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	40,259	75,604
Xinjiang Xintai Natural Gas Co., Ltd. Class A	24,360	82,757
Xinyi Solar Holdings, Ltd.	432,774	711,414
XPeng, Inc. ADR (a)(b)	18,157	662,912
Yadea Group Holdings, Ltd. (c)	130,000	288,612
Yangzijiang Shipbuilding Holdings, Ltd.	412,200	392,688
Yantai Changyu Pioneer Wine Co., Ltd. Class B	41,053	80,792
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	55,400	160,935
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,115	221,369
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	12,700	67,650
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	21,800	39,771
Yanzhou Coal Mining Co., Ltd. Class H	320,882	379,720
Yeahka, Ltd. (a)(b)	18,000	123,867
YGSOFT, Inc. Class A	59,860	80,012
Yifan Pharmaceutical Co., Ltd. Class A	33,500	103,902
Yifeng Pharmacy Chain Co., Ltd. Class A	17,360	234,688
Yihai International Holding, Ltd. (b)	41,000	424,532
Yixintang Pharmaceutical Group Co., Ltd. Class A	18,300	129,304
Yonghui Superstores Co., Ltd. Class A	77,200	80,010
Yonyou Network Technology Co., Ltd. Class A	34,620	188,423
YTO Express Group Co., Ltd. Class A	38,100	64,863
Yum China Holdings, Inc.	52,688	3,119,656
Yunda Holding Co., Ltd. Class A	33,830	72,391
Yunji, Inc. ADR (a)(b)	3,063	6,585
Yunnan Energy New Material Co., Ltd. Class A	13,400	228,575
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	153,300	230,609
Security Description	Shares	Value
Zai Lab, Ltd. ADR (a)	8,159	$ 1,088,655
ZBOM Home Collection Co., Ltd. Class A	500	4,397
Zhaojin Mining Industry Co., Ltd. Class H	100,000	90,939
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	215,218	233,876
Zhejiang Crystal-Optech Co., Ltd. Class A	29,800	49,234
Zhejiang Dahua Technology Co., Ltd. Class A	28,700	107,912
Zhejiang Dingli Machinery Co., Ltd. Class A	17,220	252,741
Zhejiang Expressway Co., Ltd. Class H	286,000	253,464
Zhejiang Hangmin Co., Ltd. Class A	102,294	86,840
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	59,800	81,207
Zhejiang Huafeng Spandex Co., Ltd. Class A	88,200	157,279
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	4,600	48,193
Zhejiang Jianfeng Group Co., Ltd. Class A	29,700	64,414
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	17,640	191,585
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	21,880	106,379
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	9,289
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,600	59,557
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	109,800	52,882
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	59,100	115,836
Zhejiang Longsheng Group Co., Ltd. Class A	29,000	64,000
Zhejiang Medicine Co., Ltd. Class A	35,300	75,429
Zhejiang Meida Industrial Co., Ltd. Class A	54,400	151,148
Zhejiang NHU Co., Ltd. Class A	20,000	116,534
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	43,250	135,923
Zhejiang Satellite Petrochemical Co., Ltd. Class A	32,100	184,297
Zhejiang Semir Garment Co., Ltd. Class A	35,700	55,118
Zhejiang Shibao Co., Ltd. Class A (a)	83,400	64,954
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	500	4,469

See accompanying notes to financial statements.
102

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Supor Co., Ltd. Class A	12,190	$ 132,932
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	55,100	108,164
Zhejiang Yasha Decoration Co., Ltd. Class A	106,900	141,421
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	53,407	72,770
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	64,200	90,341
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	31,200	188,217
Zhongsheng Group Holdings, Ltd.	69,500	489,887
Zhongtian Financial Group Co., Ltd. Class A (a)	121,100	54,633
Zhuzhou CRRC Times Electric Co., Ltd. Class H	105,400	393,160
Zijin Mining Group Co., Ltd. Class H	1,326,685	1,631,383
ZJBC Information Technology Co., Ltd. Class A (a)	83,980	77,949
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	134,200	259,965
ZTE Corp. Class A	12,500	55,859
ZTE Corp. Class H (b)	133,040	337,800
ZTO Express Cayman, Inc. ADR	59,105	1,722,911
		412,170,570
HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)(b)	1,640,107	213,071
China Animal Healthcare, Ltd. (a)(d)	305,700	—
China Ding Yi Feng Holdings, Ltd. (a)	24,000	8,675
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	422,000	4,397
China High Speed Transmission Equipment Group Co., Ltd.	8,000	8,078
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	549,000	—
Chongsing Holdings,Ltd. (a)(d)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	590,000	127,494
Comba Telecom Systems Holdings, Ltd. (b)	457,847	117,782
CP Pokphand Co., Ltd.	1,094,000	140,717
Dawnrays Pharmaceutical Holdings, Ltd.	248,000	46,892
Digital China Holdings, Ltd. (b)	184,000	128,750
Fullshare Holdings, Ltd. (a)(b)	31,100	668
Security Description	Shares	Value
GCL-Poly Energy Holdings, Ltd. (a)	2,276,000	$ 579,653
Guotai Junan International Holdings, Ltd.	32,000	5,886
Hi Sun Technology China, Ltd. (a)	336,000	63,099
Huabao International Holdings, Ltd. (b)	72,000	73,070
Huiyuan Juice Group, Ltd. (a)(d)	157,000	—
JS Global Lifestyle Co., Ltd. (c)	119,000	322,203
NetDragon Websoft Holdings, Ltd.	70,500	179,550
Nine Dragons Paper Holdings, Ltd.	236,000	345,449
Shanghai Industrial Holdings, Ltd.	61,000	91,016
Sino Biopharmaceutical, Ltd.	1,437,000	1,438,026
Skyworth Group, Ltd. (a)	142,755	48,659
SSY Group, Ltd.	444,691	259,112
Tech Pro Technology Development, Ltd. (a)(b)(d)	1,684,800	—
United Energy Group, Ltd. (a)(b)	384,000	74,089
United Laboratories International Holdings, Ltd.	134,000	98,934
Vinda International Holdings, Ltd. (b)	56,000	189,081
Wasion Holdings, Ltd.	8,000	2,470
WH Group, Ltd. (c)	1,199,000	971,606
Xinyi Glass Holdings, Ltd.	442,000	1,444,063
		6,982,490
INDIA — 16.4%
Aarti Drugs, Ltd.	3,159	29,998
Aavas Financiers, Ltd. (a)	10,567	349,881
Adani Enterprises, Ltd.	7,124	100,472
Adani Green Energy, Ltd. (a)	43,870	662,936
Adani Ports & Special Economic Zone, Ltd. (a)	138,046	1,326,201
Adani Power, Ltd. (a)	105,554	122,786
Adani Total Gas, Ltd. (a)	16,366	215,169
Adani Transmission, Ltd. (a)	25,653	318,725
Affle India, Ltd. (a)	155	11,570
AIA Engineering, Ltd. (a)	12,308	345,552
Ajanta Pharma, Ltd.	4,853	118,939
Alembic Pharmaceuticals, Ltd. (a)	14,333	189,166
Alok Industries, Ltd. (a)	479,463	132,139
Amber Enterprises India, Ltd. (a)	592	26,848
APL Apollo Tubes, Ltd. (a)	2,538	48,628
Apollo Hospitals Enterprise, Ltd.	30,852	1,224,839
Apollo Tyres, Ltd. (a)	72,827	222,823
Ashok Leyland, Ltd. (a)	72,680	112,827
Asian Paints, Ltd.	39,211	1,360,811
Astral Poly Technik, Ltd.	2,075	45,887

See accompanying notes to financial statements.
103

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Astral, Ltd.	692	$ 15,296
AstraZeneca Pharma India, Ltd.	11,722	482,468
AU Small Finance Bank, Ltd. (a)(c)	10,452	175,528
Aurobindo Pharma, Ltd.	51,304	618,409
Avenue Supermarts, Ltd. (a)(c)	7,886	308,375
Axis Bank, Ltd. (a)	245,773	2,344,489
Azure Power Global, Ltd. (a)(b)	2,276	61,884
Bajaj Auto, Ltd. (a)	9,040	453,844
Bajaj Electricals, Ltd. (a)	35,310	471,645
Bajaj Finance, Ltd. (a)	26,307	1,852,963
Bajaj Finserv, Ltd. (a)	4,219	557,923
Balkrishna Industries, Ltd.	6,382	147,387
Bandhan Bank, Ltd. (a)(c)	73,483	340,612
Bank of Baroda (a)	63,289	64,143
BEML, Ltd.	10,162	174,535
Bharat Electronics, Ltd.	148,116	253,431
Bharat Forge, Ltd. (a)	39,856	324,866
Bharat Heavy Electricals, Ltd. (a)	340,920	227,315
Bharat Petroleum Corp., Ltd.	84,004	491,693
Bharti Airtel, Ltd.	309,694	2,191,171
Biocon, Ltd. (a)	192,369	1,075,853
Birlasoft, Ltd.	77,486	268,183
Bosch, Ltd.	1,080	208,107
Britannia Industries, Ltd.	6,880	341,117
Cadila Healthcare, Ltd.	37,308	224,980
Can Fin Homes, Ltd.	89,160	748,449
Cholamandalam Financial Holdings, Ltd. (a)	50,444	413,411
Cholamandalam Investment and Finance Co., Ltd.	91,533	699,576
Cipla, Ltd. (a)	130,405	1,453,805
City Union Bank, Ltd. (a)	249	531
Coal India, Ltd.	198,749	354,337
Crompton Greaves Consumer Electricals, Ltd.	39,090	209,849
Dabur India, Ltd.	49,796	368,121
DCB Bank, Ltd. (a)	104,581	146,758
Deepak Nitrite, Ltd. (a)	4,016	90,988
Dhani Services, Ltd. (a)	29,585	68,021
Dish TV India, Ltd. (a)	164,298	20,786
Dishman Carbogen Amcis, Ltd. (a)	3,772	5,623
Divi's Laboratories, Ltd. (a)	13,129	650,544
Dixon Technologies India, Ltd. (a)	13,470	676,533
DLF, Ltd.	95,988	376,856
Dr Lal PathLabs, Ltd. (c)	11,455	424,123
Dr Reddy's Laboratories, Ltd.	15,468	955,408
DRC Systems India Pvt, Ltd. (a)	633	2,534
Edelweiss Financial Services, Ltd. (a)	45,005	38,964
Eicher Motors, Ltd. (a)	14,530	517,487
Emami, Ltd.	17,199	114,325
Security Description	Shares	Value
Escorts, Ltd.	52,078	$ 917,284
Federal Bank, Ltd. (a)	236,065	244,738
Fine Organic Industries, Ltd.	23	718
Fortis Healthcare, Ltd. (a)	66,824	182,018
Future Consumer, Ltd. (a)	429,231	35,224
Future Lifestyle Fashions, Ltd. (a)	37,116	24,824
Future Retail, Ltd. (a)	51,480	30,030
GAIL India, Ltd.	236,358	438,037
Gillette India, Ltd.	1,360	109,748
Glenmark Pharmaceuticals, Ltd.	26,939	171,220
GMR Infrastructure, Ltd. (a)	910,021	302,453
Godrej Consumer Products, Ltd.	70,006	698,636
Godrej Industries, Ltd. (a)	26,146	195,164
Godrej Properties, Ltd. (a)	3,318	63,840
Granules India, Ltd.	87,829	364,524
Graphite India, Ltd. (a)	2,872	20,112
Grasim Industries, Ltd.	21,090	418,418
Gujarat Pipavav Port, Ltd.	59,725	79,278
Havells India, Ltd.	50,101	719,784
HCL Technologies, Ltd.	143,141	1,923,817
HDFC Life Insurance Co., Ltd. (a)(c)	49,700	473,251
HEG, Ltd. (a)	2,570	51,462
Hero MotoCorp, Ltd.	17,634	702,719
HFCL, Ltd. (a)	141,548	48,690
Hindalco Industries, Ltd.	168,668	754,019
Hindustan Copper, Ltd. (a)	30,246	49,477
Hindustan Petroleum Corp., Ltd.	76,423	245,114
Hindustan Unilever, Ltd.	124,920	4,154,389
Hindustan Zinc, Ltd.	220,433	822,775
Housing Development Finance Corp., Ltd.	255,106	8,716,285
ICICI Bank, Ltd. ADR (a)	298,648	4,787,327
ICICI Bank, Ltd. (a)	603	4,801
ICICI Lombard General Insurance Co., Ltd. (c)	2,930	57,435
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	16,488	100,488
IDFC First Bank, Ltd. (a)	157,342	119,867
IDFC, Ltd. (a)	231,366	149,837
IIFL Finance, Ltd.	195,185	752,429
India Cements, Ltd.	52,190	119,458
Indiabulls Housing Finance, Ltd.	58,534	157,316
Indiabulls Real Estate, Ltd. (a)	43,288	48,016
IndiaMart InterMesh, Ltd. (a)(c)	482	51,012
Indian Hotels Co., Ltd.	442,608	671,052
Indian Oil Corp., Ltd.	317,361	398,688
Indus Towers, Ltd.	103,840	347,962
Infibeam Avenues, Ltd. (a)	615,248	399,289
Info Edge India, Ltd. (a)	4,626	270,836
Infosys, Ltd. ADR	546,141	10,223,760
InterGlobe Aviation, Ltd. (a)(c)	10,497	234,300

See accompanying notes to financial statements.
104

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
IOL Chemicals and Pharmaceuticals, Ltd.	2,075	$ 15,633
Ipca Laboratories, Ltd.	20,726	539,668
ITC, Ltd. GDR	275,108	819,822
Jindal Steel & Power, Ltd. (a)	87,480	411,115
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,728	135,254
JSW Steel, Ltd.	217,511	1,393,623
Jubilant Foodworks, Ltd. (a)	13,946	555,246
Jubilant Ingrevia, Ltd. (a)	13,527	48,048
Jubilant Pharmova, Ltd. (a)	14,503	135,104
Jump Networks, Ltd.	23,612	3,020
Just Dial, Ltd. (a)	6,771	79,917
Karnataka Bank, Ltd. (a)	79,895	66,767
Kaveri Seed Co., Ltd.	16,541	116,071
Kotak Mahindra Bank, Ltd. (a)	124,936	2,995,508
Larsen & Toubro, Ltd. GDR	74,141	1,426,473
Laurus Labs, Ltd. (c)	136,111	673,911
Lemon Tree Hotels, Ltd. (a)(c)	466,680	236,168
LIC Housing Finance, Ltd.	56,488	330,829
Lupin, Ltd.	35,864	500,555
Mahindra & Mahindra Financial Services, Ltd. (a)	113,593	309,098
Mahindra & Mahindra, Ltd.	167,443	1,821,259
MakeMyTrip, Ltd. (a)	16,596	524,102
Manappuram Finance, Ltd.	93,284	190,361
Marico, Ltd.	78,183	439,817
Marksans Pharma, Ltd.	361,198	246,764
Maruti Suzuki India, Ltd.	12,596	1,181,700
Max Financial Services, Ltd. (a)	22,074	259,479
Meghmani Organics, Ltd.	18,961	30,239
Mindtree, Ltd.	17,864	509,163
Motherson Sumi Systems, Ltd. (a)	136,860	377,090
Muthoot Finance, Ltd. (a)	15,107	249,167
Natco Pharma, Ltd.	13,675	154,409
Navin Fluorine International, Ltd.	8,584	323,454
NCC, Ltd.	120,571	130,278
Nestle India, Ltd.	3,219	755,737
NOCIL, Ltd. (a)	18,171	43,431
NTPC, Ltd.	217,436	316,873
Oberoi Realty, Ltd. (a)	307	2,415
Oil & Natural Gas Corp., Ltd.	527,830	737,451
Page Industries, Ltd.	1,161	481,422
PI Industries, Ltd.	13,256	409,417
Piramal Enterprises, Ltd.	6,861	164,516
PNB Housing Finance, Ltd. (a)(c)	60,816	311,842
Power Finance Corp., Ltd.	118,198	183,892
Power Grid Corp. of India, Ltd.	123,185	363,336
Rajesh Exports, Ltd.	38,401	251,477
Raymond, Ltd. (a)	11,795	58,327
RBL Bank, Ltd. (a)(c)	79,695	226,232
REC, Ltd.	105,876	189,918
Security Description	Shares	Value
Reliance Industries, Ltd. GDR (c)	213,919	$ 11,829,721
Repco Home Finance, Ltd.	146,895	677,177
SBI Life Insurance Co., Ltd. (a)(c)	27,719	333,949
Sequent Scientific, Ltd. (a)	155,968	513,894
Shilpa Medicare, Ltd.	18,288	83,494
Shriram City Union Finance, Ltd.	10,584	197,425
Shriram Transport Finance Co., Ltd.	28,635	557,044
Siemens, Ltd.	41,777	1,053,657
Solara Active Pharma Sciences, Ltd.	1,170	22,294
South Indian Bank, Ltd. (a)	665,415	75,084
SpiceJet, Ltd. (a)	85,218	80,773
State Bank of India (a)	251,866	1,254,959
Steel Authority of India, Ltd.	306,985	330,860
Strides Pharma Science, Ltd.	20,039	231,515
Sun Pharma Advanced Research Co., Ltd. (a)	36,910	71,762
Sun Pharmaceutical Industries, Ltd.	170,955	1,397,779
Suvidhaa Infoserve Pvt, Ltd. (a)	34,298	49,162
Suzlon Energy, Ltd. (a)	1,470,045	100,531
Tata Communications, Ltd.	3,708	53,900
Tata Consultancy Services, Ltd.	128,326	5,577,621
Tata Consumer Products, Ltd.	22,458	196,248
Tata Motors, Ltd. (a)	234,832	969,343
Tata Steel, Ltd.	52,339	581,169
TCI Express, Ltd.	1,226	15,876
Tech Mahindra, Ltd.	71,967	975,900
Thyrocare Technologies, Ltd. (c)	53,264	657,552
Titan Co., Ltd.	24,513	522,371
Torrent Pharmaceuticals, Ltd.	11,096	386,246
Trent, Ltd.	8,601	88,352
TVS Motor Co., Ltd.	54,324	434,696
Ujjivan Financial Services, Ltd.	23,199	66,728
UltraTech Cement, Ltd.	9,393	865,631
United Breweries, Ltd.	10,441	177,285
United Spirits, Ltd. (a)	68,533	521,493
UPL, Ltd.	61,088	536,278
Vakrangee, Ltd.	230,493	176,699
Vedanta, Ltd.	167,258	523,298
V-Mart Retail, Ltd. (a)	4,379	166,832
Vodafone Idea, Ltd. (a)	1,033,977	130,814
Wipro, Ltd. ADR	348,830	2,211,582
WNS Holdings, Ltd. ADR (a)	13,705	992,790
Wockhardt, Ltd. (a)	29,130	164,966
Yes Bank, Ltd. (a)	162,974	34,773
Zee Entertainment Enterprises, Ltd.	110,895	308,203
		128,754,488

See accompanying notes to financial statements.
105

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INDONESIA — 2.0%
Ace Hardware Indonesia Tbk PT	3,124,600	$ 328,056
Adaro Energy Tbk PT	2,636,700	213,296
AKR Corporindo Tbk PT	169,900	37,665
Astra International Tbk PT	3,417,800	1,241,232
Bank Central Asia Tbk PT	1,756,996	3,758,943
Bank Mandiri Persero Tbk PT	3,399,710	1,439,464
Bank Negara Indonesia Persero Tbk PT (a)	729,700	287,610
Bank Rakyat Indonesia Persero Tbk PT (a)	8,359,080	2,532,182
Barito Pacific Tbk PT (a)	2,594,100	171,452
Chandra Asri Petrochemical Tbk PT (a)	167,000	127,909
Charoen Pokphand Indonesia Tbk PT	758,900	365,735
Ciputra Development Tbk PT	1,205,496	90,879
Gudang Garam Tbk PT (a)	110,200	274,457
Indah Kiat Pulp & Paper Tbk PT	287,900	207,129
Indocement Tunggal Prakarsa Tbk PT	371,725	312,863
Kalbe Farma Tbk PT	1,324,800	143,197
Lippo Karawaci Tbk PT (a)	5,280,410	70,163
Matahari Department Store Tbk PT (a)	25,900	2,389
Media Nusantara Citra Tbk PT (a)	546,000	35,899
Pabrik Kertas Tjiwi Kimia Tbk PT	104,900	75,290
Pakuwon Jati Tbk PT (a)	2,992,200	111,242
Perusahaan Gas Negara Tbk PT	2,092,040	189,400
PP Persero Tbk PT	1,021,076	96,308
Semen Indonesia Persero Tbk PT	707,000	507,434
Summarecon Agung Tbk PT (a)	1,114,200	72,106
Surya Semesta Internusa Tbk PT	1,802,600	59,818
Telkom Indonesia Persero Tbk PT	7,676,970	1,807,589
Tower Bersama Infrastructure Tbk PT	2,146,500	305,904
Transcoal Pacific Tbk PT	114,700	60,805
Unilever Indonesia Tbk PT	436,000	197,363
United Tractors Tbk PT	248,045	377,831
Wijaya Karya Persero Tbk PT	965,757	102,061
		15,603,671
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)(b)	332,000	35,444
MALAYSIA — 2.8%
AEON Credit Service M Bhd	82,450	244,178
AirAsia Group Bhd (a)	299,800	70,856
Security Description	Shares	Value
Alliance Bank Malaysia Bhd (a)	881,910	$ 563,623
AMMB Holdings Bhd	123,400	87,197
Astro Malaysia Holdings Bhd	221,600	51,305
Axiata Group Bhd	620,283	546,011
Bermaz Auto Bhd	334,180	116,054
British American Tobacco Malaysia Bhd	4,900	15,481
Bursa Malaysia Bhd	443,751	957,813
Cahya Mata Sarawak Bhd	294,600	154,884
Careplus Group Bhd	3,300	1,011
Carlsberg Brewery Malaysia Bhd Class B	115,503	664,633
CIMB Group Holdings Bhd	656,195	686,817
Datasonic Group Bhd	573,200	76,030
Dayang Enterprise Holdings Bhd (a)	178,350	62,798
Dialog Group Bhd	772,700	579,548
DiGi.Com Bhd	257,300	225,870
Eastern & Oriental Bhd	430,511	62,295
Eco World Development Group Bhd	221,000	33,045
Focus Dynamics Group Bhd (a)	59,100	8,481
Frontken Corp. Bhd	154,000	188,670
Gamuda Bhd (a)	249,641	215,535
Genting Bhd	604,700	733,544
Genting Malaysia Bhd	670,300	496,279
Globetronics Technology Bhd	156,000	103,461
Hartalega Holdings Bhd	126,900	273,295
Hibiscus Petroleum Bhd	250,200	38,618
Hong Leong Bank Bhd	67,700	305,315
IHH Healthcare Bhd	168,400	216,059
IJM Corp. Bhd	1,289,180	525,435
Inari Amertron Bhd	776,912	614,560
IOI Corp. Bhd	856,796	865,784
IOI Properties Group Bhd	728,416	251,208
KNM Group Bhd (a)	936,100	42,894
Kuala Lumpur Kepong Bhd	67,696	374,520
Malayan Banking Bhd	696,056	1,384,894
Malaysia Airports Holdings Bhd	170,100	256,391
Maxis Bhd	453,500	494,349
MISC Bhd	105,400	173,358
My EG Services Bhd	529,372	251,504
Padini Holdings Bhd	262,000	189,557
Pentamaster Corp. Bhd	447,375	604,196
Petronas Chemicals Group Bhd	178,600	344,580
Petronas Gas Bhd	29,600	114,217
PPB Group Bhd	155,620	694,313
Press Metal Aluminium Holdings Bhd	598,740	1,429,525
Public Bank Bhd	1,734,400	1,756,778
RHB Bank Bhd	341,500	442,266
Sapura Energy Bhd (a)	997,900	34,896
Sime Darby Bhd	459,088	265,721
Sime Darby Plantation Bhd	448,188	501,530
Sime Darby Property Bhd	476,588	74,709

See accompanying notes to financial statements.
106

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Supermax Corp. Bhd	226,582	$ 208,194
Telekom Malaysia Bhd	174,609	258,134
Tenaga Nasional Bhd	404,450	987,106
Top Glove Corp. Bhd	532,300	580,247
Velesto Energy Bhd (a)	786,700	32,253
Yinson Holdings Bhd	177,500	230,731
YTL Corp. Bhd (a)	504,210	82,079
		21,844,635
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	483,140	96,438
Fauji Fertilizer Co., Ltd.	182,661	124,992
Habib Bank, Ltd.	106,981	81,395
Lucky Cement, Ltd. (a)	44,002	235,597
MCB Bank, Ltd.	175,226	197,545
Millat Tractors, Ltd.	29,868	215,110
National Bank of Pakistan (a)	425,500	89,754
Nishat Mills, Ltd.	127,300	77,130
Searle Co., Ltd.	72,148	116,717
United Bank, Ltd.	111,814	87,094
		1,321,772
PHILIPPINES — 1.0% (e)
Aboitiz Equity Ventures, Inc.	156,470	111,217
Alliance Global Group, Inc.	1,040,500	228,090
Ayala Land, Inc.	1,675,088	1,185,460
Bank of the Philippine Islands	130,920	219,830
BDO Unibank, Inc.	260,885	548,241
Bloomberry Resorts Corp. (a)	597,400	85,664
Cebu Air, Inc. (a)	82,470	76,544
Cosco Capital, Inc.	2,386,500	253,216
D&L Industries, Inc.	2,111,400	307,548
DoubleDragon Properties Corp.	682,570	185,628
Globe Telecom, Inc.	3,105	120,266
GT Capital Holdings, Inc.	10,334	111,138
JG Summit Holdings, Inc.	471,892	580,902
Jollibee Foods Corp.	59,160	215,615
LT Group, Inc.	708,900	197,170
Metro Pacific Investments Corp.	1,696,000	130,683
Metropolitan Bank & Trust Co.	121,610	111,244
Nickel Asia Corp.	1,661,571	171,164
PLDT, Inc.	24,254	610,129
Puregold Price Club, Inc.	443,050	358,730
SM Investments Corp.	43,780	865,904
SM Prime Holdings, Inc.	1,372,700	989,843
Universal Robina Corp.	125,410	343,642
		8,007,868
SINGAPORE — 0.0% (e)
Silverlake Axis, Ltd.	291,700	53,190
TAIWAN — 21.0%
Accton Technology Corp.	52,000	502,997
Acer, Inc.	886,395	977,013
Advantech Co., Ltd.	66,980	831,000
Security Description	Shares	Value
ASE Technology Holding Co., Ltd.	586,898	$ 2,211,178
Asia Cement Corp.	686,073	1,149,346
Asustek Computer, Inc.	171,138	2,234,217
AU Optronics Corp. ADR (a)(b)	208,489	1,563,668
Bank of Kaohsiung Co., Ltd.	377,210	138,150
Baotek Industrial Materials, Ltd. (a)	22,000	27,179
Catcher Technology Co., Ltd.	127,539	945,379
Cathay Financial Holding Co., Ltd.	1,671,952	2,809,733
Center Laboratories, Inc.	81,525	195,434
Chailease Holding Co., Ltd.	157,000	1,083,973
Chang Hwa Commercial Bank, Ltd.	828,109	509,351
Cheng Shin Rubber Industry Co., Ltd.	170,000	287,176
Chilisin Electronics Corp.	14,937	56,538
China Development Financial Holding Corp.	4,101,272	1,509,247
China Life Insurance Co., Ltd.	228,672	206,368
China Steel Chemical Corp.	18,877	71,120
China Steel Corp.	2,200,625	1,997,553
Chroma ATE, Inc.	40,000	264,255
Chung Lien Transportation Co., Ltd.	97,000	313,101
Chunghwa Telecom Co., Ltd.	537,268	2,099,512
Compal Electronics, Inc.	1,271,431	1,189,752
Compeq Manufacturing Co., Ltd.	61,000	91,715
CTBC Financial Holding Co., Ltd.	3,757,515	2,910,352
Delta Electronics, Inc.	369,787	3,732,473
E.Sun Financial Holding Co., Ltd.	1,255,828	1,148,744
Eclat Textile Co., Ltd.	53,365	897,739
eCloudvalley Digital Technology Co., Ltd.	18,089	167,367
Elite Material Co., Ltd.	21,000	124,382
eMemory Technology, Inc.	16,000	495,146
ENNOSTAR, Inc. (a)	144,585	416,025
Everlight Electronics Co., Ltd.	200,996	325,448
Far Eastern New Century Corp.	1,130,170	1,196,199
Far EasTone Telecommunications Co., Ltd.	219,000	491,988
Feng TAY Enterprise Co., Ltd.	71,830	490,900
Firich Enterprises Co., Ltd.	47,640	50,674
First Financial Holding Co., Ltd.	1,358,263	1,056,792
Formosa Chemicals & Fibre Corp.	765,691	2,350,770
Formosa Petrochemical Corp.	251,000	851,533
Formosa Plastics Corp.	818,137	2,896,009
Foxconn Technology Co., Ltd.	301,519	767,192
Fubon Financial Holding Co., Ltd.	1,384,998	2,757,084

See accompanying notes to financial statements.
107

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
General Biologicals Corp. (a)	988	$ 1,352
Genius Electronic Optical Co., Ltd.	6,475	109,834
Giant Manufacturing Co., Ltd.	59,000	711,317
Globalwafers Co., Ltd.	17,000	446,851
Himax Technologies, Inc. ADR (a)	26,245	358,244
Hiwin Technologies Corp.	52,473	740,209
Holy Stone Enterprise Co., Ltd.	14,000	63,786
Hon Hai Precision Industry Co., Ltd.	1,804,760	7,843,208
Hotai Motor Co., Ltd.	55,000	1,133,424
HTC Corp. (a)	156,710	169,436
Hua Nan Financial Holdings Co., Ltd.	1,255,976	820,943
Innolux Corp.	1,253,753	927,144
Inventec Corp.	480,000	454,211
ITEQ Corp.	17,267	82,604
King Yuan Electronics Co., Ltd.	460,898	665,510
Largan Precision Co., Ltd.	10,710	1,204,889
Lite-On Technology Corp.	699,891	1,540,432
Macronix International Co., Ltd.	348,673	541,957
Makalot Industrial Co., Ltd.	62,069	536,222
MediaTek, Inc.	203,219	6,901,455
Medigen Biotechnology Corp. (a)	14,000	32,236
Mega Financial Holding Co., Ltd.	2,346,148	2,623,002
Merry Electronics Co., Ltd.	59,789	278,693
Microbio Co., Ltd. (a)	3,000	7,213
Micro-Star International Co., Ltd.	60,000	365,892
Motech Industries, Inc. (a)	119,869	163,421
Nan Ya Plastics Corp.	1,163,759	3,254,757
Nanya Technology Corp.	84,000	270,550
Nien Made Enterprise Co., Ltd.	11,000	153,436
Novatek Microelectronics Corp.	108,062	2,177,677
O-Bank Co., Ltd.	1,134,281	278,273
Oneness Biotech Co., Ltd. (a)	16,000	148,319
PChome Online, Inc.	36,957	112,168
Pegatron Corp.	440,630	1,144,313
Phoenix Silicon International Corp.	22,000	41,173
Pou Chen Corp.	300,000	346,967
Powertech Technology, Inc.	292,518	1,081,577
President Chain Store Corp.	66,000	629,166
ProMOS Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	707,194	2,428,942
Radiant Opto-Electronics Corp.	58,000	258,157
Realtek Semiconductor Corp.	106,161	1,837,996
RichWave Technology Corp.	10,000	222,199
Ritek Corp. (a)	69,593	25,610
Senhwa Biosciences, Inc. (a)	1,000	6,133
Shanghai Commercial & Savings Bank, Ltd.	483,000	710,120
Shin Kong Financial Holding Co., Ltd.	3,388,600	1,086,661
Security Description	Shares	Value
Silicon Motion Technology Corp. ADR	4,988	$ 296,237
Simplo Technology Co., Ltd.	16,000	208,040
Sino-American Silicon Products, Inc.	48,000	284,302
SinoPac Financial Holdings Co., Ltd.	3,946,630	1,777,387
Sitronix Technology Corp.	10,000	83,763
Sweeten Real Estate Development Co., Ltd.	41,360	37,543
Synnex Technology International Corp.	290,000	553,920
TA-I Technology Co., Ltd.	15,750	44,215
Taishin Financial Holding Co., Ltd.	1,423,120	668,342
Taiwan Cement Corp.	1,203,656	1,974,244
Taiwan Cooperative Financial Holding Co., Ltd.	379,120	281,022
Taiwan FU Hsing Industrial Co., Ltd.	278,000	461,336
Taiwan High Speed Rail Corp.	166,000	182,971
Taiwan Mobile Co., Ltd.	364,200	1,253,441
Taiwan Paiho, Ltd.	42,000	119,672
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	422,908	50,021,558
Taiwan Surface Mounting Technology Corp.	20,000	82,010
Taiwan Union Technology Corp.	13,000	54,446
Teco Electric and Machinery Co., Ltd.	201,000	227,889
TPK Holding Co., Ltd. (a)	40,000	70,375
Tripod Technology Corp.	216,361	1,065,388
Unimicron Technology Corp.	134,000	429,713
Uni-President Enterprises Corp.	854,971	2,187,393
United Integrated Services Co., Ltd.	108,755	943,359
United Microelectronics Corp. ADR (b)	410,224	3,737,141
Vanguard International Semiconductor Corp.	37,000	140,048
Voltronic Power Technology Corp.	7,350	284,644
Walsin Lihwa Corp.	700,000	466,127
Walsin Technology Corp.	47,000	410,980
Win Semiconductors Corp.	48,000	657,765
Winbond Electronics Corp.	159,000	164,389
Wistron Corp.	1,062,715	1,247,712
Wiwynn Corp.	10,000	295,447
Yageo Corp.	47,144	913,701
Yuanta Financial Holding Co., Ltd.	2,330,518	1,837,755
Zhen Ding Technology Holding, Ltd.	72,000	304,069
		165,097,795

See accompanying notes to financial statements.
108

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
THAILAND — 2.9%
Advanced Info Service PCL	244,898	$ 1,359,674
Airports of Thailand PCL	519,100	1,146,173
Bangkok Bank PCL NVDR	41,700	168,134
Bangkok Dusit Medical Services PCL Class F	145,800	100,777
Bangkok Expressway & Metro PCL	2,748,007	769,442
Beauty Community PCL (a)	46,900	2,731
BEC World PCL (a)	41,500	12,882
Bumrungrad Hospital PCL	53,400	232,397
Carabao Group PCL Class F	24,300	100,310
Central Plaza Hotel PCL (a)	71,900	83,979
Charoen Pokphand Foods PCL	350,100	330,494
Chularat Hospital PCL Class F	2,906,100	271,546
CP ALL PCL (a)	1,032,079	2,287,087
CPN Retail Growth Leasehold REIT	54,500	36,450
Delta Electronics Thailand PCL	43,400	402,752
E for L Aim PCL (a)	19,088,040	24,433
Electricity Generating PCL	32,099	190,540
Energy Absolute PCL	342,400	679,321
Frasers Property Thailand Industrial Freehold & Leasehold REIT	107,887	44,536
Global Power Synergy PCL Class F	43,200	106,445
Gulf Energy Development PCL	396,500	425,048
Gunkul Engineering PCL	2,369,743	283,611
Hana Microelectronics PCL	154,600	273,333
Ichitan Group PCL	198,000	89,338
Indorama Ventures PCL	250,000	356,000
Intouch Holdings PCL Class F	60,700	112,659
IRPC PCL	3,459,591	411,830
Jasmine International PCL (b)	924,525	86,388
Kasikornbank PCL	86,254	402,979
Kasikornbank PCL NVDR	132,500	614,800
KCE Electronics PCL	433,962	777,660
Krungthai Card PCL	131,900	333,443
MC Group PCL	448,900	160,886
Mega Lifesciences PCL	342,200	375,051
Minor International PCL (a)	479,786	498,977
Muangthai Capital PCL (a)	35,100	79,466
PTG Energy PCL	266,600	175,743
PTT Exploration & Production PCL	231,207	843,443
PTT Global Chemical PCL NVDR	116,900	234,735
PTT PCL	1,259,217	1,652,093
Siam Cement PCL NVDR	73,600	939,725
Siam Commercial Bank PCL	356,197	1,270,911
Srisawad Corp. PCL	367,231	1,001,806
Super Energy Corp. PCL NVDR (a)	1,502,600	48,564
SVI PCL (a)(b)	1,185,240	195,327
Security Description	Shares	Value
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	406,300	$ 202,825
Thai Beverage PCL	1,475,900	812,865
Thai Oil PCL	427,540	831,138
Thai Union Group PCL Class F	324,300	152,551
TMB Bank PCL	4,892,133	192,554
True Corp. PCL NVDR (b)	2,067,983	224,996
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	100,400	42,088
		22,452,936
UNITED STATES — 0.0% (e)
Ideanomics, Inc. (a)(b)	28,301	82,639
Legend Biotech Corp. ADR (a)	2,396	69,532
		152,171
TOTAL COMMON STOCKS (Cost $564,071,302)		782,477,030
CONVERTIBLE PREFERRED STOCKS — 0.0% (e)
PHILIPPINES — 0.0% (e)
Cebu Air, Inc. 6.00% 3/29/27 (a)	42,909	35,981
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,543)		35,981

WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Srisawad Corp. PCL (expiring 8/29/25) (a) (Cost: $0)	11,785	7,316
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (f) (g)	1,275,324	1,275,706
State Street Navigator Securities Lending Portfolio II (h) (i)	15,798,870	15,798,870
TOTAL SHORT-TERM INVESTMENTS (Cost $17,074,576)		17,074,576
TOTAL INVESTMENTS — 101.9% (Cost $581,179,421)		799,594,903
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(15,057,614)
NET ASSETS — 100.0%		$ 784,537,289
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.

See accompanying notes to financial statements.
109

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.1% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$763,673,717	$18,803,313	$ 0(a)	$782,477,030
Convertible Preferred Stocks	35,981	—	—	35,981
Warrants	7,316	—	—	7,316
Short-Term Investments	17,074,576	—	—	17,074,576
TOTAL INVESTMENTS	$780,791,590	$18,803,313	$ 0	$799,594,903
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	20.2%
Consumer Discretionary	20.1
Financials	17.0
Communication Services	12.1
Industrials	5.9
Consumer Staples	5.6
Health Care	5.6
Materials	5.4
Energy	3.4
Real Estate	2.7
Utilities	1.7
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,596	$ 468,690	$32,201,788	$31,394,995	$223	$—	1,275,324	$ 1,275,706	$ 688
State Street Navigator Securities Lending Portfolio II	2,793,649	2,793,649	36,116,975	23,111,754	—	—	15,798,870	15,798,870	34,055
Total		$3,262,339	$68,318,763	$54,506,749	$223	$—		$17,074,576	$34,743
See accompanying notes to financial statements.
110

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.1%
APA Group Stapled Security	322,611	$ 2,462,081
BELGIUM — 1.0%
Ageas SA/NV	38,282	2,319,829
CANADA — 22.2%
Atco, Ltd. Class I	71,359	2,368,698
Bank of Montreal	18,954	1,689,324
Bank of Nova Scotia	31,924	1,996,949
BCE, Inc.	63,013	2,844,196
Canadian Imperial Bank of Commerce (a)	20,555	2,012,406
Canadian Utilities, Ltd. Class A	98,046	2,632,034
Capital Power Corp. (a)	91,361	2,645,933
Emera, Inc.	50,627	2,252,909
Great-West Lifeco, Inc.	80,255	2,135,280
IGM Financial, Inc. (a)	79,398	2,419,496
Keyera Corp. (a)	182,732	3,797,557
Manulife Financial Corp.	86,982	1,870,648
Pembina Pipeline Corp. (a)	131,659	3,802,539
Power Corp. of Canada (a)	84,726	2,226,598
Royal Bank of Canada	16,458	1,517,276
Shaw Communications, Inc. Class B	134,458	3,496,111
SmartCentres Real Estate Investment Trust	186,097	3,975,577
TC Energy Corp. (a)	63,570	2,913,846
TELUS Corp.	106,317	2,117,289
Toronto-Dominion Bank	25,325	1,651,460
		50,366,126
CHINA — 4.7%
Beijing Enterprises Holdings, Ltd.	570,000	2,012,554
China Overseas Land & Investment, Ltd.	1,070,000	2,780,132
Guangdong Investment, Ltd.	1,040,000	1,693,547
Hengan International Group Co., Ltd.	310,000	2,037,572
Lenovo Group, Ltd.	1,478,000	2,102,616
		10,626,421
FINLAND — 2.8%
Elisa Oyj	32,696	1,965,187
Fortum Oyj	99,589	2,663,988
UPM-Kymmene Oyj	51,307	1,847,022
		6,476,197
FRANCE — 2.5%
Bouygues SA	53,481	2,149,053
Danone SA	26,241	1,804,200
Sanofi	18,051	1,787,392
		5,740,645
GERMANY — 0.7%
Allianz SE	6,731	1,717,070
Security Description	Shares	Value
HONG KONG — 8.2%
CK Infrastructure Holdings, Ltd.	477,880	$ 2,839,822
CLP Holdings, Ltd.	206,000	2,000,527
Henderson Land Development Co., Ltd.	638,000	2,864,023
New World Development Co., Ltd.	529,500	2,737,930
Power Assets Holdings, Ltd.	561,195	3,313,270
Sino Land Co., Ltd. (a)	1,760,000	2,449,459
Sun Hung Kai Properties, Ltd.	157,000	2,378,895
		18,583,926
JAPAN — 12.3%
Asahi Holdings, Inc. (a)	100,300	1,922,492
Chugoku Electric Power Co., Inc. (a)	151,000	1,857,095
Credit Saison Co., Ltd. (a)	109,100	1,311,174
Electric Power Development Co., Ltd. (a)	142,700	2,497,573
Japan Metropolitan Fund Invest REIT	2,353	2,408,365
Japan Tobacco, Inc.	168,606	3,242,423
KDDI Corp.	57,300	1,760,484
Mitsubishi UFJ Financial Group, Inc. (a)	395,500	2,117,804
MS&AD Insurance Group Holdings, Inc.	52,580	1,545,995
Nippon Telegraph & Telephone Corp.	64,900	1,669,193
Sankyo Co., Ltd.	87,500	2,322,511
SBI Holdings, Inc. (a)	53,300	1,447,059
Sekisui House, Ltd.	88,400	1,899,200
Yokohama Rubber Co., Ltd.	114,700	2,055,258
		28,056,626
MEXICO — 1.0%
Arca Continental SAB de CV	470,433	2,318,769
SINGAPORE — 0.8%
Singapore Technologies Engineering, Ltd.	606,200	1,755,074
SOUTH AFRICA — 0.9%
SPAR Group, Ltd.	159,469	2,050,728
SOUTH KOREA — 1.9%
KT&G Corp.	32,336	2,325,735
SK Telecom Co., Ltd.	8,364	2,032,339
		4,358,074
SPAIN — 1.8%
Enagas SA	185,410	4,035,735
SWEDEN — 0.8%
JM AB (a)	53,924	1,827,513
SWITZERLAND — 3.1%
Baloise Holding AG	7,897	1,349,240
Swiss Life Holding AG	3,455	1,705,566
Swisscom AG (a)	3,896	2,098,786

See accompanying notes to financial statements.
111

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	4,327	$ 1,854,658
		7,008,250
UNITED ARAB EMIRATES — 1.4%
Emirates NBD Bank PJSC	407,202	1,274,879
First Abu Dhabi Bank PJSC	477,278	1,897,080
		3,171,959
UNITED KINGDOM — 8.2%
Ashmore Group PLC	217,452	1,174,273
BAE Systems PLC	318,516	2,219,256
GlaxoSmithKline PLC	142,474	2,531,840
IG Group Holdings PLC	138,721	1,724,455
Legal & General Group PLC	617,871	2,379,263
Moneysupermarket.com Group PLC	552,092	2,030,750
Phoenix Group Holdings PLC	242,248	2,453,914
Primary Health Properties PLC REIT	861,520	1,761,564
Tate & Lyle PLC	218,441	2,312,212
		18,587,527
UNITED STATES — 23.6%
AT&T, Inc.	112,275	3,398,564
B&G Foods, Inc. (a)	103,954	3,228,811
Brandywine Realty Trust REIT	241,097	3,112,562
Comerica, Inc.	26,281	1,885,399
Exxon Mobil Corp.	76,590	4,276,020
FNB Corp.	160,729	2,041,258
H&R Block, Inc.	174,673	3,807,872
Highwoods Properties, Inc. REIT	53,650	2,303,731
Huntington Bancshares, Inc.	110,393	1,735,378
International Business Machines Corp.	17,935	2,390,018
LTC Properties, Inc. REIT	65,100	2,715,972
Mercury General Corp.	30,451	1,851,725
National Health Investors, Inc. REIT	43,026	3,109,919
People's United Financial, Inc.	131,448	2,352,919
Philip Morris International, Inc.	31,937	2,834,090
Security Description	Shares	Value
PPL Corp.	94,565	$ 2,727,255
Provident Financial Services, Inc.	89,018	1,983,321
South Jersey Industries, Inc.	119,015	2,687,359
Universal Corp.	55,535	3,276,010
Unum Group	65,510	1,823,143
		53,541,326
TOTAL COMMON STOCKS (Cost $217,349,688)		225,003,876

SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (b) (c)	125,685	125,723
State Street Navigator Securities Lending Portfolio II (d) (e)	14,082,686	14,082,686
TOTAL SHORT-TERM INVESTMENTS (Cost $14,208,409)		14,208,409
TOTAL INVESTMENTS — 105.3% (Cost $231,558,097)		239,212,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(12,022,627)
NET ASSETS — 100.0%		$ 227,189,658
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$225,003,876	$—	$—	$225,003,876
Short-Term Investments	14,208,409	—	—	14,208,409
TOTAL INVESTMENTS	$239,212,285	$—	$—	$239,212,285
See accompanying notes to financial statements.
112

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	25.3%
Utilities	17.9
Real Estate	14.3
Consumer Staples	11.2
Communication Services	9.4
Energy	6.5
Consumer Discretionary	6.1
Industrials	2.7
Information Technology	2.0
Health Care	1.9
Materials	1.7
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	30,739	$ 30,745	$ 8,075,036	$ 7,980,070	$12	$—	125,685	$ 125,723	$ 69
State Street Navigator Securities Lending Portfolio II	7,914,669	7,914,669	68,911,433	62,743,416	—	—	14,082,686	14,082,686	27,714
Total		$7,945,414	$76,986,469	$70,723,486	$12	$—		$14,208,409	$27,783
See accompanying notes to financial statements.
113

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 10.6%
Atlas Arteria, Ltd. Stapled Security	1,476,561	$ 6,691,505
Qube Holdings, Ltd.	2,929,695	6,671,893
Sydney Airport Stapled Security (a)	2,035,989	9,598,901
Transurban Group Stapled Security	2,110,153	21,407,878
		44,370,177
BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA ADR (b)	63,165	385,307
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	59,778	438,173
Cia Energetica de Minas Gerais ADR	176,900	401,563
Ultrapar Participacoes SA ADR (b)	253,259	967,449
		2,192,492
CANADA — 10.9%
Enbridge, Inc. (c)	546,266	19,897,408
Enbridge, Inc. (c)	21,922	797,961
Gibson Energy, Inc. (b)	47,239	837,023
Inter Pipeline, Ltd. (b)	139,280	1,991,377
Keyera Corp. (b)	71,719	1,490,472
Pembina Pipeline Corp. (b)	178,435	5,153,511
TC Energy Corp. (b)	317,355	14,546,542
Westshore Terminals Investment Corp. (b)	59,788	922,853
		45,637,147
CHILE — 0.2%
Enel Americas SA ADR	98,474	835,060
CHINA — 4.2%
Beijing Capital International Airport Co., Ltd. Class H	2,894,000	2,252,082
CGN Power Co., Ltd. Class H (d)	1,777,000	429,710
China Gas Holdings, Ltd.	355,600	1,456,806
China Longyuan Power Group Corp., Ltd. Class H	543,000	737,555
China Merchants Port Holdings Co., Ltd.	2,085,431	3,197,440
China Resources Gas Group, Ltd.	150,000	831,570
Guangdong Investment, Ltd.	504,000	820,719
Jiangsu Expressway Co., Ltd. Class H	1,882,000	2,343,286
Kunlun Energy Co., Ltd.	696,000	731,411
Shenzhen International Holdings, Ltd.	1,723,705	2,886,717
Zhejiang Expressway Co., Ltd. Class H	2,208,000	1,956,810
		17,644,106
Security Description	Shares	Value
DENMARK — 1.2%
Orsted A/S (d)	31,621	$ 5,119,464
FRANCE — 4.7%
Aeroports de Paris (a)	41,139	4,926,931
Engie SA (a)	310,981	4,424,327
Getlink SE (a)	668,982	10,284,204
		19,635,462
GERMANY — 3.2%
E.ON SE	392,737	4,580,755
Fraport AG Frankfurt Airport Services Worldwide (a)	56,948	3,470,370
Hamburger Hafen und Logistik AG	30,910	685,882
RWE AG	118,291	4,646,294
		13,383,301
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	7,779,000	1,750,275
ITALY — 7.8%
ASTM SpA (a)	95,192	2,886,481
Atlantia SpA (a)	775,570	14,538,856
Enav SpA (d)	392,028	1,911,192
Enel SpA	1,351,620	13,491,625
		32,828,154
JAPAN — 1.8%
Iwatani Corp.	17,100	1,056,950
Japan Airport Terminal Co., Ltd. (a)	128,900	6,345,846
		7,402,796
LUXEMBOURG — 0.1%
Corp. America Airports SA (a)	44,300	217,513
MEXICO — 3.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)(b)	66,227	3,345,788
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)(b)	56,416	5,934,399
Grupo Aeroportuario del Sureste SAB de CV ADR (a)	30,703	5,458,686
		14,738,873
NETHERLANDS — 0.3%
Koninklijke Vopak NV	21,218	1,058,597
NEW ZEALAND — 2.4%
Auckland International Airport, Ltd. (a)	1,859,248	10,208,658
SPAIN — 7.5%
Aena SME SA (a)(d)	113,165	18,394,282
Iberdrola SA	1,021,677	13,190,529
		31,584,811
SWITZERLAND — 1.2%
Flughafen Zurich AG (a)	29,308	4,836,139

See accompanying notes to financial statements.
114

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 3.5%
James Fisher & Sons PLC	13,928	$ 204,079
John Menzies PLC (a)	100,553	459,206
National Grid PLC	667,346	7,955,173
Signature Aviation PLC (a)	1,120,223	6,248,748
		14,867,206
UNITED STATES — 35.6%
American Electric Power Co., Inc.	86,877	7,358,482
American Water Works Co., Inc.	31,730	4,756,962
Cheniere Energy, Inc. (a)	74,845	5,389,588
Dominion Energy, Inc.	140,921	10,704,359
DTE Energy Co.	33,900	4,513,446
Duke Energy Corp.	134,468	12,980,196
Equitrans Midstream Corp.	132,388	1,080,286
Eversource Energy	59,974	5,193,149
Exelon Corp.	170,825	7,471,885
Kinder Morgan, Inc.	631,815	10,519,720
Macquarie Infrastructure Corp.	113,064	3,596,566
NextEra Energy, Inc.	288,330	21,800,631
ONEOK, Inc.	144,403	7,315,456
Public Service Enterprise Group, Inc.	88,365	5,320,457
Sempra Energy	52,969	7,022,630
Southern Co.	184,866	11,491,270
Targa Resources Corp.	74,228	2,356,739
WEC Energy Group, Inc.	55,196	5,165,794
Williams Cos., Inc.	393,924	9,332,059
Xcel Energy, Inc.	94,023	6,253,470
		149,623,145
TOTAL COMMON STOCKS (Cost $399,742,311)		417,933,376

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (e) (f)	1,072,750	1,073,072
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	9,264,240	$ 9,264,240
TOTAL SHORT-TERM INVESTMENTS (Cost $10,337,312)		10,337,312
TOTAL INVESTMENTS — 102.0% (Cost $410,079,623)		428,270,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(8,514,383)
NET ASSETS — 100.0%		$ 419,756,305
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.2% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$417,933,376	$—	$—	$417,933,376
Short-Term Investments	10,337,312	—	—	10,337,312
TOTAL INVESTMENTS	$428,270,688	$—	$—	$428,270,688
See accompanying notes to financial statements.
115

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Industry Breakdown as of March 31, 2021

% of Net Assets
Transportation Infrastructure	38.9%
Electric Utilities	25.3
Oil, Gas & Consumable Fuels	19.7
Multi-Utilities	12.9
Water Utilities	1.4
Gas Utilities	0.7
Independent Power and Renewable Electricity Producers	0.3
Trading Companies & Distributors	0.3
Distributors	0.1
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	934,648	$ 934,835	$18,800,695	$18,662,488	$(41)	$71	1,072,750	$ 1,073,072	$ 306
State Street Navigator Securities Lending Portfolio II	8,696,630	8,696,630	79,147,496	78,579,886	—	—	9,264,240	9,264,240	21,059
Total		$9,631,465	$97,948,191	$97,242,374	$(41)	$71		$10,337,312	$21,365
See accompanying notes to financial statements.
116

[This Page Intentionally Left Blank]
117

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$106,347,250	$190,457,791	$580,402,068	$168,989,276
Investments in affiliated issuers, at value	1,669,739	3,729,501	8,444,439	2,269,381
Total Investments	108,016,989	194,187,292	588,846,507	171,258,657
Foreign currency, at value	117,511	473,185	1,855,368	372,638
Cash	422	—	—	—
Receivable for investments sold	—	14,606	452,796	—
Dividends receivable — unaffiliated issuers	175,953	649,805	2,330,734	395,490
Dividends receivable — affiliated issuers	337	10	7	17
Securities lending income receivable — unaffiliated issuers	200	267	—	222
Securities lending income receivable — affiliated issuers	406	1,359	4,672	545
Receivable from Adviser	5,957	11,825	—	—
Receivable for foreign taxes recoverable	82,150	216,685	992,309	954
Other Receivable	1,383	1,382	—	1,382
TOTAL ASSETS	108,401,308	195,556,416	594,482,393	172,029,905
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	1,135,274	3,320,459	8,387,748	2,216,137
Payable for investments purchased	1,830	136,111	—	—
Deferred foreign taxes payable	9,403	—	—	287,442
Advisory fee payable	22,404	43,355	148,319	41,283
Trustees’ fees and expenses payable	148	51	441	85
Accrued expenses and other liabilities	173	1,080	—	1,282
TOTAL LIABILITIES	1,169,232	3,501,056	8,536,508	2,546,229
NET ASSETS	$107,232,076	$192,055,360	$585,945,885	$169,483,676
NET ASSETS CONSIST OF:
Paid-in Capital	$ 89,417,810	$165,447,140	$543,634,749	$ 145,637,112
Total distributable earnings (loss)**	17,814,266	26,608,220	42,311,136	23,846,564
NET ASSETS	$107,232,076	$192,055,360	$585,945,885	$169,483,676
NET ASSET VALUE PER SHARE
Net asset value per share	$ 119.15	$ 80.02	$ 71.90	$ 78.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	2,400,000	8,150,000	2,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 85,250,228	$162,004,296	$521,887,743	$137,992,633
Investments in affiliated issuers	1,667,296	3,729,500	8,444,439	2,269,381
Total cost of investments	$ 86,917,524	$165,733,796	$530,332,182	$140,262,014
Foreign currency, at cost	$ 119,143	$ 476,557	$ 1,866,183	$ 373,137
* Includes investments in securities on loan, at value	$ 1,935,103	$ 8,420,034	$ 14,569,592	$ 3,480,728
** Includes deferred foreign taxes	$ 9,403	$ —	$ —	$ 287,442
See accompanying notes to financial statements.
118

SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF

$87,801,335	$48,471,938	$782,520,327	$225,003,876	$417,933,376
852,016	508,186	17,074,576	14,208,409	10,337,312
88,653,351	48,980,124	799,594,903	239,212,285	428,270,688
361,537	123,628	1,800,583	777,381	715,707
—	—	—	—	—
—	9,738	—	5,972,528	29,767,813
337,336	98,098	633,439	1,290,449	594,859
—	6	86	18	34
259	130	10,020	4,420	2,285
1,143	128	6,376	9,885	2,751
—	—	—	—	—
2,018	24,399	—	153,039	48,577
1,982	—	—	—	—
89,357,626	49,236,251	802,045,407	247,420,005	459,402,714

17,062	—	—	—	—
852,016	378,200	15,798,870	14,082,686	9,264,240
13	180,350	—	6,072,687	30,242,273
381,186	—	1,376,998	—	—
27,588	12,192	331,660	74,139	139,100
502	1	590	835	796
—	—	—	—	—
1,278,367	570,743	17,508,118	20,230,347	39,646,409
$88,079,259	$48,665,508	$784,537,289	$227,189,658	$419,756,305

$86,029,736	$41,598,719	$649,213,515	$294,724,740	$446,527,863
2,049,523	7,066,789	135,323,774	(67,535,082)	(26,771,558)
$88,079,259	$48,665,508	$784,537,289	$227,189,658	$419,756,305

$ 67.75	$ 97.33	$ 130.76	$ 65.85	$ 51.50
1,300,000	500,000	6,000,000	3,450,000	8,150,000

$68,309,652	$40,608,260	$564,104,845	$217,349,688	$ 399,742,311
852,016	505,038	17,074,576	14,208,409	10,337,312
$69,161,668	$ 41,113,298	$581,179,421	$231,558,097	$410,079,623
$ 364,113	$ 124,828	$ 1,817,572	$ 783,241	$ 717,408
$ 1,398,877	$ 718,389	$ 22,777,849	$ 28,784,471	$ 17,908,719
$ 240,988	$ —	$ 1,376,998	$ —	$ —
119

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 739,943	$ 1,843,484	$ 6,613,726	$ 912,013
Dividend income — affiliated issuers	640	122	227	151
Unaffiliated securities lending income	667	1,707	4,758	1,643
Affiliated securities lending income	2,298	5,936	15,046	1,759
Foreign taxes withheld	(40,550)	(142,776)	(536,936)	(140,437)
TOTAL INVESTMENT INCOME (LOSS)	702,998	1,708,473	6,096,821	775,129
EXPENSES
Advisory fee	118,953	235,355	748,081	198,382
Trustees’ fees and expenses	401	781	2,395	597
TOTAL EXPENSES	119,354	236,136	750,476	198,979
Expenses waived/reimbursed by the Adviser	(38,499)	(76,487)	—	—
NET EXPENSES	80,855	159,649	750,476	198,979
NET INVESTMENT INCOME (LOSS)	$ 622,143	$ 1,548,824	$ 5,346,345	$ 576,150
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(92,005)	(198,853)	(2,944,861)	(1,657,022)
Investments — affiliated issuers	(4)	3	(16)	—
In-kind redemptions — unaffiliated issuers	—	—	—	—
Foreign currency transactions	3,913	7,784	51,316	(48,664)
Net realized gain (loss)	(88,096)	(191,066)	(2,893,561)	(1,705,686)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	13,584,793	24,260,479	69,707,174	22,515,989
Investments — affiliated issuers	11,969	1	16	—
Foreign currency translations	(2,932)	(12,898)	(73,639)	(9,106)
Net change in unrealized appreciation/depreciation	13,593,830	24,247,582	69,633,551	22,506,883
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,505,734	24,056,516	66,739,990	20,801,197
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,127,877	$25,605,340	$72,086,335	$21,377,347
* Includes foreign capital gain taxes	$ —	$ —	$ —	$ —
** Includes foreign deferred taxes	$ (9,403)	$ —	$ —	$ (287,442)
See accompanying notes to financial statements.
120

SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF

$ 1,093,369	$ 508,877	$ 2,028,696	$ 4,619,794	$ 6,128,354
142	244	688	69	306
3,398	531	43,925	18,032	10,626
4,674	757	34,055	27,714	21,059
(150,365)	(21,812)	(287,403)	(389,576)	(267,711)
951,218	488,597	1,819,961	4,276,033	5,892,634

210,543	68,352	1,696,624	383,791	737,094
1,113	211	3,614	1,578	2,318
211,656	68,563	1,700,238	385,369	739,412
—	—	—	—	—
211,656	68,563	1,700,238	385,369	739,412
$ 739,562	$ 420,034	$ 119,723	$ 3,890,664	$ 5,153,222

11,334,518	(355,852)	(5,363,700)	(17,309,606)	(6,127,558)
79	(1,348)	223	12	(41)
4,216,930	—	—	4,238,240	6,615,422
(80,436)	3,207	(23,428)	30,416	39,996
15,471,091	(353,993)	(5,386,905)	(13,040,938)	527,819

13,008,831	7,246,143	113,133,603	53,719,585	54,745,530
57	7,120	—	—	71
(10,410)	(2,601)	(21,082)	(16,055)	5,781
12,998,478	7,250,662	113,112,521	53,703,530	54,751,382
28,469,569	6,896,669	107,725,616	40,662,592	55,279,201
$29,209,131	$7,316,703	$107,845,339	$ 44,553,256	$60,432,423
$ (490,300)	$ —	$ —	$ —	$ —
$ 44,943	$ —	$ (1,376,998)	$ —	$ —
121

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI ACWI Low Carbon Target ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 622,143	$ 1,393,913	$ 1,548,824	$ 2,359,428
Net realized gain (loss)	(88,096)	792,588	(191,066)	(1,753,081)
Net change in unrealized appreciation/depreciation	13,593,830	456,567	24,247,582	4,165,450
Net increase (decrease) in net assets resulting from operations	14,127,877	2,643,068	25,605,340	4,771,797
Net equalization credits and charges	62,484	(82,444)	165,318	202,120
Distributions to shareholders	(724,165)	(1,504,244)	(1,322,266)	(2,113,204)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	23,585,589	10,159,334	45,549,496	35,383,721
Cost of shares redeemed	—	(23,902,352)	—	—
Net income equalization	(62,484)	82,444	(165,318)	(202,120)
Other Capital	3,280	5,223	1,980	1,415
Net increase (decrease) in net assets from beneficial interest transactions	23,526,385	(13,655,351)	45,386,158	35,183,016
Net increase (decrease) in net assets during the period	36,992,581	(12,598,971)	69,834,550	38,043,729
Net assets at beginning of period	70,239,495	82,838,466	122,220,810	84,177,081
NET ASSETS AT END OF PERIOD	$107,232,076	$ 70,239,495	$192,055,360	$122,220,810
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	100,000	600,000	550,000
Shares redeemed	—	(300,000)	—	—
Net increase (decrease)	200,000	(200,000)	600,000	550,000
See accompanying notes to financial statements.
122

SPDR MSCI EAFE StrategicFactors ETF		SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20

$ 5,346,345	$ 8,269,098	$ 576,150	$ 1,626,737	$ 739,562	$ 4,462,355
(2,893,561)	5,041,181	(1,705,686)	(2,135,820)	15,471,091	1,433,144
69,633,551	(17,294,978)	22,506,883	9,558,014	12,998,478	(5,281,443)
72,086,335	(3,984,699)	21,377,347	9,048,931	29,209,131	614,056
—	—	105,662	448,626	—	—
(3,873,813)	(9,027,284)	(1,215,371)	(2,646,382)	(2,729,014)	(5,878,513)

131,872,545	167,506,481	54,281,151	25,392,626	8,176,408	15,807,288
—	(89,191,382)	—	(8,559,275)	(94,886,368)	(131,409,265)
—	—	(105,662)	(448,626)	—	—
8,436	11,173	45,332	38,818	143,729	165,298
131,880,981	78,326,272	54,220,821	16,423,543	(86,566,231)	(115,436,679)
200,093,503	65,314,289	74,488,459	23,274,718	(60,086,114)	(120,701,136)
385,852,382	320,538,093	94,995,217	71,720,499	148,165,373	268,866,509
$585,945,885	$385,852,382	$169,483,676	$94,995,217	$ 88,079,259	$ 148,165,373

1,900,000	2,650,000	700,000	400,000	125,000	275,000
—	(1,500,000)	—	(150,000)	(1,450,000)	(2,325,000)
1,900,000	1,150,000	700,000	250,000	(1,325,000)	(2,050,000)
123

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 420,034	$ 587,497	$ 119,723	$ 8,370,423
Net realized gain (loss)	(353,993)	(207,528)	(5,386,905)	5,562,897
Net change in unrealized appreciation/depreciation	7,250,662	(597,188)	113,112,521	74,027,618
Net increase (decrease) in net assets resulting from operations	7,316,703	(217,219)	107,845,339	87,960,938
Distributions to shareholders	(392,312)	(552,905)	(5,678,702)	(8,869,600)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	25,195,709	141,771,151	72,097,299
Cost of shares redeemed	—	(6,860,732)	—	(51,145,494)
Other Capital	—	793	160,337	128,898
Net increase (decrease) in net assets from beneficial interest transactions	—	18,335,770	141,931,488	21,080,703
Net increase (decrease) in net assets during the period	6,924,391	17,565,646	244,098,125	100,172,041
Net assets at beginning of period	41,741,117	24,175,471	540,439,164	440,267,123
NET ASSETS AT END OF PERIOD	$48,665,508	$ 41,741,117	$784,537,289	$540,439,164
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	300,000	1,100,000	700,000
Shares redeemed	—	(100,000)	—	(500,000)
Net increase (decrease)	—	200,000	1,100,000	200,000
See accompanying notes to financial statements.
124

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF
Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20

$ 3,890,664	$ 11,879,576	$ 5,153,222	$ 11,374,832
(13,040,938)	(23,173,518)	527,819	(1,144,071)
53,703,530	(46,579,321)	54,751,382	(73,742,212)
44,553,256	(57,873,263)	60,432,423	(63,511,451)
(5,651,983)	(12,320,520)	(5,727,091)	(11,618,270)

90,466,947	176,953,193	57,815,902	81,192,434
(114,662,999)	(170,997,266)	(33,810,987)	(64,843,310)
22,889	10,000	1,030	3,039
(24,173,163)	5,965,927	24,005,945	16,352,163
14,728,110	(64,227,856)	78,711,277	(58,777,558)
212,461,548	276,689,404	341,045,028	399,822,586
$ 227,189,658	$ 212,461,548	$419,756,305	$341,045,028

1,450,000	2,525,000	1,150,000	1,650,000
(2,000,000)	(2,625,000)	(700,000)	(1,450,000)
(550,000)	(100,000)	450,000	200,000
125

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 100.34	$ 92.04	$ 92.20	$ 86.02	$ 74.37	$ 67.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.86	1.84	2.09	1.96	1.82	1.69
Net realized and unrealized gain (loss) (c)	18.89	8.49	(0.25)	6.04	11.37	6.47
Total from investment operations	19.75	10.33	1.84	8.00	13.19	8.16
Net equalization credits and charges (b)	0.09	(0.11)	0.03	0.01	0.17	0.02
Other capital	0.00(d)	0.01	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.03)	(1.93)	(2.03)	(1.83)	(1.71)	(1.66)
Net realized gains	—	—	—	—	—	(0.05)
Total distributions	(1.03)	(1.93)	(2.03)	(1.83)	(1.71)	(1.71)
Net asset value, end of period	$ 119.15	$100.34	$ 92.04	$ 92.20	$ 86.02	$ 74.37
Total return (e)	19.83%	11.18%	2.25%	9.36%	18.16%	12.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$107,232	$70,239	$82,838	$165,962	$146,234	$96,683
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.54%(f)	1.95%	2.39%	2.17%	2.28%	2.38%
Portfolio turnover rate (g)	4%(h)	10%	15%	17%	12%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
126

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 67.90	$ 67.34	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	1.52	1.95	2.10	1.72
Net realized and unrealized gain (loss) (c)	11.96	0.28	(2.68)	(1.07)	10.56
Total from investment operations	12.70	1.80	(0.73)	1.03	12.28
Net equalization credits and charges (b)	0.08	0.13	0.06	0.04	0.02
Other capital	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.66)	(1.37)	(1.93)	(1.62)	(1.56)
Net realized gains	—	—	—	(0.25)	—
Total distributions	(0.66)	(1.37)	(1.93)	(1.87)	(1.56)
Net asset value, end of period	$ 80.02	$ 67.90	$ 67.34	$ 69.94	$ 70.74
Total return (e)	18.87%	2.83%	(0.79)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$192,055	$122,221	$84,177	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%(f)
Net expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%(f)
Net investment income (loss)	1.94%(f)	2.30%	2.97%	2.93%	2.83%(f)
Portfolio turnover rate (g)	3%(h)	7%	6%	5%	9%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
127

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 61.74	$ 62.85	$ 64.08	$ 63.16	$ 55.43	$52.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	1.43	1.84	1.85	1.90	1.56
Net realized and unrealized gain (loss) (c)	9.95	(0.94)	(1.08)	0.64	6.86	2.70
Total from investment operations	10.69	0.49	0.76	2.49	8.76	4.26
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.53)	(1.60)	(1.99)	(1.57)	(1.03)	(1.51)
Net asset value, end of period	$ 71.90	$ 61.74	$ 62.85	$ 64.08	$ 63.16	$55.43
Total return (e)	17.35%	0.69%	1.39%	3.95%	15.92%	8.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$585,946	$385,852	$320,538	$265,941	$192,644	$8,315
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.14%(f)	2.32%	3.02%	2.87%	3.20%	2.89%
Portfolio turnover rate (g)	9%(h)	14%	12%	6%	9%	20%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
128

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 65.51	$ 59.77	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	1.15	2.15(c)	1.42	1.38
Net realized and unrealized gain (loss) (d)	13.65	5.98	(4.16)	(3.17)	9.81
Total from investment operations	13.99	7.13	(2.01)	(1.75)	11.19
Net equalization credits and charges (b)	0.06	0.32	0.27	0.25	0.17
Other capital	0.03	0.03	0.05	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.76)	(1.74)	(1.26)	(0.62)	(1.12)
Net realized gains	—	—	—	(0.44)	—
Total distributions	(0.76)	(1.74)	(1.26)	(1.06)	(1.12)
Net asset value, end of period	$ 78.83	$ 65.51	$ 59.77	$ 62.72	$ 65.27
Total return (e)	21.55%	12.59%	(2.62)%(c)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$169,484	$94,995	$71,720	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)	0.87%(f)	1.88%	3.54%(c)	2.10%	2.44%(f)
Portfolio turnover rate (g)	6%(h)	17%	7%	8%	2%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
129

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 56.44	$ 57.51	$ 59.60	$ 60.69	$ 53.58	$ 47.58
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	1.39	1.63	1.53	1.40	1.27
Net realized and unrealized gain (loss) (c)	12.04	(0.70)	(2.02)	(1.35)	6.69	5.69
Total from investment operations	12.38	0.69	(0.39)	0.18	8.09	6.96
Other capital	0.07	0.05	0.01	0.04	0.01	0.05
Distributions to shareholders from:
Net investment income	(1.14)	(1.81)	(1.71)	(1.31)	(0.99)	(1.01)
Total distributions	(1.14)	(1.81)	(1.71)	(1.31)	(0.99)	(1.01)
Net asset value, end of period	$ 67.75	$ 56.44	$ 57.51	$ 59.60	$ 60.69	$ 53.58
Total return (d)	22.16%	1.18%	(0.52)%	0.23%	15.39%	15.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$88,079	$148,165	$268,867	$266,725	$213,945	$116,539
Ratios to average net assets:
Total expenses	0.30%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.05%(e)	2.50%	2.84%	2.44%	2.50%	2.59%
Portfolio turnover rate (f)	15%(g)	23%	23%	30%	17%	34%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
130

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 83.48	$ 80.58	$ 78.67	$ 72.02	$ 63.75	$57.96
Income (loss) from investment operations:
Net investment income (loss) (b)	0.84	1.67	1.61	1.61	1.58	1.40
Net realized and unrealized gain (loss) (c)	13.79	3.07	2.10	6.89	8.20	6.46
Total from investment operations	14.63	4.74	3.71	8.50	9.78	7.86
Other capital	—	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.78)	(1.84)	(1.80)	(1.48)	(1.51)	(1.37)
Net realized gains	—	—	—	(0.37)	—	(0.70)
Total distributions	(0.78)	(1.84)	(1.80)	(1.85)	(1.51)	(2.07)
Net asset value, end of period	$ 97.33	$ 83.48	$ 80.58	$ 78.67	$ 72.02	$63.75
Total return (e)	17.59%	5.87%	4.99%	11.93%	15.53%	13.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,666	$41,741	$24,175	$31,468	$21,606	$6,375
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.84%(f)	2.05%	2.13%	2.13%	2.32%	2.29%
Portfolio turnover rate (g)	13%(h)	18%	14%	18%	12%	18%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
131

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 110.29	$ 93.67	$ 97.31	$ 98.49	$ 81.92	$ 72.62
Income (loss) from investment operations:
Net investment income (loss) (b)	0.02	1.66	1.89	1.93	1.71	1.38
Net realized and unrealized gain (loss) (c)	21.53	16.72	(3.50)	(1.22)	16.67	10.81
Total from investment operations	21.55	18.38	(1.61)	0.71	18.38	12.19
Other capital	0.03	0.03	0.02	0.01	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.11)	(1.79)	(2.05)	(1.90)	(1.81)	(2.89)
Net asset value, end of period	$ 130.76	$ 110.29	$ 93.67	$ 97.31	$ 98.49	$ 81.92
Total return (e)	19.61%	19.82%	(1.56)%	0.63%	23.02%	17.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$784,537	$540,439	$440,267	$437,903	$413,653	$335,858
Ratios to average net assets:
Total expenses	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.03%(f)	1.67%	2.01%	1.86%	1.98%	1.85%
Portfolio turnover rate (g)	4%(h)	8%	14%	5%	4%	1%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
132

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 53.12	$ 67.49	$ 68.01	$ 67.64	$ 63.21	$ 58.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.23	2.72	2.85	2.84	2.44	2.56
Net realized and unrealized gain (loss) (c)	13.27	(14.24)	(0.34)	(0.04)	4.19	4.87
Total from investment operations	14.50	(11.52)	2.51	2.80	6.63	7.43
Net equalization credits and charges (b)	—	—	0.04	0.06	0.10	0.08
Other capital	0.01	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.78)	(2.85)	(3.07)	(2.49)	(2.30)	(2.61)
Net realized gains	—	—	—	—	—	(0.29)
Total distributions	(1.78)	(2.85)	(3.07)	(2.49)	(2.30)	(2.90)
Net asset value, end of period	$ 65.85	$ 53.12	$ 67.49	$ 68.01	$ 67.64	$ 63.21
Total return (e)	27.59%	(17.21)%	3.98%	4.23%	10.83%	13.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$227,190	$212,462	$276,689	$207,417	$165,725	$104,298
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.05%(f)	4.54%	4.31%	4.12%	3.76%	4.27%
Portfolio turnover rate (g)	55%(h)	82%	53%	39%	47%	49%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
133

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 44.29	$ 53.31	$ 48.50	$ 51.82	$ 47.69	$ 43.31
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	1.48	1.86	1.81	1.73	1.58
Net realized and unrealized gain (loss) (c)	7.30	(8.96)	4.63	(3.55)	4.03	4.23
Total from investment operations	7.99	(7.48)	6.49	(1.74)	5.76	5.81
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.78)	(1.54)	(1.68)	(1.58)	(1.63)	(1.43)
Net asset value, end of period	$ 51.50	$ 44.29	$ 53.31	$ 48.50	$ 51.82	$ 47.69
Total return (e)	18.13%	(14.46)%	13.76%	(3.43)%	12.35%	13.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$419,756	$341,045	$399,823	$252,209	$181,377	$85,850
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.80%(f)	3.07%	3.69%	3.61%	3.54%	3.55%
Portfolio turnover rate (g)	8%(h)	15%	14%	21%	22%	21%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
134

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF and SPDR S&P Emerging Asia Pacific ETF which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
135

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
136

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following funds utilized equalization during the period ended March 31, 2021:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
137

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI ACWI Low Carbon Target ETF	0.20% (1)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20 (1)
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
(1)	Effective March 24, 2021, the management fee of the Fund was reduced from 0.30% to 0.20% of the Fund’s average daily net assets.
Prior to March 24, 2021, the Adviser had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, of the SPDR MSCI ACWI Low Carbon Target ETF and SPDR MSCI EAFE Fossil Fuel Reserves Free ETF were limited to 0.20%, respectively, of the applicable Fund’s average daily net assets.
Each contractual fee waiver and/or expense reimbursement did not and does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. Effective March 24, 2021, the contractual fee waivers were terminated with the approval of the Board. For the period ended March 31, 2021, the Adviser waived $38,499 and $76,487 of fees in the SPDR MSCI ACWI Low Carbon Target ETF and SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, respectively.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Funds’ Board of Trustees. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
138

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2021, were as follows:
	Purchases	Sales
SPDR MSCI ACWI Low Carbon Target ETF	$ 5,166,546	$ 2,968,991
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	7,313,401	4,928,106
SPDR MSCI EAFE StrategicFactors ETF	53,624,652	44,809,402
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	45,674,013	7,656,002
SPDR MSCI Emerging Markets StrategicFactors ETF	20,012,005	71,561,820
SPDR MSCI World StrategicFactors ETF	5,938,895	5,854,540
SPDR S&P Emerging Asia Pacific ETF	118,287,325	28,469,848
SPDR S&P Global Dividend ETF	117,080,323	105,477,303
SPDR S&P Global Infrastructure ETF	34,145,644	29,793,979
139

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

For the period ended March 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI ACWI Low Carbon Target ETF	$ 20,800,479	$ —	$ —
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	42,413,135	—	—
SPDR MSCI EAFE StrategicFactors ETF	121,326,134	—	—
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	15,088,045	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	1,100,683	37,942,946	4,216,930
SPDR MSCI World StrategicFactors ETF	—	—	—
SPDR S&P Emerging Asia Pacific ETF	46,392,366	—	—
SPDR S&P Global Dividend ETF	74,308,361	112,057,083	4,238,240
SPDR S&P Global Infrastructure ETF	51,816,492	33,715,097	6,615,422
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2020, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
140

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

As of March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI ACWI Low Carbon Target ETF	$ 86,990,937	$ 24,437,445	$ 3,411,393	$ 21,026,052
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	166,062,320	33,108,856	4,983,884	28,124,972
SPDR MSCI EAFE StrategicFactors ETF	531,073,290	75,279,190	17,505,973	57,773,217
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	140,901,321	35,097,269	4,739,933	30,357,336
SPDR MSCI Emerging Markets StrategicFactors ETF	70,052,093	25,749,218	7,147,960	18,601,258
SPDR MSCI World StrategicFactors ETF	41,201,082	8,493,852	714,810	7,779,042
SPDR S&P Emerging Asia Pacific ETF	583,819,519	271,872,914	56,097,530	215,775,384
SPDR S&P Global Dividend ETF	233,212,412	12,381,936	6,382,063	5,999,873
SPDR S&P Global Infrastructure ETF	410,340,352	35,523,150	17,592,814	17,930,336
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR MSCI ACWI Low Carbon Target ETF	$ 1,935,103	$ 1,135,274	$ 888,976	$ 2,024,250
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	8,420,034	3,320,459	5,692,327	9,012,786
SPDR MSCI EAFE StrategicFactors ETF	14,569,592	8,387,748	7,079,003	15,466,751
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,480,728	2,216,137	1,418,755	3,634,892
SPDR MSCI Emerging Markets StrategicFactors ETF	1,398,877	852,016	618,372	1,470,388
SPDR MSCI World StrategicFactors ETF	718,389	378,200	382,031	760,231
SPDR S&P Emerging Asia Pacific ETF	22,777,849	15,798,870	8,232,252	24,031,122
141

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Global Dividend ETF	$28,784,471	$14,082,686	$16,287,105	$30,369,791
SPDR S&P Global Infrastructure ETF	17,908,719	9,264,240	9,205,209	18,469,449
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of March 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	$ 1,135,274	$—	$—	$—	$ 1,135,274	$ 1,135,274
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	3,320,459	—	—	—	3,320,459	3,320,459
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	8,387,748	—	—	—	8,387,748	8,387,748
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	2,216,137	—	—	—	2,216,137	2,216,137
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	852,016	—	—	—	852,016	852,016
SPDR MSCI World StrategicFactors ETF	Common Stocks	378,200	—	—	—	378,200	378,200
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	15,798,870	—	—	—	15,798,870	15,798,870
SPDR S&P Global Dividend ETF	Common Stocks	14,082,686	—	—	—	14,082,686	14,082,686
SPDR S&P Global Infrastructure ETF	Common Stocks	9,264,240	—	—	—	9,264,240	9,264,240
9.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2021:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Funds had no outstanding loans as of March 31, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
142

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
143

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
144

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI ACWI Low Carbon Target ETF	0.20%	$1,198.30	$1.10	$1,023.90	$1.01
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	1,188.70	1.09	1,023.90	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,173.50	1.63	1,023.40	1.51
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	1,215.50	1.66	1,023.40	1.51
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,221.60	1.66	1,023.40	1.51
SPDR MSCI World StrategicFactors ETF	0.30	1,175.90	1.63	1,023.40	1.51
SPDR S&P Emerging Asia Pacific ETF	0.49	1,196.10	2.68	1,022.50	2.47
SPDR S&P Global Dividend ETF	0.40	1,275.90	2.27	1,022.90	2.02
SPDR S&P Global Infrastructure ETF	0.40	1,181.30	2.18	1,022.90	2.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
145

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Funds' website at www.ssga.com and SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
146

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRISMAINSAR

Semi-Annual Report
March 31, 2021
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
ASML Holding NV	7.5%
LVMH Moet Hennessy Louis Vuitton SE	5.2
Linde PLC	4.3
SAP SE	3.9
Siemens AG	3.6
TOTAL SE	3.6
Sanofi	3.3
Allianz SE	3.1
L'Oreal SA	2.8
Schneider Electric SE	2.6
TOTAL	39.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.0%
Tencent Holdings, Ltd.	1.8
Alibaba Group Holding, Ltd. ADR	1.6
Samsung Electronics Co., Ltd. GDR	1.4
Nestle SA	1.3
ASML Holding NV	1.0
Roche Holding AG	0.9
Novartis AG	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.7
Toyota Motor Corp.	0.7
TOTAL	12.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Chung-Hsin Electric & Machinery Manufacturing Corp.	3.3%
Power Grid Corp. of India, Ltd.	3.2
Lenovo Group, Ltd.	3.1
Saudi Electricity Co.	3.0
China Resources Land, Ltd.	3.0
China Overseas Land & Investment, Ltd.	3.0
Fomento Economico Mexicano SAB de CV	2.9
Quanta Computer, Inc.	2.9
ITC, Ltd.	2.9
Wal-Mart de Mexico SAB de CV	2.9
TOTAL	30.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Daqo New Energy Corp. ADR	0.5%
GCL-Poly Energy Holdings, Ltd.	0.4
Woolworths Holdings, Ltd.	0.4
Mr. Price Group, Ltd.	0.3
Sinbon Electronics Co., Ltd.	0.3
Chinasoft International, Ltd.	0.3
Elan Microelectronics Corp.	0.3
YFY, Inc.	0.3
Alchip Technologies, Ltd.	0.3
Teco Electric and Machinery Co., Ltd.	0.3
TOTAL	3.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Shaw Communications, Inc. Class B	2.5%
TOTAL SE	2.4
Enagas SA	2.2
BCE, Inc.	2.0
Endesa SA	1.9
TC Energy Corp.	1.9
Telenor ASA	1.9
Red Electrica Corp. SA	1.8
GlaxoSmithKline PLC	1.8
National Grid PLC	1.6
TOTAL	20.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.6%
Anheuser-Busch InBev SA	498,886	$ 31,515,798
CHINA — 1.5%
Prosus NV	261,927	29,183,484
FINLAND — 1.0%
Kone Oyj Class B	238,386	19,516,986
FRANCE — 35.7%
Air Liquide SA	278,992	45,676,350
Airbus SE (a)	341,642	38,763,866
AXA SA	1,218,691	32,778,800
BNP Paribas SA (a)	679,226	41,415,489
Danone SA	382,542	26,301,682
Engie SA (a)	1,093,307	15,554,478
EssilorLuxottica SA	175,328	28,611,834
Kering SA	43,168	29,862,813
L'Oreal SA	143,865	55,256,799
LVMH Moet Hennessy Louis Vuitton SE	156,124	104,242,061
Pernod Ricard SA	120,885	22,739,275
Safran SA (a)	223,395	30,469,626
Sanofi	671,852	66,526,098
Schneider Electric SE	333,990	51,128,108
TOTAL SE	1,548,838	72,404,359
Vinci SA	348,413	35,773,012
Vivendi SE	509,038	16,751,618
		714,256,268
GERMANY — 29.5%
Adidas AG (a)	109,973	34,406,671
Allianz SE	242,824	61,944,097
BASF SE	540,973	45,040,445
Bayer AG	578,658	36,698,003
Bayerische Motoren Werke AG	188,398	19,589,387
Daimler AG	494,458	44,172,163
Deutsche Boerse AG	111,707	18,603,676
Deutsche Post AG	580,302	31,864,377
Deutsche Telekom AG	1,909,891	38,541,393
Infineon Technologies AG	769,224	32,686,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	82,528	25,470,916
SAP SE	643,280	78,946,388
Siemens AG	440,634	72,502,765
See accompanying notes to financial statements.
6

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	107,834	$ 30,239,505
Vonovia SE	311,776	20,410,160
		591,116,544
IRELAND — 2.1%
CRH PLC	467,488	21,961,052
Flutter Entertainment PLC (a)	97,547	21,014,783
		42,975,835
ITALY — 4.7%
Enel SpA	4,575,460	45,671,410
Eni SpA	1,476,893	18,215,396
Intesa Sanpaolo SpA (a)	10,744,907	29,178,110
		93,064,916
NETHERLANDS — 13.1%
Adyen NV (a)(b)	16,469	36,844,158
ASML Holding NV	247,049	150,114,337
ING Groep NV	2,297,703	28,171,502
Koninklijke Ahold Delhaize NV	610,910	17,052,552
Koninklijke Philips NV (a)	536,642	30,700,054
		262,882,603
SPAIN — 6.0%
Amadeus IT Group SA (a)	264,862	18,795,820
Banco Santander SA (a)	10,213,961	34,776,928
Iberdrola SA	3,451,722	44,564,024
Industria de Diseno Textil SA	654,727	21,622,958
		119,759,730
UNITED KINGDOM — 4.3%
Linde PLC	307,514	86,343,484
TOTAL COMMON STOCKS (Cost $1,751,199,859)		1,990,615,648

See accompanying notes to financial statements.
7

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e) (Cost $914,729)	914,482	$ 914,756
TOTAL INVESTMENTS — 99.5% (Cost $1,752,114,588)		1,991,530,404
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		9,671,816
NET ASSETS — 100.0%		$ 2,001,202,220
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,990,615,648	$—	$—	$1,990,615,648
Short-Term Investment	914,756	—	—	914,756
TOTAL INVESTMENTS	$1,991,530,404	$—	$—	$1,991,530,404
See accompanying notes to financial statements.
8

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Sector Breakdown as of March 31, 2021

		% of Net Assets
	Consumer Discretionary	18.1%
	Information Technology	15.9
	Industrials	14.0
	Financials	13.6
	Materials	10.0
	Consumer Staples	7.6
	Health Care	6.7
	Utilities	5.3
	Energy	4.5
	Communication Services	2.8
	Real Estate	1.0
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.5
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	513,986	$ 514,089	$18,940,154	$18,539,521	$(44)	$78	914,482	$914,756	$ 238
State Street Navigator Securities Lending Portfolio II	13,626,201	13,626,201	16,434,426	30,060,627	—	—	—	—	6,975
Total		$14,140,290	$35,374,580	$48,600,148	$(44)	$78		$914,756	$7,213
See accompanying notes to financial statements.
9

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
ARGENTINA — 0.0% (a)
Globant SA (b)	2,975	$ 617,640
AUSTRALIA — 5.1%
Afterpay, Ltd. (b)	12,365	955,907
AMP, Ltd.	241,416	232,601
Aristocrat Leisure, Ltd.	16,302	426,504
Australia & New Zealand Banking Group, Ltd.	196,439	4,216,229
BHP Group PLC	131,311	3,794,603
BHP Group, Ltd.	206,653	7,130,096
Brambles, Ltd.	165,066	1,330,144
Coca-Cola Amatil, Ltd.	136,191	1,393,092
Cochlear, Ltd.	644	103,481
Coles Group, Ltd.	85,641	1,044,308
Commonwealth Bank of Australia	121,762	7,984,916
CSL, Ltd.	29,654	5,977,377
Evolution Mining, Ltd.	63,418	197,073
Fortescue Metals Group, Ltd.	138,413	2,107,391
Glencore PLC (b)	760,047	2,980,751
Goodman Group REIT	76,110	1,050,402
Insurance Australia Group, Ltd.	251,176	895,322
LendLease Corp., Ltd. Stapled Security	87,532	861,360
Macquarie Group, Ltd.	29,052	3,381,739
Medibank Pvt, Ltd.	199,282	424,993
National Australia Bank, Ltd.	195,827	3,877,943
Newcrest Mining, Ltd.	53,709	998,960
Northern Star Resources, Ltd.	36,577	264,102
Origin Energy, Ltd.	202,883	724,726
QBE Insurance Group, Ltd.	80,253	588,020
Rio Tinto PLC	77,089	5,902,965
Rio Tinto, Ltd.	26,146	2,205,487
Santos, Ltd.	165,009	892,322
Scentre Group REIT	192,423	413,296
Sonic Healthcare, Ltd.	69,956	1,869,665
South32, Ltd. (c)	147,420	317,419
South32, Ltd. (c)	263,600	564,166
Suncorp Group, Ltd.	165,836	1,250,459
Sydney Airport Stapled Security (b)	80,989	381,832
Telstra Corp., Ltd.	290,944	753,432
Transurban Group Stapled Security	171,962	1,744,585
Vicinity Centres REIT	421,593	531,431
Wesfarmers, Ltd.	85,641	3,435,583
See accompanying notes to financial statements.
10

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Westpac Banking Corp.	248,008	$ 4,610,934
WiseTech Global, Ltd.	3,236	71,600
Woodside Petroleum, Ltd.	68,705	1,255,900
Woolworths Group, Ltd.	107,769	3,354,702
		82,497,818
AUSTRIA — 0.2%
Erste Group Bank AG (b)	38,579	1,311,287
OMV AG	21,330	1,084,491
Raiffeisen Bank International AG (b)	25,667	565,017
Verbund AG (d)	685	49,915
		3,010,710
BELGIUM — 0.5%
Ageas SA/NV	21,108	1,279,112
Anheuser-Busch InBev SA	48,513	3,064,680
Galapagos NV (b)	930	72,271
KBC Group NV (b)	20,967	1,527,835
Solvay SA (d)	9,960	1,243,176
UCB SA	13,715	1,307,592
Umicore SA	3,988	211,997
		8,706,663
BRAZIL — 1.4%
Ambev SA ADR (d)	425,753	1,166,563
B2W Cia Digital (b)	15,262	164,304
B3 SA - Brasil Bolsa Balcao	148,790	1,440,175
Banco Bradesco SA ADR	438,930	2,062,971
Banco do Brasil SA	61,665	332,748
BB Seguridade Participacoes SA	53,543	230,094
Bradespar SA Preference Shares	25,518	308,902
BRF SA (b)	41,583	185,845
Centrais Eletricas Brasileiras SA	9,123	55,404
Cia Energetica de Minas Gerais ADR (d)	178,674	405,590
Cia Siderurgica Nacional SA ADR	131,522	881,197
Cosan SA	4,719	76,451
Energisa SA	812	6,507
Equatorial Energia SA	16,139	70,928
Gerdau SA ADR	98,424	525,584
Itau Unibanco Holding SA Preference Shares ADR	409,131	2,029,290
Klabin SA (b)	14,265	69,846
Localiza Rent a Car SA	11,515	121,884
Lojas Renner SA	112,828	851,558
See accompanying notes to financial statements.
11

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Magazine Luiza SA	318,791	$ 1,143,422
Natura & Co. Holding SA (b)	63,693	543,360
Notre Dame Intermedica Participacoes SA	16,487	241,915
Petroleo Brasileiro SA Preference Shares ADR	247,105	2,110,277
Raia Drogasil SA	148,797	660,793
Rumo SA (b)	5,310	19,055
Sul America SA	60,914	368,852
Suzano SA (b)	39,766	483,069
Vale SA ADR	228,137	3,965,021
Via Varejo S/A (b)	66,583	142,417
WEG SA	44,690	590,481
Wheaton Precious Metals Corp.	29,248	1,117,002
Yara International ASA	18,523	965,170
		23,336,675
CANADA — 6.6%
Agnico Eagle Mines, Ltd.	12,977	750,113
Algonquin Power & Utilities Corp.	5,073	80,362
Alimentation Couche-Tard, Inc. Class B	43,059	1,388,193
B2Gold Corp.	59,569	256,410
Bank of Montreal	52,823	4,707,986
Bank of Nova Scotia	80,337	5,025,337
Barrick Gold Corp.	120,672	2,393,566
BlackBerry, Ltd. (b)(d)	42,985	360,474
Brookfield Asset Management, Inc. Class A	93,612	4,163,513
CAE, Inc.	35,826	1,020,750
Cameco Corp.	35,677	591,565
Canadian Apartment Properties REIT	2,389	102,376
Canadian Imperial Bank of Commerce (d)	31,724	3,105,890
Canadian National Railway Co.	56,006	6,498,719
Canadian Natural Resources, Ltd.	85,701	2,649,070
Canadian Pacific Railway, Ltd.	11,737	4,482,444
Canadian Tire Corp., Ltd. Class A (d)	10,391	1,474,342
Canopy Growth Corp. (b)(d)	12,200	391,767
Cenovus Energy, Inc.	79,854	599,771
CGI, Inc. (b)	11,133	927,241
Constellation Software, Inc.	1,284	1,792,952
Dollarama, Inc.	17,424	769,687
Enbridge, Inc.	97,671	3,557,607
Fairfax Financial Holdings, Ltd.	1,167	509,335
FirstService Corp. (d)	1,690	250,828
Franco-Nevada Corp.	12,170	1,524,966
George Weston, Ltd.	4,843	428,793
See accompanying notes to financial statements.
12

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Gfl Environmental, Inc.	530	$ 18,512
Gildan Activewear, Inc.	26,671	816,141
IGM Financial, Inc. (d)	18,380	560,094
Imperial Oil, Ltd. (d)	40,497	980,808
Intact Financial Corp.	407	49,869
Kinross Gold Corp.	109,175	727,052
Kirkland Lake Gold, Ltd.	13,863	468,111
Loblaw Cos., Ltd.	36,080	2,015,209
Magna International, Inc.	15,658	1,378,866
Manulife Financial Corp.	126,879	2,728,678
National Bank of Canada (d)	38,804	2,635,714
Nutrien, Ltd.	49,813	2,683,168
Onex Corp.	6,316	392,774
Open Text Corp.	18,380	876,262
Pan American Silver Corp. (d)	10,230	306,855
Parkland Corp. (d)	1,636	49,151
Pembina Pipeline Corp. (d)	2,677	77,316
Restaurant Brands International, Inc.	15,656	1,018,073
Ritchie Bros Auctioneers, Inc.	215	12,587
Rogers Communications, Inc. Class B	42,984	1,981,878
Royal Bank of Canada	101,491	9,356,536
Shaw Communications, Inc. Class B	47,527	1,235,774
Shopify, Inc. Class A (b)	6,648	7,338,692
SSR Mining, Inc.	8,135	116,311
Sun Life Financial, Inc.	51,191	2,586,737
Suncor Energy, Inc.	108,056	2,258,528
TC Energy Corp. (d)	55,410	2,539,818
Teck Resources, Ltd. Class B (b)	38,647	740,131
TELUS Corp.	64,486	1,284,230
Thomson Reuters Corp. (d)	24,889	2,180,077
Toronto-Dominion Bank	129,874	8,469,167
Yamana Gold, Inc.	52,416	227,705
		107,914,881
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	46,338	123,198
Enel Americas SA ADR	154,689	1,311,763
Enel Chile SA ADR	214,344	840,228
Sociedad Quimica y Minera de Chile SA ADR	10,558	560,313
		2,835,502
CHINA — 11.3%
3SBio, Inc. (b)(e)	215,500	190,430
See accompanying notes to financial statements.
13

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
51job, Inc. ADR (b)	2,404	$ 150,490
AAC Technologies Holdings, Inc. (d)	77,000	387,751
Addsino Co., Ltd. Class A	2,200	6,196
Agile Group Holdings, Ltd.	130,000	213,031
Agricultural Bank of China, Ltd. Class H	2,062,000	824,858
Air China, Ltd. Class H	136,000	117,729
Airtac International Group	17,000	598,780
AK Medical Holdings, Ltd. (d)(e)	50,000	63,670
Alibaba Group Holding, Ltd. ADR (b)	112,537	25,515,514
Alibaba Health Information Technology, Ltd. (b)	306,000	865,913
A-Living Smart City Services Co., Ltd. (e)	25,750	114,269
Anhui Conch Cement Co., Ltd. Class H	33,500	217,819
ANTA Sports Products, Ltd.	67,000	1,092,759
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	365,424
Autobio Diagnostics Co., Ltd. Class A	7,300	122,186
Autohome, Inc. ADR	5,143	479,688
AviChina Industry & Technology Co., Ltd. Class H (d)	556,000	372,600
Baidu, Inc. ADR (b)(d)	18,531	4,031,419
Baidu, Inc. Class A (b)(d)	2,950	80,822
Bank of Chengdu Co., Ltd. Class A	66,000	113,266
Bank of China, Ltd. Class H	5,628,436	2,142,939
Bank of Communications Co., Ltd. Class H	1,120,710	713,557
BeiGene, Ltd. ADR (b)	2,283	794,667
Beijing BDStar Navigation Co., Ltd. Class A (b)	5,300	34,896
Beijing Enterprises Water Group, Ltd.	336,000	127,495
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	29,200	227,683
Beijing Shunxin Agriculture Co., Ltd. Class A	23,300	166,657
Beijing Sinnet Technology Co., Ltd. Class A	68,100	178,211
Beijing Tiantan Biological Products Corp., Ltd. Class A	80,348	399,952
Bilibili, Inc. ADR (b)(d)	8,003	856,801
BOC Hong Kong Holdings, Ltd.	167,500	584,945
Brilliance China Automotive Holdings, Ltd.	306,000	287,326
BYD Co., Ltd. Class A	5,600	140,410
BYD Co., Ltd. Class H (d)	40,500	859,025
BYD Electronic International Co., Ltd. (d)	42,000	245,265
CanSino Biologics, Inc. Class H (b)(d)(e)	3,800	143,701
CGN Power Co., Ltd. Class H (e)	137,400	33,226
Changchun High & New Technology Industry Group, Inc. Class A	1,200	82,801
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	49,000	108,437
China CITIC Bank Corp., Ltd. Class H	539,000	273,852
See accompanying notes to financial statements.
14

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Common Rich Renewable Energy Investment, Ltd. (b)(d)(f)	448,000	$ —
China Conch Venture Holdings, Ltd.	42,500	199,805
China Construction Bank Corp. Class H	4,639,720	3,903,012
China Everbright Bank Co., Ltd. Class H	36,000	15,698
China Everbright Environment Group, Ltd.	153,628	103,941
China Everbright, Ltd.	44,000	57,501
China Evergrande Group (d)	198,000	376,927
China Feihe, Ltd. (e)	58,000	164,127
China Galaxy Securities Co., Ltd. Class H	195,500	120,703
China Gas Holdings, Ltd.	68,800	281,857
China Greatwall Technology Group Co., Ltd. Class A	67,600	153,102
China Jinmao Holdings Group, Ltd.	254,000	101,934
China Life Insurance Co., Ltd. Class H	567,000	1,171,275
China Literature, Ltd. (b)(d)(e)	8,400	83,142
China Meidong Auto Holdings, Ltd.	72,000	333,863
China Mengniu Dairy Co., Ltd.	401,000	2,295,275
China Merchants Bank Co., Ltd. Class H	442,014	3,374,326
China Merchants Port Holdings Co., Ltd.	389,129	596,623
China Merchants Property Operation & Service Co., Ltd. Class A	2,500	7,525
China Minsheng Banking Corp., Ltd. Class H	342,200	198,512
China National Software & Service Co., Ltd. Class A	15,400	125,689
China Oilfield Services, Ltd. Class H	306,000	314,878
China Overseas Land & Investment, Ltd.	318,000	826,245
China Overseas Property Holdings, Ltd.	195,000	182,097
China Pacific Insurance Group Co., Ltd. Class H	187,600	739,594
China Petroleum & Chemical Corp. Class H	2,285,800	1,217,220
China Railway Group, Ltd. Class H	210,000	111,018
China Resources Beer Holdings Co., Ltd.	205,670	1,612,408
China Resources Land, Ltd.	132,000	639,248
China Shenhua Energy Co., Ltd. Class H	192,500	396,665
China South Publishing & Media Group Co., Ltd. Class A	54,700	87,454
China Southern Airlines Co., Ltd. Class H (b)(d)	156,000	115,579
China Taiping Insurance Holdings Co., Ltd.	136,800	278,722
China Tourism Group Duty Free Corp., Ltd. Class A	5,400	251,910
China Traditional Chinese Medicine Holdings Co., Ltd.	338,000	210,857
China TransInfo Technology Co., Ltd. Class A	50,100	120,417
China Vanke Co., Ltd. Class H	68,400	267,901
China Yangtze Power Co., Ltd. Class A	113,200	369,903
China Yuhua Education Corp., Ltd. (e)	12,000	9,400
Chongqing Brewery Co., Ltd. Class A	28,255	479,257
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,400	115,673
See accompanying notes to financial statements.
15

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CIFI Holdings Group Co., Ltd.	306,952	$ 297,695
CITIC Securities Co., Ltd. Class H (d)	93,500	215,276
CITIC, Ltd.	390,000	369,209
Contemporary Amperex Technology Co., Ltd. Class A	4,200	206,230
COSCO SHIPPING Ports, Ltd.	487,259	354,737
Country Garden Holdings Co., Ltd.	437,296	561,353
Country Garden Services Holdings Co., Ltd.	61,000	618,282
CSPC Pharmaceutical Group, Ltd.	650,800	786,875
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	1,700	7,884
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,700	34,542
DouYu International Holdings, Ltd. ADR (b)	8,135	84,685
ENN Energy Holdings, Ltd.	43,100	691,312
ESR Cayman, Ltd. (b)(e)	75,000	245,516
Fosun International, Ltd.	77,000	107,758
Fu Jian Anjoy Foods Co., Ltd. Class A	5,300	168,470
Ganfeng Lithium Co., Ltd. Class A	3,600	51,719
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	266,612
GDS Holdings, Ltd. ADR (b)	6,507	527,653
Geely Automobile Holdings, Ltd.	496,000	1,261,939
Genscript Biotech Corp. (b)	152,000	267,461
GF Securities Co., Ltd. Class H	137,200	210,359
Giant Network Group Co., Ltd. Class A	204,080	451,631
GoerTek, Inc. Class A	89,100	368,692
GOME Retail Holdings, Ltd. (b)(d)	1,494,000	276,722
Great Wall Motor Co., Ltd. Class H	246,500	683,273
GSX Techedu, Inc. ADR (b)(d)	5,520	187,018
Guangdong Hongda Blasting Co., Ltd. Class A	27,300	129,069
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	101,097
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	19,400	103,487
Guangzhou Automobile Group Co., Ltd. Class H	179,600	150,852
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	27,600	534,442
Guangzhou Tinci Materials Technology Co., Ltd. Class A	5,000	62,191
Guangzhou Wondfo Biotech Co., Ltd. Class A	1,000	12,528
Haidilao International Holding, Ltd. (d)(e)	22,000	150,403
Haier Smart Home Co., Ltd. Class H (b)	175,600	702,450
Haitong Securities Co., Ltd. Class H	152,800	141,313
Hangzhou Tigermed Consulting Co., Ltd. Class A	15,300	350,040
Hengan International Group Co., Ltd.	64,000	420,660
Hopson Development Holdings, Ltd.	36,000	129,655
Huadian Power International Corp., Ltd. Class A	73,100	41,223
Hualan Biological Engineering, Inc. Class A	53,720	325,454
See accompanying notes to financial statements.
16

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc. Class H	864,000	$ 306,728
Huatai Securities Co., Ltd. Class H (e)	142,200	218,025
Huaxi Securities Co., Ltd. Class A	14,400	21,837
Huazhu Group, Ltd. ADR (b)	11,708	642,769
Humanwell Healthcare Group Co., Ltd. Class A	1,800	8,444
HUYA, Inc. ADR (b)(d)	4,289	83,550
Industrial & Commercial Bank of China, Ltd. Class H	4,858,045	3,486,792
Innovent Biologics, Inc. (b)(e)	56,000	567,963
Intco Medical Technology Co., Ltd. Class A	4,500	110,827
iQIYI, Inc. ADR (b)(d)	9,339	155,214
JA Solar Technology Co., Ltd. Class A (b)	11,200	49,298
Jafron Biomedical Co., Ltd. Class A	25,680	297,458
JD.com, Inc. ADR (b)	50,860	4,289,024
Jiangsu Expressway Co., Ltd. Class H	14,000	17,431
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	24,540
Jiangsu King's Luck Brewery JSC, Ltd. Class A	20,700	154,748
Jiangsu Shagang Co., Ltd. Class A	24,500	33,719
Jiangxi Zhengbang Technology Co., Ltd. Class A	26,500	61,109
Jinke Properties Group Co., Ltd. Class A	680,100	683,085
Jinyu Bio-Technology Co., Ltd. Class A	80,600	234,754
JiuGui Liquor Co., Ltd. Class A	2,900	67,254
Jointown Pharmaceutical Group Co., Ltd. Class A (b)	123,700	340,301
JOYY, Inc. ADR	4,769	446,998
KE Holdings, Inc. ADR (b)	5,397	307,521
Kingdee International Software Group Co., Ltd.	215,000	666,478
Kingsoft Cloud Holdings, Ltd. ADR (b)	2,491	97,946
Kingsoft Corp., Ltd. (d)	127,000	842,915
Koolearn Technology Holding, Ltd. (b)(d)(e)	11,000	25,044
Kuang-Chi Technologies Co., Ltd. Class A (b)	2,200	6,780
Kweichow Moutai Co., Ltd. Class A	5,245	1,605,987
Lenovo Group, Ltd.	432,000	614,567
Lens Technology Co., Ltd. Class A	1,700	6,770
Li Ning Co., Ltd.	77,000	500,164
Lingyi iTech Guangdong Co. Class A	95,500	119,062
Logan Group Co., Ltd.	44,000	74,140
Longfor Group Holdings, Ltd. (e)	4,000	26,497
LONGi Green Energy Technology Co., Ltd. Class A	8,500	114,004
Luxshare Precision Industry Co., Ltd. Class A	53,718	276,974
Mango Excellent Media Co., Ltd. Class A	5,700	50,491
Maxscend Microelectronics Co., Ltd. Class A	100	9,282
Meituan Class B (b)(e)	218,900	8,396,218
Microport Scientific Corp. (d)	53,000	298,253
See accompanying notes to financial statements.
17

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Momo, Inc. ADR	14,362	$ 211,696
Muyuan Foods Co., Ltd. Class A	19,130	291,650
NanJi E-Commerce Co., Ltd. Class A	141,900	198,537
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	33,350	203,316
NAURA Technology Group Co., Ltd. Class A	11,700	255,962
NetEase, Inc. ADR	24,250	2,504,055
New China Life Insurance Co., Ltd. Class H	70,600	273,339
New Hope Liuhe Co., Ltd. Class A	48,000	146,315
New Oriental Education & Technology Group, Inc. ADR (b)	96,862	1,356,068
NIO, Inc. ADR (b)	78,202	3,048,314
Noah Holdings, Ltd. ADR (b)	4,255	188,922
Ovctek China, Inc. Class A	66,150	908,892
Perfect World Co., Ltd. Class A	37,350	112,599
PetroChina Co., Ltd. Class H	1,368,000	494,450
Pharmaron Beijing Co., Ltd. Class H (e)	7,100	134,156
PICC Property & Casualty Co., Ltd. Class H	625,415	542,199
Pinduoduo, Inc. ADR (b)	24,032	3,217,404
Ping An Healthcare and Technology Co., Ltd. (b)(d)(e)	33,200	416,364
Ping An Insurance Group Co. of China, Ltd. Class H	342,500	4,077,250
Prosus NV	30,414	3,388,679
Qianhe Condiment and Food Co., Ltd. Class A	17,300	97,558
Sangfor Technologies, Inc. Class A	2,900	109,172
Sanquan Food Co., Ltd. Class A	20,300	69,985
Seazen Group, Ltd.	254,000	312,009
SF Holding Co., Ltd. Class A	1,300	16,053
Shandong Gold Mining Co., Ltd. Class A	45,140	146,609
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	528,799
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	6,100	101,338
Shanghai Baosight Software Co., Ltd. Class A	32,500	289,425
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	3,700	22,438
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	441,189	388,688
Shanghai M&G Stationery, Inc. Class A	15,300	199,167
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	32,900	64,577
Shanxi Meijin Energy Co., Ltd. Class A (b)	178,400	194,953
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	15,300	776,053
Shenergy Co., Ltd. Class A	206,700	195,321
Shengyi Technology Co., Ltd. Class A	43,200	149,592
Shennan Circuits Co., Ltd. Class A	8,680	116,457
Shenzhen Capchem Technology Co., Ltd. Class A	3,200	37,281
Shenzhen Energy Group Co., Ltd. Class A	251,440	429,976
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	49,530
See accompanying notes to financial statements.
18

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	$ 17,211
Shenzhen Kangtai Biological Products Co., Ltd. Class A	16,051	335,101
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	400	24,332
Shenzhen MTC Co., Ltd. Class A (b)	40,900	33,163
Shenzhen SC New Energy Technology Corp. Class A	3,400	56,136
Shenzhou International Group Holdings, Ltd.	19,900	412,362
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	6,500	24,400
Sichuan Chuantou Energy Co., Ltd. Class A	106,918	204,346
Silergy Corp.	3,000	242,351
Sinopharm Group Co., Ltd. Class H	61,600	149,118
Skshu Paint Co., Ltd. Class A	3,500	106,261
Sun Art Retail Group, Ltd. (d)	215,500	176,293
Sunac China Holdings, Ltd.	152,300	653,320
Sungrow Power Supply Co., Ltd. Class A	3,900	42,666
Sunny Optical Technology Group Co., Ltd.	52,600	1,198,891
TAL Education Group ADR (b)	25,847	1,391,861
Tencent Holdings, Ltd.	369,100	28,960,377
Tencent Music Entertainment Group ADR (b)(d)	5,197	106,487
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	4,300	22,459
Tingyi Cayman Islands Holding Corp.	310,000	569,404
Topchoice Medical Corp. Class A (b)	500	19,090
TravelSky Technology, Ltd. Class H	56,000	130,952
Trip.com Group, Ltd. ADR (b)	28,711	1,137,817
Tsingtao Brewery Co., Ltd. Class H	60,000	531,742
Vipshop Holdings, Ltd. ADR (b)	39,144	1,168,840
Walvax Biotechnology Co., Ltd. Class A	65,898	453,870
Wangfujing Group Co., Ltd. Class A	2,500	11,438
Want Want China Holdings, Ltd.	155,000	116,233
Weibo Corp. ADR (b)	6,231	314,416
Wens Foodstuffs Group Co., Ltd. Class A	16,680	43,014
Wharf Holdings, Ltd.	12,000	31,796
Will Semiconductor Co., Ltd. Class A	6,000	234,762
Winning Health Technology Group Co., Ltd. Class A	81,340	203,437
Wuhan Guide Infrared Co., Ltd. Class A	57,980	316,446
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	21,400	71,625
Wuliangye Yibin Co., Ltd. Class A	15,300	624,900
WuXi AppTec Co., Ltd. Class A	12,152	259,664
Wuxi Biologics Cayman, Inc. (b)(e)	183,500	2,297,748
Xiaomi Corp. Class B (b)(e)	638,400	2,114,465
Xinyi Solar Holdings, Ltd.	186,000	305,755
XPeng, Inc. ADR (b)(d)	9,239	337,316
See accompanying notes to financial statements.
19

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yadea Group Holdings, Ltd. (e)	92,000	$ 204,249
Yantai Eddie Precision Machinery Co., Ltd. Class A	8,700	79,864
Yanzhou Coal Mining Co., Ltd. Class H	308,000	364,476
Yealink Network Technology Corp., Ltd. Class A	19,650	204,161
Yifeng Pharmacy Chain Co., Ltd. Class A	2,940	39,745
Yihai International Holding, Ltd. (d)	21,000	217,443
Yonyou Network Technology Co., Ltd. Class A	17,630	95,953
Yum China Holdings, Inc.	23,879	1,413,876
Yunda Holding Co., Ltd. Class A	11,570	24,758
Yunnan Energy New Material Co., Ltd. Class A	3,400	57,997
Zai Lab, Ltd. ADR (b)	4,365	582,422
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,700	114,124
Zhongjin Gold Corp., Ltd. Class A	89,500	113,764
Zhongsheng Group Holdings, Ltd.	24,500	172,694
Zhuzhou CRRC Times Electric Co., Ltd. Class H	72,700	271,183
Zijin Mining Group Co., Ltd. Class H	1,112,000	1,367,392
ZTE Corp. Class H (d)	65,400	166,056
ZTO Express Cayman, Inc. ADR	11,924	347,585
		182,891,226
COLOMBIA — 0.1%
Bancolombia SA ADR	32,719	1,046,681
DENMARK — 1.6%
Ambu A/S Class B	10,824	509,560
AP Moller - Maersk A/S Class B	788	1,834,904
Chr. Hansen Holding A/S (b)	1,946	177,257
Coloplast A/S Class B	4,420	666,218
Danske Bank A/S	62,447	1,171,384
DSV Panalpina A/S	21,182	4,165,804
Genmab A/S (b)	4,960	1,635,841
GN Store Nord A/S	2,599	205,112
Novo Nordisk A/S Class B	128,048	8,696,122
Novozymes A/S Class B	13,531	868,788
Orsted A/S (e)	7,058	1,142,696
Pandora A/S (b)	8,176	878,074
Vestas Wind Systems A/S	16,877	3,472,508
		25,424,268
EGYPT — 0.0% (a)
Commercial International Bank Egypt SAE	219,654	807,483
FINLAND — 0.8%
Elisa Oyj	9,804	589,267
See accompanying notes to financial statements.
20

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fortum Oyj	10,819	$ 289,406
Kone Oyj Class B	29,041	2,377,626
Neste Oyj	26,256	1,396,663
Nokia Oyj (b)(c)	195,044	780,431
Nokia Oyj (b)(c)	103,340	417,321
Nordea Bank Abp (c)	201,757	1,990,650
Nordea Bank Abp (c)	3,108	30,724
Sampo Oyj Class A	30,687	1,387,475
Stora Enso Oyj Class R (d)	64,684	1,209,147
UPM-Kymmene Oyj	56,038	2,017,336
Wartsila OYJ Abp	30,510	320,359
		12,806,405
FRANCE — 6.7%
Accor SA (b)	23,097	873,012
Adevinta ASA (b)	4,566	67,343
Air Liquide SA	37,442	6,129,975
Airbus SE (b)	37,222	4,223,335
Alstom SA (b)	25,513	1,274,980
AXA SA	118,648	3,191,243
BioMerieux	636	81,103
BNP Paribas SA (b)	69,987	4,267,425
Bouygues SA	22,270	894,886
Capgemini SE	14,476	2,468,678
Carrefour SA	65,380	1,186,810
Cie de Saint-Gobain (b)	33,277	1,968,037
Cie Generale des Etablissements Michelin SCA	11,242	1,686,603
Credit Agricole SA (b)	74,085	1,074,905
Danone SA	46,097	3,169,400
Dassault Systemes SE	8,447	1,810,822
Edenred	11,464	600,116
Electricite de France SA (b)	6,233	83,805
Engie SA (b)	86,410	1,229,355
EssilorLuxottica SA	19,548	3,190,045
Faurecia SE (b)	953	50,884
Faurecia SE (b)	1,262	67,205
Hermes International	964	1,069,541
Kering SA	5,708	3,948,687
Klepierre SA REIT	3,871	90,469
La Francaise des Jeux SAEM (e)	348	15,857
Legrand SA	18,493	1,724,005
L'Oreal SA	17,997	6,912,429
LVMH Moet Hennessy Louis Vuitton SE	18,225	12,168,607
See accompanying notes to financial statements.
21

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Orange SA	160,352	$ 1,979,789
Pernod Ricard SA	17,057	3,208,536
Publicis Groupe SA	24,601	1,504,661
Renault SA (b)	6,351	275,658
Safran SA (b)	20,904	2,851,170
Sanofi	75,717	7,497,420
Sartorius Stedim Biotech	954	393,778
Schneider Electric SE	40,945	6,267,973
Societe Generale SA (b)	36,608	960,111
Sodexo SA (b)	11,650	1,119,751
Teleperformance	1,404	512,857
TOTAL SE	161,112	7,531,589
Ubisoft Entertainment SA (b)	1,213	92,495
Unibail-Rodamco-Westfield REIT (b)	46,900	191,109
Unibail-Rodamco-Westfield REIT (b)	6,314	507,140
Valeo SA	15,793	537,727
Veolia Environnement SA	39,517	1,015,273
Vinci SA	37,526	3,852,951
Vivendi SE	86,323	2,840,750
Worldline SA (b)(e)	7,544	633,420
		109,293,720
GERMANY — 5.6%
Adidas AG (b)	13,797	4,316,594
Allianz SE	29,850	7,614,697
BASF SE	66,116	5,504,700
Bayer AG	65,939	4,181,796
Bayerische Motoren Werke AG	23,794	2,474,070
Commerzbank AG (b)	49,650	305,073
Continental AG (b)	6,458	855,402
Covestro AG (e)	11,500	775,004
Daimler AG	57,011	5,093,050
Delivery Hero SE (b)(e)	7,442	966,497
Deutsche Bank AG (b)	122,031	1,461,193
Deutsche Boerse AG	18,291	3,046,182
Deutsche Lufthansa AG (b)	25,241	335,371
Deutsche Post AG	88,520	4,860,632
Deutsche Telekom AG	249,074	5,026,286
Deutsche Wohnen SE	6,639	310,396
E.ON SE	159,140	1,856,157
Fresenius Medical Care AG & Co. KGaA	18,669	1,376,181
Fresenius SE & Co. KGaA	27,902	1,245,486
HelloFresh SE (b)	10,353	773,877
See accompanying notes to financial statements.
22

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Henkel AG & Co. KGaA Preference Shares	7,056	$ 794,959
Infineon Technologies AG	44,361	1,885,030
Merck KGaA	17,684	3,030,307
MTU Aero Engines AG	474	111,808
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,521	3,864,402
Puma SE (b)	5,638	553,564
RWE AG	41,054	1,612,540
SAP SE	71,925	8,826,979
Sartorius AG Preference Shares	1,714	856,550
Scout24 AG (e)	1,045	79,464
Siemens AG	57,121	9,398,799
Siemens Energy AG (b)	28,560	1,027,472
TeamViewer AG (b)(e)	6,754	289,180
United Internet AG	5,540	222,682
Volkswagen AG (d)	4,755	1,727,979
Volkswagen AG Preference Shares	9,148	2,565,341
Vonovia SE	24,149	1,580,894
Zalando SE (b)(e)	6,322	621,466
		91,428,060
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,713	43,620
JUMBO SA	27,932	513,109
OPAP SA	46,118	624,954
		1,181,683
HONG KONG — 2.0%
AIA Group, Ltd.	793,400	9,623,526
Alibaba Pictures Group, Ltd. (b)(d)	920,000	119,520
ASM Pacific Technology, Ltd.	9,200	117,212
Bank of East Asia, Ltd.	340,869	726,069
China Huishan Dairy Holdings Co., Ltd. (b)(d)(f)	1,418,000	—
China Youzan, Ltd. (b)	1,120,000	365,917
CK Asset Holdings, Ltd.	203,532	1,235,677
CLP Holdings, Ltd.	96,000	932,285
Hang Lung Properties, Ltd.	390,000	1,013,319
Hang Seng Bank, Ltd.	54,400	1,053,091
Henderson Land Development Co., Ltd.	227,317	1,020,441
Hong Kong & China Gas Co., Ltd.	706,531	1,117,807
Hong Kong Exchanges & Clearing, Ltd.	92,140	5,420,941
Jardine Matheson Holdings, Ltd.	3,200	209,248
Jardine Strategic Holdings, Ltd. (d)	1,000	33,020
See accompanying notes to financial statements.
23

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Link REIT	271,717	$ 2,474,460
Melco Resorts & Entertainment, Ltd. ADR (b)	10,354	206,148
New World Development Co., Ltd.	160,601	830,433
Sino Biopharmaceutical, Ltd.	1,276,500	1,277,411
SSY Group, Ltd.	306,000	178,299
Sun Hung Kai Properties, Ltd.	112,685	1,707,425
Swire Pacific, Ltd. Class A	77,006	577,462
Techtronic Industries Co., Ltd.	121,500	2,078,539
Vinda International Holdings, Ltd. (d)	10,000	33,764
WH Group, Ltd. (e)	342,601	277,626
Wharf Real Estate Investment Co., Ltd.	12,000	67,220
		32,696,860
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (b)	77,840	564,704
OTP Bank Nyrt (b)	22,864	979,202
		1,543,906
INDIA — 2.8%
ACC, Ltd.	13,502	351,475
Adani Green Energy, Ltd. (b)	30,193	456,258
Adani Ports & Special Economic Zone, Ltd. (b)	50,489	485,045
Ambuja Cements, Ltd.	130,183	549,924
Apollo Hospitals Enterprise, Ltd.	6,127	243,245
Asian Paints, Ltd.	9,923	344,376
Aurobindo Pharma, Ltd.	29,250	352,574
Avenue Supermarts, Ltd. (b)(e)	5,610	219,374
Axis Bank, Ltd. (b)	98,245	937,183
Bajaj Auto, Ltd. (b)	5,955	298,965
Bajaj Finance, Ltd. (b)	17,971	1,265,808
Bajaj Finserv, Ltd. (b)	2,020	267,126
Balkrishna Industries, Ltd.	716	16,535
Bandhan Bank, Ltd. (b)(e)	22,246	103,116
Bharat Forge, Ltd. (b)	10,929	89,082
Bharat Petroleum Corp., Ltd.	46,506	272,209
Bharti Airtel, Ltd.	116,083	821,319
Biocon, Ltd. (b)	2,517	14,077
Cipla, Ltd. (b)	18,493	206,167
Dabur India, Ltd.	61,473	454,445
Divi's Laboratories, Ltd. (b)	7,488	371,032
Dr Reddy's Laboratories, Ltd. ADR	18,359	1,127,059
Eicher Motors, Ltd. (b)	9,990	355,794
Godrej Consumer Products, Ltd.	39,804	397,230
See accompanying notes to financial statements.
24

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HCL Technologies, Ltd.	81,544	$ 1,095,953
HDFC Life Insurance Co., Ltd. (b)(e)	27,088	257,936
Hero MotoCorp, Ltd.	1,771	70,575
Hindalco Industries, Ltd.	84,445	377,506
Hindustan Petroleum Corp., Ltd.	57,175	183,379
Hindustan Unilever, Ltd.	75,474	2,509,993
Housing Development Finance Corp., Ltd.	97,143	3,319,115
ICICI Bank, Ltd. ADR (b)	110,658	1,773,848
ICICI Lombard General Insurance Co., Ltd. (e)	9,903	194,122
Indian Oil Corp., Ltd.	56,864	71,436
Indraprastha Gas, Ltd.	13,602	95,317
Indus Towers, Ltd.	69,796	233,882
Info Edge India, Ltd. (b)	6,393	374,287
Infosys, Ltd. ADR	277,033	5,186,058
Ipca Laboratories, Ltd.	10,420	271,318
ITC, Ltd.	190,498	569,302
JSW Steel, Ltd.	30,098	192,842
Jubilant Foodworks, Ltd. (b)	10,860	432,380
Kotak Mahindra Bank, Ltd. (b)	21,582	517,457
Larsen & Toubro Infotech, Ltd. (e)	6,318	350,345
Lupin, Ltd.	23,226	324,166
Mahindra & Mahindra, Ltd. GDR	50,523	553,227
Marico, Ltd.	96,865	544,912
Maruti Suzuki India, Ltd.	4,402	412,976
Motherson Sumi Systems, Ltd. (b)	31,405	86,530
Muthoot Finance, Ltd. (b)	10,808	178,262
Nestle India, Ltd.	4,212	988,868
Petronet LNG, Ltd.	31,458	96,658
PI Industries, Ltd.	6,152	190,007
Piramal Enterprises, Ltd.	6,972	167,177
Power Grid Corp. of India, Ltd.	34,867	102,841
REC, Ltd.	18,724	33,587
Reliance Industries, Ltd. GDR (e)	104,658	5,787,587
SBI Life Insurance Co., Ltd. (b)(e)	6,522	78,575
Shree Cement, Ltd. (b)	2,041	822,539
Shriram Transport Finance Co., Ltd.	30,965	602,370
State Bank of India (b)	29,355	146,266
Sun Pharmaceutical Industries, Ltd.	56,920	465,395
Tata Consultancy Services, Ltd.	51,466	2,236,942
Tata Consumer Products, Ltd.	25,272	220,838
Tata Motors, Ltd. ADR (b)	37,188	773,139
Tech Mahindra, Ltd.	40,125	544,110
See accompanying notes to financial statements.
25

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Torrent Pharmaceuticals, Ltd.	1,161	$ 40,414
Trent, Ltd.	3,014	30,961
UltraTech Cement, Ltd.	6,171	568,701
United Spirits, Ltd. (b)	52,489	399,409
UPL, Ltd.	43,594	382,702
Vedanta, Ltd.	85,580	267,753
Wipro, Ltd.	29,098	164,824
Yes Bank, Ltd. (b)	496,388	105,912
Zee Entertainment Enterprises, Ltd.	87,851	244,158
		45,638,275
INDONESIA — 0.4%
Adaro Energy Tbk PT	372,000	30,093
Astra International Tbk PT	1,896,100	688,601
Bank Central Asia Tbk PT	650,700	1,392,117
Bank Mandiri Persero Tbk PT	1,545,000	654,165
Bank Rakyat Indonesia Persero Tbk PT (b)	4,637,700	1,404,880
Barito Pacific Tbk PT (b)	280,300	18,526
Charoen Pokphand Indonesia Tbk PT	1,166,300	562,072
Gudang Garam Tbk PT (b)	94,400	235,107
Indah Kiat Pulp & Paper Tbk PT	151,800	109,213
Merdeka Copper Gold Tbk PT (b)	451,100	66,772
Telkom Indonesia Persero Tbk PT	4,704,300	1,107,656
United Tractors Tbk PT	48,000	73,115
		6,342,317
IRELAND — 0.5%
CRH PLC	67,806	3,185,303
Flutter Entertainment PLC (b)	8,489	1,828,806
Kerry Group PLC Class A	16,166	2,027,288
Kingspan Group PLC	1,646	139,868
Smurfit Kappa Group PLC	16,844	795,037
		7,976,302
ISRAEL — 0.4%
Bank Hapoalim BM (b)	215,426	1,678,342
Bank Leumi Le-Israel BM (b)	226,914	1,497,019
Check Point Software Technologies, Ltd. (b)	5,902	660,847
Isracard, Ltd. (b)	0	1
Nice, Ltd. (b)	7,634	1,652,847
Teva Pharmaceutical Industries, Ltd. ADR (b)	70,056	808,446
Wix.com, Ltd. (b)	3,184	889,036
		7,186,538
See accompanying notes to financial statements.
26

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ITALY — 1.1%
Assicurazioni Generali SpA (b)	86,927	$ 1,742,939
Atlantia SpA (b)	48,529	909,726
DiaSorin SpA	600	96,469
Enel SpA	496,246	4,953,437
Eni SpA	171,017	2,109,254
Ferrari NV	12,331	2,584,758
FinecoBank Banca Fineco SpA (b)	1,303	21,371
Intesa Sanpaolo SpA (b)	895,234	2,431,034
Mediobanca Banca di Credito Finanziario SpA (b)	59,469	660,917
Snam SpA	168,007	933,584
Telecom Italia SpA	1,224,467	663,720
UniCredit SpA (b)	114,767	1,215,724
		18,322,933
JAPAN — 15.4%
Acom Co., Ltd.	43,200	201,339
Advantest Corp.	4,900	429,249
Aeon Co., Ltd.	55,400	1,653,978
AGC, Inc.	34,400	1,441,376
Aisin Seiki Co., Ltd.	24,300	923,620
Ajinomoto Co., Inc.	21,100	432,598
Asahi Group Holdings, Ltd.	46,600	1,967,321
Asahi Intecc Co., Ltd.	4,200	115,928
Asahi Kasei Corp. (d)	135,300	1,560,542
Astellas Pharma, Inc.	167,900	2,586,116
Bandai Namco Holdings, Inc.	4,300	307,148
Bridgestone Corp.	55,800	2,259,774
Canon, Inc.	71,800	1,626,059
Capcom Co., Ltd.	6,800	221,231
Central Japan Railway Co.	9,200	1,377,919
Chiba Bank, Ltd.	179,300	1,176,403
Chubu Electric Power Co., Inc.	72,000	928,507
Chugai Pharmaceutical Co., Ltd.	30,600	1,243,108
Concordia Financial Group, Ltd. (d)	184,000	747,656
CyberAgent, Inc.	10,800	194,791
Dai-ichi Life Holdings, Inc.	53,000	912,271
Daiichi Sankyo Co., Ltd.	117,000	3,414,706
Daikin Industries, Ltd.	15,300	3,090,462
Daiwa House REIT Investment Corp.	64	172,076
Daiwa Securities Group, Inc.	180,500	934,516
Denso Corp.	39,600	2,632,952
Dentsu Group, Inc.	2,200	70,679
See accompanying notes to financial statements.
27

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
East Japan Railway Co.	22,100	$ 1,567,800
Eisai Co., Ltd.	16,300	1,094,386
ENEOS HoldingS, Inc.	290,408	1,318,268
FANUC Corp.	15,300	3,625,615
Fast Retailing Co., Ltd.	4,100	3,269,982
FUJIFILM Holdings Corp.	33,500	1,992,113
Fujitsu, Ltd.	16,300	2,360,181
GLP J-REIT	217	357,019
GMO Payment Gateway, Inc.	1,500	199,276
Hitachi, Ltd.	68,700	3,111,084
Honda Motor Co., Ltd.	111,000	3,334,018
Hoya Corp.	30,900	3,636,692
Idemitsu Kosan Co., Ltd. (d)	12,500	322,851
Inpex Corp.	71,400	488,492
ITOCHU Corp. (d)	127,100	4,125,862
Japan Exchange Group, Inc.	32,000	751,493
Japan Metropolitan Fund Invest REIT	1,132	1,158,635
Japan Real Estate Investment Corp. REIT	202	1,193,719
Japan Tobacco, Inc.	72,100	1,386,538
JFE Holdings, Inc.	40,800	503,262
JSR Corp.	39,600	1,196,959
Kajima Corp. (d)	81,500	1,158,701
Kakaku.com, Inc.	2,700	73,792
Kansai Electric Power Co., Inc.	94,900	1,028,871
Kao Corp.	37,500	2,481,787
KDDI Corp.	111,800	3,434,941
Keikyu Corp.	68,711	1,039,060
Keyence Corp.	10,400	4,731,294
Kintetsu Group Holdings Co., Ltd. (b)	28,700	1,096,054
Kirin Holdings Co., Ltd.	12,700	243,714
Komatsu, Ltd.	72,900	2,255,612
Kose Corp. (d)	2,200	311,783
Kubota Corp.	106,300	2,423,736
Kyocera Corp.	38,600	2,453,982
Lasertec Corp.	3,100	407,348
Lixil Corp. (d)	39,300	1,093,643
M3, Inc.	26,200	1,795,115
Makita Corp.	28,700	1,232,412
Marubeni Corp. (d)	183,500	1,529,111
Marui Group Co., Ltd. (d)	43,300	814,667
Mazda Motor Corp. (b)(d)	15,300	124,892
McDonald's Holdings Co. Japan, Ltd.	2,400	110,769
See accompanying notes to financial statements.
28

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MEIJI Holdings Co., Ltd. (d)	3,200	$ 206,190
Mercari, Inc. (b)	2,500	113,575
Mitsubishi Chemical Holdings Corp.	184,000	1,381,915
Mitsubishi Corp.	127,900	3,622,869
Mitsubishi Electric Corp.	183,500	2,800,658
Mitsubishi Estate Co., Ltd.	122,118	2,135,684
Mitsubishi Heavy Industries, Ltd.	33,000	1,030,018
Mitsubishi UFJ Financial Group, Inc.	727,100	3,893,440
Mitsui & Co., Ltd.	148,100	3,085,305
Mitsui Chemicals, Inc.	30,800	974,172
Mitsui Fudosan Co., Ltd.	22,200	504,975
Mizuho Financial Group, Inc. (d)	107,280	1,552,405
MonotaRO Co., Ltd.	8,400	227,598
MS&AD Insurance Group Holdings, Inc.	55,800	1,640,672
Murata Manufacturing Co., Ltd.	49,300	3,944,892
NEC Corp.	18,200	1,073,882
Nexon Co., Ltd.	23,400	760,235
Nidec Corp.	34,500	4,194,638
Nihon M&A Center, Inc.	8,200	222,105
Nintendo Co., Ltd.	7,900	4,418,995
Nippon Building Fund, Inc. REIT	38	223,873
Nippon Paint Holdings Co., Ltd.	26,500	382,511
Nippon Prologis REIT, Inc.	152	489,014
Nippon Steel Corp.	61,400	1,048,245
Nippon Telegraph & Telephone Corp.	100,600	2,587,377
Nippon Yusen KK	15,300	522,692
Nissan Motor Co., Ltd. (b)	177,600	989,899
Nitori Holdings Co., Ltd.	4,100	794,955
Nitto Denko Corp.	16,200	1,386,896
Nomura Holdings, Inc.	207,200	1,090,191
Nomura Real Estate Master Fund, Inc. REIT	79	118,965
Nomura Research Institute, Ltd.	4,500	139,480
NTT Data Corp. (d)	95,500	1,480,466
Obayashi Corp.	132,500	1,217,081
Obic Co., Ltd.	2,200	402,769
Olympus Corp.	51,300	1,063,605
Ono Pharmaceutical Co., Ltd.	21,300	557,077
Oriental Land Co., Ltd.	9,400	1,414,253
ORIX Corp.	123,300	2,084,384
Orix JREIT, Inc.	48	83,576
Osaka Gas Co., Ltd.	68,700	1,341,049
Otsuka Holdings Co., Ltd.	15,300	648,969
See accompanying notes to financial statements.
29

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Panasonic Corp.	185,200	$ 2,385,812
Rakuten, Inc.	50,400	601,607
Recruit Holdings Co., Ltd.	62,600	3,059,752
Resona Holdings, Inc. (d)	55,800	234,713
Rohm Co., Ltd.	15,300	1,496,769
Ryohin Keikaku Co., Ltd.	15,400	364,862
SBI Holdings, Inc. (d)	16,500	447,964
Secom Co., Ltd.	16,300	1,373,773
Seven & i Holdings Co., Ltd.	56,600	2,286,025
SG Holdings Co., Ltd.	11,800	270,919
Sharp Corp. (d)	36,200	625,719
Shimano, Inc.	2,300	548,982
Shin-Etsu Chemical Co., Ltd.	28,000	4,715,656
Shionogi & Co., Ltd.	15,300	824,123
Shiseido Co., Ltd.	19,400	1,303,048
Shizuoka Bank, Ltd. (d)	146,600	1,154,226
SMC Corp.	4,200	2,444,362
Softbank Corp. (d)	8,500	110,654
SoftBank Group Corp.	99,300	8,384,335
Sompo Holdings, Inc. (d)	33,600	1,289,875
Sony Corp.	88,100	9,244,520
Subaru Corp. (d)	20,000	398,914
Sumitomo Chemical Co., Ltd. (d)	184,000	954,136
Sumitomo Corp. (d)	95,400	1,361,500
Sumitomo Electric Industries, Ltd.	72,100	1,081,826
Sumitomo Mitsui Financial Group, Inc.	60,100	2,179,373
Sumitomo Mitsui Trust Holdings, Inc.	16,200	565,754
Suzuki Motor Corp.	15,400	700,317
Sysmex Corp.	11,600	1,251,855
T&D Holdings, Inc.	39,300	507,166
Takeda Pharmaceutical Co., Ltd.	105,599	3,808,254
TDK Corp.	15,300	2,122,615
Teijin, Ltd.	62,300	1,075,168
Terumo Corp.	65,600	2,374,067
Tohoku Electric Power Co., Inc.	39,700	375,443
Tokio Marine Holdings, Inc. (d)	54,200	2,582,471
Tokyo Electric Power Co. Holdings, Inc. (b)	127,800	426,771
Tokyo Electron, Ltd.	10,400	4,403,765
Tokyo Gas Co., Ltd.	59,100	1,317,048
Tokyu Corp.	90,500	1,207,213
Toppan Printing Co., Ltd.	76,500	1,294,615
Toray Industries, Inc.	184,000	1,186,425
See accompanying notes to financial statements.
30

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toshiba Corp.	30,400	$ 1,028,923
Toyota Motor Corp. (d)	136,400	10,635,497
Toyota Tsusho Corp.	30,400	1,277,900
Unicharm Corp.	9,500	399,344
United Urban Investment Corp. REIT	17	22,862
Welcia Holdings Co., Ltd.	1,400	48,145
West Japan Railway Co.	16,000	888,326
Yakult Honsha Co., Ltd.	3,400	172,308
Yamada Holdings Co., Ltd.	112,100	605,644
Yamaha Corp.	23,700	1,289,023
Yamaha Motor Co., Ltd.	51,000	1,251,231
Z Holdings Corp. (d)	243,200	1,211,818
ZOZO, Inc.	10,800	319,602
		250,802,419
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	21,027	50,506
Boubyan Bank KSCP	330,051	660,648
Gulf Bank KSCP	70,851	51,571
Kuwait Finance House KSCP	44,435	112,907
Mabanee Co. KPSC	159,195	382,384
Mobile Telecommunications Co. KSCP	161,296	322,859
		1,580,875
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	27,377	792,499
Eurofins Scientific SE (b)	3,695	353,976
SES SA	24,088	191,776
		1,338,251
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (b)	153,000	1,377,589
Sands China, Ltd. (b)	218,400	1,091,375
SJM Holdings, Ltd.	154,000	201,254
Wynn Macau, Ltd. (b)	61,200	119,024
		2,789,242
MALAYSIA — 0.4%
AMMB Holdings Bhd	213,500	150,863
CIMB Group Holdings Bhd	467,077	488,874
Dialog Group Bhd	896,400	672,327
Fraser & Neave Holdings Bhd	5,000	36,175
Gamuda Bhd (b)	149,280	128,885
Genting Bhd	191,900	232,788
See accompanying notes to financial statements.
31

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Genting Malaysia Bhd	483,400	$ 357,901
Genting Plantations Bhd	213,500	468,552
Hartalega Holdings Bhd	144,800	311,845
Hong Leong Financial Group Bhd	39,739	166,949
Kossan Rubber Industries	168,800	132,711
Malaysia Airports Holdings Bhd	158,300	238,605
Petronas Chemicals Group Bhd	17,700	34,149
Petronas Dagangan Bhd	3,800	18,365
PPB Group Bhd	139,440	622,125
Press Metal Aluminium Holdings Bhd	83,500	199,361
Public Bank Bhd	211,900	214,634
QL Resources Bhd	29,300	42,821
RHB Bank Bhd	120,410	155,939
Supermax Corp. Bhd	114,457	105,169
Tenaga Nasional Bhd	162,900	397,576
Top Glove Corp. Bhd	362,600	395,262
Westports Holdings Bhd	161,300	163,381
		5,735,257
MEXICO — 0.6%
America Movil SAB de CV Series L	2,678,757	1,827,690
Cemex SAB de CV Series CPO (b)	1,582,468	1,115,280
Fomento Economico Mexicano SAB de CV	195,382	1,471,441
Fresnillo PLC	9,210	109,814
Grupo Financiero Banorte SAB de CV Series O (b)	247,244	1,391,227
Grupo Mexico SAB de CV Class B	218,669	1,148,465
Grupo Televisa SAB Series CPO (b)	275,127	489,192
Industrias Penoles SAB de CV (b)	15,717	202,511
Kimberly-Clark de Mexico SAB de CV Class A	306,932	523,992
Wal-Mart de Mexico SAB de CV	291,101	917,245
		9,196,857
NETHERLANDS — 3.2%
Adyen NV (b)(e)	1,305	2,919,523
Akzo Nobel NV	18,797	2,104,936
Argenx SE (b)	1,351	372,187
ASML Holding NV	28,172	17,118,147
Heineken NV	23,706	2,441,238
ING Groep NV	229,575	2,814,756
Just Eat Takeaway.com NV (b)(d)(e)	5,428	501,558
Koninklijke Ahold Delhaize NV	93,941	2,622,209
Koninklijke DSM NV	18,709	3,172,966
Koninklijke KPN NV	447,368	1,521,640
See accompanying notes to financial statements.
32

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Koninklijke Philips NV (b)	78,588	$ 4,495,839
Royal Dutch Shell PLC Class A	235,180	4,587,469
Royal Dutch Shell PLC Class B	258,226	4,756,265
Wolters Kluwer NV	34,418	2,998,262
		52,426,995
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (b)(d)	54,110	326,663
Fisher & Paykel Healthcare Corp., Ltd.	26,002	584,557
Meridian Energy, Ltd.	217,036	819,287
Spark New Zealand, Ltd.	163,804	513,946
Xero, Ltd. (b)	1,694	163,254
		2,407,707
NORWAY — 0.4%
DNB ASA	100,671	2,146,365
Equinor ASA	85,251	1,670,795
Norsk Hydro ASA	141,893	910,232
Telenor ASA	72,467	1,277,629
		6,005,021
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	18,217	182,717
Credicorp, Ltd.	7,034	960,633
		1,143,350
PHILIPPINES — 0.2%
Ayala Land, Inc.	464,200	328,515
BDO Unibank, Inc.	35,007	73,566
Globe Telecom, Inc.	2,470	95,670
GT Capital Holdings, Inc.	7,768	83,542
JG Summit Holdings, Inc.	230,971	284,327
Jollibee Foods Corp.	95,290	347,294
Megaworld Corp.	1,511,600	111,492
Metro Pacific Investments Corp.	3,280,500	252,775
PLDT, Inc. ADR (d)	15,337	401,216
SM Prime Holdings, Inc.	494,000	356,219
Universal Robina Corp.	55,910	153,202
		2,487,818
POLAND — 0.1%
CD Projekt SA (b)	6,474	312,544
LPP SA (b)	48	98,834
Orange Polska SA (b)	89,502	149,359
See accompanying notes to financial statements.
33

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	17,269	$ 277,722
Powszechna Kasa Oszczednosci Bank Polski SA (b)	46,724	387,551
Santander Bank Polska SA (b)	3,514	194,668
		1,420,678
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	171,319	980,580
Jeronimo Martins SGPS SA	20,031	337,834
		1,318,414
QATAR — 0.1%
Commercial Bank PQSC	280,182	373,140
Qatar Electricity & Water Co. QSC	103,946	484,758
Qatar National Bank QPSC	241,887	1,195,151
		2,053,049
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	28,264	178,432
RUSSIA — 0.8%
Gazprom PJSC ADR	411,352	2,453,303
LUKOIL PJSC ADR	38,885	3,141,519
Magnit PJSC GDR	7,896	118,361
MMC Norilsk Nickel PJSC ADR (d)	36,956	1,156,353
Mobile TeleSystems PJSC ADR	87,376	728,716
Novatek PJSC GDR	3,621	715,147
Sberbank of Russia PJSC ADR	112,742	1,736,791
Surgutneftegas PJSC ADR	121,835	664,001
Tatneft PJSC ADR (d)	33,520	1,590,189
		12,304,380
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	13,844	466,585
Advanced Petrochemical Co.	20,097	391,180
Al Rajhi Bank	26,337	693,818
Alinma Bank (b)	12,529	61,469
Arab National Bank	29,251	162,852
Bank AlBilad	62,563	587,195
Bank Al-Jazira	13,535	56,516
Banque Saudi Fransi	23,500	208,971
Bupa Arabia for Cooperative Insurance Co. (b)	15,233	485,779
Co. for Cooperative Insurance (b)	18,052	377,848
Dar Al Arkan Real Estate Development Co. (b)	71,626	175,704
Dr Sulaiman Al Habib Medical Services Group Co.	8,189	270,754
See accompanying notes to financial statements.
34

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Emaar Economic City (b)	520,367	$ 1,484,622
Etihad Etisalat Co. (b)	54,445	428,981
Jarir Marketing Co.	23,898	1,159,726
Mobile Telecommunications Co. (b)	44,033	176,113
National Commercial Bank	31,945	452,293
Rabigh Refining & Petrochemical Co. (b)	31,691	142,806
Riyad Bank	72,099	431,395
SABIC Agri-Nutrients Co.	8,968	235,295
Sahara International Petrochemical Co.	10,302	60,707
Samba Financial Group (b)	17,581	180,479
Saudi Airlines Catering Co. (b)	50,605	1,025,485
Saudi Arabian Mining Co. (b)	14,881	226,167
Saudi British Bank	21,158	148,654
Saudi Cement Co.	30,198	534,649
Saudi Electricity Co.	76,453	479,054
Saudi Industrial Investment Group	14,604	126,555
Saudi Kayan Petrochemical Co. (b)	14,318	60,855
Saudi Telecom Co.	19,008	642,655
Savola Group	18,519	194,059
		12,129,221
SINGAPORE — 0.7%
Ascendas Real Estate Investment Trust	79,000	179,332
CapitaLand Integrated Commercial Trust REIT	7,200	11,628
CapitaLand, Ltd.	390,456	1,092,672
DBS Group Holdings, Ltd.	179,329	3,842,574
Mapletree Logistics Trust REIT	157,200	225,808
Singapore Exchange, Ltd.	219,200	1,626,543
Singapore Telecommunications, Ltd.	794,400	1,442,644
United Overseas Bank, Ltd.	187,929	3,612,836
Venture Corp., Ltd.	5,700	85,101
		12,119,138
SOUTH AFRICA — 1.3%
Anglo American Platinum, Ltd.	5,516	803,945
Anglo American PLC	89,805	3,521,971
Aspen Pharmacare Holdings, Ltd. (b)	32,378	316,539
Bid Corp., Ltd. (b)	21,693	420,175
Bidvest Group, Ltd. (d)	26,406	304,703
Capitec Bank Holdings, Ltd. (b)	6,964	669,619
Discovery, Ltd. (b)	71,151	638,835
Exxaro Resources, Ltd.	19,549	230,173
FirstRand, Ltd. (d)	335,102	1,171,453
See accompanying notes to financial statements.
35

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Gold Fields, Ltd.	71,381	$ 664,732
Harmony Gold Mining Co., Ltd. (b)(d)	8,944	37,917
Impala Platinum Holdings, Ltd. (d)	36,607	678,604
Mr. Price Group, Ltd.	29,244	383,437
MTN Group, Ltd.	117,423	690,642
MultiChoice Group, Ltd.	30,873	269,606
Naspers, Ltd. Class N	28,354	6,781,553
Nedbank Group, Ltd.	14,610	138,519
Old Mutual, Ltd. (d)	214,011	181,060
Rand Merchant Investment Holdings, Ltd.	34,082	70,697
Remgro, Ltd.	36,193	254,910
Sanlam, Ltd. (d)	212,472	856,579
Sasol, Ltd. (b)	29,579	424,067
Sibanye Stillwater, Ltd. (d)	134,899	593,816
Standard Bank Group, Ltd.	104,097	884,239
Woolworths Holdings, Ltd. (b)	58,019	194,297
		21,182,088
SOUTH KOREA — 4.2%
Alteogen, Inc. (b)	1,564	123,821
Amorepacific Corp.	600	137,044
AMOREPACIFIC Group	542	31,081
BGF retail Co., Ltd.	810	113,081
Celltrion Healthcare Co., Ltd. (b)	2,484	298,497
Celltrion Pharm, Inc. (b)	1,339	177,469
Celltrion, Inc. (b)	7,482	2,145,270
CJ CheilJedang Corp.	2,448	889,002
CJ Corp.	807	67,027
Coway Co., Ltd.	3,262	188,788
Doosan Heavy Industries & Construction Co., Ltd. (b)	6,379	73,273
E-MART, Inc.	2,861	432,278
Hana Financial Group, Inc.	25,094	948,993
Hanmi Pharm Co., Ltd.	457	127,803
Hanwha Solutions Corp. (b)	2,995	132,582
Helixmith Co., Ltd. (b)	376	8,571
HLB, Inc. (b)	7,036	243,703
Hotel Shilla Co., Ltd.	3,535	271,431
Hyundai Engineering & Construction Co., Ltd.	2,971	115,637
Hyundai Heavy Industries Holdings Co., Ltd.	864	222,537
Hyundai Mobis Co., Ltd.	4,004	1,033,062
Hyundai Motor Co.	11,029	2,124,429
Hyundai Steel Co.	6,837	290,274
Kakao Corp.	3,261	1,434,926
See accompanying notes to financial statements.
36

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc.	32,234	$ 1,600,663
Kia Motors Corp.	21,206	1,553,327
Korea Aerospace Industries, Ltd.	4,731	153,624
Korea Electric Power Corp. ADR (d)	45,028	461,987
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,846	571,629
Korea Zinc Co., Ltd.	2,188	789,749
KT&G Corp.	14,234	1,023,766
LG Chem, Ltd.	2,134	1,517,888
LG Chem, Ltd. Preference Shares	605	205,275
LG Electronics, Inc.	14,197	1,881,643
LG Household & Health Care, Ltd.	1,063	1,474,628
Lotte Chemical Corp.	1,918	510,111
NAVER Corp.	10,973	3,655,243
NCSoft Corp.	1,789	1,379,984
Pearl Abyss Corp. (b)	810	220,509
POSCO ADR	22,305	1,610,421
Samsung Biologics Co., Ltd. (b)(e)	645	426,296
Samsung C&T Corp.	4,654	511,971
Samsung Electro-Mechanics Co., Ltd.	2,880	477,137
Samsung Electronics Co., Ltd. GDR	12,591	22,965,984
Samsung Electronics Co., Ltd. Preference Shares	27,971	1,804,182
Samsung Fire & Marine Insurance Co., Ltd.	4,427	743,212
Samsung Heavy Industries Co., Ltd. (b)	33,875	232,568
Samsung SDI Co., Ltd.	2,677	1,561,140
Samsung SDS Co., Ltd.	1,831	313,054
Samsung Securities Co., Ltd.	24,139	841,426
Seegene, Inc.	1,109	127,485
Shin Poong Pharmaceutical Co., Ltd.	1,619	121,738
Shinhan Financial Group Co., Ltd.	36,517	1,208,360
SK Chemicals Co., Ltd.	487	107,792
SK Holdings Co., Ltd.	3,429	854,410
SK Hynix, Inc.	36,383	4,259,552
SK Innovation Co., Ltd. (b)	5,277	1,021,129
SK Telecom Co., Ltd. ADR	18,204	495,695
		68,314,157
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	20,641	685,569
Aena SME SA (b)(e)	956	155,392
Amadeus IT Group SA (b)	22,845	1,621,186
Banco Bilbao Vizcaya Argentaria SA	395,997	2,059,927
Banco Santander SA (b)	1,007,623	3,430,798
CaixaBank SA	79,906	247,838
See accompanying notes to financial statements.
37

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cellnex Telecom SA (d)(e)	9,710	$ 560,337
Ferrovial SA	45,123	1,178,924
Iberdrola SA	518,687	6,696,594
Industria de Diseno Textil SA	86,329	2,851,094
Naturgy Energy Group SA	31,187	766,070
Repsol SA	119,948	1,488,694
Telefonica SA	368,099	1,651,335
		23,393,758
SWEDEN — 2.0%
Assa Abloy AB Class B	97,619	2,811,097
Atlas Copco AB Class B	80,924	4,219,676
Epiroc AB Class B	80,924	1,689,263
EQT AB	5,238	172,771
Essity AB Class B (d)	5,123	162,160
Evolution Gaming Group AB (e)	10,148	1,497,233
H & M Hennes & Mauritz AB Class B (b)(d)	68,913	1,555,549
Hexagon AB Class B	305	28,189
Husqvarna AB Class B	114,331	1,650,108
Kinnevik AB Class B (d)	1,629	79,354
Sandvik AB (b)	91,431	2,502,832
Securitas AB Class B	60,764	1,035,239
Skandinaviska Enskilda Banken AB Class A (d)	108,734	1,327,941
Skanska AB Class B (d)	60,576	1,521,993
SKF AB Class B	39,841	1,134,488
Svenska Handelsbanken AB Class A (d)	133,520	1,453,106
Swedbank AB Class A	66,231	1,169,413
Swedish Match AB (d)	13,893	1,086,728
Tele2 AB Class B	66,961	904,972
Telefonaktiebolaget LM Ericsson Class B	254,743	3,377,070
Telia Co. AB	146,977	637,901
Volvo AB Class B (b)(d)	104,547	2,649,568
		32,666,651
SWITZERLAND — 6.1%
ABB, Ltd.	168,053	5,099,712
Adecco Group AG	15,059	1,018,281
Alcon, Inc. (b)	32,430	2,280,420
Cie Financiere Richemont SA	38,087	3,672,119
Coca-Cola HBC AG	12,046	383,919
Credit Suisse Group AG	127,432	1,340,734
Geberit AG	4,076	2,605,452
Givaudan SA	1,084	4,194,791
See accompanying notes to financial statements.
38

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Julius Baer Group, Ltd.	13,524	$ 868,502
Kuehne + Nagel International AG	8,728	2,501,133
LafargeHolcim, Ltd.	25,891	1,527,903
Logitech International SA	5,760	606,754
Lonza Group AG	4,843	2,719,058
Nestle SA	195,327	21,862,345
Novartis AG	145,656	12,500,276
Roche Holding AG	46,282	15,020,812
SGS SA	721	2,053,871
Sika AG	8,704	2,497,030
Sonova Holding AG (b)	2,221	590,914
STMicroelectronics NV	40,495	1,546,321
Swatch Group AG	4,281	1,236,789
Swiss Re AG (d)	24,770	2,446,602
Temenos AG	4,258	615,525
UBS Group AG	270,821	4,211,300
Zurich Insurance Group AG	11,816	5,064,628
		98,465,191
TAIWAN — 4.3%
Accton Technology Corp.	11,000	106,403
Acer, Inc.	407,000	448,609
Advantech Co., Ltd.	36,954	458,477
ASE Technology Holding Co., Ltd.	153,000	576,438
ASMedia Technology, Inc.	2,000	104,440
Asustek Computer, Inc.	11,000	143,606
AU Optronics Corp. ADR (b)(d)	248,549	1,864,118
Catcher Technology Co., Ltd.	43,000	318,736
Cathay Financial Holding Co., Ltd.	226,595	380,795
Chicony Electronics Co., Ltd.	155,443	552,955
China Development Financial Holding Corp.	433,000	159,342
China Life Insurance Co., Ltd.	197,114	177,888
Chunghwa Telecom Co., Ltd. ADR (d)	66,577	2,605,824
Compal Electronics, Inc.	225,000	210,546
CTBC Financial Holding Co., Ltd.	599,558	464,383
Delta Electronics, Inc.	152,785	1,542,147
E.Sun Financial Holding Co., Ltd.	1,039,349	950,724
Eclat Textile Co., Ltd.	18,650	313,742
Feng TAY Enterprise Co., Ltd.	54,166	370,181
Formosa Plastics Corp.	374,000	1,323,870
Foxconn Technology Co., Ltd.	24,240	61,677
Fubon Financial Holding Co., Ltd.	398,000	792,290
Giant Manufacturing Co., Ltd.	88,000	1,060,947
See accompanying notes to financial statements.
39

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Globalwafers Co., Ltd.	28,000	$ 735,990
Highwealth Construction Corp.	458,340	698,762
Hiwin Technologies Corp.	26,084	367,953
Hon Hai Precision Industry Co., Ltd. GDR	582,251	5,112,164
Hotai Motor Co., Ltd.	7,000	144,254
Innolux Corp.	344,000	254,386
Largan Precision Co., Ltd.	7,000	787,509
MediaTek, Inc.	112,000	3,803,596
Mega Financial Holding Co., Ltd.	25,948	29,010
Micro-Star International Co., Ltd.	79,000	481,758
Oneness Biotech Co., Ltd. (b)	12,000	111,239
Pegatron Corp.	48,000	124,656
Phison Electronics Corp.	40,000	684,821
Pou Chen Corp.	127,000	146,882
Powertech Technology, Inc.	127,000	469,579
President Chain Store Corp.	35,000	333,649
Ruentex Development Co., Ltd.	106,369	184,532
Taishin Financial Holding Co., Ltd.	900,495	422,901
Taiwan Business Bank	2,335,133	815,124
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	279,238	33,028,271
Unimicron Technology Corp.	19,000	60,929
Uni-President Enterprises Corp.	403,000	1,031,052
United Microelectronics Corp. ADR (d)	253,912	2,313,138
Walsin Technology Corp.	37,000	323,538
Win Semiconductors Corp.	42,000	575,544
Wiwynn Corp.	4,000	118,179
Yageo Corp.	21,169	410,278
Zhen Ding Technology Holding, Ltd.	127,000	536,344
		69,094,176
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	33,647	733,358
THAILAND — 0.4%
Advanced Info Service PCL	21,400	118,813
Airports of Thailand PCL	83,600	184,589
Asset World Corp. PCL	1,327,000	216,566
B Grimm Power PCL	72,200	105,701
Bangkok Bank PCL	187,276	755,097
Bangkok Expressway & Metro PCL	478,400	133,952
Bumrungrad Hospital PCL	71,400	310,733
Central Pattana PCL	224,700	418,841
CP ALL PCL NVDR (b)	335,800	744,133
See accompanying notes to financial statements.
40

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Delta Electronics Thailand PCL	27,200	$ 252,416
Electricity Generating PCL	7,700	45,707
Energy Absolute PCL	78,800	156,339
Global Power Synergy PCL Class F	71,900	177,162
Gulf Energy Development PCL	201,020	215,494
Home Product Center PCL	220,500	104,429
Indorama Ventures PCL	134,700	191,813
Kasikornbank PCL	88,700	414,406
Land & Houses PCL	91,500	25,034
Minor International PCL (b)	338,600	352,144
Osotspa PCL	121,900	137,503
PTT Global Chemical PCL	7,100	14,257
PTT PCL	1,069,520	1,403,210
Ratch Group PCL	40,000	65,600
Siam Cement PCL	8,300	105,974
Siam Commercial Bank PCL NVDR	108,000	385,344
Sri Trang Gloves Thailand PCL	21,900	28,733
Srisawad Corp. PCL	24,000	65,472
Thai Union Group PCL Class F	262,800	123,621
Total Access Communication PCL	10,300	10,794
		7,263,877
TURKEY — 0.1%
Akbank T.A.S.	530,622	300,694
Aselsan Elektronik Sanayi Ve Ticaret A/S	11,171	20,179
BIM Birlesik Magazalar A/S	20,801	177,442
Turkiye Garanti Bankasi A/S (b)	358,513	289,799
Turkiye Is Bankasi A/S Class C (b)	498,249	290,175
		1,078,289
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	133,437	224,868
Abu Dhabi Islamic Bank PJSC	231,996	308,221
Aldar Properties PJSC	466,960	478,001
Dubai Islamic Bank PJSC	61,928	76,711
Emaar Malls PJSC (b)	945,638	435,084
Emaar Properties PJSC (b)	150,745	145,281
Emirates NBD Bank PJSC	31,350	98,152
Emirates Telecommunications Group Co. PJSC	108,646	640,077
First Abu Dhabi Bank PJSC	108,552	431,471
		2,837,866
See accompanying notes to financial statements.
41

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 7.4%
3i Group PLC	98,465	$ 1,567,055
Admiral Group PLC	485	20,751
Ashtead Group PLC	1,625	97,012
Associated British Foods PLC (b)	11,223	373,948
AstraZeneca PLC	83,322	8,331,108
Auto Trader Group PLC (b)(e)	60,830	465,292
Aviva PLC	271,256	1,527,697
BAE Systems PLC	232,449	1,619,585
Barclays PLC	1,120,532	2,874,320
Barratt Developments PLC (b)	41,832	431,020
Berkeley Group Holdings PLC	3,704	226,851
BP PLC	1,319,295	5,363,313
British American Tobacco PLC	152,293	5,828,693
British Land Co. PLC REIT	202,349	1,409,306
BT Group PLC (b)	527,890	1,127,455
Burberry Group PLC (b)	40,708	1,066,290
CK Hutchison Holdings, Ltd.	133,032	1,060,053
CNH Industrial NV (b)	63,004	977,071
Compass Group PLC (b)	141,591	2,855,087
Diageo PLC	165,532	6,827,557
Entain PLC (b)	27,614	578,344
Experian PLC	71,160	2,451,542
GlaxoSmithKline PLC	321,057	5,705,357
Hargreaves Lansdown PLC	4,712	100,215
HSBC Holdings PLC	1,259,898	7,356,409
Imperial Brands PLC	74,454	1,532,645
InterContinental Hotels Group PLC (b)	11,957	820,730
J Sainsbury PLC	187,097	625,984
Kingfisher PLC (b)	58,129	255,279
Land Securities Group PLC REIT	94,262	897,498
Legal & General Group PLC	84,861	326,778
Lloyds Banking Group PLC (b)	3,787,305	2,222,601
London Stock Exchange Group PLC	20,034	1,918,280
M&G PLC	128,505	367,717
Melrose Industries PLC (b)	74,806	172,257
National Grid PLC	318,966	3,802,270
Natwest Group PLC	206,250	558,455
Next PLC (b)	13,979	1,517,102
Ocado Group PLC (b)	26,671	748,839
Pearson PLC	84,347	897,939
Persimmon PLC	13,702	555,797
See accompanying notes to financial statements.
42

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Prudential PLC	128,505	$ 2,731,282
Reckitt Benckiser Group PLC	43,763	3,923,481
RELX PLC (c)	122,772	3,081,178
RELX PLC (c)	38,821	977,315
Rentokil Initial PLC (b)	30,434	203,399
Rolls-Royce Holdings PLC (b)	586,536	852,134
RSA Insurance Group PLC	87,209	819,395
Sage Group PLC	169,543	1,433,453
Segro PLC REIT	90,355	1,168,839
Severn Trent PLC	55,063	1,751,879
Smith & Nephew PLC	93,615	1,779,834
Smiths Group PLC	28,014	594,258
SSE PLC	120,491	2,418,814
Standard Chartered PLC	191,397	1,319,032
Standard Life Aberdeen PLC	212,846	851,331
Taylor Wimpey PLC (b)	165,767	412,705
Tesco PLC	539,712	1,704,111
Unilever PLC	184,394	10,318,808
United Utilities Group PLC	82,171	1,049,592
Vodafone Group PLC	1,857,499	3,379,810
Whitbread PLC (b)	18,075	854,379
WPP PLC	100,070	1,271,041
		120,357,572
UNITED STATES — 0.5%
Bausch Health Cos., Inc. (b)	26,484	840,130
Ferguson PLC	17,599	2,104,707
James Hardie Industries PLC CDI	67,756	2,055,997
JBS SA	55,626	298,486
QIAGEN NV (b)	228	11,059
Stellantis NV (c)	56,098	994,254
Stellantis NV (c)	74,017	1,312,189
		7,616,822
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	55,442	1,056,479
TOTAL COMMON STOCKS (Cost $1,387,782,384)		1,605,003,934

RIGHTS — 0.0% (a)
CHILE — 0.0% (a)
Sociedad Quimica y Minera de Chile SA (expiring 4/19/21) (b)	1,968	6,102
See accompanying notes to financial statements.
43

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ITALY — 0.0% (a)
SNAM SpA (expiring 04/07/21) (b) (f)	163,187	$ —
TOTAL RIGHTS (Cost $0)		6,102
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Srisawad Corp. PCL (expiring 8/29/25) (b) (Cost: $0)	900	559
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (g) (h)	7,426,840	7,426,840
State Street Navigator Securities Lending Portfolio II (i) (j)	43,671,342	43,671,342
TOTAL SHORT-TERM INVESTMENTS (Cost $51,098,182)		51,098,182
TOTAL INVESTMENTS — 101.9% (Cost $1,438,880,566)		1,656,108,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(31,629,429)
NET ASSETS — 100.0%		$ 1,624,479,348
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	All or a portion of the shares of the security are on loan at March 31, 2021.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
44

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,600,039,037	$4,964,897	$ 0(a)	$1,605,003,934
Rights	6,102	—	0(a)	6,102
Warrants	559	—	—	559
Short-Term Investments	51,098,182	—	—	51,098,182
TOTAL INVESTMENTS	$1,651,143,880	$4,964,897	$ 0	$1,656,108,777
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	18.3%
Consumer Discretionary	13.9
Information Technology	12.6
Industrials	11.8
Health Care	9.0
Consumer Staples	8.4
Materials	8.0
Communication Services	7.1
Energy	4.5
Utilities	2.9
Real Estate	2.3
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
45

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	905,853	$ 905,853	$ 41,170,334	$ 34,649,347	$—	$—	7,426,840	$ 7,426,840	$ 633
State Street Navigator Securities Lending Portfolio II	17,817,316	17,817,316	130,336,440	104,482,414	—	—	43,671,342	43,671,342	67,523
Total		$18,723,169	$171,506,774	$139,131,761	$—	$—		$51,098,182	$68,156
See accompanying notes to financial statements.
46

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHILE — 0.9%
Aguas Andinas SA Class A	5,722,306	$ 1,775,397
Enel Chile SA	15,884,817	1,240,006
		3,015,403
CHINA — 22.8%
Agricultural Bank of China, Ltd. Class H	2,789,000	1,115,679
Bank of China, Ltd. Class H	3,458,000	1,316,579
Bank of Communications Co., Ltd. Class H	2,212,000	1,408,382
China Construction Bank Corp. Class H	1,151,000	968,241
China Overseas Land & Investment, Ltd.	3,677,000	9,553,782
China Power International Development, Ltd.	3,432,000	799,017
China Resources Land, Ltd.	1,998,000	9,675,887
China Vanke Co., Ltd. Class H	2,314,300	9,064,363
Chongqing Rural Commercial Bank Co., Ltd. Class H	418,000	180,116
CITIC Securities Co., Ltd. Class H (a)	171,000	393,713
CITIC Telecom International Holdings, Ltd.	1,067,000	377,422
CITIC, Ltd.	6,375,000	6,035,154
Far East Horizon, Ltd. (a)	647,000	777,287
Guangdong Investment, Ltd.	3,874,000	6,308,464
Hengan International Group Co., Ltd. (a)	1,277,000	8,393,481
Industrial & Commercial Bank of China, Ltd. Class H	409,000	293,554
Jiangsu Expressway Co., Ltd. Class H	1,026,000	1,277,477
Lenovo Group, Ltd.	7,116,000	10,123,283
People's Insurance Co. Group of China, Ltd. Class H	3,086,000	1,000,292
PICC Property & Casualty Co., Ltd. Class H	1,594,000	1,381,906
Shenzhen Expressway Co., Ltd. Class H (a)	1,600,000	1,732,856
Yuexiu Property Co., Ltd.	5,578,000	1,262,762
Yuexiu Transport Infrastructure, Ltd. (a)	838,000	529,244
		73,968,941
COLOMBIA — 0.2%
Bancolombia SA	65,171	509,841
CZECH REPUBLIC — 0.5%
CEZ A/S	62,238	1,540,257
HONG KONG — 2.5%
Xinyi Glass Holdings, Ltd.	2,472,000	8,076,301
INDIA — 6.4%
Chambal Fertilizers and Chemicals, Ltd.	315,473	988,311
ITC, Ltd.	3,136,334	9,372,915
See accompanying notes to financial statements.
47

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	3,476,650	$ 10,254,426
		20,615,652
MALAYSIA — 3.0%
CIMB Group Holdings Bhd	4,137,141	4,330,204
Malayan Banking Bhd	2,040,743	4,060,323
Maxis Bhd	466,800	508,848
Petronas Gas Bhd	215,300	830,773
		9,730,148
MEXICO — 7.1%
Bolsa Mexicana de Valores SAB de CV	354,001	713,694
Coca-Cola Femsa SAB de CV	233,211	1,076,095
Fomento Economico Mexicano SAB de CV	126,273	9,512,145
Kimberly-Clark de Mexico SAB de CV Class A	1,261,483	2,153,594
Prologis Property Mexico SA de CV REIT	157,006	336,948
Wal-Mart de Mexico SAB de CV	2,954,167	9,308,431
		23,100,907
PHILIPPINES — 0.3%
Globe Telecom, Inc.	27,765	1,075,420
QATAR — 0.8%
Masraf Al Rayan QSC	1,818,265	2,142,367
Qatar Electricity & Water Co. QSC	116,766	544,544
		2,686,911
RUSSIA — 4.8%
Federal Grid Co. Unified Energy System PJSC (b)	568,139,901	1,632,266
Inter Rao Use PJSC (b)	74,647,711	5,054,023
Severstal PAO GDR	3,624	73,133
Severstal PAO	388,398	7,939,867
Unipro PJSC	19,865,826	775,224
		15,474,513
SAUDI ARABIA — 5.0%
Al Rajhi Bank	142,070	3,742,672
Arab National Bank	158,885	884,577
Saudi Airlines Catering Co. (b)	83,484	1,691,762
Saudi Electricity Co.	1,557,552	9,759,618
		16,078,629
SOUTH AFRICA — 8.7%
AVI, Ltd.	349,428	1,765,332
Equites Property Fund, Ltd. REIT	352,834	449,936
See accompanying notes to financial statements.
48

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FirstRand, Ltd. (a)	1,230,613	$ 4,301,989
Sanlam, Ltd.	1,761,933	7,103,216
SPAR Group, Ltd.	272,929	3,509,793
Standard Bank Group, Ltd.	676,478	5,746,255
Vodacom Group, Ltd.	601,796	5,145,705
		28,022,226
TAIWAN — 25.9%
Charoen Pokphand Enterprise	240,000	644,307
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,775,000	10,686,574
CTBC Financial Holding Co., Ltd.	5,078,000	3,933,123
Formosa Plastics Corp.	2,399,000	8,491,887
Formosa Taffeta Co., Ltd.	1,207,000	1,302,898
Fubon Financial Holding Co., Ltd.	1,742,000	3,467,760
Getac Technology Corp.	405,000	831,774
Huaku Development Co., Ltd.	170,000	555,287
King's Town Bank Co., Ltd.	526,000	726,331
Lien Hwa Industrial Holdings Corp.	642,148	1,065,633
Lite-On Technology Corp.	1,687,000	3,713,020
Mega Financial Holding Co., Ltd.	3,863,000	4,318,848
Pegatron Corp.	2,824,000	7,333,908
Quanta Computer, Inc.	2,765,000	9,496,723
Radiant Opto-Electronics Corp.	914,000	4,068,202
Shanghai Commercial & Savings Bank, Ltd.	1,101,000	1,618,720
SinoPac Financial Holdings Co., Ltd.	4,650,000	2,094,154
Taishin Financial Holding Co., Ltd.	3,168,800	1,488,169
Taiwan Cogeneration Corp.	420,000	571,864
Taiwan Cooperative Financial Holding Co., Ltd.	2,566,370	1,902,314
Taiwan Fertilizer Co., Ltd.	785,000	1,554,428
Taiwan Hon Chuan Enterprise Co., Ltd.	243,000	589,339
Topco Scientific Co., Ltd.	213,000	1,018,978
Vanguard International Semiconductor Corp.	1,799,000	6,809,379
Wistron Corp.	4,349,000	5,106,070
WT Microelectronics Co., Ltd.	299,000	494,089
		83,883,779
THAILAND — 7.1%
Advanced Info Service PCL NVDR	1,579,000	8,766,608
Pruksa Holding PCL NVDR	37,000	15,155
Ratch Group PCL NVDR	1,479,300	2,426,052
Ratch Group PCL	476,600	781,624
Siam Commercial Bank PCL NVDR	2,037,700	7,270,514
Thanachart Capital PCL NVDR	2,235,000	2,717,760
See accompanying notes to financial statements.
49

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Thanachart Capital PCL	234,400	$ 285,030
TTW PCL NVDR	1,864,700	704,111
		22,966,854
TURKEY — 0.4%
Enka Insaat ve Sanayi A/S	1,320,106	1,263,282
UNITED ARAB EMIRATES — 3.3%
Abu Dhabi Islamic Bank PJSC	1,370,897	1,821,319
Emirates Telecommunications Group Co. PJSC	383,401	2,258,769
First Abu Dhabi Bank PJSC	1,667,194	6,626,746
		10,706,834
TOTAL COMMON STOCKS (Cost $289,248,627)		322,715,898

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	183,465	183,520
State Street Navigator Securities Lending Portfolio II (e) (f)	2,008,870	2,008,870
TOTAL SHORT-TERM INVESTMENTS (Cost $2,192,390)		2,192,390
TOTAL INVESTMENTS — 100.4% (Cost $291,441,017)		324,908,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,202,178)
NET ASSETS — 100.0%		$ 323,706,110
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
50

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	11	06/18/2021	$733,335	$727,375	$(5,960)
During the period ended March 31, 2021, average notional value related to futures contracts was $1,120,247.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$321,649,244	$1,066,654	$—	$322,715,898
Short-Term Investments	2,192,390	—	—	2,192,390
TOTAL INVESTMENTS	$323,841,634	$1,066,654	$—	$324,908,288
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(5,960)	—	—	(5,960)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (5,960)	$ —	$—	$ (5,960)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$323,835,674	$1,066,654	$—	$324,902,328
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	24.9%
Information Technology	15.1
Consumer Staples	14.5
Utilities	13.9
Real Estate	9.6
Industrials	9.1
Materials	6.1
Communication Services	5.6
Consumer Discretionary	0.9
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
See accompanying notes to financial statements.
51

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

% of Net Assets
TOTAL	100.0%%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	947,519	$ 947,709	$ 9,334,534	$10,098,723	$(51)	$51	183,465	$ 183,520	$ 229
State Street Navigator Securities Lending Portfolio II	430,383	430,383	15,588,458	14,009,971	—	—	2,008,870	2,008,870	4,934
Total		$1,378,092	$24,922,992	$24,108,694	$(51)	$51		$2,192,390	$5,163
See accompanying notes to financial statements.
52

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BRAZIL — 5.2%
AES Brasil Energia SA	59,026	$ 182,005
Aliansce Sonae Shopping Centers SA (a)	81,835	399,096
Alliar Medicos A Frente SA	21,940	34,992
Alupar Investimento SA	63,498	288,627
Anima Holding SA (a)	314,727	557,730
Arezzo Industria e Comercio SA	45,198	563,473
Banco ABC Brasil SA Preference Shares	90,248	231,897
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	95,069	202,841
Banco Pan SA Preference Shares	147,947	288,134
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	112,652	193,044
BR Malls Participacoes SA (a)	486,242	872,013
BR Properties SA	118,238	180,196
BrasilAgro - Co. Brasileira de Propriedades Agricolas	15,982	64,347
C&A Modas Ltda (a)	55,952	116,802
Camil Alimentos SA	45,835	83,093
Cia de Locacao das Americas	217,687	955,925
Cia de Saneamento de Minas Gerais-COPASA	103,632	277,307
Cia de Saneamento do Parana Preference Shares	371,549	291,024
Cia de Saneamento do Parana	80,093	312,253
Cia Energetica de Sao Paulo Class B, Preference Shares	76,582	382,164
Cia Energetica do Ceara Class A, Preference Shares	1,000	9,887
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	52,299	315,759
Cia Hering	117,963	336,350
Construtora Tenda SA	50,255	231,460
CVC Brasil Operadora e Agencia de Viagens SA (a)	147,560	515,662
Cyrela Brazil Realty SA Empreendimentos e Participacoes	170,093	743,008
Dimed SA Distribuidora da Medicamentos	32,306	110,148
Direcional Engenharia SA	141,781	312,054
Duratex SA	179,726	595,265
EcoRodovias Infraestrutura e Logistica SA (a)	136,672	283,855
EDP - Energias do Brasil SA	142,555	499,940
Embraer SA (a)	399,057	990,748
Enauta Participacoes SA	102,581	287,220
Even Construtora e Incorporadora SA	73,684	134,754
Ez Tec Empreendimentos e Participacoes SA	95,124	540,267
Fleury SA	108,613	492,733
Gafisa SA (a)	302,507	246,594
Grendene SA	150,217	210,298
Grupo SBF SA (a)	51,977	243,259
See accompanying notes to financial statements.
53

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Guararapes Confeccoes SA	44,079	$ 107,092
Iguatemi Empresa de Shopping Centers SA	45,528	301,745
Instituto Hermes Pardini SA	51,773	189,642
International Meal Co. Alimentacao SA Class A (a)	143,830	98,130
Iochpe Maxion SA (a)	82,845	176,613
IRB Brasil Resseguros SA	579,377	629,378
Jereissati Participacoes SA	18,435	87,160
JHSF Participacoes SA	171,251	211,219
Light SA (a)	169,951	606,559
Linx SA	94,236	631,246
Locaweb Servicos de Internet SA (b)	227,704	922,034
LOG Commercial Properties e Participacoes SA	19,563	99,288
Log-in Logistica Intermodal SA (a)	61,890	166,926
LPS Brasil Consultoria de Imoveis SA (a)	62,200	44,090
Mahle-Metal Leve SA	37,650	153,989
Marcopolo SA Preference Shares	490,431	243,347
Marisa Lojas SA (a)	65,110	62,306
Metalurgica Gerdau SA Preference Shares	470,037	1,116,994
Mills Estruturas e Servicos de Engenharia SA (a)	47,600	55,926
Minerva SA	137,930	249,315
Moura Dubeux Engenharia S/A (a)	31,818	48,998
Movida Participacoes SA	137,238	407,361
MRV Engenharia e Participacoes SA	245,425	791,553
Odontoprev SA	136,423	317,909
Oi SA (a)	3,484,045	1,179,253
Omega Geracao SA (a)	57,425	399,930
Petro Rio SA (a)	77,105	1,260,898
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	32,100	33,277
Qualicorp Consultoria e Corretora de Seguros SA	151,201	813,211
Randon SA Implementos e Participacoes Preference Shares	207,365	503,438
Santos Brasil Participacoes SA	298,477	360,732
Sao Martinho SA	99,772	524,409
Ser Educacional SA (b)	56,812	123,732
SIMPAR SA	34,765	230,165
Sinqia SA (a)	27,732	111,557
SLC Agricola SA	77,199	610,697
Smiles Fidelidade SA	40,052	151,180
Tecnisa SA (a)	29,900	38,786
Tegma Gestao Logistica SA	47,517	158,558
Transmissora Alianca de Energia Eletrica SA	194,321	1,340,240
Trisul SA	39,700	69,157
Tupy SA (a)	37,287	137,770
See accompanying notes to financial statements.
54

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Unipar Carbocloro SA Preference Shares	30,695	$ 370,048
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (a)	60,795	97,716
Vivara Participacoes SA	53,812	234,969
Wilson Sons, Ltd.	13,137	103,597
Wiz Solucoes e Corretagem de Seguros SA (a)	93,361	124,581
YDUQS Participacoes SA	164,449	778,386
		31,051,331
CHILE — 1.1%
AES Gener SA	1,653,416	280,901
Aguas Andinas SA Class A	1,453,090	450,834
Besalco SA	128,708	89,580
CAP SA	55,130	895,402
Cia Sud Americana de Vapores SA (a)	7,633,053	412,253
Embotelladora Andina SA Class B, Preference Shares	170,234	452,599
Engie Energia Chile SA	257,499	293,912
Inversiones Aguas Metropolitanas SA	459,182	361,133
Inversiones La Construccion SA	35,510	274,333
Parque Arauco SA	422,045	825,408
Ripley Corp. SA	740,336	268,042
Salfacorp SA	374,023	325,396
SMU SA	2,064,429	339,090
Sociedad Matriz SAAM SA	4,625,868	392,658
SONDA SA	230,815	148,436
Vina Concha y Toro SA	431,274	742,603
		6,552,580
CHINA — 14.4%
111, Inc. ADR (a)(c)	5,000	69,000
263 Network Communications Co., Ltd. Class A	63,000	53,291
361 Degrees International, Ltd.	692,000	197,601
500.com, Ltd. Class A, ADR (a)(c)	18,947	404,897
5I5J Holding Group Co., Ltd. Class A	157,290	87,980
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	47,799
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,538	43,994
All Winner Technology Co., Ltd. Class A	15,900	83,266
Alpha Group Class A (a)	112,100	92,944
Alphamab Oncology (a)(b)	226,000	327,323
Anhui Construction Engineering Group Co., Ltd. Class A	102,300	64,549
Anhui Expressway Co., Ltd. Class H	266,000	184,075
Anhui Genuine New Materials Co., Ltd. Class A	19,100	84,450
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	23,200	110,109
See accompanying notes to financial statements.
55

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Anhui Guozhen Environment Protection Technology JSC, Ltd. Class A	18,800	$ 23,668
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	70,592	62,187
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	62,600	66,787
Anhui Korrun Co., Ltd. Class A	27,900	103,415
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	54,584
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	52,500	56,891
Anhui Xinhua Media Co., Ltd. Class A	59,200	44,031
Anton Oilfield Services Group (a)(c)	1,352,000	85,212
Aoshikang Technology Co., Ltd. Class A	5,300	46,932
Aoyuan Healthy Life Group Co., Ltd. (c)	76,000	49,953
Ascentage Pharma Group International (a)(b)	107,800	420,831
Ascletis Pharma, Inc. (a)(b)(c)	207,000	74,552
Asia Cement China Holdings Corp.	231,000	236,810
Asiainfo Technologies, Ltd. (b)	179,914	276,775
Babytree Group (a)(b)	71,000	10,685
BAIOO Family Interactive, Ltd. (b)	664,000	169,108
Bank of Gansu Co., Ltd. Class H (a)	833,000	148,933
Baosheng Science and Technology Innovation Co., Ltd. Class A	190,800	120,391
Baoye Group Co., Ltd. Class H (a)	70,000	34,125
BC Technology Group, Ltd. (a)	37,500	72,545
Beijing Capital Land, Ltd. Class H (c)	1,142,400	144,004
Beijing Career International Co., Ltd. Class A	8,800	69,086
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	38,087	38,777
Beijing Certificate Authority Co., Ltd. Class A	8,800	55,567
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (c)	63,000	150,724
Beijing Cisri-Gaona Materials & Technology Co., Ltd. Class A	14,700	51,530
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	51,320
Beijing Enterprises Urban Resources Group, Ltd. (a)	852,000	133,699
Beijing Forever Technology Co., Ltd. Class A	28,500	38,963
Beijing GeoEnviron Engineering & Technology, Inc. Class A	45,600	126,698
Beijing Global Safety Technology Co., Ltd. Class A	8,200	31,444
Beijing Jetsen Technology Co., Ltd. Class A (a)	122,100	60,481
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,700	45,812
Beijing North Star Co., Ltd. Class A	278,500	98,476
Beijing Philisense Technology Co., Ltd. Class A (a)	36,900	18,672
Beijing Sanju Environmental Protection and New Material Co., Ltd. Class A	98,900	87,577
Beijing SPC Environment Protection Tech Co., Ltd. Class A	80,500	71,406
Beijing SuperMap Software Co., Ltd. Class A	16,700	43,371
Beijing Tongtech Co., Ltd. Class A	14,600	90,722
See accompanying notes to financial statements.
56

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	$ 56,087
Beijing VRV Software Corp., Ltd. Class A	68,500	46,772
Beijing Wanji Technology Co., Ltd. Class A	10,320	61,484
Beijing Watertek Information Technology Co., Ltd. Class A	82,300	42,899
Beijing Zhidemai Technology Co., Ltd. Class A	3,700	45,441
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	49,125
Beijing Zuojiang Technology Co., Ltd. Class A	3,100	20,151
Beken Corp. Class A	9,000	74,689
BEST, Inc. ADR (a)(c)	123,527	232,231
Bestsun Energy Co., Ltd. Class A	82,400	71,836
Better Life Commercial Chain Share Co., Ltd. Class A	67,000	82,714
Biem.L.Fdlkk Garment Co., Ltd. Class A	27,230	85,078
Boshiwa International Holding, Ltd. (c)(d)	1,843,000	—
Bright Scholar Education Holdings, Ltd. ADR	18,667	108,269
C&D International Investment Group, Ltd.	84,000	152,345
Camel Group Co., Ltd. Class A	75,440	122,453
Canny Elevator Co., Ltd. Class A	31,800	48,903
Cayman Engley Industrial Co., Ltd.	31,000	109,189
CCS Supply Chain Management Co., Ltd. Class A	46,815	38,958
CECEP Wind-Power Corp. Class A	197,600	129,501
Central China New Life, Ltd.	117,000	103,539
Central China Real Estate, Ltd.	392,000	174,459
CGN New Energy Holdings Co Ltd (a)	1,742,000	454,857
CGN Nuclear Technology Development Co., Ltd. Class A	45,100	84,616
Changchun Faway Automobile Components Co., Ltd. Class A	10,100	14,378
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	25,300	43,033
Chaowei Power Holdings, Ltd.	706,000	265,166
Cheetah Mobile, Inc. ADR (c)	18,348	41,283
ChemPartner PharmaTech Co., Ltd. Class A (a)	28,700	53,321
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	75,900	170,628
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	52,409
Chengdu Jiafaantai Education Technology Co., Ltd. Class A	27,300	47,309
Chengdu Santai Holding Group Co., Ltd. Class A (a)	35,100	41,941
China Aerospace International Holdings, Ltd.	2,186,000	182,765
China Aircraft Leasing Group Holdings, Ltd. (c)	495,500	401,527
China Bester Group Telecom Co., Ltd. Class A	16,000	28,117
China Beststudy Education Group (c)	170,000	60,789
China BlueChemical, Ltd. Class H	1,802,000	435,756
China Building Material Test & Certification Group Co., Ltd. Class A	23,920	91,142
China CAMC Engineering Co., Ltd. Class A	71,900	81,201
China CYTS Tours Holding Co., Ltd. Class A	58,400	113,930
See accompanying notes to financial statements.
57

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Datang Corp. Renewable Power Co., Ltd. Class H	1,299,000	$ 247,287
China Design Group Co., Ltd. Class A	26,100	47,258
China Dongxiang Group Co., Ltd. (c)	4,109,000	475,674
China Everbright Greentech, Ltd. (b)(c)	261,000	106,086
China Express Airlines Co., Ltd. Class A	46,600	113,922
China Fangda Group Co., Ltd. Class B	453,950	179,257
China Foods, Ltd.	716,000	302,998
China Forestry Holdings Co., Ltd. (a)(c)(d)	1,642,000	—
China Hanking Holdings, Ltd.	120,000	20,683
China Harmony Auto Holding, Ltd. (c)	678,500	356,947
China Harzone Industry Corp., Ltd. Class A (a)	45,300	55,372
China High Speed Railway Technology Co., Ltd. Class A	183,900	64,185
China Hongxing Sports, Ltd. (a)(c)(d)	4,053,000	—
China Index Holdings, Ltd. ADR (a)(c)	35,044	76,396
China Isotope & Radiation Corp. (c)	21,800	75,990
China Kepei Education Group, Ltd.	264,000	183,030
China Kings Resources Group Co., Ltd. Class A	7,900	30,390
China Lilang, Ltd.	578,000	375,448
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	1,174,000	675,003
China Maple Leaf Educational Systems, Ltd. (a)(c)	1,258,000	330,097
China Modern Dairy Holdings, Ltd. (a)(c)	2,288,000	547,393
China New Higher Education Group, Ltd. (b)(c)	459,000	255,641
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	59,084
China Oriental Group Co., Ltd.	330,000	100,174
China Power International Development, Ltd.	1,059,000	246,550
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	49,258
China Rare Earth Holdings, Ltd. (a)	1,716,400	200,905
China Renaissance Holdings, Ltd. (b)(c)	98,400	394,894
China Resources Medical Holdings Co., Ltd.	585,000	460,508
China Risun Group, Ltd.	212,000	123,800
China Sanjiang Fine Chemicals Co., Ltd.	208,000	97,386
China Science Publishing & Media, Ltd. Class A	29,000	42,917
China Shineway Pharmaceutical Group, Ltd.	332,000	220,353
China Silver Group, Ltd. (a)	938,000	104,967
China South City Holdings, Ltd.	946,000	104,645
China Tian Lun Gas Holdings, Ltd.	181,000	176,240
China Tianying, Inc. Class A (a)	129,800	91,002
China Travel International Investment Hong Kong, Ltd. (a)(c)	3,254,000	552,487
China West Construction Group Co., Ltd. Class A	79,800	110,921
China Xinhua Education Group, Ltd. (b)	486,000	145,654
China Yongda Automobiles Services Holdings, Ltd.	856,000	1,563,480
See accompanying notes to financial statements.
58

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Yurun Food Group, Ltd. (a)	973,000	$ 107,632
China ZhengTong Auto Services Holdings, Ltd. (a)(c)	815,000	73,381
China Zhongwang Holdings, Ltd. (a)(c)	346,000	85,004
Chinasoft International, Ltd.	1,776,000	1,909,763
Chlitina Holding, Ltd.	63,678	530,036
Chongqing Department Store Co., Ltd. Class A	19,300	88,864
Chongqing Dima Industry Co., Ltd. Class A	98,000	44,510
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	21,600	62,648
Chongqing Iron & Steel Co., Ltd. Class A (a)	346,100	82,817
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A	20,800	40,261
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,200	58,588
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	40,922
CIMC Enric Holdings, Ltd. (c)	302,000	215,591
Cinda Real Estate Co., Ltd. Class A	92,500	54,136
Cisen Pharmaceutical Co., Ltd. Class A	26,900	53,667
CITIC Guoan Information Industry Co., Ltd. Class A (a)	208,900	65,906
CITIC Press Corp. Class A	4,800	32,826
CITIC Resources Holdings, Ltd. (a)	2,373,000	97,674
CITIC Telecom International Holdings, Ltd.	1,792,000	633,871
Client Service International, Inc. Class A	15,700	49,891
CMGE Technology Group, Ltd.	562,000	212,527
CMST Development Co., Ltd. Class A (a)	116,400	91,010
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	118,064
COFCO Meat Holdings, Ltd. (c)	1,051,000	539,394
Cogobuy Group (a)(b)	464,000	139,061
Colour Life Services Group Co., Ltd. (c)	483,000	211,230
Consun Pharmaceutical Group, Ltd.	475,600	245,922
CooTek Cayman, Inc. ADR (a)(c)	9,944	27,545
COSCO SHIPPING Ports, Ltd.	680,000	495,058
Cosonic Intelligent Technologies Co., Ltd. Class A	10,400	24,537
CPMC Holdings, Ltd.	494,000	279,582
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	54,317
CSG Smart Science&Technology Co., Ltd. Class A (a)	40,600	47,585
CSPC Innovation Pharmaceutical Co., Ltd. Class A	8,700	23,483
CSSC Hong Kong Shipping Co., Ltd.	356,000	54,491
CSSC Science & Technology Co., Ltd. Class A	33,900	59,159
CStone Pharmaceuticals (a)(b)(c)	337,500	401,556
CT Environmental Group, Ltd. (a)(c)(d)	3,217,900	—
CTS International Logistics Corp., Ltd. Class A	66,530	130,399
DaFa Properties Group, Ltd. (c)	85,000	68,989
Dalian Bio-Chem Co., Ltd. Class A	12,000	25,751
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	103,500	56,157
See accompanying notes to financial statements.
59

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Daqo New Energy Corp. ADR (a)	35,142	$ 2,653,221
Dare Power Dekor Home Co., Ltd. Class A	34,900	83,404
Dazhong Transportation Group Co., Ltd. Class B	189,400	55,873
Dazzle Fashion Co., Ltd. Class A	18,480	56,162
Dexin China Holdings Co., Ltd. (c)	170,000	65,381
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	85,917
Dongfang Electronics Co., Ltd. Class A	58,700	42,764
Dongguan Eontec Co., Ltd. Class A	30,200	30,747
Dongjiang Environmental Co., Ltd. Class A	41,500	54,269
Dongjiang Environmental Co., Ltd. Class H (c)	141,000	96,667
Dongyue Group, Ltd. (c)	611,000	469,973
Duiba Group, Ltd. (a)(c)	190,000	55,965
Dynagreen Environmental Protection Group Co., Ltd. Class A	49,900	77,802
East Group Co., Ltd. Class A	113,600	111,328
Edvantage Group Holdings, Ltd.	108,000	104,882
EEKA Fashion Holdings, Ltd. (c)	96,000	133,854
E-House China Enterprise Holdings, Ltd.	359,700	336,361
Electric Connector Technology Co., Ltd. Class A	13,500	79,998
Essex Bio-technology, Ltd. (c)	296,000	198,363
Eternal Asia Supply Chain Management, Ltd. Class A	131,700	88,721
Everbright Jiabao Co., Ltd. Class A	98,750	48,463
Fangda Special Steel Technology Co., Ltd. Class A (a)	106,472	145,074
Fanhua, Inc. ADR	37,415	521,191
Fantasia Holdings Group Co., Ltd.	280,500	36,801
Feitian Technologies Co., Ltd. Class A	20,200	62,652
FIH Mobile, Ltd. (a)(c)	1,758,000	248,738
FinVolution Group ADR	59,558	417,502
First Tractor Co., Ltd. Class A (a)	47,700	83,096
First Tractor Co., Ltd. Class H (a)(c)	124,500	53,647
Focused Photonics Hangzhou, Inc. Class A (a)	16,900	32,454
Foran Energy Group Co., Ltd. Class A	7,400	21,835
Foshan Nationstar Optoelectronics Co., Ltd. Class A	32,800	40,743
FriendTimes, Inc. (c)	348,000	124,438
Fuan Pharmaceutical Group Co., Ltd. Class A	38,100	25,144
Fufeng Group, Ltd.	1,081,600	389,543
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	27,300	57,711
Fujian Boss Software Development Co., Ltd. Class A	10,600	38,208
Fujian Cement, Inc. Class A	13,300	17,007
Fujian Green Pine Co., Ltd. Class A	24,800	80,547
Fujian Longking Co., Ltd. Class A	53,900	79,274
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	26,780	75,509
See accompanying notes to financial statements.
60

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GCI Science & Technology Co., Ltd. Class A	25,177	$ 50,690
GCL Energy Technology Co., Ltd. (a)	53,300	75,061
Genertec Universal Medical Group Co., Ltd. (b)	864,900	709,769
Genimous Technology Co., Ltd. Class A	91,160	77,111
Getein Biotech, Inc. Class A	29,740	154,021
Global Top E-Commerce Co., Ltd. Class A (a)	100,300	71,542
Goke Microelectronics Co., Ltd. Class A	11,200	73,316
Goldcard Smart Group Co., Ltd.	5,300	9,394
GoldenHome Living Co., Ltd. Class A	7,280	80,542
Goldenmax International Technology, Ltd. Class A (a)	25,100	42,655
Goodbaby International Holdings, Ltd. (a)	859,000	158,001
Grand Baoxin Auto Group, Ltd. (a)(c)	650,601	67,784
Greattown Holdings, Ltd. Class A	116,000	67,006
Greatview Aseptic Packaging Co., Ltd.	928,048	461,968
GreenTree Hospitality Group, Ltd. ADR (a)(c)	14,584	191,780
Grinm Advanced Materials Co., Ltd. Class A	51,600	89,104
Guangdong Chant Group, Inc. Class A	61,700	74,384
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	105,000	65,933
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	35,335
Guangdong Goworld Co., Ltd. Class A	22,800	33,985
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	116,400	97,219
Guangdong Shaoneng Group Co., Ltd. Class A	45,200	44,572
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A (a)	33,700	28,609
Guangdong Topstar Technology Co., Ltd. Class A	12,000	65,714
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	42,429
Guangxi Liugong Machinery Co., Ltd. Class A	95,220	143,384
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	50,251
Guangzhou Great Power Energy & Technology Co., Ltd. Class A (a)	21,800	52,530
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A (a)	38,700	54,854
Guangzhou Shangpin Home Collection Co., Ltd. Class A	16,200	181,229
Guangzhou Zhiguang Electric Co., Ltd. Class A	43,900	50,917
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	70,800	85,786
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	29,951
Guizhou Gas Group Corp., Ltd. Class A	46,500	76,328
Guizhou Panjiang Refined Coal Co., Ltd. Class A	160,187	166,261
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	94,700	127,013
Guomai Technologies, Inc. Class A	39,700	37,999
Guorui Properties, Ltd.	1,035,000	51,920
See accompanying notes to financial statements.
61

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Haichang Ocean Park Holdings, Ltd. (a)(b)	770,000	$ 56,454
Hailiang Education Group, Inc. ADR (a)(c)	2,454	135,338
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	18,180	70,019
Hainan Ruize New Building Material Co., Ltd. Class A (a)	83,200	73,421
Haitong UniTrust International Leasing Co., Ltd. Class H (b)	310,000	53,033
Hand Enterprise Solutions Co., Ltd. Class A (a)	14,900	15,692
Hangxiao Steel Structure Co., Ltd. Class A	228,200	145,034
Hangzhou Century Co., Ltd. Class A	43,100	52,486
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	20,800	95,422
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	55,079
Haoyun Technologies Co., Ltd. Class A	32,600	31,650
Harbin Electric Co., Ltd. Class H (a)(c)	680,000	184,553
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	118,500	47,500
HBIS Resources Co., Ltd. Class A	40,800	144,391
Hebei Chengde Lolo Co. Class A	49,390	47,574
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	52,800	169,074
Hebei Sitong New Metal Material Co., Ltd. Class A	22,900	46,106
Henan Lingrui Pharmaceutical Co. Class A	38,700	52,023
Henan Pinggao Electric Co., Ltd. Class A	90,400	93,966
Henan Shenhuo Coal & Power Co., Ltd. Class A	85,000	123,072
Henan Thinker Automatic Equipment Co., Ltd. Class A	9,600	30,082
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	45,674
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	58,418
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	39,857
Hitevision Co., Ltd. Class A (a)	12,400	38,327
Hollysys Automation Technologies, Ltd.	46,633	583,845
Homeland Interactive Technology, Ltd.	272,000	173,533
Hongda Xingye Co., Ltd. Class A	115,300	61,506
Honghua Group, Ltd. (a)	900,000	29,520
Hua Medicine (a)(b)(c)	291,500	166,851
Huafon Microfibre Shanghai Technology Co., Ltd.	80,500	70,179
Huafu Fashion Co., Ltd. Class A	85,500	59,943
Huangshan Tourism Development Co., Ltd. Class B	409,661	307,246
Huapont Life Sciences Co., Ltd. Class A	16,400	13,473
Huawen Media Group Class A (a)	120,200	40,304
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	73,499
Huijing Holdings Co., Ltd. (c)	180,000	44,685
Huizhou Speed Wireless Technology Co., Ltd. Class A	10,700	17,335
Hunan Aihua Group Co., Ltd. Class A	14,900	66,652
Hunan Gold Corp., Ltd. Class A	36,800	44,758
Hunan New Wellful Co., Ltd. Class A	32,400	36,048
Hwa Create Co., Ltd. Class A (a)	26,300	38,641
See accompanying notes to financial statements.
62

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HY Energy Group Co., Ltd. Class A (a)	72,500	$ 71,050
HyUnion Holding Co., Ltd. Class A (a)	69,400	65,579
iClick Interactive Asia Group, Ltd. ADR (a)	6,000	70,620
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	358,400	171,952
IKD Co., Ltd. Class A	9,900	26,254
INESA Intelligent Tech, Inc. Class B	114,900	51,360
Inke, Ltd. (a)	890,000	259,864
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	196,200	222,687
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	282,000	111,748
Innuovo Technology Co., Ltd. Class A (a)	54,300	43,366
Inspur Software Co., Ltd. Class A	21,500	43,844
IReader Technology Co., Ltd. Class A	29,600	139,852
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	47,500	65,880
Jh Educational Technology, Inc.	256,000	116,566
Jiangling Motors Corp., Ltd. Class A	23,700	103,705
Jiangnan Group, Ltd.	756,000	36,466
Jiangnan Mould and Plastic Technology Co., Ltd. Class A	32,700	23,823
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	251,500	100,428
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	40,831
Jiangsu Gian Technology Co., Ltd. Class A	6,050	37,842
Jiangsu Guomao Reducer Co., Ltd. Class A	19,000	108,622
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	62,332
Jiangsu Hoperun Software Co., Ltd. Class A (a)	40,300	53,253
Jiangsu Huaxicun Co., Ltd. Class A	47,000	40,903
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	204,100	132,516
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	26,600	154,057
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	41,331
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	35,100	32,633
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	132,200	112,229
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	24,015	85,208
Jiayou International Logistics Co., Ltd. Class A	14,840	49,601
Jiayuan International Group, Ltd.	459,167	188,995
Jilin Electric Power Co., Ltd. Class A (a)	47,700	36,132
Jinchuan Group International Resources Co., Ltd. (c)	2,133,000	384,104
Jingjin Environmental Protection Co., Ltd. Class A	7,000	21,658
Jingrui Holdings, Ltd. (c)	436,000	128,987
JinkoSolar Holding Co., Ltd. ADR (a)(c)	23,497	979,590
Jinneng Science&Technology Co., Ltd. Class A (a)	47,500	132,483
Jinyuan EP Co., Ltd. Class A	79,900	89,506
Jiuzhitang Co., Ltd. Class A	60,000	78,736
Jizhong Energy Resources Co., Ltd. Class A	237,600	136,160
See accompanying notes to financial statements.
63

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
JNBY Design, Ltd.	105,000	$ 187,730
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	59,929
Jones Tech PLC Class A	15,300	43,793
Joy City Property, Ltd. (c)	1,484,000	92,578
JSTI Group Class A	31,000	27,593
Ju Teng International Holdings, Ltd.	911,500	243,865
Julong Co., Ltd. Class A	26,000	32,692
Jushri Technologies, Inc. Class A	13,720	81,343
Kaisa Prosperity Holdings, Ltd. (c)	23,000	73,664
Kama Co., Ltd. Class B (a)	273,600	106,704
Kandi Technologies Group, Inc. (a)(c)	35,809	223,806
Kasen International Holdings, Ltd. (a)	334,000	39,095
Keeson Technology Corp., Ltd. Class A	9,100	40,429
KingClean Electric Co., Ltd. Class A	21,700	113,342
Konka Group Co., Ltd. Class A	76,500	71,472
Konka Group Co., Ltd. Class B	638,800	207,060
KPC Pharmaceuticals, Inc. Class A	34,900	44,255
KTK Group Co., Ltd. Class A	5,700	13,744
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	22,300	30,487
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	17,200	41,445
Lanzhou Minbai Shareholding Group Co., Ltd. Class A (a)	56,400	53,467
Launch Tech Co., Ltd. Class H (a)	183,700	105,620
Leon Technology Co., Ltd. Class A	17,800	26,939
LexinFintech Holdings, Ltd. ADR (a)(c)	34,579	347,865
LianChuang Electronic Technology Co., Ltd. Class A	45,200	68,752
Lier Chemical Co., Ltd. Class A (a)	31,300	115,445
Lifetech Scientific Corp. (a)	2,254,000	1,035,029
LingNan Eco&Culture-Tourism Co., Ltd. Class A	129,900	63,156
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	62,225
Loncin Motor Co., Ltd. Class A	177,500	88,193
Lonking Holdings, Ltd.	1,789,000	759,372
Lu Thai Textile Co., Ltd. Class B	61,800	32,432
Luoniushan Co., Ltd. Class A	57,900	73,332
Luoyang Glass Co., Ltd. Class A (a)	40,000	106,993
Lushang Health Industry Development Co., Ltd. Class A	46,600	84,376
LVGEM China Real Estate Investment Co., Ltd.	518,000	140,586
Macrolink Culturaltainment Development Co., Ltd. Class A (a)	128,300	43,411
Maoye Commericial Co., Ltd. Class A	62,423	34,631
Markor International Home Furnishings Co., Ltd. Class A (a)	126,100	104,359
Mayinglong Pharmaceutical Group Co., Ltd. Class A	19,700	55,816
Meitu, Inc. (a)(b)	1,633,500	523,177
Merit Interactive Co., Ltd. Class A	16,900	36,833
See accompanying notes to financial statements.
64

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Misho Ecology & Landscape Co., Ltd. Class A	29,300	$ 26,660
MMG, Ltd. (a)	1,232,000	687,750
Mobvista, Inc. (a)(b)	244,000	183,288
Mulsanne Group Holding, Ltd. (a)(b)(c)	107,000	86,982
Myhome Real Estate Development Group Co., Ltd. Class A (a)	28,600	8,151
MYS Group Co., Ltd. Class A	85,600	47,358
Nanfang Zhongjin Environment Co., Ltd. Class A	78,000	36,377
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	30,238
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	23,506
Nantong Jianghai Capacitor Co., Ltd. Class A	32,200	71,406
National Agricultural Holdings, Ltd. (a)(c)(d)	396,000	—
Ningbo Construction Co., Ltd. Class A	90,500	54,621
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	71,593
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	51,310
Ningbo Sanxing Medical Electric Co., Ltd. Class A	130,700	132,867
Niu Technologies ADR (a)(c)	13,017	477,073
Noah Holdings, Ltd. ADR (a)	12,094	536,974
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	40,332	28,276
Olympic Circuit Technology Co., Ltd.	19,900	50,681
OneSmart International Education Group, Ltd. ADR (a)(c)	34,330	79,646
ORG Technology Co., Ltd. Class A	97,800	80,193
Penyao Environmental Protection Co., Ltd. Class A	28,100	33,405
PNC Process Systems Co., Ltd. Class A	13,900	65,293
Poly Property Group Co., Ltd.	1,916,000	564,367
Powerlong Commercial Management Holdings, Ltd.	91,000	301,404
Pujiang International Group, Ltd. (a)	130,000	55,348
Puxin, Ltd. ADR (a)	21,626	86,504
PW Medtech Group, Ltd.	243,000	20,004
Q Technology Group Co., Ltd.	255,000	518,892
Qingdao East Steel Tower Stock Co., Ltd. Class A	53,100	59,079
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	31,254
Qingdao Gon Technology Co., Ltd. Class A	16,100	67,554
Qingdao Topscomm Communication, Inc. Class A	43,700	54,016
Queclink Wireless Solutions Co., Ltd. Class A	5,200	19,243
Qutoutiao, Inc. ADR (a)(c)	75,024	171,805
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	60,300	41,449
Redco Properties Group, Ltd. (b)(c)	442,000	151,797
Redsun Properties Group, Ltd.	337,000	126,140
Renhe Pharmacy Co., Ltd. Class A	47,500	48,722
Renrui Human Resources Technology Holdings, Ltd. (a)(c)	38,200	131,683
Rianlon Corp. Class A	9,000	54,100
Richinfo Technology Co., Ltd. Class A	12,897	27,539
See accompanying notes to financial statements.
65

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Rongan Property Co., Ltd. Class A	122,200	$ 52,894
Ronshine China Holdings, Ltd. (c)	151,000	104,299
Roshow Technology Co., Ltd. Class A (a)	79,600	85,773
Runjian Co., Ltd. Class A	16,000	57,526
Sailun Group Co., Ltd. Class A	82,080	112,964
SanFeng Intelligent Equipment Group Co., Ltd. Class A	85,800	47,861
Sany Heavy Equipment International Holdings Co., Ltd.	628,000	745,576
Scholar Education Group (c)	81,000	82,933
SGIS Songshan Co., Ltd. Class A	124,800	92,632
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	128,200	98,868
Shandong Airlines Co., Ltd. Class B (a)	194,600	154,189
Shandong Chenming Paper Holdings, Ltd. Class A	140,300	216,185
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	176,781
Shandong Dawn Polymer Co., Ltd. Class A	19,800	62,558
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	55,276
Shandong Longda Meat Foodstuff Co., Ltd. Class A	42,700	64,884
Shandong Minhe Animal Husbandry Co., Ltd. Class A	11,700	27,640
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	172,500	96,225
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	42,678
Shandong Xiantan Co., Ltd. Class A	8,700	14,559
Shandong Xinchao Energy Corp., Ltd. Class A (a)	439,600	99,830
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,010	63,642
Shang Gong Group Co., Ltd. Class B (a)	325,200	120,324
Shanghai Belling Co., Ltd. Class A	43,200	98,960
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	434,100	212,709
Shanghai Chuangli Group Co., Ltd. Class A	35,100	31,081
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	57,000	34,923
Shanghai Diesel Engine Co., Ltd. Class B	385,160	197,587
Shanghai East China Computer Co., Ltd. Class A	19,977	90,124
Shanghai Environment Group Co., Ltd. Class A	47,000	83,811
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	20,900	62,083
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	158,000	232,495
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	442,000	243,330
Shanghai Fullhan Microelectronics Co., Ltd. Class A	4,600	104,960
Shanghai Gench Education Group, Ltd.	118,500	89,929
Shanghai Haixin Group Co. Class B	640,908	219,831
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)	22,100	168,569
Shanghai Highly Group Co., Ltd. Class B	267,900	134,486
Shanghai Industrial Development Co., Ltd. Class A	89,470	65,590
Shanghai Industrial Urban Development Group, Ltd.	450,000	43,990
See accompanying notes to financial statements.
66

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Jin Jiang Capital Co., Ltd. Class H	962,000	$ 186,845
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	116,700	89,159
Shanghai Jinjiang International Travel Co., Ltd. Class B	126,100	201,129
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	38,800	71,672
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,000	57,726
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	19,500	86,307
Shanghai Kindly Medical Instruments Co., Ltd. Class H	22,400	88,454
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	149,700	103,443
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	49,171
Shanghai Moons' Electric Co., Ltd. Class A	52,000	119,277
Shanghai Phichem Material Co., Ltd. Class A (a)	25,300	58,534
Shanghai Pret Composites Co., Ltd. Class A	37,100	98,727
Shanghai Pudong Construction Co., Ltd. Class A	28,725	26,750
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	32,300	56,761
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	69,300	94,425
Shanghai Sinotec Co., Ltd. Class A	16,440	24,330
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	62,926
Shanghai Yongguan Adhesive Products Corp., Ltd. Class A	6,600	22,241
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	90,800	66,150
Shanxi Blue Flame Holding Co., Ltd. Class A	61,600	60,087
Shanxi Coking Co., Ltd. Class A	27,600	26,081
Sheng Ye Capital, Ltd.	171,500	139,195
Shengda Resources Co., Ltd. Class A	35,100	69,599
Shenzhen Anche Technologies Co., Ltd. Class A	10,400	57,491
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A (a)	96,100	45,844
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	32,867
Shenzhen Cereals Holdings Co., Ltd. Class A	88,365	98,719
Shenzhen Comix Group Co., Ltd. Class A	32,200	56,045
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	50,124
Shenzhen Desay Battery Technology Co. Class A	10,500	109,286
Shenzhen Ellassay Fashion Co., Ltd. Class A	31,985	68,687
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	40,511
Shenzhen Forms Syntron Information Co., Ltd. Class A	8,500	25,197
Shenzhen Genvict Technologies Co., Ltd. Class A	10,100	40,870
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	31,850
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	40,354
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	58,489
Shenzhen Kstar Science And Technology Co., Ltd. Class A	18,200	36,060
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	51,762
See accompanying notes to financial statements.
67

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Megmeet Electrical Co., Ltd. Class A	27,900	$ 139,177
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	43,033
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	127,695	60,916
Shenzhen SDG Information Co., Ltd. Class A	32,000	33,262
Shenzhen SEG Co., Ltd. Class A	55,900	52,141
Shenzhen SEG Co., Ltd. Class B	150,300	41,372
Shenzhen Senior Technology Material Co., Ltd. Class A	19,000	79,287
Shenzhen Tellus Holding Co., Ltd. Class A	15,700	35,510
Shenzhen Weiguang Biological Products Co., Ltd. Class A	5,300	37,473
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	29,100	28,208
Shenzhen World Union Group, Inc. Class A	151,700	99,651
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	62,300	79,570
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	43,795
Shenzhen Zhenye Group Co., Ltd. Class A	79,700	65,352
Shenzhen Zhilai Sci and Tech Co., Ltd. Class A	9,600	42,461
Shinva Medical Instrument Co., Ltd. Class A	8,900	17,783
Shoucheng Holdings, Ltd. (c)	2,207,200	530,901
Shougang Fushan Resources Group, Ltd.	2,128,882	528,493
Shouhang High-Tech Energy Co., Ltd. Class A (a)	179,300	67,225
Shui On Land, Ltd.	969,000	148,320
Sichuan Expressway Co., Ltd. Class H	1,498,000	368,023
Sichuan Furong Technology Co., Ltd. Class A	6,800	17,826
Sichuan Haite High-tech Co., Ltd. Class A	32,700	59,856
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	318,200	74,201
Sichuan Jiuyuan Yinhai Software Co., Ltd. Class A	13,200	37,923
Sichuan Languang Justbon Services Group Co., Ltd. Class H	25,700	171,235
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	38,641
Sichuan Shuangma Cement Co., Ltd. Class A	55,350	121,309
Sichuan Yahua Industrial Group Co., Ltd. Class A	52,600	137,569
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	2,017,000	529,257
Silver Grant International Holdings Group, Ltd. (a)(c)	668,000	59,287
Sino GeoPhysical Co., Ltd. Class A	22,700	62,760
Sino Wealth Electronic, Ltd. Class A	17,300	102,304
Sinofert Holdings, Ltd.	1,410,000	181,363
Sinoma International Engineering Co. Class A	81,800	117,317
Sino-Ocean Group Holding, Ltd.	937,000	208,505
Sinopec Kantons Holdings, Ltd. (c)	996,000	380,492
Sino-Platinum Metals Co., Ltd. Class A	19,800	63,584
Sinosoft Technology Group, Ltd. (a)(c)	662,200	134,579
Sinovac Biotech, Ltd. (a)(c)(d)	67,578	437,230
Skyfame Realty Holdings, Ltd.	1,514,000	185,003
Skyworth Digital Co., Ltd. Class A	49,900	58,941
See accompanying notes to financial statements.
68

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SOHO China, Ltd. (a)	831,000	$ 254,395
Sohu.com, Ltd. ADR (a)	25,051	393,802
Sonoscape Medical Corp. Class A	16,800	61,068
Sou Yu Te Group Co., Ltd. Class A (a)	207,200	62,212
So-Young International, Inc. ADR (a)(c)	3,572	35,256
Sumavision Technologies Co., Ltd. Class A	24,500	14,451
Suncity Group Holdings, Ltd. (a)(c)	690,000	52,364
Sunflower Pharmaceutical Group Co., Ltd. Class A	35,900	75,234
Sunfly Intelligent Technology Co., Ltd. Class A	54,600	98,112
Suning Universal Co., Ltd. Class A	127,000	77,038
Sunpower Group, Ltd.	208,700	123,487
Sunresin New Materials Co., Ltd. Class A	9,200	56,087
Sunward Intelligent Equipment Co., Ltd. Class A	179,025	254,300
Sunwave Communications Co., Ltd. Class A	19,500	15,246
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	27,678
Suzhou Good-Ark Electronics Co., Ltd. Class A	46,300	66,191
Suzhou Hengmingda Electronic Technology Co., Ltd. Class A	6,800	32,522
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	54,198
Suzhou TFC Optical Communication Co., Ltd. Class A	6,400	40,285
Tangrenshen Group Co., Ltd. Class A	30,300	37,637
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	150,866
TCL Electronics Holdings, Ltd.	477,000	368,742
Telling Telecommunication Holding Co., Ltd. Class A	50,700	44,200
Tian Di Science & Technology Co., Ltd. Class A	213,200	109,180
Tiangong International Co., Ltd.	1,516,000	750,741
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	96,900	104,119
Tianjin Development Holdings, Ltd.	724,000	148,070
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	58,134
Tianjin Teda Co., Ltd. Class A	63,300	41,774
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	382,800	338,778
Tianze Information Industry, Inc. Class A (a)	23,000	24,713
Tibet Summit Resources Co., Ltd. Class A	49,200	79,335
Tibet Tianlu Co., Ltd. Class A	54,900	65,517
Times Neighborhood Holdings, Ltd.	347,000	261,998
Titan Wind Energy Suzhou Co., Ltd. Class A	90,300	127,580
Tong Ren Tang Technologies Co., Ltd. Class H	684,000	467,176
Tongdao Liepin Group (a)	144,600	407,327
Tongding Interconnection Information Co., Ltd. Class A (a)	54,300	33,600
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	312,500	174,320
Tongyu Communication, Inc. Class A	12,595	28,948
TRS Information Technology Corp., Ltd. Class A	28,500	43,741
Tungkong, Inc. Class A	15,400	19,035
See accompanying notes to financial statements.
69

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tus Environmental Science And Technology Development Co., Ltd. Class A (a)	37,400	$ 38,077
UE Furniture Co., Ltd. Class A	31,698	57,732
Unilumin Group Co., Ltd. Class A	48,540	61,774
Up Fintech Holding, Ltd. ADR (a)(c)	10,000	177,900
Uxin, Ltd. ADR (a)(c)	60,953	71,315
Vats Liquor Chain Store Management JSC, Ltd. Class A	17,700	62,316
Vatti Corp., Ltd. Class A	51,100	60,826
VCredit Holdings, Ltd. (a)(b)	58,600	35,426
Virscend Education Co., Ltd. (b)	932,000	187,013
Visual China Group Co., Ltd. Class A	33,600	74,511
Viva Biotech Holdings (b)	498,000	429,175
Wangneng Environment Co., Ltd. Class A	25,400	71,231
West China Cement, Ltd. (c)	2,398,000	410,234
Western Region Gold Co., Ltd. Class A	25,500	50,447
Wisdom Education International Holdings Co., Ltd. (c)	308,000	137,075
Wondershare Technology Group Co., Ltd. Class A	6,100	38,592
WPG Shanghai Smart Water PCL Class A	13,400	33,576
Wuhan DR Laser Technology Corp., Ltd. Class A	5,600	96,855
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	47,527
Wuhan P&S Information Technology Co., Ltd. Class A (a)	67,600	36,370
Wutong Holding Group Co., Ltd. Class A (a)	35,900	17,345
Wuxi Boton Technology Co., Ltd. Class A	17,900	43,760
XGD, Inc. Class A	26,900	41,737
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)	219,500	444,395
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	68,500	180,093
Xiamen Hongxin Electronics Technology Group, Inc. Class A	22,700	54,491
Xiamen International Airport Co., Ltd. Class A	16,000	44,724
Xi'an Tian He Defense Technology Co., Ltd. Class A	19,700	44,767
Xiangpiaopiao Food Co., Ltd. Class A	4,000	12,888
Xilinmen Furniture Co., Ltd. Class A	31,100	125,183
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	57,662
Xinhua Winshare Publishing and Media Co., Ltd. Class H	122,000	84,111
Xinji Shaxi Group Co., Ltd. (c)	258,000	54,756
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	65,430
Xinjiang Xintai Natural Gas Co., Ltd. Class A	15,600	52,997
Xinjiang Zhongtai Chemical Co., Ltd. Class A	35,300	49,820
Xtep International Holdings, Ltd.	692,263	405,147
Yanlord Land Group, Ltd.	105,000	96,904
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	32,600	78,255
Yantai Zhenghai Bio-tech Co., Ltd.	6,200	40,472
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	38,900	70,968
See accompanying notes to financial statements.
70

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
YGSOFT, Inc. Class A	42,935	$ 57,389
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	141,000	149,806
Yipinhong Pharmaceutical Co., Ltd. Class A	2,400	17,924
Yonggao Co., Ltd. Class A	43,500	46,741
YongXing Special Materials Technology Co., Ltd. Class A	5,500	38,929
Yotrio Group Co., Ltd. Class A	169,780	91,602
Yuexiu Transport Infrastructure, Ltd. (c)	1,064,549	672,322
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	40,766
Zall Smart Commerce Group, Ltd. (a)(c)	2,198,000	166,805
ZBOM Home Collection Co., Ltd. Class A	20,000	175,882
Zepp Health Corp. ADR (a)(c)	10,669	114,905
Zhejiang Communications Technology Co., Ltd.	92,200	79,817
ZheJiang Dali Technology Co., Ltd. Class A	21,400	75,376
Zhejiang Firstar Panel Technology Co., Ltd. Class A (a)	42,800	33,399
Zhejiang Furun Digital Technology Co., Ltd. Class A	28,500	27,365
Zhejiang Garden Bio-Chemical High-tech Co., Ltd. Class A (a)	17,000	33,139
Zhejiang Hangmin Co., Ltd. Class A	82,296	69,864
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	83,516
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	80,124
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	59,885
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	59,026
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	180,179	86,778
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	42,300	82,908
Zhejiang Meida Industrial Co., Ltd. Class A	38,900	108,082
Zhejiang Narada Power Source Co., Ltd. Class A (a)	26,800	44,849
Zhejiang Runtu Co., Ltd. Class A	50,600	75,655
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	48,021
Zhejiang Wanliyang Co., Ltd. Class A	99,200	113,696
Zhejiang Wanma Co., Ltd. Class A	31,900	33,110
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	42,500	83,430
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	34,600	66,392
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	42,078
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	45,033	61,360
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	114,354
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (c)	228,600	321,680
Zhongfu Information, Inc. Class A	11,400	67,241
Zhonghang Electronic Measuring Instruments Co., Ltd. Class A	25,300	51,169
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	154,100	107,099
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	45,065
Zhongyuan Environment-Protection Co., Ltd. Class A	17,100	18,582
See accompanying notes to financial statements.
71

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,100	$ 64,320
ZJBC Information Technology Co., Ltd. Class A (a)	49,980	46,391
		85,105,586
COLOMBIA — 0.1%
Cementos Argos SA	228,827	320,669
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (a)(b)	382,204	1,425,688
Philip Morris CR A/S	595	420,331
		1,846,019
EGYPT — 0.6%
Cairo Investment & Real Estate Development Co. SAE	130,522	109,284
CI Capital Holding for Financial Investments (a)	409,548	89,896
Cleopatra Hospital (a)	503,207	147,272
Eastern Co SAE	437,981	318,228
Egypt Kuwait Holding Co. SAE	576,744	664,986
Egyptian Financial Group-Hermes Holding Co. (a)	493,192	456,558
ElSewedy Electric Co.	304,270	174,615
Emaar Misr for Development SAE (a)	291,165	42,237
Heliopolis Housing	279,369	85,139
Ibnsina Pharma SAE	266,268	74,879
Medinet Nasr Housing	664,393	158,516
Oriental Weavers	56,475	26,158
Palm Hills Developments SAE (a)	873,800	89,284
Pioneers Holding for Financial Investments SAE (a)	203,576	59,321
Qalaa Holdings SAE (a)	803,046	63,150
Six of October Development & Investment	424,514	432,684
Talaat Moustafa Group	605,678	240,845
Telecom Egypt Co.	159,925	113,146
		3,346,198
GREECE — 1.7%
Aegean Airlines SA (a)	24,437	151,359
Alpha Bank AE (a)	850,198	916,700
Athens Water Supply & Sewage Co. SA	5,103	45,341
Diana Shipping, Inc. (a)	8,997	26,901
Ellaktor SA (a)	90,632	154,986
Eurobank Ergasias Services and Holdings SA Class A (a)	1,644,913	1,401,617
FF Group (a)(d)	24,815	—
Fourlis Holdings SA (a)	30,384	151,769
GasLog, Ltd.	19,324	111,499
See accompanying notes to financial statements.
72

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GEK Terna Holding Real Estate Construction SA (a)	40,976	$ 499,891
Hellenic Exchanges - Athens Stock Exchange SA	74,455	343,465
Holding Co. ADMIE IPTO SA	125,832	406,698
LAMDA Development SA (a)	26,381	228,511
Motor Oil Hellas Corinth Refineries SA	38,129	603,631
Mytilineos SA	89,350	1,475,433
National Bank of Greece SA (a)	372,063	1,084,468
Piraeus Financial Holdings SA (a)	221,715	113,822
Public Power Corp. SA (a)	116,907	1,250,347
Sarantis SA	9,245	94,096
Star Bulk Carriers Corp.	52,969	777,585
Terna Energy SA	13,421	198,749
Tsakos Energy Navigation, Ltd.	13,208	125,080
		10,161,948
HONG KONG — 1.7%
AAG Energy Holdings, Ltd. (b)	369,000	63,601
Agritrade Resources, Ltd. (a)(d)	1,595,000	8,514
AGTech Holdings, Ltd. (a)	2,036,000	53,948
Ajisen China Holdings, Ltd.	166,000	27,331
Anxin-China Holdings, Ltd. (a)(d)	2,248,000	—
CA Cultural Technology Group, Ltd. (a)(c)	963,000	338,158
Camsing International Holding, Ltd. (a)(c)(d)	276,000	710
China Animal Healthcare, Ltd. (a)(d)	1,059,700	—
China Ding Yi Feng Holdings, Ltd. (a)	576,000	208,190
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd.	478,000	482,645
China Lumena New Materials Corp. (a)(c)(d)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	—
China Star Entertainment, Ltd. (a)	390,000	71,233
China Water Affairs Group, Ltd. (c)	520,000	425,393
Chongsing Holdings,Ltd. (a)(c)(d)	9,212,000	—
Comba Telecom Systems Holdings, Ltd. (c)	982,575	252,770
Concord New Energy Group, Ltd.	7,610,000	548,155
Crystal International Group, Ltd. (b)	341,000	175,008
Dawnrays Pharmaceutical Holdings, Ltd.	1,275,000	241,078
Digital China Holdings, Ltd. (c)	863,000	603,865
Fosun Tourism Group (b)	97,800	137,118
GCL-Poly Energy Holdings, Ltd. (a)(c)	9,716,000	2,474,475
GR Properties, Ltd. (a)	424,000	54,538
Guotai Junan International Holdings, Ltd.	1,496,000	275,168
Hi Sun Technology China, Ltd. (a)(c)	1,626,000	305,354
Huayi Tencent Entertainment Co., Ltd. (a)	750,000	51,129
See accompanying notes to financial statements.
73

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Huiyuan Juice Group, Ltd. (a)(d)	1,494,400	$ —
IMAX China Holding, Inc. (b)	66,400	147,585
Meilleure Health International Industry Group, Ltd. (a)	858,000	48,559
Melco Resorts And Entertainment Philippines Corp. (a)	664,300	99,226
NetDragon Websoft Holdings, Ltd. (c)	234,500	597,225
Nissin Foods Co., Ltd. (c)	173,000	131,734
Pou Sheng International Holdings, Ltd. (a)	2,026,000	453,439
Realgold Mining (a)(c)(d)	251,500	—
Skyworth Group, Ltd. (a)	800,832	272,972
SSY Group, Ltd. (c)	914,000	532,568
Tech Pro Technology Development, Ltd. (a)(c)(d)	6,035,100	—
United Laboratories International Holdings, Ltd.	878,500	648,610
Wasion Holdings, Ltd.	701,000	216,401
		9,946,700
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	536,266	708,143
Opus Global Nyrt (a)	67,323	56,791
		764,934
INDIA — 13.3%
Aarti Drugs, Ltd.	18,289	173,675
Aavas Financiers, Ltd. (a)	18,142	600,695
Adani Power, Ltd. (a)	409,322	476,146
Aditya Birla Capital, Ltd. (a)	260,801	425,550
Aditya Birla Fashion and Retail, Ltd. (a)	190,201	523,540
Aegis Logistics, Ltd.	79,840	326,125
Affle India, Ltd. (a)	3,413	254,774
Ajanta Pharma, Ltd.	15,363	376,522
Akzo Nobel India, Ltd.	2,367	74,333
Alkyl Amines Chemicals	2,463	191,906
Alok Industries, Ltd. (a)	770,551	212,362
Amara Raja Batteries, Ltd.	44,191	516,049
Amber Enterprises India, Ltd. (a)	6,032	273,563
APL Apollo Tubes, Ltd. (a)	43,305	829,718
Apollo Tyres, Ltd. (a)	155,403	475,474
Ashoka Buildcon, Ltd. (a)	71,462	99,598
Aster DM Healthcare, Ltd. (a)(b)	42,778	80,420
Astra Microwave Products, Ltd.	56,062	99,413
AstraZeneca Pharma India, Ltd.	5,647	232,426
Avanti Feeds, Ltd.	27,694	156,985
Azure Power Global, Ltd. (a)(c)	10,501	285,522
Bajaj Consumer Care, Ltd.	57,576	204,667
See accompanying notes to financial statements.
74

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bajaj Electricals, Ltd. (a)	25,255	$ 337,338
Balrampur Chini Mills, Ltd.	162,175	475,787
BASF India, Ltd.	6,341	179,505
BEML, Ltd.	8,554	146,917
Bharat Dynamics, Ltd.	6,143	27,941
Bharat Heavy Electricals, Ltd. (a)	788,930	526,034
Bharat Rasayan, Ltd.	349	44,944
Birla Corp., Ltd.	18,305	237,808
Birlasoft, Ltd.	231,512	801,274
Blue Dart Express, Ltd. (a)	6,438	490,847
Blue Star, Ltd. (a)	36,255	463,243
Brigade Enterprises, Ltd. (a)	55,653	211,495
Can Fin Homes, Ltd.	58,517	491,218
Caplin Point Laboratories, Ltd.	12,611	69,589
Capri Global Capital, Ltd.	23,964	124,403
Carborundum Universal, Ltd.	60,932	424,610
CARE Ratings, Ltd.	20,342	114,350
Castrol India, Ltd.	266,060	455,965
CCL Products India, Ltd.	26,732	85,537
Ceat, Ltd. (a)	31,697	674,811
Century Plyboards India, Ltd. (a)	17,393	75,708
Century Textiles & Industries, Ltd.	24,767	157,534
CESC, Ltd.	42,023	341,150
Chambal Fertilizers and Chemicals, Ltd.	68,567	214,806
Chennai Super Kings Cricket, Ltd. (a)(d)	418,560	—
Cholamandalam Financial Holdings, Ltd. (a)	52,402	429,458
City Union Bank, Ltd. (a)	224,197	478,207
Cochin Shipyard, Ltd. (b)	12,647	64,745
Coforge, Ltd.	22,348	894,654
CreditAccess Grameen, Ltd. (a)	20,157	184,922
CRISIL, Ltd.	11,925	299,945
Cummins India, Ltd.	80,193	1,008,695
Cyient, Ltd. (a)	47,604	421,552
Dalmia Bharat, Ltd. (a)	51,898	1,127,913
DCB Bank, Ltd. (a)	147,857	207,487
DCM Shriram, Ltd.	25,067	171,819
Deepak Nitrite, Ltd. (a)	47,558	1,077,497
Dhani Services, Ltd. (a)	165,768	381,127
Dhanuka Agritech, Ltd. (a)	3,829	36,120
Dilip Buildcon, Ltd. (b)	30,859	244,800
Dish TV India, Ltd. (a)	412,094	52,136
Dishman Carbogen Amcis, Ltd. (a)	40,288	60,062
See accompanying notes to financial statements.
75

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dixon Technologies India, Ltd. (a)	20,870	$ 1,048,199
DRC Systems India Pvt, Ltd. (a)	558	2,234
Edelweiss Financial Services, Ltd. (a)	327,833	283,829
EID Parry India, Ltd. (a)	52,951	230,558
EIH, Ltd. (a)	97,687	124,190
Endurance Technologies, Ltd. (a)(b)	18,481	368,072
Engineers India, Ltd.	147,813	155,670
Equitas Holdings, Ltd.	118,478	141,385
Eris Lifesciences, Ltd. (b)	17,313	143,261
Exide Industries, Ltd.	247,691	621,991
FDC, Ltd. (a)	20,537	80,307
Federal Bank, Ltd. (a)	927,364	961,436
Fine Organic Industries, Ltd.	3,926	122,636
Finolex Cables, Ltd.	52,497	273,529
Firstsource Solutions, Ltd.	154,424	240,569
Fortis Healthcare, Ltd. (a)	246,160	670,500
Future Consumer, Ltd. (a)	453,343	37,203
Future Lifestyle Fashions, Ltd. (a)	56,071	37,501
Future Retail, Ltd. (a)	170,847	99,661
Galaxy Surfactants, Ltd.	2,999	104,463
GHCL, Ltd. (a)	33,134	104,006
Glenmark Pharmaceuticals, Ltd.	86,975	552,800
GMM Pfaudler, Ltd.	1,926	113,436
GMR Infrastructure, Ltd. (a)	2,136,805	710,186
Godfrey Phillips India, Ltd. (a)	11,755	147,231
Godrej Agrovet, Ltd. (b)	7,753	55,544
Godrej Industries, Ltd. (a)	35,429	264,456
Granules India, Ltd.	139,021	576,990
Graphite India, Ltd. (a)	39,865	279,166
Great Eastern Shipping Co., Ltd.	59,889	256,139
Greaves Cotton, Ltd. (a)	42,714	74,575
Gujarat Alkalies & Chemicals, Ltd.	4,302	20,288
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	47,855	196,489
Gujarat Pipavav Port, Ltd.	358,011	475,218
Gujarat State Fertilizers & Chemicals, Ltd.	88,267	98,150
Gujarat State Petronet, Ltd.	166,008	620,653
Hawkins Cookers, Ltd.	359	26,246
HEG, Ltd. (a)	9,273	185,685
HeidelbergCement India, Ltd.	23,064	73,690
HFCL, Ltd. (a)	415,213	142,827
Hindustan Copper, Ltd. (a)	231,529	378,737
Housing & Urban Development Corp., Ltd.	23,406	14,038
See accompanying notes to financial statements.
76

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
IDFC, Ltd. (a)	849,614	$ 550,228
IIFL Finance, Ltd.	85,697	330,358
India Cements, Ltd.	259,708	594,445
Indiabulls Housing Finance, Ltd.	207,037	556,431
Indiabulls Real Estate, Ltd. (a)	247,799	274,866
IndiaMart InterMesh, Ltd. (a)(b)	5,444	576,163
Indian Energy Exchange, Ltd. (b)	74,687	339,961
Indian Hotels Co., Ltd.	418,661	634,745
IndoStar Capital Finance, Ltd. (a)(b)	14,599	62,349
Infibeam Avenues, Ltd. (a)	439,386	285,156
Inox Leisure, Ltd. (a)	30,784	120,039
IOL Chemicals and Pharmaceuticals, Ltd.	16,272	122,596
IRB Infrastructure Developers, Ltd.	145,395	215,963
JB Chemicals & Pharmaceuticals, Ltd.	26,985	463,365
Jindal Saw, Ltd.	125,424	127,202
JK Cement, Ltd. (a)	16,544	655,583
JK Lakshmi Cement, Ltd. (a)	28,373	168,013
JK Paper, Ltd. (a)	12,896	26,431
JM Financial, Ltd.	242,429	280,349
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,068	256,430
JSW Energy, Ltd.	502,602	603,903
Jubilant Ingrevia, Ltd. (a)	72,746	258,394
Jubilant Pharmova, Ltd. (a)	70,751	659,090
Just Dial, Ltd. (a)	27,905	329,358
Jyothy Labs, Ltd. (a)	102,942	192,610
Kajaria Ceramics, Ltd.	73,885	936,678
Kalpataru Power Transmission, Ltd.	40,288	207,739
Karnataka Bank, Ltd. (a)	124,569	104,100
Karur Vysya Bank, Ltd. (a)	319,343	242,847
KEC International, Ltd. (a)	67,565	379,670
KEI Industries, Ltd.	30,229	216,111
Kiri Industries, Ltd.	10,204	58,100
KNR Constructions, Ltd. (a)	24,910	72,706
KRBL, Ltd. (a)	44,067	108,188
L&T Finance Holdings, Ltd. (a)	444,599	582,856
Laurus Labs, Ltd. (b)	218,487	1,081,770
Lemon Tree Hotels, Ltd. (a)(b)	243,207	123,078
LIC Housing Finance, Ltd.	192,203	1,125,661
Linde India, Ltd.	8,311	204,553
LUX Industries, Ltd.	2,941	70,327
Mahanagar Gas, Ltd.	31,440	502,666
Maharashtra Scooters, Ltd. (a)	2,037	99,394
See accompanying notes to financial statements.
77

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MakeMyTrip, Ltd. (a)(c)	37,835	$ 1,194,829
Manappuram Finance, Ltd.	503,401	1,027,268
Mangalore Refinery & Petrochemicals, Ltd. (a)	74,432	39,550
Marksans Pharma, Ltd.	93,231	63,694
Max Financial Services, Ltd. (a)	109,829	1,291,037
Meghmani Organics, Ltd.	61,652	98,321
Metropolis Healthcare, Ltd. (b)	14,055	430,836
Minda Industries, Ltd.	51,135	379,139
Mishra Dhatu Nigam, Ltd. (b)	16,217	39,226
MOIL, Ltd.	32,821	67,582
Motilal Oswal Financial Services, Ltd.	21,185	181,038
Multi Commodity Exchange of India, Ltd.	30,223	625,408
Narayana Hrudayalaya, Ltd. (a)	17,827	98,957
Natco Pharma, Ltd.	80,285	906,523
National Aluminium Co., Ltd.	445,714	329,498
Navin Fluorine International, Ltd.	26,875	1,012,677
NBCC India, Ltd.	393,387	251,806
NCC, Ltd.	473,218	511,316
NESCO, Ltd. (a)	11,176	80,434
Network18 Media & Investments, Ltd. (a)	233,751	116,374
NIIT, Ltd.	31,502	59,416
NLC India, Ltd.	30,959	21,341
NOCIL, Ltd. (a)	56,344	134,668
Oberoi Realty, Ltd. (a)	72,374	569,331
Oil India, Ltd.	190,008	319,133
Orient Electric, Ltd.	65,218	277,816
Persistent Systems, Ltd.	51,395	1,351,097
Phoenix Mills, Ltd. (a)	57,947	618,712
PNB Housing Finance, Ltd. (a)(b)	26,171	134,195
PNC Infratech, Ltd. (a)	83,370	294,078
Poly Medicure, Ltd. (a)	25,147	282,842
Polycab India, Ltd. (a)	7,379	139,231
Polyplex Corp., Ltd.	4,151	48,996
Prestige Estates Projects, Ltd. (a)	115,236	481,662
Procter & Gamble Health, Ltd.	3,950	335,074
PTC India, Ltd.	404,866	430,539
PVR, Ltd. (a)	32,301	541,702
Quess Corp., Ltd. (a)(b)	42,314	404,425
Radico Khaitan, Ltd.	44,314	339,444
Rain Industries, Ltd.	101,046	197,424
Rajesh Exports, Ltd.	64,606	423,085
Rallis India, Ltd.	58,773	203,215
See accompanying notes to financial statements.
78

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Rashtriya Chemicals & Fertilizers, Ltd.	30,648	$ 32,466
Raymond, Ltd. (a)	17,022	84,174
RBL Bank, Ltd. (a)(b)	245,391	696,598
Redington India, Ltd. (a)	269,206	702,713
Repco Home Finance, Ltd.	34,502	159,052
RITES, Ltd.	27,055	89,106
Schaeffler India, Ltd.	4,040	300,708
Sequent Scientific, Ltd. (a)	71,031	234,038
Shilpa Medicare, Ltd.	17,027	77,737
Shipping Corp. of India, Ltd.	67,368	102,000
Shriram City Union Finance, Ltd.	11,867	221,357
SJVN, Ltd.	87,633	31,223
SKF India, Ltd.	23,254	715,427
Sobha, Ltd.	22,507	134,509
Solara Active Pharma Sciences, Ltd.	7,927	151,045
Sonata Software, Ltd.	26,444	184,169
South Indian Bank, Ltd. (a)	811,827	91,605
Spandana Sphoorty Financial, Ltd. (a)	9,695	80,383
SpiceJet, Ltd. (a)	150,017	142,192
Sterling + Wilson Solar, Ltd. (a)	21,904	77,429
Sterlite Technologies, Ltd.	105,580	280,435
Strides Pharma Science, Ltd.	63,460	733,168
Sudarshan Chemical Industries (a)	13,479	95,524
Sumitomo Chemical India, Ltd.	49,771	197,889
Sun Pharma Advanced Research Co., Ltd. (a)	133,337	259,238
Sundram Fasteners, Ltd.	64,560	706,803
Sunteck Realty, Ltd.	30,145	115,610
Suven Pharmaceuticals, Ltd.	68,675	466,639
Suvidhaa Infoserve Pvt, Ltd. (a)	30,208	43,300
Suzlon Energy, Ltd. (a)	1,842,154	125,979
Swan Energy, Ltd.	48,338	89,617
Symphony, Ltd.	25,337	438,359
Tata Chemicals, Ltd.	62,033	637,861
Tata Elxsi, Ltd.	21,623	796,411
TCI Express, Ltd.	9,768	126,493
TeamLease Services, Ltd. (a)	6,186	319,111
Thermax, Ltd. (a)	47,210	867,539
Thyrocare Technologies, Ltd. (b)	7,387	91,194
Timken India, Ltd.	17,113	303,459
Trident, Ltd.	1,835,939	352,806
TTK Prestige, Ltd.	1,856	184,039
Tube Investments of India, Ltd.	57,808	943,532
See accompanying notes to financial statements.
79

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TV18 Broadcast, Ltd. (a)	296,138	$ 116,448
Uflex, Ltd.	12,000	62,049
Vaibhav Global, Ltd.	4,961	260,685
Vakrangee, Ltd.	374,583	287,160
V-Guard Industries, Ltd. (a)	65,564	226,292
Vinati Organics, Ltd.	18,530	354,804
VIP Industries, Ltd.	35,025	169,655
V-Mart Retail, Ltd. (a)	5,369	204,549
VST Industries, Ltd.	608	28,183
WABCO India, Ltd. (a)	900	81,121
Welspun Corp., Ltd.	166,717	315,471
Welspun India, Ltd. (a)	315,028	348,361
Westlife Development, Ltd. (a)	31,550	198,369
Wockhardt, Ltd. (a)	8,502	48,148
Zydus Wellness, Ltd. (a)	9,382	252,990
		78,907,793
INDONESIA — 2.4%
Ace Hardware Indonesia Tbk PT	3,520,100	369,580
AKR Corporindo Tbk PT	1,944,200	431,003
Aneka Tambang Tbk	5,444,300	843,351
Astra Agro Lestari Tbk PT	267,700	184,764
Bank BTPN Syariah Tbk PT	1,702,500	407,897
Bank Bukopin Tbk PT (a)	2,828,800	94,261
Bank CIMB Niaga Tbk PT	3,082,600	211,166
Bank Pan Indonesia Tbk PT (a)	1,672,600	124,365
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,417,400	442,500
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,712,100	308,709
Bank Tabungan Negara Persero Tbk PT (a)	2,723,700	322,531
Bintang Oto Global Tbk PT (a)	886,500	83,310
Buana Lintas Lautan Tbk PT (a)	2,182,900	44,485
Bukit Asam Tbk PT	1,977,300	356,663
Bumi Serpong Damai Tbk PT (a)	7,074,800	545,527
Bumitama Agri, Ltd.	551,200	196,916
Ciputra Development Tbk PT	8,933,299	673,457
Delta Dunia Makmur Tbk PT (a)	4,491,200	117,498
Erajaya Swasembada Tbk PT (a)	5,394,000	187,537
Global Mediacom Tbk PT (a)	3,585,600	62,702
Indika Energy Tbk PT	1,000,900	98,195
Indo Tambangraya Megah Tbk PT	137,000	107,761
Indosat Tbk PT (a)	452,600	195,529
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,430,500	131,356
Inti Agri Resources Tbk PT (a)(d)	258,200	444
See accompanying notes to financial statements.
80

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Japfa Comfeed Indonesia Tbk PT	4,020,400	$ 531,440
Jasa Marga Persero Tbk PT	1,051,500	292,465
Kimia Farma Tbk PT (a)	258,900	45,631
Krakatau Steel Persero Tbk PT (a)	464,700	19,356
Link Net Tbk PT	930,900	205,086
Matahari Department Store Tbk PT (a)	854,700	78,850
Medco Energi Internasional Tbk PT (a)	8,796,292	345,190
Media Nusantara Citra Tbk PT (a)	5,786,200	380,435
Metro Healthcare Indonesia Tbk PT (a)	3,868,500	90,021
Mitra Adiperkasa Tbk PT (a)	8,502,700	433,184
MNC Vision Networks Tbk PT (a)	1,492,600	25,279
Pabrik Kertas Tjiwi Kimia Tbk PT	715,300	513,391
Pacific Strategic Financial Tbk PT (a)	2,460,200	126,186
Pakuwon Jati Tbk PT (a)	7,180,800	266,963
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,778,200	332,950
PP Persero Tbk PT	2,993,498	282,347
Ramayana Lestari Sentosa Tbk PT	1,980,900	106,375
Rimo International Lestari Tbk PT (a)(d)	100,200	—
Sawit Sumbermas Sarana Tbk PT (a)	2,635,900	173,307
Selamat Sempurna Tbk PT	513,300	47,354
Summarecon Agung Tbk PT (a)	7,663,300	495,938
Surya Citra Media Tbk PT (a)	2,758,000	322,795
Surya Semesta Internusa Tbk PT	1,018,700	33,805
Timah Tbk PT (a)	1,128,229	125,445
Tower Bersama Infrastructure Tbk PT	6,922,900	986,603
Trada Alam Minera Tbk PT (a)(d)	6,757,200	11,630
Transcoal Pacific Tbk PT	586,400	310,863
Tunas Baru Lampung Tbk PT	911,800	56,183
Waskita Karya Persero Tbk PT	3,476,200	276,421
Wijaya Karya Persero Tbk PT	3,841,636	405,983
XL Axiata Tbk PT	1,871,900	269,347
		14,132,330
KUWAIT — 1.0%
Ahli United Bank KSCP	221,651	225,868
Al Ahli Bank of Kuwait KSCP	367,284	245,464
ALAFCO Aviation Lease & Finance Co. KSCP (a)	165,776	111,888
Alimtiaz Investment Group KSC (a)	504,686	182,004
Boubyan Petrochemicals Co. KSCP	271,743	761,510
Burgan Bank SAK	557,728	405,956
Gulf Cable & Electrical Industries Co. KSCP	77,703	219,805
Heavy Engineering & Ship Building Co. KSCP Class B	123,112	171,888
Humansoft Holding Co. KSC (a)	58,335	714,109
See accompanying notes to financial statements.
81

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Integrated Holding Co. KCSC	89,016	$ 121,928
Jazeera Airways Co. KSCP (a)	39,755	94,702
Kuwait International Bank KSCP	529,971	350,684
Kuwait Projects Co. Holding KSCP	451,878	243,693
Mezzan Holding Co. KSCC	60,016	112,387
National Industries Group Holding SAK	728,108	450,475
National Investments Co. KSCP	217,294	120,060
National Real Estate Co. KPSC (a)	451,430	134,869
Qurain Petrochemical Industries Co.	341,978	446,919
Warba Bank KSCP (a)	684,549	536,768
		5,650,977
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)	942,000	100,568
MALAYSIA — 4.4%
Aeon Co. M Bhd	908,300	282,577
AEON Credit Service M Bhd	14,300	42,350
AirAsia Group Bhd (a)	753,900	178,180
Alliance Bank Malaysia Bhd (a)	651,800	416,561
Astro Malaysia Holdings Bhd	1,542,100	357,028
ATA IMS Bhd	165,000	116,194
Axis Real Estate Investment Trust	442,956	208,312
Bahvest Resources Bhd (a)	415,700	49,124
Berjaya Corp. Bhd (a)	1,242,245	136,313
Berjaya Sports Toto Bhd	1,119,259	569,549
Bermaz Auto Bhd	837,960	291,007
BIMB Holdings Bhd	241,200	246,057
British American Tobacco Malaysia Bhd	69,800	220,519
Bumi Armada Bhd (a)	3,014,300	305,319
Bursa Malaysia Bhd	517,709	1,117,447
Cahya Mata Sarawak Bhd	567,900	298,570
Careplus Group Bhd	186,300	57,060
Carlsberg Brewery Malaysia Bhd Class B	111,600	642,174
Comfort Glove Bhd	185,500	83,657
D&O Green Technologies Bhd	276,400	273,967
Datasonic Group Bhd	2,146,600	284,729
Dayang Enterprise Holdings Bhd (a)	267,030	94,022
DRB-Hicom Bhd	973,500	450,771
Dufu Technology Corp. Bhd	208,700	191,260
Duopharma Biotech Bhd	158,100	104,853
Eastern & Oriental Bhd	1,024,329	148,221
Eco World Development Group Bhd	600,700	89,819
See accompanying notes to financial statements.
82

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Econpile Holdings Bhd (a)	858,100	$ 99,334
Ekovest Bhd	1,121,900	131,224
Focus Dynamics Group Bhd (a)	2,858,000	410,107
Frontken Corp. Bhd	294,200	360,433
GDEX Bhd	578,000	49,485
Globetronics Technology Bhd	316,800	210,105
Greatech Technology Bhd (a)	211,800	271,741
Heineken Malaysia Bhd	127,100	790,831
Hengyuan Refining Co. Bhd	24,500	30,725
Hibiscus Petroleum Bhd	584,600	90,231
IGB Real Estate Investment Trust	1,146,700	481,191
IJM Corp. Bhd	1,931,600	787,267
Inari Amertron Bhd	1,710,479	1,353,038
IOI Properties Group Bhd	567,700	195,782
Iris Corp. Bhd (a)	1,243,900	98,996
JAKS Resources Bhd (a)	548,900	82,735
JHM Consolidation Bhd	120,900	55,399
KNM Group Bhd (a)	1,425,100	65,301
KPJ Healthcare Bhd	3,337,672	829,085
Leong Hup International Bhd	330,600	55,014
Lotte Chemical Titan Holding Bhd (b)	293,200	180,311
Magnum Bhd	1,266,933	672,194
Mah Sing Group Bhd	937,500	191,050
Malakoff Corp. Bhd	216,600	45,185
Malayan Flour Mills Bhd	80,400	17,451
Malaysia Building Society Bhd	1,919,598	305,543
Malaysian Pacific Industries Bhd	70,900	665,142
Malaysian Resources Corp. Bhd	2,359,400	261,745
Mega First Corp. BHD	168,500	295,835
Mi Technovation Bhd	113,900	109,601
My EG Services Bhd	1,878,123	892,295
Padini Holdings Bhd	538,100	389,316
Pavilion Real Estate Investment Trust	1,032,200	348,506
Pentamaster Corp. Bhd	345,750	466,948
Pentamaster International, Ltd.	248,000	56,781
Sapura Energy Bhd (a)	5,360,100	187,439
Scientex Bhd	606,600	586,631
Serba Dinamik Holdings Bhd	952,810	390,637
Sime Darby Property Bhd	1,132,600	177,545
SKP Resources Bhd	286,800	152,859
SP Setia Bhd Group (a)	432,400	109,495
Sunway Bhd	550,000	225,491
See accompanying notes to financial statements.
83

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sunway Real Estate Investment Trust	1,967,400	$ 706,964
Syarikat Takaful Malaysia Keluarga Bhd	112,800	129,217
TIME dotCom Bhd	233,400	804,925
TSH Resources Bhd	468,300	118,586
Uchi Technologies Bhd	37,200	28,081
UEM Sunrise Bhd (a)	1,113,700	116,836
UMW Holdings Bhd	353,900	278,238
UOA Development Bhd	1,451,000	629,881
UWC Bhd	146,600	206,827
Velesto Energy Bhd (a)	2,027,215	83,113
ViTrox Corp. Bhd	120,700	434,887
VS Industry Bhd	1,432,200	984,389
WCT Holdings Bhd (a)	600,363	83,253
Widad Group Bhd (a)	307,600	43,397
Yinson Holdings Bhd	517,800	673,084
YNH Property Bhd	124,700	84,507
YTL Corp. Bhd (a)	2,642,296	430,134
YTL Hospitality REIT	116,100	24,920
YTL Power International Bhd (a)	489,493	86,176
		26,379,079
MEXICO — 2.2%
Alpek SAB de CV (a)	69,352	64,639
Alsea SAB de CV (a)(c)	260,153	385,007
Axtel SAB de CV (a)	228,949	61,768
Banco del Bajio SA (a)(b)	291,086	392,231
Bolsa Mexicana de Valores SAB de CV	504,957	1,018,033
Concentradora Fibra Danhos SA de CV REIT	356,027	443,718
Consorcio ARA SAB de CV (a)(c)	622,205	136,541
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(c)	559,468	796,525
Corp. Inmobiliaria Vesta SAB de CV	416,792	872,268
Credito Real SAB de CV SOFOM ER (a)(c)	135,216	64,368
Genomma Lab Internacional SAB de CV Class B (a)	639,044	643,713
Gentera SAB de CV (a)	542,040	241,872
Grupo Aeroportuario del Centro Norte SAB de CV (a)	190,618	1,197,342
Grupo Cementos de Chihuahua SAB de CV	63,781	442,217
Grupo Comercial Chedraui SA de CV	38,703	61,042
Grupo Herdez SAB de CV	49,575	107,046
Grupo Lala SAB de CV	79,380	52,957
Grupo Traxion SAB de CV (a)(b)(c)	106,181	152,832
Hoteles City Express SAB de CV (a)(c)	234,589	66,156
Industrias Bachoco SAB de CV Class B	15,650	52,043
La Comer SAB de CV	209,079	419,170
See accompanying notes to financial statements.
84

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Macquarie Mexico Real Estate Management SA de CV REIT (b)	629,973	$ 784,830
Megacable Holdings SAB de CV	233,431	835,585
Nemak SAB de CV (b)(c)	134,000	36,152
PLA Administradora Industrial S de RL de CV REIT	753,806	1,122,208
Prologis Property Mexico SA de CV REIT	475,178	1,019,773
Qualitas Controladora SAB de CV (c)	173,627	953,992
Regional SAB de CV (a)	63,823	299,206
Unifin Financiera SAB de CV (a)(c)	41,277	54,349
Vista Oil & Gas SAB de CV ADR (a)(c)	35,799	91,645
		12,869,228
MONACO — 0.1%
Costamare, Inc.	34,012	327,195
PAKISTAN — 0.7%
Bank Al Habib, Ltd.	323,816	137,924
Bank Alfalah, Ltd.	460,925	92,004
DG Khan Cement Co., Ltd. (a)	33,500	26,438
Engro Corp., Ltd.	174,978	317,779
Engro Fertilizers, Ltd.	179,614	73,398
Fauji Fertilizer Co., Ltd.	274,588	187,896
Habib Bank, Ltd.	374,057	284,597
Hub Power Co. Ltd	495,815	263,461
Lucky Cement, Ltd. (a)	150,240	804,419
Mari Petroleum Co., Ltd.	9,692	97,193
MCB Bank, Ltd.	277,640	313,004
Meezan Bank, Ltd.	105,578	78,254
Millat Tractors, Ltd.	21,742	156,586
National Bank of Pakistan (a)	72,000	15,187
Pakistan Oilfields, Ltd.	77,825	193,614
Pakistan Petroleum, Ltd.	228,419	130,634
Pakistan State Oil Co., Ltd.	367,167	554,550
Searle Co., Ltd.	44,403	71,833
SUI Northern Gas Pipeline	609,234	156,478
TRG Pakistan (a)	192,500	189,361
United Bank, Ltd.	274,692	213,961
		4,358,571
PERU — 0.2%
Alicorp SAA	104,611	212,720
Ferreycorp SAA	1,001,027	590,702
Nexa Resources SA (c)	28,080	287,820
See accompanying notes to financial statements.
85

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Volcan Cia Minera SAA Class B (a)	1,116,907	$ 249,383
		1,340,625
PHILIPPINES — 1.1% (e)
AC Energy Corp.	1,267,300	181,201
AllHome Corp.	802,200	132,219
Alliance Global Group, Inc.	1,989,000	436,013
Axelum Resources Corp. (a)	1,436,456	102,990
Bloomberry Resorts Corp. (a)	2,364,300	339,027
Cebu Air, Inc. (a)	172,548	160,150
Century Pacific Food, Inc.	325,900	124,082
Cosco Capital, Inc.	3,675,800	390,015
D&L Industries, Inc.	2,872,100	418,352
DMCI Holdings, Inc. (a)	2,045,800	233,926
DoubleDragon Properties Corp.	464,700	126,377
Filinvest Land, Inc.	2,887,000	65,428
First Gen Corp.	398,700	247,250
GT Capital Holdings, Inc.	51,660	555,581
Holcim Philippines, Inc. (a)	586,800	68,911
LT Group, Inc.	790,900	219,977
MacroAsia Corp. (a)	605,772	61,404
Manila Water Co., Inc. (a)	853,500	282,756
Megawide Construction Corp.	572,800	74,938
Megaworld Corp.	6,042,000	445,642
Nickel Asia Corp.	5,818,780	599,411
Petron Corp. (a)	299,000	18,850
Philippine National Bank (a)	230,200	107,423
Pilipinas Shell Petroleum Corp. (a)	232,100	98,028
PXP Energy Corp. (a)	549,500	96,230
Robinsons Land Corp.	1,148,800	423,189
Security Bank Corp.	155,170	386,826
Semirara Mining & Power Corp.	770,800	215,657
SM Prime Holdings, Inc.	1	1
Vista Land & Lifescapes, Inc.	487,000	37,525
Wilcon Depot, Inc.	470,900	172,692
		6,822,071
POLAND — 1.4%
11 bit studios SA (a)	1,685	235,712
Alior Bank SA (a)	67,718	394,707
Amica SA	1,048	39,307
Asseco Poland SA	50,115	858,534
Bank Handlowy w Warszawie SA (a)	16,665	165,552
See accompanying notes to financial statements.
86

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bank Millennium SA (a)	364,704	$ 349,731
Benefit Systems SA (a)	694	138,941
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	22,285	85,559
Budimex SA	7,714	598,197
CCC SA (a)	22,354	517,439
Celon Pharma SA	4,415	55,271
Ciech SA (a)	38,000	356,792
Columbus Energy SA (a)	3,537	41,680
Datawalk SA (a)	1,755	85,837
Develia SA	287,996	173,703
Dom Development SA	1,358	46,288
Enea SA (a)	136,161	219,114
EPP NV (a)	281,854	192,786
Eurocash SA (a)	89,353	324,941
Fabryki Mebli Forte SA (a)	7,644	96,858
Famur SA (a)	136,285	82,027
Grupa Azoty SA (a)	43,812	334,752
Jastrzebska Spolka Weglowa SA (a)	24,333	182,405
KRUK SA (a)	15,307	710,654
LiveChat Software SA	5,863	186,915
Mercator Medical SA (a)	2,312	203,311
PKP Cargo SA (a)	5,490	25,043
PlayWay SA	4,072	564,466
Tauron Polska Energia SA (a)	627,870	412,427
TEN Square Games SA	1,975	259,262
VRG SA (a)	69,499	46,233
Wirtualna Polska Holding SA (a)	4,758	119,372
X-Trade Brokers Dom Maklerski SA (b)	20,340	88,401
		8,192,217
QATAR — 0.8%
Aamal Co.	452,581	118,708
Al Meera Consumer Goods Co. QSC	129,869	698,746
Baladna	338,354	150,173
Gulf International Services QSC (a)	803,316	329,622
Gulf Warehousing Co.	182,932	256,688
Mazaya Real Estate Development QPSC (a)	88,105	30,393
Medicare Group	182,685	486,692
Qatar Aluminium Manufacturing Co.	1,463,258	474,222
Qatar First Bank (a)	1,024,389	528,653
Qatar Insurance Co. SAQ (a)	696,074	472,206
Qatari Investors Group QSC	273,394	142,666
United Development Co. QSC	947,199	414,676
See accompanying notes to financial statements.
87

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Vodafone Qatar QSC	1,050,792	$ 474,747
		4,578,192
RUSSIA — 0.6%
Aeroflot PJSC (a)	432,233	385,536
Etalon Group PLC GDR	117,863	190,349
Globaltrans Investment PLC GDR	110,851	739,376
HeadHunter Group PLC ADR (c)	7,597	257,690
Lenta PLC GDR (a)	19,367	62,749
LSR Group PJSC GDR	214,756	462,799
M. Video PJSC (a)	61,146	585,399
Mechel PJSC ADR (a)	55,540	96,084
Mosenergo PJSC (a)	3,345,848	100,483
OGK-2 PJSC (a)	14,657,102	152,595
QIWI PLC ADR (c)	36,519	388,927
		3,421,987
SAUDI ARABIA — 3.5%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	43,075	265,084
Al Babtain Power & Telecommunication Co.	12,564	110,886
Al Hammadi Co. for Development and Investment (a)	27,414	212,344
Al Jouf Agricultural Development Co.	8,210	179,287
Al Jouf Cement Co. (a)	53,681	171,475
Al Khaleej Training and Education Co.	41,054	273,445
Al Moammar Information Systems Co.	2,504	100,149
Al Rajhi Co. for Co-operative Insurance (a)	10,245	240,937
Al Rajhi REIT	81,030	215,841
Alahli REIT Fund 1	20,632	51,107
Alandalus Property Co.	16,501	101,195
Alaseel Co.	8,172	171,267
Aldrees Petroleum and Transport Services Co.	18,887	358,563
Al-Etihad Cooperative Insuarnce Co. (a)	27,270	175,091
Alujain Holding (a)	19,361	251,408
Arabian Cement Co.	29,434	341,398
Arriyadh Development Co.	36,648	213,220
Aseer Trading Tourism & Manufacturing Co. (a)	40,927	266,925
Astra Industrial Group (a)	12,420	96,203
Ataa Educational Co.	3,203	36,724
AXA Cooperative Insurance Co. (a)	10,052	105,334
Basic Chemical Industries, Ltd. (a)	8,738	95,176
Batic Investments and Logistic Co. (a)	10,103	102,636
Bawan Co.	26,788	232,495
City Cement Co.	41,847	289,550
See accompanying notes to financial statements.
88

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dallah Healthcare Co.	16,693	$ 234,567
Derayah REIT	62,713	201,663
Dur Hospitality Co.	40,010	331,781
Eastern Province Cement Co.	26,828	371,260
Emaar Economic City (a)	253,271	722,589
Fawaz Abdulaziz Al Hokair & Co. (a)	45,379	272,487
Fitaihi Holding Group	16,342	136,387
Hail Cement Co.	30,754	142,683
Halwani Brothers Co.	4,919	148,472
Herfy Food Services Co.	15,096	262,844
Jadwa REIT Saudi Fund	75,320	311,691
Jazan Energy and Development Co. (a)	36,557	207,622
Leejam Sports Co. JSC (a)	11,408	220,227
Maharah Human Resources Co.	10,174	195,862
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	23,107	142,201
Methanol Chemicals Co. (a)	36,846	138,723
Middle East Healthcare Co. (a)	18,767	176,141
Mobile Telecommunications Co. (a)	271,523	1,085,976
Musharaka Real Estate Income Fund REIT	48,069	128,939
Najran Cement Co.	49,286	301,992
National Agriculture Development Co (a)	29,960	251,637
National Co. for Glass Manufacturing (a)	31,578	313,220
National Co. for Learning & Education	18,367	232,379
National Gas & Industrialization Co. (a)	21,124	182,774
National Industrialization Co. (a)	186,736	754,831
National Medical Care Co.	11,893	169,972
Northern Region Cement Co.	47,918	166,354
Qassim Cement Co.	28,541	647,621
Riyad REIT Fund	63,954	149,040
Saudi Advanced Industries Co.	25,894	284,113
Saudi Airlines Catering Co. (a)	20,962	424,785
Saudi Automotive Services Co.	25,190	227,693
Saudi Ceramic Co. (a)	24,765	275,688
Saudi Chemical Co. Holding (a)	21,006	199,116
Saudi Co. For Hardware CJSC	10,775	170,945
Saudi Fisheries Co. (a)	11,746	169,438
Saudi Ground Services Co. (a)	58,283	503,511
Saudi Industrial Services Co.	19,702	202,252
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,191	210,823
Saudi Public Transport Co. (a)	49,325	341,293
Saudi Re for Cooperative Reinsurance Co. (a)	19,944	78,598
Saudi Real Estate Co. (a)	51,252	253,090
See accompanying notes to financial statements.
89

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Saudi Research & Marketing Group (a)	21,355	$ 443,567
Saudi Vitrified Clay Pipe Co., Ltd.	7,438	203,879
Saudia Dairy & Foodstuff Co.	10,303	454,932
Seera Group Holding (a)	96,966	488,139
Tabuk Cement Co. (a)	34,147	180,641
Umm Al-Qura Cement Co.	29,023	235,255
United Electronics Co.	18,858	527,968
United International Transportation Co.	18,426	215,684
United Wire Factories Co.	10,519	104,758
Walaa Cooperative Insurance Co. (a)	23,644	147,901
Yamama Cement Co.	60,930	538,564
Yanbu Cement Co.	48,475	557,726
Zamil Industrial Investment Co. (a)	23,550	147,187
		20,847,221
SINGAPORE — 0.1%
Asian Pay Television Trust	1,000,600	78,940
Guan Chong Bhd	123,400	93,447
Japfa, Ltd.	222,800	151,728
Riverstone Holdings, Ltd. (c)	360,100	329,654
Silverlake Axis, Ltd.	944,800	172,280
		826,049
SOUTH AFRICA — 6.0%
Adcock Ingram Holdings, Ltd.	154,452	461,382
Advtech, Ltd. (a)(c)	478,798	428,012
AECI, Ltd.	93,615	656,042
Afrimat, Ltd.	47,654	147,645
Alexander Forbes Group Holdings, Ltd.	866,960	240,720
Arrowhead Properties, Ltd. Class B, REIT	883,585	161,563
Astral Foods, Ltd.	20,867	206,928
Attacq, Ltd. REIT (a)	328,639	137,988
AVI, Ltd.	183,568	927,397
Barloworld, Ltd. (a)	126,777	775,021
Blue Label Telecoms, Ltd. (a)	406,691	115,125
Brait SE (a)(c)	589,214	104,146
Cashbuild, Ltd.	12,954	268,296
City Lodge Hotels, Ltd.	295,043	76,527
Coronation Fund Managers, Ltd.	208,185	772,609
Curro Holdings, Ltd. (a)(c)	125,803	92,779
DataTec, Ltd. (a)	147,760	260,172
Dis-Chem Pharmacies, Ltd. (a)(b)	325,083	505,471
Distell Group Holdings, Ltd. (a)(c)	54,918	434,026
See accompanying notes to financial statements.
90

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DRDGOLD, Ltd. (c)	269,819	$ 247,229
Emira Property Fund, Ltd. REIT	460,726	265,211
Equites Property Fund, Ltd. REIT (c)	351,935	448,789
Famous Brands, Ltd. (a)	71,886	258,018
Fortress REIT, Ltd. Class A,	509,001	469,144
Fortress REIT, Ltd. Class B,	1,106,535	217,317
Foschini Group, Ltd. (a)	200,945	1,670,975
Grindrod, Ltd. (a)(c)	349,378	113,571
Hosken Consolidated Investments, Ltd. (a)	38,889	167,289
Hudaco Industries, Ltd.	18,936	125,161
Hyprop Investments, Ltd. REIT	193,054	368,687
Imperial Logistics, Ltd.	105,077	336,730
Investec Property Fund, Ltd. REIT (c)	105,458	69,276
Italtile, Ltd.	312,663	355,726
JSE, Ltd.	90,551	684,732
KAP Industrial Holdings, Ltd. (a)	1,634,421	457,134
Liberty Holdings, Ltd.	57,579	229,907
Libstar Holdings, Ltd.	365,442	163,835
Life Healthcare Group Holdings, Ltd. (a)	854,393	1,070,432
Long4Life, Ltd. (a)	568,821	137,137
Massmart Holdings, Ltd. (a)(c)	56,863	211,798
Metair Investments, Ltd. (a)	162,494	248,370
MiX Telematics, Ltd. ADR	8,829	121,664
Momentum Metropolitan Holdings (c)	437,609	515,958
Motus Holdings, Ltd. (c)	105,296	613,895
Mr. Price Group, Ltd.	151,095	1,981,106
Net 1 UEPS Technologies, Inc. (a)(c)	62,566	350,370
Netcare, Ltd. (a)	827,430	798,502
Ninety One, Ltd.	61,976	201,463
Oceana Group, Ltd.	32,309	144,410
Omnia Holdings, Ltd. (a)	116,487	386,548
Pick n Pay Stores, Ltd. (c)	212,498	773,505
PSG Konsult, Ltd.	242,460	151,063
Raubex Group, Ltd.	135,559	260,721
Redefine Properties, Ltd. REIT (a)(c)	3,452,450	876,776
Resilient REIT, Ltd.	214,498	660,798
Reunert, Ltd.	152,522	521,619
RFG Holdings, Ltd. (c)	28,485	22,570
Royal Bafokeng Platinum, Ltd. (a)(c)	118,532	882,995
SA Corporate Real Estate, Ltd. REIT	1,380,279	179,472
Santam, Ltd. (a)	22,264	367,653
Sappi, Ltd. (a)(c)	331,872	1,033,177
See accompanying notes to financial statements.
91

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SPAR Group, Ltd.	110,741	$ 1,424,099
Steinhoff International Holdings NV (a)(c)	3,228,934	511,687
Stor-Age Property REIT, Ltd. (c)	147,067	130,472
Sun International, Ltd. (a)(c)	161,101	149,905
Super Group, Ltd. (a)	318,200	640,009
Telkom SA SOC, Ltd.	187,931	539,118
Tiger Brands, Ltd.	104,551	1,492,195
Transaction Capital, Ltd. (a)	296,297	621,037
Truworths International, Ltd.	255,118	826,537
Tsogo Sun Gaming, Ltd. (a)	333,331	146,730
Vukile Property Fund, Ltd. REIT	656,970	384,850
Wilson Bayly Holmes-Ovcon, Ltd. (a)	56,748	376,315
Woolworths Holdings, Ltd. (a)	613,263	2,053,728
Zeder Investments, Ltd.	593,693	106,144
		35,335,408
SPAIN — 0.0% (e)
AmRest Holdings SE (a)	39,008	316,335
TAIWAN — 30.1%
Abnova Corp.	18,000	33,435
AcBel Polytech, Inc. (c)	776,000	787,341
ADATA Technology Co., Ltd. (c)	237,652	714,630
Advanced Ceramic X Corp.	51,642	1,033,455
Advanced Wireless Semiconductor Co.	67,801	370,692
AGV Products Corp. (a)(c)	1,624,414	514,657
Alchip Technologies, Ltd.	55,000	1,734,833
ALI Corp. (a)	41,000	43,467
Alpha Networks, Inc. (c)	452,285	592,046
Altek Corp. (c)	211,516	290,591
AMPACS Corp.	22,144	130,382
AmTRAN Technology Co., Ltd. (a)(c)	895,717	572,910
AP Memory Technology Corp. (c)	31,000	945,221
Apex International Co., Ltd.	56,000	130,516
Applied BioCode Corp. (a)	37,000	62,114
Arcadyan Technology Corp.	192,318	781,863
Ardentec Corp.	112,000	176,638
Argosy Research, Inc.	9,000	39,586
Asia Optical Co., Inc.	200,540	627,632
Asia Pacific Telecom Co., Ltd. (a)	920,476	308,083
Asia Polymer Corp.	913,863	787,896
Asia Vital Components Co., Ltd.	119,000	284,436
ASPEED Technology, Inc.	17,000	1,027,757
See accompanying notes to financial statements.
92

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ASROCK, Inc.	11,000	$ 61,876
Aten International Co., Ltd.	179,000	556,454
AURAS Technology Co., Ltd.	26,000	200,470
Aurora Corp.	12,000	39,323
Avermedia Technologies (c)	90,000	151,246
Bank of Kaohsiung Co., Ltd.	40,489	14,829
Baotek Industrial Materials, Ltd. (a)	24,000	29,650
Basso Industry Corp.	109,800	180,864
BES Engineering Corp. (c)	2,485,356	778,715
Bizlink Holding, Inc. (c)	74,764	696,990
Brave C&H Supply Co., Ltd. (c)	14,000	79,732
Brighton-Best International Taiwan, Inc.	190,000	180,791
Brogent Technologies, Inc.	6,300	29,587
Capital Securities Corp.	2,126,771	1,162,781
Career Technology MFG. Co., Ltd.	331,943	423,465
Cathay Real Estate Development Co., Ltd.	715,332	495,139
Center Laboratories, Inc.	279,090	669,041
Century Iron & Steel Industrial Co., Ltd. (c)	83,000	308,345
Chang Wah Electromaterials, Inc. (c)	614,190	877,168
Chang Wah Technology Co., Ltd.	50,000	127,572
Channel Well Technology Co., Ltd.	16,000	31,795
Charoen Pokphand Enterprise	172,675	463,565
Cheng Loong Corp.	858,128	1,049,615
Cheng Mei Materials Technology Corp. (a)	93,000	43,676
Cheng Uei Precision Industry Co., Ltd.	325,915	548,846
Chia Hsin Cement Corp.	118,000	86,226
Chief Telecom, Inc.	7,000	77,647
Chilisin Electronics Corp. (c)	130,455	493,784
China Airlines, Ltd. (a)	1,650,000	881,874
China Bills Finance Corp.	788,394	431,043
China Chemical & Pharmaceutical Co., Ltd.	640,000	518,137
China General Plastics Corp.	91,920	120,163
China Man-Made Fiber Corp. (a)	1,732,527	599,915
China Motor Corp. (a)	216,000	501,903
China Petrochemical Development Corp. (c)	2,072,103	795,203
China Steel Chemical Corp.	143,000	538,762
Chin-Poon Industrial Co., Ltd.	292,000	336,179
Chipbond Technology Corp.	514,000	1,399,706
ChipMOS Techinologies, Inc.	281,875	437,142
Chong Hong Construction Co., Ltd.	250,275	727,151
Chung-Hsin Electric & Machinery Manufacturing Corp. (c)	124,000	229,461
Chunghwa Precision Test Tech Co., Ltd.	11,000	350,436
See accompanying notes to financial statements.
93

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cleanaway Co., Ltd.	29,000	$ 175,832
Clevo Co.	435,265	471,373
CMC Magnetics Corp.	838,303	296,739
Concraft Holding Co., Ltd.	34,911	96,047
Continental Holdings Corp.	72,000	61,445
Coretronic Corp.	384,652	768,414
CSBC Corp. Taiwan (a)(c)	365,717	274,932
CTCI Corp.	461,000	612,340
Cub Elecparts, Inc.	50,923	432,791
CyberTAN Technology, Inc. (c)	513,210	363,328
Dadi Early-Childhood Education Group, Ltd.	8,000	49,767
Darfon Electronics Corp.	131,000	217,622
Darwin Precisions Corp. (a)	388,576	229,471
Dimerco Express Corp.	35,000	100,953
D-Link Corp. (a)	777,598	664,963
Dyaco International, Inc.	18,000	75,071
Dynapack International Technology Corp.	165,000	708,390
E Ink Holdings, Inc.	685,000	1,322,802
E&R Engineering Corp. (a)(c)	38,000	122,392
Egis Technology, Inc. (c)	49,000	297,095
EirGenix, Inc. (a)	68,000	266,919
Elan Microelectronics Corp. (c)	267,029	1,829,607
Elite Advanced Laser Corp.	91,600	211,881
Elite Material Co., Ltd.	244,782	1,449,836
Elite Semiconductor Microelectronics Technology, Inc. (c)	292,674	1,066,768
eMemory Technology, Inc.	48,000	1,485,438
Ennoconn Corp.	44,340	376,843
ENNOSTAR, Inc. (a)	386,786	1,112,926
Episil-Precision, Inc. (c)	40,000	99,674
Eternal Materials Co., Ltd.	884,805	1,114,805
Etron Technology, Inc. (a)	81,401	65,759
Eva Airways Corp.	352,000	193,685
Ever Supreme Bio Technology Co., Ltd. (a)	8,908	145,953
Everlight Chemical Industrial Corp.	536,304	315,771
Everlight Electronics Co., Ltd.	602,503	975,559
Excelliance Mos Corp.	8,000	47,664
Excelsior Medical Co., Ltd.	150,432	310,006
Far Eastern Department Stores, Ltd.	709,490	596,774
Far Eastern International Bank	3,182,115	1,193,307
Faraday Technology Corp.	268,385	490,059
Farglory Land Development Co., Ltd.	224,464	448,409
Feng Hsin Steel Co., Ltd.	351,270	876,544
See accompanying notes to financial statements.
94

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Firich Enterprises Co., Ltd.	117,291	$ 124,760
FIT Holding Co., Ltd. (a)	55,000	57,635
Fittech Co., Ltd.	23,228	147,348
FLEXium Interconnect, Inc.	251,099	1,104,438
FocalTech Systems Co., Ltd. (c)	95,115	603,365
Forcecon Tech Co., Ltd.	6,000	25,970
Foresee Pharmaceuticals Co., Ltd. (a)	33,532	121,046
Formosa Sumco Technology Corp.	5,000	23,744
Formosa Taffeta Co., Ltd.	659,000	711,359
Formosan Rubber Group, Inc.	342,610	296,585
Foxsemicon Integrated Technology, Inc.	60,050	490,367
Fulgent Sun International Holding Co., Ltd.	67,330	270,188
Fusheng Precision Co., Ltd.	28,000	222,269
Gamania Digital Entertainment Co., Ltd.	38,000	88,697
Gemtek Technology Corp.	429,234	483,646
General Biologicals Corp. (a)	13,351	18,272
General Interface Solution Holding, Ltd.	98,000	431,045
GeneReach Biotechnology Corp. (a)	12,000	48,996
Getac Technology Corp.	239,000	490,849
Gigabyte Technology Co., Ltd.	440,000	1,538,990
Gigasolar Materials Corp.	9,000	62,769
Gigastorage Corp. (a)	316,941	225,490
Ginko International Co., Ltd.	40,950	258,332
Global Lighting Technologies, Inc.	30,000	112,501
Global Mixed Mode Technology, Inc.	2,000	14,545
Global PMX Co., Ltd.	16,000	104,861
Global Unichip Corp.	79,669	1,112,680
Gloria Material Technology Corp.	251,909	150,529
Gold Circuit Electronics, Ltd. (a)(c)	191,000	376,203
Golden Biotechnology Corp. (a)	33,229	60,791
Goldsun Building Materials Co., Ltd.	1,216,044	1,152,840
Gongwin Biopharm Holdings Co., Ltd. (a)	26,901	179,604
Gourmet Master Co., Ltd.	76,644	468,734
Grand Pacific Petrochemical (a)	819,000	789,349
Grand Plastic Technology Corp.	4,000	48,786
Grape King Bio, Ltd.	86,000	548,558
Great Wall Enterprise Co., Ltd.	533,615	1,021,112
Gudeng Precision Industrial Co., Ltd.	23,651	270,221
Hannstar Board Corp.	206,674	357,458
HannStar Display Corp. (a)(c)	2,168,599	1,170,449
HannsTouch Solution, Inc.	673,498	273,808
Highwealth Construction Corp. (c)	793,003	1,208,973
See accompanying notes to financial statements.
95

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Himax Technologies, Inc. ADR (a)	100,282	$ 1,368,849
HLJ Technology Co., Ltd.	41,899	73,716
Ho Tung Chemical Corp. (a)	1,243,351	430,530
Holtek Semiconductor, Inc.	67,000	219,318
Holy Stone Enterprise Co., Ltd.	98,000	446,501
Hota Industrial Manufacturing Co., Ltd.	171,106	695,626
Hsin Kuang Steel Co., Ltd.	147,000	204,274
HTC Corp. (a)(c)	532,000	575,201
Hu Lane Associate, Inc.	13,325	55,573
Huaku Development Co., Ltd.	154,260	503,874
Huang Hsiang Construction Corp.	288,484	435,259
Hung Sheng Construction, Ltd.	72,320	49,932
Ibase Technology, Inc. (c)	341,817	455,828
IBF Financial Holdings Co., Ltd.	2,236,222	1,324,507
Ichia Technologies, Inc.	355,000	234,527
International CSRC Investment Holdings Co.	796,767	738,600
International Games System Co., Ltd.	38,000	1,010,830
Iron Force Industrial Co., Ltd.	63,000	173,326
ITE Technology, Inc.	305,992	1,043,459
ITEQ Corp.	115,872	554,324
Jentech Precision Industrial Co., Ltd.	28,000	281,639
Jess-Link Products Co., Ltd.	195,230	295,927
Johnson Health Tech Co., Ltd.	6,000	18,084
KEE TAI Properties Co., Ltd. (c)	777,076	272,343
Kenda Rubber Industrial Co., Ltd.	680,579	1,051,888
Kerry TJ Logistics Co., Ltd.	203,000	314,464
Keystone Microtech Corp.	7,000	84,516
Kindom Development Co., Ltd.	72,000	99,800
King Slide Works Co., Ltd.	56,000	646,690
King Yuan Electronics Co., Ltd.	953,656	1,377,024
King's Town Bank Co., Ltd.	741,000	1,023,215
Kinpo Electronics (c)	1,484,371	681,501
Kinsus Interconnect Technology Corp. (c)	259,030	1,016,765
KMC Kuei Meng International, Inc.	30,000	220,797
KNH Enterprise Co., Ltd. (c)	55,000	68,044
Ko Ja Cayman Co., Ltd.	10,674	51,999
Kuoyang Construction Co., Ltd.	327,662	458,196
Land Mark Optoelectronics Corp.	31,000	293,345
Lealea Enterprise Co., Ltd. (a)	282,000	117,117
Lien Hwa Industrial Holdings Corp.	742,344	1,231,907
Lin BioScience, Inc. (a)	11,936	81,782
Lingsen Precision Industries, Ltd. (a)	799,694	449,833
See accompanying notes to financial statements.
96

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Longchen Paper & Packaging Co., Ltd.	641,663	$ 562,211
Longwell Co.	201,000	440,984
Lotes Co., Ltd.	75,418	1,320,271
Lotus Pharmaceutical Co., Ltd. (a)(c)	34,000	92,588
Lumax International Corp., Ltd.	146,322	385,125
Lumosa Therapeutics Co., Ltd. (a)	17,000	21,389
Lung Yen Life Service Corp.	171,000	310,441
Machvision, Inc.	23,915	238,454
Macroblock, Inc.	9,000	33,750
Macronix International Co., Ltd. (c)	1,046,000	1,625,840
Makalot Industrial Co., Ltd.	115,226	995,451
Marketech International Corp.	19,000	74,913
Medigen Biotechnology Corp. (a)	87,000	200,326
Medigen Vaccine Biologics Corp. (a)	75,285	762,533
Mercuries & Associates Holding, Ltd.	541,505	400,440
Merry Electronics Co., Ltd. (c)	135,464	631,434
Microbio Co., Ltd. (a)	233,723	561,925
Mirle Automation Corp. (c)	282,331	483,860
Mitac Holdings Corp.	1,028,544	1,039,971
Motech Industries, Inc. (a)	288,982	393,979
MPI Corp.	21,000	91,263
Mycenax Biotech, Inc. (a)	42,409	51,278
Nan Kang Rubber Tire Co., Ltd.	478,204	698,041
Nan Liu Enterprise Co., Ltd. (c)	17,000	107,244
Nantex Industry Co., Ltd.	430,504	1,659,673
Nichidenbo Corp.	85,000	157,589
Nidec Chaun-Choung Technology Corp.	34,000	254,407
OBI Pharma, Inc. (a)	104,797	550,925
OptoTech Corp. (a)	261,900	245,075
Orient Semiconductor Electronics, Ltd.	354,704	205,117
Oriental Union Chemical Corp.	682,500	465,238
Pan Jit International, Inc.	212,000	397,505
Pan-International Industrial Corp. (c)	481,539	753,539
Panion & BF Biotech, Inc.	51,000	145,137
PChome Online, Inc.	82,670	250,910
PharmaEngine, Inc.	103,197	261,492
PharmaEssentia Corp. (a)	111,953	380,592
Pharmally International Holding Co., Ltd. (a)(d)	38,461	38,147
Phihong Technology Co., Ltd. (a)	89,000	91,392
Phison Electronics Corp.	95,000	1,626,450
Phytohealth Corp. (a)	395,493	383,947
Pixart Imaging, Inc.	104,060	745,813
See accompanying notes to financial statements.
97

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Polaris Group/Tw (a)	138,668	$ 265,351
Posiflex Technology, Inc.	13,000	36,586
Poya International Co., Ltd.	46,300	967,119
President Securities Corp.	1,325,581	1,091,759
Primax Electronics, Ltd.	389,000	867,080
Prince Housing & Development Corp.	1,454,996	560,928
Promate Electronic Co., Ltd. (c)	346,000	483,840
Prosperity Dielectrics Co., Ltd.	67,000	158,266
Qisda Corp.	1,383,641	1,660,874
Radiant Opto-Electronics Corp.	366,331	1,630,534
Radium Life Tech Co., Ltd.	912,406	366,139
Rexon Industrial Corp., Ltd.	111,000	366,849
RichWave Technology Corp.	28,000	622,157
Ritek Corp. (a)	643,165	236,681
Roo Hsing Co., Ltd. (a)	138,000	50,541
Ruentex Development Co., Ltd.	690,700	1,198,249
Ruentex Industries, Ltd.	231,000	645,242
Sampo Corp.	675,221	725,319
Sanyang Motor Co., Ltd.	789,945	858,245
Savior Lifetec Corp. (a)	47,000	49,087
ScinoPharm Taiwan, Ltd.	402,500	368,884
SDI Corp.	61,000	174,451
Senhwa Biosciences, Inc. (a)	40,000	245,330
Sensortek Technology Corp.	14,000	367,014
Sercomm Corp.	227,000	589,517
Shihlin Paper Corp. (a)	69,000	143,644
Shin Foong Specialty & Applied Materials Co., Ltd.	23,000	184,996
Shin Zu Shing Co., Ltd.	78,300	360,861
Shinkong Insurance Co., Ltd.	357,841	501,652
Shinkong Synthetic Fibers Corp. (c)	1,844,796	1,131,459
ShunSin Technology Holding, Ltd.	5,000	21,992
Shuttle, Inc. (a)	73,000	35,307
Sigurd Microelectronics Corp. (c)	649,144	1,189,858
Silicon Integrated Systems Corp. (c)	744,253	486,465
Silicon Motion Technology Corp. ADR	17,687	1,050,431
Sinbon Electronics Co., Ltd.	209,444	1,937,869
Sinmag Equipment Corp.	37,271	141,727
Sinon Corp.	739,662	598,822
Sinphar Pharmaceutical Co., Ltd. (c)	257,879	283,339
Sinyi Realty, Inc.	635,828	658,491
Sirtec International Co., Ltd.	21,000	22,668
Sitronix Technology Corp.	68,000	569,586
See accompanying notes to financial statements.
98

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Soft-World International Corp.	102,848	$ 428,939
Sonix Technology Co., Ltd.	36,000	128,693
Speed Tech Corp.	41,000	129,324
Sporton International, Inc.	14,000	120,702
St Shine Optical Co., Ltd.	37,000	446,728
Standard Foods Corp.	244,000	501,118
Sunny Friend Environmental Technology Co., Ltd.	24,000	191,357
Sunonwealth Electric Machine Industry Co., Ltd. (c)	76,000	140,904
Sunrex Technology Corp.	11,000	25,521
Superalloy Industrial Co., Ltd.	122,362	283,466
Swancor Holding Co., Ltd.	26,000	125,749
Symtek Automation Asia Co., Ltd.	23,746	82,973
Sysgration (a)	42,000	56,230
Systex Corp.	281,000	862,706
TA Chen Stainless Pipe	745,113	818,676
TA-I Technology Co., Ltd.	54,000	151,593
Taichung Commercial Bank Co., Ltd.	2,336,568	941,735
TaiDoc Technology Corp.	11,000	71,514
Taiflex Scientific Co., Ltd.	310,699	579,301
Taigen Biopharmaceuticals Holdings, Ltd. (a)	179,000	158,718
TaiMed Biologics, Inc. (a)	110,000	299,548
Taimide Tech, Inc.	32,550	66,166
Tainan Spinning Co., Ltd.	1,565,105	1,055,910
Taisun Enterprise Co., Ltd. (c)	694,549	730,259
Taiwan Cogeneration Corp.	690,469	940,130
Taiwan Fertilizer Co., Ltd.	470,000	930,677
Taiwan Glass Industry Corp. (a)	926,000	645,828
Taiwan Hon Chuan Enterprise Co., Ltd.	220,218	534,086
Taiwan Land Development Corp. (a)	408,781	103,725
Taiwan Paiho, Ltd.	173,000	492,935
Taiwan PCB Techvest Co., Ltd.	38,000	69,120
Taiwan Secom Co., Ltd.	274,961	899,094
Taiwan Semiconductor Co., Ltd.	138,000	279,066
Taiwan Shin Kong Security Co., Ltd.	47,470	63,470
Taiwan Surface Mounting Technology Corp. (c)	236,308	968,985
Taiwan Union Technology Corp. (c)	193,000	808,310
Taiyen Biotech Co., Ltd.	340,979	405,714
Tanvex BioPharma, Inc. (a)	72,238	225,324
TBI Motion Technology Co., Ltd. (a)	58,000	119,525
TCI Co., Ltd.	60,545	458,337
Teco Electric and Machinery Co., Ltd.	1,486,000	1,684,790
Test Rite International Co., Ltd.	431,896	395,068
See accompanying notes to financial statements.
99

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Thye Ming Industrial Co., Ltd. (c)	256,218	$ 267,595
Ton Yi Industrial Corp. (a)	732,000	306,571
Tong Hsing Electronic Industries, Ltd.	96,486	691,529
Tong Yang Industry Co., Ltd.	344,872	438,146
Topco Scientific Co., Ltd.	259,299	1,240,469
Topkey Corp.	50,000	311,920
Toung Loong Textile Manufacturing	26,000	34,718
TPK Holding Co., Ltd. (a)	225,000	395,857
Transcend Information, Inc.	148,484	339,817
TSEC Corp. (a)	216,848	353,015
TSRC Corp.	669,028	663,565
TTY Biopharm Co., Ltd.	214,436	562,901
Tung Ho Steel Enterprise Corp.	666,258	1,040,262
TXC Corp.	350,080	1,257,603
U-Ming Marine Transport Corp.	429,000	620,955
Unitech Printed Circuit Board Corp.	175,240	134,195
United Integrated Services Co., Ltd.	38,000	329,618
United Renewable Energy Co., Ltd. (a)	1,760,832	925,682
Unity Opto Technology Co., Ltd. (a)(d)	771,307	55,686
Universal Cement Corp.	49,000	39,326
Universal Vision Biotechnology Co., Ltd.	20,000	226,405
Universal, Inc. (c)	22,000	73,403
Unizyx Holding Corp. (a)(c)	516,694	685,412
UPC Technology Corp.	983,632	710,154
USI Corp.	1,012,590	904,954
Visual Photonics Epitaxy Co., Ltd.	179,371	744,943
Wafer Works Corp.	417,418	617,357
Walsin Lihwa Corp.	1,034,000	688,536
Wan Hai Lines, Ltd. (c)	724,320	1,398,732
Wei Chuan Foods Corp.	487,899	368,493
Winbond Electronics Corp.	1,505,000	1,556,005
Wistron NeWeb Corp.	267,249	697,790
WT Microelectronics Co., Ltd.	296,090	489,281
WUS Printed Circuit Co., Ltd.	172,187	189,187
XinTec, Inc. (a)(c)	99,000	628,010
Xxentria Technology Materials Corp.	81,000	189,065
Yang Ming Marine Transport Corp. (a)	657,970	869,361
Yeong Guan Energy Technology Group Co., Ltd.	95,090	266,611
YFY, Inc.	1,638,941	1,809,366
Yieh Phui Enterprise Co., Ltd. (a)	1,263,846	591,327
Young Optics, Inc. (a)	58,000	177,458
Yuan High-Tech Development Co., Ltd.	4,000	31,963
See accompanying notes to financial statements.
100

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yulon Finance Corp.	258,180	$ 1,149,156
Yulon Motor Co., Ltd. (a)	253,390	391,190
Zenitron Corp.	417,348	406,627
ZillTek Technology Corp. (c)	11,000	115,656
Zinwell Corp. (a)	514,674	333,700
		178,514,948
THAILAND — 4.2%
Absolute Clean Energy PCL	405,300	51,619
AEON Thana Sinsap Thailand PCL NVDR	35,900	245,843
Amata Corp. PCL	134,500	81,776
Bangchak Corp. PCL NVDR (c)	124,400	102,506
Bangkok Airways PCL NVDR (a)	450,000	122,400
Bangkok Chain Hospital PCL NVDR	671,900	316,062
Bangkok Land PCL NVDR	15,037,600	567,820
Bangkok Life Assurance PCL NVDR (a)	187,800	156,250
Banpu PCL NVDR	861,700	347,437
Banpu Power PCL NVDR	145,000	93,264
Beauty Community PCL (a)(c)	2,191,575	127,637
BEC World PCL NVDR (a)	867,481	269,266
Central Plaza Hotel PCL NVDR (a)	812,402	948,886
CH Karnchang PCL NVDR (a)	53,400	30,587
Chularat Hospital PCL NVDR	7,671,300	716,806
CK Power PCL NVDR (a)	806,800	125,990
Com7 PCL Class F	120,700	247,194
CPN Retail Growth Leasehold REIT	338,900	226,656
Dohome PCL NVDR	260,561	166,759
Dynasty Ceramic PCL NVDR	3,940,720	332,912
Eastern Polymer Group PCL NVDR	396,300	129,352
Erawan Group PCL NVDR (a)	737,000	112,260
Esso Thailand PCL NVDR (a)(c)	1,445,967	386,362
Frasers Property Thailand Industrial Freehold & Leasehold REIT	365,259	150,779
GFPT PCL	302,200	117,012
Gunkul Engineering PCL NVDR	5,225,304	625,364
Hana Microelectronics PCL NVDR	342,300	605,186
Ichitan Group PCL NVDR	431,263	194,586
IMPACT Growth Real Estate Investment Trust	305,500	189,654
Inter Far East Energy Corp. NVDR (a)(d)	283,900	—
International Engineering PCL (a)(d)	63,855,934	—
IRPC PCL NVDR	5,640,500	671,445
Jasmine International PCL NVDR	2,865,225	267,727
Jay Mart PCL	103,210	141,191
JMT Network Services PCL NVDR	504,109	750,114
See accompanying notes to financial statements.
101

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KCE Electronics PCL NVDR	569,063	$ 1,019,761
Kiatnakin Phatra Bank PCL NVDR	172,000	335,744
LPN Development PCL NVDR	899,600	146,815
Major Cineplex Group PCL NVDR	690,221	494,750
MBK PCL NVDR	268,084	131,254
MC Group PCL NVDR	230,400	82,575
Mega Lifesciences PCL	165,200	181,059
MK Restaurants Group PCL NVDR	54,200	96,259
Mono Next PCL (a)	275,700	19,586
Noble Development PCL NVDR	208,200	56,630
Origin Property PCL NVDR	728,550	197,000
Plan B Media Pcl NVDR	957,600	223,695
Polyplex Thailand PCL	164,000	120,704
Precious Shipping PCL (a)	610,700	242,326
Prima Marine PCL NVDR (c)	431,500	111,845
Pruksa Holding PCL NVDR	1,340,731	549,163
PTG Energy PCL NVDR	790,300	520,966
R&B Food Supply PCL	171,400	99,275
Ratchthani Leasing PCL NVDR (c)	1,278,537	184,928
RS PCL NVDR	180,400	167,411
Siam City Cement PCL NVDR	24,300	129,082
Siamgas & Petrochemicals PCL NVDR	433,000	159,344
Singer Thailand PCL	26,700	35,244
Singha Estate PCL NVDR	1,664,300	116,102
Sino-Thai Engineering & Construction PCL NVDR	1,281,000	647,674
SPCG PCL NVDR	153,900	96,034
Sri Trang Agro-Industry PCL NVDR	811,032	1,213,304
Star Petroleum Refining PCL NVDR (c)	947,800	272,966
Supalai PCL NVDR	1,067,700	731,161
Super Energy Corp. PCL NVDR (a)(c)	6,290,600	203,312
SVI PCL (a)	389,940	64,262
Taokaenoi Food & Marketing PCL NVDR (c)	349,000	111,680
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,590,200	793,828
Thai Vegetable Oil PCL NVDR	465,800	473,253
Thaicom PCL NVDR	559,800	174,658
Thanachart Capital PCL NVDR	271,422	330,049
Thonburi Healthcare Group PCL NVDR	99,800	83,832
Thoresen Thai Agencies PCL	1,822,782	752,444
Tipco Asphalt PCL NVDR	732,663	485,316
Tisco Financial Group PCL NVDR	201,500	627,068
TPI Polene PCL	996,100	59,607
TPI Polene Power PCL NVDR	4,449,600	623,656
See accompanying notes to financial statements.
102

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TQM Corp. PCL NVDR (c)	59,700	$ 234,024
TTW PCL NVDR	639,700	241,551
VGI PCL NVDR (c)	1,621,100	376,095
Vibhavadi Medical Center PCL NVDR (c)	2,506,500	148,385
WHA Corp. PCL NVDR	3,778,000	420,718
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F, (c)	789,900	331,126
WHA Utilities and Power PCL NVDR	610,400	87,507
		24,623,730
TURKEY — 2.1%
Afyon Cimento Sanayi TAS (a)	69,020	34,943
AG Anadolu Grubu Holding A/S Class A (c)	95,009	258,064
Aksa Akrilik Kimya Sanayii A/S	175,145	342,830
Aksa Enerji Uretim A/S (a)	48,655	68,077
Albaraka Turk Katilim Bankasi A/S (a)	86,718	18,860
Alkim Alkali Kimya A/S	27,817	58,987
Anadolu Efes Biracilik Ve Malt Sanayii A/S	94,008	239,443
Aygaz A/S	104,553	186,841
Bera Holding A/S (a)	201,329	594,530
Cemas Dokum Sanayi A/S (a)	307,321	48,644
Coca-Cola Icecek A/S	42,555	353,757
Deva Holding A/S	11,817	43,434
Dogan Sirketler Grubu Holding A/S	413,966	161,560
EGE Endustri VE Ticaret A/S	322	61,433
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,009	18,711
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (c)	1,094,472	252,583
Enerjisa Enerji AS (b)	233,939	330,716
Gubre Fabrikalari TAS (a)	22,195	196,037
Hektas Ticaret TAS (a)	33,205	121,807
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (a)	783,758	105,117
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	53,506	76,158
Is Finansal Kiralama A/S (a)	128,302	50,693
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	687,693	163,692
Is Yatirim Menkul Degerler A/S Class A	14,633	27,759
Izmir Demir Celik Sanayi A/S (a)(c)	32,093	9,849
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	837,554	716,494
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	128,920	61,062
Kerevitas Gida Sanayi ve Ticaret A/S (a)	54,993	37,011
Koza Altin Isletmeleri A/S (a)	48,063	691,074
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	164,680	277,576
Logo Yazilim Sanayi Ve Ticaret A/S (a)	9,664	181,574
See accompanying notes to financial statements.
103

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(b)	35,710	$ 199,773
Migros Ticaret A/S (a)	104,025	439,918
MLP Saglik Hizmetleri AS (a)(b)	121,038	301,855
Nuh Cimento Sanayi A/S	29,802	211,373
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	205,245	86,053
Otokar Otomotiv Ve Savunma Sanayi A/S	631	27,668
Oyak Cimento Fabrikalari A/S (a)(c)	121,314	104,659
Pegasus Hava Tasimaciligi A/S (a)	27,127	236,322
Petkim Petrokimya Holding A/S (a)	806,130	560,066
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	20,776	76,966
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	136,869	222,099
Sasa Polyester Sanayi A/S (a)	128,454	700,298
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	36,852	46,798
Sok Marketler Ticaret AS (a)	177,659	252,012
Tat Gida Sanayi A/S	11,005	12,566
TAV Havalimanlari Holding A/S (a)	116,073	286,107
Tekfen Holding A/S (c)	171,399	306,918
Tofas Turk Otomobil Fabrikasi A/S	71,469	285,833
Tukas Gida Sanayi ve Ticaret A/S (a)	48,446	46,419
Turk Traktor ve Ziraat Makineleri A/S	18,861	471,055
Turkiye Halk Bankasi A/S (a)(c)	339,462	177,191
Turkiye Sigorta A/S (a)(c)	117,990	87,392
Turkiye Sinai Kalkinma Bankasi A/S (a)(c)	1,031,684	168,286
Turkiye Sise ve Cam Fabrikalari A/S	716,895	630,599
Ulker Biskuvi Sanayi A/S (a)	107,773	274,243
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	115,973	44,000
Vestel Elektronik Sanayi ve Ticaret A/S (a)	26,340	119,348
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	32,713	58,222
Zorlu Enerji Elektrik Uretim A/S (a)	149,731	41,792
		12,265,147
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC (a)	1,754,344	601,792
Amanat Holdings PJSC	636,572	147,309
Arabtec Holding PJSC (a)(d)	483,581	—
DAMAC Properties Dubai Co. PJSC (a)	882,993	288,470
Dana Gas PJSC	1,936,509	419,129
Deyaar Development PJSC (a)	443,447	31,751
Dubai Financial Market PJSC	361,465	101,360
Dubai Investments PJSC	944,540	416,578
DXB Entertainments PJSC (a)	432,832	9,073
Eshraq Investments PJSC (a)	1,687,883	155,777
See accompanying notes to financial statements.
104

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
RAK Properties PJSC	2,662,041	$ 380,483
SHUAA Capital PSC (a)	369,279	66,353
Union Properties PJSC (a)	1,204,291	87,540
		2,705,615
UNITED STATES — 0.1%
Ideanomics, Inc. (a)(c)	36,891	107,722
Titan Cement International SA (a)	25,278	475,347
		583,069
TOTAL COMMON STOCKS (Cost $537,702,612)		592,194,320
CONVERTIBLE PREFERRED STOCKS — 0.0% (e)
PHILIPPINES — 0.0% (e)
Cebu Air, Inc. 6.00% 3/29/27 (a)	99,204	83,185
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $77,550)		83,185

RIGHTS — 0.0% (e)
TURKEY — 0.0% (e)
Izmir Demir Celik Sanayi A/S (expiring 04/15/21) (a) (Cost: $64,103)	32,093	17,527
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
GDEX Bhd, (expiring 01/04/28) (a)	72,250	2,352
JAKS Resources Bhd, (expiring 11/18/25) (a)	173,600	14,025
Scientex Bhd (expiring 01/14/26) (a)	41,040	12,174
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	6,292
		34,843
THAILAND — 0.0% (e)
MBK W2 R (expiring 03/24/22) (a)	10,724	4,221
Noble Development PCL (expiring 01/12/24) (a)	52,050	3,898
		8,119
TOTAL WARRANTS (Cost $0)		42,962
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (f) (g)	33,799	33,809
See accompanying notes to financial statements.
105

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	11,292,793	$ 11,292,793
TOTAL SHORT-TERM INVESTMENTS (Cost $11,326,602)		11,326,602
TOTAL INVESTMENTS — 101.9% (Cost $549,170,867)		603,664,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(11,236,535)
NET ASSETS — 100.0%		$ 592,428,061
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $552,361, representing 0.1% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
106

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$588,303,582	$3,338,377	$552,361	$592,194,320
Convertible Preferred Stocks	83,185	—	—	83,185
Rights	17,527	—	—	17,527
Warrants	38,741	4,221	—	42,962
Short-Term Investments	11,326,602	—	—	11,326,602
TOTAL INVESTMENTS	$599,769,637	$3,342,598	$552,361	$603,664,596
Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	20.7%
Consumer Discretionary	13.6
Industrials	13.5
Materials	12.8
Financials	9.7
Real Estate	7.9
Health Care	6.8
Consumer Staples	5.7
Communication Services	3.5
Utilities	3.5
Energy	2.3
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	895,024	$ 895,203	$15,267,474	$16,128,916	$48	$—	33,799	$ 33,809	$ 390
State Street Navigator Securities Lending Portfolio II	9,052,103	9,052,103	45,525,884	43,285,194	—	—	11,292,793	11,292,793	218,147
Total		$9,947,306	$60,793,358	$ 59,414,110	$48	$—		$11,326,602	$218,537
See accompanying notes to financial statements.
107

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 5.5%
APA Group Stapled Security	1,291,817	$ 9,858,802
AusNet Services	3,796,381	5,305,927
Commonwealth Bank of Australia	91,142	5,976,916
GPT Group REIT	719,619	2,521,250
IRESS, Ltd.	342,158	2,392,351
Orica, Ltd.	360,183	3,826,951
Sonic Healthcare, Ltd.	190,318	5,086,496
		34,968,693
BELGIUM — 1.0%
Groupe Bruxelles Lambert SA	61,382	6,367,273
CANADA — 19.1%
Algonquin Power & Utilities Corp.	299,773	4,748,761
Allied Properties Real Estate Investment Trust	99,155	3,206,158
BCE, Inc.	280,503	12,660,966
Canadian Imperial Bank of Commerce (a)	98,107	9,605,018
Canadian Utilities, Ltd. Class A	269,086	7,223,584
Capital Power Corp. (a)	153,256	4,438,492
Fortis, Inc.	165,832	7,194,828
National Bank of Canada (a)	111,918	7,601,893
Rogers Communications, Inc. Class B	141,820	6,538,942
Royal Bank of Canada	78,228	7,211,901
Shaw Communications, Inc. Class B	604,878	15,727,742
Sun Life Financial, Inc.	123,516	6,241,398
TC Energy Corp. (a)	265,380	12,164,174
TELUS Corp.	436,449	8,691,824
Toronto-Dominion Bank	118,210	7,708,550
		120,964,231
CHINA — 3.2%
Bank of Communications Co., Ltd. Class H	15,167,000	9,656,844
China Merchants Bank Co., Ltd. Class H	459,500	3,507,814
Guangdong Investment, Ltd.	4,260,000	6,937,031
		20,101,689
FRANCE — 4.4%
Danone SA	115,125	7,915,422
Gecina SA REIT	34,661	4,782,530
TOTAL SE	321,925	15,049,200
		27,747,152
See accompanying notes to financial statements.
108

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
GERMANY — 4.4%
Grand City Properties SA	148,235	$ 3,721,350
LEG Immobilien SE	40,573	5,348,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,258	7,486,835
TAG Immobilien AG	211,592	6,052,967
Vonovia SE	84,473	5,529,956
		28,139,505
HONG KONG — 4.8%
CLP Holdings, Ltd.	832,000	8,079,800
Hang Lung Properties, Ltd.	2,269,000	5,895,439
HKT Trust & HKT, Ltd. Stapled Security	3,160,000	4,503,572
MTR Corp., Ltd.	996,500	5,646,165
PCCW, Ltd.	5,212,353	2,936,556
Sino Land Co., Ltd. (a)	2,575,607	3,584,571
		30,646,103
ITALY — 2.9%
Italgas SpA	1,148,748	7,472,930
Terna Rete Elettrica Nazionale SpA	1,049,623	7,942,054
UnipolSai Assicurazioni SpA (a)	977,668	2,946,171
		18,361,155
JAPAN — 13.6%
Advance Residence Investment Corp. REIT	1,412	4,434,063
AEON REIT Investment Corp.	1,761	2,374,561
Chugoku Electric Power Co., Inc. (a)	507,300	6,239,101
Daiwa House REIT Investment Corp.	1,924	5,173,035
Daiwa Securities Living Investments Corp. REIT	2,550	2,506,154
Electric Power Development Co., Ltd. (a)	482,500	8,444,842
Frontier Real Estate Investment Corp. REIT	641	2,735,127
GLP J-REIT	2,249	3,700,165
Japan Excellent, Inc. REIT	1,189	1,543,010
Japan Logistics Fund, Inc. REIT	1,112	3,139,765
Japan Real Estate Investment Corp. REIT	723	4,272,570
Kenedix Office Investment Corp. REIT	525	3,739,140
Mori Hills REIT Investment Corp.	1,567	2,173,947
MS&AD Insurance Group Holdings, Inc. (a)	254,200	7,474,170
Nippon Accommodations Fund, Inc. REIT	779	4,575,303
Nippon Building Fund, Inc. REIT	767	4,518,706
Sankyo Co., Ltd.	176,500	4,684,837
Sega Sammy Holdings, Inc.	226,200	3,535,270
Sekisui House Reit, Inc.	5,951	4,954,679
See accompanying notes to financial statements.
109

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toyota Motor Corp. (a)	78,200	$ 6,097,477
		86,315,922
MALAYSIA — 0.9%
Malayan Banking Bhd	2,992,187	5,953,344
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd. (a)	1,458,851	4,577,246
NORWAY — 2.5%
Entra ASA (b)	163,442	3,635,938
Telenor ASA	688,092	12,131,396
		15,767,334
RUSSIA — 1.0%
Inter Rao Use PJSC (c)	90,717,461	6,142,026
SINGAPORE — 0.9%
Singapore Technologies Engineering, Ltd.	2,025,900	5,865,400
SOUTH AFRICA — 0.8%
SPAR Group, Ltd.	408,779	5,256,788
SOUTH KOREA — 1.9%
Hanon Systems (a)	195,593	3,050,335
SK Telecom Co., Ltd.	36,135	8,780,318
		11,830,653
SPAIN — 5.9%
Enagas SA	644,405	14,026,471
Endesa SA	461,985	12,249,419
Red Electrica Corp. SA	640,685	11,370,251
		37,646,141
SWITZERLAND — 10.8%
Allreal Holding AG	14,240	2,880,833
Baloise Holding AG	39,338	6,721,086
Banque Cantonale Vaudoise	45,298	4,437,630
Cembra Money Bank AG	50,840	5,623,380
Helvetia Holding AG	84,430	9,957,743
Novartis AG	72,029	6,181,568
SGS SA	1,935	5,512,123
Swiss Prime Site AG	91,523	8,474,982
Swisscom AG (a)	17,694	9,531,805
Zurich Insurance Group AG	21,242	9,104,843
		68,425,993
See accompanying notes to financial statements.
110

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TAIWAN — 5.8%
CTBC Financial Holding Co., Ltd.	12,804,000	$ 9,917,233
E.Sun Financial Holding Co., Ltd.	5,738,000	5,248,722
Fubon Financial Holding Co., Ltd.	4,423,000	8,804,766
Mega Financial Holding Co., Ltd.	8,807,000	9,846,259
Taishin Financial Holding Co., Ltd.	5,781,859	2,715,344
		36,532,324
UNITED KINGDOM — 9.0%
Britvic PLC	354,238	4,093,217
GlaxoSmithKline PLC	625,121	11,108,739
Moneysupermarket.com Group PLC	717,097	2,637,685
National Grid PLC	867,463	10,340,690
Severn Trent PLC	247,787	7,883,565
Tate & Lyle PLC	584,089	6,182,618
Unilever PLC	114,076	6,383,767
United Utilities Group PLC	659,070	8,418,476
		57,048,757
TOTAL COMMON STOCKS (Cost $581,891,542)		628,657,729

SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (d) (e)	125,045	125,083
State Street Navigator Securities Lending Portfolio II (f) (g)	28,851,732	28,851,732
TOTAL SHORT-TERM INVESTMENTS (Cost $28,976,815)		28,976,815
TOTAL INVESTMENTS — 103.7% (Cost $610,868,357)		657,634,544
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(23,264,031)
NET ASSETS — 100.0%		$ 634,370,513
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
111

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at March 31, 2021.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
TOTAL RETURN SWAPS
During the period ended March 31, 2021, average notional value related to OTC swaps contracts was $1,000,001.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$628,657,729	$—	$—	$628,657,729
Short-Term Investments	28,976,815	—	—	28,976,815
TOTAL INVESTMENTS	$657,634,544	$—	$—	$657,634,544
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	25.2%
Utilities	24.3
Real Estate	16.6
Communication Services	13.6
Consumer Staples	4.7
Energy	4.3
Health Care	3.5
Consumer Discretionary	3.2
Industrials	2.7
Materials	0.6
Information Technology	0.4
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
112

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,665,530	$ 4,666,463	$ 14,394,669	$ 18,936,023	$(492)	$466	125,045	$ 125,083	$ 312
State Street Navigator Securities Lending Portfolio II	11,138,775	11,138,775	106,528,660	88,815,703	—	—	28,851,732	28,851,732	55,716
Total		$15,805,238	$120,923,329	$107,751,726	$(492)	$466		$28,976,815	$56,028
See accompanying notes to financial statements.
113

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,990,615,648	$1,605,010,595	$ 322,715,898
Investments in affiliated issuers, at value	914,756	51,098,182	2,192,390
Total Investments	1,991,530,404	1,656,108,777	324,908,288
Foreign currency, at value	870,091	5,129,262	527,550
Net cash at broker	—	—	57,886
Receivable for investments sold	—	—	1,306,950
Dividends receivable — unaffiliated issuers	1,463,322	4,891,346	559,307
Dividends receivable — affiliated issuers	55	212	21
Securities lending income receivable — unaffiliated issuers	—	7,370	589
Securities lending income receivable — affiliated issuers	—	19,920	414
Receivable from Adviser	—	41,225	—
Receivable for foreign taxes recoverable	7,805,624	2,750,113	6,856
Other Receivable	21,910	618	—
TOTAL ASSETS	2,001,691,406	1,668,948,843	327,367,861
LIABILITIES
Payable upon return of securities loaned	—	43,671,342	2,008,870
Payable for investments purchased	—	—	1,512,904
Payable to broker – accumulated variation margin on open futures contracts	—	—	5,960
Deferred foreign taxes payable	—	345,812	—
Advisory fee payable	485,091	448,874	133,023
Trustees’ fees and expenses payable	4,095	3,467	994
TOTAL LIABILITIES	489,186	44,469,495	3,661,751
NET ASSETS	$2,001,202,220	$1,624,479,348	$ 323,706,110
NET ASSETS CONSIST OF:
Paid-in Capital	$2,369,766,067	$1,534,074,557	$ 587,182,383
Total distributable earnings (loss)**	(368,563,847)	90,404,791	(263,476,273)
NET ASSETS	$2,001,202,220	$1,624,479,348	$ 323,706,110
NET ASSET VALUE PER SHARE
Net asset value per share	$ 44.57	$ 28.85	$ 29.97
Shares outstanding (unlimited amount authorized, $0.01 par value)	44,900,967	56,299,982	10,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,751,199,859	$1,387,782,384	$ 289,248,627
Investments in affiliated issuers	914,729	51,098,182	2,192,390
Total cost of investments	$ 1,752,114,588	$1,438,880,566	$ 291,441,017
Foreign currency, at cost	$ 871,757	$ 5,169,894	$ 529,836
* Includes investments in securities on loan, at value	$ —	$ 64,323,910	$ 7,914,428
** Includes deferred foreign taxes	$ —	$ 345,811	$ —
See accompanying notes to financial statements.
114

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2021 (Unaudited)

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$592,337,994	$ 628,657,729
Investments in affiliated issuers, at value	11,326,602	28,976,815
Total Investments	603,664,596	657,634,544
Foreign currency, at value	1,345,786	964,339
Receivable for investments sold	78,334	4,489,851
Foreign currency contracts sold	1,734	—
Dividends receivable — unaffiliated issuers	612,032	2,761,853
Dividends receivable — affiliated issuers	73	24
Securities lending income receivable — unaffiliated issuers	59,957	11,780
Securities lending income receivable — affiliated issuers	36,861	6,989
Receivable for foreign taxes recoverable	11,561	1,933,223
Other Receivable	—	2,535
TOTAL ASSETS	605,810,934	667,805,138
LIABILITIES
Payable upon return of securities loaned	11,292,793	28,851,732
Payable for investments purchased	—	4,342,581
Deferred foreign taxes payable	1,758,119	—
Advisory fee payable	331,208	238,491
Trustees’ fees and expenses payable	753	1,821
TOTAL LIABILITIES	13,382,873	33,434,625
NET ASSETS	$592,428,061	$ 634,370,513
NET ASSETS CONSIST OF:
Paid-in Capital	$631,173,282	$1,078,544,275
Total distributable earnings (loss)**	(38,745,221)	(444,173,762)
NET ASSETS	$592,428,061	$ 634,370,513
NET ASSET VALUE PER SHARE
Net asset value per share	$ 55.37	$ 38.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,700,000	16,651,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$537,844,265	$ 581,891,542
Investments in affiliated issuers	11,326,602	28,976,815
Total cost of investments	$549,170,867	$ 610,868,357
Foreign currency, at cost	$ 1,346,986	$ 967,529
* Includes investments in securities on loan, at value	$ 33,601,501	$ 44,707,779
** Includes deferred foreign taxes	$ 1,736,352	$ —
See accompanying notes to financial statements.
115

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 10,136,833	$ 15,862,778
Dividend income — affiliated issuers	238	633
Dividend income — non-cash transactions	703,484	—
Unaffiliated securities lending income	5,273	39,086
Affiliated securities lending income	6,975	67,523
Foreign taxes withheld	(1,352,314)	(1,479,009)
TOTAL INVESTMENT INCOME (LOSS)	9,500,489	14,491,011
EXPENSES
Advisory fee	2,702,559	2,443,106
Trustees’ fees and expenses	11,295	8,380
TOTAL EXPENSES	2,713,854	2,451,486
Expenses waived/reimbursed by the Adviser	—	(283,315)
NET EXPENSES	2,713,854	2,168,171
NET INVESTMENT INCOME (LOSS)	$ 6,786,635	$ 12,322,840
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,993,645)	(6,926,182)
Investments — affiliated issuers	(44)	—
In-kind redemptions — unaffiliated issuers	28,995,096	9,720,112
Foreign currency transactions	37,344	211,573
Net realized gain (loss)	17,038,751	3,005,503
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	363,700,004	255,705,726
Investment — affiliated issuers	78	—
Foreign currency translations	784	(103,622)
Net change in unrealized appreciation/depreciation	363,700,866	255,602,104
NET REALIZED AND UNREALIZED GAIN (LOSS)	380,739,617	258,607,607
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$387,526,252	$270,930,447
* Includes foreign deferred taxes	$ —	$ (319,761)
See accompanying notes to financial statements.
116

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 3,033,569	$ 3,691,988
Dividend income — affiliated issuers	229	390
Unaffiliated securities lending income	12,521	349,822
Affiliated securities lending income	4,934	218,147
Foreign taxes withheld	(360,364)	(407,071)
TOTAL INVESTMENT INCOME (LOSS)	2,690,889	3,853,276
EXPENSES
Advisory fee	698,807	1,861,607
Trustees’ fees and expenses	1,840	3,356
Miscellaneous expenses	—	20,672
TOTAL EXPENSES	700,647	1,885,635
NET INVESTMENT INCOME (LOSS)	$ 1,990,242	$ 1,967,641
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(5,929,881)	(979,355)
Investments — affiliated issuers	(51)	48
In-kind redemptions — unaffiliated issuers	1,051	2,129,402
Foreign currency transactions	(14,505)	(9,361)
Futures contracts	290,618	—
Net realized gain (loss)	(5,652,768)	1,140,734
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	64,096,781	130,639,108
Investment — affiliated issuers	51	—
Foreign currency translations	(5,643)	7,136
Futures contracts	(9,307)	—
Net change in unrealized appreciation/depreciation	64,081,882	130,646,244
NET REALIZED AND UNREALIZED GAIN (LOSS)	58,429,114	131,786,978
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$60,419,356	$133,754,619
* Includes foreign capital gain taxes	$ (681)	$ (33,122)
** Includes foreign deferred taxes	$ —	$ (1,577,455)
See accompanying notes to financial statements.
117

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

SPDR S&P International Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$10,032,278
Dividend income — affiliated issuers	312
Unaffiliated securities lending income	41,383
Affiliated securities lending income	55,716
Foreign taxes withheld	(1,163,235)
TOTAL INVESTMENT INCOME (LOSS)	8,966,454
EXPENSES
Advisory fee	1,337,262
Trustees’ fees and expenses	4,143
TOTAL EXPENSES	1,341,405
NET INVESTMENT INCOME (LOSS)	$ 7,625,049
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,475,477
Investments — affiliated issuers	(492)
In-kind redemptions — unaffiliated issuers	896,066
Foreign currency transactions	24,109
Swap Contracts	(2,458)
Net realized gain (loss)	8,392,702
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	64,212,551
Investment — affiliated issuers	466
Foreign currency translations	(69,191)
Swap contracts	(787,815)
Net change in unrealized appreciation/depreciation	63,356,011
NET REALIZED AND UNREALIZED GAIN (LOSS)	71,748,713
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$79,373,762
See accompanying notes to financial statements.
118

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,786,635	$ 40,999,752
Net realized gain (loss)	17,038,751	(169,899,157)
Net change in unrealized appreciation/depreciation	363,700,866	57,151,198
Net increase (decrease) in net assets resulting from operations	387,526,252	(71,748,207)
Net equalization credits and charges	(504,022)	(66,462)
Distributions to shareholders	(12,134,262)	(35,822,371)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	279,593,882
Cost of shares redeemed	(121,460,170)	(475,060,118)
Net income equalization	504,022	66,462
Net increase (decrease) in net assets from beneficial interest transactions	(120,956,148)	(195,399,774)
Net increase (decrease) in net assets during the period	253,931,820	(303,036,814)
Net assets at beginning of period	1,747,270,400	2,050,307,214
NET ASSETS AT END OF PERIOD	$2,001,202,220	$1,747,270,400
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	7,950,000
Shares redeemed	(3,100,000)	(14,200,000)
Net increase (decrease) from share transactions	(3,100,000)	(6,250,000)
See accompanying notes to financial statements.
119

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,322,840	$ 33,019,292
Net realized gain (loss)	3,005,503	(39,981,681)
Net change in unrealized appreciation/depreciation	255,602,104	(27,071,973)
Net increase (decrease) in net assets resulting from operations	270,930,447	(34,034,362)
Distributions to shareholders	(15,933,177)	(42,431,120)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	143,163,532	—
Cost of shares redeemed	(44,111,072)	(336,325,527)
Other Capital	40,252	67,810
Net increase (decrease) in net assets from beneficial interest transactions	99,092,712	(336,257,717)
Net increase (decrease) in net assets during the period	354,089,982	(412,723,199)
Net assets at beginning of period	1,270,389,366	1,683,112,565
NET ASSETS AT END OF PERIOD	$1,624,479,348	$1,270,389,366
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,000,000	—
Shares redeemed	(1,600,000)	(17,000,000)
Net increase (decrease) from share transactions	3,400,000	(17,000,000)
See accompanying notes to financial statements.
120

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,990,242	$ 11,719,543
Net realized gain (loss)	(5,652,768)	(75,569,925)
Net change in unrealized appreciation/depreciation	64,081,882	(6,288,572)
Net increase (decrease) in net assets resulting from operations	60,419,356	(70,138,954)
Net equalization credits and charges	11,386	(144,508)
Distributions to shareholders	(1,759,745)	(11,256,988)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,116,178	32,119,610
Cost of shares redeemed	(6,140,737)	(106,613,783)
Net income equalization	(11,386)	144,508
Other Capital	14,085	136,453
Net increase (decrease) in net assets from beneficial interest transactions	9,978,140	(74,213,212)
Net increase (decrease) in net assets during the period	68,649,137	(155,753,662)
Net assets at beginning of period	255,056,973	410,810,635
NET ASSETS AT END OF PERIOD	$ 323,706,110	$ 255,056,973
SHARES OF BENEFICIAL INTEREST:
Shares sold	550,000	1,250,000
Shares redeemed	(250,000)	(4,450,000)
Net increase (decrease) from share transactions	300,000	(3,200,000)
See accompanying notes to financial statements.
121

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,967,641	$ 10,978,465
Net realized gain (loss)	1,140,734	(3,233,223)
Net change in unrealized appreciation/depreciation	130,646,244	18,354,698
Net increase (decrease) in net assets resulting from operations	133,754,619	26,099,940
Distributions to shareholders	(9,212,135)	(14,015,993)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	16,944,765
Cost of shares redeemed	(37,947,836)	(45,410,784)
Other Capital	66,778	96,966
Net increase (decrease) in net assets from beneficial interest transactions	(37,881,058)	(28,369,053)
Net increase (decrease) in net assets during the period	86,661,426	(16,285,106)
Net assets at beginning of period	505,766,635	522,051,741
NET ASSETS AT END OF PERIOD	$592,428,061	$505,766,635
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	400,000
Shares redeemed	(700,000)	(1,000,000)
Net increase (decrease) from share transactions	(700,000)	(600,000)
See accompanying notes to financial statements.
122

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,625,049	$ 25,019,846
Net realized gain (loss)	8,392,702	(69,957,001)
Net change in unrealized appreciation/depreciation	63,356,011	(33,872,366)
Net increase (decrease) in net assets resulting from operations	79,373,762	(78,809,521)
Distributions to shareholders	(7,333,458)	(32,105,329)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,891,016	10,981,001
Cost of shares redeemed	(25,755,673)	(110,464,197)
Other Capital	12,320	24,260
Net increase (decrease) in net assets from beneficial interest transactions	(8,852,337)	(99,458,936)
Net increase (decrease) in net assets during the period	63,187,967	(210,373,786)
Net assets at beginning of period	571,182,546	781,556,332
NET ASSETS AT END OF PERIOD	$634,370,513	$ 571,182,546
SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000	300,000
Shares redeemed	(750,000)	(3,400,000)
Net increase (decrease) from share transactions	(300,000)	(3,100,000)
See accompanying notes to financial statements.
123

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 36.40	$ 37.79	$ 38.35	$ 41.30	$ 32.76	$ 33.77
Income (loss) from investment operations:
Net investment income (loss) (b)	0.15	0.81	1.02	1.17	1.04	1.05
Net realized and unrealized gain (loss) (c)	8.30	(1.46)	(0.49)	(2.89)	8.34	(0.83)
Total from investment operations	8.45	(0.65)	0.53	(1.72)	9.38	0.22
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	(0.01)	(0.08)	0.13	(0.06)
Distributions to shareholders from:
Net investment income	(0.27)	(0.74)	(1.08)	(1.15)	(0.97)	(1.17)
Net asset value, end of period	$ 44.57	$ 36.40	$ 37.79	$ 38.35	$ 41.30	$ 32.76
Total return (e)	23.23%	(1.65)%	1.43%	(4.40)%	29.30%	0.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,001,202	$1,747,270	$2,050,307	$3,108,379	$4,555,667	$2,538,715
Ratios to average net assets:
Total expenses	0.29%(f)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.73%(f)	2.21%	2.80%	2.89%	2.83%	3.13%
Portfolio turnover rate (g)	5%(h)	9%	6%	7%	4%	7%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
124

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)	Year Ended 9/30/16(a)(b)
Net asset value, beginning of period	$ 24.01	$ 24.08	$ 24.97	$ 25.11	$ 21.56	$ 20.21
Income (loss) from investment operations:
Net investment income (loss) (c)	0.23	0.54	0.76	0.67	0.60	0.58
Net realized and unrealized gain (loss) (d)	4.91	0.06	(0.95)	(0.21)	3.48	1.33
Total from investment operations	5.14	0.60	(0.19)	0.46	4.08	1.91
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	(0.00)(e)	—
Distributions to shareholders from:
Net investment income	(0.30)	(0.67)	(0.70)	(0.60)	(0.53)	(0.56)
Net asset value, end of period	$ 28.85	$ 24.01	$ 24.08	$ 24.97	$ 25.11	$ 21.56
Total return (f)	21.46%	2.44%	(0.61)%	1.76%	19.24%	9.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,624,479	$1,270,389	$1,683,113	$1,550,892	$1,461,775	$847,299
Ratios to average net assets:
Total expenses	0.34%(g)	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.30%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.71%(g)	2.26%	3.20%	2.61%	2.62%	2.80%
Portfolio turnover rate (h)	3%(i)	4%	3%	3%	3%	7%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
125

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 24.29	$ 29.99	$ 30.87	$ 30.31	$ 27.40	$ 25.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.19	0.96	1.25	1.05	1.18	1.28
Net realized and unrealized gain (loss) (c)	5.66	(5.68)	(0.87)	0.57	2.70	2.29
Total from investment operations	5.85	(4.72)	0.38	1.62	3.88	3.57
Net equalization credits and charges (b)	0.00(d)	(0.01)	(0.03)	(0.01)	0.04	0.04
Voluntary contribution from Adviser	—	—	0.01	—	—	—
Other capital	0.00(d)	0.01	0.01	0.00(d)	0.00(d)	0.02
Distributions to shareholders from:
Net investment income	(0.17)	(0.98)	(1.25)	(1.05)	(1.01)	(1.29)
Net asset value, end of period	$ 29.97	$ 24.29	$ 29.99	$ 30.87	$ 30.31	$ 27.40
Total return (e)	24.11%	(15.71)%	1.09%(f)	5.26%	14.47%	14.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$323,706	$255,057	$410,811	$402,845	$422,858	$300,042
Ratios to average net assets:
Total expenses	0.49%(g)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.40%(g)	3.47%	4.00%	3.21%	4.05%	4.91%
Portfolio turnover rate (h)	23%(i)	78%	73%	55%	123%	48%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
126

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 44.37	$ 43.50	$ 44.89	$ 49.42	$ 42.74	$ 37.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.17	0.94	1.12	1.19	1.04	0.89
Net realized and unrealized gain (loss) (c)	11.63	1.11	(1.21)	(4.25)	6.61	5.84
Total from investment operations	11.80	2.05	(0.09)	(3.06)	7.65	6.73
Other capital	0.01	0.01	0.01	0.01	0.03	0.04
Distributions to shareholders from:
Net investment income	(0.81)	(1.19)	(1.31)	(1.48)	(1.00)	(1.03)
Net asset value, end of period	$ 55.37	$ 44.37	$ 43.50	$ 44.89	$ 49.42	$ 42.74
Total return (d)	26.74%	4.75%	(0.07)%	(6.49)%	18.46%	18.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$592,428	$505,767	$522,052	$471,349	$479,338	$320,556
Ratios to average net assets:
Total expenses	0.66%(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.69%(e)	2.22%	2.58%	2.37%	2.30%	2.29%
Portfolio turnover rate (f)	1%(g)	30%	23%	24%	34%	19%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
127

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 33.70	$ 38.98	$ 38.05	$ 40.25	$ 36.61	$ 33.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	1.31	1.47	1.50	1.51	1.68
Net realized and unrealized gain (loss) (c)	4.39	(4.88)	1.16	(1.95)	4.13	2.56
Total from investment operations	4.85	(3.57)	2.63	(0.45)	5.64	4.24
Net equalization credits and charges (b)	—	—	(0.01)	(0.12)	(0.01)	0.05
Other capital	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.45)	(1.71)	(1.69)	(1.63)	(1.99)	(1.63)
Net asset value, end of period	$ 38.10	$ 33.70	$ 38.98	$ 38.05	$ 40.25	$ 36.61
Total return (e)	14.45%	(9.24)%	7.12%	(1.49)%	15.84%	12.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$634,371	$571,183	$781,556	$861,910	$1,251,962	$1,010,508
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	2.57%(f)	3.64%	3.89%	3.74%	3.95%	4.81%
Portfolio turnover rate (g)	15%(h)	65%	66%	47%	122%	39%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
128

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
129

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board
130

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
131

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
132

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR S&P International Dividend ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign securities. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended March 31, 2021:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF
133

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the SPDR S&P Emerging Markets Dividend ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Swaps
Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately
134

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
135

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Total Return Swaps
SPDR S&P International Dividend Fund has entered into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the period ended March 31, 2021, the Fund entered into total return swap contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity, however, there were none outstanding as of period ended March 31, 2021.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
136

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Schedules of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
137

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$5,960	$—	$5,960
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$290,618	$—	$290,618
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	(2,458)	—	(2,458)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ (9,307)	$—	$ (9,307)
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	(787,815)	—	(787,815)
138

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.30 (1)
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
(1)	Effective March 24, 2021, the management fee of the Fund was reduced from 0.34% to 0.30% of the Fund’s average daily net assets.
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.
Prior to March 24, 2021, the Adviser had contractually agreed to waive a portion of its Management/Advisory fee and/or reimburse certain expenses so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, were limited to 0.30% of the Fund’s average daily net assets.
139

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The contractual fee waiver and/or expense reimbursement did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. Effective March 24, 2021, the contractual fee waiver was terminated with the approval of the Board. For the period ended March 31, 2021, the Adviser waived $283,315 of fees in the SPDR MSCI ACWI ex-US ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Schedules of Investments.
140

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2021, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$99,352,529	$106,341,398
SPDR MSCI ACWI ex-US ETF	59,839,359	39,026,567
SPDR S&P Emerging Markets Dividend ETF	73,528,283	63,371,535
SPDR S&P Emerging Markets Small Cap ETF	5,566,233	35,261,460
SPDR S&P International Dividend ETF	90,126,897	84,873,511
For the period ended March 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$ —	$121,449,867	$28,995,096
SPDR MSCI ACWI ex-US ETF	105,675,195	38,122,436	9,720,112
SPDR S&P Emerging Markets Dividend ETF	4,036,741	3,100,947	1,051
SPDR S&P Emerging Markets Small Cap ETF	—	12,478,591	2,129,402
141

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P International Dividend ETF	$ 14,275,637	$ 22,968,146	$ 896,066
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
142

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and derivatives based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$1,753,960,538	$442,185,617	$204,615,751	$237,569,866
SPDR MSCI ACWI ex-US ETF	1,442,389,238	390,364,443	176,644,904	213,719,539
SPDR S&P Emerging Markets Dividend ETF	292,798,905	41,726,530	9,623,107	32,103,423
SPDR S&P Emerging Markets Small Cap ETF	556,671,422	143,871,387	96,878,213	46,993,174
SPDR S&P International Dividend ETF	614,219,023	59,666,381	16,250,860	43,415,521
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
143

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The market value of securities on loan as of March 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR MSCI ACWI ex-US ETF	$ 64,323,910	$ 43,671,342	$ 24,451,616	$ 68,122,958
SPDR S&P Emerging Markets Dividend ETF	7,914,428	2,008,870	6,502,190	8,511,060
SPDR S&P Emerging Markets Small Cap ETF	33,601,501	11,292,793	26,279,449	37,572,242
SPDR S&P International Dividend ETF	44,707,779	28,851,732	18,399,265	47,250,997
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements As of March 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI ex-US ETF	Common Stocks	$43,671,342	$—	$—	$—	$43,671,342	$43,671,342
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	2,008,870	—	—	—	2,008,870	2,008,870
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	11,292,793	—	—	—	11,292,793	11,292,793
SPDR S&P International Dividend ETF	Common Stocks	28,851,732	—	—	—	28,851,732	28,851,732
144

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The following Funds participate in the credit facility as of March 31, 2021:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of March 31, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency
145

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity.
Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
146

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

12.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
147

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
148

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$1,232.30	$1,214.60	$1,241.10
Expenses Paid During Period(a)	1.61	1.66	2.74
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.50	1,023.40	1,022.50
Expenses Paid During Period(a)	1.46	1.51	2.47
	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
Annualized Expense Ratio	0.66%	0.45%
Actual:
Ending Account Value	$1,267.40	$1,144.50
Expenses Paid During Period(a)	3.73	2.41
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.60	1,022.70
Expenses Paid During Period(a)	3.33	2.27
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
149

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
150

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Funds' website at www.ssga.com and SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
151

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRISINTLSAR

Semi-Annual Report
March 31, 2021
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Prologis, Inc. REIT	5.6%
Digital Realty Trust, Inc. REIT	2.8
Public Storage REIT	2.7
Simon Property Group, Inc. REIT	2.7
Welltower, Inc. REIT	2.1
AvalonBay Communities, Inc. REIT	1.8
Equity Residential REIT	1.8
Realty Income Corp. REIT	1.7
Goodman Group REIT	1.7
Mitsui Fudosan Co., Ltd.	1.6
TOTAL	24.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021

		% of Net Assets
	Equity Real Estate Investment Trusts (REITs)	89.5%
	Real Estate Management & Development	9.9
	Diversified Financial Services	0.0*
	Short-Term Investments	0.6
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Goodman Group REIT	4.3%
Mitsui Fudosan Co., Ltd.	4.0
Link REIT REIT	3.5
Deutsche Wohnen SE	3.1
Segro PLC REIT	2.8
Scentre Group REIT	2.1
Nippon Building Fund, Inc. REIT	1.8
Wharf Real Estate Investment Co., Ltd.	1.8
LEG Immobilien SE	1.7
Aroundtown SA	1.6
TOTAL	26.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of March 31, 2021

		% of Net Assets
	Equity Real Estate Investment Trusts (REITs)	74.0%
	Real Estate Management & Development	25.3
	Diversified Financial Services	0.0*
	Short-Term Investments	2.4
	Liabilities in Excess of Other Assets	(1.7)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Tencent Holdings, Ltd.	13.0%
Alibaba Group Holding, Ltd. ADR	12.0
Meituan Class B	4.6
China Construction Bank Corp. Class H	2.3
JD.com, Inc. ADR	2.2
Ping An Insurance Group Co. of China, Ltd. Class H	2.0
Baidu, Inc. ADR	1.8
Industrial & Commercial Bank of China, Ltd. Class H	1.6
NIO, Inc. ADR	1.4
Pinduoduo, Inc. ADR	1.4
TOTAL	42.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of March 31, 2021

% of Net Assets
Consumer Discretionary	31.3%
Communication Services	19.1
Financials	14.8
Health Care	6.8
Industrials	6.3
Consumer Staples	5.5
Information Technology	5.2
Real Estate	4.2
Materials	3.4
Utilities	1.7
Energy	1.5
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
BHP Group, Ltd.	4.5%
Exxon Mobil Corp.	4.4
TOTAL SE	3.9
Chevron Corp.	3.7
Nutrien, Ltd.	3.3
BP PLC	2.7
Royal Dutch Shell PLC Class A	2.7
Vale SA ADR	2.5
Anglo American PLC	2.5
UPM-Kymmene Oyj	2.4
TOTAL	32.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
HMM Co., Ltd.	0.3%
Iwatani Corp.	0.3
Aphria, Inc.	0.3
Nova Measuring Instruments, Ltd.	0.2
Premier Investment Corp. REIT	0.2
Lynas Rare Earths, Ltd.	0.2
BayCurrent Consulting, Inc.	0.2
Hansol Chemical Co., Ltd.	0.2
William Hill PLC	0.2
Pets at Home Group PLC	0.2
TOTAL	2.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
5

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Chevron Corp.	10.3%
Exxon Mobil Corp.	10.0
Corteva, Inc.	6.5
Archer-Daniels-Midland Co.	6.4
Freeport-McMoRan, Inc.	6.4
Newmont Corp.	5.3
EOG Resources, Inc.	4.8
ConocoPhillips	4.6
Barrick Gold Corp.	4.4
Nutrien, Ltd.	4.3
TOTAL	63.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
6

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 4.6%
BWP Trust REIT	580,022	$ 1,745,006
Charter Hall Long Wale REIT	602,876	2,167,332
Charter Hall Retail REIT	600,214	1,755,468
Dexus REIT	1,278,468	9,494,015
Goodman Group REIT	1,981,219	27,342,998
GPT Group REIT	2,292,321	8,031,353
National Storage REIT	1,128,680	1,719,318
Scentre Group REIT	6,113,282	13,130,431
Shopping Centres Australasia Property Group REIT	1,264,633	2,417,652
Vicinity Centres REIT	4,550,174	5,735,634
Waypoint REIT	916,910	1,752,895
		75,292,102
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	84,592	3,589,096
BELGIUM — 0.9%
Aedifica SA REIT	38,875	4,468,459
Cofinimmo SA REIT	33,555	4,898,097
Warehouses De Pauw CVA REIT	160,815	5,326,183
		14,692,739
BRAZIL — 0.2%
BR Malls Participacoes SA (a)	930,421	1,668,591
BR Properties SA	235,800	359,362
Iguatemi Empresa de Shopping Centers SA	108,600	719,766
Multiplan Empreendimentos Imobiliarios SA	331,100	1,436,938
		4,184,657
CANADA — 1.3%
Allied Properties Real Estate Investment Trust	74,829	2,419,581
Artis Real Estate Investment Trust	80,025	690,195
Boardwalk Real Estate Investment Trust	27,414	791,982
Canadian Apartment Properties REIT	98,917	4,238,906
Cominar Real Estate Investment Trust	107,631	798,979
Dream Industrial Real Estate Investment Trust	101,213	1,080,701
Dream Office Real Estate Investment Trust	28,970	487,731
First Capital Real Estate Investment Trust	128,685	1,688,360
Granite Real Estate Investment Trust	35,872	2,181,118
H&R Real Estate Investment Trust	169,078	1,918,329
InterRent Real Estate Investment Trust	80,136	943,002
RioCan Real Estate Investment Trust	182,214	2,821,247
See accompanying notes to financial statements.
7

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	85,225	$ 1,820,656
		21,880,787
FINLAND — 0.2%
Kojamo Oyj	160,551	3,147,441
FRANCE — 2.0%
Covivio REIT	57,405	4,925,169
Gecina SA REIT	63,857	8,810,999
Klepierre SA REIT	235,781	5,510,397
Unibail-Rodamco-Westfield REIT (a)(b)	34,954	142,432
Unibail-Rodamco-Westfield REIT (a)(b)	161,350	12,959,626
		32,348,623
GERMANY — 3.0%
alstria office REIT-AG	210,958	3,416,597
Aroundtown SA	1,411,512	10,069,822
Deutsche EuroShop AG (a)	60,208	1,256,741
Deutsche Wohnen SE	423,973	19,822,184
Grand City Properties SA	125,495	3,150,476
LEG Immobilien SE	84,893	11,190,730
		48,906,550
HONG KONG — 2.8%
Hang Lung Properties, Ltd.	2,168,018	5,633,063
Hysan Development Co., Ltd.	719,731	2,814,324
Link REIT	2,453,148	22,340,214
Swire Properties, Ltd.	1,253,600	3,877,969
Wharf Real Estate Investment Co., Ltd.	2,038,000	11,416,229
		46,081,799
JAPAN — 11.7%
Activia Properties, Inc. REIT	815	3,580,837
Advance Residence Investment Corp. REIT	1,628	5,112,362
Aeon Mall Co., Ltd.	120,900	2,106,177
AEON REIT Investment Corp.	1,801	2,428,498
Comforia Residential REIT, Inc.	720	2,199,095
Daiwa House REIT Investment Corp.	2,350	6,318,416
Daiwa Office Investment Corp. REIT	356	2,509,719
Daiwa Securities Living Investments Corp. REIT	2,513	2,469,790
Frontier Real Estate Investment Corp. REIT	567	2,419,371
Fukuoka REIT Corp.	851	1,338,496
Global One Real Estate Investment Corp. REIT	1,124	1,226,737
GLP J-REIT	5,112	8,410,512
See accompanying notes to financial statements.
8

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hoshino Resorts REIT, Inc.	265	$ 1,530,045
Hulic Co., Ltd.	586,700	6,928,900
Hulic Reit, Inc.	1,373	2,153,311
Ichigo Office REIT Investment Corp.	1,808	1,551,117
Industrial & Infrastructure Fund Investment Corp. REIT	2,451	4,212,171
Invesco Office J-Reit, Inc.	10,751	1,695,836
Invincible Investment Corp. REIT	7,297	2,757,011
Japan Excellent, Inc. REIT	1,514	1,964,775
Japan Hotel REIT Investment Corp.	5,343	3,012,388
Japan Logistics Fund, Inc. REIT	1,067	3,012,706
Japan Metropolitan Fund Invest REIT	8,224	8,417,506
Japan Prime Realty Investment Corp. REIT	1,137	4,249,602
Japan Real Estate Investment Corp. REIT	1,631	9,638,398
Kenedix Office Investment Corp. REIT	513	3,653,674
Kenedix Residential Next Investment Corp. REIT	1,136	2,220,597
Kenedix Retail REIT Corp.	638	1,551,408
LaSalle Logiport REIT	1,956	2,970,288
Leopalace21 Corp. (a)	182,800	253,108
Mirai Corp. REIT	1,988	864,465
Mitsubishi Estate Logistics REIT Investment Corp.	454	1,787,240
Mitsui Fudosan Co., Ltd.	1,137,600	25,876,539
Mitsui Fudosan Logistics Park, Inc. REIT	602	2,980,036
Mori Hills REIT Investment Corp.	1,909	2,648,414
Mori Trust Sogo Reit, Inc.	1,126	1,582,514
Nippon Accommodations Fund, Inc. REIT	593	3,482,869
Nippon Building Fund, Inc. REIT	1,947	11,470,561
Nippon Prologis REIT, Inc.	3,032	9,754,534
NIPPON REIT Investment Corp.	535	2,045,588
Nomura Real Estate Master Fund, Inc. REIT	5,550	8,357,647
Orix JREIT, Inc.	3,245	5,650,118
Premier Investment Corp. REIT	1,552	2,220,554
Sekisui House Reit, Inc.	5,124	4,266,136
Tokyu REIT, Inc.	1,111	1,818,823
United Urban Investment Corp. REIT	3,665	4,928,679
		191,627,568
MALTA — 0.0% (c)
BGP Holdings PLC (d)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	3,481,567	4,065,132
NETHERLANDS — 0.1%
Eurocommercial Properties NV REIT (a)	41,589	918,935
See accompanying notes to financial statements.
9

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wereldhave NV REIT (a)(e)	48,450	$ 829,663
		1,748,598
NORWAY — 0.3%
Entra ASA (f)	198,070	4,406,274
ROMANIA — 0.2%
NEPI Rockcastle PLC	471,318	2,975,452
SAUDI ARABIA — 0.0% (c)
Arabian Centres Co., Ltd.	127,178	756,205
SINGAPORE — 3.4%
Ascendas Real Estate Investment Trust	3,727,191	8,460,801
CapitaLand China Trust REIT	1,131,200	1,153,426
CapitaLand Integrated Commercial Trust REIT	5,331,201	8,610,231
CapitaLand, Ltd.	2,932,517	8,206,508
Frasers Centrepoint Trust REIT	1,574,893	2,883,475
Frasers Logistics & Commercial Trust REIT	3,162,800	3,413,263
Keppel DC REIT	1,519,300	3,053,074
Keppel REIT (e)	2,308,212	2,095,876
Mapletree Commercial Trust REIT	2,589,031	4,085,104
Mapletree Industrial Trust REIT	1,985,300	4,048,617
Mapletree Logistics Trust REIT	3,420,563	4,913,431
Mapletree North Asia Commercial Trust REIT	2,406,200	1,898,312
Suntec Real Estate Investment Trust	2,533,095	2,941,075
		55,763,193
SOUTH AFRICA — 0.3%
Growthpoint Properties, Ltd. REIT	3,993,345	3,569,772
Hyprop Investments, Ltd. REIT	358,977	685,560
Redefine Properties, Ltd. REIT (a)	6,554,064	1,664,454
		5,919,786
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	299,901	2,909,669
Merlin Properties Socimi SA REIT	397,043	4,069,139
		6,978,808
SWEDEN — 1.4%
Castellum AB (e)	286,813	6,337,573
Fabege AB (e)	323,284	4,367,299
Hufvudstaden AB Class A (e)	139,230	2,028,637
Klovern AB Class B	793,364	1,386,246
Kungsleden AB	215,496	2,256,004
Samhallsbyggnadsbolaget i Norden AB (e)	984,725	3,070,664
See accompanying notes to financial statements.
10

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wihlborgs Fastigheter AB	157,925	$ 3,002,211
		22,448,634
SWITZERLAND — 0.9%
PSP Swiss Property AG	49,625	6,074,271
Swiss Prime Site AG	89,415	8,279,782
		14,354,053
THAILAND — 0.2%
Central Pattana PCL NVDR	1,623,600	3,026,390
UNITED KINGDOM — 4.4%
British Land Co. PLC REIT	1,103,805	7,687,702
Capital & Counties Properties PLC REIT	997,129	2,348,387
Derwent London PLC REIT	131,660	5,863,706
Grainger PLC	796,817	2,933,116
Great Portland Estates PLC REIT	297,621	2,791,448
Hammerson PLC REIT (e)	4,782,645	2,308,856
Land Securities Group PLC REIT	884,201	8,418,754
LondonMetric Property PLC REIT	1,066,982	3,144,439
Primary Health Properties PLC REIT	1,571,154	3,212,564
Segro PLC REIT	1,403,824	18,159,968
Shaftesbury PLC REIT (a)	356,128	3,152,010
Tritax Big Box REIT PLC	2,045,556	5,065,947
UNITE Group PLC REIT (a)	468,388	6,895,329
		71,982,226
UNITED STATES — 60.7%
Acadia Realty Trust REIT	103,678	1,966,772
Agree Realty Corp. REIT	74,622	5,022,807
Alexandria Real Estate Equities, Inc. REIT	149,813	24,614,276
American Assets Trust, Inc. REIT	60,377	1,958,630
American Campus Communities, Inc. REIT	161,942	6,991,036
American Homes 4 Rent Class A, REIT	316,349	10,547,076
Americold Realty Trust REIT	297,197	11,433,169
Apartment Income REIT Corp.	175,193	7,491,253
Apartment Investment & Management Co. Class A, REIT	181,821	1,116,381
Apple Hospitality REIT, Inc.	247,554	3,606,862
AvalonBay Communities, Inc. REIT	164,401	30,333,629
Boston Properties, Inc. REIT	167,028	16,913,255
Brandywine Realty Trust REIT	200,874	2,593,283
Brixmor Property Group, Inc. REIT	349,133	7,062,961
Camden Property Trust REIT	114,926	12,631,517
CareTrust REIT, Inc.	112,841	2,627,503
See accompanying notes to financial statements.
11

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Centerspace REIT	15,592	$ 1,060,256
Chatham Lodging Trust REIT (a)	56,558	744,303
City Office REIT, Inc.	49,922	530,172
Columbia Property Trust, Inc. REIT	137,711	2,354,858
Community Healthcare Trust, Inc. REIT	27,451	1,266,040
Corporate Office Properties Trust REIT	131,737	3,468,635
Cousins Properties, Inc. REIT	174,731	6,176,741
CubeSmart REIT	235,381	8,904,463
DiamondRock Hospitality Co. REIT (a)	247,622	2,550,507
Digital Realty Trust, Inc. REIT	331,341	46,666,066
Diversified Healthcare Trust REIT	286,281	1,368,423
Douglas Emmett, Inc. REIT	194,053	6,093,264
Duke Realty Corp. REIT	440,388	18,465,469
Easterly Government Properties, Inc. REIT	97,754	2,026,440
EastGroup Properties, Inc. REIT	46,679	6,688,167
Empire State Realty Trust, Inc. Class A, REIT	166,886	1,857,441
EPR Properties REIT	88,782	4,136,353
Equity Commonwealth REIT	142,837	3,970,869
Equity LifeStyle Properties, Inc. REIT	199,681	12,707,699
Equity Residential REIT	404,035	28,941,027
Essential Properties Realty Trust, Inc. REIT	127,185	2,903,634
Essex Property Trust, Inc. REIT	76,568	20,814,245
Extra Space Storage, Inc. REIT	155,585	20,622,792
Federal Realty Investment Trust REIT	82,198	8,338,987
First Industrial Realty Trust, Inc. REIT	151,947	6,957,653
Four Corners Property Trust, Inc. REIT	88,070	2,413,118
Franklin Street Properties Corp. REIT	112,594	613,637
Getty Realty Corp. REIT	42,820	1,212,662
Global Net Lease, Inc. REIT	107,725	1,945,514
Healthcare Realty Trust, Inc. REIT	164,682	4,993,158
Healthcare Trust of America, Inc. Class A, REIT	257,403	7,099,175
Healthpeak Properties, Inc. REIT	634,733	20,146,425
Hersha Hospitality Trust REIT (a)	43,328	457,110
Highwoods Properties, Inc. REIT	122,216	5,247,955
Host Hotels & Resorts, Inc. REIT (a)	830,847	13,999,772
Hudson Pacific Properties, Inc. REIT	177,450	4,814,219
Independence Realty Trust, Inc. REIT	120,061	1,824,927
Industrial Logistics Properties Trust REIT	78,457	1,814,710
Innovative Industrial Properties, Inc. REIT	28,129	5,067,721
Invitation Homes, Inc. REIT	670,228	21,440,594
JBG SMITH Properties REIT	129,824	4,127,105
Kilroy Realty Corp. REIT	125,236	8,219,239
See accompanying notes to financial statements.
12

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kimco Realty Corp. REIT	509,137	$ 9,546,319
Kite Realty Group Trust REIT	101,204	1,952,225
Lexington Realty Trust REIT	325,812	3,619,771
Life Storage, Inc. REIT	88,799	7,632,274
LTC Properties, Inc. REIT	47,152	1,967,181
Macerich Co. REIT (e)	132,553	1,550,870
Mack-Cali Realty Corp. REIT	102,005	1,579,037
Mid-America Apartment Communities, Inc. REIT	134,800	19,459,728
Monmouth Real Estate Investment Corp. REIT	117,817	2,084,183
National Health Investors, Inc. REIT	53,664	3,878,834
National Retail Properties, Inc. REIT	207,336	9,137,298
National Storage Affiliates Trust REIT	74,661	2,981,214
NexPoint Residential Trust, Inc. REIT	26,286	1,211,522
Office Properties Income Trust REIT	58,038	1,597,206
Omega Healthcare Investors, Inc. REIT	273,207	10,007,572
Paramount Group, Inc. REIT	199,657	2,022,525
Park Hotels & Resorts, Inc. REIT (a)	278,094	6,001,269
Pebblebrook Hotel Trust REIT	154,256	3,746,878
Piedmont Office Realty Trust, Inc. Class A, REIT	145,235	2,522,732
Prologis, Inc. REIT	871,898	92,421,188
PS Business Parks, Inc. REIT	23,547	3,639,895
Public Storage REIT	179,254	44,232,717
QTS Realty Trust, Inc. Class A, REIT	75,799	4,702,570
Realty Income Corp. REIT	440,034	27,942,159
Regency Centers Corp. REIT	185,968	10,546,245
Retail Opportunity Investments Corp. REIT	140,076	2,223,006
Retail Properties of America, Inc. Class A, REIT	257,522	2,698,831
Rexford Industrial Realty, Inc. REIT	155,852	7,854,941
RLJ Lodging Trust REIT	193,581	2,996,634
RPT Realty REIT	96,977	1,106,508
Ryman Hospitality Properties, Inc. REIT	64,589	5,006,293
Seritage Growth Properties Class A, REIT (a)	42,321	776,590
Service Properties Trust REIT	198,178	2,350,391
Simon Property Group, Inc. REIT	387,188	44,050,379
SITE Centers Corp. REIT	199,210	2,701,288
SL Green Realty Corp. REIT	81,602	5,711,324
Spirit Realty Capital, Inc. REIT	135,097	5,741,622
STAG Industrial, Inc. REIT	186,317	6,262,114
STORE Capital Corp. REIT	282,025	9,447,837
Summit Hotel Properties, Inc. REIT (a)	127,107	1,291,407
Sun Communities, Inc. REIT	131,528	19,734,461
Sunstone Hotel Investors, Inc. REIT (a)	252,963	3,151,919
See accompanying notes to financial statements.
13

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT (e)	112,507	$ 1,702,231
Terreno Realty Corp. REIT	81,535	4,710,277
UDR, Inc. REIT	349,672	15,336,614
Universal Health Realty Income Trust REIT	15,183	1,029,104
Urban Edge Properties REIT	129,040	2,131,741
Ventas, Inc. REIT	441,557	23,552,650
VEREIT, Inc.	269,634	10,413,265
Vornado Realty Trust REIT	184,642	8,380,900
Washington Prime Group, Inc. REIT (e)	25,061	55,886
Washington Real Estate Investment Trust	96,918	2,141,888
Weingarten Realty Investors REIT	140,992	3,794,095
Welltower, Inc. REIT	491,969	35,239,739
WP Carey, Inc. REIT	206,582	14,617,742
Xenia Hotels & Resorts, Inc. REIT (a)	136,581	2,663,330
		996,820,374
TOTAL COMMON STOCKS (Cost $1,575,420,434)		1,632,996,487

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	2,704,751	2,705,562
State Street Navigator Securities Lending Portfolio II (i) (j)	7,392,787	7,392,787
TOTAL SHORT-TERM INVESTMENTS (Cost $10,098,316)		10,098,349
TOTAL INVESTMENTS — 100.0% (Cost $1,585,518,750)		1,643,094,836
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		23,294
NET ASSETS — 100.0%		$ 1,643,118,130
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(e)	All or a portion of the shares of the security are on loan at March 31, 2021.
See accompanying notes to financial statements.
14

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	300	06/18/2021	$10,610,714	$10,737,000	$126,286
During the period ended March 31, 2021, average notional value related to futures contracts was $6,882,929.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,632,996,487	$—	$ 0(a)	$1,632,996,487
Short-Term Investments	10,098,349	—	—	10,098,349
TOTAL INVESTMENTS	$1,643,094,836	$—	$ 0	$1,643,094,836
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	126,286	—	—	126,286
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 126,286	$—	$—	$ 126,286
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,643,221,122	$—	$—	$1,643,221,122

See accompanying notes to financial statements.
15

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,037,667	$ 1,037,875	$ 41,693,150	$ 40,025,544	$48	$33	2,704,751	$ 2,705,562	$ 917
State Street Navigator Securities Lending Portfolio II	15,555,494	15,555,494	81,417,946	89,580,653	—	—	7,392,787	7,392,787	174,274
Total		$16,593,369	$123,111,096	$129,606,197	$48	$33		$10,098,349	$175,191
See accompanying notes to financial statements.
16

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 11.8%
BWP Trust REIT	823,013	$ 2,476,049
Charter Hall Long Wale REIT	862,841	3,101,903
Charter Hall Retail REIT	860,018	2,515,326
Dexus REIT	1,823,154	13,538,901
Goodman Group REIT	2,823,358	38,965,441
GPT Group REIT	3,269,564	11,455,212
National Storage REIT	1,566,607	2,386,412
Scentre Group REIT	8,714,850	18,718,217
Shopping Centres Australasia Property Group REIT	1,809,305	3,458,924
Vicinity Centres REIT	6,492,918	8,184,523
Waypoint REIT	1,313,841	2,511,724
		107,312,632
AUSTRIA — 0.6%
CA Immobilien Anlagen AG	119,298	5,061,612
BELGIUM — 2.3%
Aedifica SA REIT	55,502	6,379,638
Cofinimmo SA REIT	47,897	6,991,630
Warehouses De Pauw CVA REIT	228,885	7,580,657
		20,951,925
BRAZIL — 0.6%
BR Malls Participacoes SA (a)	1,299,797	2,331,020
BR Properties SA	341,400	520,297
Iguatemi Empresa de Shopping Centers SA	147,400	976,920
Multiplan Empreendimentos Imobiliarios SA	462,940	2,009,109
		5,837,346
CANADA — 3.4%
Allied Properties Real Estate Investment Trust	105,681	3,417,175
Artis Real Estate Investment Trust	114,051	983,660
Boardwalk Real Estate Investment Trust	39,111	1,129,905
Canadian Apartment Properties REIT	142,372	6,101,091
Cominar Real Estate Investment Trust	153,254	1,137,654
Dream Industrial Real Estate Investment Trust	141,463	1,510,469
Dream Office Real Estate Investment Trust	42,741	719,576
First Capital Real Estate Investment Trust	182,145	2,389,761
Granite Real Estate Investment Trust	51,327	3,120,825
H&R Real Estate Investment Trust	235,327	2,669,979
InterRent Real Estate Investment Trust	114,160	1,343,379
RioCan Real Estate Investment Trust	263,549	4,080,569
See accompanying notes to financial statements.
17

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	120,825	$ 2,581,176
		31,185,219
FINLAND — 0.5%
Kojamo Oyj	227,867	4,467,103
FRANCE — 5.1%
Covivio REIT	80,890	6,940,108
Gecina SA REIT	91,067	12,565,439
Klepierre SA REIT	336,440	7,862,882
Unibail-Rodamco-Westfield REIT (a)	875,344	3,566,876
Unibail-Rodamco-Westfield REIT (a)(b)	188,735	15,159,188
		46,094,493
GERMANY — 7.6%
alstria office REIT-AG	298,122	4,828,272
Aroundtown SA	2,012,669	14,358,517
Deutsche EuroShop AG (a)	84,825	1,770,579
Deutsche Wohnen SE	604,264	28,251,404
Grand City Properties SA	175,756	4,412,248
LEG Immobilien SE	121,040	15,955,685
		69,576,705
HONG KONG — 7.2%
Hang Lung Properties, Ltd.	3,093,755	8,038,363
Hysan Development Co., Ltd.	1,023,846	4,003,488
Link REIT	3,496,167	31,838,731
Swire Properties, Ltd. (c)	1,766,000	5,463,062
Wharf Real Estate Investment Co., Ltd.	2,906,000	16,278,489
		65,622,133
JAPAN — 29.9%
Activia Properties, Inc. REIT	1,164	5,114,226
Advance Residence Investment Corp. REIT	2,324	7,297,991
Aeon Mall Co., Ltd.	169,940	2,960,493
AEON REIT Investment Corp.	2,577	3,474,869
Comforia Residential REIT, Inc.	1,056	3,225,339
Daiwa House REIT Investment Corp.	3,353	9,015,170
Daiwa Office Investment Corp. REIT	511	3,602,434
Daiwa Securities Living Investments Corp. REIT	3,572	3,510,581
Frontier Real Estate Investment Corp. REIT	805	3,434,910
Fukuoka REIT Corp.	1,231	1,936,179
Global One Real Estate Investment Corp. REIT	1,622	1,770,255
GLP J-REIT	7,291	11,995,509
See accompanying notes to financial statements.
18

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hoshino Resorts REIT, Inc.	379	$ 2,188,253
Hulic Co., Ltd.	836,990	9,884,814
Hulic Reit, Inc.	1,976	3,099,012
Ichigo Office REIT Investment Corp.	2,615	2,243,457
Industrial & Infrastructure Fund Investment Corp. REIT	3,472	5,966,813
Invesco Office J-Reit, Inc.	15,180	2,394,456
Invincible Investment Corp. REIT	10,218	3,860,647
Japan Excellent, Inc. REIT	2,191	2,843,343
Japan Hotel REIT Investment Corp.	7,479	4,216,667
Japan Logistics Fund, Inc. REIT	1,533	4,328,471
Japan Metropolitan Fund Invest REIT	11,729	12,004,976
Japan Prime Realty Investment Corp. REIT	1,607	6,006,253
Japan Real Estate Investment Corp. REIT	2,325	13,739,593
Kenedix Office Investment Corp. REIT	719	5,120,842
Kenedix Residential Next Investment Corp. REIT	1,606	3,139,330
Kenedix Retail REIT Corp.	909	2,210,392
LaSalle Logiport REIT	2,745	4,168,425
Leopalace21 Corp. (a)	273,500	378,692
Mirai Corp. REIT	2,809	1,221,470
Mitsubishi Estate Logistics REIT Investment Corp.	661	2,602,127
Mitsui Fudosan Co., Ltd.	1,621,100	36,874,524
Mitsui Fudosan Logistics Park, Inc. REIT	845	4,182,941
Mori Hills REIT Investment Corp.	2,729	3,786,024
Mori Trust Sogo Reit, Inc. (c)	1,625	2,283,824
Nippon Accommodations Fund, Inc. REIT	843	4,951,195
Nippon Building Fund, Inc. REIT	2,775	16,348,643
Nippon Prologis REIT, Inc.	4,324	13,911,149
NIPPON REIT Investment Corp.	753	2,879,118
Nomura Real Estate Master Fund, Inc. REIT	7,915	11,919,059
Orix JREIT, Inc.	4,631	8,063,388
Premier Investment Corp. REIT	2,235	3,197,769
Sekisui House Reit, Inc.	7,194	5,989,575
Tokyu REIT, Inc.	1,584	2,593,173
United Urban Investment Corp. REIT	5,231	7,034,630
		272,971,001
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
MEXICO — 0.6%
Fibra Uno Administracion SA de CV REIT	4,993,702	5,830,725
NETHERLANDS — 0.3%
Eurocommercial Properties NV REIT (a)	60,165	1,329,384
See accompanying notes to financial statements.
19

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wereldhave NV REIT (a)(c)	68,981	$ 1,181,238
		2,510,622
NORWAY — 0.7%
Entra ASA (f)	283,394	6,304,395
ROMANIA — 0.5%
NEPI Rockcastle PLC	673,718	4,253,212
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	178,301	1,060,184
SINGAPORE — 8.7%
Ascendas Real Estate Investment Trust	5,315,789	12,066,952
CapitaLand China Trust REIT	1,625,400	1,657,337
CapitaLand Integrated Commercial Trust REIT	7,603,123	12,279,530
CapitaLand, Ltd.	4,183,303	11,706,772
Frasers Centrepoint Trust REIT	2,266,638	4,149,992
Frasers Logistics & Commercial Trust REIT	4,512,400	4,869,738
Keppel DC REIT	2,159,100	4,338,769
Keppel REIT	3,282,453	2,980,495
Mapletree Commercial Trust REIT	3,703,071	5,842,893
Mapletree Industrial Trust REIT	2,799,100	5,708,197
Mapletree Logistics Trust REIT	4,882,979	7,014,104
Mapletree North Asia Commercial Trust REIT	3,489,800	2,753,191
Suntec Real Estate Investment Trust	3,599,076	4,178,743
		79,546,713
SOUTH AFRICA — 0.9%
Growthpoint Properties, Ltd. REIT	5,709,014	5,103,461
Hyprop Investments, Ltd. REIT	503,880	962,290
Redefine Properties, Ltd. REIT (a)	9,230,249	2,344,091
		8,409,842
SPAIN — 1.1%
Inmobiliaria Colonial Socimi SA REIT	425,845	4,131,589
Merlin Properties Socimi SA REIT	559,431	5,733,391
		9,864,980
SWEDEN — 3.5%
Castellum AB (c)	409,484	9,048,176
Fabege AB (c)	454,996	6,146,619
Hufvudstaden AB Class A (c)	200,036	2,914,605
Klovern AB Class B	1,122,850	1,961,957
Kungsleden AB	304,469	3,187,453
Samhallsbyggnadsbolaget i Norden AB (c)	1,407,456	4,388,864
See accompanying notes to financial statements.
20

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wihlborgs Fastigheter AB	224,185	$ 4,261,838
		31,909,512
SWITZERLAND — 2.2%
PSP Swiss Property AG	70,811	8,667,510
Swiss Prime Site AG	127,522	11,808,471
		20,475,981
THAILAND — 0.5%
Central Pattana PCL NVDR	2,270,559	4,232,322
UNITED KINGDOM — 11.2%
British Land Co. PLC REIT	1,574,366	10,965,031
Capital & Counties Properties PLC REIT	1,440,088	3,391,621
Derwent London PLC REIT	187,872	8,367,205
Grainger PLC	1,131,468	4,164,980
Great Portland Estates PLC REIT	425,490	3,990,757
Hammerson PLC REIT (c)	6,798,085	3,281,824
Land Securities Group PLC REIT	1,261,059	12,006,937
LondonMetric Property PLC REIT	1,524,899	4,493,939
Primary Health Properties PLC REIT	2,231,157	4,562,083
Segro PLC REIT	2,000,910	25,883,915
Shaftesbury PLC REIT (a)(c)	508,882	4,504,002
Tritax Big Box REIT PLC	2,896,213	7,172,652
UNITE Group PLC REIT (a)	668,256	9,837,667
		102,622,613
TOTAL COMMON STOCKS (Cost $930,162,160)		906,101,270

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	502,733	502,884
State Street Navigator Securities Lending Portfolio II (i) (j)	20,794,658	20,794,658
TOTAL SHORT-TERM INVESTMENTS (Cost $21,297,542)		21,297,542
TOTAL INVESTMENTS — 101.7% (Cost $951,459,702)		927,398,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(15,165,458)
NET ASSETS — 100.0%		$ 912,233,354
(a)	Non-income producing security.
See accompanying notes to financial statements.
21

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$906,101,270	$—	$ 0(a)	$906,101,270
Short-Term Investments	21,297,542	—	—	21,297,542
TOTAL INVESTMENTS	$927,398,812	$—	$ 0	$927,398,812
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
See accompanying notes to financial statements.
22

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	193,817	$ 193,856	$ 15,562,124	$ 15,253,109	$13	$—	502,733	$ 502,884	$ 161
State Street Navigator Securities Lending Portfolio II	17,247,878	17,247,878	106,056,944	102,510,164	—	—	20,794,658	20,794,658	192,512
Total		$17,441,734	$121,619,068	$ 117,763,273	$13	$—		$21,297,542	$192,673
See accompanying notes to financial statements.
23

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	140,000	$ 972,779
AVIC Electromechanical Systems Co., Ltd. Class A	456,700	677,964
AVIC Shenyang Aircraft Co., Ltd. Class A	89,200	882,456
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	184,300	681,448
AviChina Industry & Technology Co., Ltd. Class H (a)	2,075,000	1,390,549
AVICOPTER PLC Class A	65,800	507,049
China Avionics Systems Co., Ltd. Class A	218,487	502,495
		5,614,740
AIR FREIGHT & LOGISTICS — 0.7%
BEST, Inc. ADR (a) (b)	278,258	523,125
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	167,348
SF Holding Co., Ltd. Class A	194,400	2,400,520
Sinotrans, Ltd. Class H	1,009,000	373,778
STO Express Co., Ltd. Class A	27,871	39,165
YTO Express Group Co., Ltd. Class A	259,500	441,781
Yunda Holding Co., Ltd. Class A	115,358	246,849
ZTO Express Cayman, Inc. ADR	309,176	9,012,480
		13,205,046
AIRLINES — 0.2%
Air China, Ltd. Class A	696,700	960,973
Air China, Ltd. Class H	464,000	401,664
China Eastern Airlines Corp., Ltd. Class A	765,800	637,272
China Eastern Airlines Corp., Ltd. Class H	204,000	96,038
China Southern Airlines Co., Ltd. Class A (b)	478,000	500,497
China Southern Airlines Co., Ltd. Class H (a) (b)	758,000	561,593
Spring Airlines Co., Ltd. Class A	75,400	684,452
		3,842,489
AUTO COMPONENTS — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	167,073
China First Capital Group, Ltd. (a) (b)	2,102,000	21,900
Fuyao Glass Industry Group Co., Ltd. Class A	144,200	1,012,732
Fuyao Glass Industry Group Co., Ltd. Class H (c)	234,800	1,396,819
Huayu Automotive Systems Co., Ltd. Class A	141,600	595,000
Kandi Technologies Group, Inc. (a) (b)	22,812	142,575
Kuang-Chi Technologies Co., Ltd. Class A (b)	74,100	228,358
Minth Group, Ltd.	522,000	2,175,433
Ningbo Tuopu Group Co., Ltd. Class A	29,700	151,370
See accompanying notes to financial statements.
24

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shandong Linglong Tyre Co., Ltd. Class A	162,300	$ 1,157,660
Tianneng Power International, Ltd. (a)	456,000	861,036
		7,909,956
AUTOMOBILES — 3.5%
BAIC Motor Corp., Ltd. Class H (c)	1,146,400	367,169
Brilliance China Automotive Holdings, Ltd.	1,754,000	1,646,959
BYD Co., Ltd. Class A	115,200	2,888,428
BYD Co., Ltd. Class H	349,000	7,402,466
Chongqing Changan Automobile Co., Ltd. Class A (b)	400,100	865,302
Dongfeng Motor Group Co., Ltd. Class H	1,591,300	1,477,813
Geely Automobile Holdings, Ltd.	2,979,000	7,579,265
Great Wall Motor Co., Ltd. Class H	2,081,000	5,768,324
Guangzhou Automobile Group Co., Ltd. Class H	1,799,691	1,511,616
Li Auto, Inc. ADR (a) (b)	78,515	1,962,875
NIO, Inc. ADR (b)	687,488	26,798,282
Niu Technologies ADR (a) (b)	16,508	605,018
Qingling Motors Co., Ltd. Class H	3,240,000	629,292
SAIC Motor Corp., Ltd. Class A	449,679	1,348,105
XPeng, Inc. ADR (a) (b)	83,435	3,046,212
Yadea Group Holdings, Ltd. (c)	384,000	852,516
		64,749,642
BANKS — 8.9%
Agricultural Bank of China, Ltd. Class A	4,982,600	2,581,973
Agricultural Bank of China, Ltd. Class H	17,105,000	6,842,484
Bank of Beijing Co., Ltd. Class A	717,100	524,611
Bank of Chengdu Co., Ltd. Class A	395,600	678,909
Bank of China, Ltd. Class A	1,671,800	853,583
Bank of China, Ltd. Class H	43,615,700	16,605,994
Bank of Chongqing Co., Ltd. Class H	1,429,500	980,035
Bank of Communications Co., Ltd. Class A	953,700	719,505
Bank of Communications Co., Ltd. Class H	12,018,824	7,652,397
Bank of Hangzhou Co., Ltd. Class A	391,800	1,008,581
Bank of Jiangsu Co., Ltd. Class A	623,600	614,932
Bank of Nanjing Co., Ltd. Class A	386,000	595,367
Bank of Ningbo Co., Ltd. Class A	248,500	1,472,548
Bank of Shanghai Co., Ltd. Class A	556,000	744,870
Bank of Zhengzhou Co., Ltd. Class A	726,190	417,262
China Bohai Bank Co., Ltd. Class H (b) (c)	1,225,000	549,910
China CITIC Bank Corp., Ltd. Class H	8,000,471	4,064,835
China Construction Bank Corp. Class H	51,582,623	43,392,183
China Everbright Bank Co., Ltd. Class A	1,845,800	1,147,788
See accompanying notes to financial statements.
25

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Everbright Bank Co., Ltd. Class H	874,000	$ 381,102
China Merchants Bank Co., Ltd. Class A	839,400	6,537,423
China Merchants Bank Co., Ltd. Class H	2,290,735	17,487,426
China Minsheng Banking Corp., Ltd. Class A	889,600	684,704
China Minsheng Banking Corp., Ltd. Class H	4,776,259	2,770,733
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,360,000	1,016,921
Huaxia Bank Co., Ltd. Class A	474,300	465,539
Industrial & Commercial Bank of China, Ltd. Class A	2,714,100	2,291,671
Industrial & Commercial Bank of China, Ltd. Class H	41,911,789	30,081,586
Industrial Bank Co., Ltd. Class A	1,065,700	3,912,808
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	438,500	507,925
Ping An Bank Co., Ltd. Class A	769,900	2,582,683
Postal Savings Bank of China Co., Ltd. Class A	711,000	636,099
Postal Savings Bank of China Co., Ltd. Class H (a) (c)	4,067,000	3,039,349
Shanghai Pudong Development Bank Co., Ltd. Class A	1,302,070	2,180,965
		166,024,701
BEVERAGES — 2.6%
Anhui Gujing Distillery Co., Ltd. Class A	31,400	1,005,813
Anhui Kouzi Distillery Co., Ltd. Class A	35,900	339,237
Beijing Shunxin Agriculture Co., Ltd. Class A	42,000	300,412
Beijing Yanjing Brewery Co., Ltd. Class A	429,100	480,033
China Resources Beer Holdings Co., Ltd.	771,667	6,049,702
Chongqing Brewery Co., Ltd. Class A	77,739	1,318,596
Huiyuan Juice Group, Ltd. (b) (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	75,000	560,682
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	64,700	1,624,107
Kweichow Moutai Co., Ltd. Class A	58,731	17,983,079
Luzhou Laojiao Co., Ltd. Class A	64,700	2,218,922
Nongfu Spring Co., Ltd. Class H (a) (b) (c)	706,800	3,522,886
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	13,500	224,273
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	45,500	2,307,870
Sichuan Swellfun Co., Ltd. Class A	73,500	801,295
Tsingtao Brewery Co., Ltd. Class A	10,600	136,741
Tsingtao Brewery Co., Ltd. Class H	223,000	1,976,307
Wuliangye Yibin Co., Ltd. Class A	180,400	7,368,102
Yantai Changyu Pioneer Wine Co., Ltd. Class A	45,800	226,166
		48,444,223
BIOTECHNOLOGY — 1.7%
3SBio, Inc. (b) (c)	492,500	435,204
Akeso, Inc. (b) (c)	225,000	1,421,001
BeiGene, Ltd. ADR (b)	22,544	7,847,115
See accompanying notes to financial statements.
26

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Beijing SL Pharmaceutical Co., Ltd. Class A	111,675	$ 161,014
Beijing Tiantan Biological Products Corp., Ltd. Class A	142,529	709,473
Berry Genomics Co., Ltd. Class A (b)	96,100	473,968
BGI Genomics Co., Ltd. Class A	21,999	411,769
China Biologic Products Holdings, Inc. (a) (b)	20,309	2,404,789
Chongqing Zhifei Biological Products Co., Ltd. Class A	73,500	1,932,271
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	163,650	758,988
Getein Biotech, Inc. Class A	104,080	539,023
Hualan Biological Engineering, Inc. Class A	95,100	576,148
I-Mab ADR (b)	12,244	593,467
Innovent Biologics, Inc. (b) (c)	397,500	4,031,523
Jinyu Bio-Technology Co., Ltd. Class A	181,500	528,633
Legend Biotech Corp. ADR (b)	19,784	574,132
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	21,900	167,043
Shanghai RAAS Blood Products Co., Ltd. Class A	383,100	434,412
Shenzhen Kangtai Biological Products Co., Ltd. Class A	31,800	663,897
Walvax Biotechnology Co., Ltd. Class A	115,500	795,502
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	254,100	738,149
Zai Lab, Ltd. ADR (b)	41,535	5,542,015
		31,739,536
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	175,200	1,152,477
China Lesso Group Holdings, Ltd.	479,000	1,030,154
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	260,326
Xinyi Glass Holdings, Ltd.	1,306,000	4,266,848
Zhejiang Weixing New Building Materials Co., Ltd. Class A	208,975	804,534
		7,514,339
CAPITAL MARKETS — 1.8%
Caitong Securities Co., Ltd. Class A	296,700	503,755
Central China Securities Co., Ltd. Class H (a) (b)	509,000	97,552
Changjiang Securities Co., Ltd. Class A	441,000	474,526
China Cinda Asset Management Co., Ltd. Class H	6,186,200	1,289,049
China Everbright, Ltd.	768,000	1,003,657
China Galaxy Securities Co., Ltd. Class H	2,696,000	1,664,529
China Huarong Asset Management Co., Ltd. Class H (c)	6,780,000	889,529
China International Capital Corp., Ltd. Class H (a) (b) (c)	323,200	783,218
China Merchants Securities Co., Ltd. Class A	440,392	1,318,921
CITIC Securities Co., Ltd. Class A	319,300	1,162,604
CITIC Securities Co., Ltd. Class H (a)	1,544,000	3,554,927
CSC Financial Co., Ltd. Class A	132,304	641,436
Dongxing Securities Co., Ltd. Class A	284,700	475,136
See accompanying notes to financial statements.
27

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
East Money Information Co., Ltd. Class A	259,300	$ 1,077,321
Everbright Securities Co., Ltd. Class A	268,800	665,732
Founder Securities Co., Ltd. Class A (b)	457,700	606,900
GF Securities Co., Ltd. Class A	227,800	544,051
GF Securities Co., Ltd. Class H	971,400	1,489,377
Guosen Securities Co., Ltd. Class A	266,300	485,421
Guotai Junan International Holdings, Ltd.	2,060,000	378,908
Guotai Junan Securities Co., Ltd. Class A	437,900	1,083,871
Guoyuan Securities Co., Ltd. Class A	454,040	533,538
Haitong Securities Co., Ltd. Class A	233,000	393,116
Haitong Securities Co., Ltd. Class H	2,054,600	1,900,144
Huaan Securities Co., Ltd. Class A	488,700	475,948
Huatai Securities Co., Ltd. Class A	309,100	798,990
Huatai Securities Co., Ltd. Class H (c)	912,400	1,398,917
Huaxi Securities Co., Ltd. Class A	317,200	481,031
Industrial Securities Co., Ltd. Class A	490,700	631,960
Noah Holdings, Ltd. ADR (b)	23,539	1,045,132
Orient Securities Co., Ltd. Class A	350,500	473,302
SDIC Capital Co., Ltd. Class A	248,685	463,167
Shaanxi International Trust Co., Ltd. Class A	1,615,330	822,289
Shanxi Securities Co., Ltd. Class A	543,390	582,215
Shenwan Hongyuan Group Co., Ltd. Class A	1,021,310	722,258
Sinolink Securities Co., Ltd. Class A	345,700	711,822
SooChow Securities Co., Ltd. Class A	450,652	662,804
Southwest Securities Co., Ltd. Class A	684,800	486,369
Up Fintech Holding, Ltd. ADR (a) (b)	15,872	282,363
Western Securities Co., Ltd. Class A	350,400	470,497
Zheshang Securities Co., Ltd. Class A	350,300	683,387
		34,209,669
CHEMICALS — 0.9%
ADAMA, Ltd. Class A	331,900	454,256
China BlueChemical, Ltd. Class H	1,900,000	459,454
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	455,400	623,284
Fufeng Group, Ltd.	556,000	200,246
Guangzhou Tinci Materials Technology Co., Ltd. Class A	16,700	207,719
Hengli Petrochemical Co., Ltd. Class A	233,800	1,045,137
Hengyi Petrochemical Co., Ltd. Class A	323,291	721,852
Huabao International Holdings, Ltd. (a)	232,000	235,448
Huapont Life Sciences Co., Ltd. Class A	553,700	454,862
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	891,300	717,257
See accompanying notes to financial statements.
28

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiangsu Eastern Shenghong Co., Ltd. Class A	594,600	$ 1,279,606
Jiangsu Yoke Technology Co., Ltd. Class A	77,700	659,026
Lomon Billions Group Co., Ltd. Class A	249,800	1,088,106
Rongsheng Petrochemical Co., Ltd. Class A	284,200	1,192,902
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	181,896	1,040,998
Shanghai Putailai New Energy Technology Co., Ltd. Class A	11,100	160,717
Shenzhen Capchem Technology Co., Ltd. Class A	11,000	128,153
Sichuan Lutianhua Co., Ltd. Class A (b)	200,300	123,638
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,129,999	504,113
Skshu Paint Co., Ltd. Class A	8,600	261,099
Tongkun Group Co., Ltd. Class A	240,400	756,608
Transfar Zhilian Co., Ltd. Class A	375,400	414,810
Wanhua Chemical Group Co., Ltd. Class A	134,500	2,164,726
Zhejiang Juhua Co., Ltd. Class A	435,100	611,416
Zhejiang Longsheng Group Co., Ltd. Class A	202,200	446,238
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	422,500	575,680
		16,527,351
COMMERCIAL SERVICES & SUPPLIES — 0.8%
A-Living Smart City Services Co., Ltd. (c)	151,750	673,408
China Everbright Environment Group, Ltd.	2,360,925	1,597,343
Country Garden Services Holdings Co., Ltd.	865,000	8,767,437
CT Environmental Group, Ltd. (a) (b) (d)	1,980,400	—
Dongjiang Environmental Co., Ltd. Class H (a)	193,000	132,317
Ever Sunshine Lifestyle Services Group, Ltd.	576,000	1,449,178
Greentown Service Group Co., Ltd.	766,000	1,164,599
Shanghai M&G Stationery, Inc. Class A	79,080	1,029,419
		14,813,701
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	248,000	698,506
Beijing BDStar Navigation Co., Ltd. Class A (b)	22,000	144,852
BYD Electronic International Co., Ltd. (a)	369,000	2,154,828
China Fiber Optic Network System Group, Ltd. (b) (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a)	1,650,310	424,547
Fiberhome Telecommunication Technologies Co., Ltd. Class A	45,000	126,196
Fujian Star-net Communication Co., Ltd. Class A	107,700	326,652
Guangzhou Haige Communications Group, Inc. Co. Class A	115,000	177,376
Hengtong Optic-electric Co., Ltd. Class A	146,900	274,492
Hytera Communications Corp., Ltd. Class A (b)	17,400	14,453
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	31,100	162,439
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a) (c)	223,000	283,395
See accompanying notes to financial statements.
29

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	61,800	$ 221,064
Yealink Network Technology Corp., Ltd. Class A	18,100	188,057
ZTE Corp. Class A	132,400	591,655
ZTE Corp. Class H (a)	479,997	1,218,754
		7,007,266
CONSTRUCTION & ENGINEERING — 0.6%
China Communications Services Corp., Ltd. Class H	1,327,600	595,968
China Conch Venture Holdings, Ltd.	984,500	4,628,427
China Railway Group, Ltd. Class A	512,300	461,454
China Railway Group, Ltd. Class H	2,746,000	1,451,686
China State Construction Engineering Corp., Ltd. Class A	1,631,800	1,290,776
Metallurgical Corp. of China, Ltd. Class A	1,081,500	563,728
Metallurgical Corp. of China, Ltd. Class H	1,930,000	501,463
Power Construction Corp. of China, Ltd. Class A	663,200	416,446
Shanghai Construction Group Co., Ltd. Class A	904,700	417,796
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	340,000	490,215
		10,817,959
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class A	103,400	807,192
Anhui Conch Cement Co., Ltd. Class H	668,500	4,346,632
BBMG Corp. Class H	1,514,000	315,479
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	229,250	1,787,543
China Jushi Co., Ltd. Class A	390,700	1,143,303
China National Building Material Co., Ltd. Class H	2,238,000	3,229,857
China Resources Cement Holdings, Ltd.	1,045,163	1,173,623
CSG Holding Co., Ltd. Class A	645,617	618,931
Huaxin Cement Co., Ltd. Class A	165,500	598,819
Jinyuan EP Co., Ltd. Class A	246,000	275,575
Sichuan Shuangma Cement Co., Ltd. Class A	141,600	310,341
Tangshan Jidong Cement Co., Ltd. Class A	159,500	380,445
		14,987,740
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR (a)	52,176	1,357,098
FinVolution Group ADR	32,032	224,544
LexinFintech Holdings, Ltd. ADR (a) (b)	99,391	999,873
Lufax Holding, Ltd. ADR (b)	80,160	1,163,923
Qudian, Inc. ADR (a) (b)	142,563	325,044
		4,070,482
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	468,000	232,963
See accompanying notes to financial statements.
30

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	148,740	$ 660,366
Yunnan Energy New Material Co., Ltd. Class A	28,500	486,149
		1,379,478
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	650,000	448,135
DIVERSIFIED CONSUMER SERVICES — 1.6%
Bright Scholar Education Holdings, Ltd. ADR	21,007	121,841
China Education Group Holdings, Ltd.	511,000	908,363
China Maple Leaf Educational Systems, Ltd. (a) (b)	1,051,497	275,911
China Yuhua Education Corp., Ltd. (c)	656,000	513,868
Fu Shou Yuan International Group, Ltd.	922,000	945,191
GSX Techedu, Inc. ADR (a) (b)	55,024	1,864,213
Koolearn Technology Holding, Ltd. (a) (b) (c)	100,000	227,669
New Oriental Education & Technology Group, Inc. ADR (b)	819,205	11,468,870
Offcn Education Technology Co., Ltd. Class A	69,400	297,963
Puxin, Ltd. ADR (b)	7,673	30,692
TAL Education Group ADR (b)	225,629	12,150,122
Tianli Education International Holdings, Ltd.	241,000	235,592
Youdao, Inc. ADR (a) (b)	8,480	201,993
Zhejiang Yasha Decoration Co., Ltd. Class A	588,500	778,543
		30,020,831
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Avic Capital Co., Ltd. Class A	632,600	385,661
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Chongsing Holdings,Ltd. (b) (d)	17,798,900	—
Far East Horizon, Ltd. (a)	1,482,000	1,780,432
Oceanwide Holdings Co., Ltd. Class A	682,000	285,847
		2,451,940
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp., Ltd. Class H (c)	26,336,000	3,895,633
CITIC Telecom International Holdings, Ltd.	1,391,000	492,028
		4,387,661
ELECTRICAL EQUIPMENT — 0.9%
Baosheng Science and Technology Innovation Co., Ltd. Class A	841,652	531,067
Contemporary Amperex Technology Co., Ltd. Class A	103,200	5,067,357
Dongfang Electric Corp., Ltd. Class A	335,700	650,300
Dongfang Electric Corp., Ltd. Class H	254,000	234,252
Eve Energy Co., Ltd. Class A	130,700	1,496,998
See accompanying notes to financial statements.
31

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fangda Carbon New Material Co., Ltd. Class A (b)	363,360	$ 451,902
Fullshare Holdings, Ltd. (a) (b)	5,085,000	109,229
Guoxuan High-Tech Co., Ltd. Class A (b)	36,500	200,435
NARI Technology Co., Ltd. Class A	194,800	924,537
Ningbo Sanxing Medical Electric Co., Ltd. Class A	499,200	507,478
Shanghai Electric Group Co., Ltd. Class A (b)	630,100	532,990
Shanghai Electric Group Co., Ltd. Class H (b)	2,732,000	983,941
Shanghai Liangxin Electrical Co., Ltd. Class A	47,500	223,194
Shanghai Moons' Electric Co., Ltd. Class A	74,400	170,658
Sungrow Power Supply Co., Ltd. Class A	54,900	600,610
Sunwoda Electronic Co., Ltd. Class A	39,900	118,158
Suzhou Maxwell Technologies Co., Ltd. Class A	1,800	150,887
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	—
Topsec Technologies Group, Inc. Class A (b)	184,400	559,844
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	249,200	538,189
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (a)	435,360	817,583
Zhejiang Chint Electrics Co., Ltd. Class A	143,400	793,364
Zhuzhou CRRC Times Electric Co., Ltd. Class H	348,100	1,298,471
		16,961,444
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
AAC Technologies Holdings, Inc. (a)	421,745	2,123,792
Accelink Technologies Co., Ltd. Class A	107,300	363,379
Anxin-China Holdings, Ltd. (b) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	81,000	440,727
AVIC Jonhon Optronic Technology Co., Ltd. Class A	76,800	791,270
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	187,837
BOE Technology Group Co., Ltd. Class A	1,662,300	1,588,524
Foxconn Industrial Internet Co., Ltd. Class A	224,200	491,031
GoerTek, Inc. Class A	173,500	717,936
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	34,500	685,247
Hollysys Automation Technologies, Ltd.	38,019	475,998
Ju Teng International Holdings, Ltd.	1,176,000	314,631
Kingboard Holdings, Ltd.	415,499	2,244,655
Kingboard Laminates Holdings, Ltd.	402,500	870,808
Lens Technology Co., Ltd. Class A	208,600	830,750
Lingyi iTech Guangdong Co. Class A	322,700	402,317
Luxshare Precision Industry Co., Ltd. Class A	317,463	1,636,861
Maxscend Microelectronics Co., Ltd. Class A	10,220	948,604
OFILM Group Co., Ltd. Class A	239,400	316,344
Shengyi Technology Co., Ltd. Class A	117,900	408,262
Shennan Circuits Co., Ltd. Class A	37,620	504,738
See accompanying notes to financial statements.
32

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Kinwong Electronic Co., Ltd. Class A	90,800	$ 363,964
Sunny Optical Technology Group Co., Ltd.	417,900	9,525,031
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	147,600	412,125
Tianma Microelectronics Co., Ltd. Class A	221,200	471,987
Unisplendour Corp., Ltd. Class A	135,176	408,750
Universal Scientific Industrial Shanghai Co., Ltd. Class A	158,000	465,967
Wasion Holdings, Ltd.	488,000	150,647
Westone Information Industry, Inc. Class A	106,800	291,856
Wingtech Technology Co., Ltd. Class A	58,800	878,254
Wuhan Guide Infrared Co., Ltd. Class A	175,760	959,270
WUS Printed Circuit Kunshan Co., Ltd. Class A	119,500	304,888
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,200	279,304
Zepp Health Corp. ADR (a) (b)	15,780	169,951
Zhejiang Dahua Technology Co., Ltd. Class A	183,600	690,333
		31,716,038
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,340,000	84,456
China Oilfield Services, Ltd. Class H	1,109,900	1,142,100
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	1,158,912	646,470
Sinopec Oilfield Service Corp. Class H (a) (b)	1,778,000	155,515
		2,028,541
ENTERTAINMENT — 2.4%
Alibaba Pictures Group, Ltd. (b)	9,360,000	1,215,983
Bilibili, Inc. ADR (a) (b)	80,234	8,589,852
China Film Co., Ltd. Class A	80,800	174,501
DouYu International Holdings, Ltd. ADR (b)	67,620	703,924
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	348,637
Giant Network Group Co., Ltd. Class A	154,600	342,131
HUYA, Inc. ADR (a) (b)	27,247	530,772
iQIYI, Inc. ADR (a) (b)	161,718	2,687,753
Mango Excellent Media Co., Ltd. Class A	76,866	680,890
NetDragon Websoft Holdings, Ltd.	253,000	644,341
NetEase, Inc. ADR	220,777	22,797,433
Perfect World Co., Ltd. Class A	167,400	504,660
Tencent Music Entertainment Group ADR (a) (b)	236,254	4,840,845
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	183,500	614,165
XD, Inc. (b)	58,200	351,845
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	404,312	439,362
		45,467,094
See accompanying notes to financial statements.
33

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.2%
Jiajiayue Group Co., Ltd. Class A	123,508	$ 390,033
Laobaixing Pharmacy Chain JSC Class A	63,100	658,774
Sun Art Retail Group, Ltd. (a)	1,398,000	1,143,654
Yifeng Pharmacy Chain Co., Ltd. Class A	59,780	808,158
Yonghui Superstores Co., Ltd. Class A	392,200	406,475
		3,407,094
FOOD PRODUCTS — 2.2%
Ausnutria Dairy Corp., Ltd.	191,000	250,099
China Feihe, Ltd. (c)	1,303,000	3,687,206
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd.	1,643,220	9,405,590
China Yurun Food Group, Ltd. (b)	1,204,000	133,185
COFCO Meat Holdings, Ltd. (a)	841,000	431,618
Dali Foods Group Co., Ltd. (c)	707,000	401,950
Foshan Haitian Flavouring & Food Co., Ltd. Class A	125,880	3,065,845
Fujian Sunner Development Co., Ltd. Class A	116,400	456,822
Guangdong Haid Group Co., Ltd. Class A	96,500	1,147,199
Health & Happiness H&H International Holdings, Ltd.	113,500	430,674
Henan Shuanghui Investment & Development Co., Ltd. Class A	134,400	839,846
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	319,300	1,948,055
Jiangxi Zhengbang Technology Co., Ltd. Class A	180,900	417,152
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	77,393	571,259
Juewei Food Co., Ltd. Class A	16,100	188,944
Muyuan Foods Co., Ltd. Class A	166,762	2,542,401
New Hope Liuhe Co., Ltd. Class A	200,300	610,559
Tingyi Cayman Islands Holding Corp.	991,844	1,821,805
Toly Bread Co., Ltd. Class A	58,378	425,476
Tongwei Co., Ltd. Class A	224,500	1,120,242
Uni-President China Holdings, Ltd.	910,400	1,107,781
Want Want China Holdings, Ltd.	3,335,933	2,501,590
Wens Foodstuffs Group Co., Ltd. Class A	195,100	503,123
WH Group, Ltd. (c)	5,049,106	4,091,526
Yihai International Holding, Ltd. (a)	267,000	2,764,633
		40,864,580
GAS UTILITIES — 0.6%
Beijing Enterprises Holdings, Ltd.	155,000	547,273
China Gas Holdings, Ltd.	1,194,600	4,893,981
China Resources Gas Group, Ltd.	539,000	2,988,108
Chongqing Gas Group Corp., Ltd. Class A	198,200	350,412
See accompanying notes to financial statements.
34

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kunlun Energy Co., Ltd.	2,425,400	$ 2,548,800
		11,328,574
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
AK Medical Holdings, Ltd. (a) (c)	94,000	119,700
Autobio Diagnostics Co., Ltd. Class A	7,300	122,186
Intco Medical Technology Co., Ltd. Class A	34,100	839,819
Jafron Biomedical Co., Ltd. Class A	18,355	212,610
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	145,782	583,021
Lifetech Scientific Corp. (b)	768,000	352,663
Microport Scientific Corp. (a)	318,365	1,791,570
Peijia Medical, Ltd. (b) (c)	58,000	184,643
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,552,000	3,062,298
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	57,600	3,503,739
Sinocare, Inc. Class A	124,600	587,754
Venus MedTech Hangzhou, Inc. Class H (b) (c)	30,500	247,352
		11,607,355
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aier Eye Hospital Group Co., Ltd. Class A	135,800	1,226,323
China National Accord Medicines Corp., Ltd. Class A	73,800	473,538
China National Medicines Corp., Ltd. Class A	25,200	130,010
China Resources Medical Holdings Co., Ltd. (a)	506,500	398,714
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	228,493
Huadong Medicine Co., Ltd. Class A	115,200	647,530
Hygeia Healthcare Holdings Co., Ltd. (b) (c)	90,400	656,391
Jinxin Fertility Group, Ltd. (a) (c)	368,000	791,433
Jointown Pharmaceutical Group Co., Ltd. Class A (b)	236,500	650,617
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	256,300	602,351
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	633,200	1,242,870
Sinopharm Group Co., Ltd. Class H	708,800	1,715,828
Topchoice Medical Corp. Class A (b)	8,400	320,704
		9,084,802
HEALTH CARE TECHNOLOGY — 0.2%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	255,254	3,201,161
Winning Health Technology Group Co., Ltd. Class A	217,200	543,232
		3,744,393
HOTELS, RESTAURANTS & LEISURE — 1.3%
Ajisen China Holdings, Ltd.	613,000	100,925
China Travel International Investment Hong Kong, Ltd. (a) (b)	3,888,000	660,131
Haidilao International Holding, Ltd. (a) (c)	388,000	2,652,561
Huazhu Group, Ltd. ADR (a) (b)	67,956	3,730,784
See accompanying notes to financial statements.
35

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Imperial Pacific International Holdings, Ltd. (b)	25,830,300	$ 33,225
Jiumaojiu International Holdings, Ltd. (a) (b) (c)	188,000	752,053
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,480,187	287,491
Shanghai Jinjiang International Hotels Co., Ltd. Class A	136,910	1,158,097
Shenzhen Overseas Chinese Town Co., Ltd. Class A	452,600	702,919
Songcheng Performance Development Co., Ltd. Class A	186,700	610,079
Suncity Group Holdings, Ltd. (a) (b)	1,611,376	122,287
Yum China Holdings, Inc.	235,885	13,966,751
		24,777,303
HOUSEHOLD DURABLES — 0.9%
Ecovacs Robotics Co., Ltd. Class A (b)	17,000	353,670
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	27,900	148,829
Haier Smart Home Co., Ltd. Class A	229,500	1,090,625
Haier Smart Home Co., Ltd. Class H (b)	1,180,600	4,722,734
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	280,400	1,500,037
Hangzhou Robam Appliances Co., Ltd. Class A	120,000	667,927
Hisense Home Appliances Group Co., Ltd. Class H	339,000	566,857
Jason Furniture Hangzhou Co., Ltd. Class A	93,000	1,141,876
Joyoung Co., Ltd. Class A	143,354	672,723
JS Global Lifestyle Co., Ltd. (c)	338,000	915,164
KingClean Electric Co., Ltd. Class A	142,100	742,207
NavInfo Co., Ltd. Class A	189,800	421,476
Oppein Home Group, Inc. Class A	36,380	873,903
Shenzhen MTC Co., Ltd. Class A (b)	806,200	653,689
Skyworth Group, Ltd. (b)	1,065,057	363,035
TCL Technology Group Corp Class A	879,500	1,251,986
Zhejiang Supor Co., Ltd. Class A	47,265	515,426
		16,602,164
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (a)	483,000	1,630,823
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Beijing Enterprises Clean Energy Group, Ltd. (b)	13,025,714	204,405
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,162,000	263,057
CGN Power Co., Ltd. Class H (c)	6,630,000	1,603,252
China Datang Corp. Renewable Power Co., Ltd. Class H	1,912,000	363,982
China Longyuan Power Group Corp., Ltd. Class H	2,012,000	2,732,890
China National Nuclear Power Co., Ltd. Class A	570,500	478,228
China Power International Development, Ltd.	3,040,000	707,754
See accompanying notes to financial statements.
36

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Resources Power Holdings Co., Ltd.	1,158,092	$ 1,537,280
China Yangtze Power Co., Ltd. Class A	995,400	3,252,664
Concord New Energy Group, Ltd.	4,760,000	342,867
Datang International Power Generation Co., Ltd. Class H	3,890,287	620,488
Huadian Power International Corp., Ltd. Class H	1,200,000	370,444
Huaneng Power International, Inc. Class A	26,900	18,080
Huaneng Power International, Inc. Class H	2,428,129	862,008
SDIC Power Holdings Co., Ltd. Class A	352,600	533,640
Sichuan Chuantou Energy Co., Ltd. Class A	337,200	644,469
		14,535,508
INDUSTRIAL CONGLOMERATES — 0.1%
CITIC, Ltd.	1,079,000	1,021,479
Shanghai Industrial Holdings, Ltd.	403,000	601,303
		1,622,782
INSURANCE — 3.7%
China Life Insurance Co., Ltd. Class A	174,600	846,762
China Life Insurance Co., Ltd. Class H	4,322,040	8,928,215
China Pacific Insurance Group Co., Ltd. Class A	247,100	1,425,084
China Pacific Insurance Group Co., Ltd. Class H	1,610,600	6,349,631
China Reinsurance Group Corp. Class H	1,753,000	187,150
China Taiping Insurance Holdings Co., Ltd.	822,491	1,675,779
Fanhua, Inc. ADR (a)	51,158	712,631
Hubei Biocause Pharmaceutical Co., Ltd. Class A	446,200	280,864
New China Life Insurance Co., Ltd. Class A	63,600	470,612
New China Life Insurance Co., Ltd. Class H	539,300	2,087,984
People's Insurance Co. Group of China, Ltd. Class A	356,900	323,110
People's Insurance Co. Group of China, Ltd. Class H	3,738,000	1,211,630
PICC Property & Casualty Co., Ltd. Class H	3,402,287	2,949,587
Ping An Insurance Group Co. of China, Ltd. Class A	390,100	4,679,155
Ping An Insurance Group Co. of China, Ltd. Class H	3,049,600	36,303,594
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	143,600	866,279
		69,298,067
INTERACTIVE MEDIA & SERVICES — 16.1%
Autohome, Inc. ADR (a)	34,923	3,257,268
Baidu, Inc. ADR (a) (b)	150,289	32,695,372
Baidu, Inc. Class A (a) (b)	18,600	509,592
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
JOYY, Inc. ADR	26,944	2,525,461
Kuaishou Technology (b) (c)	435,500	15,124,543
Meitu, Inc. (b) (c)	1,312,500	420,367
See accompanying notes to financial statements.
37

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Momo, Inc. ADR	90,234	$ 1,330,049
Qutoutiao, Inc. ADR (a) (b)	60,833	139,308
Sogou, Inc. ADR (b)	46,766	353,083
Sohu.com, Ltd. ADR (b)	15,545	244,368
So-Young International, Inc. ADR (a) (b)	6,192	61,115
Tencent Holdings, Ltd.	3,094,315	242,786,583
Weibo Corp. ADR (a) (b)	30,726	1,550,434
		300,997,543
INTERNET & DIRECT MARKETING RETAIL — 21.3%
Alibaba Group Holding, Ltd. ADR (b)	983,838	223,065,590
Baozun, Inc. ADR (a) (b)	18,955	722,944
Dada Nexus, Ltd. ADR (b)	3,266	88,639
JD Health International, Inc. (b) (c)	194,800	2,793,792
JD.com, Inc. ADR (b)	490,649	41,376,430
Meituan Class B (b) (c)	2,249,700	86,290,418
Pinduoduo, Inc. ADR (b)	188,727	25,266,771
Tongcheng-Elong Holdings, Ltd. (a) (b)	437,307	986,612
Trip.com Group, Ltd. ADR (b)	259,049	10,266,112
Vipshop Holdings, Ltd. ADR (b)	221,415	6,611,452
		397,468,760
IT SERVICES — 0.7%
21Vianet Group, Inc. ADR (b)	59,520	1,922,496
AGTech Holdings, Ltd. (b)	2,024,000	53,630
China TransInfo Technology Co., Ltd. Class A	176,900	425,183
Chinasoft International, Ltd.	1,190,000	1,279,628
Digital China Holdings, Ltd. (a)	359,000	251,202
GDS Holdings, Ltd. ADR (b)	66,202	5,368,320
Hi Sun Technology China, Ltd. (b)	1,407,000	264,227
Kingsoft Cloud Holdings, Ltd. ADR (b)	24,968	981,742
TravelSky Technology, Ltd. Class H	533,000	1,246,383
Yeahka, Ltd. (a) (b)	85,200	586,305
		12,379,116
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (b)	478,700	396,898
Chinadive Watersports, Inc. Class A	20,000	212,797
		609,695
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Genscript Biotech Corp. (b)	636,000	1,119,112
Hangzhou Tigermed Consulting Co., Ltd. Class A	51,800	1,185,103
Joinn Laboratories China Co., Ltd. Class A	11,008	244,615
See accompanying notes to financial statements.
38

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Maccura Biotechnology Co., Ltd. Class A	25,200	$ 156,050
Pharmaron Beijing Co., Ltd. Class A	62,200	1,420,953
Viva Biotech Holdings (c)	160,000	137,888
WuXi AppTec Co., Ltd. Class A	151,820	3,244,096
WuXi AppTec Co., Ltd. Class H (c)	84,500	1,661,860
Wuxi Biologics Cayman, Inc. (b) (c)	1,656,000	20,736,078
		29,905,755
MACHINERY — 1.1%
China International Marine Containers Group Co., Ltd. Class H (a)	319,160	559,955
China Shipbuilding Industry Co., Ltd. Class A (b)	932,500	581,285
CIMC Enric Holdings, Ltd.	756,000	539,691
First Tractor Co., Ltd. Class H (a) (b)	516,000	222,344
Haitian International Holdings, Ltd.	453,000	1,806,301
Han's Laser Technology Industry Group Co., Ltd. Class A	89,400	577,178
Hefei Meiya Optoelectronic Technology, Inc. Class A	103,600	667,750
Inner Mongolia First Machinery Group Co., Ltd. Class A	285,823	429,963
Jiangsu Hengli Hydraulic Co., Ltd. Class A	122,796	1,674,099
Lonking Holdings, Ltd.	2,530,000	1,073,902
NiSun International Enterprise Development Group Co., Ltd. (a) (b)	8,439	139,919
Sany Heavy Industry Co., Ltd. Class A	349,818	1,820,747
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	189,300	556,833
Shenzhen Inovance Technology Co., Ltd. Class A	39,500	514,791
Sinotruk Hong Kong, Ltd.	189,500	567,931
Weichai Power Co., Ltd. Class H	1,346,680	3,325,799
XCMG Construction Machinery Co., Ltd. Class A	715,200	827,344
Yangzijiang Shipbuilding Holdings, Ltd.	1,593,100	1,517,690
Yantai Eddie Precision Machinery Co., Ltd. Class A	17,300	158,809
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	321,560	1,010,572
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	104,400	182,826
Zhengzhou Yutong Bus Co., Ltd. Class A	223,800	489,473
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,034,600	1,477,154
		20,722,356
MARINE — 0.4%
Atlas Corp. (a)	117,186	1,599,589
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	1,897,675	2,440,912
SITC International Holdings Co., Ltd.	909,000	3,080,880
		7,121,381
See accompanying notes to financial statements.
39

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	217,600	$ 2,153,763
China South Publishing & Media Group Co., Ltd. Class A	77,656	124,156
Chinese Universe Publishing and Media Group Co., Ltd. Class A	58,600	94,404
Focus Media Information Technology Co., Ltd. Class A	594,400	840,705
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	908,000	685,027
iClick Interactive Asia Group, Ltd. ADR (b)	40,273	474,013
NanJi E-Commerce Co., Ltd. Class A	347,000	485,500
Oriental Pearl Group Co., Ltd. Class A	147,660	216,273
Shandong Publishing & Media Co., Ltd. Class A	966,500	876,467
Wasu Media Holding Co., Ltd. Class A	313,300	396,328
		6,346,636
METALS & MINING — 1.4%
Aluminum Corp. of China, Ltd. Class H (b)	2,732,000	1,124,504
Angang Steel Co., Ltd. Class H (a)	1,283,435	640,525
Anhui Honglu Steel Construction Group Co., Ltd. Class A	97,700	733,658
Baoshan Iron & Steel Co., Ltd. Class A	1,370,000	1,687,130
China Hongqiao Group, Ltd.	718,500	959,300
China Molybdenum Co., Ltd. Class A	864,500	695,690
China Molybdenum Co., Ltd. Class H	1,935,000	1,172,282
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (b)	282,100	822,068
China Zhongwang Holdings, Ltd. (a) (b)	952,800	234,081
Chongqing Iron & Steel Co., Ltd. Class A (b)	1,405,900	336,412
Citic Pacific Special Steel Group Co., Ltd. Class A	55,900	224,922
Ganfeng Lithium Co., Ltd. Class A	134,800	1,936,574
Guangdong HEC Technology Holding Co., Ltd. Class A (b)	419,400	317,049
Guangdong Hongda Blasting Co., Ltd. Class A	78,700	372,077
Guocheng Mining Co., Ltd. Class A (b)	217,700	291,983
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	2,132,500	507,026
Jiangxi Copper Co., Ltd. Class H	709,000	1,355,175
Maanshan Iron & Steel Co., Ltd. Class A	1,155,400	563,507
Maanshan Iron & Steel Co., Ltd. Class H	84,000	28,632
MMG, Ltd. (b)	1,432,000	799,398
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	1,044,800	350,326
Shandong Gold Mining Co., Ltd. Class A	220,620	716,548
Shougang Fushan Resources Group, Ltd.	2,625,422	651,759
Xiamen Tungsten Co., Ltd. Class A	240,600	672,530
Xinxing Ductile Iron Pipes Co., Ltd. Class A	1,948,700	1,193,954
Zhaojin Mining Industry Co., Ltd. Class H	592,000	538,358
Zhejiang Hailiang Co., Ltd. Class A	255,900	344,388
See accompanying notes to financial statements.
40

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Huayou Cobalt Co., Ltd. Class A (b)	109,000	$ 1,141,965
Zhongjin Gold Corp., Ltd. Class A	341,400	433,957
Zijin Mining Group Co., Ltd. Class H	4,382,750	5,389,332
		26,235,110
MULTILINE RETAIL — 0.1%
Dashang Co., Ltd. Class A	253,456	849,849
Wangfujing Group Co., Ltd. Class A	35,200	161,054
		1,010,903
OIL, GAS & CONSUMABLE FUELS — 1.4%
China Coal Energy Co., Ltd. Class H	2,364,013	1,088,587
China Merchants Energy Shipping Co., Ltd. Class A	658,500	523,893
China Petroleum & Chemical Corp. Class A	982,700	648,523
China Petroleum & Chemical Corp. Class H	14,374,640	7,654,691
China Shenhua Energy Co., Ltd. Class A	258,400	791,599
China Shenhua Energy Co., Ltd. Class H	1,818,200	3,746,576
China Suntien Green Energy Corp., Ltd. Class H	941,000	359,481
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (a)	971,800	426,247
Guanghui Energy Co., Ltd. Class A (b)	907,570	428,804
Guizhou Panjiang Refined Coal Co., Ltd. Class A	610,831	633,994
Jizhong Energy Resources Co., Ltd. Class A	902,600	517,249
PetroChina Co., Ltd. Class A	1,456,836	954,764
PetroChina Co., Ltd. Class H	11,286,930	4,079,552
Shaanxi Coal Industry Co., Ltd. Class A	419,900	707,812
Shandong Xinchao Energy Corp., Ltd. Class A (b)	1,461,300	331,850
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	416,100	388,754
Shanxi Meijin Energy Co., Ltd. Class A (b)	296,600	324,121
Sinopec Kantons Holdings, Ltd.	1,234,000	471,413
United Energy Group, Ltd. (a) (b)	1,360,000	262,398
Yanzhou Coal Mining Co., Ltd. Class H	1,025,900	1,214,013
		25,554,321
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,409,000	1,295,828
Nine Dragons Paper Holdings, Ltd.	1,117,000	1,635,030
Shandong Chenming Paper Holdings, Ltd. Class A	420,900	648,555
		3,579,413
PERSONAL PRODUCTS — 0.1%
Hengan International Group Co., Ltd.	375,000	2,464,805
See accompanying notes to financial statements.
41

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co., Ltd. Class A	29,800	$ 1,312,005
CanSino Biologics, Inc. Class H (a) (b) (c)	22,000	831,956
Changchun High & New Technology Industry Group, Inc. Class A	28,500	1,966,531
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	93,000	414,738
China Animal Healthcare, Ltd. (b) (d)	763,600	—
China Medical System Holdings, Ltd.	1,065,300	2,107,456
China Resources Pharmaceutical Group, Ltd. (c)	850,000	530,263
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	105,700	394,047
China Shineway Pharmaceutical Group, Ltd.	339,000	224,999
Consun Pharmaceutical Group, Ltd.	744,000	384,706
CSPC Pharmaceutical Group, Ltd.	4,394,240	5,313,026
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	86,800	368,436
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (a)	110,000	266,849
Hansoh Pharmaceutical Group Co., Ltd. (b) (c)	576,000	2,759,809
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	107,200	326,279
Humanwell Healthcare Group Co., Ltd. Class A	124,600	584,525
Jiangsu Hengrui Medicine Co., Ltd. Class A	238,965	3,354,003
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	347,904	679,773
Livzon Pharmaceutical Group, Inc. Class A	118,500	754,216
Luye Pharma Group, Ltd. (c)	1,403,000	896,901
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	119,300	723,488
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	277,000	1,181,119
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	547,000	301,135
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	151,200	394,293
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	139,600	805,532
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	112,900	380,107
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	1,300,000	341,117
Sino Biopharmaceutical, Ltd.	6,015,250	6,019,544
SSY Group, Ltd. (a)	1,060,332	617,832
Tong Ren Tang Technologies Co., Ltd. Class H	537,000	366,775
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	174,000	329,108
United Laboratories International Holdings, Ltd.	686,000	506,485
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a) (c)	216,800	230,340
Yifan Pharmaceutical Co., Ltd. Class A	247,700	768,258
Yunnan Baiyao Group Co., Ltd. Class A	46,307	850,524
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	32,200	1,408,296
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	112,400	440,438
See accompanying notes to financial statements.
42

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang NHU Co., Ltd. Class A	146,600	$ 854,191
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	51,200	457,594
		40,446,694
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (b)	15,501	970,362
China Index Holdings, Ltd. ADR (a) (b)	119,726	261,003
		1,231,365
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.2%
Agile Group Holdings, Ltd.	960,747	1,574,377
Aoyuan Healthy Life Group Co., Ltd. (a)	260,000	170,893
Beijing Capital Development Co., Ltd. Class A	381,200	336,975
Beijing North Star Co., Ltd. Class A	929,000	328,489
China Aoyuan Group, Ltd.	694,000	745,378
China Enterprise Co., Ltd. Class A	674,778	349,669
China Evergrande Group (a)	1,184,600	2,255,089
China Fortune Land Development Co., Ltd. Class A	163,610	156,598
China Jinmao Holdings Group, Ltd.	2,146,000	861,221
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	324,419	606,691
China Overseas Grand Oceans Group, Ltd.	503,000	328,672
China Overseas Land & Investment, Ltd.	2,201,362	5,719,699
China Overseas Property Holdings, Ltd.	1,377,620	1,286,460
China Resources Land, Ltd.	1,654,555	8,012,656
China SCE Group Holdings, Ltd.	482,000	223,193
China South City Holdings, Ltd.	2,546,000	281,635
China Vanke Co., Ltd. Class A	373,010	1,705,526
China Vanke Co., Ltd. Class H	1,013,264	3,968,627
CIFI Holdings Group Co., Ltd.	2,775,328	2,691,634
Colour Life Services Group Co., Ltd. (a)	400,000	174,932
Country Garden Holdings Co., Ltd.	4,649,505	5,968,533
ESR Cayman, Ltd. (b) (c)	435,600	1,425,956
Gemdale Corp. Class A	266,600	488,000
GR Properties, Ltd. (b)	1,418,000	182,392
Grandjoy Holdings Group Co., Ltd. Class A	458,100	269,503
Greenland Holdings Corp., Ltd. Class A	450,900	384,157
Greentown China Holdings, Ltd. (a)	452,500	584,363
Guangzhou R&F Properties Co., Ltd. Class H	196,624	259,486
Hopson Development Holdings, Ltd.	480,000	1,728,740
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	397,300	422,660
Jiayuan International Group, Ltd.	573,238	235,947
Jinke Properties Group Co., Ltd. Class A	480,300	482,408
See accompanying notes to financial statements.
43

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kaisa Group Holdings, Ltd. (a)	1,129,000	$ 557,642
KE Holdings, Inc. ADR (b)	84,929	4,839,254
KWG Group Holdings, Ltd.	1,063,306	1,819,032
KWG Living Group Holdings, Ltd. (b)	482,902	490,700
Logan Group Co., Ltd.	552,000	930,124
Longfor Group Holdings, Ltd. (c)	866,000	5,736,612
Poly Developments and Holdings Group Co., Ltd. Class A	518,900	1,125,396
Poly Property Group Co., Ltd.	1,597,000	470,404
Poly Property Services Co., Ltd. Class H (a)	45,200	313,951
Powerlong Real Estate Holdings, Ltd.	442,000	440,041
Red Star Macalline Group Corp., Ltd. Class A	314,660	436,895
Redco Properties Group, Ltd. (a) (c)	562,200	193,078
RiseSun Real Estate Development Co., Ltd. Class A	370,300	364,024
Ronshine China Holdings, Ltd. (a)	201,500	139,181
Seazen Group, Ltd.	354,000	434,848
Seazen Holdings Co., Ltd. Class A	121,900	906,651
Shanghai Industrial Urban Development Group, Ltd.	432,400	42,270
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	227,500	420,243
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	225,100	372,925
Shenzhen Investment, Ltd.	2,676,565	929,548
Shimao Group Holdings, Ltd.	609,441	1,916,641
Sino-Ocean Group Holding, Ltd.	2,072,212	461,116
Skyfame Realty Holdings, Ltd.	806,000	98,489
SOHO China, Ltd. (b)	1,105,000	338,275
Sunac China Holdings, Ltd.	1,368,300	5,869,586
Sunac Services Holdings, Ltd. (b) (c)	343,000	1,080,913
Times China Holdings, Ltd.	232,000	319,302
Xinhu Zhongbao Co., Ltd. Class A	1,079,700	503,548
Xinji Shaxi Group Co., Ltd. (a)	858,000	182,096
Yanlord Land Group, Ltd.	543,100	501,224
Yuexiu Property Co., Ltd.	4,956,000	1,121,952
Yuzhou Group Holdings Co., Ltd.	1,598,603	477,045
Zhongtian Financial Group Co., Ltd. Class A (b)	877,100	395,692
		78,439,257
ROAD & RAIL — 0.1%
China High Speed Railway Technology Co., Ltd. Class A	899,954	314,103
Daqin Railway Co., Ltd. Class A	177,400	189,535
Dazhong Transportation Group Co., Ltd. Class A	757,100	424,637
Guangshen Railway Co., Ltd. Class H (a)	1,888,000	373,984
		1,302,259
See accompanying notes to financial statements.
44

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Daqo New Energy Corp. ADR (b)	27,587	$ 2,082,819
Flat Glass Group Co., Ltd. Class A	68,040	279,058
Flat Glass Group Co., Ltd. Class H (a)	288,000	872,396
GCL-Poly Energy Holdings, Ltd. (a) (b)	9,168,000	2,334,910
Gigadevice Semiconductor Beijing, Inc. Class A	24,304	632,974
Hangzhou First Applied Material Co., Ltd. Class A	13,600	178,074
Hua Hong Semiconductor, Ltd. (b) (c)	276,000	1,503,463
JA Solar Technology Co., Ltd. Class A (b)	31,400	138,211
JinkoSolar Holding Co., Ltd. ADR (a) (b)	20,666	861,566
LONGi Green Energy Technology Co., Ltd. Class A	159,700	2,141,925
NAURA Technology Group Co., Ltd. Class A	38,400	840,080
Sanan Optoelectronics Co., Ltd. Class A	236,500	839,133
SG Micro Corp. Class A	16,400	578,144
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	331,336
Shenzhen SC New Energy Technology Corp. Class A	8,100	133,737
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	261,900	1,129,237
Tianshui Huatian Technology Co., Ltd. Class A	118,500	210,949
Unigroup Guoxin Microelectronics Co., Ltd. Class A	53,000	864,243
Will Semiconductor Co., Ltd. Class A	24,334	952,116
Xinyi Solar Holdings, Ltd.	2,182,046	3,586,948
		20,491,319
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A	236,900	502,598
Agora, Inc. ADR (b)	9,284	466,707
Beijing Shiji Information Technology Co., Ltd. Class A	79,400	357,356
Cheetah Mobile, Inc. ADR (a)	2,451	5,515
China National Software & Service Co., Ltd. Class A	40,400	329,729
Genimous Technology Co., Ltd. Class A	374,100	316,444
Hundsun Technologies, Inc. Class A	54,080	692,361
Ideanomics, Inc. (a) (b)	151,966	443,741
Iflytek Co., Ltd. Class A	96,800	713,032
Kingdee International Software Group Co., Ltd.	1,385,000	4,293,358
Kingsoft Corp., Ltd. (a)	602,000	3,995,550
Newland Digital Technology Co., Ltd. Class A	45,498	98,122
OneConnect Financial Technology Co., Ltd. ADR (b)	24,024	355,075
Sangfor Technologies, Inc. Class A	24,600	926,081
Shanghai Baosight Software Co., Ltd. Class A	91,800	817,514
Thunder Software Technology Co., Ltd. Class A	53,000	984,279
Weimob, Inc. (a) (b) (c)	811,000	1,813,013
See accompanying notes to financial statements.
45

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co., Ltd. Class A	145,940	$ 794,293
		17,904,768
SPECIALTY RETAIL — 0.7%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	259,140	582,563
China Harmony Auto Holding, Ltd. (a)	973,500	512,141
China Meidong Auto Holdings, Ltd.	158,000	732,644
China Tourism Group Duty Free Corp., Ltd. Class A	88,100	4,109,865
China Yongda Automobiles Services Holdings, Ltd.	551,000	1,006,399
GOME Retail Holdings, Ltd. (a) (b)	9,237,279	1,710,948
Grand Baoxin Auto Group, Ltd. (b)	840,074	87,525
Hengdeli Holdings, Ltd. (b)	3,628,895	142,366
Pop Mart International Group, Ltd. (a) (b) (c)	122,000	931,346
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	365,583	597,307
Suning.com Co., Ltd. Class A	384,800	403,497
Zhongsheng Group Holdings, Ltd. (a)	320,500	2,259,118
		13,075,719
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
China Greatwall Technology Group Co., Ltd. Class A	232,600	526,799
Inspur Electronic Information Industry Co., Ltd. Class A	138,940	579,799
Legend Holdings Corp. Class H (c)	179,100	283,816
Lenovo Group, Ltd.	3,680,000	5,235,200
Ninestar Corp. Class A	46,000	174,291
		6,799,905
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
ANTA Sports Products, Ltd.	552,000	9,003,029
Bosideng International Holdings, Ltd.	2,322,000	1,045,347
China Dongxiang Group Co., Ltd.	3,702,000	428,558
Lao Feng Xiang Co., Ltd. Class A	62,000	524,352
Li Ning Co., Ltd.	1,048,207	6,808,772
Shenzhou International Group Holdings, Ltd.	430,800	8,926,918
Xtep International Holdings, Ltd.	424,865	248,652
Zhejiang Semir Garment Co., Ltd. Class A	265,100	409,295
		27,394,923
TOBACCO — 0.3%
RLX Technology, Inc. ADR (a) (b)	58,448	605,521
Smoore International Holdings, Ltd. (b) (c)	865,000	5,262,688
		5,868,209
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Bohai Leasing Co., Ltd. Class A (b)	848,100	286,957
See accompanying notes to financial statements.
46

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CITIC Resources Holdings, Ltd. (b)	2,338,000	$ 96,233
COSCO SHIPPING Development Co., Ltd. Class H	2,061,500	336,758
Jiangsu Guotai International Group Co., Ltd. Class A	577,720	585,539
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	173,400	375,015
Xiamen C & D, Inc. Class A	367,400	471,485
Zall Smart Commerce Group, Ltd. (a) (b)	1,928,000	146,315
		2,298,302
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co., Ltd. Class H	706,000	488,559
Beijing Capital International Airport Co., Ltd. Class H	1,077,939	838,842
China Merchants Port Holdings Co., Ltd.	1,132,805	1,736,848
COSCO SHIPPING International Hong Kong Co., Ltd.	618,000	215,421
COSCO SHIPPING Ports, Ltd.	489,946	356,693
Dalian Port PDA Co., Ltd. Class H	150,000	16,207
Guangzhou Baiyun International Airport Co., Ltd. Class A	163,800	333,032
Hainan Meilan International Airport Co., Ltd. Class H (b)	124,000	539,897
Jiangsu Expressway Co., Ltd. Class H	1,074,795	1,338,232
Qingdao Port International Co., Ltd. Class H (a) (c)	1,046,000	640,426
Shanghai International Airport Co., Ltd. Class A	84,900	749,209
Shanghai International Port Group Co., Ltd. Class A	900,900	656,329
Shenzhen Expressway Co., Ltd. Class H	510,000	552,348
Shenzhen International Holdings, Ltd.	674,595	1,129,755
Sichuan Expressway Co., Ltd. Class H	952,000	233,884
Yuexiu Transport Infrastructure, Ltd.	454,000	286,726
Zhejiang Expressway Co., Ltd. Class H	1,110,000	983,722
		11,096,130
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	3,570,000	1,354,630
Chengdu Xingrong Environment Co., Ltd. Class A	130,100	106,877
China Water Affairs Group, Ltd.	474,000	387,762
Chongqing Water Group Co., Ltd. Class A	551,500	542,994
Guangdong Investment, Ltd.	1,752,000	2,852,976
Luenmei Quantum Co., Ltd. Class A	135,600	216,796
		5,462,035
TOTAL COMMON STOCKS (Cost $1,517,078,158)		1,861,050,126
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (f) (g)	2,712,511	2,713,324
See accompanying notes to financial statements.
47

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	72,955,250	$ 72,955,250
TOTAL SHORT-TERM INVESTMENTS (Cost $75,668,574)		75,668,574
TOTAL INVESTMENTS — 103.9% (Cost $1,592,746,732)		1,936,718,700
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(72,005,606)
NET ASSETS — 100.0%		$ 1,864,713,094
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.6% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,860,669,681	$380,445	$ 0(a)	$1,861,050,126
Short-Term Investments	75,668,574	—	—	75,668,574
TOTAL INVESTMENTS	$1,936,338,255	$380,445	$ 0	$1,936,718,700
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
See accompanying notes to financial statements.
48

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,413,349	$ 3,414,032	$ 99,812,219	$100,512,927	$—	$—	2,712,511	$ 2,713,324	$ 1,623
State Street Navigator Securities Lending Portfolio II	14,659,266	14,659,266	178,498,500	120,202,516	—	—	72,955,250	72,955,250	155,256
Total		$18,073,298	$278,310,719	$220,715,443	$—	$—		$75,668,574	$156,879
See accompanying notes to financial statements.
49

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 11.0%
BHP Group, Ltd.	2,438,376	$ 84,130,666
Fortescue Metals Group, Ltd.	1,445,684	22,011,094
Glencore PLC (a)	9,519,497	37,333,550
Newcrest Mining, Ltd.	711,698	13,237,222
Rio Tinto, Ltd.	322,358	27,191,780
South32, Ltd.	4,187,968	8,963,242
Woodside Petroleum, Ltd.	592,844	10,836,951
		203,704,505
BRAZIL — 4.8%
Petroleo Brasileiro SA ADR	757,207	6,421,116
Vale SA ADR	2,703,014	46,978,383
Wheaton Precious Metals Corp.	390,679	14,920,310
Yara International ASA	400,466	20,866,914
		89,186,723
CANADA — 10.4%
Agnico Eagle Mines, Ltd.	213,067	12,315,963
Barrick Gold Corp. (b)	643,592	12,765,842
Barrick Gold Corp. (b)	900,056	17,821,109
Canadian Natural Resources, Ltd.	725,487	22,425,246
Franco-Nevada Corp.	166,248	20,831,760
Kinross Gold Corp.	1,089,426	7,255,039
Kirkland Lake Gold, Ltd. (c)	238,112	8,040,318
Nutrien, Ltd. (b)(c)	188,509	10,154,003
Nutrien, Ltd. (b)	1,139,777	61,422,582
Suncor Energy, Inc.	938,325	19,612,362
		192,644,224
CHILE — 1.2%
Antofagasta PLC	298,763	6,966,238
Sociedad Quimica y Minera de Chile SA ADR (c)	281,128	14,919,463
		21,885,701
CHINA — 1.4%
Wilmar International, Ltd.	6,641,619	26,791,884
COLOMBIA — 0.1%
Ecopetrol SA ADR (c)	100,378	1,286,846
FINLAND — 4.6%
Neste Oyj	265,150	14,104,403
Stora Enso Oyj Class R (c)	1,427,052	26,676,079
See accompanying notes to financial statements.
50

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UPM-Kymmene Oyj	1,246,004	$ 44,855,424
		85,635,906
FRANCE — 3.9%
TOTAL SE	1,548,561	72,391,410
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	3,894,000	5,699,917
INDIA — 2.0%
Reliance Industries, Ltd. GDR (d)	661,159	36,562,093
IRELAND — 1.5%
Smurfit Kappa Group PLC	601,149	28,374,248
ISRAEL — 0.5%
ICL Group, Ltd.	1,602,678	9,405,466
ITALY — 1.0%
Eni SpA	1,565,260	19,305,279
JAPAN — 2.2%
Nippon Steel Corp.	826,000	14,101,801
Oji Holdings Corp.	2,368,300	15,345,727
Sumitomo Metal Mining Co., Ltd.	239,700	10,366,754
		39,814,282
LUXEMBOURG — 0.9%
ArcelorMittal SA (a)	604,469	17,497,942
MEXICO — 0.1%
Fresnillo PLC	164,229	1,958,163
NETHERLANDS — 2.7%
Royal Dutch Shell PLC Class A	2,520,352	49,162,503
NORWAY — 0.7%
Equinor ASA	658,636	12,908,304
PERU — 0.2%
Southern Copper Corp.	66,608	4,520,685
RUSSIA — 3.8%
Gazprom PJSC ADR (b)	2,469,352	14,727,215
LUKOIL PJSC ADR	147,675	11,941,001
MMC Norilsk Nickel PJSC ADR	474,058	14,781,129
Novatek PJSC GDR	39,554	7,811,915
Polymetal International PLC	218,002	4,269,536
Polyus PJSC GDR	48,140	4,431,287
Rosneft Oil Co. PJSC GDR	905,760	6,849,357
Tatneft PJSC ADR (b)	105,401	5,000,223
See accompanying notes to financial statements.
51

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tatneft PJSC ADR (b)(c)	941	$ 44,067
		69,855,730
SOUTH AFRICA — 2.9%
Anglo American PLC	1,185,921	46,509,433
Gold Fields, Ltd. ADR	691,741	6,564,622
		53,074,055
SOUTH KOREA — 1.3%
Korea Zinc Co., Ltd.	10,862	3,920,589
POSCO ADR	279,098	20,150,876
		24,071,465
SPAIN — 0.6%
Repsol SA	916,526	11,375,152
SWEDEN — 1.3%
Svenska Cellulosa AB SCA Class B (a)	1,397,107	24,772,310
SWITZERLAND — 0.9%
SIG Combibloc Group AG	747,116	17,353,191
TANZANIA, UNITED REPUBLIC OF — 0.4%
AngloGold Ashanti, Ltd. ADR (c)	326,414	7,171,316
UNITED KINGDOM — 5.6%
Amcor PLC	636,857	7,465,106
BP PLC	12,370,985	50,291,610
DS Smith PLC (a)	3,204,428	18,025,032
Mondi PLC	1,131,394	28,878,219
		104,659,967
UNITED STATES — 33.0%
Amcor PLC	977,721	11,419,781
Archer-Daniels-Midland Co.	571,683	32,585,931
Avery Dennison Corp.	85,628	15,725,582
Bunge, Ltd.	144,179	11,429,069
CF Industries Holdings, Inc.	220,879	10,023,489
Chevron Corp.	658,948	69,051,161
ConocoPhillips	463,436	24,548,205
Corteva, Inc.	767,160	35,764,999
EOG Resources, Inc.	199,877	14,497,079
Exxon Mobil Corp.	1,447,251	80,800,023
FMC Corp.	133,865	14,806,808
Freeport-McMoRan, Inc. (a)	1,262,287	41,567,111
Halliburton Co.	301,206	6,463,881
Ingredion, Inc.	68,713	6,178,673
See accompanying notes to financial statements.
52

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
International Paper Co.	404,501	$ 21,871,369
Marathon Petroleum Corp.	223,247	11,941,482
Mosaic Co.	356,020	11,253,792
Newmont Corp. (b)	337,515	20,342,029
Newmont Corp. (b)(c)	360,436	21,703,303
Nucor Corp.	262,652	21,083,076
Occidental Petroleum Corp.	285,543	7,601,155
Packaging Corp. of America	97,809	13,153,354
Phillips 66	149,875	12,220,808
Pioneer Natural Resources Co.	68,947	10,950,163
Rayonier, Inc. REIT	139,880	4,511,130
Schlumberger NV	477,653	12,987,385
Scotts Miracle-Gro Co.	41,974	10,282,371
Sealed Air Corp.	158,927	7,282,035
Valero Energy Corp.	140,002	10,024,143
Westrock Co.	270,940	14,102,427
Weyerhaeuser Co. REIT	767,082	27,308,119
		613,479,933
TOTAL COMMON STOCKS (Cost $1,695,821,492)		1,844,549,200

RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
Sociedad Quimica y Minera de Chile SA (expiring 4/19/21) (a) (f) (Cost: $0)	52,411	162,473
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	800,803	801,043
State Street Navigator Securities Lending Portfolio II (i) (j)	2,612,766	2,612,766
TOTAL SHORT-TERM INVESTMENTS (Cost $3,413,745)		3,413,809
TOTAL INVESTMENTS — 99.5% (Cost $1,699,235,237)		1,848,125,482
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		8,922,895
NET ASSETS — 100.0%		$ 1,857,048,377
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to financial statements.
53

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,844,549,200	$—	$—	$1,844,549,200
Rights	162,473	—	—	162,473
Short-Term Investments	3,413,809	—	—	3,413,809
TOTAL INVESTMENTS	$1,848,125,482	$—	$—	$1,848,125,482
Industry Breakdown as of March 31, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	33.1%
Metals & Mining	32.4
Chemicals	10.7
Containers & Packaging	8.3
Paper & Forest Products	7.9
Food Products	4.1
Equity Real Estate Investment Trusts (REITs)	1.7
Energy Equipment & Services	1.1
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
54

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,919	$ 6,921	$ 40,147,256	$ 39,353,210	$12	$64	800,803	$ 801,043	$ 1,317
State Street Navigator Securities Lending Portfolio II	52,456,729	52,456,729	174,762,271	224,606,234	—	—	2,612,766	2,612,766	77,380
Total		$52,463,650	$214,909,527	$263,959,444	$12	$64		$3,413,809	$78,697
See accompanying notes to financial statements.
55

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 8.3%
Abacus Property Group REIT	170,320	$ 364,525
Accent Group, Ltd.	230,354	394,761
Adairs, Ltd.	62,619	181,236
Adelaide Brighton, Ltd.	191,156	506,667
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Alkane Resources, Ltd. (b)	189,829	99,762
Alliance Aviation Services, Ltd. (b)(c)	47,562	142,367
Altura Mining, Ltd. (a)(b)	31,575	—
AMA Group, Ltd. (b)(c)	343,159	145,059
APN Industria REIT	86,702	194,808
ARB Corp., Ltd.	37,174	975,403
Arena REIT	173,430	416,093
AUB Group, Ltd.	24,881	364,989
Audinate Group, Ltd. (b)	38,881	208,184
Aurelia Metals, Ltd.	460,945	129,899
Austal, Ltd.	121,377	207,081
Australian Agricultural Co., Ltd. (b)(c)	163,377	149,323
Australian Ethical Investment, Ltd.	44,666	240,861
Australian Finance Group, Ltd. (c)	128,788	257,980
Australian Pharmaceutical Industries, Ltd.	262,285	255,705
Aventus Group REIT	94,123	206,464
Baby Bunting Group, Ltd.	75,843	321,178
Bapcor, Ltd.	123,382	703,865
Bega Cheese, Ltd. (c)	75,953	367,345
Bellevue Gold, Ltd. (b)	256,047	152,114
Betmakers Technology Group, Ltd. (b)	418,166	331,236
Bigtincan Holdings, Ltd. (b)(c)	159,473	105,065
Bingo Industries, Ltd. (c)	219,702	505,355
Blackmores, Ltd. (c)	7,034	427,310
Bravura Solutions, Ltd. (c)	79,843	155,072
Brickworks, Ltd.	35,701	566,674
Bubs Australia, Ltd. (b)(c)	377,751	132,349
BWP Trust REIT	144,014	433,269
BWX, Ltd.	50,183	176,967
Capricorn Metals, Ltd. (b)	90,154	96,819
Carbon Revolution, Ltd. (b)	52,391	89,783
Carnarvon Petroleum, Ltd. (b)	466,333	92,348
Catapult Group International, Ltd. (b)(c)	94,746	136,389
Cedar Woods Properties, Ltd.	53,864	276,922
Centuria Capital Group	140,923	266,188
See accompanying notes to financial statements.
56

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Centuria Industrial REIT	110,553	$ 279,553
Centuria Office REIT	102,596	157,066
Chalice Mining, Ltd.	123,334	487,535
Challenger, Ltd.	146,642	714,815
Champion Iron, Ltd. (b)	70,225	293,108
Charter Hall Long Wale REIT	157,780	567,217
Charter Hall Retail REIT	314,464	919,724
Charter Hall Social Infrastructure REIT	142,545	337,651
City Chic Collective, Ltd. (b)	77,706	235,555
Clinuvel Pharmaceuticals, Ltd. (c)	17,708	365,101
Clover Corp., Ltd. (c)	54,151	76,095
Codan, Ltd.	25,442	299,195
Collins Foods, Ltd.	43,978	348,692
Cooper Energy, Ltd. (b)(c)	781,509	160,714
Corporate Travel Management, Ltd. (b)(c)	34,464	514,753
Costa Group Holdings, Ltd.	161,480	581,749
Credit Corp. Group, Ltd. (c)	23,671	589,188
Cromwell Property Group REIT	345,937	217,373
CSR, Ltd. (c)	211,631	931,671
Dacian Gold, Ltd. (b)	262,464	65,969
Data#3, Ltd.	38,414	151,849
De Grey Mining, Ltd. (b)	348,833	261,703
Dicker Data, Ltd.	29,839	231,132
Domain Holdings Australia, Ltd. (b)	86,025	275,188
Dubber Corp., Ltd. (b)	179,695	242,251
Eagers Automotive, Ltd. (c)	70,918	755,125
Eclipx Group, Ltd. (b)	126,037	187,192
Ecofibre, Ltd. (b)(c)	29,463	26,929
Elders, Ltd.	61,763	584,729
Electro Optic Systems Holdings, Ltd. (b)(c)	39,008	154,494
Elmo Software, Ltd. (b)(c)	35,577	132,776
Emeco Holdings, Ltd. (b)(c)	170,686	123,503
EML Payments, Ltd. (b)(c)	193,737	723,043
Estia Health, Ltd. (b)(c)	85,644	140,246
Flight Centre Travel Group, Ltd. (b)(c)	41,628	570,390
Freedom Foods Group, Ltd. (b)	471	169
G8 Education, Ltd. (c)	22,592	17,809
Galaxy Resources, Ltd. (b)(c)	153,558	295,902
GDI Property Group REIT	187,618	152,902
Genworth Mortgage Insurance Australia, Ltd.	76,464	149,091
Gold Road Resources, Ltd. (c)	393,512	329,690
GrainCorp, Ltd. Class A	90,293	361,051
See accompanying notes to financial statements.
57

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Growthpoint Properties Australia, Ltd. REIT	89,953	$ 237,739
GUD Holdings, Ltd.	40,582	361,330
GWA Group, Ltd.	116,823	254,478
Hansen Technologies, Ltd.	83,862	346,833
Healius, Ltd.	279,814	869,531
Hotel Property Investments REIT	97,079	224,039
HUB24, Ltd. (c)	25,592	404,657
Humm Group, Ltd. (b)(c)	99,284	72,595
IGO, Ltd.	222,136	1,062,513
Imdex, Ltd. (c)	267,401	330,957
Infomedia, Ltd. (c)	182,210	208,170
Ingenia Communities Group REIT	163,139	628,729
Inghams Group, Ltd. (c)	73,330	186,545
Integral Diagnostics, Ltd.	55,242	199,436
Integrated Research, Ltd.	123,047	217,428
InvoCare, Ltd. (c)	110,555	943,929
IOOF Holdings, Ltd. (c)	191,248	512,737
IPH, Ltd.	89,559	451,568
IRESS, Ltd.	68,116	476,264
Irongate Group REIT	182,539	187,692
iSignthis, Ltd. (a)(b)(c)	218,742	133,700
Jumbo Interactive, Ltd. (c)	11,329	109,412
Jupiter Mines, Ltd.	823,554	197,587
Karoon Energy, Ltd. (b)(c)	545,416	448,649
Kogan.com, Ltd. (c)	53,765	491,401
Lifestyle Communities, Ltd. (c)	28,785	301,676
Link Administration Holdings, Ltd.	162,424	634,634
Liquefied Natural Gas, Ltd. (b)	259,146	8,487
Lovisa Holdings, Ltd. (c)	31,421	342,943
Lynas Rare Earths, Ltd. (b)	350,757	1,648,341
MACA, Ltd.	270,763	211,382
Mach7 Technologies, Ltd. (b)	160,264	160,516
Mayne Pharma Group, Ltd. (b)(c)	809,467	215,786
McMillan Shakespeare, Ltd.	36,046	298,979
McPherson's, Ltd. (c)	57,745	63,113
Medical Developments International, Ltd. (c)	31,773	126,082
Megaport, Ltd. (b)(c)	59,291	500,813
MNF Group, Ltd. (c)	42,160	166,336
Moelis Australia, Ltd.	28,527	109,942
Monadelphous Group, Ltd.	40,478	320,633
Monash IVF Group, Ltd.	275,741	165,914
Money3 Corp., Ltd. (c)	66,314	146,473
See accompanying notes to financial statements.
58

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Mount Gibson Iron, Ltd.	50,732	$ 29,366
Myer Holdings, Ltd. (b)(c)	378,477	92,245
Nanosonics, Ltd. (b)(c)	131,158	569,410
National Storage REIT	609,663	928,700
nearmap, Ltd. (b)(c)	171,576	263,975
New Hope Corp., Ltd. (c)	346,721	374,994
nib holdings, Ltd.	117,802	469,256
Nick Scali, Ltd.	36,089	274,047
Nickel Mines, Ltd.	406,844	379,594
Nine Entertainment Co. Holdings, Ltd.	642,825	1,356,213
NRW Holdings, Ltd.	170,316	254,902
Nufarm, Ltd. (b)	145,102	586,845
OceanaGold Corp. (b)(c)	278,592	414,502
OFX Group, Ltd.	195,361	163,676
Omni Bridgeway, Ltd.	102,832	274,910
oOh!media, Ltd. (b)	249,809	331,065
Opthea, Ltd. (b)(c)	78,056	94,230
Orocobre, Ltd. (b)	83,810	303,849
Orora, Ltd.	235,800	545,975
Pact Group Holdings, Ltd.	45,327	121,522
Paladin Energy, Ltd. (b)(c)	687,553	193,760
Paradigm Biopharmaceuticals, Ltd. (b)(c)	94,989	185,935
Pendal Group, Ltd.	101,953	504,741
Perenti Global, Ltd.	378,015	292,234
Perpetual, Ltd.	25,562	642,292
Perseus Mining, Ltd. (b)	485,613	395,758
Pilbara Minerals, Ltd. (b)	1,037,974	826,149
Pinnacle Investment Management Group, Ltd. (c)	75,959	533,416
Platinum Asset Management, Ltd. (c)	59,679	227,273
PointsBet Holdings, Ltd. (b)	66,967	632,467
PolyNovo, Ltd. (b)(c)	300,122	619,473
Praemium, Ltd. (b)(c)	99,000	47,881
Premier Investments, Ltd.	41,032	813,490
Pro Medicus, Ltd. (c)	12,850	404,505
Ramelius Resources, Ltd.	257,126	288,864
Redbubble, Ltd. (b)	82,806	315,977
Regis Resources, Ltd.	264,404	584,012
Reject Shop, Ltd. (b)(c)	26,157	125,512
Resolute Mining, Ltd. (b)(c)	461,929	154,804
Rhipe, Ltd.	114,403	135,931
Rural Funds Group REIT (c)	162,046	286,340
Sandfire Resources, Ltd.	93,470	380,162
See accompanying notes to financial statements.
59

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SeaLink Travel Group, Ltd.	33,043	$ 230,783
Select Harvests, Ltd. (c)	40,991	195,130
Senex Energy, Ltd.	34,136	75,399
Service Stream, Ltd. (c)	191,745	155,535
SG Fleet Group, Ltd.	65,789	129,279
Shopping Centres Australasia Property Group REIT	467,815	894,341
Sigma Healthcare, Ltd. (b)	388,335	201,127
Silver Lake Resources, Ltd. (b)	237,808	270,784
Silver Mines, Ltd. (b)(c)	800,217	127,992
SmartGroup Corp., Ltd.	84,870	409,179
SolGold PLC (b)	588,106	179,322
Southern Cross Media Group, Ltd. (b)(c)	121,226	191,127
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (b)	105,451	59,434
St Barbara, Ltd.	307,275	459,881
Star Entertainment Group, Ltd. (b)	188,079	542,919
Starpharma Holdings, Ltd. (b)(c)	206,576	302,090
Strike Energy, Ltd. (b)	507,710	121,810
Super Retail Group, Ltd. (c)	50,419	451,987
Superloop, Ltd. (b)(c)	90,401	63,346
Syrah Resources, Ltd. (b)(c)	253,662	201,896
Tassal Group, Ltd. (c)	123,450	314,046
Technology One, Ltd. (c)	109,165	776,579
Telix Pharmaceuticals, Ltd. (b)	95,921	312,689
Temple & Webster Group, Ltd. (b)	19,798	137,220
Tiger Resources, Ltd. (a)(b)	2,464	—
Tyro Payments, Ltd. (b)(c)	89,339	223,868
United Malt Grp, Ltd.	91,773	284,489
Uniti Group, Ltd. (b)(c)	157,996	276,777
Virtus Health, Ltd.	72,677	335,448
Vista Group International, Ltd. (b)(c)	100,780	155,279
Vita Group, Ltd.	127	84
Vocus Group, Ltd. (b)	279,164	1,158,808
Waypoint REIT	270,874	517,841
Webjet, Ltd. (b)(c)	143,398	609,443
West African Resources, Ltd. (b)(c)	196,747	114,637
Western Areas, Ltd. (c)	38,645	60,340
Westgold Resources, Ltd.	171,443	260,506
Whispir, Ltd. (b)	42,784	110,142
Whitehaven Coal, Ltd. (b)	352,672	474,101
Wisr, Ltd. (b)	728,708	111,004
Zip Co., Ltd. (b)(c)	138,696	779,607
See accompanying notes to financial statements.
60

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zoono Group, Ltd. (c)	64,466	$ 29,460
		68,493,253
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	10,774	387,478
DO & Co. AG (b)(c)	3,207	259,320
FACC AG (b)	9,678	103,281
Lenzing AG (b)(c)	3,256	418,649
Palfinger AG	4,649	181,950
PIERER Mobility AG (b)	1,522	123,713
Porr AG (b)(c)	6,907	126,638
S IMMO AG	26,691	672,885
S&T AG (b)(c)	20,081	500,345
Schoeller-Bleckmann Oilfield Equipment AG	4,280	192,408
		2,966,667
BELGIUM — 0.9%
AGFA-Gevaert NV (b)	80,208	373,303
Barco NV	17,757	417,605
Befimmo SA REIT	6,245	255,056
Bekaert SA	21,828	915,350
Biocartis Group NV (b)(c)(d)	15,554	81,806
Care Property Invest NV REIT (c)	3,736	108,017
Cie d'Entreprises CFE (b)	2,438	245,563
Econocom Group SA	42,983	168,982
Fagron	20,364	453,067
Gimv NV	1,852	111,009
Intervest Offices & Warehouses NV REIT	11,264	279,996
Ion Beam Applications (c)	9,535	183,786
Kinepolis Group NV (b)	7,640	396,885
Materialise NV ADR (b)	16,108	579,083
Mithra Pharmaceuticals SA (b)(c)	6,404	203,971
Montea CVA REIT	1,023	107,007
Ontex Group NV (b)(c)	34,924	368,594
Orange Belgium SA	6,259	168,457
Recticel SA	26,098	380,958
Retail Estates NV REIT	4,693	322,116
Tessenderlo Group SA (b)	23,571	1,037,477
X-Fab Silicon Foundries SE (b)(d)	39,212	338,731
Xior Student Housing NV REIT (c)	3,018	161,391
		7,658,210
See accompanying notes to financial statements.
61

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BERMUDA — 0.0% (e)
Golar LNG, Ltd. (b)(c)	32,980	$ 337,385
CANADA — 7.8%
Absolute Software Corp.	14,716	204,316
Advantage Oil & Gas, Ltd. (b)(c)	168,303	317,363
Aecon Group, Inc. (c)	25,112	388,214
Ag Growth International, Inc. (c)	5,614	198,233
AGF Management, Ltd. Class B	23,324	138,996
Aimia, Inc. (b)	56,749	233,435
Alaris Equity Partners Income	20,354	257,492
Alcanna, Inc. (b)(c)	28,944	178,475
Aleafia Health, Inc. (b)(c)	97,960	49,103
Alexco Resource Corp. (b)(c)	52,383	131,702
Altius Minerals Corp. (c)	32,317	385,948
Altus Group, Ltd.	16,914	813,368
Americas Gold & Silver Corp. (b)(c)	57,107	129,494
Andlauer Healthcare Group, Inc. (c)	2,687	75,360
Aphria, Inc. (b)(c)	123,183	2,263,035
ARC Resources, Ltd. (c)	159,691	980,876
Aritzia, Inc. (b)	28,300	657,485
Artis Real Estate Investment Trust	72,242	623,068
Atrium Mortgage Investment Corp. (c)	30,862	320,934
ATS Automation Tooling Systems, Inc. (b)	29,739	626,321
Aurinia Pharmaceuticals, Inc. (b)(c)	13,925	181,036
Aurora Cannabis, Inc. (b)(c)	80,354	747,375
AutoCanada, Inc. (c)	14,651	356,702
Automotive Properties Real Estate Investment Trust	12,054	109,717
Badger Daylighting, Ltd. (c)	13,395	456,891
Baytex Energy Corp. (b)	283,100	295,072
BELLUS Health, Inc. (b)(c)	32,072	122,485
Birchcliff Energy, Ltd. (c)	59,233	123,004
Boardwalk Real Estate Investment Trust	19,381	559,911
Bombardier, Inc. Class B (b)(c)	419,030	323,395
Bonterra Energy Corp.	308	985
Burcon NutraScience Corp. (b)(c)	56,863	211,735
Calian Group, Ltd. (c)	1,566	71,332
Calibre Mining Corp. (b)	61,742	79,582
Canaccord Genuity Group, Inc.	48,255	441,526
Canacol Energy, Ltd. (c)	45,312	129,787
Canadian Solar, Inc. (b)(c)	21,145	1,049,426
Canadian Western Bank (c)	18,828	479,220
Canfor Corp. (b)	35,228	729,590
See accompanying notes to financial statements.
62

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CanWel Building Materials Group, Ltd.	51,448	$ 368,407
Cascades, Inc.	22,581	282,611
Celestica, Inc. (b)	51,113	427,009
Chartwell Retirement Residences	29,759	277,263
Civeo Corp. (b)	7,159	109,604
Cogeco, Inc.	3,858	297,596
Colossus Minerals, Inc. (a)(b)(c)	390	—
Cominar Real Estate Investment Trust	95,190	706,626
Computer Modelling Group, Ltd. (c)	1,760	8,052
Corus Entertainment, Inc. Class B (c)	141,069	642,013
CRH Medical Corp. (b)	56,283	222,562
Crombie Real Estate Investment Trust	33,220	418,141
Cronos Group, Inc. (b)(c)	53,822	508,736
Diversified Royalty Corp. (c)	55,029	107,707
Docebo, Inc. (b)	3,523	151,364
Dorel Industries, Inc. Class B (b)	15,189	153,358
Dream Industrial Real Estate Investment Trust	54,421	581,080
Dream Office Real Estate Investment Trust	31,732	534,232
DREAM Unlimited Corp. Class A	19,482	350,470
Dundee Precious Metals, Inc.	68,334	417,012
dynaCERT, Inc. (b)(c)	175,960	79,800
ECN Capital Corp.	107,588	670,258
Endeavour Silver Corp. (b)(c)	72,635	359,462
Equitable Group, Inc.	5,778	580,168
ERO Copper Corp. (b)	24,922	428,900
Exchange Income Corp. (c)	19,416	621,633
Extendicare, Inc. (c)	40,540	248,365
Fiera Capital Corp. (c)	27,105	215,011
Firm Capital Mortgage Investment Corp.	27,502	307,438
First National Financial Corp.	3,862	152,040
Fortuna Silver Mines, Inc. (b)	67,773	439,472
GASFRAC Energy Services, Inc. (a)(b)	21,904	—
goeasy, Ltd. (c)	5,598	557,239
Golden Star Resources, Ltd. (b)(c)	45,474	134,148
GoldMining, Inc. (b)(c)	63,543	105,159
Goodfood Market Corp. (b)(c)	28,298	195,205
Gran Colombia Gold Corp. (c)	31,003	132,956
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
Great Canadian Gaming Corp. (b)(c)	25,094	863,920
Hardwoods Distribution, Inc.	8,075	203,345
Heroux-Devtek, Inc. (b)(c)	10,003	136,493
HEXO Corp. (b)(c)	43,519	281,159
See accompanying notes to financial statements.
63

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Home Capital Group, Inc. (b)	28,466	$ 698,259
Hudbay Minerals, Inc. (c)	141,647	969,220
IMV, Inc. (b)(c)	26,162	86,176
Interfor Corp. (b)	24,712	556,430
InterRent Real Estate Investment Trust	31,953	376,007
Intertape Polymer Group, Inc. (c)	31,354	698,502
Jamieson Wellness, Inc. (c)(d)	14,540	425,378
Karora Resources, Inc. (b)	48,661	131,249
Killam Apartment Real Estate Investment Trust	34,850	513,246
Knight Therapeutics, Inc. (b)	63,218	273,122
Labrador Iron Ore Royalty Corp. (c)	32,502	957,592
Largo Resources, Ltd. (b)	5,741	79,478
Laurentian Bank of Canada (c)	33,252	1,059,058
Liberty Gold Corp. (b)	67,182	77,506
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lithium Americas Corp. (b)(c)	26,088	419,284
MAG Silver Corp. (b)(c)	45,334	682,436
Major Drilling Group International, Inc. (b)(c)	28,570	153,437
Marathon Gold Corp. (b)(c)	72,600	128,812
Martinrea International, Inc.	60,285	588,532
Methanex Corp. (c)	15,091	556,765
Milestone Pharmaceuticals, Inc. (b)(c)	17,016	98,523
Minto Apartment Real Estate Investment Trust (d)	16,720	288,810
Morguard North American Residential Real Estate Investment Trust	17,958	222,466
Morneau Shepell, Inc. (c)	29,604	779,877
MTY Food Group, Inc. (b)	8,612	395,021
Mullen Group, Ltd.	52,055	504,459
Nemaska Lithium, Inc. (a)(b)	337,936	—
Neptune Wellness Solutions, Inc. (b)(c)	47,988	63,381
New Gold, Inc. (b)	298,473	460,705
NexGen Energy, Ltd. (b)(c)	132,759	478,496
NFI Group, Inc. (c)	29,948	666,702
North American Construction Group, Ltd. (c)	16,318	175,793
North West Co., Inc. (c)	24,738	718,610
Northern Dynasty Minerals, Ltd. (b)(c)	179,114	115,433
NorthWest Healthcare Properties Real Estate Investment Trust	46,602	479,424
Nymox Pharmaceutical Corp. (b)(c)	31,209	69,284
Optiva, Inc. (b)	2	49
Organigram Holdings, Inc. (b)(c)	98,552	341,092
Orla Mining, Ltd. (b)(c)	39,753	148,024
Osisko Gold Royalties, Ltd. (c)	61,515	677,382
See accompanying notes to financial statements.
64

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Osisko Mining, Inc. (b)	78,632	$ 183,934
Park Lawn Corp. (c)	11,226	294,037
Peyto Exploration & Development Corp. (c)	4,474	18,973
Points International, Ltd. (b)	17,915	268,904
Polaris Infrastructure, Inc.	23,833	405,797
Poseidon Concepts Corp. (a)(b)	43,064	—
PrairieSky Royalty, Ltd. (c)	52,255	563,357
Precision Drilling Corp. (b)(c)	10,851	234,399
Premier Gold Mines, Ltd. (b)	69,593	153,931
Profound Medical Corp. (b)	7,616	152,702
Real Matters, Inc. (b)(c)	32,662	371,617
Recipe Unlimited Corp.	741	11,986
Richelieu Hardware, Ltd. (c)	12,230	401,877
Rogers Sugar, Inc. (c)	55,294	241,088
Roxgold, Inc. (b)	99,220	122,362
Russel Metals, Inc. (c)	29,099	578,577
Sabina Gold & Silver Corp. (b)	81,922	117,977
Sandstorm Gold, Ltd. (b)(c)	91,182	618,835
Savaria Corp. (c)	20,544	286,539
Seabridge Gold, Inc. (b)	20,506	331,366
ShawCor, Ltd.	45,000	190,118
Sienna Senior Living, Inc. (c)	33,133	377,503
Sierra Wireless, Inc. (b)(c)	14,993	220,568
Silvercorp Metals, Inc. (c)	54,712	269,457
SilverCrest Metals, Inc. (b)(c)	27,411	222,019
Slate Grocery REIT	9,541	88,362
Slate Office REIT	31,474	109,934
Sleep Country Canada Holdings, Inc. (d)	14,697	371,386
Southern Pacific Resource Corp. (a)(b)	281,142	—
Sprott, Inc. (c)	11,195	425,229
Summit Industrial Income REIT	56,806	644,511
SunOpta, Inc. (b)(c)	27,609	407,785
Superior Plus Corp. (c)	72,790	823,546
Theratechnologies, Inc. (b)(c)	47,067	182,374
Tilray, Inc. Class 2 (b)(c)	59,182	1,345,207
Timbercreek Financial Corp.	22,366	157,132
Torex Gold Resources, Inc. (b)	32,985	416,495
TransAlta Corp.	122,532	1,160,147
Transat AT, Inc. (b)(c)	36,170	160,007
Transcontinental, Inc. Class A (c)	29,663	522,056
Tricon Residential, Inc. (c)	82,770	846,897
Trillium Therapeutics, Inc. (b)(c)	25,039	268,150
See accompanying notes to financial statements.
65

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Trisura Group, Ltd. (b)	2,197	$ 208,032
True North Commercial Real Estate Investment Trust	43,936	240,156
Twin Butte Energy, Ltd. (a)(b)	83,708	—
Uni-Select, Inc.	33,523	241,917
Uranium Participation Corp. (b)	38,109	165,250
Valeura Energy, Inc. (b)	113	50
Vermilion Energy, Inc. (c)	69,930	507,985
Victoria Gold Corp. (b)	11,056	114,796
Village Farms International, Inc. (b)	18,300	241,845
Wajax Corp. (c)	10,334	163,210
Wallbridge Mining Co., Ltd. (b)	170,723	82,859
Well Health Technologies Corp. (b)(c)	23,380	133,563
Wesdome Gold Mines, Ltd. (b)(c)	79,858	529,909
Western Forest Products, Inc.	165,740	238,684
Westshore Terminals Investment Corp. (c)	25,417	392,322
Whitecap Resources, Inc. (c)	213,853	939,228
WPT Industrial Real Estate Investment Trust	7,349	110,862
Xenon Pharmaceuticals, Inc. (b)	16,820	301,078
Zymeworks, Inc. (b)(c)	14,318	452,162
		64,463,072
CAYMAN ISLANDS — 0.1%
Endeavour Mining Corp.	19,366	390,294
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (c)	87,000	118,843
China Merchants Land, Ltd.	212,000	31,087
China Shandong Hi-Speed Financial Group, Ltd. (b)	3,270,000	206,098
China Tobacco International HK Co., Ltd.	136,000	353,363
China Yuchai International, Ltd.	7,121	110,233
Greenland Hong Kong Holdings, Ltd.	145,000	52,409
Nexteer Automotive Group, Ltd.	327,000	400,840
Towngas China Co., Ltd.	148,833	74,278
VSTECS Holdings, Ltd.	448,000	407,406
Zensun Enterprises, Ltd.	1,980,000	120,973
		1,875,530
DENMARK — 1.0%
Alm Brand A/S	17,636	207,353
AMAG Pharmaceuticals, Inc. (a)	308,573	—
Asetek A/S (b)	11,736	115,485
Bang & Olufsen A/S (b)	45,765	218,557
Bavarian Nordic A/S (b)	27,994	1,266,995
Better Collective A/S (b)(c)	7,023	172,427
See accompanying notes to financial statements.
66

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
cBrain A/S	6,144	$ 204,866
Chemometec A/S	2,264	215,024
Drilling Co. of 1972 A/S (b)	13,908	553,423
FLSmidth & Co. A/S (c)	9,075	348,633
H&H International A/S Class B (b)	26,935	695,514
Matas A/S (b)	23,368	306,874
NKT A/S (b)	18,403	802,084
NNIT A/S (d)	6,872	115,548
Orphazyme A/S (b)(c)	10,072	90,725
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	10,213	444,643
RTX A/S (c)	3,632	110,775
Scandinavian Tobacco Group A/S Class A (d)	26,337	506,517
Spar Nord Bank A/S (b)	30,728	328,746
Sydbank A/S	30,436	821,990
Zealand Pharma A/S (b)	19,156	607,257
		8,133,436
FINLAND — 0.7%
Aktia Bank Oyj	21,010	243,226
BasWare Oyj (b)	1,858	80,033
Bittium Oyj (b)(c)	9,389	72,941
Caverion Oyj	56,930	345,924
Citycon Oyj (c)	43,848	365,380
Finnair Oyj (b)(c)	276,587	230,639
F-Secure Oyj	56,332	267,476
Kamux Corp.	12,654	194,529
Marimekko Oyj	2,672	151,995
Musti Group Oyj	7,666	247,951
Oriola Oyj Class B	30,940	74,546
Outokumpu Oyj (b)	81,550	473,478
QT Group Oyj (b)	3,703	389,081
Raisio Oyj Class V	40,096	184,494
Revenio Group Oyj	3,266	194,229
Rovio Entertainment Oyj (c)(d)	10,618	82,800
Sanoma Oyj	30,360	510,968
Talenom Oyj (c)	11,555	145,312
Terveystalo Oyj (d)	23,425	325,972
Tokmanni Group Corp.	19,355	454,958
Uponor Oyj	22,561	501,681
YIT Oyj (c)	63,023	335,837
		5,873,450
See accompanying notes to financial statements.
67

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FRANCE — 2.0%
AB Science SA (b)	10,033	$ 176,169
Air France-KLM (b)(c)	73,612	440,886
Akka Technologies (b)	6,905	180,569
AKWEL	8,961	314,903
Albioma SA	10,515	516,576
Aubay	4,721	239,144
Bastide le Confort Medical	1,499	86,239
Beneteau SA (b)	24,702	347,226
Bigben Interactive (b)	19,675	456,468
Boiron SA	2,883	121,304
Bonduelle SCA	11,521	289,769
Carbios (b)	4,077	206,762
Carmila SA REIT	10,473	158,785
Cellectis SA (b)	16,263	313,850
Chargeurs SA	8,143	221,078
Cie des Alpes (b)	5,029	129,442
Claranova SADIR (b)	39,891	327,718
Coface SA (b)	37,262	413,415
Criteo SA ADR (b)	33,189	1,152,654
Cromwell European Real Estate Investment Trust	280,000	149,733
Derichebourg SA (b)	26,388	216,321
Devoteam SA (b)	2,574	321,883
Elior Group SA (c)(d)	54,482	405,327
Eramet SA (b)	8,115	577,404
Esker SA	769	180,038
Etablissements Maurel et Prom SA (b)	1,752	4,139
Fnac Darty SA (b)	10,771	662,706
Focus Home Interactive SA (b)	1,558	124,516
GL Events (b)	7,887	131,072
Innate Pharma SA (b)	45,242	198,229
IPSOS	18,880	714,507
Kaufman & Broad SA	8,147	352,845
LISI (b)	4,932	144,045
LNA Sante SA	6,485	349,079
Maisons du Monde SA (b)(d)	25,046	555,762
Manitou BF SA	5,329	179,127
McPhy Energy SA (b)	4,454	170,654
Mersen SA (b)	6,686	233,384
Metropole Television SA (b)	9,686	207,416
Nanobiotix SA (b)	11,986	190,176
Nexity SA	10,433	515,981
See accompanying notes to financial statements.
68

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nicox (b)	15,574	$ 77,976
Novacyt SA (b)	29,634	291,169
Poxel SA (b)	14,332	111,678
Quadient SA	16,228	390,992
Rallye SA (b)	10,778	92,218
Sequans Communications SA ADR (b)(c)	21,400	129,256
SMCP SA (b)(d)	25,045	180,586
Talend SA ADR (b)(c)	11,477	730,396
Tarkett SA (b)	17,133	274,056
Television Francaise 1 (b)	34,588	315,860
Valneva SE (b)	28,910	360,166
Verimatrix SA (b)	28,494	82,718
Vicat SA	3,826	186,163
Vilmorin & Cie SA	3,552	252,985
Virbac SA (b)	1,644	424,116
		16,577,636
GERMANY — 3.5%
2G Energy AG	1,201	127,038
Aareal Bank AG (b)	26,896	764,983
ADVA Optical Networking SE (b)	10,745	127,801
Affimed NV (b)	38,630	305,563
AIXTRON SE (b)	53,013	1,207,182
Akasol AG (b)(d)	1,781	250,013
Allgeier SE	1,998	57,532
Amadeus Fire AG (b)	2,806	411,577
Atoss Software AG	764	145,016
Aumann AG (b)(d)	331	5,664
AURELIUS Equity Opportunities SE & Co. KGaA (b)	13,686	434,299
Bertrandt AG	2,514	137,394
bet-at-home.com AG	1,578	85,034
Bilfinger SE	17,380	636,905
Borussia Dortmund GmbH & Co. KGaA (b)	35,173	224,263
CANCOM SE	15,354	886,758
CECONOMY AG (b)	92,992	539,254
Cewe Stiftung & Co. KGaA	2,818	398,764
Corestate Capital Holding SA (b)(c)	14,315	238,065
CropEnergies AG	11,273	158,195
Datagroup SE (b)	2,134	153,495
Deutsche Beteiligungs AG	5,597	253,259
Deutsche EuroShop AG (b)	19,866	414,669
Deutsche Pfandbriefbank AG (b)(d)	83,521	973,769
Deutz AG (b)	54,481	407,881
See accompanying notes to financial statements.
69

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DIC Asset AG	38,080	$ 661,485
Dr Hoenle AG	1,203	67,160
Draegerwerk AG & Co. KGaA Preference Shares	4,403	354,994
Eckert & Ziegler Strahlen- und Medizintechnik AG	6,894	551,376
Elmos Semiconductor SE	8,989	378,219
ElringKlinger AG (b)	11,791	173,502
Flatex DEGIRO AG (b)	10,079	935,822
GFT Technologies SE	10,513	195,471
Hamborner REIT AG	41,985	444,845
Hamburger Hafen und Logistik AG	10,734	238,184
Hornbach Baumarkt AG	3,594	151,431
Hornbach Holding AG & Co. KGaA	5,760	563,241
HUGO BOSS AG	13,882	546,080
Indus Holding AG	19,407	807,440
Instone Real Estate Group AG (b)(d)	8,986	247,661
Jenoptik AG	21,560	648,690
JOST Werke AG (b)(d)	6,892	437,409
Jumia Technologies AG ADR (b)	23,882	846,856
K+S AG	51,674	514,525
Kloeckner & Co. SE (b)	49,998	631,111
Koenig & Bauer AG (b)	7,737	231,151
Leoni AG (b)	13,246	166,578
LPKF Laser & Electronics AG	7,481	209,699
Marley Spoon AG ADR (b)	60,812	115,794
MBB SE	2,138	324,150
Medigene AG (b)	13,043	59,708
Medios AG (b)	3,310	141,994
Mensch und Maschine Software SE	1,399	92,735
Nagarro SE (b)	1,998	219,796
New Work SE	776	202,015
Nordex SE (b)	34,610	1,113,739
Norma Group SE	15,367	731,463
Northern Data AG (b)	1,859	223,950
Pfeiffer Vacuum Technology AG	3,314	603,716
PVA TePla AG (b)	7,173	220,456
SAF-Holland SE (b)	28,750	418,994
Salzgitter AG (b)	18,842	589,943
Secunet Security Networks AG	445	141,735
SFC Energy AG (b)	5,749	182,771
Sirius Real Estate, Ltd.	160,340	196,444
SMA Solar Technology AG (b)	6,814	401,225
SNP Schneider-Neureither & Partner SE (b)	2,305	157,126
See accompanying notes to financial statements.
70

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Stabilus SA	7,522	$ 530,436
STRATEC SE	1,706	230,983
SUESS MicroTec SE (b)	9,368	293,422
Takkt AG (b)	14,576	220,992
Tele Columbus AG (b)	33,660	127,781
VERBIO Vereinigte BioEnergie AG	10,309	444,663
Vossloh AG (b)	3,688	184,216
Wacker Neuson SE (b)	8,644	207,249
Washtec AG (b)	5,377	309,660
zooplus AG (b)	2,348	671,963
		28,706,422
GHANA — 0.1%
Tullow Oil PLC (b)(c)	882,247	574,657
GREECE — 0.0% (e)
Energean PLC (b)	14,109	165,424
TT Hellenic Postbank SA (a)(b)	129,076	—
		165,424
HONG KONG — 1.3%
Aidigong Maternal & Child Health, Ltd. (c)	1,958,000	143,555
Apollo Future Mobility Group, Ltd. (b)(c)	1,293,072	83,162
Beijing Gas Blue Sky Holdings, Ltd. (b)	2,888,000	43,091
Bright Smart Securities & Commodities Group, Ltd.	1,098,000	299,411
Cafe de Coral Holdings, Ltd.	177,191	383,808
China Baoli Technologies Holdings, Ltd. (a)(b)	5,000	48
China Household Holdings Ltd. (a)(b)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Chinese Estates Holdings, Ltd.	92,500	48,068
Chow Sang Sang Holdings International, Ltd.	68,000	105,134
CMBC Capital Holdings, Ltd. (c)	4,190,000	57,128
C-Mer Eye Care Holdings, Ltd. (c)	272,000	192,075
Dah Sing Financial Holdings, Ltd.	42,000	138,299
Esprit Holdings, Ltd. (b)(c)	555,600	55,028
Fairwood Holdings, Ltd.	138,000	302,113
Far East Consortium International, Ltd.	500,461	189,255
First Pacific Co., Ltd.	1,088,000	358,261
Fortune Real Estate Investment Trust	280,000	268,315
Giordano International, Ltd.	1,188,000	236,853
Global Cord Blood Corp. (b)(c)	6,537	29,613
Glory Sun Financial Group, Ltd. (b)(c)	3,456,000	113,356
Gold Financial Holdings Ltd. (a)(b)	1,158,000	5,362
Great Eagle Holdings, Ltd.	43,000	149,059
See accompanying notes to financial statements.
71

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Haitong International Securities Group, Ltd. (c)	691,000	$ 220,425
Hong Kong ChaoShang Group, Ltd. (b)	824,000	109,168
Hong Kong Television Network, Ltd. (b)	89,000	135,083
Hutchison Port Holdings Trust Stapled Security	1,318,100	296,572
Hutchison Telecommunications Hong Kong Holdings, Ltd.	652,000	124,119
Johnson Electric Holdings, Ltd.	110,500	297,056
K Wah International Holdings, Ltd.	983,238	509,676
Lee's Pharmaceutical Holdings, Ltd.	169,000	129,558
Lifestyle International Holdings, Ltd. (b)	72,500	63,133
Long Well International Holdings, Ltd. (a)(b)	2,380,000	18,062
Luk Fook Holdings International, Ltd.	109,000	300,034
Pacific Basin Shipping, Ltd.	2,477,000	669,076
Pacific Textiles Holdings, Ltd.	412,000	263,911
PAX Global Technology, Ltd.	345,000	370,541
Peace Mark Holdings, Ltd. (a)(b)	504,228	—
Perfect Shape Medical, Ltd.	260,000	148,152
Prosperity REIT	504,000	168,552
Road King Infrastructure, Ltd. (c)	423,482	554,515
Sa Sa International Holdings, Ltd. (b)(c)	651,248	149,107
Shun Tak Holdings, Ltd.	830,849	254,349
SmarTone Telecommunications Holdings, Ltd.	193,792	112,918
SMI Holdings Group Ltd. (a)(b)(c)	608,081	—
Stella International Holdings, Ltd.	136,000	171,958
Sun Hung Kai & Co., Ltd.	297,000	151,280
SUNeVision Holdings, Ltd.	245,000	252,423
Sunlight Real Estate Investment Trust	471,000	253,843
Superb Summit International Group Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	157,716	164,117
Texhong Textile Group, Ltd.	187,500	271,563
Truly International Holdings, Ltd. (b)(c)	498,000	79,429
Value Partners Group, Ltd.	358,000	243,135
VTech Holdings, Ltd.	57,100	514,120
Yuexiu Real Estate Investment Trust	412,000	210,916
Zhuguang Holdings Group Co., Ltd. (b)	1,092,000	290,752
		10,698,537
INDIA — 0.0% (e)
Eros STX Global Corp. (b)	40,641	73,560
Rhi Magnesita NV	3,773	219,573
		293,133
IRELAND — 0.6%
C&C Group PLC (b)	150,630	583,986
See accompanying notes to financial statements.
72

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cairn Homes PLC (b)	138,287	$ 174,231
COSMO Pharmaceuticals NV (b)(c)	1,930	170,207
Dalata Hotel Group PLC (b)	119,423	593,012
Fineos Corp., Ltd. ADR (b)	43,818	130,158
Fly Leasing, Ltd. ADR (b)	21,379	360,236
Glenveagh Properties PLC (b)(d)	202,349	215,703
Greencore Group PLC (b)	323,514	701,666
Hibernia REIT PLC	334,393	433,885
Irish Continental Group PLC (b)	67,981	353,549
Irish Residential Properties REIT PLC	313,519	601,357
Origin Enterprises PLC	52,785	241,949
Total Produce PLC	44,111	106,798
Uniphar PLC (b)	57,378	172,637
		4,839,374
ISRAEL — 2.7%
Africa Israel Properties, Ltd. (b)	5,024	175,818
Airport City, Ltd. (b)	17,696	248,984
Allot, Ltd. (b)(c)	16,019	255,823
Amot Investments, Ltd.	38,339	205,336
Ashtrom Group, Ltd.	10,576	199,170
AudioCodes, Ltd. (c)	13,762	371,299
Augwind Energy Tech Storage, Ltd. (b)	3,950	91,693
Azorim-Investment Development & Construction Co., Ltd. (b)	47,543	173,081
BATM Advanced Communications, Ltd. (b)	119,746	160,257
Bayside Land Corp., Ltd.	24,440	195,244
Bet Shemesh Engines Holdings 1997, Ltd. (b)	6,935	147,239
Big Shopping Centers, Ltd. (b)	2,353	254,090
Biondvax Pharmaceuticals, Ltd. ADR (b)(c)	3,021	11,480
Blue Square Real Estate, Ltd.	1,967	136,552
Cellcom Israel, Ltd. (b)	31,035	116,333
Ceragon Networks, Ltd. (b)(c)	41,423	156,165
Clal Insurance Enterprises Holdings, Ltd. (b)	33,920	561,892
Compugen, Ltd. (b)(c)	27,736	238,252
Danel Adir Yeoshua, Ltd.	1,293	212,521
Delek Automotive Systems, Ltd.	20,752	253,901
Delta Galil Industries, Ltd.	4,944	122,477
Elco, Ltd.	3,541	173,721
Electra Consumer Products 1970, Ltd.	4,520	195,726
Electra, Ltd.	1,880	980,958
Electreon Wireless, Ltd. (b)	1,900	123,867
Enlight Renewable Energy, Ltd. (b)	142,326	267,179
Equital, Ltd. (b)	7,365	179,221
See accompanying notes to financial statements.
73

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fattal Holdings 1998, Ltd. (b)	2,432	$ 263,569
FIBI Holdings, Ltd. (b)	4,194	131,931
Formula Systems 1985, Ltd.	5,273	466,311
Fox Wizel, Ltd.	2,871	327,935
Gamida Cell, Ltd. (b)(c)	27,472	222,248
Gazit-Globe, Ltd.	88,692	613,320
Harel Insurance Investments & Financial Services, Ltd.	38,726	391,708
Hilan, Ltd.	3,607	171,118
IDI Insurance Co., Ltd.	6,103	231,514
Inrom Construction Industries, Ltd.	65,358	323,585
Isracard, Ltd. (b)	53,747	185,029
Israel Canada T.R, Ltd.	83,279	237,248
Israel Discount Bank, Ltd. Class A (b)	1	4
Isras Investment Co., Ltd.	1,093	210,819
Itamar Medical Ltd. ADR (b)	4,381	104,925
Ituran Location and Control, Ltd.	12,144	257,817
Kamada, Ltd. (b)	14,150	86,605
Magic Software Enterprises, Ltd.	10,661	162,154
Matrix IT, Ltd.	13,513	324,260
Maytronics, Ltd.	10,548	191,969
Mediterranean Towers, Ltd.	41,488	115,418
Mega Or Holdings, Ltd.	6,245	184,539
Mehadrin, Ltd. (b)	1	36
Melisron, Ltd. (b)	5,947	332,242
Menora Mivtachim Holdings, Ltd.	8,093	168,184
Migdal Insurance & Financial Holding, Ltd. (b)	324,747	377,851
Mivne Real Estate KD, Ltd.	122,996	302,889
Nano Dimension, Ltd. ADR (b)	100,190	860,632
Naphtha Israel Petroleum Corp., Ltd. (b)	19,795	91,415
Nova Measuring Instruments, Ltd. (b)	22,308	1,960,069
Oil Refineries, Ltd. (b)	1,794,021	417,477
One Software Technologies, Ltd.	1,324	172,791
OPC Energy, Ltd. (b)	18,466	188,553
Partner Communications Co., Ltd. (b)	49,459	239,827
Paz Oil Co., Ltd.	5,140	472,892
Perion Network, Ltd. (b)	21,003	375,954
Phoenix Holdings, Ltd. (b)	80,769	709,911
RADA Electronic Industries, Ltd. (b)	22,817	274,032
Radware, Ltd. (b)	23,266	606,777
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,110	267,575
Redhill Biopharma, Ltd. ADR (b)(c)	7,988	58,472
Reit 1, Ltd.	105,288	487,810
See accompanying notes to financial statements.
74

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sapiens International Corp. NV	22,476	$ 707,704
Sella Capital Real Estate, Ltd. REIT	124,841	280,815
Shikun & Binui, Ltd. (b)	76,095	442,007
Shufersal, Ltd.	52,651	433,877
Silicom, Ltd. (b)	5,930	267,562
Summit Real Estate Holdings, Ltd. (b)	10,551	155,511
Tel Aviv Stock Exchange, Ltd.	27,338	168,880
Tufin Software Technologies, Ltd. (b)(c)	15,230	159,915
UroGen Pharma, Ltd. (b)(c)	5,265	102,562
		22,496,527
ITALY — 1.8%
AMCO - Asset Management Co. SpA (a)(b)(c)	2,346	—
Anima Holding SpA (d)	135,350	698,665
Arnoldo Mondadori Editore SpA (b)	130,414	238,803
Ascopiave SpA	33,822	155,228
Autogrill SpA (b)(c)	42,104	348,868
Avio SpA (b)	6,219	89,757
Banca IFIS SpA	12,469	164,867
Banca Monte dei Paschi di Siena SpA (b)(c)	148,545	199,725
Banca Popolare di Sondrio SCPA (b)	209,605	703,572
Banca Sistema SpA (b)(c)(d)	85,199	217,291
BFF Bank SpA (b)(c)(d)	41,119	303,011
Biesse SpA	10,446	300,054
BPER Banca (b)	550,230	1,213,504
Cementir Holding NV	30,311	311,714
Cerved Group SpA (b)	86,462	958,265
Credito Emiliano SpA (b)	13,005	76,118
Credito Valtellinese SpA (b)	47,031	673,919
Danieli & C Officine Meccaniche SpA	15,051	231,024
Datalogic SpA	4,921	100,751
Digital Bros SpA (c)	4,984	145,856
doValue SpA (b)(d)	19,461	237,874
El.En. SpA (b)	8,569	352,490
Esprinet SpA	23,971	303,143
Eurotech SpA (b)(c)	33,948	205,680
Falck Renewables SpA	93,729	672,525
Fila SpA (b)	9,600	113,957
Fincantieri SpA (b)(c)	121,389	99,654
Gruppo MutuiOnline SpA	10,991	580,651
Illimity Bank SpA (b)	14,747	165,869
Immobiliare Grande Distribuzione SIIQ SpA REIT	19,159	79,825
Italmobiliare SpA	2,007	67,698
See accompanying notes to financial statements.
75

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Juventus Football Club SpA (b)(c)	332,056	$ 306,202
Maire Tecnimont SpA (b)(c)	57,190	168,442
MARR SpA (b)	11,198	241,373
OVS SpA (b)(c)(d)	227,065	358,139
Piaggio & C SpA	76,261	290,041
Prima Industrie SpA (b)	364	9,604
RAI Way SpA (d)	43,789	247,547
Retelit SpA (c)	128,069	347,700
Safilo Group SpA (b)(c)	56,305	60,252
Sesa SpA (b)	1,987	243,340
Societa Cattolica di Assicurazioni SC (b)(c)	73,589	432,878
Tamburi Investment Partners SpA	60,412	538,197
Technogym SpA (b)(d)	49,155	572,519
Tinexta SpA (b)	7,795	207,049
Tod's SpA (b)	1,475	48,228
Unieuro SpA (b)(d)	17,665	449,490
Webuild SpA (c)	223,930	469,522
		15,000,881
JAPAN — 32.6%
3-D Matrix, Ltd. (b)	40,800	104,862
77 Bank, Ltd.	38,000	536,814
Access Co., Ltd. (b)(c)	10,800	81,513
Achilles Corp.	10,000	134,299
Adastria Co., Ltd.	10,000	183,620
ADEKA Corp.	36,800	723,345
Advanced Media, Inc. (b)	12,100	90,011
Adways, Inc. (c)	10,500	77,728
Aeon Delight Co., Ltd.	10,900	318,122
Aeon Fantasy Co., Ltd.	7,900	173,586
AEON Financial Service Co., Ltd.	38,900	522,774
Ai Holdings Corp.	18,100	359,215
AI inside, Inc. (b)	400	128,688
Aichi Bank, Ltd.	8,100	221,376
Aichi Steel Corp.	3,200	107,439
Aida Engineering, Ltd.	28,100	252,773
Aiful Corp. (b)	109,876	318,193
Aiming, Inc. (b)	19,200	73,672
Airtrip Corp.	10,400	216,188
Aisan Industry Co., Ltd.	27,200	165,169
Akatsuki, Inc.	2,300	93,145
Akebono Brake Industry Co., Ltd. (b)(c)	63,800	113,166
Akita Bank, Ltd.	12,100	160,421
See accompanying notes to financial statements.
76

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ALBERT, Inc. (b)(c)	900	$ 51,475
Albis Co., Ltd. (c)	9,500	211,579
Alconix Corp.	10,900	163,155
Altech Corp.	12,380	245,471
Amiyaki Tei Co., Ltd. (c)	1,700	45,677
Amuse, Inc.	9,300	214,363
Anest Iwata Corp.	21,500	200,991
AnGes, Inc. (b)(c)	41,900	404,970
Anicom Holdings, Inc.	41,800	380,550
Aomori Bank, Ltd. (c)	7,600	173,665
Arakawa Chemical Industries, Ltd.	10,900	130,208
Arata Corp.	7,300	324,041
Arcland Sakamoto Co., Ltd.	10,700	164,615
Arcland Service Holdings Co., Ltd.	10,700	211,192
Arcs Co., Ltd.	22,700	491,183
Arealink Co., Ltd.	4,100	43,004
Argo Graphics, Inc.	11,400	327,557
Arisawa Manufacturing Co., Ltd.	10,900	98,643
Aruhi Corp. (c)	10,900	178,050
Asahi Holdings, Inc.	42,746	819,331
ASAHI YUKIZAI Corp.	10,800	146,606
Asanuma Corp.	8,200	332,452
Asia Pile Holdings Corp.	6,600	31,895
ASKA Pharmaceutical Co., Ltd.	10,800	143,088
ASKUL Corp.	10,900	417,258
Atom Corp. (c)	11,900	82,385
Atrae, Inc. (b)	12,000	186,136
Autobacs Seven Co., Ltd.	37,900	514,480
Avex, Inc. (c)	15,900	196,700
Awa Bank, Ltd.	32,200	726,176
Axial Retailing, Inc.	10,000	435,747
Bando Chemical Industries, Ltd.	32,700	221,354
Bank of Iwate, Ltd.	8,000	172,959
Bank of Nagoya, Ltd. (c)	3,160	90,081
Bank of Okinawa, Ltd.	20,500	565,837
Bank of Saga, Ltd.	10,900	145,596
Bank of the Ryukyus, Ltd.	43,120	304,376
BASE, Inc. (b)(c)	17,000	245,077
BayCurrent Consulting, Inc.	7,200	1,645,249
Belc Co., Ltd.	6,300	351,774
Bell System24 Holdings, Inc.	12,900	220,759
Belluna Co., Ltd.	22,800	267,823
See accompanying notes to financial statements.
77

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BeNEXT Group, Inc. (c)	34,777	$ 554,229
Bic Camera, Inc.	32,800	368,072
BML, Inc.	12,200	422,308
BrainPad, Inc. (b)(c)	1,300	64,471
Broadleaf Co., Ltd.	51,000	250,615
BRONCO BILLY Co., Ltd.	8,200	175,651
Bunka Shutter Co., Ltd.	36,000	343,385
Bushiroad, Inc. (b)	6,500	173,118
CAICA, Inc. (b)(c)	753,900	334,309
Can Do Co., Ltd.	20,500	373,267
Carna Biosciences, Inc. (b)	4,400	53,915
Cawachi, Ltd.	4,600	119,933
Central Glass Co., Ltd.	34,569	737,055
Central Security Patrols Co., Ltd.	6,500	200,294
Change, Inc. (b)(c)	7,000	225,204
Chatwork Co., Ltd. (b)	9,600	110,595
Chiba Kogyo Bank, Ltd.	53,700	144,334
Chiyoda Co., Ltd.	16,800	150,668
Chiyoda Corp. (b)(c)	93,100	402,731
Chiyoda Integre Co., Ltd.	5,600	96,290
Chofu Seisakusho Co., Ltd.	10,900	214,350
Chubu Shiryo Co., Ltd.	10,800	140,253
Chudenko Corp.	10,000	213,665
Chugoku Bank, Ltd.	35,200	297,846
Chugoku Marine Paints, Ltd.	31,900	287,244
CI Takiron Corp.	37,800	232,273
Citizen Watch Co., Ltd.	117,600	402,288
CKD Corp.	37,800	789,182
CMK Corp. (c)	32,400	140,742
cocokara fine, Inc. (c)	11,300	870,253
COLOPL, Inc.	32,600	246,049
Colowide Co., Ltd. (c)	18,300	314,661
Computer Engineering & Consulting, Ltd.	10,700	139,148
Comture Corp.	10,900	263,376
CONEXIO Corp.	10,800	135,660
Cosel Co., Ltd.	19,500	193,059
Cosmo Energy Holdings Co., Ltd.	21,300	508,309
CRE Logistics REIT, Inc.	188	291,443
Crea Holdings, Inc. (b)(c)	144,300	95,329
Create Restaurants Holdings, Inc. (b)(c)	28,400	221,803
CTS Co., Ltd. (c)	32,800	253,495
Curves Holdings Co., Ltd.	20,600	187,357
See accompanying notes to financial statements.
78

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cyber Security Cloud, Inc. (b)(c)	2,500	$ 78,394
CYBERDYNE, Inc. (b)(c)	10,900	63,033
Cybozu, Inc.	5,300	107,055
Dai Nippon Toryo Co., Ltd.	10,800	88,843
Daibiru Corp.	21,300	275,069
Daido Metal Co., Ltd.	24,800	131,967
Daido Steel Co., Ltd.	17,200	795,403
Daihen Corp.	9,600	422,661
Daiho Corp.	12,900	452,376
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	18,900	223,721
Daiichikosho Co., Ltd.	12,500	485,294
Daiken Corp.	9,900	197,462
Daiki Aluminium Industry Co., Ltd.	32,600	316,264
Daikyonishikawa Corp.	16,100	112,773
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	196,786
Daiseki Co., Ltd.	20,900	758,452
Daishi Hokuetsu Financial Group, Inc.	27,500	649,547
Daito Pharmaceutical Co., Ltd.	8,600	279,792
Daiwabo Holdings Co., Ltd.	52,000	791,529
DCM Holdings Co., Ltd.	66,293	694,727
DDS, Inc. (b)	59,300	119,137
Demae-Can Co., Ltd. (b)	11,172	246,391
Denyo Co., Ltd.	10,000	189,321
Descente, Ltd. (b)	20,300	345,743
Dexerials Corp.	29,600	506,816
Digital Arts, Inc.	8,100	710,308
Digital Garage, Inc.	14,800	603,385
Digital Hearts Holdings Co., Ltd. (c)	6,200	91,008
Dip Corp.	13,100	343,682
DKK Co., Ltd.	8,700	213,839
DKS Co., Ltd. (c)	8,400	279,747
DMG Mori Co., Ltd.	32,600	535,171
Doshisha Co., Ltd.	10,900	184,560
Doutor Nichires Holdings Co., Ltd.	41,672	648,650
Dowa Holdings Co., Ltd.	29,400	1,225,222
DTS Corp.	55,124	1,260,120
Duskin Co., Ltd.	19,600	493,991
DyDo Group Holdings, Inc.	4,100	197,394
Dynam Japan Holdings Co., Ltd.	10,000	9,531
Earth Corp.	10,300	620,796
EDION Corp. (c)	62,900	705,277
Edulab, Inc.	2,400	178,751
See accompanying notes to financial statements.
79

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
eGuarantee, Inc.	21,600	$ 407,957
E-Guardian, Inc.	10,800	281,973
Ehime Bank, Ltd.	17,740	164,557
Eiken Chemical Co., Ltd.	16,100	315,152
Eizo Corp.	10,800	408,054
Enigmo, Inc.	9,700	121,316
en-japan, Inc.	10,700	330,683
EPS Holdings, Inc.	16,800	171,801
eRex Co., Ltd. (c)	23,400	390,918
ES-Con Japan, Ltd.	32,300	229,462
Eslead Corp. (c)	15,400	234,554
ESPEC Corp.	13,200	220,876
euglena Co., Ltd. (b)	36,300	347,889
Exedy Corp.	14,400	218,020
FAN Communications, Inc.	38,300	142,802
FCC Co., Ltd.	31,128	523,401
FDK Corp. (b)(c)	19,800	250,860
Feed One Co., Ltd.	9,160	75,850
Ferrotec Holdings Corp.	32,400	647,707
FIDEA Holdings Co., Ltd.	149,300	185,105
Financial Products Group Co., Ltd.	24,900	162,695
Fixstars Corp.	14,800	138,357
Fronteo, Inc. (b)	15,600	114,918
Frontier Real Estate Investment Corp. REIT	146	622,977
Fudo Tetra Corp.	9,040	157,566
Fuji Co., Ltd. (c)	10,900	211,983
Fuji Corp.	34,800	892,833
Fuji Kyuko Co., Ltd.	7,400	393,774
Fuji Pharma Co., Ltd.	7,000	80,706
Fuji Seal International, Inc.	10,100	226,130
Fuji Soft, Inc.	14,800	767,457
Fujibo Holdings, Inc.	7,200	260,633
Fujicco Co., Ltd.	10,000	176,471
Fujikura, Ltd. (b)	142,400	699,757
Fujimi, Inc.	10,700	417,833
Fujimori Kogyo Co., Ltd.	7,500	305,430
Fujita Kanko, Inc. (b)(c)	4,399	76,873
Fujitec Co., Ltd.	32,700	697,797
Fujiya Co., Ltd.	6,800	139,631
Fukuda Corp. (c)	4,000	191,493
Fukui Bank, Ltd.	12,900	228,814
Fukuoka REIT Corp.	732	1,151,327
See accompanying notes to financial statements.
80

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fukushima Galilei Co., Ltd.	8,400	$ 331,439
FULLCAST Holdings Co., Ltd.	10,700	193,471
Fumakilla, Ltd.	14,900	214,533
Funai Electric Co., Ltd. (b)(c)	36,100	300,234
Funai Soken Holdings, Inc.	18,300	355,401
Furukawa Co., Ltd.	17,838	215,670
Furukawa Electric Co., Ltd. (c)	16,200	435,421
Furuno Electric Co., Ltd.	16,800	166,176
Fuso Chemical Co., Ltd.	10,900	400,982
Futaba Corp.	10,800	94,903
Fuyo General Lease Co., Ltd.	10,000	689,593
GA Technologies Co., Ltd. (b)(c)	4,500	90,041
Gakken Holdings Co., Ltd.	18,000	237,665
Genki Sushi Co., Ltd. (c)	1,600	38,270
Genky DrugStores Co., Ltd.	5,100	176,308
Geo Holdings Corp. (c)	17,200	184,919
giftee, Inc. (b)(c)	5,100	161,077
Giken, Ltd.	8,900	401,909
Global One Real Estate Investment Corp. REIT	303	330,695
GLOBERIDE, Inc.	6,800	263,077
Glory, Ltd.	29,100	626,769
GMO GlobalSign Holdings KK	1,700	104,462
GNI Group, Ltd. (b)(c)	12,800	251,714
Goldcrest Co., Ltd.	12,100	185,716
Grace Technology, Inc.	6,200	161,817
Gree, Inc.	41,200	208,424
GS Yuasa Corp. (c)	32,800	890,498
G-Tekt Corp.	12,400	168,662
GungHo Online Entertainment, Inc.	12,800	253,220
Gunma Bank, Ltd.	62,100	223,110
Gunze, Ltd.	9,200	345,937
Gurunavi, Inc. (b)(c)	8,900	49,695
H.U. Group Holdings, Inc.	26,600	894,290
H2O Retailing Corp. (c)	56,300	466,704
Hachijuni Bank, Ltd.	108,300	394,976
Hamakyorex Co., Ltd.	7,200	211,439
Hankyu Hanshin REIT, Inc.	401	547,973
Hanwa Co., Ltd.	25,300	777,317
Happinet Corp.	3,700	51,398
Hazama Ando Corp.	85,200	654,614
HEALIOS KK (b)(c)	13,600	205,415
Heiwa Real Estate Co., Ltd.	13,100	409,597
See accompanying notes to financial statements.
81

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Heiwa Real Estate REIT, Inc.	336	$ 472,528
Heiwado Co., Ltd.	16,800	341,169
Hennge KK (b)	2,700	180,570
Hibiya Engineering, Ltd.	7,500	131,810
Hiday Hidaka Corp. (c)	11,104	180,578
Hioki EE Corp.	8,200	318,724
Hirano Tecseed Co., Ltd.	10,700	281,202
Hirata Corp. (c)	6,800	422,154
Hirogin Holdings, Inc. (c)	44,900	275,089
HIS Co., Ltd. (b)(c)	10,000	200,452
Hochiki Corp.	14,100	174,687
Hogy Medical Co., Ltd.	10,800	329,864
Hokkaido Electric Power Co., Inc. (c)	95,900	438,276
Hokkaido Gas Co., Ltd. (c)	10,000	145,158
Hokkoku Bank, Ltd.	16,300	416,424
Hokuetsu Corp.	44,100	206,731
Hokuhoku Financial Group, Inc.	59,700	555,939
Hokuriku Electric Power Co.	32,800	224,702
Hokuto Corp.	3,800	71,770
H-One Co., Ltd. (c)	18,000	130,480
Hoosiers Holdings (c)	34,400	229,437
Hoshino Resorts REIT, Inc. (c)	130	750,588
Hosiden Corp.	21,000	219,692
Hosokawa Micron Corp.	4,800	291,475
Howa Machinery, Ltd.	27,900	218,908
Hulic Reit, Inc.	327	512,843
Hyakugo Bank, Ltd.	98,500	297,728
Hyakujushi Bank, Ltd.	13,300	203,412
IBJ Leasing Co., Ltd.	10,700	321,968
IBJ, Inc.	12,100	104,137
Ichibanya Co., Ltd.	5,600	244,271
Ichigo Hotel REIT Investment Corp.	205	156,950
Ichigo Office REIT Investment Corp.	506	434,107
Ichigo, Inc.	25,200	74,574
Ichikoh Industries, Ltd. (c)	28,800	198,081
Idec Corp.	11,500	184,728
IGNIS, Ltd. (b)(c)	7,200	195,345
Iino Kaiun Kaisha, Ltd.	83,280	399,443
Imasen Electric Industrial (c)	21,600	152,862
Imuraya Group Co., Ltd.	8,600	197,528
Inaba Denki Sangyo Co., Ltd.	15,000	362,172
Inabata & Co., Ltd.	16,900	253,576
See accompanying notes to financial statements.
82

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Infocom Corp.	11,700	$ 297,953
Infomart Corp.	76,800	662,357
Insource Co., Ltd. (c)	14,400	300,641
Intage Holdings, Inc.	32,800	386,179
Internet Initiative Japan, Inc.	24,000	564,271
Invesco Office J-Reit, Inc.	3,638	573,849
Invincible Investment Corp. REIT	2,236	844,824
Iriso Electronics Co., Ltd.	10,300	460,004
Ishihara Sangyo Kaisha, Ltd.	14,000	115,421
Istyle, Inc. (b)	32,800	141,886
Itfor, Inc.	33,400	250,878
Itochu Enex Co., Ltd.	25,400	251,012
Itoki Corp.	26,100	98,731
Iwatani Corp.	36,900	2,280,787
J Front Retailing Co., Ltd.	94,500	898,819
J Trust Co., Ltd. (b)(c)	50,400	106,273
Jaccs Co., Ltd.	15,000	308,009
JAFCO Group Co., Ltd. (c)	14,000	833,665
Japan Aviation Electronics Industry, Ltd.	33,000	534,570
Japan Communications, Inc. (b)	119,300	278,547
Japan Display, Inc. (b)(c)	344,710	149,738
Japan Elevator Service Holdings Co., Ltd.	20,000	430,769
Japan Excellent, Inc. REIT	603	782,536
Japan Hotel REIT Investment Corp.	1,700	958,462
Japan Lifeline Co., Ltd.	28,500	361,344
Japan Material Co., Ltd.	39,000	462,353
Japan Metropolitan Fund Invest REIT	728	745,129
Japan Petroleum Exploration Co., Ltd.	13,400	249,204
Japan Pulp & Paper Co., Ltd.	7,900	260,950
Japan Securities Finance Co., Ltd. (c)	23,300	168,266
Japan Steel Works, Ltd.	34,900	829,704
Japan Wool Textile Co., Ltd.	19,400	180,833
JCU Corp.	10,900	411,339
Jeol, Ltd.	17,000	675,385
Jimoto Holdings, Inc. (c)	14,010	100,796
JINS Holdings, Inc.	6,600	470,063
JMDC, Inc. (b)	3,600	170,063
Joshin Denki Co., Ltd.	13,500	386,063
Joyful Honda Co., Ltd.	39,800	516,860
JSP Corp.	8,100	136,344
Juki Corp.	30,400	244,851
Juroku Bank, Ltd.	19,400	387,824
See accompanying notes to financial statements.
83

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
JVC Kenwood Corp.	70,200	$ 139,765
Kadokawa Dwango	23,800	925,077
Kaga Electronics Co., Ltd.	15,300	343,385
Kamakura Shinsho, Ltd.	5,300	61,346
Kameda Seika Co., Ltd.	8,400	366,407
Kamei Corp.	16,300	183,209
Kanamoto Co., Ltd.	15,100	393,693
Kanematsu Corp.	107,499	1,445,643
Kanematsu Electronics, Ltd.	7,900	266,670
Kanto Denka Kogyo Co., Ltd.	24,000	194,389
Kaonavi, Inc. (b)(c)	2,900	88,837
Kasai Kogyo Co., Ltd. (c)	28,700	117,917
Katakura Industries Co., Ltd. (c)	55,174	726,499
Katitas Co., Ltd.	19,600	548,090
Kato Sangyo Co., Ltd.	10,400	336,471
Kato Works Co., Ltd.	8,400	87,573
KAWADA TECHNOLOGIES, Inc.	1,300	55,412
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	196,380
Kawasaki Kisen Kaisha, Ltd. (b)	34,600	793,765
Keiyo Bank, Ltd.	68,000	281,846
Keiyo Co., Ltd. (c)	28,800	191,044
Kenedix Residential Next Investment Corp. REIT	237	463,276
Kenedix Retail REIT Corp.	225	547,127
Kenko Mayonnaise Co., Ltd.	10,900	186,138
Key Coffee, Inc.	6,100	117,418
KH Neochem Co., Ltd.	14,200	359,562
Kintetsu World Express, Inc.	12,300	319,800
Kisoji Co., Ltd. (c)	10,300	217,652
Kissei Pharmaceutical Co., Ltd.	20,000	443,439
Kitanotatsujin Corp.	40,800	235,200
Kito Corp.	13,200	218,009
Kitz Corp.	98,100	569,069
Kiyo Bank, Ltd.	59,060	885,633
KLab, Inc. (b)(c)	10,100	73,579
Koa Corp.	15,700	222,357
Kobe Steel, Ltd. (b)	120,100	812,985
Kohnan Shoji Co., Ltd.	11,300	325,706
Kokuyo Co., Ltd.	10,000	155,113
Komatsu Matere Co., Ltd. (c)	24,700	217,494
KOMEDA Holdings Co., Ltd.	18,800	342,824
Komeri Co., Ltd.	10,300	287,561
Komori Corp.	42,436	288,027
See accompanying notes to financial statements.
84

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Konica Minolta, Inc. (c)	159,000	$ 863,348
Konishi Co., Ltd.	11,600	188,434
Konoike Transport Co., Ltd.	10,900	119,259
Koshidaka Holdings Co., Ltd.	20,600	111,109
Kotobuki Spirits Co., Ltd. (c)	14,900	969,511
Kourakuen Holdings Corp. (b)(c)	8,000	123,946
Krosaki Harima Corp.	3,300	146,186
Kudan, Inc. (b)	3,300	140,362
Kumagai Gumi Co., Ltd.	18,200	494,941
Kumiai Chemical Industry Co., Ltd.	44,700	406,143
Kura Sushi, Inc. (c)	5,700	384,299
Kurabo Industries, Ltd.	24,970	433,416
Kureha Corp.	8,200	566,950
Kurimoto, Ltd.	12,300	194,908
KYB Corp. (b)	13,683	373,961
Kyoei Steel, Ltd.	14,200	213,321
Kyokuto Kaihatsu Kogyo Co., Ltd.	14,000	209,557
Kyokuyo Co., Ltd. (c)	2,200	60,824
KYORIN Holdings, Inc.	27,700	483,309
Kyoritsu Maintenance Co., Ltd. (c)	10,900	361,525
Kyosan Electric Manufacturing Co., Ltd.	10,900	40,641
LAC Co., Ltd. (c)	6,900	67,002
Lacto Japan Co., Ltd. (c)	7,400	189,186
LEC, Inc. (c)	12,900	147,445
Lifenet Insurance Co. (b)	10,900	124,881
LIFULL Co., Ltd.	29,100	108,236
Locondo, Inc. (b)(c)	4,100	82,445
M&A Capital Partners Co., Ltd. (b)	8,400	418,100
Macnica Fuji Electronics Holdings, Inc.	28,500	569,742
Maeda Corp.	30,700	265,604
Maeda Kosen Co., Ltd.	7,500	226,697
Maeda Road Construction Co., Ltd.	10,900	211,391
Makino Milling Machine Co., Ltd.	16,400	643,385
Makuake, Inc. (b)(c)	1,200	76,018
Mandom Corp.	14,000	264,543
Mars Group Holdings Corp.	10,900	163,056
Marudai Food Co., Ltd.	43,731	679,117
Maruha Nichiro Corp.	31,920	758,281
Marusan Securities Co., Ltd. (c)	54,738	318,521
Maruwa Co., Ltd.	3,600	370,100
Matsuya Co., Ltd. (b)	26,100	216,831
Max Co., Ltd.	17,400	257,772
See accompanying notes to financial statements.
85

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Maxell Holdings, Ltd. (b)	23,400	$ 296,259
MCJ Co., Ltd.	34,600	301,537
MEC Co., Ltd. (c)	12,600	274,691
Media Do Co., Ltd. (c)	2,300	136,751
Medical Data Vision Co., Ltd.	12,900	249,711
Medley, Inc. (b)(c)	4,000	160,000
MedPeer, Inc. (b)	3,500	207,149
Megachips Corp.	10,900	348,208
Megmilk Snow Brand Co., Ltd.	20,500	417,235
Meidensha Corp.	25,100	546,748
Meiko Electronics Co., Ltd.	11,167	271,545
Meiko Network Japan Co., Ltd.	24,600	132,907
Meisei Industrial Co., Ltd.	28,900	202,692
Meitec Corp.	10,800	597,176
Melco Holdings, Inc.	4,000	139,728
Michinoku Bank, Ltd.	5,720	56,268
Mie Kotsu Group Holdings, Inc. (c)	45,500	210,000
Milbon Co., Ltd.	11,300	620,733
Mimasu Semiconductor Industry Co., Ltd.	13,300	328,468
Minkabu The Infonoid, Inc. (c)	6,800	271,385
Mirai Corp. REIT	545	236,989
Mirait Holdings Corp.	37,160	614,401
Miroku Jyoho Service Co., Ltd. (c)	10,800	201,437
Mitsubishi Estate Logistics REIT Investment Corp.	109	429,095
Mitsubishi Kakoki Kaisha, Ltd. (c)	16,500	422,131
Mitsubishi Logisnext Co., Ltd.	10,900	127,841
Mitsubishi Pencil Co., Ltd.	24,400	352,862
Mitsubishi Research Institute, Inc.	6,900	257,267
Mitsubishi Shokuhin Co., Ltd.	8,000	224,072
Mitsuboshi Belting, Ltd.	11,500	185,353
Mitsui Matsushima Holdings Co., Ltd. (c)	12,000	108,054
Mitsui Mining & Smelting Co., Ltd. (c)	29,200	1,014,733
Mitsui Sugar Co., Ltd.	29,600	525,567
Mitsui-Soko Holdings Co., Ltd.	12,900	253,097
Mixi, Inc.	20,200	506,371
Miyaji Engineering Group, Inc.	2,600	55,741
Miyazaki Bank, Ltd.	12,380	261,829
Mizuno Corp.	7,800	153,459
Mochida Pharmaceutical Co., Ltd.	13,200	512,471
Modec, Inc.	9,000	184,317
Monex Group, Inc. (c)	84,400	713,390
Money Forward, Inc. (b)	13,200	499,330
See accompanying notes to financial statements.
86

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Monogatari Corp	2,800	$ 182,443
Mori Trust Hotel Reit, Inc.	142	177,725
Mori Trust Sogo Reit, Inc.	293	411,791
Morita Holdings Corp.	19,000	307,267
MOS Food Services, Inc. (c)	10,900	320,588
m-up Holdings, Inc.	4,500	119,525
Musashi Seimitsu Industry Co., Ltd.	25,500	435,923
Musashino Bank, Ltd.	10,780	178,236
Nachi-Fujikoshi Corp.	10,900	474,964
Nagaileben Co., Ltd.	10,900	270,281
Nagano Keiki Co., Ltd.	22,100	196,200
Nakanishi, Inc.	54,240	1,131,432
NanoCarrier Co., Ltd. (b)(c)	34,700	96,406
Nanto Bank, Ltd.	10,000	178,462
Neturen Co., Ltd.	51,983	286,495
Nextage Co., Ltd.	32,700	558,119
NexTone, Inc. (b)	4,200	129,041
NHK Spring Co., Ltd.	32,800	246,371
Nichias Corp.	32,800	834,100
Nichiban Co., Ltd.	10,000	173,213
Nichicon Corp. (c)	34,300	347,967
Nichiha Corp.	14,100	412,154
Nichi-iko Pharmaceutical Co., Ltd. (c)	59,000	531,267
Nichireki Co., Ltd.	10,800	154,425
Nihon House Holdings Co., Ltd. (c)	43,200	132,532
Nihon Nohyaku Co., Ltd.	32,600	160,492
Nihon Parkerizing Co., Ltd.	51,000	551,538
Nihon Tokushu Toryo Co., Ltd.	10,800	105,166
Nihon Trim Co., Ltd. (c)	1,500	55,724
Nikkiso Co., Ltd.	56,840	579,717
Nikkon Holdings Co., Ltd.	54,780	1,102,045
Nippn Corp.	26,300	394,381
Nippon Carbide Industries Co., Inc.	13,300	161,526
Nippon Carbon Co., Ltd.	11,171	469,586
Nippon Ceramic Co., Ltd.	10,400	251,012
Nippon Chemical Industrial Co., Ltd.	8,100	218,297
Nippon Coke & Engineering Co., Ltd.	76,800	79,233
Nippon Densetsu Kogyo Co., Ltd.	21,400	375,129
Nippon Electric Glass Co., Ltd.	17,300	401,579
Nippon Gas Co., Ltd.	32,700	569,957
Nippon Kayaku Co., Ltd.	40,300	389,871
Nippon Koei Co., Ltd.	9,800	278,480
See accompanying notes to financial statements.
87

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nippon Light Metal Holdings Co., Ltd.	32,190	$ 644,674
Nippon Paper Industries Co., Ltd. (c)	14,400	172,800
Nippon Parking Development Co., Ltd.	38,500	53,308
Nippon Pillar Packing Co., Ltd.	12,000	202,425
NIPPON REIT Investment Corp.	367	1,403,235
Nippon Road Co., Ltd.	4,700	350,054
Nippon Sheet Glass Co., Ltd. (b)(c)	37,800	193,960
Nippon Signal Co., Ltd.	29,800	264,559
Nippon Soda Co., Ltd.	10,900	344,756
Nippon Steel Trading Corp.	3,600	132,109
Nippon Suisan Kaisha, Ltd.	139,299	670,652
Nippon Thompson Co., Ltd.	49,200	294,755
Nippon Yakin Kogyo Co., Ltd.	8,600	159,937
Nipro Corp. (c)	10,400	125,835
Nishimatsu Construction Co., Ltd. (c)	28,600	726,776
Nishimatsuya Chain Co., Ltd. (c)	21,453	324,610
Nishi-Nippon Financial Holdings, Inc.	69,300	498,584
Nishio Rent All Co., Ltd.	11,600	314,302
Nissan Shatai Co., Ltd.	19,400	139,750
Nissei ASB Machine Co., Ltd.	4,700	223,728
Nissei Plastic Industrial Co., Ltd.	21,800	201,625
Nissha Co., Ltd.	21,600	267,801
Nisshin Oillio Group, Ltd.	13,600	401,846
Nisshinbo Holdings, Inc.	65,100	485,452
Nissin Corp.	10,800	142,110
Nitta Corp.	9,900	235,987
Nittetsu Mining Co., Ltd.	3,200	197,213
Nitto Boseki Co., Ltd. (c)	25,730	937,224
Nitto Kogyo Corp.	19,500	357,882
Nittoku Co., Ltd.	9,400	279,873
Nohmi Bosai, Ltd.	14,600	284,072
Nojima Corp.	10,700	272,293
NOK Corp.	35,600	483,580
Nomura Co., Ltd.	37,600	312,369
Noritake Co., Ltd.	6,900	221,674
Noritsu Koki Co., Ltd.	9,800	235,555
Noritz Corp.	12,100	193,162
North Pacific Bank, Ltd. (c)	135,400	392,109
NS United Kaiun Kaisha, Ltd.	10,000	170,588
NSD Co., Ltd.	34,600	576,458
NTN Corp. (b)	183,700	566,893
Obara Group, Inc. (c)	8,900	304,855
See accompanying notes to financial statements.
88

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Oenon Holdings, Inc.	83,800	$ 310,174
Ogaki Kyoritsu Bank, Ltd.	10,000	201,538
Ohara, Inc. (c)	9,600	146,650
Ohsho Food Service Corp.	6,800	358,154
Oiles Corp.	10,900	167,100
Oisix ra daichi, Inc. (b)	10,800	284,905
Oita Bank, Ltd.	15,380	299,806
Okabe Co., Ltd.	15,600	110,118
Okamoto Industries, Inc.	6,360	242,025
Okamura Corp.	53,100	623,264
Okasan Securities Group, Inc. (c)	76,382	311,749
Oki Electric Industry Co., Ltd.	42,900	446,471
Okinawa Electric Power Co., Inc.	22,677	318,299
OKUMA Corp.	13,200	758,552
Okumura Corp.	16,800	447,290
Okuwa Co., Ltd.	14,500	158,778
Oncolys BioPharma, Inc. (b)	4,300	45,880
OncoTherapy Science, Inc. (b)(c)	120,900	134,576
One REIT, Inc.	96	270,190
Open Door, Inc. (b)	8,500	141,154
OPT Holding, Inc.	10,000	181,448
Optex Group Co., Ltd.	14,700	219,502
Optim Corp. (b)(c)	5,400	145,287
Optorun Co., Ltd.	10,900	270,576
Orient Corp.	70,200	97,835
Osaka Organic Chemical Industry, Ltd. (c)	18,200	611,059
Osaka Soda Co., Ltd.	10,700	255,347
OSAKA Titanium Technologies Co., Ltd. (c)	8,500	73,846
Osaki Electric Co., Ltd.	16,000	88,326
OSG Corp.	10,800	192,641
OSJB Holdings Corp.	84,600	226,621
Outsourcing, Inc.	41,300	666,780
Oyo Corp.	16,200	189,415
Pacific Industrial Co., Ltd.	27,500	316,312
Pacific Metals Co., Ltd. (c)	7,399	143,628
Pack Corp.	10,000	273,303
PAL GROUP Holdings Co., Ltd. (b)	10,700	148,154
Paramount Bed Holdings Co., Ltd.	20,000	425,882
Pasona Group, Inc.	10,800	182,476
PC Depot Corp. (c)	49,200	220,398
Penta-Ocean Construction Co., Ltd.	139,600	1,097,850
Pharma Foods International Co., Ltd. (c)	10,400	336,000
See accompanying notes to financial statements.
89

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PIA Corp. (c)	5,100	$ 141,462
Pilot Corp.	10,000	319,457
Piolax, Inc.	13,200	194,118
PKSHA Technology, Inc. (b)	5,200	140,847
Plenus Co., Ltd.	9,900	169,420
Poletowin Pitcrew Holdings, Inc.	14,500	180,692
Precision System Science Co., Ltd. (b)(c)	8,000	69,719
Premier Investment Corp. REIT	1,189	1,701,185
Press Kogyo Co., Ltd.	55,400	166,952
Pressance Corp.	5,500	84,068
Prestige International, Inc.	50,200	373,433
Prima Meat Packers, Ltd.	11,700	369,529
Qol Holdings Co., Ltd.	10,800	152,080
Raccoon Holdings, Inc. (c)	7,600	185,976
Raito Kogyo Co., Ltd.	32,500	552,941
Raiznext Corp. (c)	27,500	297,647
Raksul, Inc. (b)	7,200	336,217
RaQualia Pharma, Inc. (b)(c)	15,300	144,692
Relia, Inc.	20,800	269,365
RENOVA, Inc. (b)(c)	19,700	664,095
ReproCELL, Inc. (b)(c)	36,600	136,795
Resorttrust, Inc.	41,800	699,062
Restar Holdings Corp.	10,800	199,385
Retail Partners Co., Ltd.	11,300	142,145
Rheon Automatic Machinery Co., Ltd. (c)	11,300	120,056
Ricoh Leasing Co., Ltd.	7,700	241,801
Riken Corp.	7,000	158,371
Riken Keiki Co., Ltd.	10,900	271,760
Riken Technos Corp.	42,700	199,395
Riken Vitamin Co., Ltd.	10,800	133,412
Ringer Hut Co., Ltd.	10,900	224,412
Riso Kagaku Corp.	9,200	122,472
Rock Field Co., Ltd.	10,600	161,830
Rokko Butter Co., Ltd.	10,600	162,118
Rorze Corp.	10,900	771,385
Round One Corp. (c)	37,500	422,511
Royal Holdings Co., Ltd. (b)	10,900	197,482
RS Technologies Co., Ltd.	4,900	283,357
Ryobi, Ltd. (b)	16,400	246,668
Ryosan Co., Ltd.	10,000	204,434
S Foods, Inc.	10,900	373,362
Sac's Bar Holdings, Inc. (c)	29,300	160,421
See accompanying notes to financial statements.
90

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sagami Holdings Corp. (b)(c)	19,400	$ 199,618
Saizeriya Co., Ltd.	11,600	238,824
Sakai Chemical Industry Co., Ltd.	26,953	512,961
Sakai Moving Service Co., Ltd.	4,200	188,335
Sakata INX Corp.	20,200	194,505
Sakata Seed Corp.	13,000	481,176
Sakura Internet, Inc.	34,700	245,569
Sala Corp.	52,400	290,690
SAMTY Co., Ltd.	12,700	233,082
San ju San Financial Group, Inc.	10,900	137,310
San-A Co., Ltd.	10,200	425,077
San-Ai Oil Co., Ltd.	33,200	394,494
SanBio Co., Ltd. (b)(c)	10,900	188,900
Sanei Architecture Planning Co., Ltd.	13,900	221,897
Sangetsu Corp.	30,500	462,882
San-In Godo Bank, Ltd.	70,900	359,954
Sanken Electric Co., Ltd. (c)	10,900	511,955
Sanki Engineering Co., Ltd.	22,100	290,600
Sankyo Tateyama, Inc.	25,000	186,425
Sanoh Industrial Co., Ltd. (c)	33,800	395,200
Sanrio Co., Ltd. (c)	26,500	420,643
Sansan, Inc. (b)	5,700	490,561
Sanyo Chemical Industries, Ltd.	5,400	273,665
Sanyo Denki Co., Ltd.	5,000	266,516
Sanyo Electric Railway Co., Ltd. (c)	7,800	133,271
Sanyo Special Steel Co., Ltd. (b)	20,287	299,807
Sanyo Trading Co., Ltd.	24,700	257,729
Sapporo Holdings, Ltd. (c)	34,000	705,538
Sato Holdings Corp.	24,040	627,216
Seikagaku Corp.	18,800	175,920
Seiko Holdings Corp.	11,800	200,440
Seiren Co., Ltd.	35,280	621,311
Sekisui Jushi Corp.	11,500	218,240
Sekisui Plastics Co., Ltd.	19,400	104,637
Senko Group Holdings Co., Ltd. (c)	39,800	377,470
Senshu Ikeda Holdings, Inc.	120,660	194,366
Septeni Holdings Co., Ltd.	15,800	69,634
Shibaura Machine Co., Ltd.	10,200	258,000
Shibuya Corp.	10,900	350,181
SHIFT, Inc. (b)	2,300	272,462
Shiga Bank, Ltd. (c)	24,800	537,745
Shikoku Bank, Ltd.	24,000	169,846
See accompanying notes to financial statements.
91

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shikoku Chemicals Corp.	20,400	$ 233,538
Shikoku Electric Power Co., Inc.	44,400	345,557
Shima Seiki Manufacturing, Ltd.	17,645	409,907
Shinagawa Refractories Co., Ltd.	6,400	167,037
Shin-Etsu Polymer Co., Ltd.	19,000	170,570
Shinmaywa Industries, Ltd.	26,000	240,471
Shinoken Group Co., Ltd.	20,000	229,321
Shizuoka Gas Co., Ltd.	24,600	221,511
Shochiku Co., Ltd. (b)	11,160	1,385,658
Shoei Co., Ltd.	10,700	441,557
Shoei Foods Corp.	7,200	295,819
Showa Sangyo Co., Ltd. (c)	4,200	118,018
Siix Corp.	17,900	264,369
Sinfonia Technology Co., Ltd.	36,280	431,748
Sinko Industries, Ltd.	10,900	214,843
Sintokogio, Ltd.	31,200	218,259
SKY Perfect JSAT Holdings, Inc.	51,000	227,077
SMK Corp.	504	12,926
Sodick Co., Ltd. (c)	22,300	207,662
Solasto Corp.	20,900	270,092
Sosei Group Corp. (b)	32,800	585,354
Sourcenext Corp.	19,000	62,760
Space Value Holdings Co., Ltd. (c)	23,400	168,353
S-Pool, Inc.	10,900	112,255
ST Corp.	10,700	189,308
St Marc Holdings Co., Ltd.	10,000	155,747
Star Asia Investment Corp. REIT	358	170,414
Star Micronics Co., Ltd. (c)	16,400	244,887
Starts Corp., Inc.	11,900	312,846
Starts Proceed Investment Corp. REIT (c)	118	240,165
Starzen Co., Ltd. (c)	9,600	210,939
Stella Chemifa Corp.	7,200	207,855
StemRIM, Inc. (b)(c)	15,800	118,250
Studio Alice Co., Ltd. (c)	10,900	206,557
Sumida Corp.	15,300	149,815
Sumitomo Bakelite Co., Ltd.	10,000	409,502
Sumitomo Densetsu Co., Ltd.	12,300	268,151
Sumitomo Mitsui Construction Co., Ltd.	67,560	305,090
Sumitomo Osaka Cement Co., Ltd. (c)	16,179	516,117
Sumitomo Seika Chemicals Co., Ltd.	2,400	87,747
Sumitomo Warehouse Co., Ltd.	35,500	472,584
Sun Corp. (b)(c)	9,000	299,321
See accompanying notes to financial statements.
92

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sun Frontier Fudousan Co., Ltd.	10,000	$ 87,511
Sun-Wa Technos Corp.	17,200	168,264
SuRaLa Net Co., Ltd. (b)	2,000	69,774
Suruga Bank, Ltd. (c)	116,300	449,413
SWCC Showa Holdings Co., Ltd.	4,500	66,380
Systena Corp.	36,600	732,662
Syuppin Co., Ltd. (c)	17,200	159,236
T Hasegawa Co., Ltd.	11,300	216,285
T RAD Co., Ltd.	11,200	206,871
Tachi-S Co., Ltd.	16,700	181,357
Tadano, Ltd.	55,400	595,111
Taihei Dengyo Kaisha, Ltd.	12,500	299,208
Taiho Kogyo Co., Ltd. (c)	19,500	188,471
Taikisha, Ltd.	11,300	310,367
Taiko Pharmaceutical Co., Ltd. (c)	32,800	370,447
Taiyo Holdings Co., Ltd.	10,000	545,701
Takamatsu Construction Group Co., Ltd.	7,900	154,139
Takaoka Toko Co., Ltd.	1,900	27,150
Takara Holdings, Inc. (c)	54,500	743,271
Takara Standard Co., Ltd.	25,800	389,218
Takasago International Corp.	20,400	485,354
Takasago Thermal Engineering Co., Ltd.	30,500	475,855
Takashimaya Co., Ltd.	53,400	570,728
Takeei Corp. (c)	31,900	372,407
Takeuchi Manufacturing Co., Ltd.	18,300	512,566
Takuma Co., Ltd.	32,800	711,508
Tamron Co., Ltd.	10,000	195,113
Tamura Corp.	41,800	193,301
Tanseisha Co., Ltd.	19,800	157,862
Tatsuta Electric Wire and Cable Co., Ltd.	41,100	233,954
Tayca Corp.	10,800	145,336
TeamSpirit, Inc. (b)(c)	7,200	134,422
TechMatrix Corp.	22,400	398,740
Teikoku Electric Manufacturing Co., Ltd.	3,600	43,070
Teikoku Sen-I Co., Ltd.	11,400	231,301
tella, Inc. (b)(c)	10,600	22,159
TerraSky Co., Ltd. (b)(c)	3,000	91,086
TKC Corp.	15,400	490,570
TKP Corp. (b)(c)	7,800	181,553
Toa Corp. (f)	15,700	136,824
Toa Corp. (f)	8,000	176,652
TOA ROAD Corp.	7,900	302,774
See accompanying notes to financial statements.
93

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toagosei Co., Ltd.	113,700	$ 1,335,589
Tobishima Corp.	10,710	116,695
TOC Co., Ltd. (c)	62,960	448,982
Tocalo Co., Ltd.	28,900	378,708
Toho Bank, Ltd.	90,000	200,362
Toho Titanium Co., Ltd.	19,900	179,190
Toho Zinc Co., Ltd. (b)(c)	6,800	147,015
TOKAI Holdings Corp.	53,700	464,590
Tokai Rika Co., Ltd.	15,700	266,545
Tokai Tokyo Financial Holdings, Inc.	100,900	369,814
Tokushu Tokai Paper Co., Ltd.	5,100	224,769
Tokuyama Corp.	17,800	449,913
Tokyo Dome Corp. (b)	400	4,699
Tokyo Kiraboshi Financial Group, Inc.	10,000	126,697
Tokyo Seimitsu Co., Ltd.	18,900	862,045
Tokyo Steel Manufacturing Co., Ltd.	47,500	364,095
Tokyotokeiba Co., Ltd.	8,900	450,235
Tokyu Construction Co., Ltd.	32,800	178,693
Tokyu REIT, Inc.	498	815,278
Tomoe Engineering Co., Ltd.	2,800	55,113
TOMONY Holdings, Inc.	77,480	227,181
Tomy Co., Ltd.	48,800	443,837
Tonami Holdings Co., Ltd.	4,200	204,869
Topcon Corp.	49,100	596,309
Toppan Forms Co., Ltd.	22,900	231,487
Topre Corp.	21,200	299,486
Topy Industries, Ltd. (b)	18,698	236,052
Torex Semiconductor, Ltd.	15,500	237,900
Toridoll Holdings Corp. (c)	17,600	264,398
Torii Pharmaceutical Co., Ltd.	5,600	152,036
Torikizoku Co., Ltd. (b)(c)	10,900	162,267
Tosei Reit Investment Corp.	172	208,890
Tosho Co., Ltd. (c)	9,000	152,226
Totetsu Kogyo Co., Ltd.	11,300	270,689
Towa Bank, Ltd.	24,600	153,166
Towa Pharmaceutical Co., Ltd.	10,000	221,086
Toyo Construction Co., Ltd.	32,800	170,679
Toyo Corp.	5,668	54,936
Toyo Denki Seizo KK	14,200	167,958
Toyo Gosei Co., Ltd.	2,000	251,222
Toyo Ink SC Holdings Co., Ltd.	18,300	336,356
Toyo Kanetsu KK	7,500	184,276
See accompanying notes to financial statements.
94

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toyo Machinery & Metal Co., Ltd.	200	$ 905
Toyo Tanso Co., Ltd.	8,300	161,043
Toyobo Co., Ltd.	42,778	551,275
Toyota Motor Corp.	9	702
TPR Co., Ltd.	13,300	193,181
Trancom Co., Ltd.	3,800	303,656
Transcosmos, Inc.	10,800	291,844
Tri Chemical Laboratories, Inc.	26,000	829,412
Trusco Nakayama Corp.	18,700	497,200
TS Tech Co., Ltd.	20,000	298,462
TSI Holdings Co., Ltd. (b)	59,700	173,427
Tsubaki Nakashima Co., Ltd.	23,600	362,223
Tsubakimoto Chain Co.	14,700	405,747
Tsugami Corp.	32,800	493,633
Tsukishima Kikai Co., Ltd.	23,900	277,500
Tsukuba Bank, Ltd. (c)	92,900	154,693
Tsurumi Manufacturing Co., Ltd.	10,900	179,036
UACJ Corp.	10,000	241,448
Uchida Yoko Co., Ltd.	6,800	303,077
Ulvac, Inc.	10,100	425,480
Union Tool Co.	7,200	229,357
Unipres Corp.	14,400	138,527
United Arrows, Ltd.	10,700	203,929
United Super Markets Holdings, Inc.	30,100	317,616
UNITED, Inc. (c)	5,300	66,814
Unitika, Ltd. (b)	6,400	23,805
Universal Entertainment Corp. (b)	10,900	266,138
Ushio, Inc.	52,200	689,229
UT Group Co., Ltd.	10,800	355,276
Uzabase, Inc. (b)	9,600	240,652
V Technology Co., Ltd.	3,872	190,972
Valor Holdings Co., Ltd.	28,800	648,195
Valqua, Ltd.	10,476	202,030
ValueCommerce Co., Ltd.	10,900	354,127
V-Cube, Inc. (c)	7,200	173,321
Vector, Inc. (b)	14,400	168,890
Vision, Inc. (b)(c)	12,100	121,000
Vital KSK Holdings, Inc.	24,700	176,365
VT Holdings Co., Ltd.	70,900	286,167
Wacom Co., Ltd.	63,600	427,645
Wakachiku Construction Co., Ltd.	3,800	47,216
Wakita & Co., Ltd.	10,900	98,544
See accompanying notes to financial statements.
95

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Warabeya Nichiyo Holdings Co., Ltd.	10,900	$ 166,607
Watahan & Co., Ltd. (c)	18,900	222,524
WATAMI Co., Ltd. (b)(c)	12,800	116,300
WDB Holdings Co., Ltd.	7,500	176,063
World Co., Ltd.	10,000	133,756
World Holdings Co., Ltd.	9,000	233,511
W-Scope Corp. (b)(c)	16,700	113,953
Yahagi Construction Co., Ltd.	23,200	176,362
YAKUODO Holdings Co., Ltd.	7,700	194,765
YAMABIKO Corp.	19,000	211,149
YAMADA Consulting Group Co., Ltd.	10,700	116,005
Yamagata Bank, Ltd.	15,600	160,376
Yamaguchi Financial Group, Inc.	54,900	365,669
Yamaichi Electronics Co., Ltd.	12,800	173,524
YA-MAN, Ltd.	10,700	152,027
Yamanashi Chuo Bank, Ltd.	18,900	157,186
Yamashin-Filter Corp. (c)	27,900	222,695
Yamato Kogyo Co., Ltd.	19,500	579,706
Yamazen Corp.	42,500	400,769
Yellow Hat, Ltd.	15,600	267,247
Yodogawa Steel Works, Ltd.	28,100	623,286
Yokogawa Bridge Holdings Corp.	14,900	276,560
Yokohama Reito Co., Ltd.	23,300	192,515
Yokowo Co., Ltd.	17,000	417,385
Yondoshi Holdings, Inc. (c)	11,200	195,113
Yonex Co., Ltd. (c)	22,500	128,281
Yorozu Corp.	11,200	135,312
Yoshinoya Holdings Co., Ltd. (c)	27,800	553,484
Yuasa Trading Co., Ltd.	10,300	290,824
Yurtec Corp.	28,100	207,253
Yushin Precision Equipment Co., Ltd.	11,900	95,954
Zenrin Co., Ltd.	37,965	455,236
ZERIA Pharmaceutical Co., Ltd.	18,900	359,699
ZIGExN Co., Ltd. (c)	32,800	129,716
Zojirushi Corp.	20,300	355,480
		269,131,101
LUXEMBOURG — 0.1%
B&S Group Sarl (b)(d)	17,093	172,367
Orion Engineered Carbons SA	20	394
Solutions 30 SE (b)(c)	65,748	837,646
		1,010,407
See accompanying notes to financial statements.
96

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MALTA — 0.3%
Catena Media PLC (b)	27,806	$ 151,084
Kambi Group PLC (b)	10,476	558,156
Kindred Group PLC SDR (b)	80,233	1,414,799
		2,124,039
MONGOLIA — 0.1%
Turquoise Hill Resources, Ltd. (b)(c)	25,269	406,926
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	201,142	269,190
NETHERLANDS — 1.1%
Accell Group NV (b)	11,492	531,482
Alfen Beheer B.V. (b)(d)	1,819	150,078
AMG Advanced Metallurgical Group NV	11,553	465,055
Arcadis NV (b)(c)	28,780	1,175,761
Basic-Fit NV (b)(c)(d)	14,210	548,628
Brack Capital Properties NV (b)	1,924	164,140
Brunel International NV (b)	15,669	203,310
Flow Traders (d)	16,963	710,939
ForFarmers NV	8,865	61,264
Heijmans NV ADR (b)	20,821	346,998
Intertrust NV (b)(d)	34,608	574,328
Kendrion NV (b)(c)	11,216	288,689
Merus NV (b)(c)	11,674	243,870
NSI NV REIT	10,593	420,808
Ordina NV	34,614	134,860
Pharming Group NV (b)(c)	344,675	447,429
PostNL NV (b)	246,990	1,200,338
ProQR Therapeutics NV (b)(c)	9,770	64,580
SIF Holding NV (b)	7,297	138,762
Sligro Food Group NV (b)	6,163	165,149
TKH Group NV	5,991	288,127
TomTom NV	39,909	369,377
Van Lanschot Kempen NV ADR (b)	6,456	180,967
Vastned Retail NV REIT	11,343	331,286
		9,206,225
NEW ZEALAND — 0.9%
Air New Zealand, Ltd. (b)(c)	240,990	288,609
Argosy Property, Ltd.	330,180	331,832
Fletcher Building, Ltd.	164,216	814,262
Genesis Energy, Ltd.	89,555	218,892
See accompanying notes to financial statements.
97

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Goodman Property Trust REIT	428,786	$ 678,679
Heartland Group Holdings, Ltd. (c)	137,301	168,278
Kathmandu Holdings, Ltd. (b)(c)	163,507	152,301
Kiwi Property Group, Ltd.	723,699	628,485
Oceania Healthcare, Ltd.	127,053	113,896
Precinct Properties New Zealand, Ltd.	423,265	483,187
Pushpay Holdings, Ltd. (b)(c)	331,922	483,520
Restaurant Brands New Zealand, Ltd. (b)	23,365	217,637
SKY Network Television, Ltd. (b)	343,516	41,861
SKYCITY Entertainment Group, Ltd. (c)	318,160	775,426
Summerset Group Holdings, Ltd.	123,169	1,047,214
Synlait Milk, Ltd. (b)	28,026	66,932
Tourism Holdings, Ltd. (b)	61,277	107,288
Vital Healthcare Property Trust REIT (c)	224,176	456,875
Volpara Health Technologies, Ltd. (b)(c)	58,015	57,443
Z Energy, Ltd. (b)	293,548	581,810
		7,714,427
NORWAY — 1.8%
Aker Solutions ASA (b)	186,710	321,305
ArcticZymes Technologies ASA (b)	20,200	172,744
Atea ASA	36,621	623,767
Atlantic Sapphire ASA (b)	12,749	179,966
Austevoll Seafood ASA	21,198	257,018
Avance Gas Holding, Ltd. (c)(d)	76,687	426,720
Bergenbio ASA (b)(c)	32,706	118,006
Bonheur ASA	3,893	103,067
Borregaard ASA	49,155	1,072,198
BW Energy, Ltd. (b)	8,997	28,331
BW Offshore, Ltd.	97,246	402,365
Crayon Group Holding ASA (b)(d)	13,304	209,464
Elkem ASA (d)	72,098	314,191
Europris ASA (d)	76,734	460,241
Fjordkraft Holding ASA (d)	18,587	151,764
Frontline, Ltd.	41,551	304,708
Golden Ocean Group, Ltd.	31,662	212,294
Grieg Seafood ASA (b)(c)	25,415	252,026
Hexagon Composites ASA (b)	21,741	120,722
Hunter Group ASA	315,912	105,657
IDEX Biometrics ASA (b)	551,604	168,331
Kahoot! A/S (b)	108,399	1,216,518
Kid ASA (d)	10,852	126,873
Kitron ASA	190,626	491,284
See accompanying notes to financial statements.
98

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nordic Semiconductor ASA (b)	72,201	$ 1,296,621
Norway Royal Salmon ASA	8,205	195,889
Norwegian Finans Holding ASA (b)	73,666	828,450
Odfjell Drilling, Ltd. (b)	458	1,094
Opera, Ltd. ADR (b)(c)	18,806	188,060
PCI Biotech Holding ASA (b)(c)	25,897	77,967
Pexip Holding ASA (b)	19,201	215,238
PhotoCure ASA (b)	13,334	212,435
Protector Forsikring ASA (b)(c)	51,028	537,398
Sbanken ASA (d)	33,511	323,084
Selvaag Bolig ASA	15,360	113,540
SFL Corp., Ltd.	56,880	456,178
SpareBank 1 Nord Norge	35,098	335,506
SpareBank 1 SMN	36,405	458,029
Stolt-Nielsen, Ltd.	11,249	166,303
TGS Nopec Geophysical Co. ASA	44,417	708,947
Veidekke ASA	68,764	955,374
Wallenius Wilhelmsen ASA (b)	56,387	182,973
XXL ASA (b)(d)	44,431	97,124
		15,189,770
PERU — 0.1%
Hochschild Mining PLC	182,648	493,163
PORTUGAL — 0.3%
Altri SGPS SA	112,603	863,533
Banco Comercial Portugues SA Class R (b)(c)	2,604,489	355,389
Mota-Engil SGPS SA (b)(c)	35,451	58,748
REN - Redes Energeticas Nacionais SGPS SA	256,260	716,814
Sonae SGPS SA	250,832	229,504
		2,223,988
RUSSIA — 0.0% (e)
Petropavlovsk PLC (b)	863,421	284,116
SINGAPORE — 1.4%
Accordia Golf Trust	373,100	6,026
AEM Holdings, Ltd.	38,400	118,321
AIMS APAC REIT	230,104	220,924
ARA LOGOS Logistics Trust REIT	37,423	20,333
Ascendas India Trust	401,300	442,039
Ascott Residence Trust (c)	826,909	658,524
Best World International, Ltd. (a)(c)	280,300	141,861
BW LPG, Ltd. (d)	61,055	419,128
See accompanying notes to financial statements.
99

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CapitaLand China Trust REIT (c)	336,834	$ 343,452
CDL Hospitality Trusts Stapled Security	394,680	364,248
China Aviation Oil Singapore Corp., Ltd.	199,700	167,953
Chip Eng Seng Corp., Ltd.	364,400	132,894
ESR-REIT	2,375,907	689,643
Ezion Holdings, Ltd. (a)(b)	4,945,500	118,705
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	226,400	106,157
First Resources, Ltd.	186,800	193,251
Frasers Centrepoint Trust REIT	252,650	462,577
Frencken Group, Ltd.	185,800	211,576
Golden Agri-Resources, Ltd.	1,188,000	185,680
Hyflux, Ltd. (a)(b)	33,300	—
IGG, Inc. (c)	388,000	500,069
Kenon Holdings, Ltd.	5,100	155,231
Keppel Infrastructure Trust	1,284,092	525,641
Keppel Pacific Oak US REIT	152,100	109,512
Lendlease Global Commercial REIT	289,700	173,570
Manulife US Real Estate Investment Trust	661,455	482,862
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,025,818	301,576
Parkway Life Real Estate Investment Trust	218,600	663,805
Prime US REIT	180,100	154,886
Raffles Medical Group, Ltd.	455,074	379,341
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	174,849	50,753
Sasseur Real Estate Investment Trust	191,400	126,783
Sheng Siong Group, Ltd.	252,200	289,065
Singapore Post, Ltd.	695,200	362,191
Singapore Press Holdings, Ltd. (c)	428,836	488,329
SPH REIT (c)	221,900	144,509
Starhill Global REIT	667,600	278,249
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(b)	1,254	—
UG Healthcare Corp., Ltd.	156,600	65,269
UMS Holdings, Ltd.	370,474	366,724
Wing Tai Holdings, Ltd.	491,399	702,208
XP Power, Ltd.	2,962	192,074
Yoma Strategic Holdings, Ltd. (b)(c)	733,200	75,852
Zheng Li Holdings, Ltd. (b)	700,000	13,776
		11,605,567
See accompanying notes to financial statements.
100

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 0.1%
Investec PLC	204,776	$ 619,305
SOUTH KOREA — 12.1%
AbClon, Inc. (b)	8,681	230,496
ABLBio, Inc. (b)	10,388	200,555
Able C&C Co., Ltd. (b)	7,502	49,317
Ace Technologies Corp. (b)	10,072	181,995
Advanced Process Systems Corp.	7,255	183,659
AfreecaTV Co., Ltd.	4,825	334,670
Ahnlab, Inc.	2,610	151,054
Air Busan Co., Ltd. (b)	20,179	66,684
Amicogen, Inc. (b)	11,847	397,255
Amotech Co., Ltd. (b)	8,824	267,429
Anam Electronics Co., Ltd. (b)	80,712	222,150
Ananti, Inc. (b)	18,931	123,949
Anterogen Co., Ltd. (b)	2,796	121,179
APAM Corp. (a)(b)	33,624	6,046
Aprogen KIC, Inc. (b)(c)	41,487	76,247
Aprogen pharmaceuticals, Inc. (b)	106,743	110,351
Asiana Airlines, Inc. (b)	14,076	188,426
BGF Co., Ltd.	29,749	184,264
BGF retail Co., Ltd.	3,229	450,790
BH Co., Ltd. (c)	14,837	235,321
Binex Co., Ltd. (b)	14,448	326,173
Binggrae Co., Ltd.	1,409	74,574
Bioneer Corp. (b)	6,486	92,841
Biosolution Co., Ltd. (b)	3,223	75,609
BNK Financial Group, Inc.	82,604	495,588
Boditech Med, Inc.	4,682	70,121
Boryung Pharmaceutical Co., Ltd.	18,744	344,489
Bukwang Pharmaceutical Co., Ltd.	17,513	365,193
Cafe24 Corp. (b)	3,739	107,702
CammSys Corp. (b)	119,808	281,590
Cellivery Therapeutics, Inc. (b)	4,179	470,795
Cellumed Co., Ltd. (b)	4,876	28,435
Chabiotech Co., Ltd. (b)	24,434	405,884
Cheil Worldwide, Inc.	21,543	404,496
Chong Kun Dang Pharmaceutical Corp.	3,889	474,205
Chongkundang Holdings Corp.	1,821	166,533
Chunbo Co., Ltd.	1,267	182,143
CJ CGV Co., Ltd. (b)	844	20,918
CJ Freshway Corp. (b)	1,795	38,779
See accompanying notes to financial statements.
101

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CMG Pharmaceutical Co., Ltd. (b)	49,382	$ 191,332
CNK International Co., Ltd. (a)(b)	16,071	—
Com2uSCorp	6,291	939,412
Coreana Cosmetics Co., Ltd. (b)	41,562	175,355
CORESTEM, Inc. (b)	6,072	87,988
Cosmax, Inc. (b)	4,865	524,436
Cosmecca Korea Co., Ltd. (b)	872	12,713
CosmoAM&T Co., Ltd. (b)	5,427	88,712
CrystalGenomics, Inc. (b)	16,463	206,560
CS Wind Corp.	16,092	1,077,777
Cuckoo Homesys Co., Ltd.	5,902	223,199
CUROCOM Co., Ltd. (b)	45,474	53,641
Dae Han Flour Mills Co., Ltd.	479	62,428
Dae Hwa Pharmaceutical Co., Ltd.	2,514	26,212
Daea TI Co., Ltd.	29,337	134,275
Daeduck Co., Ltd.	16,007	97,449
Daeduck Electronics Co., Ltd.	26,176	323,803
Daejoo Electronic Materials Co., Ltd.	4,193	153,567
Daesang Corp.	15,261	339,133
Daewon Pharmaceutical Co., Ltd.	10,820	153,445
Daewoo Engineering & Construction Co., Ltd. (b)	103,112	602,227
Daewoong Co., Ltd.	19,168	553,827
Daewoong Pharmaceutical Co., Ltd.	964	113,712
Daishin Securities Co., Ltd. Preference Shares	56,332	699,328
Daou Technology, Inc.	17,100	408,708
Dasan Networks, Inc. (b)	9,371	85,699
Dawonsys Co., Ltd.	14,871	239,145
DB HiTek Co., Ltd.	23,054	1,146,844
Dentium Co., Ltd.	5,420	306,978
DGB Financial Group, Inc.	92,239	687,870
Digital Power Communications Co., Ltd.	13,235	148,517
DIO Corp. (b)	840	27,722
DMS Co., Ltd.	39,240	294,018
Dong-A Socio Holdings Co., Ltd.	3,917	373,789
Dong-A ST Co., Ltd.	4,137	305,957
Dongjin Semichem Co., Ltd.	10,032	288,971
Dongkoo Bio & Pharma Co., Ltd.	3,117	30,296
DongKook Pharmaceutical Co., Ltd.	14,719	364,155
Dongkuk Steel Mill Co., Ltd.	20,222	243,897
Dongsuh Cos., Inc.	5,584	157,640
Dongsung Finetec Co., Ltd.	8,557	104,718
Dongsung Pharmaceutical Co., Ltd. (b)	8,967	93,889
See accompanying notes to financial statements.
102

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dongwha Pharm Co., Ltd. (c)	27,878	$ 351,015
Dongwon F&B Co., Ltd.	396	67,356
Dongwon Industries Co., Ltd.	190	43,146
Doosan Co., Ltd.	3,959	174,731
Doosan Infracore Co., Ltd. (b)	53,063	532,154
DoubleUGames Co., Ltd.	5,928	358,797
Dreamtech Co., Ltd.	10,002	83,604
Echo Marketing, Inc.	5,941	138,059
Ecopro Co., Ltd.	10,078	509,354
EM-Tech Co., Ltd. (b)	15,664	240,133
ENF Technology Co., Ltd.	19,486	682,677
Enzychem Lifesciences Corp. (b)	959	102,954
Eo Technics Co., Ltd.	1,961	205,500
Eone Diagnomics Genome Center Co., Ltd. (b)	18,402	80,486
Eubiologics Co., Ltd. (b)	7,752	140,074
Eugene Corp.	37,276	188,397
Eugene Investment & Securities Co., Ltd.	102,240	364,965
Eugene Technology Co., Ltd.	3,833	150,882
Eutilex Co., Ltd. (b)	3,126	109,241
F&F Co., Ltd.	3,599	405,454
Feelux Co., Ltd. (b)	34,323	104,781
Fila Holdings Corp.	15,025	572,855
Finetex EnE, Inc. (a)(b)	22,588	—
Foosung Co., Ltd. (b)	35,000	324,718
GAEASOFT (b)(c)	10,053	190,534
GemVax & Kael Co., Ltd. (b)	13,991	299,167
Geneonelifescience, Inc. (b)	13,994	144,670
GenNBio, Inc. (b)	48,925	73,490
Genomictree, Inc. (b)	5,659	62,253
Golfzon Newdin Holdings Co., Ltd.	2,730	17,199
Grand Korea Leisure Co., Ltd. (b)	14,059	206,832
Gravity Co., Ltd. ADR (b)	1,194	137,310
Green Cross Cell Corp.	3,115	114,774
Green Cross Holdings Corp.	13,286	409,116
Green Cross LabCell Corp.	4,398	394,431
GS Engineering & Construction Corp.	17,734	673,790
GS Home Shopping, Inc.	2,324	308,224
G-SMATT GLOBAL Co., Ltd. (a)(b)	49,298	2,026
G-treeBNT Co., Ltd. (b)	12,621	131,033
HAESUNG DS Co., Ltd.	15,180	446,648
Halla Holdings Corp.	2,687	96,867
Hana Tour Service, Inc. (b)	4,461	267,246
See accompanying notes to financial statements.
103

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hanall Biopharma Co., Ltd. (b)	14,364	$ 290,643
Handsome Co., Ltd.	10,520	377,391
Hanil Cement Co., Ltd.	16	2,375
Hanjin Heavy Industries & Construction Co., Ltd. (b)	31,246	205,960
Hanjin Shipping Co., Ltd. (a)(b)	1,732	—
Hanjin Transportation Co., Ltd.	4,629	175,875
Hankook & Co. Co., Ltd	13,327	217,848
Hanmi Semiconductor Co., Ltd.	13,700	295,366
Hansae Co., Ltd.	10,329	182,988
Hansol Chemical Co., Ltd.	7,520	1,601,343
Hansol Holdings Co., Ltd.	46,701	160,106
Hansol Paper Co., Ltd.	22,996	291,577
Hanssem Co., Ltd.	6,608	680,214
Hanwha Aerospace Co., Ltd.	20,421	737,989
Hanwha Corp.	19,963	561,804
Hanwha General Insurance Co., Ltd. (b)	42,066	181,385
Hanwha Investment & Securities Co., Ltd. (b)	80,044	300,585
Hanwha Life Insurance Co., Ltd.	64,473	182,866
Harim Holdings Co., Ltd.	41,821	342,180
HDC Holdings Co., Ltd.	14,189	141,044
HDC Hyundai Development Co-Engineering & Construction Class E	13,430	348,284
Helixmith Co., Ltd. (b)	10,724	244,470
HFR, Inc. (b)	3,960	84,851
HJ Magnolia Yongpyong Hotel & Resort Corp. (b)	38,316	162,676
HLB Life Science Co., Ltd. (b)	26,416	276,589
HLB, Inc. (b)	318	11,014
HMM Co., Ltd. (b)	112,214	2,875,375
Homecast Co., Ltd. (b)	17,561	50,507
HS Industries Co., Ltd.	32,502	223,429
Huchems Fine Chemical Corp.	19,445	374,554
Hugel, Inc. (b)	3,770	594,606
Humedix Co., Ltd.	1,259	27,143
Huons Co., Ltd.	3,848	190,742
Huons Global Co., Ltd.	2,525	68,717
Hyosung Advanced Materials Corp. (b)	1,878	631,393
Hyosung Chemical Corp. (b)	1,696	463,056
Hyosung Corp.	5,277	414,513
Hyosung Heavy Industries Corp. (b)	4,477	310,136
Hyosung TNC Corp.	1,528	773,620
Hyundai Bioland Co., Ltd.	3,940	79,026
Hyundai Bioscience Co., Ltd. (b)	26,420	1,004,975
See accompanying notes to financial statements.
104

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hyundai Construction Equipment Co., Ltd. (b)	6,702	$ 318,593
Hyundai Corp.	2,579	44,550
Hyundai Department Store Co., Ltd.	3,831	307,022
Hyundai Electric & Energy System Co., Ltd. (b)	9,575	177,244
Hyundai Elevator Co., Ltd.	9,421	381,252
Hyundai Greenfood Co., Ltd.	32,131	299,520
Hyundai Home Shopping Network Corp.	3,763	268,988
Hyundai Livart Furniture Co., Ltd.	12,328	197,161
Hyundai Marine & Fire Insurance Co., Ltd.	18,785	406,656
Hyundai Mipo Dockyard Co., Ltd. (b)	7,828	462,729
Hyundai Rotem Co., Ltd. (b)	29,156	524,254
Hyundai Wia Corp.	5,092	346,890
Icure Pharm, Inc. (b)	3,427	131,115
Il Dong Pharmaceutical Co., Ltd. (b)	8,687	122,044
Iljin Diamond Co., Ltd.	3,017	107,698
Ilyang Pharmaceutical Co., Ltd.	7,577	221,268
Innocean Worldwide, Inc.	5,331	289,690
Innox Advanced Materials Co., Ltd. (b)	2,821	139,336
Inscobee, Inc. (b)(c)	52,201	143,446
Insun ENT Co., Ltd. (b)	35,568	421,128
Interojo Co., Ltd.	4,031	79,961
iNtRON Biotechnology, Inc. (b)	13,929	317,533
IS Dongseo Co., Ltd.	5,675	284,314
ISC Co., Ltd.	1	19
Jahwa Electronics Co., Ltd. (b)	21,822	322,003
JB Financial Group Co., Ltd.	135,262	782,828
Jeil Pharmaceutical Co., Ltd.	4,586	161,680
Jeju Air Co., Ltd. (b)	7,121	146,604
Jenax, Inc. (a)(b)	7,821	16,533
JETEMA Co., Ltd. (b)	6,728	116,220
Jin Air Co., Ltd. (b)	18,232	330,246
JW Pharmaceutical Corp.	6,228	163,163
JW Shinyak Corp. (b)	11,929	59,237
JYP Entertainment Corp.	19,529	614,299
Kangstem Biotech Co., Ltd. (b)	13,806	83,562
KC Co., Ltd.	5,716	137,628
KCC Corp.	1,432	300,508
KEPCO Engineering & Construction Co., Inc.	13,051	258,887
KEPCO Plant Service & Engineering Co., Ltd.	13,971	388,855
KG Dongbu Steel Co., Ltd.	12,930	174,799
Kginicis Co., Ltd.	14,823	257,364
KGMobilians Co., Ltd.	11,046	96,527
See accompanying notes to financial statements.
105

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kiwi Media Group Co., Ltd. (a)(b)	677,509	$ 67,347
Koh Young Technology, Inc.	4,369	443,945
Kolmar BNH Co., Ltd.	2,887	140,300
Kolmar Korea Co., Ltd.	8,409	426,487
Kolon Industries, Inc.	8,600	454,411
Kolon Life Science, Inc. (b)	2,994	52,248
Komipharm International Co., Ltd. (b)(c)	14,975	135,625
Korea Electric Terminal Co., Ltd.	2,641	168,249
Korea Line Corp. (b)	67,568	204,480
Korea Petrochemical Ind Co., Ltd.	2,398	689,683
Korea Real Estate Investment & Trust Co., Ltd.	53,371	113,651
Korea United Pharm, Inc.	6,813	297,382
Korean Reinsurance Co.	86,755	648,507
KT Skylife Co., Ltd.	5,559	42,438
Kuk-il Paper Manufacturing Co., Ltd. (b)(c)	29,753	152,478
Kumho Industrial Co., Ltd.	13,752	119,324
Kumho Tire Co., Inc. (b)	48,424	163,018
Kwang Dong Pharmaceutical Co., Ltd.	17,471	132,296
L&C Bio Co., Ltd.	4,255	125,573
L&F Co., Ltd.	11,555	800,452
LabGenomics Co., Ltd. (b)	3,694	56,140
LB Semicon, Inc.	10,637	129,232
LEENO Industrial, Inc.	6,257	865,227
LegoChem Biosciences, Inc. (b)	10,229	507,044
LEMON Co., Ltd. (b)	9,046	71,217
LF Corp.	2,459	35,524
LG International Corp.	22,014	620,496
Lock&Lock Co., Ltd. (b)	3,784	49,317
Lotte Chilsung Beverage Co., Ltd.	2,562	309,002
LOTTE Fine Chemical Co., Ltd.	13,595	705,126
Lotte Food Co., Ltd.	629	210,361
LOTTE Himart Co., Ltd.	4,149	153,606
Lotte Non-Life Insurance Co., Ltd. (b)	101,300	165,141
Lotte Tour Development Co., Ltd. (b)	7,231	119,478
LS Corp.	7,205	436,088
LS Electric Co., Ltd.	10,507	565,387
Macrogen, Inc.	4,253	120,065
Maeil Dairies Co., Ltd.	907	57,942
MagnaChip Semiconductor Corp. (b)	21,652	539,135
Mando Corp. (b)	16,618	966,171
ME2ON Co., Ltd.	36,638	221,754
Medipost Co., Ltd. (b)	8,041	245,475
See accompanying notes to financial statements.
106

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MedPacto, Inc. (b)	5,525	$ 433,994
Medy-Tox, Inc.	2,411	401,780
Meerecompany, Inc. (b)	356	10,239
Meritz Financial Group, Inc.	30,852	468,880
Meritz Fire & Marine Insurance Co., Ltd.	27,457	469,444
Meritz Securities Co., Ltd.	92,191	375,525
Mezzion Pharma Co., Ltd. (b)	3,029	405,205
MiCo, Ltd. (b)	8,983	113,503
Minwise Co., Ltd.	21,787	332,075
Mirae Asset Life Insurance Co., Ltd.	53,251	197,618
Modetour Network, Inc. (b)	7,379	144,092
Namhae Chemical Corp.	18,998	151,078
Namsun Aluminum Co., Ltd. (b)	35,497	123,263
Nanomedics Co., Ltd. (b)	23,660	97,630
Naturecell Co., Ltd. (b)(c)	30,417	267,954
Neowiz (b)	6,350	131,292
NEPES Corp. (b)	9,095	303,368
NewGLAB Co., Ltd. (b)	12,555	118,700
NHN Corp. (b)	7,867	503,961
NHN KCP Corp. (b)	7,588	335,904
NICE Holdings Co., Ltd.	5,284	79,838
NICE Information Service Co., Ltd.	25,326	567,276
NKMax Co., Ltd. (b)	16,124	256,445
NongShim Co., Ltd.	2,579	646,032
OCI Co., Ltd. (b)	9,202	987,889
OliX Pharmaceuticals, Inc. (b)	4,625	159,990
OncoQuest Pharmaceuticals, Inc. (b)	33,459	115,004
OptoElectronics Solutions Co., Ltd.	2,073	84,898
OPTRON-TEC, Inc. (b)	52,810	422,293
Orion Holdings Corp.	11,791	148,462
OSANGJAIEL Co., Ltd. (b)	11,273	65,242
Oscotec, Inc. (b)	9,673	341,450
Osstem Implant Co., Ltd.	7,335	550,895
Paradise Co., Ltd. (b)	23,444	344,902
Partron Co., Ltd.	7,284	68,866
Peptron, Inc. (b)	17,262	270,732
PharmAbcine (b)	4,658	80,669
Pharmicell Co., Ltd. (b)	35,510	472,212
PI Advanced Materials Co., Ltd.	8,276	334,184
POLUS BioPharm, Inc. (a)(b)	21,662	17,585
Poongsan Corp.	15,067	445,986
Posco ICT Co., Ltd.	8,146	52,903
See accompanying notes to financial statements.
107

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Posco International Corp.	4,578	$ 81,508
Power Logics Co., Ltd. (b)	14,814	117,412
Prostemics Co., Ltd. (b)	5,505	15,881
PSK Holdings, Inc.	2	14
PSK, Inc.	9,751	323,956
Qurient Co., Ltd. (b)	4,134	115,062
RFHIC Corp.	3,983	134,262
RFTech Co., Ltd. (b)	10,766	74,009
Rsupport Co., Ltd.	9,020	64,636
S&S Tech Corp.	4,135	117,647
Sam Chun Dang Pharm Co., Ltd. (b)	5,562	250,640
SAM KANG M&T Co., Ltd. (b)	8,980	169,801
Sam Yung Trading Co., Ltd.	6,270	83,101
Samick THK Co., Ltd.	17,271	197,623
Samjin Pharmaceutical Co., Ltd.	9,483	203,611
Samwha Capacitor Co., Ltd.	3,467	209,230
Samyang Holdings Corp.	3,719	307,904
Sang-A Frontec Co., Ltd.	3,532	164,468
Sangsangin Co., Ltd. (b)	22,626	132,347
Seobu T&D	13,231	91,772
Seohan Co., Ltd.	143,736	202,570
Seojin System Co., Ltd. (b)	3,506	144,360
Seoul Semiconductor Co., Ltd.	22,115	361,500
Seoul Viosys Co., Ltd.	6,443	89,379
SFA Engineering Corp.	19,017	681,369
Shinsegae Information & Communication Co., Ltd.	2,380	323,852
Shinsegae International, Inc.	1,165	208,449
Shinsegae, Inc.	2,592	643,563
Shinsung E&G Co., Ltd. (b)	190,702	554,371
Silicon Works Co., Ltd.	4,738	316,495
SillaJen, Inc. (a)(b)(c)	29,675	237,951
SIMMTECH Co., Ltd.	7,298	141,220
Sindoh Co., Ltd. (b)	1,390	36,846
SK D&D Co., Ltd.	4,164	142,203
SK Discovery Co., Ltd.	3,654	196,301
SK Networks Co., Ltd.	64,676	321,737
SK Rent A Car Co., Ltd. (b)	2,875	27,181
SK Securities Co., Ltd.	285,645	222,610
SL Corp.	3,930	77,437
SM Entertainment Co., Ltd. (b)	8,594	224,769
S-MAC Co., Ltd. (b)	180,815	234,057
Solid, Inc. (b)	13,695	109,391
See accompanying notes to financial statements.
108

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Solus Advanced Materials Co, Ltd.	7,094	$ 295,544
Songwon Industrial Co., Ltd.	14,165	254,701
Soulbrain Co., Ltd.	3,158	808,370
Soulbrain Holdings Co., Ltd. (b)	3,939	147,571
SPC Samlip Co., Ltd.	1,621	103,841
Ssangyong Motor Co. (b)(c)	28,147	68,891
ST Pharm Co., Ltd. (b)	7,617	574,093
STCUBE (b)	12,092	107,378
Suheung Co., Ltd.	1,479	66,779
SundayToz Corp. (b)	1,029	20,003
Sungshin Cement Co., Ltd.	13,738	129,884
Synopex, Inc. (b)	29,571	96,153
Taekwang Industrial Co., Ltd.	343	278,825
Taeyoung Engineering & Construction Co., Ltd.	21,416	227,075
Taihan Fiberoptics Co., Ltd. (b)	22,344	65,546
TechWing, Inc.	17,051	314,127
Tego Science, Inc. (b)	539	12,573
Telcon RF Pharmaceutical, Inc. (b)	37,874	167,994
Tesna, Inc.	2,458	102,620
Theragen Etex Co., Ltd. (b)	17,477	137,129
Toptec Co., Ltd.	9,133	99,662
Tovis Co., Ltd. (b)	7,341	54,097
TY Holdings Co., Ltd. (b)	20,652	479,918
UBCare Co., Ltd.	12,357	85,164
Ubiquoss Holdings, Inc.	3,108	59,730
Union Semiconductor Equipment & Materials Co., Ltd.	47,004	535,765
Unison Co., Ltd. (b)	23,190	87,801
UTI, Inc.	4,268	77,309
Value Added Technology Co., Ltd.	3,606	97,020
VICTEK Co., Ltd. (b)	15,456	103,928
Vidente Co., Ltd. (b)	10,219	123,703
Wave Electronics Co., Ltd. (b)	2,296	8,318
Webzen, Inc. (b)	10,575	387,306
Wellbiotec Co., Ltd. (b)	27,100	67,645
Wemade Co., Ltd.	5,436	288,191
Whanin Pharmaceutical Co., Ltd.	8,653	137,622
Wins Co., Ltd.	6,572	96,395
WiSoL Co., Ltd.	6,127	70,108
Wonik Holdings Co., Ltd. (b)	94,380	551,228
WONIK IPS Co., Ltd.	15,459	706,190
Woojeon Co., Ltd. (a)(b)	76	—
Woongjin Thinkbig Co., Ltd.	7,573	22,149
See accompanying notes to financial statements.
109

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Woori Technology Investment Co., Ltd. (b)	69,752	$ 594,749
Woory Industrial Co., Ltd.	8,285	185,941
YG Entertainment, Inc. (b)	3,755	147,645
Young Poong Corp.	550	282,836
Youngone Corp.	9,605	339,474
Yuanta Securities Korea Co., Ltd.	69,660	217,582
Yungjin Pharmaceutical Co., Ltd. (b)	49,486	268,473
Yuyang D&U Co., Ltd. (a)(b)	30,821	16,612
Zinus, Inc.	3,302	231,658
		99,988,652
SPAIN — 1.4%
Abengoa SA Class B (b)	12,105,124	88,208
Aedas Homes SA (b)(d)	11,600	305,390
Almirall SA	23,046	350,221
Amper SA (b)(c)	679,670	167,352
Applus Services SA (b)	72,499	752,387
Atresmedia Corp. de Medios de Comunicacion SA (b)	46,781	193,426
Audax Renovables SA (b)(c)	72,737	179,097
Befesa SA (d)	9,774	655,929
Construcciones y Auxiliar de Ferrocarriles SA	10,473	481,278
Deoleo SA (b)(c)	381,184	190,402
Distribuidora Internacional de Alimentacion SA (b)	796,056	112,366
Ence Energia y Celulosa SA (b)	49,523	247,659
Ercros SA	57,631	173,060
Euskaltel SA (d)	42,463	553,965
Faes Farma SA	173,843	746,781
Gestamp Automocion SA (b)(d)	69,517	353,448
Global Dominion Access SA (d)	38,762	196,123
Grupo Ezentis SA (b)(c)	269,609	135,621
Indra Sistemas SA (b)(c)	48,749	429,424
Laboratorios Farmaceuticos Rovi SA	4,777	258,263
Lar Espana Real Estate Socimi SA REIT (b)	22,809	136,718
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (b)	1,001,014	360,006
Mediaset Espana Comunicacion SA (b)	65,585	390,420
Melia Hotels International SA (b)	15,271	113,701
Miquel y Costas & Miquel SA	9,357	169,358
Neinor Homes SA (d)	21,981	270,743
Obrascon Huarte Lain SA (b)(c)	74,789	55,640
Oryzon Genomics SA (b)(c)	22,276	94,644
Pharma Mar SA (c)	5,666	658,932
Prosegur Cash SA (d)	189,054	172,646
See accompanying notes to financial statements.
110

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Prosegur Cia de Seguridad SA	52,445	$ 167,041
Sacyr SA	202,027	518,099
Talgo SA (b)(d)	34,071	171,587
Tecnicas Reunidas SA (b)(c)	37,042	542,452
Tubacex SA (b)(c)	74,325	157,237
Unicaja Banco SA (b)(d)	574,130	578,619
		11,128,243
SWEDEN — 4.2%
AcadeMedia AB (d)	46,829	440,014
Adapteo Oyj (b)	24,447	314,131
Alimak Group AB (d)	18,246	293,065
Ambea AB (b)(d)	24,042	199,975
Arjo AB Class B	73,322	547,204
Atrium Ljungberg AB Class B (c)	16,621	298,237
Attendo AB (b)(d)	44,199	251,514
Azelio AB (b)(c)	54,118	377,497
Bactiguard Holding AB (b)(c)	5,443	107,720
Beijer Alma AB	9,718	177,719
Betsson AB	46,378	431,254
BHG Group AB (b)	12,363	206,232
Bilia AB Class A (b)	25,345	376,266
BioArctic AB (b)(d)	10,096	105,404
BioGaia AB Class B	5,727	269,388
Biotage AB (b)	33,007	583,169
Bonava AB Class B (b)	54,543	633,268
BoneSupport Holding AB (b)(d)	20,224	139,215
Boozt AB (b)(d)	18,105	378,455
BTS Group AB Class B	5,581	166,477
Bufab AB (b)	20,968	518,409
Bure Equity AB	20,360	700,756
Byggmax Group AB (b)	28,455	248,924
Calliditas Therapeutics AB Class B (b)(c)	13,259	185,583
Camurus AB (b)	6,012	144,156
Cantargia AB (b)	37,114	131,572
Catena AB	5,311	234,588
Cell Impact AB (b)	51,237	305,671
Cellavision AB (b)	17,180	638,610
CELLINK AB Class B (b)(c)	7,986	344,039
Cibus Nordic Real Estate AB	14,434	271,580
Clas Ohlson AB Class B (b)	24,366	261,794
Climeon AB (b)	9,326	38,112
Cloetta AB Class B	99,569	291,980
See accompanying notes to financial statements.
111

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Coor Service Management Holding AB (b)(d)	39,524	$ 321,496
Creades AB Class A (c)	1,756	166,810
CTT Systems AB	8,442	148,766
Diamyd Medical AB (b)	27,265	82,580
Dios Fastigheter AB	34,786	286,548
Duni AB (b)	15,245	183,647
Dustin Group AB (d)	33,356	341,355
Electrolux Professional AB Class B (b)	60,208	312,911
Enzymatica AB (b)	67,843	84,061
Eolus Vind AB Class B (b)(c)	9,874	231,775
Fagerhult AB (b)	23,807	137,385
Ferronordic AB	4,828	112,997
Fingerprint Cards AB Class B (b)	143,202	478,912
G5 Entertainment AB (c)	3,162	180,296
GARO AB (b)	2,024	136,074
Genovis AB (b)	33,896	139,219
Granges AB (b)	46,033	599,422
Haldex AB (b)	40,018	212,342
Hansa Biopharma AB (b)	19,089	332,666
Hexatronic Group AB (b)	13,276	169,067
HMS Networks AB (b)	3,590	113,677
Hoist Finance AB (b)(c)(d)	66,427	290,970
Humana AB (b)	11,871	99,966
Immunicum AB (b)	92,344	63,249
Immunovia AB (b)	11,400	149,885
Impact Coatings AB (b)	46,492	119,480
Instalco AB	28,876	1,058,463
Intervacc AB (b)	27,056	241,807
INVISIO Communications AB	9,052	217,049
Inwido AB (b)	28,010	462,747
Kancera AB (b)(c)	32,613	67,349
Karnov Group AB	12,449	74,554
Karo Pharma AB (b)	74,591	439,007
K-fast Holding AB (b)(c)	3,760	116,471
Klovern AB Class B (c)	359,058	627,382
KNOW IT AB (b)	21,229	662,470
Kungsleden AB	95,181	996,440
LeoVegas AB (d)	58,506	343,332
Lime Technologies AB	4,093	170,927
Lindab International AB	46,522	942,043
Loomis AB	18,306	557,814
Maha Energy AB (b)(c)	86,558	117,578
See accompanying notes to financial statements.
112

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Medcap AB (b)	5,235	$ 124,925
Medicover AB Class B (b)(c)	10,402	223,165
Mekonomen AB (b)	13,361	197,894
Minesto AB (b)(c)	36,059	93,289
MIPS AB	9,317	668,073
Modern Times Group MTG AB Class B (b)	45,047	653,769
Munters Group AB (b)(d)	47,380	394,095
Mycronic AB	27,608	649,317
NCC AB Class B	37,697	637,488
New Wave Group AB Class B (b)	85,923	688,070
Nobia AB (b)	47,757	364,357
Nobina AB (b)(d)	44,166	371,415
Nordic Waterproofing Holding AB (b)	7,383	142,302
Note AB (b)	15,587	139,305
NP3 Fastigheter AB	6,261	99,845
Nyfosa AB (b)	37,936	390,837
Oasmia Pharmaceutical AB (b)	220,135	87,031
Oncopeptides AB (b)(d)	23,837	396,540
Orexo AB (b)(c)	20,745	105,673
Platzer Fastigheter Holding AB Class B	13,757	163,828
PowerCell Sweden AB (b)	8,679	256,697
Pricer AB Class B	49,147	194,529
Ratos AB Class B	59,512	323,905
RaySearch Laboratories AB (b)(c)	12,792	131,350
Resurs Holding AB (b)(d)	82,485	451,967
SAS AB (b)	609,447	140,680
Scandi Standard AB (b)	26,229	190,482
Sdiptech AB Class B (b)	8,525	325,692
Sedana Medical AB (b)	4,702	177,209
Sensys Gatso Group AB (b)	932,022	144,354
SkiStar AB (b)	19,533	268,020
Smart Eye AB (b)(c)	9,731	259,008
SolTech Energy Sweden AB (b)	52,166	177,152
SpectraCure AB (b)	23,629	31,148
Storytel AB (b)	14,344	381,791
Svolder AB Class B	6,239	156,041
Tethys Oil AB	29,397	218,716
Tobii AB (b)	35,795	256,051
Troax Group AB	17,096	476,616
Vitec Software Group AB Class B	4,715	203,123
Xvivo Perfusion AB (b)	5,574	175,221
		34,733,937
See accompanying notes to financial statements.
113

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.9%
AC Immune SA (b)(c)	26,414	$ 201,010
APG SGA SA (b)	276	64,077
Arbonia AG	18,276	325,459
Aryzta AG	418,367	467,198
Ascom Holding AG (b)	18,923	292,345
Autoneum Holding AG (b)	1,270	239,251
Basilea Pharmaceutica AG (b)(c)	3,183	157,062
Bell Food Group AG	745	224,018
Bobst Group SA	2,512	166,684
Bossard Holding AG Class A	1,800	396,855
Burckhardt Compression Holding AG	1,229	411,342
Burkhalter Holding AG	1,037	80,435
Coltene Holding AG	2,076	266,462
Comet Holding AG	3,049	703,005
Dufry AG (b)(c)	12,845	878,398
Evolva Holding SA (b)(c)	408,409	88,525
Feintool International Holding AG (b)	1,976	149,699
Gurit Holding AG	210	535,515
Huber + Suhner AG	5,624	437,419
Implenia AG	7,397	204,348
Intershop Holding AG	227	150,505
Jungfraubahn Holding AG (b)(c)	648	101,212
Kardex Holding AG	3,563	729,901
Komax Holding AG (b)	1,980	480,931
Kudelski SA	22,420	104,102
Landis+Gyr Group AG	5,121	346,061
LEM Holding SA	247	479,224
Leonteq AG	3,266	161,886
Medacta Group SA (b)(d)	1,264	136,453
Metall Zug AG Class B	107	230,792
Meyer Burger Technology AG (b)(c)	135,846	62,182
Mobilezone Holding AG	16,454	215,389
Mobimo Holding AG	2,723	834,708
Molecular Partners AG (b)	8,638	209,720
ObsEva SA (b)(c)	48,444	157,443
Orior AG	5,157	456,987
Rieter Holding AG	1,314	177,034
Schweiter Technologies AG	488	806,809
Schweizerische Nationalbank (c)	44	251,522
Sensirion Holding AG (b)(d)	3,607	242,217
Swissquote Group Holding SA	4,944	640,884
See accompanying notes to financial statements.
114

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
u-blox Holding AG	3,335	$ 217,042
Valiant Holding AG	5,949	621,985
Valora Holding AG (b)	4,079	868,979
Vetropack Holding AG (b)	5,379	338,920
V-ZUG Holding AG (b)	1,110	130,914
Ypsomed Holding AG (c)	1,649	277,885
Zehnder Group AG	2,305	184,420
		15,905,214
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd. (c)	180,900	125,214
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (b)(c)	119,573	278,808
TURKEY — 0.1%
Eldorado Gold Corp. (b)(c)	66,696	720,636
UNITED KINGDOM — 8.2%
4imprint Group PLC (b)	3,721	125,780
888 Holdings PLC	145,757	794,349
A.G. Barr PLC (b)	41,359	280,179
Adriatic Metals PLC ADR (b)	64,855	99,782
Aggreko PLC	78,927	955,015
Anglo Pacific Group PLC	111,091	200,480
AO World PLC (b)	135,994	552,573
Ascential PLC (b)	180,532	836,909
Assura PLC REIT	9,514	9,464
Aston Martin Lagonda Global Holdings PLC (b)(d)	22,080	608,971
Autolus Therapeutics PLC ADR (b)(c)	22,534	129,120
Avon Rubber PLC	14,816	645,956
Babcock International Group PLC (b)(c)	177,301	559,207
Biffa PLC (b)(d)	125,922	462,134
BMO Commercial Property Trust REIT	462,500	451,783
Bodycote PLC	67,601	770,869
Brewin Dolphin Holdings PLC	146,850	629,101
Cairn Energy PLC	256,965	603,418
Capita PLC (b)	687,538	413,019
Capital & Counties Properties PLC REIT	494,922	1,165,615
Capital & Regional PLC REIT	3,499	3,775
Card Factory PLC (b)	179,095	176,922
Chemring Group PLC	90,524	332,223
Cineworld Group PLC (b)(c)	490,358	652,733
Civitas Social Housing PLC REIT	231,934	344,959
Clarkson PLC	10,860	412,048
See accompanying notes to financial statements.
115

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Clipper Logistics PLC	34,393	$ 280,916
CLS Holdings PLC	54,774	173,059
CMC Markets PLC (d)	33,382	222,456
Coats Group PLC (b)	514,032	403,541
Concentric AB	8,527	169,047
ContourGlobal PLC (d)	28,627	80,573
Custodian Reit PLC	69,225	87,678
Daily Mail & General Trust PLC Class A	11,559	144,807
De La Rue PLC (b)(c)	65,838	187,124
Devro PLC	138,104	368,127
Dignity PLC (b)(c)	19,880	181,028
Dixons Carphone PLC (b)	546,831	1,078,128
Drax Group PLC	186,356	1,079,885
Elementis PLC (b)	235,056	407,005
Empiric Student Property PLC REIT (b)	324,957	355,536
EnQuest PLC (b)(c)	635,357	155,509
Equiniti Group PLC (b)(d)	177,836	317,006
Essentra PLC (b)	137,272	549,243
Euromoney Institutional Investor PLC	27,116	356,910
FDM Group Holdings PLC	35,213	489,721
Firstgroup PLC (b)	810,701	1,029,602
FLEX LNG, Ltd.	20,457	178,177
Forterra PLC (b)(d)	181,901	720,281
Foxtons Group PLC (b)	218,631	191,846
Future PLC	51,026	1,347,467
Gamesys Group PLC	36,638	976,616
GAN, Ltd. (b)	5,149	93,712
GCP Student Living PLC REIT	92,512	197,840
Genel Energy PLC	97,365	233,742
Greggs PLC (b)	34,750	1,075,877
Gulf Keystone Petroleum, Ltd. (b)	142,543	351,247
Gym Group PLC (b)(d)	142,339	462,487
Halfords Group PLC (b)	76,771	402,500
Hammerson PLC REIT (c)	1,489,601	719,116
Helical PLC	36,696	209,353
Hill & Smith Holdings PLC	32,875	667,665
Hollywood Bowl Group PLC (b)	39,582	125,606
Hyve Group PLC (b)	468	775
Ibstock PLC (b)(d)	184,858	561,617
Indivior PLC (b)	276,242	484,037
International Personal Finance PLC	96,636	139,729
Intu Properties PLC REIT (a)(b)(c)	404,524	—
See accompanying notes to financial statements.
116

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
IP Group PLC (b)	158,526	$ 271,648
J D Wetherspoon PLC (b)	71,510	1,339,835
James Fisher & Sons PLC	4,875	71,431
John Laing Group PLC (d)	109,938	475,370
John Menzies PLC (b)(c)	54,449	248,658
John Wood Group PLC (b)	259,651	969,399
Johnston Press PLC (a)(b)	358	—
Jupiter Fund Management PLC	260,889	1,002,817
Just Group PLC (b)	418,399	583,615
Kainos Group PLC	32,682	672,763
Keller Group PLC	49,862	553,109
Lb-shell PLC (a)(b)	571	—
Lookers PLC (b)	124,701	91,187
Luceco PLC (d)	37,229	139,712
Luxfer Holdings PLC	7,881	167,708
LXI REIT PLC	203,335	353,482
Marshalls PLC (b)	90,043	850,371
Marston's PLC (b)	484,171	656,655
Micro Focus International PLC	146,339	1,116,933
Mitchells & Butlers PLC (b)(c)	239,812	1,065,397
Mitie Group PLC (b)	329,826	286,233
Morgan Advanced Materials PLC	158,925	683,023
Morgan Sindall Group PLC	20,655	503,270
National Express Group PLC (b)	265,326	1,126,765
NCC Group PLC	32,245	114,780
Ninety One PLC	86,851	286,150
NuCana PLC ADR (b)(c)	6,750	33,682
On the Beach Group PLC (b)(d)	66,716	373,715
Orchard Therapeutics PLC ADR (b)	21,300	154,638
OSB Group PLC (b)	196,257	1,154,047
Oxford Biomedica PLC (b)	29,956	393,465
Oxford Instruments PLC	7,255	190,785
Pagegroup PLC (b)	131,048	849,793
Paragon Banking Group PLC	116,180	733,503
PayPoint PLC	28,791	234,365
Pets at Home Group PLC	268,949	1,532,515
Photo-Me International PLC (b)(c)	93,432	73,220
Picton Property Income, Ltd. REIT	155,352	183,903
Playtech PLC (b)	149,753	913,029
Polypipe Group PLC (b)	98,335	752,984
Premier Foods PLC (b)	212,589	279,230
Premier Oil PLC (b)(c)	2,787	861
See accompanying notes to financial statements.
117

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Provident Financial PLC (b)	159,268	$ 476,840
PZ Cussons PLC	172,346	634,888
Rathbone Brothers PLC	22,144	537,717
RDI REIT PLC (c)	103,753	174,068
Regional REIT, Ltd. (d)	156,963	170,867
Renewi PLC (b)	257,801	169,485
Restaurant Group PLC (b)	128,099	216,504
Sabre Insurance Group PLC (d)	103,662	361,847
Sanne Group PLC	68,943	623,040
Savills PLC (b)	66,014	1,040,128
Schroder Real Estate Investment Trust, Ltd. (c)	499,640	275,052
Senior PLC (b)	374,360	571,771
SIG PLC (b)(c)	292,554	154,351
Spire Healthcare Group PLC (b)(d)	88,651	204,505
SSP Group PLC (b)	159,266	818,309
St Modwen Properties PLC	107,078	598,329
Standard Life Investment Property Income Trust, Ltd. REIT	151,846	128,006
SThree PLC (b)	18,092	96,102
Supermarket Income Reit PLC	147,043	220,120
Synthomer PLC	86,385	553,020
Telecom Plus PLC	29,446	515,959
Tiziana Life Sciences PLC ADR (b)	37,214	103,083
TORM PLC	30,872	281,987
Triple Point Social Housing REIT PLC (c)(d)	157,915	220,054
Tyman PLC (b)	102,542	527,003
UK Commercial Property REIT, Ltd. (c)	405,505	403,382
Vectura Group PLC (b)	256,880	409,707
Vesuvius PLC	76,435	568,415
Virgin Money UK PLC ADR (b)	463,052	1,209,705
Vistry Group PLC	94,335	1,421,282
WH Smith PLC (b)	45,055	1,117,058
William Hill PLC (b)	421,783	1,582,861
Workspace Group PLC REIT	47,941	529,154
		67,871,620
UNITED STATES — 1.0%
Access Bio, Inc. ADR (b)	8,684	100,134
Adaptimmune Therapeutics PLC ADR (b)	60,031	318,765
Argonaut Gold, Inc. (b)(c)	112,072	205,089
Arko Corp. (b)	17,066	170,424
Avadel Pharmaceuticals PLC ADR (b)(c)	17,278	156,193
Charlottes Web Holdings, Inc. (b)(c)	41,855	188,487
Constellium SE (b)	62,482	918,485
See accompanying notes to financial statements.
118

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DHT Holdings, Inc.	54,393	$ 322,550
Diversified Gas & Oil PLC	265,522	406,638
Energy Fuels, Inc. (b)(c)	48,025	273,588
Ferroglobe Representation & Warranty Insurance Trust (a)(b)	19,857	—
IMAX Corp. (b)	31,662	636,406
Inmode, Ltd. (b)	4,648	336,376
Maxeon Solar Technologies, Ltd. (b)	5,283	166,731
MeiraGTx Holdings PLC (b)	6,100	88,023
Myovant Sciences, Ltd. (b)(c)	13,350	274,743
New Pride Corp. (a)(b)	8,992	2,848
Nitro Software, Ltd. (b)(c)	82,900	154,064
Nordic American Tankers, Ltd.	85,223	276,975
Ormat Technologies, Inc.	1	61
Pluristem Therapeutics, Inc. (b)	11,410	54,426
REC Silicon ASA (b)	265,758	597,744
Reliance Worldwide Corp., Ltd.	265,079	906,519
Sims, Ltd. (c)	84,452	954,551
Stratasys, Ltd. (b)	27,881	722,118
TI Fluid Systems PLC (d)	79,508	296,183
Viemed Healthcare, Inc. (b)(c)	10,006	101,744
		8,629,865
TOTAL COMMON STOCKS (Cost $733,400,478)		819,204,301

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Paladin Energy, Ltd. (expiring 04/09/23) (a) (b)	80,888	—
SG Fleet Group, Ltd. (expiring 04/23/21) (b)	8,843	—
		—
CANADA — 0.0% (e)
Pan American Silver Corp. (CVR) (expiring 2/22/29) (b)	180,773	157,254
HONG KONG — 0.0% (e)
Esprit Holdings, Ltd. (expiring 4/14/21) (b) (c)	277,800	1,286
SOUTH KOREA — 0.0% (e)
Dawonsys Co., Ltd. (expiring 04/20/21) (b)	2,516	7,448
TOTAL RIGHTS (Cost $56,757)		165,988
See accompanying notes to financial statements.
119

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (b)	533	$ 34
CGG SA (expiring 02/21/23) (b)	1,729	43
Technicolor SA (expiring 9/22/24) (b) (c)	4,594	1,760
		1,837
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (b) (c)	389,064	—
TOTAL WARRANTS (Cost $0)		1,837
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	206,797	206,859
State Street Navigator Securities Lending Portfolio II (i) (j)	51,516,648	51,516,648
TOTAL SHORT-TERM INVESTMENTS (Cost $51,723,489)		51,723,507
TOTAL INVESTMENTS — 105.3% (Cost $785,180,724)		871,095,633
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(44,197,099)
NET ASSETS — 100.0%		$ 826,898,534
(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $784,686, representing 0.1% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
120

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$817,577,144	$842,471	$784,686	$819,204,301
Rights	158,540	7,448	0(a)	165,988
Warrants	1,837	—	—	1,837
Short-Term Investments	51,723,507	—	—	51,723,507
TOTAL INVESTMENTS	$869,461,028	$849,919	$784,686	$871,095,633
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Industrials	20.1%
Consumer Discretionary	14.4
Information Technology	12.2
Materials	11.1
Financials	9.5
Health Care	9.1
Real Estate	9.0
Consumer Staples	5.1
Communication Services	4.3
Energy	2.9
Utilities	1.4
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
121

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,968,910	$ 2,969,504	$ 11,259,548	$14,022,286	$75	$18	206,797	$ 206,859	$ 1,097
State Street Navigator Securities Lending Portfolio II	56,614,313	56,614,313	74,159,446	79,257,111	—	—	51,516,648	51,516,648	654,437
Total		$59,583,817	$85,418,994	$93,279,397	$75	$18		$51,723,507	$655,534
See accompanying notes to financial statements.
122

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 2.8%
Wheaton Precious Metals Corp.	347,973	$ 13,289,338
CANADA — 31.3%
Agnico Eagle Mines, Ltd.	190,529	11,013,193
B2Gold Corp.	714,817	3,076,867
Barrick Gold Corp.	1,047,443	20,776,349
Cameco Corp.	219,669	3,642,361
Canadian Natural Resources, Ltd.	542,425	16,766,688
Cenovus Energy, Inc.	760,654	5,713,151
Franco-Nevada Corp.	138,766	17,388,119
Imperial Oil, Ltd. (a)	152,311	3,688,863
Kinross Gold Corp.	941,698	6,271,243
Kirkland Lake Gold, Ltd.	195,293	6,594,450
Nutrien, Ltd. (a)	383,884	20,677,843
Pan American Silver Corp.	168,035	5,040,315
Suncor Energy, Inc.	863,354	18,045,359
Teck Resources, Ltd. Class B (b)	391,957	7,506,389
Yamana Gold, Inc.	699,953	3,040,731
		149,241,921
CHILE — 1.1%
Lundin Mining Corp.	488,394	5,024,414
UNITED STATES — 63.2%
Archer-Daniels-Midland Co.	533,924	30,433,668
Chevron Corp.	466,666	48,901,930
ConocoPhillips	413,112	21,882,542
Corteva, Inc.	669,473	31,210,831
EOG Resources, Inc.	312,590	22,672,153
Exxon Mobil Corp.	857,671	47,883,772
FMC Corp.	114,320	12,644,935
Freeport-McMoRan, Inc. (b)	922,775	30,386,981
Hess Corp.	165,189	11,688,774
Newmont Corp.	419,512	25,283,988
Pioneer Natural Resources Co.	111,528	17,712,877
		300,702,451
ZAMBIA — 1.5%
First Quantum Minerals, Ltd.	379,372	7,229,152
TOTAL COMMON STOCKS (Cost $441,493,357)		475,487,276

See accompanying notes to financial statements.
123

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (c) (d)	324,002	$ 324,099
State Street Navigator Securities Lending Portfolio II (e) (f)	3,595,425	3,595,425
TOTAL SHORT-TERM INVESTMENTS (Cost $3,919,524)		3,919,524
TOTAL INVESTMENTS — 100.7% (Cost $445,412,881)		479,406,800
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,118,789)
NET ASSETS — 100.0%		$ 476,288,011
(a)	All or a portion of the shares of the security are on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$475,487,276	$—	$—	$475,487,276
Short-Term Investments	3,919,524	—	—	3,919,524
TOTAL INVESTMENTS	$479,406,800	$—	$—	$479,406,800
Industry Breakdown as of March 31, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	45.9%
Metals & Mining	34.0
Chemicals	13.6
Food Products	6.4
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
See accompanying notes to financial statements.
124

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	407,139	$ 407,221	$ 13,023,763	$ 13,106,885	$(30)	$30	324,002	$ 324,099	$ 574
State Street Navigator Securities Lending Portfolio II	3,558,979	3,558,979	111,966,322	111,929,876	—	—	3,595,425	3,595,425	10,903
Total		$3,966,200	$124,990,085	$125,036,761	$(30)	$30		$3,919,524	$ 11,477
See accompanying notes to financial statements.
125

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,632,996,487	$ 906,101,270	$1,861,050,126
Investments in affiliated issuers, at value	10,098,349	21,297,542	75,668,574
Total Investments	1,643,094,836	927,398,812	1,936,718,700
Foreign currency, at value	891,344	1,149,047	1,797,984
Net cash at broker	526,632	—	—
Cash	—	6	—
Receivable from broker — accumulated variation margin on open futures contracts	127,300	—	—
Dividends receivable — unaffiliated issuers	6,129,357	3,986,543	22,454
Dividends receivable — affiliated issuers	393	44	68
Securities lending income receivable — unaffiliated issuers	3,019	5,983	58,555
Securities lending income receivable — affiliated issuers	2,022	2,529	20,741
Receivable for foreign taxes recoverable	434,031	946,250	—
TOTAL ASSETS	1,651,208,934	933,489,214	1,938,618,502
LIABILITIES
Payable upon return of securities loaned	7,392,787	20,794,658	72,955,250
Advisory fee payable	692,851	455,547	948,883
Trustees’ fees and expenses payable	5,166	5,655	1,275
TOTAL LIABILITIES	8,090,804	21,255,860	73,905,408
NET ASSETS	$ 1,643,118,130	$ 912,233,354	$1,864,713,094
NET ASSETS CONSIST OF:
Paid-in Capital	$1,803,387,300	$1,603,508,104	$1,754,912,407
Total distributable earnings (loss)	(160,269,170)	(691,274,750)	109,800,687
NET ASSETS	$ 1,643,118,130	$ 912,233,354	$1,864,713,094
NET ASSET VALUE PER SHARE
Net asset value per share	$ 47.15	$ 34.51	$ 129.95
Shares outstanding (unlimited amount authorized, $0.01 par value)	34,850,000	26,435,379	14,350,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,575,420,434	$ 930,162,160	$1,517,078,158
Investments in affiliated issuers	10,098,316	21,297,542	75,668,574
Total cost of investments	$1,585,518,750	$ 951,459,702	$1,592,746,732
Foreign currency, at cost	$ 893,587	$ 1,151,874	$ 1,801,152
* Includes investments in securities on loan, at value	$ 13,320,815	$ 28,556,504	$ 120,472,151
See accompanying notes to financial statements.
126

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2021 (Unaudited)

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 1,844,711,673	$819,372,126	$475,487,276
Investments in affiliated issuers, at value	3,413,809	51,723,507	3,919,524
Total Investments	1,848,125,482	871,095,633	479,406,800
Foreign currency, at value	5,514,944	3,114,071	297,323
Cash	259	—	—
Receivable for investments sold	—	119,989	48,071,518
Dividends receivable — unaffiliated issuers	6,496,694	3,867,190	679,717
Dividends receivable — affiliated issuers	182	138	256
Securities lending income receivable — unaffiliated issuers	—	51,800	1,295
Securities lending income receivable — affiliated issuers	837	88,412	3,447
Receivable for foreign taxes recoverable	143,917	402,088	—
Other Receivable	7,622	210	—
TOTAL ASSETS	1,860,289,937	878,739,531	528,460,356
LIABILITIES
Payable upon return of securities loaned	2,612,766	51,516,648	3,595,425
Payable for investments purchased	—	—	18,602,667
Payable for fund shares repurchased	—	—	29,828,561
Deferred foreign taxes payable	—	41,980	—
Advisory fee payable	627,271	280,958	143,957
Trustees’ fees and expenses payable	1,523	1,411	1,735
TOTAL LIABILITIES	3,241,560	51,840,997	52,172,345
NET ASSETS	$1,857,048,377	$826,898,534	$ 476,288,011
NET ASSETS CONSIST OF:
Paid-in Capital	$2,010,887,727	$796,989,556	$546,529,453
Total distributable earnings (loss)**	(153,839,350)	29,908,978	(70,241,442)
NET ASSETS	$1,857,048,377	$826,898,534	$ 476,288,011
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.12	$ 37.25	$ 38.49
Shares outstanding (unlimited amount authorized, $0.01 par value)	37,050,000	22,200,000	12,375,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,695,821,492	$733,457,235	$441,493,357
Investments in affiliated issuers	3,413,745	51,723,489	3,919,524
Total cost of investments	$1,699,235,237	$785,180,724	$445,412,881
Foreign currency, at cost	$ 5,547,758	$ 3,138,917	$ 298,082
* Includes investments in securities on loan, at value	$ 12,407,818	$100,585,554	$ 23,865,126
** Includes deferred foreign taxes	$ —	$ 30,937	$ —
See accompanying notes to financial statements.
127

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 32,824,507	$ 14,316,783
Dividend income — affiliated issuers	917	161
Dividend income — non-cash transactions	1,968,986	—
Unaffiliated securities lending income	42,756	68,917
Affiliated securities lending income	174,274	192,512
Foreign taxes withheld	(1,022,029)	(1,325,572)
TOTAL INVESTMENT INCOME (LOSS)	33,989,411	13,252,801
EXPENSES
Advisory fee	3,904,788	2,610,207
Trustees’ fees and expenses	10,805	6,722
TOTAL EXPENSES	3,915,593	2,616,929
NET INVESTMENT INCOME (LOSS)	$ 30,073,818	$ 10,635,872
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,542,449)	779,739
Investments — affiliated issuers	48	13
In-kind redemptions — unaffiliated issuers	9,634,351	(3,226,125)
Foreign currency transactions	4,481	32,288
Futures contracts	747,191	—
Net realized gain (loss)	6,843,622	(2,414,085)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	262,926,917	132,648,162
Investment — affiliated issuers	33	—
Foreign currency translations	(66,772)	(95,235)
Futures contracts	166,766	—
Net change in unrealized appreciation/depreciation	263,026,944	132,552,927
NET REALIZED AND UNREALIZED GAIN (LOSS)	269,870,566	130,138,842
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$299,944,384	$140,774,714
See accompanying notes to financial statements.
128

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,265,508	$ 28,425,694
Dividend income — affiliated issuers	1,623	1,317
Unaffiliated securities lending income	274,310	29,065
Affiliated securities lending income	155,256	77,380
Foreign taxes withheld	(47,038)	(1,777,124)
TOTAL INVESTMENT INCOME (LOSS)	1,649,659	26,756,332
EXPENSES
Advisory fee	5,389,614	2,801,653
Trustees’ fees and expenses	8,977	7,176
TOTAL EXPENSES	5,398,591	2,808,829
NET INVESTMENT INCOME (LOSS)	$ (3,748,932)	$ 23,947,503
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,495,897)	(13,897,953)
Investments — affiliated issuers	—	12
In-kind redemptions — unaffiliated issuers	54,927,492	25,748,349
Foreign currency transactions	27,427	6,101
Net realized gain (loss)	29,459,022	11,856,509
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	148,463,005	341,519,329
Investment — affiliated issuers	—	64
Foreign currency translations	(6,069)	(58,632)
Net change in unrealized appreciation/depreciation	148,456,936	341,460,761
NET REALIZED AND UNREALIZED GAIN (LOSS)	177,915,958	353,317,270
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$174,167,026	$377,264,773
See accompanying notes to financial statements.
129

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 8,124,855	$ 7,321,609
Dividend income — affiliated issuers	1,097	574
Unaffiliated securities lending income	333,809	5,101
Affiliated securities lending income	654,437	10,903
Foreign taxes withheld	(896,096)	(292,858)
TOTAL INVESTMENT INCOME (LOSS)	8,218,102	7,045,329
EXPENSES
Advisory fee	1,542,190	788,225
Trustees’ fees and expenses	4,602	3,432
TOTAL EXPENSES	1,546,792	791,657
NET INVESTMENT INCOME (LOSS)	$ 6,671,310	$ 6,253,672
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	2,763,941	(37,418,950)
Investments — affiliated issuers	75	(30)
In-kind redemptions — unaffiliated issuers	5,156,843	35,875,034
Foreign currency transactions	(9,272)	22,149
Net realized gain (loss)	7,911,587	(1,521,797)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	146,881,473	136,909,838
Investment — affiliated issuers	18	30
Foreign currency translations	(81,804)	1,017
Net change in unrealized appreciation/depreciation	146,799,687	136,910,885
NET REALIZED AND UNREALIZED GAIN (LOSS)	154,711,274	135,389,088
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$161,382,584	$141,642,760
* Includes foreign capital gain taxes	$ 702	$ —
** Includes foreign deferred taxes	$ (21,932)	$ —
See accompanying notes to financial statements.
130

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,073,818	$ 48,848,894
Net realized gain (loss)	6,843,622	(92,938,691)
Net change in unrealized appreciation/depreciation	263,026,944	(424,824,057)
Net increase (decrease) in net assets resulting from operations	299,944,384	(468,913,854)
Distributions to shareholders	(24,906,997)	(76,066,562)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	197,336,113
Cost of shares redeemed	(95,720,971)	(408,305,689)
Other Capital	—	2,307
Net increase (decrease) in net assets from beneficial interest transactions	(95,720,971)	(210,967,269)
Net increase (decrease) in net assets during the period	179,316,416	(755,947,685)
Net assets at beginning of period	1,463,801,714	2,219,749,399
NET ASSETS AT END OF PERIOD	$ 1,643,118,130	$1,463,801,714
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	4,600,000
Shares redeemed	(2,250,000)	(10,300,000)
Net increase (decrease) from share transactions	(2,250,000)	(5,700,000)
See accompanying notes to financial statements.
131

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,635,872	$ 39,187,321
Net realized gain (loss)	(2,414,085)	(112,417,527)
Net change in unrealized appreciation/depreciation	132,552,927	(253,018,680)
Net increase (decrease) in net assets resulting from operations	140,774,714	(326,248,886)
Distributions to shareholders	(10,306,409)	(157,651,313)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	154,669,856
Cost of shares redeemed	(64,044,388)	(918,100,985)
Other Capital	549	37,110
Net increase (decrease) in net assets from beneficial interest transactions	(64,043,839)	(763,394,019)
Net increase (decrease) in net assets during the period	66,424,466	(1,247,294,218)
Net assets at beginning of period	845,808,888	2,093,103,106
NET ASSETS AT END OF PERIOD	$912,233,354	$ 845,808,888
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	3,900,000
Shares redeemed	(2,050,000)	(28,450,000)
Net increase (decrease) from share transactions	(2,050,000)	(24,550,000)
See accompanying notes to financial statements.
132

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (3,748,932)	$ 17,073,825
Net realized gain (loss)	29,459,022	53,905,323
Net change in unrealized appreciation/depreciation	148,456,936	254,066,758
Net increase (decrease) in net assets resulting from operations	174,167,026	325,045,906
Distributions to shareholders	(10,789,765)	(17,591,885)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	386,690,530	274,364,626
Cost of shares redeemed	(111,722,320)	(279,197,035)
Other Capital	436,222	367,324
Net increase (decrease) in net assets from beneficial interest transactions	275,404,432	(4,465,085)
Net increase (decrease) in net assets during the period	438,781,693	302,988,936
Net assets at beginning of period	1,425,931,401	1,122,942,465
NET ASSETS AT END OF PERIOD	$1,864,713,094	$1,425,931,401
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,000,000	2,550,000
Shares redeemed	(750,000)	(2,850,000)
Net increase (decrease) from share transactions	2,250,000	(300,000)
See accompanying notes to financial statements.
133

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 23,947,503	$ 35,321,436
Net realized gain (loss)	11,856,509	(17,636,520)
Net change in unrealized appreciation/depreciation	341,460,761	(97,275,296)
Net increase (decrease) in net assets resulting from operations	377,264,773	(79,590,380)
Distributions to shareholders	(21,613,530)	(37,373,959)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	560,329,050	423,364,382
Cost of shares redeemed	(99,971,381)	(310,241,405)
Other Capital	4,541	9,141
Net increase (decrease) in net assets from beneficial interest transactions	460,362,210	113,132,118
Net increase (decrease) in net assets during the period	816,013,453	(3,832,221)
Net assets at beginning of period	1,041,034,924	1,044,867,145
NET ASSETS AT END OF PERIOD	$1,857,048,377	$1,041,034,924
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,625,000	11,500,000
Shares redeemed	(2,300,000)	(8,025,000)
Net increase (decrease) from share transactions	9,325,000	3,475,000
See accompanying notes to financial statements.
134

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,671,310	$ 14,348,789
Net realized gain (loss)	7,911,587	21,086,118
Net change in unrealized appreciation/depreciation	146,799,687	6,050,490
Net increase (decrease) in net assets resulting from operations	161,382,584	41,485,397
Distributions to shareholders	(6,402,058)	(26,265,887)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	18,486,792	23,818,050
Cost of shares redeemed	(40,851,050)	(131,642,320)
Other Capital	20,360	58,879
Net increase (decrease) in net assets from beneficial interest transactions	(22,343,898)	(107,765,391)
Net increase (decrease) in net assets during the period	132,636,628	(92,545,881)
Net assets at beginning of period	694,261,906	786,807,787
NET ASSETS AT END OF PERIOD	$826,898,534	$ 694,261,906
SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	800,000
Shares redeemed	(1,200,000)	(4,700,000)
Net increase (decrease) from share transactions	(700,000)	(3,900,000)
See accompanying notes to financial statements.
135

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,253,672	$ 14,476,403
Net realized gain (loss)	(1,521,797)	59,023,463
Net change in unrealized appreciation/depreciation	136,910,885	(100,932,868)
Net increase (decrease) in net assets resulting from operations	141,642,760	(27,433,002)
Net equalization credits and charges	(383,269)	(533,288)
Distributions to shareholders	(7,608,794)	(15,482,246)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	48,667,848	201,649,227
Cost of shares redeemed	(122,431,410)	(460,270,574)
Net income equalization	383,269	533,288
Net increase (decrease) in net assets from beneficial interest transactions	(73,380,293)	(258,088,059)
Net increase (decrease) in net assets during the period	60,270,404	(301,536,595)
Net assets at beginning of period	416,017,607	717,554,202
NET ASSETS AT END OF PERIOD	$ 476,288,011	$ 416,017,607
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,275,000	7,400,000
Shares redeemed	(3,500,000)	(15,675,000)
Net increase (decrease) from share transactions	(2,225,000)	(8,275,000)
See accompanying notes to financial statements.
136

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 39.46	$ 51.86	$ 47.58	$ 47.66	$ 49.68	$ 45.11
Income (loss) from investment operations:
Net investment income (loss) (b)	0.84	1.17	1.42	1.43	1.19	1.23
Net realized and unrealized gain (loss) (c)	7.56	(11.73)	4.50	0.27	(1.51)	4.88
Total from investment operations	8.40	(10.56)	5.92	1.70	(0.32)	6.11
Net equalization credits and charges (b)	—	—	(0.02)	(0.00)(d)	(0.00)(d)	0.03
Other capital	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.71)	(1.84)	(1.62)	(1.78)	(1.68)	(1.57)
Net realized gains	—	—	—	—	(0.02)	—
Total distributions	(0.71)	(1.84)	(1.62)	(1.78)	(1.70)	(1.57)
Net asset value, end of period	$ 47.15	$ 39.46	$ 51.86	$ 47.58	$ 47.66	$ 49.68
Total return (e)	21.39%	(20.65)%	12.68%	3.60%	(0.55)%	13.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,643,118	$1,463,802	$2,219,749	$2,298,271	$2,688,166	$2,494,073
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.85%(f)	2.63%	2.92%	3.00%	2.52%	2.56%
Portfolio turnover rate (g)	3%(h)	18%	7%	11%	13%	9%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
137

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 29.69	$ 39.47	$ 38.32	$ 38.37	$ 41.61	$ 39.24
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.91	1.12	1.26	1.16	1.08
Net realized and unrealized gain (loss) (c)	4.81	(7.44)	1.51	(0.33)	(1.36)	2.32
Total from investment operations	5.20	(6.53)	2.63	0.93	(0.20)	3.40
Net equalization credits and charges (b)	—	—	0.41	0.19	0.16	0.08
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.38)	(3.25)	(1.89)	(1.17)	(3.20)	(1.11)
Net asset value, end of period	$ 34.51	$ 29.69	$ 39.47	$ 38.32	$ 38.37	$ 41.61
Total return (e)	17.54%	(17.76)%	8.31%	2.87%	0.48%	8.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$912,233	$845,809	$2,093,103	$2,990,341	$3,654,633	$4,528,235
Ratios to average net assets:
Total expenses	0.59%(f)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	2.40%(f)	2.64%	2.93%	3.18%	3.03%	2.65%
Portfolio turnover rate (g)	4%(h)	14%	9%	15%	18%	14%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
138

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 117.85	$ 90.56	$ 97.16	$ 101.90	$ 78.85	$ 68.73
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.27)	1.36	1.70	1.74	1.57(c)	1.38
Net realized and unrealized gain (loss) (d)	13.13	27.30	(6.39)	(4.21)	22.78	10.68
Total from investment operations	12.86	28.66	(4.69)	(2.47)	24.35	12.06
Other capital	0.03	0.03	0.06	—	0.01	0.00(e)
Distributions to shareholders from:
Net investment income	(0.79)	(1.40)	(1.97)	(2.27)	(1.31)	(1.94)
Net asset value, end of period	$ 129.95	$ 117.85	$ 90.56	$ 97.16	$ 101.90	$ 78.85
Total return (f)	10.95%	31.89%	(4.73)%	(2.64)%	31.50%(c)	17.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,864,713	$1,425,931	$1,122,942	$1,039,601	$1,029,239	$812,123
Ratios to average net assets:
Total expenses	0.59%(g)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	(0.41)%(g)	1.33%	1.81%	1.62%	1.85%(c)	1.94%
Portfolio turnover rate (h)	7%(i)	9%	23%	3%	5%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
139

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 37.55	$ 43.09	$ 50.61	$ 45.84	$ 39.07	$ 32.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.77	1.37	1.81	1.49	1.19	0.97
Net realized and unrealized gain (loss) (c)	12.56	(5.47)	(7.67)	4.52	6.51	6.63
Total from investment operations	13.33	(4.10)	(5.86)	6.01	7.70	7.60
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.76)	(1.44)	(1.66)	(1.24)	(0.93)	(1.09)
Net asset value, end of period	$ 50.12	$ 37.55	$ 43.09	$ 50.61	$ 45.84	$ 39.07
Total return (e)	35.76%	(9.97)%	(11.50)%	13.17%	19.95%	23.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,857,048	$1,041,035	$1,044,867	$1,553,821	$1,226,154	$722,833
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.41%	0.40%
Net investment income (loss)	3.42%(f)	3.45%	4.03%	3.03%	2.82%	2.75%
Portfolio turnover rate (g)	4%(h)	16%	16%	19%	25%	23%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
140

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 30.32	$ 29.36	$ 34.43	$ 34.90	$ 31.21	$ 27.57
Income (loss) from investment operations:
Net investment income (loss) (b)	0.30	0.57	0.71	0.74	0.63	0.62
Net realized and unrealized gain (loss) (c)	6.92	1.40	(4.63)	0.71	4.23	3.76
Total from investment operations	7.22	1.97	(3.92)	1.45	4.86	4.38
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.29)	(1.01)	(1.15)	(0.91)	(0.79)	(0.59)
Net realized gains	—	—	—	(1.01)	(0.38)	(0.15)
Total distributions	(0.29)	(1.01)	(1.15)	(1.92)	(1.17)	(0.74)
Net asset value, end of period	$ 37.25	$ 30.32	$ 29.36	$ 34.43	$ 34.90	$ 31.21
Total return (e)	23.88%	6.71%	(11.28)%	4.02%	16.30%	16.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$826,899	$694,262	$786,808	$871,116	$886,430	$702,312
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	1.73%(f)	1.99%	2.35%	2.11%	1.99%	2.15%
Portfolio turnover rate (g)	1%(h)	21%	15%	29%	31%	20%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
141

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	For the Period 12/15/15*- 9/30/16(a)
Net asset value, beginning of period	$ 28.49	$ 31.37	$ 34.28	$ 33.67	$ 34.05	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.47	0.74	0.67	0.54	0.50	0.39
Net realized and unrealized gain (loss) (c)	10.12	(2.85)	(2.95)	0.72	0.75	8.91
Total from investment operations	10.59	(2.11)	(2.28)	1.26	1.25	9.30
Net equalization credits and charges (b)	(0.03)	(0.03)	0.01	(0.00)(d)	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(0.56)	(0.74)	(0.64)	(0.50)	(0.51)	(0.25)
Net realized gains	—	—	—	(0.15)	(1.13)	—
Total distributions	(0.56)	(0.74)	(0.64)	(0.65)	(1.64)	(0.25)
Net asset value, end of period	$ 38.49	$ 28.49	$ 31.37	$ 34.28	$ 33.67	$ 34.05
Total return (e)	37.39%	(7.09)%	(6.50)%	3.67%	3.74%	37.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$476,288	$416,018	$717,554	$714,707	$1,016,760	$829,092
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%(f)
Net investment income (loss)	2.78%(f)	2.47%	2.11%	1.57%	1.53%	1.63%(f)
Portfolio turnover rate (g)	20%(h)	22%	19%	20%	15%	15%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
142

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each
143

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for
144

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
145

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S.
146

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the period ended March 31, 2021:
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small
147

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the SPDR Dow Jones Global Real Estate ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
148

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$127,300	$—	$127,300
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$747,191	$—	$747,191
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$166,766	$—	$166,766
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
149

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
150

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2021, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 55,119,529	$ 50,907,485
SPDR Dow Jones International Real Estate ETF	38,518,319	39,027,990
SPDR S&P China ETF	371,356,736	128,124,195
SPDR S&P Global Natural Resources ETF	74,083,770	52,128,888
151

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

	Purchases	Sales
SPDR S&P International Small Cap ETF	$ 9,771,905	$ 12,903,790
SPDR S&P North American Natural Resources ETF	91,577,139	85,076,920
For the period ended March 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ —	$ 95,433,872	$ 9,634,351
SPDR Dow Jones International Real Estate ETF	—	63,531,845	(3,226,125)
SPDR S&P China ETF	114,255,744	91,440,746	54,927,492
SPDR S&P Global Natural Resources ETF	535,689,258	100,629,832	25,748,349
SPDR S&P International Small Cap ETF	13,908,839	32,455,932	5,156,843
SPDR S&P North American Natural Resources ETF	41,745,396	122,446,058	35,875,034
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
152

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the The IRS (Internal Revenue Service) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$1,610,231,492	$238,170,145	$205,433,087	$ 32,737,058
SPDR Dow Jones International Real Estate ETF	988,169,907	90,056,282	150,827,377	(60,771,095)
SPDR S&P China ETF	1,598,162,660	480,115,740	141,559,700	338,556,040
SPDR S&P Global Natural Resources ETF	1,704,037,707	215,627,003	71,539,228	144,087,775
SPDR S&P International Small Cap ETF	793,871,010	172,069,450	94,844,827	77,224,623
SPDR S&P North American Natural Resources ETF	447,135,091	61,954,370	29,682,661	32,271,709
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security
153

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 13,320,815	$ 7,392,787	$ 6,806,725	$ 14,199,512
SPDR Dow Jones International Real Estate ETF	28,556,504	20,794,658	9,674,141	30,468,799
SPDR S&P China ETF	120,472,151	72,955,250	53,570,494	126,525,744
SPDR S&P Global Natural Resources ETF	12,407,818	2,612,766	10,496,435	13,109,201
154

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR S&P International Small Cap ETF	$100,585,554	$51,516,648	$54,842,769	$106,359,417
SPDR S&P North American Natural Resources ETF	23,865,126	3,595,425	21,891,675	25,487,100
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2021:
		Remaining Contractual Maturity of the Agreements As of March 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 7,392,787	$—	$—	$—	$ 7,392,787	$ 7,392,787
SPDR Dow Jones International Real Estate ETF	Common Stocks	20,780,872	—	—	—	20,780,872	20,780,872
SPDR S&P China ETF	Common Stocks	72,955,250	—	—	—	72,955,250	72,955,250
SPDR S&P Global Natural Resources ETF	Common Stocks	2,612,766	—	—	—	2,612,766	2,612,766
SPDR S&P International Small Cap ETF	Common Stocks	51,514,766	—	—	—	51,514,766	51,514,766
SPDR S&P International Small Cap ETF	Warrants	1,882	—	—	—	1,882	1,882
SPDR S&P North American Natural Resources ETF	Common Stocks	3,595,425	—	—	—	3,595,425	3,595,425
10.    Line of Credit
The SPDR S&P International Small Cap ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Fund had no outstanding loans as of March 31, 2021.
155

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in
156

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during
157

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
158

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
159

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$1,213.90	$1,175.40	$1,109.50
Expenses Paid During Period(a)	2.76	3.20	3.10
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.40	1,022.00	1,022.00
Expenses Paid During Period(a)	2.52	2.97	2.97
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$1,357.60	$1,238.80	$1,373.90
Expenses Paid During Period(a)	2.35	2.23	2.07
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,023.20
Expenses Paid During Period(a)	2.02	2.02	1.77
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
160

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
161

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Funds' website at www.ssga.com and SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
162

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRISRASAR

Semi-Annual Report
March 31, 2021
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Tencent Holdings, Ltd.	5.4%
Alibaba Group Holding, Ltd. ADR	4.9
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7
Meituan Class B	1.9
Naspers, Ltd. Class N	1.3
Reliance Industries, Ltd. GDR	1.1
China Construction Bank Corp. Class H	1.1
JD.com, Inc. ADR	0.9
Infosys, Ltd. ADR	0.9
Ping An Insurance Group Co. of China, Ltd. Class H	0.9
TOTAL	23.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Samsung Electronics Co., Ltd. GDR	1.6%
Nestle SA	1.3
ASML Holding NV	1.1
Roche Holding AG	1.0
Novartis AG	0.9
Toyota Motor Corp.	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.7
Unilever PLC	0.6
AIA Group, Ltd.	0.6
SoftBank Group Corp.	0.6
TOTAL	9.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
2

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.5
Amazon.com, Inc.	2.0
Alphabet, Inc. Class C	1.0
Alphabet, Inc. Class A	1.0
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.0
Facebook, Inc. Class A	1.0
JPMorgan Chase & Co.	0.9
Visa, Inc. Class A	0.8
Tencent Holdings, Ltd.	0.8
TOTAL	14.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of March 31, 2021

Description	% of Net Assets
Nestle SA	2.6%
ASML Holding NV	2.1
Roche Holding AG	1.8
Novartis AG	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.4
Unilever PLC	1.2
Linde PLC	1.2
SAP SE	1.1
AstraZeneca PLC	1.1
Siemens AG	1.0
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 5.5%
Afya, Ltd. Class A (a)(b)	10,804	$ 200,846
Ambev SA ADR (b)	3,891,146	10,661,740
Anima Holding SA (a)	107,605	190,688
Arco Platform, Ltd. Class A (a)(b)	9,773	247,648
Atacadao SA	21,773	89,592
Azul SA Preference Shares (a)	104,085	698,142
B2W Cia Digital (a)	146,576	1,577,971
B3 SA - Brasil Bolsa Balcao	1,796,549	17,389,245
Banco Bradesco SA ADR (b)	4,464,236	20,981,909
Banco Bradesco SA	108,344	451,385
Banco BTG Pactual SA	112,995	1,943,322
Banco BTG Pactual SA Preference Shares	1	5
Banco do Brasil SA	950,660	5,129,824
Banco Inter SA Preference Shares (c)	61,679	569,462
Banco Inter SA	108,840	3,022,562
Banco Pan SA Preference Shares	403,206	785,262
Banco Santander Brasil SA	41,714	292,730
BB Seguridade Participacoes SA	630,419	2,709,137
BR Malls Participacoes SA (a)	1,170,511	2,099,162
Bradespar SA Preference Shares	392,011	4,745,396
Brasil Brokers Participacoes SA (a)	3,038	931
Braskem SA ADR (a)(b)	187,897	2,671,895
BRF SA ADR (a)	578,592	2,597,878
CCR SA	566,629	1,297,332
Centrais Eletricas Brasileiras SA ADR (b)	531,765	3,243,767
Cia Brasileira de Distribuicao ADR (b)	251,912	1,466,128
Cia de Locacao das Americas	112,492	493,984
Cia de Saneamento Basico do Estado de Sao Paulo	516,046	3,767,694
Cia Energetica de Minas Gerais ADR (b)	1,512,921	3,434,331
Cia Energetica de Sao Paulo Class B, Preference Shares	52,640	262,687
Cia Hering	39,206	111,789
Cia Siderurgica Nacional SA ADR (b)	713,039	4,777,361
Cielo SA	1,171,901	772,545
Cogna Educacao (a)	1,406,208	991,797
Construtora Tenda SA	1,668	7,682
Cosan SA	219,012	3,548,128
Cosan SA ADR	34,505	557,256
CVC Brasil Operadora e Agencia de Viagens SA (a)	62,789	219,422
Cyrela Brazil Realty SA Empreendimentos e Participacoes	491,705	2,147,887
Duratex SA	446,753	1,479,676
See accompanying notes to financial statements.
5

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Embraer SA (a)	893,284	$ 2,217,776
Eneva SA (a)	820,920	2,429,446
Engie Brasil Energia SA	87,913	651,675
Equatorial Energia SA	189,116	831,132
Eternit SA (a)	7,252	24,083
Gafisa SA (a)	29,813	24,303
Gerdau SA ADR (b)	1,226,360	6,548,762
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	24,916	94,975
Grupo SBF SA (a)	33,763	158,015
Hapvida Participacoes e Investimentos SA (c)	499,240	1,316,444
Hypera SA	78,534	445,764
IRB Brasil Resseguros SA	369,974	401,903
Itau Unibanco Holding SA Preference Shares ADR	4,355,494	21,603,250
Itausa SA Preference Shares	5,422,414	9,916,589
Itausa SA	353,031	694,426
Kepler Weber SA	10,590	81,316
Klabin SA (a)	330,834	1,619,873
Linx SA	35,140	235,388
Localiza Rent a Car SA	335,364	3,549,759
Locaweb Servicos de Internet SA (c)	120,528	488,050
LOG Commercial Properties e Participacoes SA	3,541	17,972
Log-in Logistica Intermodal SA (a)	5,741	15,484
Lojas Americanas SA Preference Shares	1,171,609	4,642,420
Lojas Renner SA	888,368	6,704,872
Magazine Luiza SA	1,799,258	6,453,479
Marcopolo SA Preference Shares	413,230	205,041
Marfrig Global Foods SA (a)	192,880	601,917
Metalurgica Gerdau SA Preference Shares	1,650,367	3,921,925
Mills Estruturas e Servicos de Engenharia SA (a)	37,870	44,494
Minerva SA	42,072	76,047
MMX Mineracao e Metalicos SA (a)	20,968	102,183
MRV Engenharia e Participacoes SA	103,078	332,451
Natura & Co. Holding SA (a)	645,180	5,503,981
Notre Dame Intermedica Participacoes SA	406,039	5,957,829
Odontoprev SA	25,047	58,368
Oi SA ADR (a)(b)	737,829	1,224,796
Pagseguro Digital, Ltd. Class A (a)(b)	125,360	5,804,168
PDG Realty SA Empreendimentos e Participacoes (a)	72,195	68,574
Petro Rio SA (a)	41,539	679,287
Petrobras Distribuidora SA	246,464	964,367
Petroleo Brasileiro SA Preference Shares ADR	1,996,870	17,053,270
Petroleo Brasileiro SA ADR	987,674	8,375,476
See accompanying notes to financial statements.
6

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,264	$ 12,714
Qualicorp Consultoria e Corretora de Seguros SA	91,215	490,586
Raia Drogasil SA	665,338	2,954,700
Rede D'Or Sao Luiz SA (c)	491,813	5,657,200
Restoque Comercio e Confeccoes de Roupas SA (a)	8,799	6,409
Rodobens Negocios Imobiliarios SA	55,483	80,624
Rossi Residencial SA (a)	98,693	170,522
Rumo SA (a)	632,268	2,268,904
Sendas Distribuidora SA (a)(b)	251,912	3,274,856
StoneCo, Ltd. Class A (a)	151,344	9,265,280
Sul America SA	70,716	428,206
Suzano Papel e Celulose SA ADR (a)(b)	204,311	2,496,680
Suzano SA (a)	215,160	2,613,719
T4F Entretenimento SA (a)	127,791	79,261
Telefonica Brasil SA	620,631	4,864,524
TIM SA (b)	257,829	2,926,359
TOTVS SA	211,500	1,084,298
Ultrapar Participacoes SA	610,624	2,295,115
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	857,397	2,580,765
Vale SA ADR	2,428,677	42,210,406
Vasta Platform, Ltd. (a)(b)	7,789	76,722
Via Varejo S/A (a)	991,519	2,120,793
WEG SA	676,067	8,932,758
XP, Inc. Class A (a)	112,992	4,256,409
YDUQS Participacoes SA	268,847	1,272,533
		332,197,871
CANADA — 0.0% (d)
Atlas Corp. (b)	11,086	151,324
CAYMAN ISLANDS — 0.0% (d)
China Online Education Group ADR (a)	1,275	25,946
CHILE — 0.6%
AntarChile SA	207,658	2,586,620
Banco de Chile	3,600,749	425,684
Banco Santander Chile	4,709,030	294,970
Cencosud SA	94,154	201,847
Empresas COPEC SA	466,867	5,782,548
Empresas Iansa SA (a)	3,039,552	77,470
Enel Americas SA ADR (b)	894,132	7,582,239
Enel Chile SA ADR	1,052,596	4,126,176
Enjoy SA (a)	2,588,868	25,712
Falabella SA	1,489,398	6,783,561
See accompanying notes to financial statements.
7

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Multiexport Foods SA	2,781,150	$ 1,285,275
Parque Arauco SA	2,676,388	5,234,306
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	90,875	4,871,376
		39,277,784
CHINA — 40.5%
21Vianet Group, Inc. ADR (a)	57,285	1,850,305
360 DigiTech, Inc. ADR (b)	27,202	707,524
360 Security Technology, Inc. Class A	111,100	235,706
3SBio, Inc. (a)(c)	686,000	606,193
500.com, Ltd. Class A, ADR (a)(b)	8,296	177,286
51job, Inc. ADR (a)	5,619	351,749
AAC Technologies Holdings, Inc. (b)	713,632	3,593,655
Addsino Co., Ltd. Class A	272,300	766,949
Advanced Technology & Materials Co., Ltd. Class A (a)	146,900	150,679
AECC Aviation Power Co., Ltd. Class A	57,500	399,534
Aerospace CH UAV Co., Ltd.	57,393	183,694
Agile Group Holdings, Ltd.	2,683,626	4,397,661
Agora, Inc. ADR (a)(b)	784	39,413
Agricultural Bank of China, Ltd. Class A	6,194,300	3,209,873
Agricultural Bank of China, Ltd. Class H	24,853,000	9,941,903
Aier Eye Hospital Group Co., Ltd. Class A	154,299	1,393,376
Air China, Ltd. Class H	2,775,744	2,402,840
Airtac International Group	79,000	2,782,568
AK Medical Holdings, Ltd. (b)(c)	166,000	211,385
Akeso, Inc. (a)(c)	174,000	1,098,907
Alibaba Group Holding, Ltd. ADR (a)	1,329,513	301,440,482
A-Living Smart City Services Co., Ltd. (c)	84,500	374,978
Alpha Group Class A (a)	413,600	342,923
Alphamab Oncology (a)(c)	38,000	55,037
Aluminum Corp. of China, Ltd. Class H (a)	7,854,000	3,232,743
Amoy Diagnostics Co., Ltd. Class A	10,000	108,730
An Hui Wenergy Co., Ltd. Class A	265,000	187,405
Angang Steel Co., Ltd. Class H	3,027,231	1,510,802
Anhui Anke Biotechnology Group Co., Ltd. Class A	14,700	33,808
Anhui Conch Cement Co., Ltd. Class A	108,800	849,347
Anhui Conch Cement Co., Ltd. Class H	1,565,771	10,180,749
Anhui Construction Engineering Group Co., Ltd. Class A	411,100	259,397
Anhui Expressway Co., Ltd. Class H	8,000	5,536
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	243,300	1,154,722
Anhui Gujing Distillery Co., Ltd. Class A	7,700	246,648
Anhui Gujing Distillery Co., Ltd. Class B	115,600	1,620,745
See accompanying notes to financial statements.
8

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	$ 426,528
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	340,500	363,272
Anhui Jinhe Industrial Co., Ltd. Class A	108,400	650,942
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	154,027
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	562,917	805,613
ANTA Sports Products, Ltd.	927,506	15,127,470
Anton Oilfield Services Group (a)(b)	130,000	8,194
Aoshikang Technology Co., Ltd. Class A	13,700	121,315
Aotecar New Energy Technology Co., Ltd. Class A	217,993	119,941
Apeloa Pharmaceutical Co., Ltd. Class A	221,700	961,313
Ascentage Pharma Group International (a)(c)	43,900	171,377
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	810,097
Ausnutria Dairy Corp., Ltd.	58,000	75,946
Autobio Diagnostics Co., Ltd. Class A	23,100	386,643
Autohome, Inc. ADR (b)	37,909	3,535,772
Avary Holding Shenzhen Co., Ltd. Class A	103,900	565,328
Avic Capital Co., Ltd. Class A	260,400	158,751
AVIC International Holding HK, Ltd. (a)	2,426,527	40,887
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	211,211
AVIC Shenyang Aircraft Co., Ltd. Class A	40,400	399,678
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	15,500	57,311
AviChina Industry & Technology Co., Ltd. Class H	2,689,000	1,802,017
Bafang Electric Suzhou Co., Ltd. Class A	9,514	277,828
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,082
Baidu, Inc. ADR (a)(b)	208,964	45,460,118
Baidu, Inc. Class A (a)(b)	39,450	1,080,829
BAIOO Family Interactive, Ltd. (c)	2,460,000	626,514
Bank of China, Ltd. Class A	2,151,450	1,098,482
Bank of China, Ltd. Class H	70,605,440	26,881,915
Bank of Communications Co., Ltd. Class H	20,613,864	13,124,868
Bank of Ningbo Co., Ltd. Class A	252,300	1,495,066
Baoshan Iron & Steel Co., Ltd. Class A	59,200	72,904
Baosheng Science and Technology Innovation Co., Ltd. Class A	1,016,800	641,583
Baozun, Inc. ADR (a)(b)	15,979	609,439
Bay Area Gold Group, Ltd. (a)	231	25
BBMG Corp. Class H	1,278,000	266,303
BeiGene, Ltd. ADR (a)	25,551	8,893,792
Beijing BDStar Navigation Co., Ltd. Class A (a)	119,400	786,149
Beijing Capital International Airport Co., Ltd. Class H	3,159,490	2,458,684
Beijing Capital Land, Ltd. Class H	28,000	3,530
Beijing Career International Co., Ltd. Class A	30,600	240,231
See accompanying notes to financial statements.
9

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Beijing Certificate Authority Co., Ltd. Class A	14,100	$ 89,033
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	23,000	55,026
Beijing Ctrowell Technology Corp., Ltd. Class A	81,406	114,146
Beijing Dabeinong Technology Group Co., Ltd. Class A	381,700	489,836
Beijing Enterprises Clean Energy Group, Ltd. (a)	24,114,856	378,421
Beijing Enterprises Holdings, Ltd.	681,500	2,406,238
Beijing Enterprises Water Group, Ltd.	5,390,000	2,045,225
Beijing GeoEnviron Engineering & Technology, Inc. Class A	564,100	1,567,327
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	30,788
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	224,100	1,747,387
Beijing Shiji Information Technology Co., Ltd. Class A	112,300	505,429
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	192,406
Beijing SL Pharmaceutical Co., Ltd. Class A	248,650	358,506
Beijing Strong Biotechnologies, Inc. Class A	9,100	26,921
Beijing Tiantan Biological Products Corp., Ltd. Class A	198,523	988,197
Beijing Tongtech Co., Ltd. Class A	18,500	114,955
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	219,473
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	88,425
Beijing Zuojiang Technology Co., Ltd. Class A	19,600	127,407
Beken Corp. Class A	12,564	104,266
Berry Genomics Co., Ltd. Class A (a)	112,000	552,387
BEST, Inc. ADR (a)(b)	45,217	85,008
Bestsun Energy Co., Ltd. Class A	264,200	230,327
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	111,813
Betta Pharmaceuticals Co., Ltd. Class A	1,400	22,652
BGI Genomics Co., Ltd. Class A	20,100	376,224
Biem.L.Fdlkk Garment Co., Ltd. Class A	176,963	552,908
Bilibili, Inc. ADR (a)	103,784	11,111,115
Blue Sail Medical Co., Ltd. Class A	120,400	353,610
BOE Technology Group Co., Ltd. Class A	986,700	942,908
BOE Technology Group Co., Ltd. Class B	814,700	391,922
Bosideng International Holdings, Ltd.	2,580,000	1,161,497
Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	84,271
Boyaa Interactive International, Ltd. (a)	64,000	4,692
Brilliance China Automotive Holdings, Ltd.	2,744,000	2,576,542
B-Soft Co., Ltd. Class A	164,784	275,511
BYD Co., Ltd. Class A	107,800	2,702,886
BYD Co., Ltd. Class H	582,556	12,356,306
BYD Electronic International Co., Ltd. (b)	647,500	3,781,168
C&S Paper Co., Ltd. Class A	7,400	29,143
See accompanying notes to financial statements.
10

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
C.banner International Holdings, Ltd. (a)	12,000	$ 256
Cabbeen Fashion, Ltd.	1,246,000	389,453
Caissa Tosun Development Co., Ltd. Class A (a)	83,006	124,360
Caitong Securities Co., Ltd. Class A	140,700	238,889
CanSino Biologics, Inc. Class H (a)(b)(c)	19,600	741,197
CAR, Inc. (a)	96,000	48,652
CECEP Wind-Power Corp. Class A	537,800	352,457
Central China Securities Co., Ltd. Class A (a)	463,600	317,960
CGN Mining Co., Ltd.	325,000	21,738
CGN New Energy Holdings Co Ltd (a)	24,000	6,267
CGN Nuclear Technology Development Co., Ltd. Class A	252,400	473,548
CGN Power Co., Ltd. Class H (c)	9,620,000	2,326,287
Chacha Food Co., Ltd. Class A	30,900	230,813
Changchun High & New Technology Industry Group, Inc. Class A	11,925	822,838
Changjiang Securities Co., Ltd. Class A	402,900	433,530
Changsha Jingjia Microelectronics Co., Ltd. Class A	26,700	320,667
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	783,515
Chanjet Information Technology Co., Ltd. Class H	2,600	7,909
Chaowei Power Holdings, Ltd.	75,000	28,169
Cheetah Mobile, Inc. ADR (b)	10,984	24,714
ChemPartner PharmaTech Co., Ltd. Class A (a)	51,800	96,239
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	124,400	279,659
Chengdu Hongqi Chain Co., Ltd. Class A	847,086	770,759
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	104,353
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	99,200	219,531
China Aerospace International Holdings, Ltd.	2,254,000	188,451
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	5,267
China Aoyuan Group, Ltd.	1,347,000	1,446,720
China Baoan Group Co., Ltd. Class A	289,800	383,385
China Bester Group Telecom Co., Ltd. Class A	116,900	205,428
China Biologic Products Holdings, Inc. (a)(b)	16,264	1,925,820
China Bohai Bank Co., Ltd. Class H (a)(c)	42,500	19,079
China Building Material Test & Certification Group Co., Ltd. Class A	574,320	2,188,319
China Chengtong Development Group, Ltd. (a)(b)	3,726,000	85,788
China Cinda Asset Management Co., Ltd. Class H	11,357,000	2,366,513
China CITIC Bank Corp., Ltd. Class H	11,020,000	5,598,981
China Coal Energy Co., Ltd. Class H	6,744,000	3,105,496
China Common Rich Renewable Energy Investment, Ltd. (a)(e)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	68,234
See accompanying notes to financial statements.
11

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Conch Venture Holdings, Ltd.	1,387,200	$ 6,521,639
China Construction Bank Corp. Class H	76,038,600	63,964,968
China Datang Corp. Renewable Power Co., Ltd. Class H	1,238,000	235,675
China Dili Group (a)	2,131,100	627,725
China Dongxiang Group Co., Ltd.	1,080,000	125,025
China East Education Holdings, Ltd. (b)(c)	31,500	68,636
China Eastern Airlines Corp., Ltd. Class H	144,000	67,791
China Education Group Holdings, Ltd.	163,000	289,752
China Electronics Huada Technology Co., Ltd.	134,000	13,099
China Energine International Holdings, Ltd. (a)(b)	1,430,000	28,142
China Enterprise Co., Ltd. Class A	382,592	198,258
China Everbright Bank Co., Ltd. Class A	554,500	344,809
China Everbright Environment Group, Ltd.	3,058,111	2,069,042
China Everbright, Ltd.	24,000	31,364
China Evergrande Group (b)	1,850,737	3,523,196
China Fangda Group Co., Ltd. Class B	2,011,067	794,137
China Feihe, Ltd. (c)	1,535,000	4,343,716
China Film Co., Ltd. Class A	150,100	324,166
China Financial Services Holdings, Ltd. (a)	86,100	18,827
China Foods, Ltd.	16,000	6,771
China Fortune Land Development Co., Ltd. Class A	35,620	34,093
China Galaxy Securities Co., Ltd. Class A	162,000	255,548
China Galaxy Securities Co., Ltd. Class H	2,763,400	1,706,143
China Gas Holdings, Ltd.	2,137,600	8,757,219
China Great Wall Securities Co., Ltd. Class A	126,200	209,846
China Greatwall Technology Group Co., Ltd. Class A	166,500	377,094
China Hanking Holdings, Ltd.	1,162,000	200,282
China Harmony Auto Holding, Ltd.	7,000	3,683
China High Speed Railway Technology Co., Ltd. Class A	722,900	252,308
China Hongqiao Group, Ltd.	50,500	67,425
China Huarong Energy Co., Ltd. (a)	100,000	1,582
China Index Holdings, Ltd. ADR (a)(b)	34,968	76,230
China International Capital Corp., Ltd. Class H (a)(b)(c)	351,200	851,071
China International Marine Containers Group Co., Ltd. Class H	134,540	236,046
China Jinmao Holdings Group, Ltd.	880,000	353,157
China Kings Resources Group Co., Ltd. Class A	7,400	28,467
China Lesso Group Holdings, Ltd.	1,301,000	2,797,975
China Life Insurance Co., Ltd. Class H	7,047,260	14,557,814
China Literature, Ltd. (a)(b)(c)	167,600	1,658,872
China Longyuan Power Group Corp., Ltd. Class H	2,690,000	3,653,815
China Machinery Engineering Corp. Class H	14,000	6,249
China Medical System Holdings, Ltd.	1,387,000	2,743,867
See accompanying notes to financial statements.
12

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Meidong Auto Holdings, Ltd.	152,000	$ 704,822
China Mengniu Dairy Co., Ltd.	2,596,345	14,861,161
China Merchants Bank Co., Ltd. Class A	1,061,562	8,267,667
China Merchants Bank Co., Ltd. Class H	3,504,181	26,750,850
China Merchants China Direct Investments, Ltd.	4,000	5,567
China Merchants Port Holdings Co., Ltd.	2,762,090	4,234,912
China Merchants Securities Co., Ltd. Class A	385,741	1,155,248
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	163,457	305,678
China Minsheng Banking Corp., Ltd. Class H	7,411,379	4,299,381
China Modern Dairy Holdings, Ltd. (a)	93,000	22,250
China Molybdenum Co., Ltd. Class A	1,543,700	1,242,263
China Molybdenum Co., Ltd. Class H	345,000	209,012
China National Accord Medicines Corp., Ltd. Class B	266,195	789,226
China National Building Material Co., Ltd. Class H	2,947,400	4,253,655
China National Medicines Corp., Ltd. Class A	152,795	788,287
China National Software & Service Co., Ltd. Class A	30,200	246,481
China Ocean Industry Group, Ltd. (a)	57,625	927
China Oilfield Services, Ltd. Class H	2,158,422	2,221,041
China Overseas Grand Oceans Group, Ltd.	109,500	71,550
China Overseas Land & Investment, Ltd.	4,170,804	10,836,810
China Overseas Property Holdings, Ltd.	62,066	57,959
China Pacific Insurance Group Co., Ltd. Class A	253,838	1,463,944
China Pacific Insurance Group Co., Ltd. Class H	2,473,600	9,751,923
China Petroleum & Chemical Corp. Class H	23,100,338	12,301,243
China Power International Development, Ltd.	6,904,000	1,607,347
China Railway Group, Ltd. Class H	5,534,487	2,925,833
China Rare Earth Holdings, Ltd. (a)	2,013,200	235,645
China Resources Beer Holdings Co., Ltd.	906,930	7,110,134
China Resources Cement Holdings, Ltd.	332,000	372,806
China Resources Gas Group, Ltd.	346,000	1,918,155
China Resources Land, Ltd.	2,786,222	13,493,078
China Resources Power Holdings Co., Ltd.	2,766,432	3,672,231
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	91,708
China Sanjiang Fine Chemicals Co., Ltd.	73,000	34,179
China Science Publishing & Media, Ltd. Class A	127,700	188,985
China Shenhua Energy Co., Ltd. Class H	3,995,624	8,233,367
China Shipbuilding Industry Co., Ltd. Class A (a)	1,076,900	671,298
China Singyes Solar Technologies Holdings, Ltd. (a)	9,600	1,432
China South City Holdings, Ltd.	2,572,000	284,511
China Southern Airlines Co., Ltd. Class H (a)	2,604,000	1,929,273
China State Construction Engineering Corp., Ltd. Class A	547,300	432,922
See accompanying notes to financial statements.
13

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	1,103,835	$ 2,249,001
China Tianying, Inc. Class A (a)	557,700	390,999
China Tourism Group Duty Free Corp., Ltd. Class A	134,900	6,293,085
China Tower Corp., Ltd. Class H (c)	27,888,000	4,125,205
China TransInfo Technology Co., Ltd. Class A	290,300	697,743
China Travel International Investment Hong Kong, Ltd. (a)	8,138,000	1,381,726
China Vanke Co., Ltd. Class A	439,200	2,008,169
China Vanke Co., Ltd. Class H	1,097,000	4,296,593
China World Trade Center Co., Ltd. Class A	107,000	196,348
China Yangtze Power Co., Ltd. Class A	1,253,800	4,097,036
China Yongda Automobiles Services Holdings, Ltd.	827,500	1,511,425
China Yuhua Education Corp., Ltd. (c)	24,000	18,800
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	38,000	3,421
China Zhenhua Group Science & Technology Co., Ltd. Class A	240,300	1,999,692
ChinaCache International Holdings, Ltd. ADR (a)(b)	18,355	771
Chinadive Watersports, Inc. Class A	13,600	144,702
Chinasoft International, Ltd.	248,000	266,679
Chinese Universe Publishing and Media Group Co., Ltd. Class A	191,800	308,987
Chlitina Holding, Ltd.	2,000	16,647
Chongqing Brewery Co., Ltd. Class A	27,511	466,637
Chongqing Changan Automobile Co., Ltd. Class A (a)	10,100	21,843
Chongqing Changan Automobile Co., Ltd. Class B (a)	1,093,500	821,414
Chongqing Department Store Co., Ltd. Class A	24,800	114,188
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	5,180	15,024
Chongqing Gas Group Corp., Ltd. Class A	151,700	268,201
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	9,585
Chongqing Zhifei Biological Products Co., Ltd. Class A	110,700	2,910,236
Chow Tai Seng Jewellery Co., Ltd. Class A	118,162	629,962
CIFI Holdings Group Co., Ltd.	1,758,447	1,705,418
CIMC Enric Holdings, Ltd.	10,000	7,139
Citic Pacific Special Steel Group Co., Ltd. Class A	46,950	188,911
CITIC Resources Holdings, Ltd. (a)	2,066,000	85,038
CITIC Securities Co., Ltd. Class A	532,200	1,937,795
CITIC Securities Co., Ltd. Class H (b)	1,412,500	3,252,159
CITIC Telecom International Holdings, Ltd.	1,375,000	486,369
CITIC, Ltd.	4,261,961	4,034,759
CMST Development Co., Ltd. Class A (a)	255,300	199,611
CNHTC Jinan Truck Co., Ltd. Class A	122,500	713,208
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	975,200	1,367,408
COFCO Biotechnology Co., Ltd. Class L	153,200	209,678
Cogobuy Group (a)(c)	64,000	19,181
See accompanying notes to financial statements.
14

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Colour Life Services Group Co., Ltd. (b)	69,000	$ 30,176
Comtec Solar Systems Group, Ltd. (a)	211,500	9,250
Contemporary Amperex Technology Co., Ltd. Class A	135,093	6,633,377
COSCO SHIPPING Development Co., Ltd. Class H	8,279,117	1,352,440
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	2,338,000	1,025,485
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	3,899,425	5,015,692
COSCO SHIPPING Ports, Ltd.	3,006,050	2,188,482
Cosmo Lady China Holdings Co., Ltd. (a)(c)	71,000	11,142
Country Garden Holdings Co., Ltd.	5,817,514	7,467,897
Country Garden Services Holdings Co., Ltd.	939,000	9,517,484
CQ Pharmaceutical Holding Co., Ltd. Class A	572,500	451,983
CSC Financial Co., Ltd. Class A	159,200	771,833
CSG Holding Co., Ltd. Class B	719,345	276,655
CSPC Pharmaceutical Group, Ltd.	5,828,960	7,047,730
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	131,500	490,229
CSSC Science & Technology Co., Ltd. Class A	151,300	264,035
CStone Pharmaceuticals (a)(b)(c)	64,500	76,742
CTS International Logistics Corp., Ltd. Class A	314,290	616,011
D&O Home Collection Co., Ltd. Class A	106,000	293,708
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	191,012	885,889
Dada Nexus, Ltd. ADR (a)	1,509	40,954
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	393,000	213,235
Daqin Railway Co., Ltd. Class A	146,000	155,987
Daqo New Energy Corp. ADR (a)	44,571	3,365,110
DaShenLin Pharmaceutical Group Co., Ltd. Class A	30,595	391,414
Datang International Power Generation Co., Ltd. Class H	8,284,000	1,321,272
Dazhong Transportation Group Co., Ltd. Class B	2,667,950	787,045
Deppon Logistics Co., Ltd. Class A	122,400	239,905
DHC Software Co., Ltd. Class A	153,400	173,946
Digital China Group Co., Ltd. Class A	166,900	470,847
Digital China Information Service Co., Ltd. Class A	127,000	284,536
Do-Fluoride Chemicals Co., Ltd. Class A	117,300	357,378
Dongfang Electric Corp., Ltd. Class A	131,700	255,122
Dongfang Electric Corp., Ltd. Class H (b)	234,000	215,807
Dongfeng Motor Group Co., Ltd. Class H	2,694,657	2,502,482
Dongjiang Environmental Co., Ltd. Class A	295,800	386,814
Dongyue Group, Ltd.	44,000	33,844
Double Medical Technology, Inc. Class A	110,000	839,770
DouYu International Holdings, Ltd. ADR (a)	61,077	635,812
East Money Information Co., Ltd. Class A	308,920	1,283,479
Eastern Communications Co., Ltd. Class B	374,700	172,362
See accompanying notes to financial statements.
15

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Easysight Supply Chain Management Co., Ltd. Class A (a)	150,900	$ 191,350
E-Commodities Holdings, Ltd. (a)	6,250	277
Eoptolink Technology, Inc., Ltd. Class A	23,220	144,355
ESR Cayman, Ltd. (a)(c)	494,200	1,617,785
Essex Bio-technology, Ltd.	1,298,000	869,847
Eve Energy Co., Ltd. Class A	113,499	1,299,983
Ever Sunshine Lifestyle Services Group, Ltd.	192,000	483,059
Everbright Securities Co., Ltd. Class A	126,800	314,043
Fang Holdings, Ltd. (a)(b)	3,341	41,763
Fanhua, Inc. ADR (b)	39,630	552,046
Fantasia Holdings Group Co., Ltd.	1,920,000	251,902
Far East Horizon, Ltd. (b)	2,682,000	3,222,077
FAW Jiefang Group Co., Ltd. (a)	253,900	422,573
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	85,253
Fibocom Wireless, Inc. Class A	12,800	102,323
FinVolution Group ADR (b)	11,624	81,484
First Capital Securities Co., Ltd. Class A	244,300	286,702
First Tractor Co., Ltd. Class A (a)	147,500	256,954
Flat Glass Group Co., Ltd. Class A	167,800	688,212
Flat Glass Group Co., Ltd. Class H (b)	20,000	60,583
Focus Media Information Technology Co., Ltd. Class A	337,500	477,352
Foshan Haitian Flavouring & Food Co., Ltd. Class A	151,200	3,682,521
Founder Securities Co., Ltd. Class A (a)	288,000	381,881
Foxconn Industrial Internet Co., Ltd. Class A	118,500	259,533
Fufeng Group, Ltd.	71,000	25,571
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	143,690	303,752
Fujian Boss Software Development Co., Ltd. Class A	20,100	72,451
Fujian Green Pine Co., Ltd. Class A	46,600	151,351
Fujian Longking Co., Ltd. Class A	128,100	188,405
Fujian Star-net Communication Co., Ltd. Class A	159,300	483,154
Fujian Sunner Development Co., Ltd. Class A	117,100	459,569
Fuyao Glass Industry Group Co., Ltd. Class A	285,217	2,003,109
Fuyao Glass Industry Group Co., Ltd. Class H (c)	172,000	1,023,224
Ganfeng Lithium Co., Ltd. Class A	104,800	1,505,586
Ganfeng Lithium Co., Ltd. Class H (c)	7,400	90,329
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	828,198
GCI Science & Technology Co., Ltd. Class A	284,581	572,962
GCL System Integration Technology Co., Ltd. Class A (a)	245,700	123,576
GDS Holdings, Ltd. ADR (a)	76,595	6,211,089
Geely Automobile Holdings, Ltd.	3,956,000	10,064,980
Gemdale Corp. Class A	125,600	229,906
Genertec Universal Medical Group Co., Ltd. (c)	691,100	567,142
See accompanying notes to financial statements.
16

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Genimous Technology Co., Ltd. Class A	459,400	$ 388,598
Genscript Biotech Corp. (a)	342,000	601,787
Getein Biotech, Inc. Class A	139,316	721,508
GF Securities Co., Ltd. Class H	1,654,200	2,536,265
Giant Network Group Co., Ltd. Class A	273,100	604,373
Gigadevice Semiconductor Beijing, Inc. Class A	26,400	687,562
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	41,588
Global Top E-Commerce Co., Ltd. Class A (a)	299,600	213,700
GoerTek, Inc. Class A	270,100	1,117,664
Goke Microelectronics Co., Ltd. Class A	19,100	125,030
GoldenHome Living Co., Ltd. Class A	32,200	356,246
Goldpac Group, Ltd.	64,000	16,053
GOME Retail Holdings, Ltd. (a)(b)	10,974,000	2,032,627
Goodbaby International Holdings, Ltd. (a)	67,000	12,324
Grand Baoxin Auto Group, Ltd. (a)	3,158	329
Grandjoy Holdings Group Co., Ltd. Class A	169,100	99,483
Great Wall Motor Co., Ltd. Class H	2,957,750	8,198,588
Greattown Holdings, Ltd. Class A	265,800	153,536
Greatview Aseptic Packaging Co., Ltd.	10,000	4,978
Gree Real Estate Co., Ltd. Class A (a)	280,600	243,342
Greentown China Holdings, Ltd. (b)	684,500	883,970
Greentown Service Group Co., Ltd.	94,000	142,914
Grinm Advanced Materials Co., Ltd. Class A	125,800	217,234
GSX Techedu, Inc. ADR (a)(b)	76,850	2,603,678
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	91,200	185,981
Guangdong Electric Power Development Co., Ltd. Class B	2,069,240	707,983
Guangdong Ellington Electronics Technology Co., Ltd. Class A	116,300	122,305
Guangdong Golden Dragon Development, Inc. Class A (a)	142,500	327,733
Guangdong Haid Group Co., Ltd. Class A	113,200	1,345,729
Guangdong Hongda Blasting Co., Ltd. Class A	115,300	545,115
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	574,400	479,746
Guangdong Investment, Ltd.	3,416,229	5,563,025
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	331,094
Guangdong Provincial Expressway Development Co., Ltd. Class B	260,800	163,033
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A (a)	385,300	327,093
Guangdong Topstar Technology Co., Ltd. Class A	18,000	98,570
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	237,500	1,266,918
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	131,700	166,803
See accompanying notes to financial statements.
17

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Guangshen Railway Co., Ltd. Class H (b)	5,522,000	$ 1,093,824
Guangxi Guiguan Electric Power Co., Ltd. Class A	264,900	225,285
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	248,040	856,640
Guangzhou Automobile Group Co., Ltd. Class H	3,160,090	2,654,257
Guangzhou Baiyun International Airport Co., Ltd. Class A	123,200	250,486
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	136,600	579,819
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	14,555
Guangzhou Haige Communications Group, Inc. Co. Class A	296,900	457,939
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	298,203
Guangzhou R&F Properties Co., Ltd. Class H	2,004,282	2,645,066
Guangzhou Restaurant Group Co., Ltd. Class A	131,400	757,014
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	87,394
Guangzhou Tinci Materials Technology Co., Ltd. Class A	112,800	1,403,037
Guangzhou Wondfo Biotech Co., Ltd. Class A	8,800	110,248
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	300,500	642,568
Guangzhou Zhujiang Brewery Co., Ltd. Class A	269,800	425,597
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	238,900	180,235
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	276,700	371,115
Guocheng Mining Co., Ltd. Class A (a)	136,300	182,808
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	3,521
Guomai Technologies, Inc. Class A	268,300	256,801
Guosen Securities Co., Ltd. Class A	424,300	773,430
Guosheng Financial Holding, Inc. Class A (a)	141,400	220,251
Guotai Junan Securities Co., Ltd. Class A	297,200	735,617
Guoxuan High-Tech Co., Ltd. Class A (a)	39,744	218,249
Guoyuan Securities Co., Ltd. Class A	171,910	202,010
Haichang Ocean Park Holdings, Ltd. (a)(c)	1,044,000	76,543
Haidilao International Holding, Ltd. (b)(c)	486,000	3,322,537
Haier Smart Home Co., Ltd. Class A	160,600	763,200
Haier Smart Home Co., Ltd. Class H (a)	1,079,400	4,317,905
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	48,160	185,485
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	283,010
Haisco Pharmaceutical Group Co., Ltd. Class A	143,900	540,184
Haitian International Holdings, Ltd.	50,000	199,371
Haitong Securities Co., Ltd. Class A	272,100	459,085
Haitong Securities Co., Ltd. Class H	2,730,400	2,525,140
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	300,000	1,604,889
Hangjin Technology Co., Ltd. Class A	134,100	404,679
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	58,700	269,291
See accompanying notes to financial statements.
18

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hangzhou Dptech Technologies Co., Ltd. Class A	17,900	$ 104,161
Hangzhou First Applied Material Co., Ltd. Class A	131,960	1,727,837
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	190,359
Hangzhou Silan Microelectronics Co., Ltd. Class A	107,700	397,728
Hangzhou Steam Turbine Co., Ltd. Class B	698,320	1,062,599
Hangzhou Tigermed Consulting Co., Ltd. Class A	92,122	2,107,607
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	490,000	2,347,754
Harbin Boshi Automation Co., Ltd. Class A	575,420	1,241,838
Harbin Electric Co., Ltd. Class H (a)	2,654,000	720,300
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	380,500	152,520
Health & Happiness H&H International Holdings, Ltd.	5,000	18,972
Hebei Construction Group Corp., Ltd. Class H	78,500	26,253
Hefei Meiya Optoelectronic Technology, Inc. Class A	123,600	796,660
Henan Lingrui Pharmaceutical Co. Class A	297,900	400,457
Henan Shuanghui Investment & Development Co., Ltd. Class A	104,840	655,130
Hengan International Group Co., Ltd.	692,000	4,548,386
Hengli Petrochemical Co., Ltd. Class A	370,300	1,655,322
Hisense Home Appliances Group Co., Ltd. Class A	389,500	993,756
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	112,827
Holitech Technology Co., Ltd. Class A	250,900	126,957
Hongda Xingye Co., Ltd. Class A	378,100	201,693
Hongfa Technology Co., Ltd. Class A	29,900	225,029
Honghua Group, Ltd. (a)	14,000	459
Honworld Group, Ltd. (c)	35,000	13,821
Hope Education Group Co., Ltd. (c)	180,000	60,197
Hopson Development Holdings, Ltd.	26,000	93,640
Hua Hong Semiconductor, Ltd. (a)(c)	181,000	985,967
Huaan Securities Co., Ltd. Class A	413,100	402,321
Huadian Power International Corp., Ltd. Class H	2,893,308	893,174
Huadong Medicine Co., Ltd. Class A	34,200	192,236
Huafu Fashion Co., Ltd. Class A	142,600	99,976
Huagong Tech Co., Ltd. Class A	102,700	325,262
Hualan Biological Engineering, Inc. Class A	225,027	1,363,291
Huaneng Lancang River Hydropower, Inc. Class A	25,900	22,856
Huaneng Power International, Inc. Class H	5,522,000	1,960,360
Huangshan Tourism Development Co., Ltd. Class B	965,082	723,811
Huatai Securities Co., Ltd. Class A	417,500	1,079,193
Huatai Securities Co., Ltd. Class H (c)	812,200	1,245,287
Huawen Media Group Class A (a)	394,300	132,211
Huaxi Securities Co., Ltd. Class A	298,600	452,824
Huaxin Cement Co., Ltd. Class B	383,300	827,545
See accompanying notes to financial statements.
19

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Huayu Automotive Systems Co., Ltd. Class A	131,061	$ 550,715
Huazhu Group, Ltd. ADR (a)	99,862	5,482,424
Hubei Biocause Pharmaceutical Co., Ltd. Class A	424,800	267,394
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	166,300	220,763
Huizhou Desay Sv Automotive Co., Ltd. Class A	123,900	1,619,470
Humanwell Healthcare Group Co., Ltd. Class A	33,900	159,032
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	736,300	270,451
Hunan Gold Corp., Ltd. Class A	131,800	160,301
Hunan New Wellful Co., Ltd. Class A	265,300	295,173
Hundsun Technologies, Inc. Class A	141,110	1,806,566
HUYA, Inc. ADR (a)(b)	23,154	451,040
Hygeia Healthcare Holdings Co., Ltd. (a)(c)	16,400	119,080
Hytera Communications Corp., Ltd. Class A (a)	438,400	364,153
HyUnion Holding Co., Ltd. Class A (a)	115,000	108,669
iClick Interactive Asia Group, Ltd. ADR (a)	24,106	283,728
Iflytek Co., Ltd. Class A	162,500	1,196,980
I-Mab ADR (a)	3,307	160,290
Industrial & Commercial Bank of China, Ltd. Class A	5,754,105	4,858,523
Industrial & Commercial Bank of China, Ltd. Class H	61,855,492	44,395,892
Industrial Bank Co., Ltd. Class A	848,600	3,115,707
Industrial Securities Co., Ltd. Class A	428,300	551,597
INESA Intelligent Tech, Inc. Class B	2,668,400	1,192,775
Ingenic Semiconductor Co., Ltd. Class A (a)	30,300	281,609
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	467,400	376,131
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	933,800	387,115
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	177,900	1,085,371
Inner Mongolia Yitai Coal Co., Ltd. Class B	543,936	298,077
InnoCare Pharma, Ltd. (a)(c)	18,000	42,045
Innovent Biologics, Inc. (a)(c)	574,000	5,821,621
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	136,942
Inspur Software Co., Ltd. Class A	116,300	237,166
Intco Medical Technology Co., Ltd. Class A	31,500	775,786
iQIYI, Inc. ADR (a)(b)	195,268	3,245,354
IReader Technology Co., Ltd. Class A	110,200	520,667
JA Solar Technology Co., Ltd. Class A (a)	81,400	358,293
Jafron Biomedical Co., Ltd. Class A	15,420	178,614
Jason Furniture Hangzhou Co., Ltd. Class A	123,000	1,510,224
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	127,800	177,251
JD Health International, Inc. (a)(b)(c)	227,900	3,268,508
JD.com, Inc. ADR (a)	677,223	57,110,216
See accompanying notes to financial statements.
20

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jiajiayue Group Co., Ltd. Class A	154,400	$ 487,589
Jiangling Motors Corp., Ltd. Class A	109,100	477,391
Jiangnan Group, Ltd.	201,000	9,695
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	368,300	147,069
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	154,000	178,382
Jiangsu Eastern Shenghong Co., Ltd. Class A	421,000	906,011
Jiangsu Expressway Co., Ltd. Class H	2,894,000	3,603,331
Jiangsu Hengli Hydraulic Co., Ltd. Class A	111,351	1,518,068
Jiangsu Hengrui Medicine Co., Ltd. Class A	306,264	4,298,581
Jiangsu Huaxicun Co., Ltd. Class A	258,300	224,790
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	84,500	489,392
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	168,000	266,037
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	247,448
Jiangsu Shagang Co., Ltd. Class A	111,800	153,867
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	82,565	2,072,556
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	265,019
Jiangsu Yoke Technology Co., Ltd. Class A	127,200	1,078,870
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	193,578	774,170
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	153,600	163,404
Jiangxi Copper Co., Ltd. Class H	1,382,000	2,641,540
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	122,900	436,065
Jiangxi Zhengbang Technology Co., Ltd. Class A	257,800	594,482
Jiayou International Logistics Co., Ltd. Class A	385,499	1,288,483
Jinke Properties Group Co., Ltd. Class A	697,630	700,692
JinkoSolar Holding Co., Ltd. ADR (a)(b)	16,804	700,559
Jinxin Fertility Group, Ltd. (c)	76,000	163,448
Jinyu Bio-Technology Co., Ltd. Class A	252,700	736,008
Jinyuan EP Co., Ltd. Class A	158,500	177,555
JiuGui Liquor Co., Ltd. Class A	22,500	521,795
Jiumaojiu International Holdings, Ltd. (a)(c)	20,000	80,006
Joinn Laboratories China Co., Ltd. Class A	48,800	1,084,411
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	285,400	785,141
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	4,300	31,739
Joy City Property, Ltd.	2,634,000	164,319
Joyoung Co., Ltd. Class A	250,656	1,176,263
JOYY, Inc. ADR (b)	28,897	2,708,516
Ju Teng International Holdings, Ltd.	134,500	35,985
Juewei Food Co., Ltd. Class A	19,000	222,978
Kama Co., Ltd. Class B (a)	1,025,600	399,984
Kandi Technologies Group, Inc. (a)(b)	7,309	45,681
Kangji Medical Holdings, Ltd. (a)	14,500	17,289
See accompanying notes to financial statements.
21

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KE Holdings, Inc. ADR (a)	114,266	$ 6,510,877
Keboda Technology Co., Ltd. Class A	10,600	113,170
Keshun Waterproof Technologies Co., Ltd. Class A (a)	38,200	145,436
Kingboard Holdings, Ltd.	1,219,840	6,589,956
KingClean Electric Co., Ltd. Class A	32,600	170,274
Kingdee International Software Group Co., Ltd.	1,720,700	5,333,994
Kingfa Sci & Tech Co., Ltd. Class A	54,300	179,670
Kingsoft Cloud Holdings, Ltd. ADR (a)	6,141	241,464
Kingsoft Corp., Ltd. (b)	483,000	3,205,732
Kintor Pharmaceutical, Ltd. (a)(b)(c)	31,000	145,341
Konfoong Materials International Co., Ltd. Class A	20,700	128,468
Konka Group Co., Ltd. Class B	5,084,123	1,647,961
Koolearn Technology Holding, Ltd. (a)(b)(c)	116,000	264,096
KPC Pharmaceuticals, Inc. Class A	134,300	170,301
Kuaishou Technology (a)(c)	471,700	16,381,738
Kuang-Chi Technologies Co., Ltd. Class A (a)	178,290	549,446
Kunlun Energy Co., Ltd.	5,188,325	5,452,298
Kunming Yunnei Power Co., Ltd. Class A	160,800	94,355
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	112,200	270,359
Kweichow Moutai Co., Ltd. Class A	89,700	27,465,601
KWG Group Holdings, Ltd.	1,391,668	2,380,771
KWG Living Group Holdings, Ltd. (a)	592,333	601,899
Lao Feng Xiang Co., Ltd. Class A	27,600	233,421
Lao Feng Xiang Co., Ltd. Class B	143,830	428,613
Laobaixing Pharmacy Chain JSC Class A	26,600	277,708
Lee & Man Paper Manufacturing, Ltd.	76,000	69,896
Lenovo Group, Ltd.	6,623,220	9,422,250
Lens Technology Co., Ltd. Class A	250,865	999,071
Leo Group Co., Ltd. Class A	1,435,000	643,007
Leon Technology Co., Ltd. Class A	36,500	55,241
LexinFintech Holdings, Ltd. ADR (a)(b)	27,544	277,093
Li Auto, Inc. ADR (a)(b)	105,099	2,627,475
Li Ning Co., Ltd.	1,870,151	12,147,821
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,956
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	228,400	418,425
Lifetech Scientific Corp. (a)	2,602,000	1,194,829
Lingyi iTech Guangdong Co. Class A	531,700	662,883
Link Motion, Inc. ADR (a)(e)	16,509	—
Livzon Pharmaceutical Group, Inc. Class H	221,727	945,437
Lomon Billions Group Co., Ltd. Class A	142,200	619,410
Longfor Group Holdings, Ltd. (c)	999,500	6,620,951
LONGi Green Energy Technology Co., Ltd. Class A	288,900	3,874,779
See accompanying notes to financial statements.
22

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Longshine Technology Group Co., Ltd. Class A	39,450	$ 93,977
Lu Thai Textile Co., Ltd. Class B	140,700	73,839
Luenmei Quantum Co., Ltd. Class A	294,808	471,337
Lufax Holding, Ltd. ADR (a)(b)	49,345	716,489
Luxshare Precision Industry Co., Ltd. Class A	571,429	2,946,327
Luye Pharma Group, Ltd. (c)	683,500	436,943
Luzhou Laojiao Co., Ltd. Class A	118,814	4,074,792
Maanshan Iron & Steel Co., Ltd. Class H	1,870,000	637,408
Maccura Biotechnology Co., Ltd. Class A	37,572	232,663
Mango Excellent Media Co., Ltd. Class A	90,850	804,762
Maoye Commericial Co., Ltd. Class A	560,522	310,964
Markor International Home Furnishings Co., Ltd. Class A (a)	554,400	458,817
Maxscend Microelectronics Co., Ltd. Class A	11,700	1,085,975
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	277,560	652,316
Meitu, Inc. (a)(c)	406,500	130,194
Meituan Class B (a)(c)	2,997,800	114,984,849
Metallurgical Corp. of China, Ltd. Class H	1,347,000	349,985
Microport Scientific Corp. (b)	356,660	2,007,071
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	437,428
Ming Yang Smart Energy Group, Ltd. Class A	3,700	9,840
Minth Group, Ltd.	250,000	1,041,874
MLS Co., Ltd. Class A	49,748	100,843
MMG, Ltd. (a)	1,120,000	625,228
MOBI Development Co., Ltd.	1,076,000	76,121
Momo, Inc. ADR	100,889	1,487,104
Montnets Cloud Technology Group Co., Ltd. Class A (a)	269,900	621,561
Muyuan Foods Co., Ltd. Class A	265,060	4,041,022
MYS Group Co., Ltd. Class A	270,200	149,489
NanJi E-Commerce Co., Ltd. Class A	464,200	649,478
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,810	29,324
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	119,800	168,347
NARI Technology Co., Ltd. Class A	167,400	794,494
National Agricultural Holdings, Ltd. (a)(b)(e)	72,000	—
NAURA Technology Group Co., Ltd. Class A	30,200	660,688
NavInfo Co., Ltd. Class A	154,300	342,643
NetEase, Inc. ADR	295,236	30,486,069
New China Life Insurance Co., Ltd. Class H	688,500	2,665,636
New Hope Liuhe Co., Ltd. Class A	381,600	1,163,202
New Oriental Education & Technology Group, Inc. ADR (a)	1,118,316	15,656,424
Newland Digital Technology Co., Ltd. Class A	364,320	785,699
Ninestar Corp. Class A	26,600	100,786
See accompanying notes to financial statements.
23

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ningbo Construction Co., Ltd. Class A	386,400	$ 233,211
Ningbo Jifeng Auto Parts Co., Ltd. Class A	266,000	343,791
Ningbo Tuopu Group Co., Ltd. Class A	55,200	281,334
Ningbo Xusheng Auto Technology Co., Ltd. Class A (a)	27,200	129,135
NIO, Inc. ADR (a)	887,704	34,602,702
NiSun International Enterprise Development Group Co., Ltd. (a)(b)	1,158	19,200
Niu Technologies ADR (a)(b)	2,222	81,436
Noah Holdings, Ltd. ADR (a)	12,444	552,514
Nongfu Spring Co., Ltd. Class H (a)(b)(c)	920,600	4,588,524
Northeast Securities Co., Ltd. Class A	140,700	184,849
Ocumension Therapeutics (a)(c)	11,000	32,472
Offcn Education Technology Co., Ltd. Class A	52,100	223,687
OFILM Group Co., Ltd. Class A	134,200	177,333
OneConnect Financial Technology Co., Ltd. ADR (a)	14,656	216,616
Oppein Home Group, Inc. Class A	18,620	447,281
Orient Securities Co., Ltd. Class A	280,100	378,237
Ourgame International Holdings, Ltd. (a)	65,000	4,933
Ourpalm Co., Ltd. Class A (a)	95,900	73,958
Ozner Water International Holding, Ltd. (a)(c)	738,000	8,448
Pacific Online, Ltd. (b)	159,000	30,473
Pacific Securities Co., Ltd. Class A (a)	740,900	365,865
Parkson Retail Group, Ltd. (a)	1,314,000	47,324
PCI-Suntek Technology Co., Ltd. Class A	11,100	10,810
Peijia Medical, Ltd. (a)(c)	99,000	315,167
People's Insurance Co. Group of China, Ltd. Class A	407,700	369,100
People's Insurance Co. Group of China, Ltd. Class H	5,452,000	1,767,204
Perfect World Co., Ltd. Class A	276,450	833,412
PetroChina Co., Ltd. Class H	20,386,627	7,368,550
Pharmaron Beijing Co., Ltd. Class A	90,900	2,076,602
PICC Property & Casualty Co., Ltd. Class H	7,444,621	6,454,057
Pinduoduo, Inc. ADR (a)	258,151	34,561,256
Ping An Bank Co., Ltd. Class A	724,200	2,429,379
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	405,400	5,084,154
Ping An Insurance Group Co. of China, Ltd. Class A	553,330	6,637,059
Ping An Insurance Group Co. of China, Ltd. Class H	4,465,420	53,158,052
PNC Process Systems Co., Ltd. Class A	35,346	166,031
Poly Culture Group Corp., Ltd. Class H	7,200	3,714
Poly Developments and Holdings Group Co., Ltd. Class A	446,100	967,506
Poly Property Group Co., Ltd.	1,301,000	383,216
Pop Mart International Group, Ltd. (a)(b)(c)	17,000	129,778
Postal Savings Bank of China Co., Ltd. Class A	111,000	99,307
See accompanying notes to financial statements.
24

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co., Ltd. Class H (c)	4,839,000	$ 3,616,280
Prosperous Future Holdings, Ltd. (a)	415,000	4,431
Puxin, Ltd. ADR (a)	14,422	57,688
PW Medtech Group, Ltd.	68,000	5,598
Qianhe Condiment and Food Co., Ltd. Class A	159,240	897,988
Qingdao Gon Technology Co., Ltd. Class A	127,000	532,877
Qingdao Hanhe Cable Co., Ltd. Class A	698,700	407,855
Quectel Wireless Solutions Co., Ltd. Class A	7,100	226,552
Qutoutiao, Inc. ADR (a)(b)	55,798	127,777
Raisecom Technology Co., Ltd. Class A	276,500	356,097
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	124,400	85,509
ReneSola, Ltd. ADR (a)(b)	22,321	275,218
Richinfo Technology Co., Ltd. Class A	28,100	60,001
Risen Energy Co., Ltd. Class A	47,500	106,928
Rongan Property Co., Ltd. Class A	510,800	221,099
Rongsheng Petrochemical Co., Ltd. Class A	276,600	1,161,002
Sai Micro Electronics, Inc. Class A	26,100	88,509
SAIC Motor Corp., Ltd. Class A	307,600	922,162
Sailun Group Co., Ltd. Class A	834,200	1,148,087
Sanan Optoelectronics Co., Ltd. Class A	262,600	931,739
Sangfor Technologies, Inc. Class A	19,261	725,091
Sany Heavy Industry Co., Ltd. Class A	528,300	2,749,717
SDIC Capital Co., Ltd. Class A	432,485	805,488
SDIC Power Holdings Co., Ltd. Class A	268,300	406,057
Sealand Securities Co., Ltd. Class A	850,740	579,590
Seazen Group, Ltd.	90,000	110,554
Seazen Holdings Co., Ltd. Class A	31,600	235,030
SF Holding Co., Ltd. Class A	191,500	2,364,709
SG Micro Corp. Class A	12,150	428,320
Shaanxi Construction Machinery Co., Ltd. Class A (a)	118,600	213,658
Shaanxi International Trust Co., Ltd. Class A	569,400	289,855
Shandong Airlines Co., Ltd. Class B (a)	5,800	4,596
Shandong Chenming Paper Holdings, Ltd. Class B	369,800	283,494
Shandong Dawn Polymer Co., Ltd. Class A	27,200	85,938
Shandong Denghai Seeds Co., Ltd. Class A	7,200	18,172
Shandong Gold Mining Co., Ltd. Class A	393,680	1,278,626
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	248,300	1,114,497
Shandong Humon Smelting Co., Ltd. Class A	116,300	207,919
Shandong Linglong Tyre Co., Ltd. Class A	115,200	821,703
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	111,115
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,036,000	2,044,163
See accompanying notes to financial statements.
25

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	304,492	$ 395,396
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	153,840	241,269
Shanghai 2345 Network Holding Group Co., Ltd. Class A	689,700	201,827
Shanghai AtHub Co., Ltd. Class A	95,400	626,239
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	117,100	1,945,361
Shanghai Baosight Software Co., Ltd. Class A	105,077	935,751
Shanghai Baosight Software Co., Ltd. Class B	712,928	2,488,119
Shanghai Belling Co., Ltd. Class A	115,800	265,268
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	2,076,020	1,017,250
Shanghai Daimay Automotive Interior Co., Ltd. Class A	174,895	620,817
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	418,600	256,473
Shanghai Diesel Engine Co., Ltd. Class B	375,640	192,703
Shanghai East China Computer Co., Ltd. Class A	110,000	496,251
Shanghai Electric Group Co., Ltd. Class H (a)	5,540,077	1,995,281
Shanghai Environment Group Co., Ltd. Class A	124,500	222,010
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	115,400	342,795
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	178,200	1,080,683
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	142,843
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	80,000	117,719
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	4,404
Shanghai Fullhan Microelectronics Co., Ltd. Class A	11,500	262,401
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	1,291,248	236,298
Shanghai Henlius Biotech, Inc. Class H (a)(c)	17,400	90,307
Shanghai Huayi Group Co., Ltd. Class B	255,100	126,019
Shanghai Industrial Development Co., Ltd. Class A	364,300	267,067
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,542
Shanghai International Airport Co., Ltd. Class A	124,400	1,097,781
Shanghai International Port Group Co., Ltd. Class A	980,000	713,955
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	5,438
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,138,274	869,641
Shanghai Jinjiang International Hotels Co., Ltd. Class B	296,700	638,498
Shanghai Jinjiang International Travel Co., Ltd. Class B	578,200	922,229
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	977,566	944,329
Shanghai Junshi Biosciences Co., Ltd. Class H (a)(c)	4,400	45,956
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	93,389
Shanghai Liangxin Electrical Co., Ltd. Class A	34,600	162,580
Shanghai Lingang Holdings Corp., Ltd. Class B	256,100	305,271
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,363,672	1,633,297
See accompanying notes to financial statements.
26

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	113,200	$ 187,539
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	671,068	591,211
Shanghai M&G Stationery, Inc. Class A	127,281	1,656,872
Shanghai Maling Aquarius Co., Ltd. Class A	136,100	176,109
Shanghai Moons' Electric Co., Ltd. Class A	277,716	637,022
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	257,900	770,807
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	275,200	540,174
Shanghai Phichem Material Co., Ltd. Class A (a)	43,000	99,485
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	1,496,880	646,652
Shanghai Pudong Development Bank Co., Ltd. Class A	1,019,300	1,707,326
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,500	152,030
Shanghai RAAS Blood Products Co., Ltd. Class A	393,500	446,205
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	161,800	284,331
Shanghai Shenda Co., Ltd. Class A	256,300	147,267
Shanghai Shibei Hi-Tech Co., Ltd. Class B	510,800	171,118
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	188,761
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	106,100	229,464
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	125,500	119,100
Shanghai Wanye Enterprises Co., Ltd. Class A (a)	147,640	292,751
Shanghai Weaver Network Co., Ltd. Class A	135,600	1,881,106
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	122,130
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	393,988	643,716
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	119,700	304,303
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	547,700	399,013
Shanxi Meijin Energy Co., Ltd. Class A (a)	263,300	287,731
Shanxi Securities Co., Ltd. Class A	176,330	188,929
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	32,300	1,638,334
Shengda Resources Co., Ltd. Class A	123,800	245,479
Shengjing Bank Co., Ltd. Class H (a)(c)	662,300	595,473
Shengyi Technology Co., Ltd. Class A	272,300	942,915
Shennan Circuits Co., Ltd. Class A	23,660	317,440
Shenwan Hongyuan Group Co., Ltd. Class A	559,800	395,884
Shenzhen Agricultural Products Group Co., Ltd. Class A	533,000	476,850
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	66,888
Shenzhen Das Intellitech Co., Ltd. Class A	990,537	576,701
Shenzhen Desay Battery Technology Co. Class A	32,600	339,306
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	83,917
Shenzhen Expressway Co., Ltd. Class H	2,732,482	2,959,373
See accompanying notes to financial statements.
27

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	385,700	$ 536,707
Shenzhen Gongjin Electronics Co., Ltd. Class A	285,000	377,469
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	331,336
Shenzhen H&T Intelligent Control Co., Ltd. Class A	269,600	843,990
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	156,700	408,635
Shenzhen Infogem Technologies Co., Ltd. Class A (a)	33,600	81,014
Shenzhen Inovance Technology Co., Ltd. Class A	27,439	357,604
Shenzhen International Holdings, Ltd.	742,593	1,243,633
Shenzhen Investment, Ltd.	2,762,326	959,332
Shenzhen Jinjia Group Co., Ltd. Class A	251,900	372,790
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	167,800	124,548
Shenzhen Kaifa Technology Co., Ltd. Class A	160,800	468,833
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	780,810
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	168,806
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	141,600	314,010
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	85,860
Shenzhen Megmeet Electrical Co., Ltd. Class A	128,100	639,016
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	53,822	3,273,928
Shenzhen MTC Co., Ltd. Class A (a)	1,430,200	1,159,645
Shenzhen Nanshan Power Co., Ltd. Class B	1,396,471	732,862
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	1,118,162	533,416
Shenzhen SC New Energy Technology Corp. Class A	34,501	569,636
Shenzhen SDG Information Co., Ltd. Class A	240,700	250,194
Shenzhen SEG Co., Ltd. Class B	504,485	138,865
Shenzhen Sunlord Electronics Co., Ltd. Class A	114,900	581,050
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	64,582
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	96,058
Shenzhen Tagen Group Co., Ltd. Class A	263,800	257,319
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	74,639
Shenzhen Weiguang Biological Products Co., Ltd. Class A	4,402	31,124
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	140,700	179,703
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	152,727
Shenzhen Zhilai Sci and Tech Co., Ltd. Class A	19,213	84,979
Shenzhou International Group Holdings, Ltd.	497,400	10,306,985
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	286,600	218,842
Shimao Group Holdings, Ltd.	1,392,220	4,378,416
Shinva Medical Instrument Co., Ltd. Class A	228,200	455,969
Shoucheng Holdings, Ltd. (b)	720,400	173,279
Shouhang High-Tech Energy Co., Ltd. Class A (a)	382,300	143,336
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	828,900	193,290
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	89,219
See accompanying notes to financial statements.
28

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sichuan Swellfun Co., Ltd. Class A	16,500	$ 179,882
Sieyuan Electric Co., Ltd. Class A	130,600	591,374
Silergy Corp.	11,074	894,598
Silver Grant International Holdings Group, Ltd. (a)	142,000	12,603
Sino Wealth Electronic, Ltd. Class A	24,700	146,065
Sinocare, Inc. Class A	35,100	165,571
Sinofert Holdings, Ltd.	130,000	16,721
Sinoma Science & Technology Co., Ltd. Class A	441,700	1,569,229
SinoMedia Holding, Ltd. (b)	65,000	8,695
Sino-Ocean Group Holding, Ltd.	5,509,980	1,226,102
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	12,945
Sinopec Shanghai Petrochemical Co., Ltd. Class H	5,520,600	1,306,575
Sinopharm Group Co., Ltd. Class H	1,076,000	2,604,727
Sino-Platinum Metals Co., Ltd. Class A	111,100	356,776
Sinosoft Technology Group, Ltd. (a)	1,266,600	257,411
Sinotrans, Ltd. Class H	6,580,300	2,437,634
Sinotruk Hong Kong, Ltd.	110,500	331,168
Sinovac Biotech, Ltd. (a)(b)(e)	63,289	409,480
SITC International Holdings Co., Ltd.	821,000	2,782,621
Skshu Paint Co., Ltd. Class A	109,580	3,326,882
Skyworth Digital Co., Ltd. Class A	387,800	458,064
Smoore International Holdings, Ltd. (a)(c)	1,096,000	6,668,099
SOHO China, Ltd. (a)	629,000	192,556
Sohu.com, Ltd. ADR (a)	8,698	136,733
SooChow Securities Co., Ltd. Class A	177,530	261,105
Sou Yu Te Group Co., Ltd. Class A (a)	544,900	163,606
Southwest Securities Co., Ltd. Class A	590,700	419,536
SPT Energy Group, Inc. (a)	20,000	849
STO Express Co., Ltd. Class A	144,879	203,588
Sun Art Retail Group, Ltd.	1,344,500	1,099,887
Sunac China Holdings, Ltd.	1,488,000	6,383,062
Sungrow Power Supply Co., Ltd. Class A	123,900	1,355,475
Suning Universal Co., Ltd. Class A	381,700	231,538
Suning.com Co., Ltd. Class A	295,900	310,277
Sunny Optical Technology Group Co., Ltd.	531,900	12,123,389
Sunward Intelligent Equipment Co., Ltd. Class A	254,600	361,652
Sunwoda Electronic Co., Ltd. Class A	91,700	271,556
Suzhou Anjie Technology Co., Ltd. Class A (a)	134,400	311,563
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	146,100	78,826
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	155,700	434,741
Suzhou Good-Ark Electronics Co., Ltd. Class A	86,181	123,206
Suzhou Maxwell Technologies Co., Ltd. Class A	3,000	251,478
See accompanying notes to financial statements.
29

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	$ 55,735
Synertone Communication Corp. (a)	10,880	434
Taiji Computer Corp., Ltd. Class A	145,136	470,500
TAL Education Group ADR (a)	272,623	14,680,749
Tangrenshen Group Co., Ltd. Class A	266,600	331,157
Tangshan Jidong Cement Co., Ltd. Class A	147,800	352,538
TCL Electronics Holdings, Ltd.	52,000	40,198
TCL Technology Group Corp Class A	963,300	1,371,277
Tech-Bank Food Co., Ltd. Class A (a)	266,300	702,562
Tencent Holdings, Ltd.	4,218,559	330,997,175
Tencent Music Entertainment Group ADR (a)(b)	262,109	5,370,613
Thunder Software Technology Co., Ltd. Class A	19,500	362,140
Tian Ge Interactive Holdings, Ltd. (a)(c)	70,000	8,013
Tianfeng Securities Co., Ltd. Class A	552,330	424,273
Tiangong International Co., Ltd.	138,000	68,339
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	124,310
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	148,000	159,026
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	259,500	1,118,889
Tianli Education International Holdings, Ltd.	199,000	194,535
Tianma Microelectronics Co., Ltd. Class A	115,900	247,302
Tianneng Power International, Ltd. (b)	288,000	543,812
Tianshui Huatian Technology Co., Ltd. Class A	182,500	324,880
Tingyi Cayman Islands Holding Corp.	2,363,448	4,341,148
Titan Wind Energy Suzhou Co., Ltd. Class A	560,900	792,468
Toly Bread Co., Ltd. Class A	5,400	39,357
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	6,830
Tongcheng-Elong Holdings, Ltd. (a)	211,200	476,490
Tongding Interconnection Information Co., Ltd. Class A (a)	251,642	155,713
TongFu Microelectronics Co., Ltd. Class A (a)	105,844	314,248
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	104,900	198,410
Tongwei Co., Ltd. Class A	305,200	1,522,930
Tongyu Communication, Inc. Class A	130,763	300,540
Topchoice Medical Corp. Class A (a)	29,500	1,126,280
Topsec Technologies Group, Inc. Class A (a)	249,400	757,186
Topsports International Holdings, Ltd. (c)	24,000	35,748
Transfar Zhilian Co., Ltd. Class A	144,000	159,117
TravelSky Technology, Ltd. Class H	1,386,514	3,242,265
Trigiant Group, Ltd. (a)	22,000	2,122
Trip.com Group, Ltd. ADR (a)	336,923	13,352,258
Tsingtao Brewery Co., Ltd. Class A	243,300	3,138,589
Tsingtao Brewery Co., Ltd. Class H	274,000	2,428,288
See accompanying notes to financial statements.
30

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UE Furniture Co., Ltd. Class A	434,387	$ 791,155
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	626,168
Uni-President China Holdings, Ltd.	145,000	176,437
Unisplendour Corp., Ltd. Class A	167,076	505,211
Universal Health International Group Holding, Ltd. (a)	6,900	297
Universal Scientific Industrial Shanghai Co., Ltd. Class A	145,600	429,397
Up Fintech Holding, Ltd. ADR (a)(b)	43,029	765,486
Uxin, Ltd. ADR (a)(b)	46,059	53,889
V1 Group, Ltd. (a)	2,412,200	195,472
Valiant Co., Ltd. Class A	280,900	769,337
Vatti Corp., Ltd. Class A	134,100	159,623
Venus MedTech Hangzhou, Inc. Class H (a)(c)	35,000	283,846
Vipshop Holdings, Ltd. ADR (a)	287,940	8,597,888
Virscend Education Co., Ltd. (c)	131,000	26,286
Visionox Technology, Inc. Class A (a)	117,800	169,127
Visual China Group Co., Ltd. Class A	148,000	328,202
Viva Biotech Holdings (c)	286,500	246,905
Walvax Biotechnology Co., Ltd. Class A	119,400	822,363
Wangfujing Group Co., Ltd. Class A	32,500	148,700
Wangneng Environment Co., Ltd. Class A	131,110	367,680
Wanhua Chemical Group Co., Ltd. Class A	139,200	2,240,371
Want Want China Holdings, Ltd.	8,198,000	6,147,617
Wasu Media Holding Co., Ltd. Class A	243,100	307,525
Weibo Corp. ADR (a)	31,653	1,597,210
Weichai Power Co., Ltd. Class A	1,516,563	4,447,155
Weichai Power Co., Ltd. Class H	1,005,000	2,481,976
Weimob, Inc. (a)(b)(c)	1,086,000	2,427,783
Wens Foodstuffs Group Co., Ltd. Class A	47,400	122,235
West China Cement, Ltd.	2,612,000	446,843
Westone Information Industry, Inc. Class A	27,100	74,057
Will Semiconductor Co., Ltd. Class A	34,766	1,360,289
Wingtech Technology Co., Ltd. Class A	91,272	1,363,265
Winning Health Technology Group Co., Ltd. Class A	194,900	487,458
Wisdom Sports Group (a)	50,000	1,344
Wolong Electric Group Co., Ltd. Class A	140,600	233,362
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	227,610
Wuhan Guide Infrared Co., Ltd. Class A	280,810	1,532,617
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	114,529
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	284,230	951,303
Wuliangye Yibin Co., Ltd. Class A	262,500	10,721,324
WUS Printed Circuit Kunshan Co., Ltd. Class A	154,500	394,186
See accompanying notes to financial statements.
31

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class A	239,080	$ 5,108,672
WuXi AppTec Co., Ltd. Class H (c)	137,400	2,702,244
Wuxi Biologics Cayman, Inc. (a)(c)	2,221,000	27,810,887
Wuxi Boton Technology Co., Ltd. Class A	33,900	82,874
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	29,972	360,832
Wuxi Shangji Automation Co., Ltd. Class A	21,200	432,033
Wuxi Taiji Industry Co., Ltd. Class A	117,300	147,850
XD, Inc. (a)	76,200	460,663
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)	12,500	25,307
Xiamen Hongxin Electronics Technology Group, Inc. Class A	44,600	107,061
Xiamen International Port Co., Ltd. Class H	26,000	3,746
Xiamen Jihong Technology Co., Ltd. Class A	27,000	123,453
Xiamen Kingdomway Group Co. Class A	117,900	708,169
Xiangpiaopiao Food Co., Ltd. Class A	3,700	11,921
Xilinmen Furniture Co., Ltd. Class A	126,200	507,978
Xinchen China Power Holdings, Ltd. (a)(b)	728,000	33,242
Xinhua Winshare Publishing and Media Co., Ltd. Class A	176,020	266,396
Xinhuanet Co., Ltd. Class A	97,500	262,132
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	555,100	1,198,831
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	30,535
Xinjiang Tianshan Cement Co., Ltd. Class A	136,000	355,069
Xinyangfeng Agricultural Technology Co., Ltd. Class A	307,200	832,940
Xinyi Solar Holdings, Ltd.	2,882,414	4,738,245
XPeng, Inc. ADR (a)(b)	92,734	3,385,718
Yadea Group Holdings, Ltd. (c)	620,000	1,376,457
YaGuang Technology Group Co., Ltd. Class A	36,200	49,159
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(c)	6,500	8,260
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	246,080
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	368,712	1,071,092
Yantai Eddie Precision Machinery Co., Ltd. Class A	199,378	1,830,235
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	250,400	601,079
Yantai Zhenghai Bio-tech Co., Ltd.	3,950	25,785
Yanzhou Coal Mining Co., Ltd. Class H	2,448,000	2,896,874
Yeahka, Ltd. (a)(b)	14,800	101,846
Yealink Network Technology Corp., Ltd. Class A	20,645	214,499
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	3,328
YGSOFT, Inc. Class A	546,307	730,219
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	74,000	78,622
Yifeng Pharmacy Chain Co., Ltd. Class A	47,480	641,876
Yihai International Holding, Ltd. (b)	250,000	2,588,608
Yijiahe Technology Co., Ltd. Class A	15,372	210,623
See accompanying notes to financial statements.
32

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Yixin Group, Ltd. (a)(b)(c)	71,500	$ 24,372
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	239,530
Yonghui Superstores Co., Ltd. Class A	537,000	556,545
Yonyou Network Technology Co., Ltd. Class A	321,070	1,747,456
Yotrio Group Co., Ltd. Class A	803,230	433,371
Youzu Interactive Co., Ltd. Class A	164,800	297,138
YTO Express Group Co., Ltd. Class A	276,000	469,871
Yuexiu Property Co., Ltd.	10,890,000	2,465,306
Yuexiu Transport Infrastructure, Ltd.	1,258	795
Yum China Holdings, Inc.	277,100	16,407,091
Yunda Holding Co., Ltd. Class A	301,888	645,996
Yunnan Baiyao Group Co., Ltd. Class A	26,500	486,727
Yunnan Energy New Material Co., Ltd. Class A	20,183	344,279
Yusys Technologies Co., Ltd. Class A	17,700	97,224
Zai Lab, Ltd. ADR (a)	48,496	6,470,821
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	673,533
Zhaojin Mining Industry Co., Ltd. Class H	141,000	128,224
Zhefu Holding Group Co., Ltd. Class A	1,183,200	1,026,094
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	288,700	313,728
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	182,020
Zhejiang Communications Technology Co., Ltd.	260,600	225,600
Zhejiang Crystal-Optech Co., Ltd. Class A	269,300	444,920
Zhejiang Dahua Technology Co., Ltd. Class A	125,900	473,382
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	513,702
Zhejiang Expressway Co., Ltd. Class H	3,918,744	3,472,933
Zhejiang Hangmin Co., Ltd. Class A	548,175	465,362
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	185,800	252,313
Zhejiang Huafeng Spandex Co., Ltd. Class A	1,110,800	1,980,790
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	123,432
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	30,600	320,588
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	119,300	184,372
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	14,800	160,740
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	132,800	666,712
Zhejiang Jingu Co., Ltd. Class A (a)	286,700	313,302
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	125,600	222,631
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	257,900	124,210
Zhejiang Juhua Co., Ltd. Class A	260,700	366,344
Zhejiang Longsheng Group Co., Ltd. Class A	163,900	361,713
Zhejiang Meida Industrial Co., Ltd. Class A	120,400	334,526
Zhejiang NHU Co., Ltd. Class A	131,200	764,460
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	287,324	243,918
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	86,355	271,389
See accompanying notes to financial statements.
33

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Satellite Petrochemical Co., Ltd. Class A	127,300	$ 730,871
Zhejiang Semir Garment Co., Ltd. Class A	132,900	205,188
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	131,353
Zhejiang Supor Co., Ltd. Class A	24,277	264,741
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	9,200	138,381
Zhejiang Weiming Environment Protection Co., Ltd. Class A	228,970	767,049
Zhejiang Weixing New Building Materials Co., Ltd. Class A	113,500	436,964
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	37,742
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	151,100	296,618
Zhejiang Yasha Decoration Co., Ltd. Class A	903,725	1,195,564
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	267,439	364,401
Zhengzhou Yutong Bus Co., Ltd. Class A	14,900	32,588
Zheshang Securities Co., Ltd. Class A	136,700	266,683
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	106,400	641,867
Zhongfu Information, Inc. Class A	21,600	127,404
Zhongji Innolight Co., Ltd. Class A	14,400	77,342
Zhongjin Gold Corp., Ltd. Class A	135,600	172,362
Zhongsheng Group Holdings, Ltd.	193,000	1,360,405
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)	36,500	38,216
Zhuzhou CRRC Times Electric Co., Ltd. Class H	686,200	2,559,641
Zijin Mining Group Co., Ltd. Class A	534,600	783,828
Zijin Mining Group Co., Ltd. Class H	7,299,000	8,975,354
ZJBC Information Technology Co., Ltd. Class A (a)	322,700	299,525
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	1,229,700	2,382,108
ZTE Corp. Class H (b)	1,118,345	2,839,575
ZTO Express Cayman, Inc. ADR	420,394	12,254,485
		2,471,625,556
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares	244,135	1,982,974
Banco de Bogota SA	44,454	943,513
Bancolombia SA ADR	82,172	2,628,682
Bancolombia SA	226,859	1,774,747
Bolsa de Valores de Colombia	195,711	639,589
Celsia SA ESP	111,901	141,619
Cementos Argos SA	157,419	220,601
Cementos Argos SA Preference Shares	172,630	191,654
Constructora Conconcreto SA (a)	137,785	17,809
Corp. Financiera Colombiana SA (a)	82,110	731,282
Ecopetrol SA	2,184,335	1,406,296
Empresa de Telecomunicaciones de Bogota (a)	3,843,030	231,105
Grupo Argos SA Preference Shares	178,047	460,258
See accompanying notes to financial statements.
34

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Grupo Argos SA	54,360	$ 174,248
Grupo Aval Acciones y Valores SA	2,627,073	849,242
Grupo de Inversiones Suramericana SA Preference Shares	89,230	459,868
Grupo de Inversiones Suramericana SA	88,649	523,451
Grupo Nutresa SA	82,647	521,070
Interconexion Electrica SA ESP	331,074	2,026,984
		15,924,992
CZECH REPUBLIC — 0.2%
CEZ A/S	298,447	7,385,923
Komercni banka A/S (a)	157,673	4,874,038
		12,259,961
EGYPT — 0.2%
Commercial International Bank Egypt SAE	1,861,413	6,842,847
Egypt Kuwait Holding Co. SAE	1,112,246	1,282,420
Egyptian Financial Group-Hermes Holding Co. (a)	1,543,339	1,428,699
Orascom Financial Holding SAE (a)	102,728	2,065
Orascom Investment Holding (a)	104,624	1,944
Qalaa Holdings SAE (a)	728,339	57,275
		9,615,250
GREECE — 0.2%
Alpha Bank AE (a)	644,025	694,400
Diana Shipping, Inc. (a)	12,683	37,922
Ellaktor SA (a)	369	631
Eurobank Ergasias Services and Holdings SA Class A (a)	2,659,567	2,266,196
FF Group (a)(e)	5,627	—
Fourlis Holdings SA (a)	176	879
Frigoglass SAIC (a)	44	4
GasLog, Ltd.	23,510	135,653
GEK Terna Holding Real Estate Construction SA (a)	34,801	424,559
Hellenic Exchanges - Athens Stock Exchange SA	183,190	845,065
Hellenic Telecommunications Organization SA	153,009	2,460,093
Holding Co. ADMIE IPTO SA	5,927	19,156
Intralot SA-Integrated Lottery Systems & Services (a)	1,721,543	339,919
JUMBO SA	62,809	1,153,797
LAMDA Development SA (a)	21,442	185,730
Marfin Investment Group Holdings SA (a)	1,858,960	64,453
Mytilineos SA	181	2,989
National Bank of Greece SA (a)	265,027	772,485
OPAP SA	214,917	2,912,384
Piraeus Financial Holdings SA (a)	257,341	132,111
See accompanying notes to financial statements.
35

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Public Power Corp. SA (a)	42,091	$ 450,173
Safe Bulkers, Inc. (a)(b)	115,137	282,086
Sarantis SA	22,179	225,740
Star Bulk Carriers Corp.	46,265	679,170
Terna Energy SA	215	3,184
		14,088,779
HONG KONG — 0.7%
AGTech Holdings, Ltd. (a)	56,000	1,484
Alibaba Pictures Group, Ltd. (a)	13,672,400	1,776,219
Asian Citrus Holdings, Ltd. (a)(b)	550,000	27,237
CA Cultural Technology Group, Ltd. (a)	65,000	22,825
Chia Tai Enterprises International, Ltd. (a)	2,300	414
China Ding Yi Feng Holdings, Ltd. (a)	488,000	176,383
China Fiber Optic Network System Group, Ltd. (a)(e)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	12,183
China Financial Leasing Group, Ltd. (a)	80,000	648
China High Speed Transmission Equipment Group Co., Ltd.	1,255,000	1,267,196
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	310,600	—
China Jicheng Holdings, Ltd. (a)(c)	1,123	103
China National Culture Group, Ltd. (a)	23,000	467
China NT Pharma Group Co., Ltd. (a)	1,681,662	28,120
China Oil & Gas Group, Ltd. (a)	132,000	7,216
China Public Procurement, Ltd. (a)	480	13
China Vanguard You Champion Holdings, Ltd. (a)	70,000	2,143
Chongsing Holdings,Ltd. (a)(e)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd. (a)	2,606,000	563,137
Comba Telecom Systems Holdings, Ltd. (b)	146,117	37,589
Concord New Energy Group, Ltd.	120,000	8,644
CP Pokphand Co., Ltd.	5,398,000	694,326
Crystal International Group, Ltd. (c)	37,500	19,246
Digital China Holdings, Ltd. (b)	1,312,000	918,043
Eternity Investment, Ltd. (a)	40,574	1,357
Feiyu Technology International Co., Ltd. (a)(c)	19,500	1,179
First Shanghai Investments, Ltd. (a)	40,000	1,801
Fullshare Holdings, Ltd. (a)(b)	3,762,000	80,810
GCL-Poly Energy Holdings, Ltd. (a)(b)	8,528,000	2,171,914
Ground International Development, Ltd. (a)	4,120,000	219,925
Guotai Junan International Holdings, Ltd. (b)	1,355,000	249,233
Hengdeli Holdings, Ltd. (a)	16,449,600	645,335
Hi Sun Technology China, Ltd. (a)	225,000	42,254
Huabao International Holdings, Ltd. (b)	1,151,000	1,168,107
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	7,499
See accompanying notes to financial statements.
36

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Huiyuan Juice Group, Ltd. (a)(e)	188,500	$ —
Imperial Pacific International Holdings, Ltd. (a)	20,870,000	26,844
JS Global Lifestyle Co., Ltd. (c)	634,500	1,717,964
Kingboard Laminates Holdings, Ltd.	688,500	1,489,568
Life Healthcare Group Ltd/HK (a)	8,800	249
MH Development, Ltd. (a)(b)(e)	106,000	273
Millennium Pacific Group Holdings, Ltd. (a)	4,500	46
Neo Telemedia, Ltd. (a)	9,384,000	218,473
NetDragon Websoft Holdings, Ltd.	34,500	87,865
New Provenance Everlasting Holdings, Ltd. (a)	5,858,030	10,549
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	1,754
Nine Dragons Paper Holdings, Ltd.	2,641,000	3,865,814
Nissin Foods Co., Ltd.	42,000	31,982
Pou Sheng International Holdings, Ltd. (a)	1,361,000	304,605
REAL NUTRI (e)	199,000	—
Shenwan Hongyuan HK, Ltd.	10,000	1,325
SIM Technology Group, Ltd. (a)	4,788,000	246,345
Sino Biopharmaceutical, Ltd.	8,793,000	8,799,277
Skyworth Group, Ltd. (a)	1,013,992	345,629
Solargiga Energy Holdings, Ltd. (a)	6,113,000	286,997
Solartech International Holdings, Ltd. (a)	1,000,000	9,132
SSY Group, Ltd.	199,740	116,384
Suncorp Technologies, Ltd. (a)	242,500	3,369
Tech Pro Technology Development, Ltd. (a)(b)(e)	484,000	—
Tibet Water Resources, Ltd. (a)	67,000	7,670
United Energy Group, Ltd. (a)(b)	5,678,000	1,095,512
United Laboratories International Holdings, Ltd.	168,000	124,037
Vision Values Holdings, Ltd. (a)	90,000	2,894
Wanda Hotel Development Co., Ltd. (a)	750,000	41,482
Wasion Holdings, Ltd.	24,000	7,409
WH Group, Ltd. (c)	6,880,500	5,575,591
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	8,193
Xinyi Glass Holdings, Ltd.	2,658,000	8,683,984
Yip's Chemical Holdings, Ltd.	10,000	4,811
		43,269,077
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (a)	561,990	4,077,056
OTP Bank Nyrt (a)	203,375	8,709,993
Richter Gedeon Nyrt	188,617	5,571,948
		18,358,997
See accompanying notes to financial statements.
37

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
INDIA — 12.7%
Aarti Drugs, Ltd.	12,043	$ 114,362
Aarti Industries, Ltd.	51,407	926,312
Aavas Financiers, Ltd. (a)	15,171	502,323
Adani Enterprises, Ltd.	172,740	2,436,215
Adani Green Energy, Ltd. (a)	290,915	4,396,128
Adani Ports & Special Economic Zone, Ltd. (a)	552,032	5,303,343
Adani Power, Ltd. (a)	673,581	783,547
Adani Total Gas, Ltd. (a)	160,099	2,104,873
Adani Transmission, Ltd. (a)	191,634	2,380,952
Aditya Birla Capital, Ltd. GDR (a)	285	465
Aditya Birla Fashion and Retail, Ltd. (a)(f)	181,465	499,493
Aditya Birla Fashion and Retail, Ltd. (a)(f)	17,599	40,655
AIA Engineering, Ltd. (a)	17,716	497,384
Ajanta Pharma, Ltd.	5,925	145,212
Alembic Pharmaceuticals, Ltd. (a)	18,922	249,731
Alkem Laboratories, Ltd.	5,243	198,623
Alok Industries, Ltd. (a)	1,942,530	535,357
Ambuja Cements, Ltd.	114,490	483,633
Amtek Auto, Ltd. (a)(e)	25,821	—
Anant Raj Global, Ltd. (a)	975,332	387,525
Anant Raj, Ltd.	1,045,971	777,535
APL Apollo Tubes, Ltd. (a)	42,242	809,351
Apollo Hospitals Enterprise, Ltd.	102,921	4,086,012
Ashok Leyland, Ltd. (a)	797,355	1,237,794
Asian Paints, Ltd.	283,224	9,829,240
Astral Poly Technik, Ltd.	12,667	280,120
Astral, Ltd.	4,126	91,243
AstraZeneca Pharma India, Ltd.	39,314	1,618,131
Atul, Ltd. (a)	7,931	768,332
AU Small Finance Bank, Ltd. (a)(c)	51,727	868,687
Aurobindo Pharma, Ltd.	335,678	4,046,202
Avanti Feeds, Ltd.	28,132	159,468
Avenue Supermarts, Ltd. (a)(c)	104,160	4,073,087
Axis Bank, Ltd. (a)	1,643,639	15,679,076
Azure Power Global, Ltd. (a)(b)	22,803	620,014
Bajaj Auto, Ltd. (a)	57,871	2,905,354
Bajaj Finance, Ltd. (a)	197,019	13,877,257
Bajaj Finserv, Ltd. (a)	31,803	4,205,645
Bajaj Hindusthan Sugar, Ltd. (a)	1,392,792	118,108
Bajaj Holdings & Investment, Ltd.	16,699	752,124
Balkrishna Industries, Ltd.	48,968	1,130,874
See accompanying notes to financial statements.
38

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Balrampur Chini Mills, Ltd.	785,502	$ 2,304,494
Bandhan Bank, Ltd. (a)(c)	659,072	3,054,959
BASF India, Ltd.	8,007	226,667
Bata India, Ltd.	6,481	124,649
Bayer CropScience, Ltd.	7,860	574,274
Berger Paints India, Ltd.	113,836	1,191,083
BF Investment, Ltd. (a)	181,413	683,583
Bharat Electronics, Ltd.	265,791	454,777
Bharat Forge, Ltd. (a)	133,138	1,085,208
Bharat Heavy Electricals, Ltd. (a)	2,007,632	1,338,627
Bharat Petroleum Corp., Ltd.	382,913	2,241,269
Bharti Airtel, Ltd.	2,011,404	14,231,240
Biocon, Ltd. (a)	377,276	2,109,975
Birlasoft, Ltd.	203,762	705,229
Bombay Dyeing & Manufacturing Co., Ltd.	46,667	44,807
Bosch, Ltd.	1,629	313,894
Britannia Industries, Ltd.	169,817	8,419,690
Cadila Healthcare, Ltd.	94,267	568,461
Can Fin Homes, Ltd.	93,477	784,688
Caplin Point Laboratories, Ltd.	72,730	401,332
Carborundum Universal, Ltd.	8,984	62,606
CARE Ratings, Ltd.	21,767	122,361
Castrol India, Ltd.	234,929	402,614
CG Power and Industrial Solutions, Ltd. (a)	464,120	424,676
Chalet Hotels, Ltd. (a)	64,220	128,504
Cholamandalam Investment and Finance Co., Ltd.	246,975	1,887,602
Cipla, Ltd. (a)	631,222	7,037,104
City Union Bank, Ltd. (a)	80,522	171,752
Coal India, Ltd.	728,901	1,299,513
Coforge, Ltd.	24,641	986,449
Colgate-Palmolive India, Ltd.	29,977	639,341
Container Corp. Of India, Ltd.	79,192	647,714
CORE Education & Technologies, Ltd. (a)(e)	9,253	—
Coromandel International, Ltd.	52,414	555,262
CreditAccess Grameen, Ltd. (a)	34,499	316,496
CRISIL, Ltd.	5,873	147,721
Crompton Greaves Consumer Electricals, Ltd.	114,322	613,720
Cummins India, Ltd.	25,400	319,490
Dabur India, Ltd.	402,538	2,975,799
Dalmia Bharat, Ltd. (a)	2,710	58,897
DCB Bank, Ltd. (a)	1,292,114	1,813,214
Deepak Nitrite, Ltd. (a)	91,301	2,068,559
See accompanying notes to financial statements.
39

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Delta Corp., Ltd.	151,439	$ 335,858
Dewan Housing Finance Corp., Ltd. (a)	560,188	119,908
Dhani Services, Ltd. (a)	147,377	338,843
Dilip Buildcon, Ltd. (c)	16,135	127,996
Dish TV India, Ltd. (a)	215,808	27,303
Dishman Carbogen Amcis, Ltd. (a)	41,996	62,609
Divi's Laboratories, Ltd. (a)	79,255	3,927,100
Dixon Technologies India, Ltd. (a)	22,094	1,109,675
DLF, Ltd.	178,098	699,226
Dr Lal PathLabs, Ltd. (c)	19,862	735,394
Dr Reddy's Laboratories, Ltd. ADR	125,987	7,734,342
DRC Systems India Pvt, Ltd. (a)	1,045	4,183
Edelweiss Financial Services, Ltd. (a)	280,928	243,220
Educomp Solutions, Ltd. (a)	440,245	14,451
Eicher Motors, Ltd. (a)	81,217	2,892,548
EID Parry India, Ltd. (a)	38,735	168,659
Emami, Ltd.	44,526	295,972
Embassy Office Parks REIT	20,200	89,916
Endurance Technologies, Ltd. (a)(c)	10,167	202,488
EPL ,Ltd.	80,343	258,950
Equitas Holdings, Ltd.	70,080	83,630
Era Infra Engineering, Ltd. (a)(e)	2,941	—
Escorts, Ltd.	47,075	829,163
Exide Industries, Ltd.	84,942	213,303
FDC, Ltd. (a)	172,341	673,913
Federal Bank, Ltd. (a)	377,893	391,777
Fine Organic Industries, Ltd.	6,752	210,912
Finolex Industries, Ltd. (a)	19,077	165,947
Fortis Healthcare, Ltd. (a)	477,508	1,300,654
Future Lifestyle Fashions, Ltd. (a)	54,684	36,574
Future Retail, Ltd. (a)	151,885	88,600
GAIL India, Ltd.	2,563,490	4,750,856
Gammon India, Ltd. (a)(e)	139,302	1,572
Gateway Distriparks, Ltd.	338,167	820,976
Gitanjali Gems, Ltd. (a)(e)	3,573	—
GlaxoSmithKline Pharmaceuticals, Ltd.	1,703	33,559
Glenmark Pharmaceuticals, Ltd.	78,343	497,936
Godrej Consumer Products, Ltd.	177,850	1,774,882
Godrej Industries, Ltd. (a)	491,534	3,669,005
Godrej Properties, Ltd. (a)	29,663	570,733
Granules India, Ltd.	364,544	1,512,997
Graphite India, Ltd. (a)	78,030	546,427
See accompanying notes to financial statements.
40

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Grasim Industries, Ltd. GDR	209	$ 4,159
Grasim Industries, Ltd.	144,504	2,866,906
GTL Infrastructure, Ltd. (a)	2,288,622	25,042
GTL, Ltd. (a)	548,865	39,412
Gujarat Gas, Ltd.	87,924	660,749
Gujarat NRE Coke, Ltd. (a)(e)	25,505	—
Gujarat Pipavav Port, Ltd.	18,829	24,993
Gujarat State Petronet, Ltd.	92,572	346,098
GVK Power & Infrastructure, Ltd. (a)	4,229,488	124,373
Havells India, Ltd.	178,176	2,559,793
HCL Technologies, Ltd.	1,030,039	13,843,741
HDFC Asset Management Co., Ltd. (c)	9,925	396,247
HDFC Bank, Ltd. (a)	204,723	4,182,312
HDFC Life Insurance Co., Ltd. (a)(c)	560,700	5,339,069
HEG, Ltd. (a)	21,542	431,363
Hemisphere Properties India, Ltd. (a)	133,352	250,695
Hero MotoCorp, Ltd.	155,432	6,194,001
Himadri Speciality Chemical, Ltd.	300,962	171,446
Himatsingka Seide, Ltd.	45,935	91,005
Hindalco Industries, Ltd.	931,279	4,163,219
Hindustan Aeronautics, Ltd.	6,883	93,666
Hindustan Construction Co., Ltd. (a)	3,386,218	372,831
Hindustan Petroleum Corp., Ltd.	279,382	896,071
Hindustan Unilever, Ltd.	766,876	25,503,534
Hindustan Zinc, Ltd.	31,164	116,321
Honeywell Automation India, Ltd.	889	577,314
Housing Development & Infrastructure, Ltd. (a)	95,665	6,150
Housing Development Finance Corp., Ltd.	1,420,186	48,523,932
ICICI Bank, Ltd. ADR (a)(b)	1,770,144	28,375,408
ICICI Lombard General Insurance Co., Ltd. (c)	142,104	2,785,570
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	154,209	939,844
ICICI Securities, Ltd. (c)	60,306	315,743
IDFC First Bank, Ltd. (a)	251,818	191,842
IFB Industries, Ltd. (a)	11,005	167,309
IIFL Finance, Ltd.	73,153	282,001
IIFL Securities, Ltd.	57,588	36,823
IIFL Wealth Management, Ltd.	7,798	132,189
India Cements, Ltd.	268,833	615,332
Indiabulls Housing Finance, Ltd.	212,081	569,987
Indiabulls Real Estate, Ltd. (a)	341,663	378,983
IndiaMart InterMesh, Ltd. (a)(c)	2,941	311,259
Indian Energy Exchange, Ltd. (c)	57,942	263,741
See accompanying notes to financial statements.
41

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Indian Hotels Co., Ltd.	1,256,543	$ 1,905,083
Indian Oil Corp., Ltd.	836,369	1,050,698
Indian Railway Catering & Tourism Corp., Ltd.	14,014	336,771
Indraprastha Gas, Ltd.	204,239	1,431,220
Indus Towers, Ltd.	572,790	1,919,387
IndusInd Bank, Ltd. (a)	87,716	1,145,072
Infibeam Avenues, Ltd. (a)	983,046	637,986
Info Edge India, Ltd. (a)	52,628	3,081,182
Infosys, Ltd. ADR	2,916,727	54,601,129
Intellect Design Arena, Ltd. (a)	101,857	1,030,917
InterGlobe Aviation, Ltd. (a)(c)	33,450	746,627
IOL Chemicals and Pharmaceuticals, Ltd.	12,704	95,714
Ipca Laboratories, Ltd.	40,027	1,042,231
IRB Infrastructure Developers, Ltd.	45,130	67,034
ITC, Ltd.	1,091,780	3,262,778
ITC, Ltd. GDR	59,729	178,500
IVRCL, Ltd. (a)(e)	5,304,684	14,511
Jain Irrigation Systems, Ltd. (a)	232,619	58,542
Jaiprakash Associates, Ltd. (a)	497,750	46,974
JB Chemicals & Pharmaceuticals, Ltd.	12,426	213,369
Jet Airways India, Ltd. (a)	182,299	237,991
Jindal Steel & Power, Ltd. (a)	153,759	722,594
JK Cement, Ltd. (a)	7,167	284,004
JM Financial, Ltd.	143,731	166,213
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,697	134,129
JSW Ispat Special Products, Ltd. (a)	4,450	1,595
JSW Steel, Ltd.	432,858	2,773,382
Jubilant Foodworks, Ltd. (a)	67,215	2,676,097
Jubilant Ingrevia, Ltd. (a)	51,750	183,816
Jubilant Pharmova, Ltd. (a)	55,992	521,600
Just Dial, Ltd. (a)	90,462	1,067,709
Kansai Nerolac Paints, Ltd.	10,770	88,537
KEI Industries, Ltd.	147,954	1,057,743
Kotak Mahindra Bank, Ltd. (a)	775,844	18,601,898
KPIT Technologies, Ltd.	167,287	406,241
L&T Finance Holdings, Ltd. (a)	92,861	121,738
L&T Technology Services, Ltd. (c)	16,863	612,097
Lanco Infratech, Ltd. (a)(e)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	7,665	425,039
Larsen & Toubro, Ltd. GDR	729,776	14,040,890
Laurus Labs, Ltd. (c)	156,319	773,965
Lemon Tree Hotels, Ltd. (a)(c)	298,785	151,203
See accompanying notes to financial statements.
42

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
LIC Housing Finance, Ltd.	288,874	$ 1,691,827
Linde India, Ltd.	26,655	656,042
Lupin, Ltd.	175,738	2,452,779
LUX Industries, Ltd.	46,672	1,116,055
Magma Fincorp, Ltd. (a)	101,308	152,557
Mahanagar Gas, Ltd.	7,970	127,425
Mahanagar Telephone Nigam, Ltd. (a)	572,903	146,921
Mahindra & Mahindra Financial Services, Ltd. (a)	501,531	1,364,717
Mahindra & Mahindra, Ltd. GDR	937,705	10,267,870
MakeMyTrip, Ltd. (a)(b)	32,111	1,014,065
Manappuram Finance, Ltd.	315,807	644,453
Manpasand Beverages, Ltd. (a)(e)	64,129	2,566
Marico, Ltd.	137,609	774,117
Marksans Pharma, Ltd.	1,608,943	1,099,201
Maruti Suzuki India, Ltd.	125,909	11,812,211
Max Financial Services, Ltd. (a)	103,308	1,214,383
Max Healthcare Institute Ltd. (a)	207,927	585,129
Max India, Ltd. - New Spun Off (a)	35,901	31,500
Metropolis Healthcare, Ltd. (c)	13,102	401,624
Minda Industries, Ltd.	73,103	542,020
Mindtree, Ltd.	53,088	1,513,123
Motherson Sumi Systems, Ltd. (a)	833,232	2,295,801
Mphasis, Ltd.	25,258	613,713
MRF, Ltd.	2,750	3,093,994
Multi Commodity Exchange of India, Ltd.	36,350	752,194
Muthoot Finance, Ltd. (a)	64,463	1,063,219
Natco Pharma, Ltd.	5,222	58,963
Navin Fluorine International, Ltd.	33,308	1,255,079
NCC, Ltd.	297,952	321,940
Nestle India, Ltd.	21,859	5,131,923
Network18 Media & Investments, Ltd. (a)	233,306	116,152
NIIT, Ltd.	99,287	187,265
Nippon Life India Asset Management, Ltd. (c)	95,349	441,183
NMDC, Ltd.	58,562	108,411
NTPC, Ltd.	2,091,254	3,047,623
Oberoi Realty, Ltd. (a)	35,976	283,006
Oil & Natural Gas Corp., Ltd.	3,640,194	5,085,853
OnMobile Global, Ltd.	14,984	18,066
Opto Circuits India, Ltd. (a)	3,281,371	130,153
Oracle Financial Services Software, Ltd.	598	26,164
Orient Electric, Ltd.	92,868	395,599
Page Industries, Ltd.	4,120	1,708,405
See accompanying notes to financial statements.
43

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Paisalo Digital, Ltd.	22,109	$ 238,890
PC Jeweller, Ltd. (a)	176,176	65,301
Persistent Systems, Ltd.	1,593	41,878
Petronet LNG, Ltd.	533,771	1,640,070
Pfizer, Ltd.	16,587	1,026,544
Phillips Carbon Black, Ltd.	67,327	175,699
Phoenix Mills, Ltd. (a)	31,763	339,140
PI Industries, Ltd.	33,972	1,049,240
Pidilite Industries, Ltd. (a)	108,434	2,683,496
Piramal Enterprises, Ltd.	65,726	1,576,004
Power Grid Corp. of India, Ltd.	1,332,489	3,930,194
Prestige Estates Projects, Ltd. (a)	61,116	255,452
Prism Johnson, Ltd. (a)	117,683	210,936
Procter & Gamble Health, Ltd.	5,789	491,074
PS IT Infrastructure & Services, Ltd. (a)(e)	620,932	77,283
PTC India, Ltd.	840,784	894,099
Punj Lloyd, Ltd. (a)	748,777	15,362
Quess Corp., Ltd. (a)(c)	73,223	699,844
Radico Khaitan, Ltd.	111,495	854,050
Rain Industries, Ltd.	166,462	325,234
Rajesh Exports, Ltd.	136,962	896,923
Rallis India, Ltd.	91,983	318,043
RattanIndia Infrastructure, Ltd. (a)	181,385	12,652
Raymond, Ltd. (a)	48,947	242,045
RBL Bank, Ltd. (a)(c)	232,303	659,445
REC, Ltd.	115,375	206,957
Redington India, Ltd. (a)	125,838	328,477
REI Agro, Ltd. (a)(e)	1,873,023	—
Relaxo Footwears, Ltd. (a)	40,634	487,072
Reliance Capital, Ltd. (a)	1,022,662	150,363
Reliance Communications, Ltd. (a)	792,454	18,426
Reliance Home Finance, Ltd. (a)	632	21
Reliance Industries, Ltd. GDR (c)	1,198,900	66,299,170
Reliance Infrastructure, Ltd. (a)	177,536	85,230
Repco Home Finance, Ltd.	48,828	225,094
RITES, Ltd.	48,576	159,985
Rolta India, Ltd. (a)	1,591,059	70,725
Ruchi Soya Industries, Ltd. (a)	13,597	119,393
SBI Cards & Payment Services, Ltd.	6,733	85,482
SBI Life Insurance Co., Ltd. (a)(c)	152,764	1,840,450
Schneider Electric Infrastructure, Ltd. (a)	97,824	126,304
Sequent Scientific, Ltd. (a)	858,493	2,828,619
See accompanying notes to financial statements.
44

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Shankara Building Products, Ltd.	42,241	$ 237,597
Sharda Cropchem, Ltd.	22,212	87,130
Shilpa Medicare, Ltd.	91,717	418,733
Shree Cement, Ltd. (a)	2,353	948,277
Shriram Transport Finance Co., Ltd.	133,912	2,605,023
Siemens, Ltd.	305,219	7,697,920
Sintex Industries, Ltd. (a)	382,272	17,515
Sintex Plastics Technology, Ltd. (a)	51,863	2,341
Solara Active Pharma Sciences, Ltd.	71,151	1,355,751
Srei Infrastructure Finance, Ltd. (a)	236,844	16,359
SRF, Ltd.	10,356	766,398
State Bank of India GDR (a)	147,978	7,339,709
Sterlite Technologies, Ltd.	134,299	356,716
Strides Pharma Science, Ltd.	138,030	1,594,692
Sudarshan Chemical Industries (a)	42,989	304,659
Sumitomo Chemical India, Ltd.	27,085	107,690
Sun Pharma Advanced Research Co., Ltd. (a)	174,743	339,741
Sun Pharmaceutical Industries, Ltd.	1,091,943	8,928,054
Sun TV Network, Ltd.	103,219	663,950
Sundaram Finance, Ltd.	20,120	707,356
Sundram Fasteners, Ltd.	50,522	553,115
Supreme Industries, Ltd.	25,186	703,663
Suven Life Sciences, Ltd. (a)	327,607	316,567
Suven Pharmaceuticals, Ltd.	316,491	2,150,522
Suvidhaa Infoserve Pvt, Ltd. (a)	56,568	81,084
Suzlon Energy, Ltd. (a)	5,270,560	360,436
Swan Energy, Ltd.	211,746	392,569
Symphony, Ltd.	15,008	259,655
TAKE Solutions, Ltd. (a)	174,603	107,226
Tata Communications, Ltd.	138,326	2,010,742
Tata Consultancy Services, Ltd.	829,441	36,051,209
Tata Consumer Products, Ltd.	316,221	2,763,278
Tata Elxsi, Ltd.	39,079	1,439,344
Tata Motors, Ltd. ADR (a)(b)	370,269	7,697,892
Tata Power Co., Ltd.	3,294,868	4,652,957
Tata Steel, Ltd.	491,865	5,461,635
TCNS Clothing Co., Ltd. (a)(c)	22,518	156,087
TeamLease Services, Ltd. (a)	14,147	729,788
Tech Mahindra, Ltd.	418,216	5,671,167
Tejas Networks, Ltd. (a)(c)	166,519	362,014
Thyrocare Technologies, Ltd. (c)	68,693	848,025
Timken India, Ltd.	19,288	342,027
See accompanying notes to financial statements.
45

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Titan Co., Ltd.	242,551	$ 5,168,748
Torrent Pharmaceuticals, Ltd.	21,019	731,660
Torrent Power, Ltd.	26,962	156,284
Trent, Ltd.	105,295	1,081,627
Trident, Ltd.	1,241,235	238,524
Tube Investments of India, Ltd.	60,114	981,170
TV18 Broadcast, Ltd. (a)	306,639	120,577
TVS Motor Co., Ltd.	56,198	449,692
Ujjivan Financial Services, Ltd.	72,533	208,630
UltraTech Cement, Ltd.	82,216	7,576,787
Unichem Laboratories, Ltd.	196,701	835,620
Unitech, Ltd. (a)	768,821	17,350
United Breweries, Ltd.	72,609	1,232,879
United Spirits, Ltd. (a)	321,379	2,445,494
UPL, Ltd.	347,360	3,049,399
VA Tech Wabag, Ltd. (a)	83,463	286,358
Vaibhav Global, Ltd.	17,250	906,434
Vakrangee, Ltd.	441,166	338,204
Varun Beverages, Ltd.	15,260	209,332
Vedanta, Ltd.	960,660	3,005,604
Venky's India, Ltd. (a)	11,752	250,041
Videocon Industries, Ltd. (a)	1,170,924	65,662
Vinati Organics, Ltd.	8,612	164,899
VIP Industries, Ltd.	67,623	327,554
V-Mart Retail, Ltd. (a)	17,745	676,052
Vodafone Idea, Ltd. (a)	5,200,112	657,893
Voltas, Ltd.	24,742	339,064
VST Industries, Ltd.	19,187	889,390
Welspun India, Ltd. (a)	179,185	198,145
Westlife Development, Ltd. (a)	67,252	422,844
Whirlpool of India, Ltd.	5,195	158,208
Wipro, Ltd. ADR	1,519,967	9,636,591
WNS Holdings, Ltd. ADR (a)	27,832	2,016,150
Wockhardt, Ltd. (a)	92,453	523,570
Yaarii Digital Integrated Services, Ltd. (a)	30,586	49,803
Yes Bank, Ltd. (a)	816,899	174,299
Zee Entertainment Enterprises, Ltd.	567,411	1,576,966
Zensar Technologies, Ltd.	54,149	202,891
		772,577,788
INDONESIA — 1.5%
Alam Sutera Realty Tbk PT (a)	9,021,900	131,679
Aneka Tambang Tbk	258,800	40,089
See accompanying notes to financial statements.
46

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Astra International Tbk PT	20,694,703	$ 7,515,632
Bank Central Asia Tbk PT	10,325,708	22,090,973
Bank Danamon Indonesia Tbk PT	3,203,618	602,126
Bank Mandiri Persero Tbk PT	19,071,369	8,074,969
Bank Negara Indonesia Persero Tbk PT (a)	2,428,600	957,228
Bank Permata Tbk PT (a)	164,600	23,231
Bank Rakyat Indonesia Persero Tbk PT (a)	47,779,957	14,473,791
Barito Pacific Tbk PT (a)	28,315,020	1,871,423
Bekasi Fajar Industrial Estate Tbk PT (a)	5,728,700	59,555
Bumi Resources Tbk PT (a)	2,405,300	9,770
Bumi Serpong Damai Tbk PT (a)	4,761,700	367,167
Chandra Asri Petrochemical Tbk PT (a)	60,700	46,491
Charoen Pokphand Indonesia Tbk PT	5,242,800	2,526,651
Ciputra Development Tbk PT	7,434,852	560,493
Citra Marga Nusaphala Persada Tbk PT (a)	1,946,341	269,339
Garuda Indonesia Persero Tbk PT (a)	15,966,300	364,944
Global Mediacom Tbk PT (a)	818,300	14,310
Indah Kiat Pulp & Paper Tbk PT	846,800	609,230
Indocement Tunggal Prakarsa Tbk PT	680,800	572,997
Indofood Sukses Makmur Tbk PT	6,807,418	3,093,216
Indosat Tbk PT (a)	3,039,300	1,313,019
Japfa Comfeed Indonesia Tbk PT	1,374,500	181,689
Kalbe Farma Tbk PT	30,927,961	3,342,988
Kawasan Industri Jababeka Tbk PT (a)	6,140,131	74,400
Lippo Cikarang Tbk PT (a)	268,700	20,997
Lippo Karawaci Tbk PT (a)	49,416,930	656,624
Matahari Department Store Tbk PT (a)	440,800	40,666
Matahari Putra Prima Tbk PT (a)	757,000	13,238
Mayora Indah Tbk PT	7,333,707	1,322,844
Medco Energi Internasional Tbk PT (a)	24,967,829	979,805
Media Nusantara Citra Tbk PT (a)	1,089,100	71,607
Merdeka Copper Gold Tbk PT (a)	618,500	91,551
Modernland Realty Tbk PT (a)(e)	7,955,300	20,949
Pabrik Kertas Tjiwi Kimia Tbk PT	414,038	297,167
Pakuwon Jati Tbk PT (a)	6,812,300	253,263
Perusahaan Gas Negara Tbk PT	16,844,700	1,525,011
Pollux Properti Indonesia Tbk PT (a)	138,000	36,293
Semen Indonesia Persero Tbk PT	1,091,900	783,687
Sigmagold Inti Perkasa Tbk PT (e)	1,312,600	—
Summarecon Agung Tbk PT (a)	5,264,800	340,717
Telkom Indonesia Persero Tbk PT	45,763,100	10,775,201
Tiga Pilar Sejahtera Food Tbk (a)	2,799,200	52,804
See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Unilever Indonesia Tbk PT	4,035,300	$ 1,826,650
United Tractors Tbk PT	1,904,322	2,900,731
		91,197,205
KUWAIT — 0.5%
A'ayan Leasing & Investment Co. KSCP (a)	1,192,528	485,297
Agility Public Warehousing Co. KSC	581,468	1,396,677
Ahli United Bank KSCP	556,180	566,761
Al Ahli Bank of Kuwait KSCP	155,450	103,890
Al Mazaya Holding Co. KSCP (a)	1,592,853	329,374
ALAFCO Aviation Lease & Finance Co. KSCP (a)	41,718	28,157
Alimtiaz Investment Group KSC (a)	483,326	174,301
Boubyan Bank KSCP	581,411	1,163,784
Boubyan Petrochemicals Co. KSCP	454,466	1,273,557
Burgan Bank SAK	236,653	172,254
Gulf Bank KSCP	1,197,438	871,584
Humansoft Holding Co. KSC (a)	145,733	1,783,994
Integrated Holding Co. KCSC	260,125	356,300
Jazeera Airways Co. KSCP (a)	37,176	88,558
Kuwait Finance House KSCP	2,342,959	5,953,325
Kuwait Real Estate Co. KSC (a)	3,179,373	1,399,029
Mabanee Co. KPSC	319,919	768,441
Mezzan Holding Co. KSCC	35,527	66,529
Mobile Telecommunications Co. KSCP	412,834	826,351
National Bank of Kuwait SAKP	4,764,788	12,721,866
National Industries Group Holding SAK	823,204	509,311
National Investments Co. KSCP	1,661,609	918,077
Qurain Petrochemical Industries Co.	153,715	200,885
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	72,255	64,067
Warba Bank KSCP (a)	1,379,541	1,081,724
		33,304,093
MACAU — 0.0% (d)
Huasheng International Holding, Ltd. (a)(b)	35,000	3,737
MALAYSIA — 2.0%
Aeon Co. M Bhd	7,427,990	2,310,890
AEON Credit Service M Bhd	143,050	423,647
AirAsia Group Bhd (a)	1,361,500	321,782
Alliance Bank Malaysia Bhd (a)	5,876,000	3,755,312
AMMB Holdings Bhd	55,600	39,288
ATA IMS Bhd	785,400	553,085
Axiata Group Bhd	1,992,938	1,754,305
See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bahvest Resources Bhd (a)	2,132,500	$ 252,002
Berjaya Sports Toto Bhd	2,892,447	1,471,859
BIMB Holdings Bhd	24,400	24,891
Bintulu Port Holdings Bhd	94	95
British American Tobacco Malaysia Bhd	7,200	22,747
Bursa Malaysia Bhd	1,817,239	3,922,414
Capitaland Malaysia Mall Trust REIT	1,927,429	306,790
Careplus Group Bhd	234,500	71,823
Carlsberg Brewery Malaysia Bhd Class B	527,113	3,033,140
CIMB Group Holdings Bhd	4,116,594	4,308,698
Comfort Glove Bhd	252,000	113,648
Dagang NeXchange Bhd (a)	2,258,000	495,546
Datasonic Group Bhd	2,794,500	370,668
Dialog Group Bhd	6,157,006	4,617,940
DiGi.Com Bhd	7,474,961	6,561,886
FGV Holdings Bhd	28,800	9,377
Focus Dynamics Group Bhd (a)	6,623,400	950,422
Frontken Corp. Bhd	697,900	855,018
Gabungan AQRS Bhd	508,800	76,691
Gamuda Bhd (a)	1,256,700	1,085,008
GDEX Bhd	1,355,900	116,085
Genting Bhd	3,698,600	4,486,665
Genting Malaysia Bhd	826,900	612,223
George Kent Malaysia Bhd	543,300	103,511
Globetronics Technology Bhd	852,100	565,121
Greatech Technology Bhd (a)	258,200	331,273
Hap Seng Plantations Holdings Bhd	58,800	26,092
Hartalega Holdings Bhd	1,263,900	2,721,965
Hong Leong Bank Bhd	79,600	358,982
Hong Leong Financial Group Bhd	5,500	23,106
IHH Healthcare Bhd	1,370,000	1,757,723
IJM Corp. Bhd	781,100	318,355
Inari Amertron Bhd	1,533,900	1,213,359
IOI Corp. Bhd	7,312,160	7,388,870
IOI Properties Group Bhd	5,574,262	1,922,391
Iris Corp. Bhd (a)	1,344,700	107,018
Iskandar Waterfront City Bhd (a)	248,800	27,901
Karex Bhd	2,254,500	339,820
KLCCP Stapled Group	821,500	1,382,870
KNM Group Bhd (a)	5,389,621	246,962
Kossan Rubber Industries	1,012,900	796,347
KPJ Healthcare Bhd	2,097,180	520,944
See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kuala Lumpur Kepong Bhd	18,900	$ 104,562
Lingkaran Trans Kota Holdings Bhd	514,500	481,433
Magni-Tech Industries Bhd	255,500	143,571
Magnum Bhd	4,454,243	2,363,279
Malayan Banking Bhd	3,694,344	7,350,377
Malaysia Airports Holdings Bhd	289,800	436,814
Malaysian Pacific Industries Bhd	104,600	981,295
Malaysian Resources Corp. Bhd	10,813,400	1,199,605
Maxis Bhd	188,200	205,152
Mega First Corp. BHD	147,700	259,317
MISC Bhd	169,300	278,458
MPHB Capital Bhd (a)	2,014,830	655,980
Muda Holdings Bhd	339,000	212,565
My EG Services Bhd	1,830,206	869,530
Nestle Malaysia Bhd	6,500	211,624
OSK Holdings Bhd	8,952,042	2,137,350
Padini Holdings Bhd	228,700	165,465
Pavilion Real Estate Investment Trust	1,807,200	610,172
Pentamaster Corp. Bhd	690,750	932,883
Petronas Chemicals Group Bhd	1,570,600	3,030,218
Petronas Dagangan Bhd	302,800	1,463,430
Petronas Gas Bhd	178,300	688,002
Pos Malaysia Bhd (a)	1,372,800	293,001
PPB Group Bhd	57,800	257,880
Press Metal Aluminium Holdings Bhd	607,400	1,450,201
Public Bank Bhd	10,590,400	10,727,042
QL Resources Bhd	31,800	46,475
Rapid Synergy Bhd (a)	95,200	172,423
RHB Bank Bhd	376,100	487,075
Sapura Energy Bhd (a)	297,600	10,407
Sime Darby Bhd	1,389,824	804,432
Sime Darby Plantation Bhd	743,624	832,127
Sime Darby Property Bhd	538,324	84,387
SKP Resources Bhd	544,900	290,421
SP Setia Bhd Group (a)	339,663	86,011
Sunway Real Estate Investment Trust	1,937,300	696,148
Supermax Corp. Bhd	1,709,950	1,571,183
TA Enterprise Bhd	360,200	56,899
Taliworks Corp. Bhd	137,700	27,563
Telekom Malaysia Bhd	969,727	1,433,601
Tenaga Nasional Bhd	1,386,000	3,382,689
TIME dotCom Bhd	20,300	70,008
See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd	3,253,500	$ 3,546,562
Uchi Technologies Bhd	81,600	61,596
UEM Edgenta Bhd	879,700	375,514
UEM Sunrise Bhd (a)	6,070,988	636,894
UMW Holdings Bhd	402,000	316,055
Unisem M Bhd	92,300	170,955
United Plantations Bhd	249,800	869,917
Velesto Energy Bhd (a)	46,163	1,893
ViTrox Corp. Bhd	142,300	512,712
VS Industry Bhd	2,437,850	1,675,599
WCT Holdings Bhd (a)	11,385,175	1,578,796
YTL Corp. Bhd (a)	2,236,770	364,119
		120,748,222
MEXICO — 2.0%
Alfa SAB de CV Class A (b)	3,291,197	1,898,102
America Movil SAB de CV Series L	20,227,793	13,801,226
Axtel SAB de CV (a)(b)	2,361,330	637,059
Cemex SAB de CV Series CPO (a)	13,068,420	9,210,265
Coca-Cola Femsa SAB de CV	851,757	3,930,226
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,322
Consorcio ARA SAB de CV (a)(b)	2,293,116	503,218
Controladora Nemak SAB de CV (a)(b)	3,291,197	413,400
Desarrolladora Homex SAB de CV (a)	26,534	40
El Puerto de Liverpool SAB de CV Series C1 (b)	482,387	1,688,785
Fibra Uno Administracion SA de CV REIT	1,982,899	2,315,264
Fomento Economico Mexicano SAB de CV	1,699,350	12,797,969
Gruma SAB de CV Class B	6,424	75,789
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)(b)	258,526	2,699,673
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	278,412	4,939,855
Grupo Bimbo SAB de CV Class A	2,084,787	4,371,221
Grupo Elektra SAB DE CV (b)	71,926	4,831,087
Grupo Financiero Banorte SAB de CV Series O (a)	2,133,507	12,005,115
Grupo Financiero Inbursa SAB de CV Series O (a)	1,786,878	1,621,775
Grupo Mexico SAB de CV Class B	2,833,977	14,884,249
Grupo Televisa SAB Series CPO (a)	2,355,061	4,187,440
Industrias CH SAB de CV Class B (b)	370,835	2,118,746
Industrias Penoles SAB de CV (a)	149,772	1,929,786
Kimberly-Clark de Mexico SAB de CV Class A	2,515,542	4,294,513
Orbia Advance Corp. SAB de CV	77,423	206,494
Sare Holding SAB de CV Class B (a)(e)	1,493,393	—
Telesites SAB de CV (a)(b)	1,653,391	1,717,190
TV Azteca SAB de CV Series CPO (b)	5,202,670	123,580
See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Urbi Desarrollos Urbanos SAB de CV (a)	39,274	$ 16,220
Wal-Mart de Mexico SAB de CV	4,956,877	15,618,869
		122,839,478
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (a)(f)	266,320	2,671,190
Cia de Minas Buenaventura SAA ADR (a)(f)	7,183	71,830
Credicorp, Ltd.	67,117	9,166,169
Nexa Resources SA	5,122	52,500
Southern Copper Corp.	60,600	4,112,922
Volcan Cia Minera SAA Class B (a)	6,509,818	1,453,509
		17,528,120
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	707,300	502,742
AC Energy Corp.	348,400	49,815
Alliance Global Group, Inc.	2,882,700	631,922
Ayala Corp.	120,080	1,830,733
Ayala Land, Inc.	8,191,510	5,797,134
Bank of the Philippine Islands	2,989,934	5,020,440
BDO Unibank, Inc.	2,713,289	5,701,890
Bloomberry Resorts Corp. (a)	1,109,600	159,110
Cebu Air, Inc. (a)	1,343,520	1,246,986
Cebu Holdings, Inc. (a)	7,918,764	1,044,143
D&L Industries, Inc.	2,987,705	435,191
DoubleDragon Properties Corp.	2,046,490	556,553
East West Banking Corp. (a)	1,667,600	333,262
Filinvest Land, Inc.	85,110,000	1,928,839
First Philippine Holdings Corp.	560,760	806,409
Global Ferronickel Holdings, Inc. (a)	2,726,449	134,813
GMA Holdings, Inc.	5,051,200	867,927
GT Capital Holdings, Inc.	14,567	156,662
JG Summit Holdings, Inc.	1,827,866	2,250,116
Jollibee Foods Corp.	148,480	541,151
Manila Electric Co.	13,620	76,325
Megawide Construction Corp.	6,437,688	842,221
Megaworld Corp.	9,583,300	706,839
Nickel Asia Corp.	1,394,000	143,600
PLDT, Inc.	142,505	3,584,828
Puregold Price Club, Inc.	423,380	342,804
San Miguel Corp.	193,380	474,112
SM Investments Corp.	232,175	4,592,078
SM Prime Holdings, Inc.	7,777,990	5,608,646
See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Top Frontier Investment Holdings, Inc. (a)	27,271	$ 78,603
Universal Robina Corp.	335,330	918,854
Vista Land & Lifescapes, Inc.	1,475,378	113,684
		47,478,432
POLAND — 0.7%
11 bit studios SA (a)	1,727	241,587
Asseco Poland SA	72,989	1,250,394
Bank Polska Kasa Opieki SA (a)	218,445	3,909,424
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	23,021	88,385
Bioton SA (a)	1,405	1,930
CCC SA (a)	11,058	255,965
CD Projekt SA (a)	37,343	1,802,798
Columbus Energy SA (a)	6,279	73,992
Datawalk SA (a)	2,642	129,221
Dino Polska SA (a)(c)	16,630	1,098,271
Eurocash SA (a)	11,064	40,235
Getin Holding SA	102,169	19,859
Getin Noble Bank SA (a)	395,733	17,651
Globe Trade Centre SA (a)	379,221	663,108
Grupa Lotos SA	136,619	1,503,294
KGHM Polska Miedz SA (a)	154,174	7,431,296
LPP SA (a)	121	249,145
mBank SA (a)	28,011	1,521,936
Mercator Medical SA (a)	2,495	219,403
Orange Polska SA (a)	1,408,502	2,350,478
PGE Polska Grupa Energetyczna SA (a)	814,929	1,403,925
PlayWay SA	1,695	234,963
Polimex-Mostostal SA (a)	20,362	26,833
Polski Koncern Naftowy ORLEN SA	282,623	4,545,174
Powszechna Kasa Oszczednosci Bank Polski SA (a)	647,898	5,373,974
Powszechny Zaklad Ubezpieczen SA (a)	416,645	3,600,506
Santander Bank Polska SA (a)	32,664	1,809,516
TEN Square Games SA	1,466	192,445
		40,055,708
QATAR — 0.7%
Aamal Co.	403,593	105,859
Al Meera Consumer Goods Co. QSC	161,336	868,051
Alijarah Holding Co QPSC	4,102,533	1,403,943
Baladna	120,289	53,388
Commercial Bank PQSC	645,942	860,251
Doha Bank QPSC	222,591	138,775
See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ezdan Holding Group QSC (a)	143,927	$ 63,959
Gulf Warehousing Co.	96,356	135,205
Industries Qatar QSC	844,041	2,770,198
Mannai Corp. QSC	379,851	424,607
Masraf Al Rayan QSC	4,359,293	5,136,327
Mazaya Real Estate Development QPSC (a)	2,398,089	827,245
Medicare Group	321,722	857,101
Mesaieed Petrochemical Holding Co.	3,153,782	1,611,105
Ooredoo QSC	1,116,053	2,167,123
Qatar Aluminium Manufacturing Co.	434,512	140,820
Qatar Electricity & Water Co. QSC	142,919	666,510
Qatar First Bank (a)	752,075	388,121
Qatar Fuel QSC	114,465	539,158
Qatar Gas Transport Co., Ltd.	324,865	281,502
Qatar Insurance Co. SAQ (a)	1,221,875	828,902
Qatar International Islamic Bank QSC	342,636	822,477
Qatar Islamic Bank SAQ	542,926	2,454,425
Qatar National Bank QPSC	3,009,652	14,870,541
Qatar National Cement Co. QSC	129,524	177,157
Qatar Navigation QSC	96,366	203,530
Qatari Investors Group QSC	1,136,168	592,892
United Development Co. QSC	128,586	56,294
Vodafone Qatar QSC	2,170,394	980,582
Widam Food Co.	126,446	201,077
		40,627,125
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC	211,185	1,333,220
RUSSIA — 3.3%
Evraz PLC	270,042	2,153,495
Gazprom PJSC ADR (b)	4,635,210	27,644,392
HeadHunter Group PLC ADR (b)	2,924	99,182
LSR Group PJSC GDR	163,137	351,560
LUKOIL PJSC ADR	323,312	26,143,008
Magnit PJSC GDR	191,527	2,870,990
Mail.Ru Group, Ltd. GDR (a)	47,795	1,094,506
Mechel PJSC ADR (a)	198,309	343,075
MMC Norilsk Nickel PJSC ADR	587,732	18,325,484
Mobile TeleSystems PJSC ADR	696,250	5,806,725
Novatek PJSC GDR	92,926	18,352,885
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR (b)	43,676	1,392,391
Novorossiysk Commercial Sea Port PJSC GDR	2,522	19,186
See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Novorossiysk Commercial Sea Port PJSC GDR (b)	64,717	$ 492,328
Polymetal International PLC	148,860	2,915,400
Rosneft Oil Co. PJSC GDR (b)	1,535,412	11,610,786
Rostelecom PJSC ADR (b)	123,648	1,047,298
Sberbank of Russia PJSC ADR (f)	1,137,078	17,516,687
Sberbank of Russia PJSC ADR (f)	823,888	12,696,114
Severstal PAO GDR (b)	543,374	10,965,287
Sistema PJSC FC GDR (b)	180,742	1,633,908
Surgutneftegas PJSC ADR	1,199,765	5,386,945
Tatneft PJSC ADR (f)	264,617	12,553,430
Tatneft PJSC ADR (b)(f)	1,402	65,656
TCS Group Holding PLC GDR	40,059	2,323,422
VEON, Ltd. ADR (a)	531,565	940,870
VTB Bank PJSC GDR	2,714,556	2,958,866
X5 Retail Group NV GDR	50,389	1,624,541
Yandex NV Class A (a)	208,319	13,344,915
		202,673,332
SAUDI ARABIA — 3.1%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	226,704	1,395,139
Abdullah Al Othaim Markets Co.	48,721	1,642,047
Advanced Petrochemical Co.	34,935	679,996
Al Hammadi Co. for Development and Investment (a)	139,306	1,079,042
Al Jouf Agricultural Development Co.	39,683	866,584
Al Khaleej Training and Education Co.	346,971	2,311,043
Al Rajhi Bank	693,449	18,268,121
Al Rajhi Co. for Co-operative Insurance (a)	10,093	237,362
Al Rajhi REIT	275,273	733,249
Aldrees Petroleum and Transport Services Co.	25,303	480,368
Al-Etihad Cooperative Insuarnce Co. (a)	216,557	1,390,436
Almarai Co. JSC	81,105	1,124,536
Alujain Holding (a)	47,899	621,982
Arabian Cement Co.	35,550	412,336
AXA Cooperative Insurance Co. (a)	113,883	1,193,367
Bank AlBilad	143,816	1,349,809
Banque Saudi Fransi	287,149	2,553,439
Basic Chemical Industries, Ltd. (a)	189,535	2,064,448
Batic Investments and Logistic Co. (a)	151,421	1,538,273
Bawan Co.	236,289	2,050,770
Bupa Arabia for Cooperative Insurance Co. (a)	20,483	653,202
Buruj Cooperative Insurance Co. (a)	119,072	906,438
City Cement Co.	66,829	462,407
Co. for Cooperative Insurance (a)	25,175	526,941
See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dallah Healthcare Co.	78,417	$ 1,101,903
Dar Al Arkan Real Estate Development Co. (a)	193,649	475,035
Derayah REIT	269,497	866,610
Dr Sulaiman Al Habib Medical Services Group Co.	45,748	1,512,573
Dur Hospitality Co.	131,976	1,094,404
Eastern Province Cement Co.	99,975	1,383,506
Etihad Etisalat Co. (a)	222,623	1,754,082
Fawaz Abdulaziz Al Hokair & Co. (a)	34,227	205,523
Fitaihi Holding Group	566,409	4,727,123
Hail Cement Co.	88,217	409,283
Herfy Food Services Co.	38,919	677,637
Jadwa REIT Saudi Fund	127,648	528,236
Jarir Marketing Co.	36,995	1,795,299
Jazan Energy and Development Co. (a)	106,629	605,588
Leejam Sports Co. JSC (a)	52,718	1,017,700
Malath Cooperative Insurance Co. (a)	184,654	1,265,360
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	89,176	548,790
Methanol Chemicals Co. (a)	360,573	1,357,533
Middle East Healthcare Co. (a)	44,434	417,043
Mobile Telecommunications Co. (a)	459,216	1,836,668
Mouwasat Medical Services Co.	54,496	2,281,323
Musharaka Real Estate Income Fund REIT	218,441	585,942
Najran Cement Co.	80,112	490,874
Nama Chemicals Co. (a)	106,165	1,023,321
National Co. for Glass Manufacturing (a)	315,258	3,127,026
National Co. for Learning & Education	166,293	2,103,936
National Commercial Bank	897,566	12,708,179
National Gas & Industrialization Co. (a)	24,796	214,545
National Medical Care Co.	69,857	998,383
National Petrochemical Co.	23,603	272,507
Qassim Cement Co.	61,287	1,390,658
Red Sea International Co. (a)	174,069	1,267,087
Riyad Bank	970,524	5,806,996
Riyad REIT Fund	117,303	273,365
SABIC Agri-Nutrients Co.	97,888	2,568,307
Sahara International Petrochemical Co.	124,887	735,922
Samba Financial Group (a)	538,658	5,529,632
Saudi Advanced Industries Co.	425,002	4,663,191
Saudi Airlines Catering Co. (a)	7,974	161,589
Saudi Arabian Amiantit Co. (a)	96,773	695,401
Saudi Arabian Mining Co. (a)	203,046	3,085,970
Saudi Arabian Oil Co. (c)	847,336	8,133,558
See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Saudi Automotive Services Co.	322,021	$ 2,910,759
Saudi Basic Industries Corp.	506,408	15,852,256
Saudi British Bank	42,995	302,079
Saudi Cement Co.	51,604	913,637
Saudi Ceramic Co. (a)	214,216	2,384,684
Saudi Chemical Co. Holding (a)	161,914	1,534,781
Saudi Co. For Hardware CJSC	40,845	648,005
Saudi Electricity Co.	338,812	2,122,995
Saudi Industrial Investment Group	43,719	378,858
Saudi Industrial Services Co.	159,380	1,636,127
Saudi Kayan Petrochemical Co. (a)	77,487	329,336
Saudi Pharmaceutical Industries & Medical Appliances Corp.	131,979	1,449,855
Saudi Printing & Packaging Co. (a)	92,823	607,864
Saudi Public Transport Co. (a)	283,507	1,961,659
Saudi Re for Cooperative Reinsurance Co. (a)	623,826	2,458,444
Saudi Research & Marketing Group (a)	26,468	549,770
Saudi Telecom Co.	423,557	14,320,347
Saudi Vitrified Clay Pipe Co., Ltd.	34,157	936,257
Saudia Dairy & Foodstuff Co.	11,261	497,233
Savola Group	95,175	997,328
Southern Province Cement Co.	67,078	1,573,929
Tabuk Cement Co. (a)	153,358	811,280
Takween Advanced Industries Co. (a)	376,832	1,754,343
Umm Al-Qura Cement Co.	332,852	2,698,032
United Electronics Co.	46,283	1,295,786
United International Transportation Co.	74,009	866,306
Walaa Cooperative Insurance Co. (a)	68,859	430,736
Yamama Cement Co.	71,641	633,239
Yanbu Cement Co.	90,460	1,040,782
Yanbu National Petrochemical Co.	96,444	1,779,524
		191,915,174
SINGAPORE — 0.0% (d)
Aslan Pharmaceuticals, Ltd. ADR (a)(b)	32,379	108,470
Grindrod Shipping Holdings, Ltd. (a)	20,023	141,620
Guan Chong Bhd	2,647,000	2,004,481
Riverstone Holdings, Ltd. (b)	451,700	413,509
		2,668,080
SOUTH AFRICA — 4.2%
Absa Group, Ltd.	484,851	4,140,175
Adcock Ingram Holdings, Ltd.	143,215	427,814
Adcorp Holdings, Ltd. (a)	545,067	228,861
See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
African Rainbow Minerals, Ltd. (b)	149,437	$ 2,814,521
Alexander Forbes Group Holdings, Ltd.	629,839	174,881
Allied Electronics Corp., Ltd. Class A	157,701	106,798
Anglo American Platinum, Ltd.	40,881	5,958,320
ArcelorMittal South Africa, Ltd. (a)	209,949	37,252
Ascendis Health, Ltd. (a)	106,448	3,604
Aspen Pharmacare Holdings, Ltd. (a)	326,872	3,195,614
Astral Foods, Ltd.	20,445	202,744
Aveng, Ltd. (a)(b)	1,488,407	4,032
Barloworld, Ltd. (a)	280,213	1,713,016
Bid Corp., Ltd. (a)	141,648	2,743,604
Bidvest Group, Ltd. (b)	344,788	3,978,561
Blue Label Telecoms, Ltd. (a)	1,412,261	399,780
Capitec Bank Holdings, Ltd. (a)	47,252	4,543,488
Clicks Group, Ltd.	66,903	1,089,206
Coronation Fund Managers, Ltd.	728,993	2,705,414
Curro Holdings, Ltd. (a)(b)	170,538	125,771
Discovery, Ltd. (a)	417,326	3,746,996
EOH Holdings, Ltd. (a)	132,046	66,353
FirstRand, Ltd. (b)	4,366,369	15,263,995
Foschini Group, Ltd. (a)	408,547	3,397,307
Gold Fields, Ltd.	702,999	6,546,645
Grindrod, Ltd. (a)(b)	1,340,226	435,661
Group Five, Ltd. (e)	219,472	—
Growthpoint Properties, Ltd. REIT	1,140,850	1,019,841
Harmony Gold Mining Co., Ltd. (a)(b)	325,012	1,377,855
Impala Platinum Holdings, Ltd. (b)	576,846	10,693,308
Imperial Logistics, Ltd.	266,295	853,370
Investec, Ltd.	294,301	862,399
Invicta Holdings, Ltd. (a)(b)	318,531	438,981
Kumba Iron Ore, Ltd. (b)	57,383	2,364,687
Lewis Group, Ltd.	332,878	692,301
Life Healthcare Group Holdings, Ltd. (a)	172,237	215,788
Massmart Holdings, Ltd. (a)(b)	230,321	857,879
Momentum Metropolitan Holdings (b)	1,290,418	1,521,455
Motus Holdings, Ltd. (b)	175,057	1,020,615
Mr. Price Group, Ltd.	236,689	3,103,385
MTN Group, Ltd. (b)	1,363,036	8,016,909
MultiChoice Group, Ltd.	391,750	3,421,056
Murray & Roberts Holdings, Ltd. (a)	471,144	345,551
Naspers, Ltd. Class N	323,458	77,362,895
Nedbank Group, Ltd.	364,172	3,452,744
See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Net 1 UEPS Technologies, Inc. (a)(b)	43,378	$ 242,917
Netcare, Ltd. (a)	2,433,263	2,348,193
Ninety One, Ltd.	130,939	425,638
Northam Platinum, Ltd. (a)	334,349	5,827,800
Old Mutual, Ltd. (b)	2,295,131	1,941,755
PPC, Ltd. (a)	1,376,326	223,698
PSG Group, Ltd.	308,556	1,476,513
Rand Merchant Investment Holdings, Ltd.	1,287,098	2,669,859
Remgro, Ltd.	685,073	4,825,030
Sanlam, Ltd.	1,639,259	6,608,657
Sappi, Ltd. (a)	409,868	1,275,993
Sasol, Ltd. (a)	449,663	6,446,705
Shoprite Holdings, Ltd.	434,293	4,621,086
Sibanye Stillwater, Ltd.	1,918,603	8,445,556
Standard Bank Group, Ltd.	1,053,603	8,949,694
Steinhoff International Holdings NV (a)(b)	2,439,418	386,573
Sun International, Ltd. (a)	446,436	415,409
Telkom SA SOC, Ltd.	380,178	1,090,618
Tiger Brands, Ltd. (b)	220,773	3,150,963
Truworths International, Ltd.	574,730	1,862,022
Vodacom Group, Ltd.	508,392	4,347,046
Wilson Bayly Holmes-Ovcon, Ltd. (a)	132,678	879,833
Woolworths Holdings, Ltd. (a)	1,183,458	3,963,227
		254,096,217
SWITZERLAND — 0.0% (d)
Mediclinic International PLC (a)	176,720	695,929
TAIWAN — 15.7%
Accton Technology Corp.	291,000	2,814,846
Acer, Inc.	4,113,701	4,534,255
Adimmune Corp. (a)	546,505	1,093,661
Advanced Ceramic X Corp.	4,000	80,048
Advanced Wireless Semiconductor Co.	13,688	74,837
Advancetek Enterprise Co., Ltd.	3,855,996	2,419,035
Advantech Co., Ltd.	29,048	360,389
AGV Products Corp. (a)	6,908,415	2,188,766
Airmate Cayman International Co., Ltd.	11,220	10,519
Alchip Technologies, Ltd.	34,000	1,072,442
AP Memory Technology Corp.	26,000	792,766
APCB, Inc.	1,377,000	1,054,479
Applied BioCode Corp. (a)	37,000	62,114
Arcadyan Technology Corp.	37,169	151,109
See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ASE Technology Holding Co., Ltd.	4,019,058	$ 15,142,072
ASMedia Technology, Inc.	12,000	626,643
ASPEED Technology, Inc.	10,000	604,563
Asustek Computer, Inc.	1,001,474	13,074,302
AU Optronics Corp. ADR (a)(b)	969,717	7,272,879
Audix Corp.	1,009,657	1,910,822
Bank of Kaohsiung Co., Ltd.	2,901,557	1,062,674
Basso Industry Corp.	2,501,905	4,121,177
Biostar Microtech International Corp. (a)	2,241,000	2,411,198
Bizlink Holding, Inc.	29,000	270,354
C Sun Manufacturing, Ltd.	1,375,000	2,342,025
Career Technology MFG. Co., Ltd.	102,958	131,345
Carnival Industrial Corp.	1,232,984	514,229
Catcher Technology Co., Ltd.	969,644	7,187,457
Cathay Financial Holding Co., Ltd.	7,043,136	11,836,062
Cathay No. 1 REIT	1,361,000	891,020
Center Laboratories, Inc.	882,475	2,115,490
Chailease Holding Co., Ltd.	1,374,817	9,492,130
Champion Building Materials Co., Ltd. (a)	1,374,000	436,282
Chang Hwa Commercial Bank, Ltd.	12,516,950	7,698,892
Chang Wah Electromaterials, Inc.	74,310	106,127
Charoen Pokphand Enterprise	1,582,373	4,248,056
Chen Full International Co., Ltd.	12,000	19,472
Cheng Loong Corp.	1,308,000	1,599,874
Cheng Shin Rubber Industry Co., Ltd.	130,850	221,041
Chieftek Precision Co., Ltd.	34,100	148,193
Chilisin Electronics Corp.	66,150	250,384
China Airlines, Ltd. (a)	2,768,000	1,479,410
China Chemical & Pharmaceutical Co., Ltd.	2,683,000	2,172,127
China Development Financial Holding Corp.	17,426,945	6,413,028
China Steel Chemical Corp.	1,309,595	4,933,987
China Steel Corp.	11,030,451	10,012,571
Chipbond Technology Corp.	66,000	179,729
Chong Hong Construction Co., Ltd.	7,717	22,421
Chroma ATE, Inc.	110,000	726,702
Chung Hwa Pulp Corp. (a)	2,755,794	1,274,892
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	935,712
Chunghwa Telecom Co., Ltd.	3,916,842	15,306,063
CMC Magnetics Corp.	1,235,656	437,393
Compal Electronics, Inc.	6,904,774	6,461,202
Concraft Holding Co., Ltd.	15,650	43,056
Coxon Precise Industrial Co., Ltd. (a)	10,000	5,590
See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CTBC Financial Holding Co., Ltd.	19,310,527	$ 14,956,810
Cub Elecparts, Inc.	3,000	25,497
Da-Li Development Co., Ltd.	1,689,236	1,844,170
Darfon Electronics Corp.	76,000	126,254
Delta Electronics, Inc.	1,385,463	13,984,276
Dimerco Express Corp.	884,910	2,552,416
E Ink Holdings, Inc.	108,000	208,559
E.Sun Financial Holding Co., Ltd.	4,720,955	4,318,401
Eclat Textile Co., Ltd.	29,854	502,223
Egis Technology, Inc.	43,000	260,716
EirGenix, Inc. (a)	51,000	200,189
Elan Microelectronics Corp.	9,400	64,406
Elite Advanced Laser Corp.	12,672	29,312
Elite Material Co., Ltd.	13,000	76,999
Elite Semiconductor Microelectronics Technology, Inc.	1,549,750	5,648,687
eMemory Technology, Inc.	16,000	495,146
Energenesis Biomedical Co., Ltd. (a)	16,633	30,663
ENNOSTAR, Inc. (a)	564,590	1,624,534
Episil Holdings, Inc. (a)	144,000	300,284
Episil-Precision, Inc.	66,998	166,949
Etron Technology, Inc. (a)	7,296	5,894
Eva Airways Corp.	1,525,110	839,177
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,485,000	2,368,048
Excelliance Mos Corp.	35,000	208,530
Excelsior Medical Co., Ltd.	77,848	160,427
Far Eastern New Century Corp.	7,829,376	8,286,796
Feng TAY Enterprise Co., Ltd.	152,985	1,045,529
First Financial Holding Co., Ltd.	1,885,900	1,467,318
FIT Hon Teng, Ltd. (a)(b)(c)	69,000	21,656
Flytech Technology Co., Ltd.	8,854	20,822
Formosa Chemicals & Fibre Corp.	4,072,243	12,502,313
Formosa Petrochemical Corp.	320,000	1,085,620
Formosa Plastics Corp.	5,404,714	19,131,396
Founding Construction & Development Co., Ltd.	3,309,059	1,919,354
Foxconn Technology Co., Ltd.	1,444,223	3,674,713
Fubon Financial Holding Co., Ltd.	8,051,359	16,027,659
Fullerton Technology Co., Ltd.	1,227,000	784,802
Fwusow Industry Co., Ltd.	1,430,830	1,100,716
General Interface Solution Holding, Ltd.	38,000	167,140
GeneReach Biotechnology Corp. (a)	17,000	69,411
Genius Electronic Optical Co., Ltd.	22,665	384,462
Giant Manufacturing Co., Ltd.	84,302	1,016,363
See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Global Unichip Corp.	23,000	$ 321,225
Globalwafers Co., Ltd.	133,000	3,495,952
Gongwin Biopharm Holdings Co., Ltd. (a)	4,520	30,178
Grape King Bio, Ltd.	73,664	469,872
Great Wall Enterprise Co., Ltd.	1,359,615	2,601,724
HannStar Display Corp. (a)	1,453,500	784,492
Himax Technologies, Inc. ADR (a)	71,498	975,948
Hiwin Technologies Corp.	60,757	857,067
Hocheng Corp. (a)	3,916,000	1,420,482
Holy Stone Enterprise Co., Ltd.	57,000	259,699
Hon Hai Precision Industry Co., Ltd.	10,296,981	44,749,085
Hong TAI Electric Industrial	2,605,000	2,223,101
Hota Industrial Manufacturing Co., Ltd.	10,279	41,789
Hotai Motor Co., Ltd.	164,433	3,388,589
HTC Corp. (a)	1,372,198	1,483,626
Hua Nan Financial Holdings Co., Ltd.	14,126,906	9,233,757
Hung Sheng Construction, Ltd.	1,043,032	720,139
Ibase Technology, Inc.	2,672,222	3,563,525
Innolux Corp.	5,513,820	4,077,440
International Games System Co., Ltd.	18,000	478,814
Iron Force Industrial Co., Ltd.	6,000	16,507
Janfusun Fancyworld Corp. (a)	806,112	77,410
KEE TAI Properties Co., Ltd.	1,360,000	476,641
Kenda Rubber Industrial Co., Ltd.	4,956	7,660
Kerry TJ Logistics Co., Ltd.	1,371,000	2,123,794
Kindom Development Co., Ltd.	1,314,000	1,821,354
Kung Long Batteries Industrial Co., Ltd.	9,000	46,683
Kuoyang Construction Co., Ltd.	822,734	1,150,495
Kwong Fong Industries Corp. (a)	55,776	21,991
Land Mark Optoelectronics Corp.	14,600	138,156
Largan Precision Co., Ltd.	49,000	5,512,564
Laser Tek Taiwan Co., Ltd.	89,000	101,530
Leatec Fine Ceramics Co., Ltd. (a)	139,000	126,173
Leofoo Development Co., Ltd. (a)	1,372,154	969,015
Li Cheng Enterprise Co., Ltd.	11,362	10,254
Lite-On Technology Corp.	4,073,265	8,965,095
Long Bon International Co., Ltd. (a)	9,020	4,853
Longchen Paper & Packaging Co., Ltd.	3,186,902	2,792,295
Lotes Co., Ltd.	4,000	70,024
Lotus Pharmaceutical Co., Ltd. (a)	27,000	73,525
Machvision, Inc.	15,597	155,516
Macroblock, Inc.	30,000	112,501
See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Macronix International Co., Ltd.	520,221	$ 808,601
Makalot Industrial Co., Ltd.	4,671	40,353
MediaTek, Inc.	1,274,595	43,286,109
Medigen Biotechnology Corp. (a)	114,248	263,067
Medigen Vaccine Biologics Corp. (a)	36,386	368,540
Mega Financial Holding Co., Ltd.	8,270,333	9,246,263
Merida Industry Co., Ltd.	19,100	233,621
Merry Electronics Co., Ltd.	13,571	63,258
Microbio Co., Ltd. (a)	160,000	384,677
Micro-Star International Co., Ltd.	125,000	762,275
momo.com, Inc.	2,000	69,393
Mosel Vitelic, Inc. (a)	759	1,044
Motech Industries, Inc. (a)	122,000	166,327
Namchow Holdings Co., Ltd.	1,370,000	2,283,093
Nan Ya Plastics Corp.	5,524,486	15,450,671
Nan Ya Printed Circuit Board Corp.	57,000	707,181
Nanya Technology Corp.	891,982	2,872,924
National Petroleum Co., Ltd.	2,643,468	4,678,622
New Era Electronics Co., Ltd.	70,000	67,834
Newmax Technology Co., Ltd. (a)	75,654	151,663
Nexcom International Co., Ltd.	1,388,638	1,250,762
Novatek Microelectronics Corp.	833,296	16,792,668
OBI Pharma, Inc. (a)	49,664	261,087
Oneness Biotech Co., Ltd. (a)	137,000	1,269,986
Pacific Hospital Supply Co., Ltd.	74,782	193,422
Pan Jit International, Inc.	99,900	187,315
Parade Technologies, Ltd.	30,000	1,287,982
PChome Online, Inc.	3,519	10,680
Pegatron Corp.	1,372,686	3,564,856
PharmaEngine, Inc.	13,000	32,941
PharmaEssentia Corp. (a)	20,000	67,991
Pharmally International Holding Co., Ltd. (a)(e)	23,076	22,888
Phytohealth Corp. (a)	10,540	10,232
Pihsiang Machinery Manufacturing Co., Ltd. (e)	51,000	—
Polaris Group/Tw (a)	233,746	447,290
Pou Chen Corp.	5,331,462	6,166,132
Powertech Technology, Inc.	1,384,285	5,118,357
President Chain Store Corp.	125,000	1,191,603
Promate Electronic Co., Ltd.	1,374,000	1,921,375
ProMOS Technologies, Inc. (e)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	122,833
Quanta Computer, Inc.	3,230,975	11,097,170
See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Radiant Opto-Electronics Corp.	51,000	$ 227,000
Realtek Semiconductor Corp.	287,000	4,968,913
Ritek Corp. (a)	173,938	64,008
Sampo Corp.	3,614,600	3,882,785
Senhwa Biosciences, Inc. (a)	8,000	49,066
Sensortek Technology Corp.	4,000	104,861
Sesoda Corp.	1,600,652	1,380,018
Shanghai Commercial & Savings Bank, Ltd.	1,149,000	1,689,291
Shih Wei Navigation Co., Ltd. (a)	1,513,221	954,613
Shin Kong Financial Holding Co., Ltd.	7,059,755	2,263,932
Silicon Motion Technology Corp. ADR	19,411	1,152,819
Simplo Technology Co., Ltd.	3,000	39,007
Sinbon Electronics Co., Ltd.	131,710	1,218,639
Sino-American Silicon Products, Inc.	168,000	995,058
Sinon Corp.	2,750,000	2,226,369
SinoPac Financial Holdings Co., Ltd.	17,973,165	8,094,318
Sinphar Pharmaceutical Co., Ltd.	933,830	1,026,025
Solar Applied Materials Technology Co.	1,451,974	2,305,205
Stark Technology, Inc.	1,229,747	3,047,107
Supreme Electronics Co., Ltd.	4,063,818	6,095,798
TA Chen Stainless Pipe	50,000	54,936
Ta Ya Electric Wire & Cable	4,413,868	3,062,930
TA-I Technology Co., Ltd.	60,000	168,437
TaiMed Biologics, Inc. (a)	80,000	217,853
Taimide Tech, Inc.	61,950	125,928
Tainan Enterprises Co., Ltd.	1,079,589	690,516
Taishin Financial Holding Co., Ltd.	17,806,347	8,362,424
Taisun Enterprise Co., Ltd.	2,830,000	2,975,502
Taiwan Cement Corp.	7,970,727	13,073,635
Taiwan Chinsan Electronic Industrial Co., Ltd. (a)	79,983	144,364
Taiwan Cogeneration Corp.	1,311,000	1,785,033
Taiwan Cooperative Financial Holding Co., Ltd.	1,757,150	1,302,482
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	54,169
Taiwan FU Hsing Industrial Co., Ltd.	1,303,000	2,162,305
Taiwan Land Development Corp. (a)	4,163,750	1,056,515
Taiwan Mobile Co., Ltd.	269,000	925,798
Taiwan Paiho, Ltd.	1,211,433	3,451,775
Taiwan Sakura Corp.	1,398,726	2,872,651
Taiwan Semiconductor Manufacturing Co., Ltd.	13,931,560	286,609,390
Taiwan Surface Mounting Technology Corp.	62,000	254,232
Taiwan TEA Corp. (a)	2,687,913	1,643,854
Taiwan Union Technology Corp.	260,612	1,091,478
See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Taiyen Biotech Co., Ltd.	1,364,500	$ 1,623,551
Tanvex BioPharma, Inc. (a)	21,000	65,503
TCI Co., Ltd.	28,724	217,446
Teapo Electronic Corp.	48,300	198,901
TPK Holding Co., Ltd. (a)	8,000	14,075
Transasia Airways Corp. (e)	361,784	—
Tripod Technology Corp.	1,196,923	5,893,796
TrueLight Corp. (a)	9,100	12,980
TSEC Corp. (a)	24,000	39,071
Tul Corp. (a)	48,000	256,545
Tung Thih Electronic Co., Ltd. (a)	8,000	84,674
Unimicron Technology Corp.	520,000	1,667,543
Uni-President Enterprises Corp.	2,750,993	7,038,254
United Microelectronics Corp. ADR (b)	1,831,281	16,682,970
United Renewable Energy Co., Ltd. (a)	200,295	105,297
Unity Opto Technology Co., Ltd. (a)(e)	12,759	921
Vanguard International Semiconductor Corp.	524,000	1,983,388
Ve Wong Corp.	1,116,340	1,494,557
Via Technologies, Inc. (a)	91,000	169,989
Visual Photonics Epitaxy Co., Ltd.	310,151	1,288,084
Voltronic Power Technology Corp.	41,000	1,587,811
Wafer Works Corp.	177,000	261,781
Walsin Lihwa Corp.	179,000	119,195
Walsin Technology Corp.	100,000	874,426
Wan Hai Lines, Ltd.	125,000	241,387
Wei Chuan Foods Corp.	1,298,000	980,335
Wei Mon Industry Co., Ltd. (e)	240,450	—
Weikeng Industrial Co., Ltd.	1,445,199	1,066,184
Win Semiconductors Corp.	161,000	2,206,252
Winbond Electronics Corp.	1,324,670	1,369,564
WinWay Technology Co., Ltd.	5,025	67,451
Wistron Corp.	4,107,476	4,822,502
Wiwynn Corp.	28,733	848,909
XinTec, Inc. (a)	3,000	19,031
Yageo Corp.	228,858	4,435,512
Young Optics, Inc. (a)	43,000	131,563
Yuanta Financial Holding Co., Ltd.	2,374,400	1,872,358
Yulon Finance Corp.	10,890	48,471
Zeng Hsing Industrial Co., Ltd.	70,350	403,120
Zenitron Corp.	2,762,000	2,691,045
Zhen Ding Technology Holding, Ltd.	39,000	164,704
		958,346,360
See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	337,787	$ 7,362,287
THAILAND — 2.1%
Advanced Info Service PCL	1,552,542	8,619,713
Airports of Thailand PCL	3,670,000	8,103,360
Asset World Corp. PCL	7,200	1,175
Asset World Corp. PCL	469,300	76,590
B Grimm Power PCL	235,500	344,772
Bangkok Commercial Asset Management PCL	153,686	106,720
Bangkok Dusit Medical Services PCL Class F	1,097,900	758,869
Bangkok Expressway & Metro PCL (b)	25,076,639	7,021,459
Bangkok Land PCL	14,982,500	565,739
Bank of Ayudhya PCL	536,000	643,200
Banpu PCL (b)	4,602,960	1,855,913
Beauty Community PCL (a)	1,111,200	64,716
BEC World PCL (a)	553,400	171,775
Berli Jucker PCL	79,000	99,224
Berli Jucker PCL	2,400	3,014
BTS Group Holdings PCL	690,500	213,226
Bumrungrad Hospital PCL	139,500	607,104
Central Pattana PCL	1,104,000	2,057,856
Central Plaza Hotel PCL (a)	826,700	965,586
Central Retail Corp. PCL (a)(b)	1,085,900	1,294,393
CH Karnchang PCL (a)	138,248	79,188
Charoen Pokphand Foods PCL	414,300	391,099
CP ALL PCL (a)	3,810,300	8,443,625
CPN Retail Growth Leasehold REIT	262,400	175,493
Delta Electronics Thailand PCL	1,200	11,136
Electricity Generating PCL	723,073	4,292,161
Energy Absolute PCL (b)	1,673,300	3,319,827
Global Power Synergy PCL Class F	194,500	479,248
Gulf Energy Development PCL	2,645,720	2,836,212
Hana Microelectronics PCL	60,700	107,318
Indorama Ventures PCL	651,100	927,166
Intouch Holdings PCL	2,400	4,454
Intouch Holdings PCL Class F	116,300	215,853
IRPC PCL	17,369,958	2,067,720
Jasmine International PCL (b)	5,750,441	537,321
JMT Network Services PCL Class F	26,600	39,581
Kasikornbank PCL	1,239,600	5,791,411
KCE Electronics PCL	43,900	78,669
Krung Thai Bank PCL	963,100	375,994
See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Land & Houses PCL	1,506,400	$ 412,151
Minor International PCL (a)	690,528	718,149
Muangthai Capital PCL (a)	244,500	553,548
Pruksa Holding PCL	552,900	226,468
PTT Exploration & Production PCL	1,767,772	6,448,832
PTT Global Chemical PCL	560,500	1,125,484
PTT PCL	9,510,860	12,478,248
Quality Houses PCL	5,138,883	404,533
Sansiri PCL	5,329,933	184,203
Siam Cement PCL	642,450	8,202,802
Siam Commercial Bank PCL	2,117,500	7,555,240
Siam Future Development PCL	4,524,175	904,835
Siam Makro PCL	51,700	62,867
Sri Trang Agro-Industry PCL	397,500	594,660
Sri Trang Gloves Thailand PCL (b)	1,058,000	1,388,096
Srisawad Corp. PCL	288,700	787,574
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,802,066	899,591
Thai Airways International PCL (a)	1,250,900	163,318
Thai Beverage PCL	8,365,800	4,607,541
Thai Oil PCL	1,723,895	3,351,252
Thaicom PCL	829,600	258,835
Tisco Financial Group PCL	1,797,618	5,594,187
TMB Bank PCL	80,644,394	3,174,163
Total Access Communication PCL	134,800	141,270
True Corp. PCL (b)	10,605,410	1,153,868
TTCL PCL (a)	140,300	27,611
U City PCL Class F (a)	1,791,350	55,604
VGI PCL (f)	222,800	51,690
VGI PCL (f)	4,800	1,114
		125,275,614
TURKEY — 0.5%
Akbank T.A.S.	2,643,968	1,498,288
Anadolu Efes Biracilik Ve Malt Sanayii A/S	464,117	1,182,128
Aselsan Elektronik Sanayi Ve Ticaret A/S	256,367	463,095
Bera Holding A/S (a)	344,667	1,017,811
BIM Birlesik Magazalar A/S	272,799	2,327,094
Coca-Cola Icecek A/S	9,674	80,419
Dogan Sirketler Grubu Holding A/S	3,150,998	1,229,751
EGE Endustri VE Ticaret A/S	166	31,671
Enka Insaat ve Sanayi A/S	163,449	156,413
Eregli Demir ve Celik Fabrikalari TAS	1,708,648	3,150,457
See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Ford Otomotiv Sanayi A/S	92,327	$ 2,156,388
Gubre Fabrikalari TAS (a)	34,511	304,819
Haci Omer Sabanci Holding A/S	1,151,777	1,196,832
Izmir Demir Celik Sanayi A/S (a)	98,482	30,224
KOC Holding A/S	1,728,841	4,054,590
Logo Yazilim Sanayi Ve Ticaret A/S (a)	11,326	212,801
Migros Ticaret A/S (a)	17,969	75,990
MLP Saglik Hizmetleri AS (a)(c)	75,505	188,301
Nuh Cimento Sanayi A/S	7,910	56,102
Otokar Otomotiv Ve Savunma Sanayi A/S	1,138	49,899
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	34,258	126,911
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	94,289	119,738
Sok Marketler Ticaret AS (a)	16,067	22,791
Tofas Turk Otomobil Fabrikasi A/S	13,133	52,524
Turk Hava Yollari AO (a)	567,104	873,654
Turk Telekomunikasyon A/S	23,203	19,008
Turkcell Iletisim Hizmetleri A/S	992,731	1,795,642
Turkiye Garanti Bankasi A/S (a)	2,492,156	2,014,502
Turkiye Halk Bankasi A/S (a)	221,098	115,408
Turkiye Is Bankasi A/S Class C (a)	2,694,297	1,569,130
Turkiye Petrol Rafinerileri AS (a)	131,880	1,434,128
Turkiye Sigorta A/S (a)	163,892	121,391
Turkiye Vakiflar Bankasi TAO Class D (a)	376,884	157,562
Ulker Biskuvi Sanayi A/S (a)	596,095	1,516,842
Yapi ve Kredi Bankasi A/S (a)	2,674,534	710,947
		30,113,251
UNITED ARAB EMIRATES — 0.7%
Abu Dhabi Commercial Bank PJSC	2,370,809	3,995,292
Abu Dhabi Islamic Bank PJSC	65,580	87,127
Abu Dhabi National Oil Co. for Distribution PJSC	1,676,388	2,049,190
Agthia Group PJSC	78,176	137,702
Air Arabia PJSC (a)	4,493,643	1,541,454
Ajman Bank PJSC (a)	1,755,437	353,654
Al Waha Capital PJSC (a)	842,011	279,666
Aldar Properties PJSC	3,769,867	3,859,004
Arabtec Holding PJSC (a)(e)	504,845	—
Bank of Sharjah (a)	1,135,705	183,350
DAMAC Properties Dubai Co. PJSC (a)	3,124,337	1,020,705
Depa, Ltd. (a)	1,433,551	90,935
Deyaar Development PJSC (a)	2,845,346	203,729
Dubai Financial Market PJSC	1,809,166	507,314
See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Dubai Investments PJSC	1,534,781	$ 676,897
Dubai Islamic Bank PJSC	205,284	254,289
DXB Entertainments PJSC (a)	6,928,123	145,234
Emaar Malls PJSC (a)	913,921	420,491
Emaar Properties PJSC (a)	3,255,276	3,137,274
Emirates NBD Bank PJSC	539,093	1,687,807
Emirates Telecommunications Group Co. PJSC	771,373	4,544,468
Eshraq Investments PJSC (a)	4,331,640	399,773
First Abu Dhabi Bank PJSC	2,926,213	11,631,082
Gulf General Investment Co. (a)(e)	638,957	15,525
Gulf Pharmaceutical Industries PSC (a)	81,764	36,061
Invest bank PSC (a)	76,929	9,425
National Central Cooling Co. PJSC	2,101,136	1,601,672
Network International Holdings PLC (c)	180,376	1,029,305
Orascom Construction PLC (f)	5,586	33,516
Orascom Construction PLC (f)	26,798	150,072
RAK Properties PJSC	3,454,381	493,732
Ras Al Khaimah Ceramics	219,983	106,603
SHUAA Capital PSC (a)	4,669,504	839,027
Union Properties PJSC (a)	1,075,136	78,151
		41,599,526
UNITED STATES — 0.1%
Ideanomics, Inc. (a)(b)	148,233	432,840
IntelliEPI, Inc.	256,000	514,997
JBS SA	529,611	2,841,861
Legend Biotech Corp. ADR (a)(b)	65,331	1,895,906
Newater Technology, Inc. (a)(b)	30,241	100,702
Titan Cement International SA (a)	33,264	625,523
		6,411,829
TOTAL COMMON STOCKS (Cost $5,038,646,499)		6,065,646,264
CONVERTIBLE PREFERRED STOCKS — 0.0% (d)
PHILIPPINES — 0.0% (d)
Cebu Air, Inc. 6.00% 3/29/27 (a)	683,572	573,193
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $534,370)		573,193

See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Zambezi Platinum RF, Ltd. , Preference Shares 10.50% (Cost: $526,881)	104,110	$ 690,248
RIGHTS — 0.0% (d)
BRAZIL — 0.0% (d)
Eternit SA (expiring 4/26/21) (a)	1,389	1,819
PDG Realty SA Empreendimentos e Participacoes (expiring 4/23/21) (a)	422,305	1,497
		3,316
CHILE — 0.0% (d)
Enjoy SA (expiring 4/16/21) (a)	5,082,744	11,589
Sociedad Quimica y Minera de Chile SA (expiring 4/24/21) (a)	16,651	66,695
		78,284
THAILAND — 0.0% (d)
U City PCL (expiring 03/31/21) (a)	4,999,650	43,197
TURKEY — 0.0% (d)
Izmir Demir Celik Sanayi A/S (expiring 04/15/21) (a)	91,021	49,710
TOTAL RIGHTS (Cost $273,266)		174,507
WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
GDEX Bhd, (expiring 01/04/28) (a)	160,612	5,229
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	5,622
		10,851
SINGAPORE — 0.0% (d)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	80,162
THAILAND — 0.0% (d)
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	6,046
TTCL PCL (expiring 6/28/21) (a)	9,560	147
		6,193
TOTAL WARRANTS (Cost $0)		97,206
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.04% (g) (h)	35,477,512	35,477,512
See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	157,040,390	$ 157,040,390
TOTAL SHORT-TERM INVESTMENTS (Cost $192,517,902)		192,517,902
TOTAL INVESTMENTS — 102.6% (Cost $5,232,498,918)		6,259,699,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(161,585,737)
NET ASSETS — 100.0%		$ 6,098,113,583
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.8% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $565,968, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,949,571,962	$115,508,334	$565,968	$6,065,646,264
Convertible Preferred Stocks	573,193	—	—	573,193
Preferred Stocks	690,248	—	—	690,248
Rights	131,310	43,197	—	174,507
Warrants	97,206	—	—	97,206
Short-Term Investments	192,517,902	—	—	192,517,902
TOTAL INVESTMENTS	$6,143,581,821	$115,551,531	$565,968	$6,259,699,320
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	19.5%
Consumer Discretionary	17.7
Information Technology	15.2
Communication Services	10.8
Materials	8.7
Consumer Staples	6.3
Industrials	6.1
Energy	5.2
Health Care	4.7
Real Estate	2.9
Utilities	2.4
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 14,588	$ 14,588	$—	$—	—	$ —	$ —
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,389,634	5,389,634	220,555,198	190,467,320	—	—	35,477,512	35,477,512	2,767
State Street Navigator Securities Lending Portfolio II	54,591,785	54,591,785	505,673,190	403,224,585	—	—	157,040,390	157,040,390	389,778
Total		$59,981,419	$726,242,976	$593,706,493	$—	$—		$192,517,902	$392,545
See accompanying notes to financial statements.
73

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.0% (a)
Globant SA (b)	18,409	$ 3,821,892
AUSTRALIA — 6.7%
Abacus Property Group REIT	165,340	353,867
Afterpay, Ltd. (b)	97,260	7,518,925
AGL Energy, Ltd.	311,916	2,292,558
ALS, Ltd.	222,450	1,640,073
Altium, Ltd.	53,163	1,071,813
Alumina, Ltd.	3,149,015	4,173,298
AMP, Ltd.	1,726,920	1,663,865
Ampol, Ltd.	125,088	2,338,959
Ansell, Ltd.	272,111	8,132,621
APA Group Stapled Security	858,648	6,552,972
Ardent Leisure Group, Ltd. (b)(c)	3,041,209	2,142,612
Aristocrat Leisure, Ltd.	456,818	11,951,582
ASX, Ltd.	94,939	5,137,646
Atlas Arteria, Ltd. Stapled Security	290,236	1,315,297
Aurizon Holdings, Ltd.	1,021,085	3,033,067
AusNet Services	827,087	1,155,960
Australia & New Zealand Banking Group, Ltd.	1,279,561	27,463,598
Avita Medical, Ltd. CDI (b)	602	2,325
Bendigo & Adelaide Bank, Ltd. (c)	274,825	2,105,764
Betmakers Technology Group, Ltd. (b)(c)	7,981,981	6,322,655
BHP Group PLC	873,760	25,249,765
BHP Group, Ltd.	1,227,249	42,343,460
Bigtincan Holdings, Ltd. (b)	369,122	243,188
BlueScope Steel, Ltd.	392,648	5,786,818
Boral, Ltd. (b)	330,571	1,382,269
Brambles, Ltd.	1,242,167	10,009,701
BWP Trust REIT	1,894,167	5,698,635
carsales.com, Ltd.	168,336	2,283,476
Chalice Mining, Ltd.	523,675	2,070,068
Challenger, Ltd.	308,474	1,503,675
Charter Hall Group REIT	203,865	1,999,926
CIMIC Group, Ltd. (b)(c)	55,279	740,596
Cleanaway Waste Management, Ltd.	912,041	1,528,243
Coca-Cola Amatil, Ltd.	293,153	2,998,650
Cochlear, Ltd.	25,499	4,097,314
Coles Group, Ltd.	548,385	6,687,016
Commonwealth Bank of Australia	782,902	51,341,199
Computershare, Ltd. (d)	224,826	2,575,430
See accompanying notes to financial statements.
74

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Computershare, Ltd. (d)	25,359	$ 261,714
Crown Resorts, Ltd. (b)	162,478	1,455,316
CSL, Ltd.	218,880	44,119,789
CSR, Ltd. (c)	1,095,025	4,820,669
De Grey Mining, Ltd. (b)	542,426	406,942
Deterra Royalties, Ltd.	250,994	749,385
Dexus REIT	508,845	3,778,727
Domain Holdings Australia, Ltd. (b)	74,934	239,709
Domino's Pizza Enterprises, Ltd.	28,303	2,074,859
Dubber Corp., Ltd. (b)(c)	945,924	1,275,220
Evolution Mining, Ltd.	675,816	2,100,120
Flight Centre Travel Group, Ltd. (b)(c)	24,448	334,989
Fortescue Metals Group, Ltd.	794,980	12,103,875
Galaxy Resources, Ltd. (b)	219,327	422,638
Glencore PLC (b)	5,462,381	21,422,358
Goodman Group REIT	734,376	10,135,195
GPT Group REIT	817,909	2,865,618
GWA Group, Ltd. (c)	1,030,996	2,245,838
Harvey Norman Holdings, Ltd. (c)	271,515	1,184,961
Iluka Resources, Ltd.	250,994	1,378,333
Incitec Pivot, Ltd. (b)	785,256	1,740,443
Ingenia Communities Group REIT	715,022	2,755,658
Insurance Australia Group, Ltd.	1,927,249	6,869,721
JB Hi-Fi, Ltd.	50,807	2,003,739
Kogan.com, Ltd. (c)	67,568	617,558
LendLease Corp., Ltd. Stapled Security	261,798	2,576,228
Liontown Resources, Ltd. (b)(c)	1,105,099	357,722
LIVETILES, Ltd. (b)(c)	3,738,731	612,235
Mach7 Technologies, Ltd. (b)(c)	285,245	285,693
Macquarie Group, Ltd.	184,733	21,503,470
Magellan Financial Group, Ltd.	62,966	2,166,265
Medibank Pvt, Ltd.	1,277,105	2,723,580
Megaport, Ltd. (b)	98,922	835,564
Mesoblast, Ltd. (b)(c)	331,162	547,338
Mineral Resources, Ltd.	69,623	2,016,138
Mirvac Group REIT	1,757,997	3,347,446
National Australia Bank, Ltd.	1,296,645	25,677,332
Newcrest Mining, Ltd.	403,929	7,512,875
NEXTDC, Ltd. (b)	194,766	1,545,740
nib holdings, Ltd.	203,021	808,720
Nine Entertainment Co. Holdings, Ltd.	222,655	469,751
Northern Star Resources, Ltd.	518,186	3,741,532
See accompanying notes to financial statements.
75

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Oil Search, Ltd.	604,917	$ 1,889,014
Orica, Ltd.	141,517	1,503,621
Origin Energy, Ltd.	1,044,086	3,729,620
Orora, Ltd.	699,671	1,620,029
OZ Minerals, Ltd.	223,872	3,894,497
Perpetual, Ltd. (c)	140,329	3,526,023
Pilbara Minerals, Ltd. (b)	771,252	613,858
PointsBet Holdings, Ltd. (b)	337,476	3,187,279
PolyNovo, Ltd. (b)(c)	672,506	1,388,100
Qantas Airways, Ltd. (b)	469,574	1,820,444
QBE Insurance Group, Ltd.	629,107	4,609,513
Qube Holdings, Ltd.	849,624	1,934,877
Ramsay Health Care, Ltd.	59,884	3,055,913
REA Group, Ltd. (c)	24,014	2,592,462
Redbubble, Ltd. (b)	239,529	914,011
Rio Tinto PLC	470,739	36,046,074
Rio Tinto, Ltd.	180,544	15,229,381
Santos, Ltd.	1,163,765	6,293,309
Scentre Group REIT	2,424,259	5,206,952
SEEK, Ltd. (b)	164,183	3,565,175
Silver Mines, Ltd. (b)(c)	3,451,692	552,086
Sonic Healthcare, Ltd.	283,883	7,587,142
South32, Ltd. (d)	816,781	1,758,661
South32, Ltd. (d)	1,467,039	3,139,810
Spark Infrastructure Group Stapled Security (c)	812,222	1,342,425
Splitit, Ltd. (b)	518,368	292,163
Stockland REIT	1,154,572	3,869,271
Suncorp Group, Ltd.	579,390	4,368,795
Sydney Airport Stapled Security (b)	614,406	2,896,687
Tabcorp Holdings, Ltd.	1,558,798	5,556,370
Telix Pharmaceuticals, Ltd. (b)	107,114	349,177
Telstra Corp., Ltd.	2,011,213	5,208,257
Temple & Webster Group, Ltd. (b)	127,765	885,541
TPG TELECOM, Ltd.	108,854	524,812
Transurban Group Stapled Security	1,167,388	11,843,359
Treasury Wine Estates, Ltd.	580,723	4,577,884
TUAS, Ltd. (b)	54,368	27,744
Vicinity Centres REIT	1,514,882	1,909,555
Wesfarmers, Ltd.	548,399	21,999,632
West African Resources, Ltd. (b)(c)	518,944	302,369
Westpac Banking Corp.	1,557,164	28,950,601
Whispir, Ltd. (b)(c)	362,365	932,864
See accompanying notes to financial statements.
76

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
WiseTech Global, Ltd.	64,343	$ 1,423,649
Woodside Petroleum, Ltd.	508,159	9,288,943
Woolworths Group, Ltd.	494,847	15,403,912
Worley, Ltd.	425,851	3,402,425
Zip Co., Ltd. (b)(c)	70,740	397,628
		710,411,803
AUSTRIA — 0.3%
ams AG (b)	28,398	568,473
ANDRITZ AG (c)	16,474	742,334
Erste Group Bank AG (b)	163,726	5,564,991
IMMOFINANZ AG (b)	42,421	868,017
Lenzing AG (b)	5,856	752,951
Mayr Melnhof Karton AG	3,794	782,124
Oesterreichische Post AG	14,005	613,960
OMV AG	162,354	8,254,638
Raiffeisen Bank International AG (b)	61,368	1,350,916
S IMMO AG	18,508	466,590
S&T AG (b)	21,283	530,295
Telekom Austria AG	61,554	486,154
UNIQA Insurance Group AG	50,432	379,345
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,809	410,625
Voestalpine AG	144,524	6,001,118
		27,772,531
BELGIUM — 0.8%
Ackermans & van Haaren NV	10,455	1,666,220
Aedifica SA REIT	54,482	6,262,394
Ageas SA/NV	151,674	9,191,208
Anheuser-Busch InBev SA	341,347	21,563,690
Barco NV	33,091	778,225
Befimmo SA REIT	11,418	466,330
Bekaert SA	45,002	1,887,145
Celyad Oncology SA (b)(c)	11,837	84,168
Etablissements Franz Colruyt NV	28,538	1,705,880
Euronav NV	83,533	766,266
Fagron	28,454	633,056
Galapagos NV (b)	19,541	1,518,547
Gimv NV	8,946	536,226
Groupe Bruxelles Lambert SA (d)	51,212	5,312,319
Groupe Bruxelles Lambert SA (c)(d)	108	11,203
KBC Ancora (b)	16,579	711,213
KBC Group NV (b)	156,520	11,405,388
See accompanying notes to financial statements.
77

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Materialise NV ADR (b)(c)	4,422	$ 158,971
Melexis NV	8,198	869,568
Proximus SADP	65,877	1,437,012
Shurgard Self Storage SA	10,990	501,808
Solvay SA (c)	34,417	4,295,820
Telenet Group Holding NV	21,073	856,446
Tessenderlo Group SA (b)	11,612	511,102
UCB SA	89,590	8,541,536
Umicore SA	91,258	4,851,165
VGP NV	2,820	452,076
		86,974,982
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	186,780	7,133,262
Yara International ASA	115,766	6,032,170
		13,165,432
CANADA — 8.5%
AGF Management, Ltd. Class B	307,347	1,831,586
Agnico Eagle Mines, Ltd.	108,260	6,257,779
Aimia, Inc. (b)	110,507	454,566
Air Canada (b)	121,895	2,536,145
Alamos Gold, Inc. Class A	178,268	1,392,841
Algonquin Power & Utilities Corp.	125,102	1,981,765
Alimentation Couche-Tard, Inc. Class B	389,059	12,543,001
AltaGas, Ltd. (c)	67,354	1,122,165
Aphria, Inc. (b)(c)	115,695	2,125,470
ARC Resources, Ltd. (c)	172,388	1,058,866
Atco, Ltd. Class I	34,417	1,142,441
Athabasca Oil Corp. (b)(c)	157,259	66,314
Aurora Cannabis, Inc. (b)(c)	38,574	358,778
B2Gold Corp.	512,879	2,207,642
Badger Daylighting, Ltd. (c)	29,999	1,023,238
Ballard Power Systems, Inc. (b)(c)	74,181	1,809,005
Bank of Montreal	287,071	25,585,944
Bank of Nova Scotia	552,862	34,583,292
Barrick Gold Corp.	916,941	18,187,802
BCE, Inc.	126,447	5,707,394
BlackBerry, Ltd. (b)(c)	298,375	2,502,186
Bombardier, Inc. Class B (b)(c)	1,108,597	855,583
Boralex, Inc. Class A	33,707	1,059,872
Brookfield Asset Management, Inc. Class A	722,496	32,133,927
Burcon NutraScience Corp. (b)(c)	168,368	626,934
See accompanying notes to financial statements.
78

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
CAE, Inc.	132,847	$ 3,785,059
Cameco Corp.	308,281	5,111,649
Canada Goose Holdings, Inc. (b)(c)	26,978	1,058,887
Canadian Apartment Properties REIT	34,495	1,478,220
Canadian Imperial Bank of Commerce	204,790	20,049,655
Canadian National Railway Co.	326,239	37,855,508
Canadian Natural Resources, Ltd.	602,663	18,628,681
Canadian Pacific Railway, Ltd.	62,718	23,952,453
Canadian Solar, Inc. (b)(c)	20,956	1,040,046
Canadian Tire Corp., Ltd. Class A (c)	38,896	5,518,816
Canadian Utilities, Ltd. Class A	53,910	1,447,208
Canadian Western Bank (c)	204,596	5,207,484
Canopy Growth Corp. (b)(c)	79,318	2,547,062
Cargojet, Inc. (c)	6,084	785,351
CCL Industries, Inc. Class B	55,461	3,067,708
Cenovus Energy, Inc.	571,396	4,291,664
CES Energy Solutions Corp. (c)	144,524	185,132
CGI, Inc. (b)	102,517	8,538,393
Choice Properties Real Estate Investment Trust	68,973	744,141
CI Financial Corp. (c)	111,378	1,608,395
Cineplex, Inc. (b)(c)	28,538	270,428
Colliers International Group, Inc. (c)	13,189	1,295,761
Constellation Software, Inc.	9,017	12,591,157
Crescent Point Energy Corp. (c)	328,178	1,368,224
CT Real Estate Investment Trust	134,240	1,746,290
Descartes Systems Group, Inc. (b)	37,307	2,275,791
Docebo, Inc. (b)	31,245	1,342,427
Dollarama, Inc.	157,464	6,955,803
Dorel Industries, Inc. Class B (b)	22,540	227,579
Dye & Durham, Ltd.	14,940	471,552
ECN Capital Corp.	13,559	84,471
Element Fleet Management Corp. (c)	177,628	1,943,259
Emera, Inc.	67,389	2,998,820
Empire Co., Ltd. Class A	74,230	2,313,984
Enbridge, Inc.	893,218	32,534,925
Enerplus Corp. (c)	71,935	361,149
Enghouse Systems, Ltd.	18,052	837,213
Exchange Income Corp.	65,847	2,108,194
Fairfax Financial Holdings, Ltd.	17,896	7,810,678
Finning International, Inc.	64,363	1,636,664
Firm Capital Mortgage Investment Corp.	268,575	3,002,330
First Capital Real Estate Investment Trust	61,804	810,875
See accompanying notes to financial statements.
79

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
First Majestic Silver Corp. (b)(c)	126,622	$ 1,974,612
FirstService Corp. (c)	14,660	2,175,818
Fortis, Inc.	190,668	8,272,368
Franco-Nevada Corp.	79,655	9,981,196
George Weston, Ltd.	32,963	2,918,505
Gildan Activewear, Inc.	106,961	3,273,040
GoldMining, Inc. (b)(c)	100,948	167,062
Goodfood Market Corp. (b)(c)	227,978	1,572,637
Gran Tierra Energy, Inc. (b)	230,604	161,460
Granite Real Estate Investment Trust	12,068	733,768
Great Canadian Gaming Corp. (b)(c)	26,724	920,036
Great-West Lifeco, Inc.	140,012	3,725,187
H&R Real Estate Investment Trust	61,804	701,217
Home Capital Group, Inc. (b)	25,829	633,574
Hydro One, Ltd. (e)	76,925	1,791,459
iA Financial Corp., Inc.	43,326	2,355,465
IAMGOLD Corp. (b)(c)	389,657	1,159,500
IGM Financial, Inc. (c)	36,749	1,119,853
Imperial Oil, Ltd. (c)	114,299	2,768,239
Innergex Renewable Energy, Inc. (c)	233,213	4,076,612
Intact Financial Corp.	64,853	7,946,344
Inter Pipeline, Ltd. (c)	155,098	2,217,537
International Petroleum Corp. (b)(c)	34,436	111,965
Keyera Corp. (c)	79,344	1,648,936
Kinross Gold Corp.	506,413	3,372,460
Kirkland Lake Gold, Ltd.	121,952	4,117,948
Lightspeed POS, Inc. (b)	34,784	2,187,198
Linamar Corp.	22,540	1,328,710
Lithium Americas Corp. (b)(c)	32,192	517,387
Loblaw Cos., Ltd.	87,536	4,889,229
Magna International, Inc.	181,293	15,964,920
Manulife Financial Corp.	959,341	20,631,728
Maple Leaf Foods, Inc. (c)	34,410	784,379
Methanex Corp. (c)	38,904	1,435,317
Metro, Inc.	113,091	5,158,537
Morneau Shepell, Inc. (c)	31,041	817,733
MTY Food Group, Inc. (b)	76,456	3,506,933
National Bank of Canada (c)	172,790	11,736,550
New Gold, Inc. (b)	275,923	425,899
Northern Dynasty Minerals, Ltd. (b)(c)	554,592	357,417
Northland Power, Inc. (c)	69,566	2,521,169
Nutrien, Ltd.	357,664	19,265,507
See accompanying notes to financial statements.
80

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Onex Corp.	37,462	$ 2,329,657
Open Text Corp.	100,880	4,809,428
Osisko Gold Royalties, Ltd. (c)	65,373	719,865
Pan American Silver Corp. (c)	81,565	2,446,593
Parex Resources, Inc. (b)(c)	168,108	2,997,414
Pembina Pipeline Corp. (c)	181,671	5,246,972
Peyto Exploration & Development Corp. (c)	61,364	260,230
Pizza Pizza Royalty Corp. (c)	124,969	1,033,081
Power Corp. of Canada (c)	292,698	7,692,099
PrairieSky Royalty, Ltd. (c)	94,910	1,023,217
Precision Drilling Corp. (b)(c)	7,169	154,862
Premium Brands Holdings Corp. (c)	13,349	1,271,758
Pretium Resources, Inc. (b)(c)	84,090	872,446
Quebecor, Inc. Class B	76,224	2,046,225
Real Matters, Inc. (b)(c)	48,929	556,697
Restaurant Brands International, Inc.	105,449	6,857,101
RioCan Real Estate Investment Trust	71,910	1,113,393
Ritchie Bros Auctioneers, Inc.	49,388	2,891,331
Rogers Communications, Inc. Class B	260,320	12,002,661
Royal Bank of Canada	653,786	60,273,051
Russel Metals, Inc. (c)	27,009	537,021
Sandstorm Gold, Ltd. (b)	79,620	540,366
Saputo, Inc.	120,770	3,631,220
Secure Energy Services, Inc. (c)	79,263	228,925
Seven Generations Energy, Ltd. Class A (b)	80,552	544,768
Shaw Communications, Inc. Class B	388,034	10,089,471
Sherritt International Corp. (b)(c)	257,863	106,686
Shopify, Inc. Class A (b)	47,134	52,030,971
SmartCentres Real Estate Investment Trust	31,114	664,686
SNC-Lavalin Group, Inc. (c)	91,867	1,966,203
SSR Mining, Inc.	43,201	617,673
Stantec, Inc. (c)	35,896	1,536,544
Stella-Jones, Inc.	27,385	1,110,783
Sun Life Financial, Inc.	356,654	18,022,115
Suncor Energy, Inc.	877,829	18,347,908
TC Energy Corp. (c)	418,637	19,188,986
Teck Resources, Ltd. Class B (b)	271,369	5,197,002
TELUS Corp.	461,389	9,188,500
Thomson Reuters Corp. (c)	115,802	10,143,328
Tilray, Inc. Class 2 (b)(c)	41,354	939,976
TMX Group, Ltd.	22,497	2,337,497
Torex Gold Resources, Inc. (b)	38,853	490,589
See accompanying notes to financial statements.
81

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Toromont Industries, Ltd.	35,896	$ 2,747,214
Toronto-Dominion Bank	892,259	58,184,785
Tourmaline Oil Corp.	58,429	1,112,004
TransAlta Corp. (c)	127,837	1,210,375
Transat AT, Inc. (b)(c)	154,756	684,603
Trillium Therapeutics, Inc. (b)(c)	37,225	398,654
Vermilion Energy, Inc. (c)	51,024	370,648
Well Health Technologies Corp. (b)	20,404	116,562
West Fraser Timber Co., Ltd. (c)	19,391	1,394,868
Whitecap Resources, Inc. (c)	166,647	731,902
WSP Global, Inc.	28,364	2,698,174
Xenon Pharmaceuticals, Inc. (b)(c)	58,068	1,039,417
Yamana Gold, Inc.	539,541	2,343,871
Zymeworks, Inc. (b)(c)	16,531	522,049
		900,083,458
CAYMAN ISLANDS — 0.0% (a)
Endeavour Mining Corp.	64,708	1,304,096
CHILE — 0.1%
Antofagasta PLC	158,813	3,703,033
Lundin Mining Corp.	340,740	3,505,405
		7,208,438
CHINA — 0.6%
Alibaba Health Information Technology, Ltd. (b)	2,242,000	6,344,372
BOC Hong Kong Holdings, Ltd.	11,000	38,414
Budweiser Brewing Co. APAC, Ltd. (e)	593,700	1,771,680
China Evergrande New Energy Vehicle Group, Ltd. (b)(c)	917,500	6,821,254
China Shandong Hi-Speed Financial Group, Ltd. (b)(c)	11,346,000	715,104
China Tobacco International HK Co., Ltd. (c)	288,000	748,297
China Traditional Chinese Medicine Holdings Co., Ltd.	2,122,000	1,323,785
ENN Energy Holdings, Ltd.	134,200	2,152,531
Fosun International, Ltd.	776,000	1,085,978
Futu Holdings, Ltd. ADR (b)(c)	31,698	5,034,276
Gemdale Properties & Investment Corp., Ltd.	3,086,000	468,391
HC Group, Inc. (b)(c)	678,000	91,569
HengTen Networks Group, Ltd. (b)(c)	2,048,400	2,571,550
Kerry Logistics Network, Ltd.	201,500	603,895
Nexteer Automotive Group, Ltd.	320,000	392,259
Noble Group, Ltd. (b)(c)(f)	60,740	—
Prosus NV	196,438	21,886,805
VSTECS Holdings, Ltd.	882,000	802,081
Wharf Holdings, Ltd.	1,459,000	3,865,920
See accompanying notes to financial statements.
82

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wilmar International, Ltd.	1,496,000	$ 6,034,772
Zhongyu Gas Holdings, Ltd. (c)	277,000	239,074
		62,992,007
COLOMBIA — 0.0% (a)
Millicom International Cellular SA SDR (b)	27,366	1,054,917
DENMARK — 1.9%
Ambu A/S Class B	157,837	7,430,470
AP Moller - Maersk A/S Class A	1,492	3,256,113
AP Moller - Maersk A/S Class B	2,985	6,950,746
Ascendis Pharma A/S ADR (b)	16,210	2,089,145
Asetek A/S (b)	10,132	99,702
Bavarian Nordic A/S (b)	31,386	1,420,515
Carlsberg AS Class B	47,903	7,377,787
cBrain A/S	9,605	320,270
Chr. Hansen Holding A/S (b)	44,887	4,088,665
Coloplast A/S Class B	40,382	6,086,703
Danske Bank A/S	462,533	8,676,217
DSV Panalpina A/S	91,779	18,049,916
FLSmidth & Co. A/S (c)	84,714	3,254,446
Genmab A/S (b)	25,377	8,369,503
GN Store Nord A/S	65,968	5,206,176
H&H International A/S Class B (b)	42,055	1,085,942
ISS A/S (b)	82,897	1,549,091
Jyske Bank A/S (b)	22,382	1,070,298
NNIT A/S (e)	4,428	74,454
Novo Nordisk A/S Class B	781,657	53,084,663
Novozymes A/S Class B	100,910	6,479,149
Orsted A/S (e)	93,340	15,111,818
Pandora A/S (b)	56,865	6,107,105
SimCorp A/S	18,007	2,235,242
Vestas Wind Systems A/S	124,903	25,699,272
Zealand Pharma A/S (b)	44,624	1,414,609
		196,588,017
EGYPT — 0.0% (a)
Centamin PLC	1,052,142	1,509,706
FINLAND — 1.1%
Cargotec Oyj Class B	30,251	1,639,039
Caverion Oyj	120,637	733,026
Citycon Oyj (c)	72,012	600,067
Elisa Oyj	70,400	4,231,379
See accompanying notes to financial statements.
83

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fortum Oyj	207,323	$ 5,545,852
Huhtamaki Oyj	43,105	1,953,499
Kemira Oyj	45,396	698,402
Kesko Oyj Class B	138,038	4,231,114
Kone Oyj Class B	177,233	14,510,307
Konecranes Oyj	31,501	1,406,878
Metsa Board Oyj	88,840	970,002
Neles Oyj	58,384	743,140
Neste Oyj	174,772	9,296,831
Nokia Oyj (b)(d)	1,827,949	7,314,185
Nokia Oyj (b)(d)	976,476	3,943,331
Nokian Renkaat Oyj (c)	51,015	1,851,500
Nordea Bank Abp (d)	1,478,841	14,591,091
Nordea Bank Abp (d)	20,664	204,273
Orion Oyj Class B (c)	46,416	1,864,066
Outokumpu Oyj (b)(c)	278,109	1,614,695
Outotec Oyj	400,091	4,469,505
QT Group Oyj (b)	2,315	243,241
Sampo Oyj Class A	203,345	9,193,994
Sanoma Oyj	36,084	607,304
Stora Enso Oyj Class R	259,460	4,850,121
Terveystalo Oyj (e)	59,103	822,451
Tokmanni Group Corp.	53,103	1,248,239
UPM-Kymmene Oyj	237,904	8,564,406
Uponor Oyj	58,212	1,294,441
Valmet Oyj (c)	60,650	2,210,452
Wartsila OYJ Abp	207,332	2,177,012
YIT Oyj (c)	57,540	306,620
		113,930,463
FRANCE — 7.8%
Accor SA (b)	162,714	6,150,204
Adevinta ASA (b)	62,911	927,855
Aeroports de Paris (b)	14,942	1,789,499
Air Liquide SA	201,908	33,056,219
Airbus SE (b)	271,771	30,836,064
Albioma SA	143,948	7,071,808
Alstom SA (b)	177,943	8,892,476
Alten SA (b)	13,174	1,549,888
Arkema SA	19,545	2,374,076
Atos SE (b)	39,388	3,079,390
AXA SA	664,628	17,876,318
BioMerieux	19,352	2,467,767
See accompanying notes to financial statements.
84

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BNP Paribas SA (b)	505,377	$ 30,815,127
Bollore SA	248,880	1,204,550
Bouygues SA	149,010	5,987,741
Bureau Veritas SA (b)	106,407	3,035,208
Capgemini SE	71,956	12,271,085
Carrefour SA	449,948	8,167,681
Casino Guichard Perrachon SA (b)	64,369	2,151,567
CGG SA (b)	319,606	385,211
Christian Dior SE	1,423	864,657
Cie de Saint-Gobain (b)	302,562	17,893,840
Cie Generale des Etablissements Michelin SCA	70,447	10,568,950
Cie Plastic Omnium SA	32,972	1,210,612
Claranova SADIR (b)	55,143	453,019
CNP Assurances (b)	71,130	1,355,141
Covivio REIT	27,969	2,399,652
Credit Agricole SA (b)	551,327	7,999,243
Danone SA	245,369	16,870,350
Dassault Systemes SE	46,514	9,971,421
Edenred	183,826	9,622,893
Eiffage SA (b)	24,017	2,409,471
Electricite de France SA (b)	193,375	2,600,009
Elior Group SA (c)(e)	54,481	405,319
Elis SA (b)	84,386	1,380,569
Engie SA (b)	749,739	10,666,537
EssilorLuxottica SA	110,045	17,958,279
Eurazeo SE (b)	22,962	1,751,471
Eutelsat Communications SA	38,996	475,736
Faurecia SE (b)(d)	33,715	1,800,174
Faurecia SE (b)(d)	8,416	448,176
Fnac Darty SA (b)(d)	15,321	942,654
Fnac Darty SA (d)	1,233	76,008
Focus Home Interactive SA (b)	4,031	322,159
Gaztransport Et Technigaz SA	10,208	815,827
Gecina SA REIT	19,568	2,699,996
Getlink SE (b)	187,369	2,880,408
Hermes International	16,467	18,269,851
ICADE REIT	20,638	1,512,351
Iliad SA	7,391	1,408,104
Imerys SA	17,824	869,783
Ipsen SA	16,431	1,412,625
Kering SA	34,476	23,849,850
Klepierre SA REIT	87,411	2,042,868
See accompanying notes to financial statements.
85

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Lagardere SCA (b)	142,900	$ 3,765,445
Legrand SA	125,247	11,676,120
L'Oreal SA	103,339	39,691,255
LVMH Moet Hennessy Louis Vuitton SE	116,028	77,470,458
McPhy Energy SA (b)	2,811	107,703
Nanobiotix SA (b)	38,804	615,685
Natixis SA (b)	214,991	1,031,435
Nexans SA (b)	44,904	3,984,561
Novacyt SA (b)	34,742	341,358
Orange SA	959,418	11,845,474
Orpea SA (b)	20,967	2,434,679
Pernod Ricard SA	96,348	18,123,702
Poxel SA (b)	10,952	85,341
Publicis Groupe SA	168,512	10,306,629
Renault SA (b)	110,627	4,801,633
Rexel SA (b)	135,637	2,694,098
Rubis SCA	45,278	2,149,894
Safran SA (b)	152,125	20,748,861
Sanofi	520,634	51,552,646
Sartorius Stedim Biotech	10,672	4,405,030
Schneider Electric SE	263,868	40,393,639
SCOR SE (b)	84,312	2,883,573
SEB SA	13,203	2,333,829
Societe BIC SA	12,036	706,164
Societe Generale SA (b)	340,275	8,924,327
Sodexo SA (b)	46,413	4,461,031
SOITEC (b)	9,185	1,881,590
Suez SA	178,993	3,799,289
Technicolor SA (b)(c)	7,919	26,158
Teleperformance	26,872	9,815,887
Television Francaise 1 (b)(c)	54,035	493,452
Thales SA	46,463	4,626,384
TOTAL SE	1,144,183	53,487,735
Ubisoft Entertainment SA (b)	72,728	5,545,759
Unibail-Rodamco-Westfield REIT (b)(d)	334,225	1,361,909
Unibail-Rodamco-Westfield REIT (b)(d)	44,372	3,563,957
Valeo SA	176,266	6,001,580
Vallourec SA (b)(c)	5,773	196,765
Veolia Environnement SA	394,179	10,127,265
Vinci SA	219,623	22,549,607
Vivendi SE	506,210	16,658,553
Wendel SE	13,439	1,672,675
See accompanying notes to financial statements.
86

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Worldline SA (b)(e)	53,471	$ 4,489,607
		830,130,479
GERMANY — 7.2%
1&1 Drillisch AG	19,526	550,085
Aareal Bank AG (b)	22,542	641,145
Adidas AG (b)	90,125	28,196,932
ADLER Group SA (b)(e)	27,675	759,817
Affimed NV (b)	256,902	2,032,095
AIXTRON SE (b)	50,972	1,160,705
Allianz SE	166,359	42,437,972
alstria office REIT-AG	70,956	1,149,177
Aroundtown SA	450,269	3,212,249
AURELIUS Equity Opportunities SE & Co. KGaA (b)	23,675	751,281
Aurubis AG	13,424	1,114,503
BASF SE	412,711	34,361,580
Bayer AG	416,025	26,383,955
Bayerische Motoren Werke AG	145,589	15,138,161
Bayerische Motoren Werke AG Preference Shares	19,543	1,558,438
Bechtle AG	12,016	2,258,171
Beiersdorf AG	37,931	4,016,683
Bilfinger SE	56,747	2,079,541
BioNTech SE ADR (b)	1,636	178,635
Brenntag SE	71,834	6,146,246
CANCOM SE	24,438	1,411,397
Carl Zeiss Meditec AG	16,465	2,486,643
CECONOMY AG (b)	74,908	434,386
Commerzbank AG (b)	423,090	2,599,662
CompuGroup Medical SE & Co. KgaA	18,192	1,540,504
Continental AG (b)	47,809	6,332,601
Covestro AG (e)	83,127	5,602,067
CTS Eventim AG & Co. KGaA (b)	21,065	1,224,020
Daimler AG	424,533	37,925,448
Delivery Hero SE (b)(e)	51,704	6,714,829
Deutsche Bank AG (b)	936,322	11,211,473
Deutsche Boerse AG	106,989	17,817,941
Deutsche EuroShop AG (b)	28,528	595,474
Deutsche Lufthansa AG (b)	84,567	1,123,621
Deutsche Pfandbriefbank AG (b)(e)	94,962	1,107,159
Deutsche Post AG	521,368	28,628,311
Deutsche Telekom AG	1,260,789	25,442,585
Deutsche Wohnen SE	162,843	7,613,466
Deutz AG (b)	54,562	408,487
See accompanying notes to financial statements.
87

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DMG Mori AG	32,963	$ 1,631,013
Duerr AG	21,098	880,275
DWS Group GmbH & Co. KGaA (e)	15,195	658,539
E.ON SE	933,960	10,893,403
Encavis AG	73,991	1,407,038
Evonik Industries AG	55,520	1,968,019
Evotec SE (b)	53,887	1,946,867
Fielmann AG (b)	11,912	952,711
Fraport AG Frankfurt Airport Services Worldwide (b)	23,948	1,459,374
Freenet AG	59,871	1,436,177
Fresenius Medical Care AG & Co. KGaA	99,481	7,333,220
Fresenius SE & Co. KGaA	183,307	8,182,435
Fuchs Petrolub SE Preference Shares	31,539	1,513,848
Fuchs Petrolub SE	25,083	1,011,165
GEA Group AG	81,452	3,345,781
Gerresheimer AG	19,458	1,937,002
Grand City Properties SA	52,024	1,306,031
GRENKE AG (c)	11,914	452,281
Hamborner REIT AG	224,517	2,378,830
Hannover Rueck SE	27,073	4,957,382
Hapag-Lloyd AG (e)	12,263	1,908,241
HeidelbergCement AG	65,845	5,994,443
Hella GmbH & Co. KGaA (b)	19,556	1,099,102
HelloFresh SE (b)	59,092	4,417,071
Henkel AG & Co. KGaA Preference Shares	91,473	10,305,733
Henkel AG & Co. KGaA	51,102	5,072,080
HOCHTIEF AG	7,489	671,579
HUGO BOSS AG	29,981	1,179,371
Hypoport AG (b)	1,716	911,600
Infineon Technologies AG	522,763	22,213,743
Jenoptik AG	22,794	685,818
Jumia Technologies AG ADR (b)	30,120	1,068,055
Jungheinrich AG Preference Shares	21,065	1,015,065
K+S AG	97,779	973,599
KION Group AG	38,496	3,809,572
Krones AG	7,416	603,149
LANXESS AG	42,007	3,103,449
LEG Immobilien SE	27,854	3,671,758
Leoni AG (b)	14,948	187,982
Marley Spoon AG ADR (b)	132,556	252,403
Merck KGaA	95,027	16,283,699
METRO AG	74,908	793,234
See accompanying notes to financial statements.
88

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MorphoSys AG (b)	10,436	$ 911,076
MTU Aero Engines AG	23,904	5,638,538
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	68,005	20,988,630
Nemetschek SE	23,873	1,526,351
New Work SE	1,374	357,692
Nordex SE (b)	28,262	909,463
Norma Group SE	22,506	1,071,277
Northern Data AG (b)	13,784	1,660,534
PATRIZIA AG	34,934	886,851
Pfeiffer Vacuum Technology AG	2,946	536,677
Porsche Automobil Holding SE Preference Shares	80,820	8,588,788
ProSiebenSat.1 Media SE (b)	102,478	2,099,912
Puma SE (b)	42,359	4,158,998
Rational AG	1,496	1,164,839
Rheinmetall AG	19,493	1,979,434
RWE AG	249,034	9,781,684
Salzgitter AG (b)	46,531	1,456,885
SAP SE	480,841	59,011,100
Sartorius AG Preference Shares	21,030	10,509,476
Schaeffler AG Preference Shares	75,384	671,579
Scout24 AG (e)	33,205	2,524,970
Siemens AG	370,241	60,920,165
Siemens Energy AG (b)	188,071	6,766,026
Siemens Healthineers AG (e)	62,870	3,413,768
Siltronic AG (b)	9,023	1,458,150
Sixt SE (b)	4,965	657,062
Sixt SE Preference Shares	7,493	585,633
Software AG	22,566	953,194
Stabilus SA	10,555	744,317
Stroeer SE & Co. KGaA	18,446	1,506,730
Suedzucker AG	31,441	533,965
Symrise AG	56,867	6,910,817
TAG Immobilien AG	65,954	1,886,732
Talanx AG (b)	28,990	1,232,041
Telefonica Deutschland Holding AG	234,839	690,015
Thyssenkrupp AG (b)	239,265	3,201,553
TUI AG (b)(c)	408,496	2,069,547
Uniper SE	93,383	3,389,172
United Internet AG	56,908	2,287,431
Varta AG (b)(c)	12,138	1,790,356
Volkswagen AG (c)	13,621	4,949,907
See accompanying notes to financial statements.
89

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	82,113	$ 23,026,657
Vonovia SE	247,425	16,197,474
Wacker Chemie AG	7,414	1,057,404
Zalando SE (b)(e)	50,990	5,012,421
		763,894,873
GHANA — 0.0% (a)
Tullow Oil PLC (b)(c)	831,381	541,525
HONG KONG — 2.2%
AIA Group, Ltd.	5,273,400	63,963,576
ASM Pacific Technology, Ltd.	144,200	1,837,173
Bank of East Asia, Ltd.	610,555	1,300,515
Cafe de Coral Holdings, Ltd.	140,000	303,250
Cathay Pacific Airways, Ltd. (c)	1,068,000	995,955
Champion REIT	1,115,000	653,988
China Eco Farming, Ltd. (b)	14,000	68
China Youzan, Ltd. (b)	5,876,000	1,919,755
Chow Tai Fook Jewellery Group, Ltd. (c)	532,000	812,940
CK Asset Holdings, Ltd.	1,019,848	6,191,670
CK Infrastructure Holdings, Ltd.	287,500	1,708,481
CLP Holdings, Ltd.	750,500	7,288,329
Dah Sing Banking Group, Ltd.	423,725	479,620
Dah Sing Financial Holdings, Ltd.	46,885	154,385
Dairy Farm International Holdings, Ltd.	255,500	1,101,205
Esprit Holdings, Ltd. (b)	1,452,819	143,891
First Pacific Co., Ltd.	2,606,000	858,113
Fortune Real Estate Investment Trust (c)	1,194,000	1,144,171
Glory Sun Financial Group, Ltd. (b)(c)	14,636,000	480,057
Haitong International Securities Group, Ltd.	1,030,000	328,563
Hang Lung Group, Ltd.	1,468,000	3,716,049
Hang Lung Properties, Ltd.	1,419,000	3,686,923
Hang Seng Bank, Ltd.	111,700	2,162,320
Henderson Land Development Co., Ltd.	215,869	969,050
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	4,506,000	4,474,441
HKBN, Ltd.	548,500	798,644
HKT Trust & HKT, Ltd. Stapled Security	1,451,900	2,069,221
Hong Kong & China Gas Co., Ltd.	3,886,548	6,148,929
Hong Kong Exchanges & Clearing, Ltd.	584,839	34,408,268
Hong Kong Television Network, Ltd. (b)(c)	958,000	1,454,045
Hongkong Land Holdings, Ltd.	1,046,300	5,137,333
Hutchison China MediTech, Ltd. ADR (b)	27,331	772,101
See accompanying notes to financial statements.
90

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hysan Development Co., Ltd.	377,841	$ 1,477,451
Jardine Matheson Holdings, Ltd.	125,205	8,187,155
Jardine Strategic Holdings, Ltd. (c)	89,600	2,958,592
Johnson Electric Holdings, Ltd.	110,500	297,056
K Wah International Holdings, Ltd.	581,000	301,170
Kerry Properties, Ltd.	471,000	1,517,606
Landing International Development, Ltd. (b)	132,000	5,263
Link REIT	1,335,625	12,163,208
Long Well International Holdings, Ltd. (b)(f)	3,424,000	25,985
Luk Fook Holdings International, Ltd.	132,000	363,344
Man Wah Holdings, Ltd.	599,200	1,242,416
Melco International Development, Ltd.	229,000	466,574
Melco Resorts & Entertainment, Ltd. ADR (b)	67,391	1,341,755
New World Development Co., Ltd.	631,129	3,263,432
NWS Holdings, Ltd.	1,205,000	1,272,508
Pacific Basin Shipping, Ltd.	11,820,000	3,192,766
Pacific Textiles Holdings, Ltd.	1,174,000	752,017
PAX Global Technology, Ltd.	1,080,000	1,159,953
PCCW, Ltd.	1,390,875	783,597
Power Assets Holdings, Ltd.	102,500	605,155
Shangri-La Asia, Ltd. (b)	514,000	513,706
Shun Tak Holdings, Ltd.	760,000	232,660
Sino Land Co., Ltd. (c)	3,229,858	4,495,117
Sun Hung Kai Properties, Ltd.	683,009	10,349,087
SUNeVision Holdings, Ltd. (c)	920,000	947,874
Swire Pacific, Ltd. Class A	25,500	191,223
Swire Pacific, Ltd. Class B	237,500	280,438
Swire Properties, Ltd.	580,200	1,794,829
Techtronic Industries Co., Ltd.	726,500	12,428,468
Value Partners Group, Ltd.	402,000	273,017
Vitasoy International Holdings, Ltd.	230,000	884,564
VTech Holdings, Ltd.	140,200	1,262,340
Wharf Real Estate Investment Co., Ltd.	167,000	935,481
Yue Yuen Industrial Holdings, Ltd.	628,000	1,567,082
Yuexiu Real Estate Investment Trust	421,000	215,524
		235,211,442
INDIA — 0.0% (a)
Rhi Magnesita NV	15,496	901,802
IRELAND — 0.7%
AerCap Holdings NV (b)	37,486	2,201,928
Amarin Corp. PLC ADR (b)(c)	130,940	813,137
See accompanying notes to financial statements.
91

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bank of Ireland Group PLC (b)(c)	416,966	$ 2,072,953
C&C Group PLC (b)	189,172	733,412
CRH PLC	376,670	17,694,721
Dalata Hotel Group PLC (b)	230,476	1,144,461
Flutter Entertainment PLC (b)(d)	39,703	8,553,312
Flutter Entertainment PLC (b)(d)	17,600	3,765,037
Glanbia PLC	56,887	849,781
Greencore Group PLC (b)	196,506	426,200
ICON PLC (b)(c)	28,372	5,571,410
Kerry Group PLC Class A	70,324	8,818,942
Kingspan Group PLC	65,850	5,595,548
Ryanair Holdings PLC ADR (b)	56,636	6,513,140
Smurfit Kappa Group PLC	88,499	4,177,155
UDG Healthcare PLC	112,842	1,222,930
		70,154,067
ISRAEL — 0.7%
Airport City, Ltd. (b)	28,481	400,734
Alony Hetz Properties & Investments, Ltd.	64,569	831,050
Amot Investments, Ltd.	80,973	433,675
Bank Hapoalim BM (b)	482,484	3,758,939
Bank Leumi Le-Israel BM (b)	611,577	4,034,754
Bayside Land Corp., Ltd.	65,822	525,834
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	978,662	1,048,011
Biondvax Pharmaceuticals, Ltd. ADR (b)(c)	74,890	284,582
Check Point Software Technologies, Ltd. (b)(c)	66,253	7,418,348
Compugen, Ltd. (b)(c)	55,999	481,031
Electra, Ltd.	875	456,563
Enlight Renewable Energy, Ltd. (b)	362,187	679,908
First International Bank Of Israel, Ltd.	22,931	640,407
Fiverr International, Ltd. (b)	10,106	2,194,821
Harel Insurance Investments & Financial Services, Ltd.	50,804	513,875
ICL Group, Ltd.	202,426	1,187,956
Isracard, Ltd. (b)	24,040	82,760
Israel Discount Bank, Ltd. Class A (b)	522,049	2,174,487
Melisron, Ltd. (b)	9,174	512,525
Mivne Real Estate KD, Ltd.	261,156	643,120
Nano Dimension, Ltd. ADR (b)(c)	75,536	648,854
Nice, Ltd. (b)	28,496	6,169,704
Nova Measuring Instruments, Ltd. (b)	11,503	1,010,699
Paz Oil Co., Ltd.	4,310	396,530
Phoenix Holdings, Ltd. (b)	64,219	564,446
Plus500, Ltd.	47,056	908,925
See accompanying notes to financial statements.
92

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Radware, Ltd. (b)	17,888	$ 466,519
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	74,219	4,831,902
Redhill Biopharma, Ltd. ADR (b)(c)	16,296	119,287
Reit 1, Ltd.	696,077	3,224,995
Sapiens International Corp. NV	11,418	359,520
Shapir Engineering and Industry, Ltd.	62,405	451,939
Shikun & Binui, Ltd. (b)	98,734	573,508
Shufersal, Ltd.	896,690	7,389,283
Strauss Group, Ltd.	162,672	4,390,344
Teva Pharmaceutical Industries, Ltd. ADR (b)	494,789	5,709,865
Wix.com, Ltd. (b)	19,339	5,399,836
		70,919,536
ITALY — 1.8%
A2A SpA	674,069	1,229,546
AMCO - Asset Management Co. SpA (b)(c)(f)	102	—
Amplifon SpA (b)	37,561	1,401,176
Anima Holding SpA (e)	125,559	648,125
Assicurazioni Generali SpA (b)	141,558	2,838,324
ASTM SpA (b)	16,442	498,566
Atlantia SpA (b)	187,828	3,521,029
Autogrill SpA (b)(c)	55,967	463,735
Azimut Holding SpA	48,345	1,104,294
Banca Generali SpA (b)	32,981	1,163,652
Banca IFIS SpA	88,797	1,174,084
Banca Mediolanum SpA (b)	113,169	1,070,710
Banca Monte dei Paschi di Siena SpA (b)(c)	7,251	9,749
Banca Popolare di Sondrio SCPA (b)	328,608	1,103,024
Banco BPM SpA (b)	462,717	1,324,229
BFF Bank SpA (b)(c)(e)	133,026	980,286
Biesse SpA	4,547	130,609
BPER Banca (b)	636,461	1,403,683
Brembo SpA (b)	203,411	2,538,911
Brunello Cucinelli SpA (b)(c)	15,340	660,947
Buzzi Unicem SpA	52,125	1,358,189
Cerved Group SpA (b)	87,064	964,937
Credito Valtellinese SpA (b)	42,221	604,995
Davide Campari-Milano NV	37,159	417,164
De' Longhi SpA	33,782	1,367,405
DiaSorin SpA	10,615	1,706,690
Enav SpA (e)	112,247	547,220
Enel SpA	2,541,908	25,372,863
Eni SpA	1,155,559	14,252,194
See accompanying notes to financial statements.
93

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ERG SpA	24,289	$ 723,377
Esprinet SpA	184,300	2,330,699
Falck Renewables SpA	53,930	386,959
Ferrari NV	48,732	10,214,941
FinecoBank Banca Fineco SpA (b)	177,210	2,906,475
Hera SpA	332,559	1,277,319
Immobiliare Grande Distribuzione SIIQ SpA REIT	242,285	1,009,465
Infrastrutture Wireless Italiane SpA (e)	105,596	1,179,016
Interpump Group SpA	90,544	4,573,773
Intesa Sanpaolo SpA (b)	7,455,548	20,245,759
Iren SpA	1,370,968	3,796,218
Italgas SpA	148,774	967,817
Leonardo SpA	325,950	2,644,845
Mediaset SpA (b)	331,443	955,943
Mediobanca Banca di Credito Finanziario SpA (b)	192,413	2,138,407
Moncler SpA (b)	73,272	4,208,515
Nexi SpA (b)(e)	110,655	1,935,185
Pirelli & C SpA (b)(e)	179,914	1,057,687
Poste Italiane SpA (e)	205,551	2,618,770
PRADA SpA (b)	151,200	944,216
Prysmian SpA	93,500	3,045,066
Recordati Industria Chimica e Farmaceutica SpA	71,837	3,872,803
Reply SpA	62,857	7,971,198
Saipem SpA (c)	452,885	1,237,008
Salvatore Ferragamo SpA (b)(c)	31,368	603,141
Snam SpA	990,366	5,503,281
Societa Cattolica di Assicurazioni SC (b)(c)	230,328	1,354,875
Technogym SpA (b)(e)	79,836	929,867
Telecom Italia SpA (d)	6,625,469	3,591,323
Telecom Italia SpA (d)	2,794,440	1,610,623
Terna Rete Elettrica Nazionale SpA	649,294	4,912,934
UniCredit SpA (b)	902,768	9,562,998
Unipol Gruppo SpA (b)	166,836	932,567
UnipolSai Assicurazioni SpA (c)	261,763	788,814
Zignago Vetro SpA	180,510	3,436,883
		185,325,103
JAPAN — 22.7%
3-D Matrix, Ltd. (b)	156,800	402,997
ABC-Mart, Inc.	9,500	536,471
Acom Co., Ltd.	294,200	1,371,158
Activia Properties, Inc. REIT	169	742,529
ADEKA Corp.	22,400	440,297
See accompanying notes to financial statements.
94

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Advance Residence Investment Corp. REIT	419	$ 1,315,774
Advanced Media, Inc. (b)(c)	6,800	50,585
Advantest Corp.	152,700	13,376,796
Aeon Co., Ltd.	599,420	17,895,806
AEON Financial Service Co., Ltd.	3,500	47,036
Aeon Mall Co., Ltd.	22,100	385,000
AEON REIT Investment Corp.	545	734,887
AGC, Inc.	143,500	6,012,715
AI inside, Inc. (b)(c)	1,800	579,095
Aica Kogyo Co., Ltd.	13,300	480,244
Aiming, Inc. (b)(c)	100,800	386,780
Ain Holdings, Inc.	6,000	387,692
Air Water, Inc.	143,500	2,519,366
Aisin Seiki Co., Ltd.	144,200	5,480,905
Ajinomoto Co., Inc.	294,800	6,044,067
Akita Bank, Ltd.	16,555	219,485
ALBERT, Inc. (b)(c)	10,100	577,665
Alconix Corp.	7,800	116,753
Alfresa Holdings Corp.	145,300	2,804,750
Alps Alpine Co., Ltd. (c)	144,300	1,906,588
Amada Co., Ltd.	151,500	1,691,864
Amano Corp.	23,000	559,493
ANA Holdings, Inc. (b)	29,500	686,643
AnGes, Inc. (b)(c)	38,900	375,975
Anritsu Corp. (c)	34,000	743,385
Aomori Bank, Ltd.	1,010	23,079
Aoyama Trading Co., Ltd. (b)	2,100	15,717
Aozora Bank, Ltd.	14,200	325,636
Arcs Co., Ltd.	21,600	467,381
As One Corp.	5,000	629,412
Asahi Group Holdings, Ltd.	304,436	12,852,434
Asahi Holdings, Inc.	33,200	636,358
Asahi Intecc Co., Ltd.	111,800	3,085,882
Asahi Kasei Corp.	596,750	6,882,877
Asics Corp.	144,700	2,311,271
Astellas Pharma, Inc.	1,059,000	16,311,475
Atom Corp. (c)	452,600	3,133,385
Awa Bank, Ltd.	2,310	52,095
Azbil Corp.	33,200	1,431,656
Bandai Namco Holdings, Inc.	145,700	10,407,331
Bank of Iwate, Ltd.	146,255	3,162,020
Bank of Kyoto, Ltd. (c)	10,700	659,430
See accompanying notes to financial statements.
95

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bank of Okinawa, Ltd.	149,800	$ 4,134,751
BASE, Inc. (b)(c)	61,500	886,602
BayCurrent Consulting, Inc.	3,100	708,371
Benefit One, Inc.	24,500	651,633
Benesse Holdings, Inc.	4,100	86,378
Bic Camera, Inc.	111,800	1,254,588
Bridgestone Corp.	238,865	9,673,492
Brightpath Biotherapeutics Co., Ltd. (b)	138,500	244,412
Brother Industries, Ltd.	144,500	3,202,538
CAICA, Inc. (b)(c)	6,267,000	2,779,032
Calbee, Inc.	15,800	403,508
Can Do Co., Ltd.	5,300	96,503
Canon, Inc. (c)	589,216	13,344,009
Capcom Co., Ltd.	35,200	1,145,195
Casio Computer Co., Ltd. (c)	303,700	5,730,448
Central Japan Railway Co.	86,900	13,015,339
Change, Inc. (b)(c)	51,600	1,660,072
Chiba Bank, Ltd.	283,350	1,859,084
Chubu Electric Power Co., Inc.	297,565	3,837,377
Chugai Pharmaceutical Co., Ltd.	388,040	15,763,905
Chugoku Bank, Ltd.	143,500	1,214,231
Chugoku Electric Power Co., Inc. (c)	144,000	1,771,004
Citizen Watch Co., Ltd.	146,400	500,807
CKD Corp.	26,100	544,911
Coca-Cola Bottlers Japan Holdings, Inc. (c)	143,100	2,498,099
cocokara fine, Inc. (c)	9,800	754,733
COLOPL, Inc.	2,000	15,095
Colowide Co., Ltd. (c)	2,400	41,267
Comforia Residential REIT, Inc.	127	387,896
COMSYS Holdings Corp.	32,900	1,015,285
Concordia Financial Group, Ltd. (c)	596,900	2,425,413
COOKPAD, Inc. (b)	144,200	408,458
Cosmo Energy Holdings Co., Ltd.	8,700	207,619
Cosmos Pharmaceutical Corp.	6,000	937,738
Crea Holdings, Inc. (b)(c)	776,900	513,246
Credit Saison Co., Ltd.	297,600	3,576,586
Creek & River Co., Ltd. (c)	9,600	124,409
CrowdWorks, Inc. (b)	51,500	808,620
CyberAgent, Inc.	122,400	2,207,631
Dai Nippon Printing Co., Ltd.	140,000	2,938,100
Daicel Corp. (c)	147,400	1,136,514
Daido Steel Co., Ltd.	8,500	393,077
See accompanying notes to financial statements.
96

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Daifuku Co., Ltd.	10,600	$ 1,039,855
Dai-ichi Life Holdings, Inc.	594,700	10,236,375
Daiichi Sankyo Co., Ltd.	891,795	26,027,501
Daiichikosho Co., Ltd.	15,000	582,353
Daikin Industries, Ltd.	153,710	31,048,029
Daio Paper Corp.	41,700	716,636
Daishi Hokuetsu Financial Group, Inc.	1,517	35,831
Daito Trust Construction Co., Ltd.	14,155	1,643,517
Daiwa House Industry Co., Ltd. (c)	301,200	8,834,291
Daiwa House REIT Investment Corp.	1,323	3,557,134
Daiwa Office Investment Corp. REIT	92	648,579
Daiwa Securities Group, Inc.	1,360,350	7,043,043
Daiwa Securities Living Investments Corp. REIT	570	560,199
Daiwabo Holdings Co., Ltd.	40,000	608,869
DCM Holdings Co., Ltd.	49,200	515,598
DD Holdings Co., Ltd. (c)	5,300	28,586
Demae-Can Co., Ltd. (b)	1,200	26,465
DeNA Co., Ltd.	144,100	2,819,404
Denka Co., Ltd.	7,000	280,000
Denso Corp.	269,510	17,919,366
Dentsu Group, Inc.	145,300	4,668,009
DIC Corp.	5,300	137,512
Digital Garage, Inc.	12,500	509,615
Disco Corp.	7,100	2,232,805
DMG Mori Co., Ltd.	27,200	446,523
Dowa Holdings Co., Ltd.	4,400	183,367
Duskin Co., Ltd.	18,300	461,226
East Japan Railway Co.	154,700	10,974,600
Ebara Corp.	3,800	155,267
Eisai Co., Ltd.	149,951	10,067,751
Electric Power Development Co., Ltd. (c)	137,500	2,406,561
EM Systems Co., Ltd.	32,700	250,947
ENEOS HoldingS, Inc.	1,642,000	7,453,640
euglena Co., Ltd. (b)	5,000	47,919
Ezaki Glico Co., Ltd.	2,700	108,611
FAN Communications, Inc.	5,200	19,388
Fancl Corp.	16,900	571,235
FANUC Corp.	96,055	22,761,993
Fast Retailing Co., Ltd.	23,800	18,981,846
Feed One Co., Ltd.	450,080	3,726,907
FFRI, Inc. (b)(c)	7,500	149,186
Financial Products Group Co., Ltd.	148,500	970,290
See accompanying notes to financial statements.
97

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
FINDEX, Inc.	130,200	$ 1,279,613
Fixstars Corp.	7,700	71,983
Focus Systems Corp. (c)	13,300	118,797
Foster Electric Co., Ltd.	151,500	1,790,579
FP Corp. (c)	11,600	472,923
Freee KK (b)(c)	3,100	263,710
Frontier Real Estate Investment Corp. REIT	177	755,253
Fuji Corp.	29,600	759,421
Fuji Electric Co., Ltd.	38,300	1,597,855
Fuji Kyuko Co., Ltd. (c)	11,500	611,946
Fuji Oil Holdings, Inc. (c)	20,000	534,480
Fuji Seal International, Inc.	17,500	391,810
Fuji Soft, Inc.	10,800	560,036
FUJIFILM Holdings Corp.	249,910	14,861,164
Fujitec Co., Ltd.	30,500	650,851
Fujitsu General, Ltd.	23,800	664,462
Fujitsu, Ltd.	140,051	20,278,878
Fukuoka Financial Group, Inc. (c)	300,634	5,710,686
Fukuoka REIT Corp.	10	15,728
Fukuyama Transporting Co., Ltd.	9,000	371,403
Furukawa Electric Co., Ltd. (c)	146,755	3,944,456
Fuyo General Lease Co., Ltd.	10,000	689,593
GA Technologies Co., Ltd. (b)(c)	15,300	306,138
Gakujo Co., Ltd. (c)	17,400	248,009
giftee, Inc. (b)(c)	8,200	258,986
Glory, Ltd.	15,000	323,077
GLP J-REIT	1,512	2,487,616
GMO internet, Inc.	26,400	757,357
GMO Payment Gateway, Inc.	7,400	983,095
GNI Group, Ltd. (b)(c)	36,900	725,644
Goldwin, Inc.	7,600	486,950
GS Yuasa Corp. (c)	3,400	92,308
Gumi, Inc. (c)	15,300	125,862
GungHo Online Entertainment, Inc.	8,100	160,241
Gunma Bank, Ltd.	155,300	557,956
Gurunavi, Inc. (b)(c)	5,200	29,035
H.U. Group Holdings, Inc. (c)	20,000	672,398
Hachijuni Bank, Ltd.	292,100	1,065,306
Hakuhodo DY Holdings, Inc.	147,900	2,469,462
Hamamatsu Photonics KK	144,300	8,540,471
Hankyu Hanshin Holdings, Inc.	149,000	4,780,136
Hankyu Hanshin REIT, Inc.	1,524	2,082,570
See accompanying notes to financial statements.
98

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Harmonic Drive Systems, Inc. (c)	10,200	$ 690,462
Haseko Corp.	148,300	2,078,884
Hazama Ando Corp.	103,800	797,522
Heiwa Real Estate REIT, Inc.	4,478	6,297,567
Hikari Tsushin, Inc.	5,000	1,007,692
Hino Motors, Ltd.	145,000	1,249,231
Hirogin Holdings, Inc. (c)	15,500	94,964
Hirose Electric Co., Ltd.	8,240	1,269,184
Hisamitsu Pharmaceutical Co., Inc.	23,800	1,552,923
Hitachi Construction Machinery Co., Ltd.	13,700	439,516
Hitachi Metals, Ltd. (b)(c)	147,000	2,423,837
Hitachi Transport System, Ltd.	18,400	619,439
Hitachi, Ltd.	484,895	21,958,503
Hokkoku Bank, Ltd.	16,555	422,939
Hokuhoku Financial Group, Inc.	28,600	266,329
Hokuriku Electric Power Co.	145,900	999,514
Honda Motor Co., Ltd.	766,775	23,031,007
Horiba, Ltd.	4,900	309,520
Hoshizaki Corp.	15,400	1,376,941
House Foods Group, Inc.	12,000	395,294
Hoya Corp.	152,106	17,901,706
Hulic Co., Ltd.	150,500	1,777,398
Hulic Reit, Inc.	1,114	1,747,115
Hyakugo Bank, Ltd.	143,850	434,805
Ibiden Co., Ltd.	150,300	6,923,321
IBJ, Inc.	17,100	147,168
Ichigo Office REIT Investment Corp.	5,989	5,138,074
Idemitsu Kosan Co., Ltd. (c)	122,694	3,168,947
IHI Corp. (c)	30,800	625,756
Iida Group Holdings Co., Ltd. (c)	129,900	3,145,814
Inaba Denki Sangyo Co., Ltd.	23,600	569,817
Industrial & Infrastructure Fund Investment Corp. REIT	160	274,968
Infomart Corp.	592,400	5,109,115
Inpex Corp.	453,000	3,099,258
Intage Holdings, Inc.	293,000	3,449,710
Internet Initiative Japan, Inc. (c)	23,000	540,760
Invesco Office J-Reit, Inc.	4,225	666,441
Invincible Investment Corp. REIT	2,769	1,046,206
IR Japan Holdings, Ltd.	3,600	435,584
Iriso Electronics Co., Ltd.	4,400	196,507
Isetan Mitsukoshi Holdings, Ltd. (c)	152,800	1,075,823
Isuzu Motors, Ltd.	603,100	6,489,465
See accompanying notes to financial statements.
99

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
ITmedia, Inc.	9,100	$ 153,424
Ito En, Ltd.	8,200	503,873
ITOCHU Corp. (c)	690,350	22,409,823
Itochu Techno-Solutions Corp.	23,600	761,394
Itoham Yonekyu Holdings, Inc.	86,800	572,644
Iwatani Corp.	18,400	1,137,303
Iyo Bank, Ltd.	149,200	896,550
Izumi Co., Ltd.	6,100	239,308
J Front Retailing Co., Ltd.	143,900	1,368,678
JAFCO Group Co., Ltd. (c)	2,100	125,050
Japan Airlines Co., Ltd. (b)	14,000	312,941
Japan Airport Terminal Co., Ltd. (b)(c)	18,600	915,692
Japan Excellent, Inc. REIT	1,441	1,870,040
Japan Exchange Group, Inc.	299,000	7,021,765
Japan Hotel REIT Investment Corp.	1,513	853,031
Japan Logistics Fund, Inc. REIT	37	104,471
Japan Metropolitan Fund Invest REIT	10,307	10,549,518
Japan Post Bank Co., Ltd. (c)	12,600	121,325
Japan Post Holdings Co., Ltd. (b)	387,500	3,460,147
Japan Post Insurance Co., Ltd.	14,300	294,282
Japan Prime Realty Investment Corp. REIT	120	448,507
Japan Real Estate Investment Corp. REIT	151	892,335
Japan Steel Works, Ltd.	31,100	739,364
Japan Tobacco, Inc.	443,100	8,521,154
JCR Pharmaceuticals Co., Ltd.	24,400	791,620
Jeol, Ltd.	15,300	607,846
JFE Holdings, Inc.	299,710	3,696,875
JGC Holdings Corp.	145,200	1,781,821
JSR Corp.	295,100	8,919,765
J-Stream, Inc. (c)	4,700	203,950
JTEKT Corp.	146,200	1,495,077
Kadokawa Dwango	23,400	909,529
Kagome Co., Ltd.	11,700	372,176
Kajima Corp.	145,337	2,066,284
Kakaku.com, Inc.	147,600	4,033,955
Kaken Pharmaceutical Co., Ltd.	2,000	78,462
Kamigumi Co., Ltd.	18,400	349,184
Kaneka Corp.	7,600	312,941
Kansai Electric Power Co., Inc.	595,200	6,452,938
Kansai Paint Co., Ltd.	147,700	3,949,805
Kao Corp.	267,100	17,676,944
Katitas Co., Ltd.	20,300	567,665
See accompanying notes to financial statements.
100

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kawasaki Heavy Industries, Ltd. (b)	40,200	$ 997,542
Kawasaki Kisen Kaisha, Ltd. (b)(c)	33,700	773,118
KDDI Corp.	775,700	23,832,593
Keihan Holdings Co., Ltd.	22,700	944,977
Keikyu Corp.	149,300	2,257,740
Keio Corp.	14,700	989,756
Keisei Electric Railway Co., Ltd.	145,400	4,763,330
Kenedix Office Investment Corp. REIT	42	299,131
Kenedix Residential Next Investment Corp. REIT	223	435,909
Kewpie Corp.	5,500	125,430
Key Coffee, Inc.	16,100	309,907
Keyence Corp.	100,000	45,493,213
Kikkoman Corp.	24,800	1,479,023
Kinden Corp.	43,500	742,059
Kintetsu Group Holdings Co., Ltd. (b)	24,410	932,219
Kirin Holdings Co., Ltd.	443,700	8,514,623
Kiyo Bank, Ltd.	303,000	4,543,629
KNT-CT Holdings Co., Ltd. (b)(c)	71,300	660,090
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,336,824
Kobe Bussan Co., Ltd. (c)	30,400	815,710
Kobe Steel, Ltd. (b)	151,499	1,025,532
Koei Tecmo Holdings Co., Ltd.	21,060	946,271
Koito Manufacturing Co., Ltd.	16,700	1,121,394
Kokuyo Co., Ltd.	112,600	1,746,574
Komatsu, Ltd.	503,720	15,585,689
Konami Holdings Corp.	26,100	1,556,552
Konica Minolta, Inc. (c)	456,075	2,476,425
Kose Corp. (c)	10,300	1,459,710
K's Holdings Corp.	143,900	1,980,741
Kubota Corp.	614,250	14,005,456
Kuraray Co., Ltd.	151,100	1,727,052
Kurita Water Industries, Ltd.	150,610	6,467,371
Kusuri no Aoki Holdings Co., Ltd. (c)	7,000	537,195
Kyocera Corp.	150,900	9,593,416
Kyoritsu Maintenance Co., Ltd. (c)	1,200	39,801
Kyowa Exeo Corp.	12,400	327,899
Kyowa Kirin Co., Ltd.	145,400	4,355,421
Kyudenko Corp.	8,200	313,900
Kyushu Electric Power Co., Inc.	153,600	1,517,929
Kyushu Financial Group, Inc.	145,200	624,163
Kyushu Railway Co.	18,500	430,941
LaSalle Logiport REIT	298	452,528
See accompanying notes to financial statements.
101

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Lasertec Corp.	31,600	$ 4,152,326
Lawson, Inc. (c)	12,900	633,909
Leopalace21 Corp. (b)	1,600	2,215
Like Co., Ltd. (c)	6,200	113,115
Lion Corp.	143,700	2,807,677
Lixil Corp.	145,500	4,048,982
Locondo, Inc. (b)(c)	26,200	526,845
M3, Inc.	284,500	19,492,756
Mabuchi Motor Co., Ltd.	3,500	154,095
Maeda Corp.	35,900	310,592
Maeda Road Construction Co., Ltd.	22,900	444,115
Makita Corp.	146,700	6,299,471
Mani, Inc.	21,000	528,326
Marubeni Corp. (c)	1,501,050	12,508,297
Maruha Nichiro Corp.	10,200	242,308
Marui Group Co., Ltd. (c)	145,800	2,743,151
Maruichi Steel Tube, Ltd.	10,200	233,077
Matsumotokiyoshi Holdings Co., Ltd.	22,600	1,008,308
Matsuya Co., Ltd. (b)(c)	297,600	2,472,369
Maxvalu Tokai Co., Ltd.	5,100	119,723
Mazda Motor Corp. (b)(c)	300,200	2,450,501
McDonald's Holdings Co. Japan, Ltd.	20,100	927,692
Mebuki Financial Group, Inc.	442,700	1,045,653
Medical Data Vision Co., Ltd.	3,800	73,558
Medipal Holdings Corp.	301,999	5,804,940
Medley, Inc. (b)(c)	28,100	1,124,000
MedPeer, Inc. (b)	15,500	917,376
MEIJI Holdings Co., Ltd. (c)	29,100	1,875,041
Meiko Network Japan Co., Ltd.	297,500	1,607,308
Meitec Corp.	10,500	580,588
Menicon Co., Ltd.	10,100	596,860
Mercari, Inc. (b)	25,300	1,149,376
Milbon Co., Ltd.	1,200	65,919
MINEBEA MITSUMI, Inc.	152,800	3,911,957
Mirait Holdings Corp.	39,700	656,397
MISUMI Group, Inc.	147,700	4,297,335
Mitsubishi Chemical Holdings Corp.	744,800	5,593,751
Mitsubishi Corp.	770,038	21,811,936
Mitsubishi Electric Corp.	1,099,350	16,778,767
Mitsubishi Estate Co., Ltd.	600,225	10,497,148
Mitsubishi Estate Logistics REIT Investment Corp.	139	547,195
Mitsubishi Gas Chemical Co., Inc.	145,400	3,571,182
See accompanying notes to financial statements.
102

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	31,410	$ 980,390
Mitsubishi Logistics Corp.	4,500	137,851
Mitsubishi Materials Corp.	17,100	399,877
Mitsubishi Motors Corp. (b)(c)	449,400	1,281,095
Mitsubishi UFJ Financial Group, Inc.	4,671,824	25,016,455
Mitsubishi UFJ Lease & Finance Co., Ltd. (c)	293,400	1,773,676
Mitsui & Co., Ltd.	955,126	19,897,738
Mitsui Chemicals, Inc.	108,510	3,432,058
Mitsui Fudosan Co., Ltd.	452,400	10,290,565
Mitsui Fudosan Logistics Park, Inc. REIT	136	673,231
Mitsui Mining & Smelting Co., Ltd.	3,200	111,204
Mitsui OSK Lines, Ltd. (c)	14,255	499,893
Miura Co., Ltd.	16,300	882,118
Mixi, Inc.	2,100	52,643
Mizuho Financial Group, Inc. (c)	1,174,970	17,002,507
Mochida Pharmaceutical Co., Ltd.	12,000	465,882
Money Forward, Inc. (b)	21,600	817,086
MonotaRO Co., Ltd.	83,400	2,259,725
Mori Hills REIT Investment Corp.	482	668,693
Mori Trust Sogo Reit, Inc.	237	333,087
Morinaga & Co., Ltd.	2,600	93,059
Morinaga Milk Industry Co., Ltd.	12,000	632,036
MS&AD Insurance Group Holdings, Inc.	299,999	8,820,785
Murata Manufacturing Co., Ltd.	328,000	26,245,937
Musashino Bank, Ltd.	149,855	2,477,693
Nabtesco Corp.	15,000	686,878
Nachi-Fujikoshi Corp.	1,500	65,362
Nagase & Co., Ltd.	116,900	1,829,141
Nagoya Railroad Co., Ltd. (b)	131,700	3,138,155
Nakanishi, Inc.	32,700	682,113
Nankai Electric Railway Co., Ltd.	29,100	669,432
NanoCarrier Co., Ltd. (b)(c)	301,200	836,818
Nanto Bank, Ltd.	149,655	2,670,766
NEC Corp.	33,800	1,994,353
NEC Networks & System Integration Corp.	32,100	565,890
NET One Systems Co., Ltd.	18,600	595,032
Nexon Co., Ltd.	284,400	9,239,783
NexTone, Inc. (b)	18,000	553,032
NGK Insulators, Ltd.	149,200	2,732,858
NGK Spark Plug Co., Ltd.	130,800	2,262,071
NH Foods, Ltd.	28,800	1,236,706
NHK Spring Co., Ltd. (c)	146,000	1,096,652
See accompanying notes to financial statements.
103

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nichias Corp.	24,600	$ 625,575
Nichirei Corp.	142,900	3,684,363
Nidec Corp.	282,100	34,298,765
Nifco, Inc.	5,000	182,579
Nihon Kohden Corp.	21,800	637,231
Nihon M&A Center, Inc.	65,400	1,771,423
Nihon Parkerizing Co., Ltd.	40,600	439,068
Nihon Unisys, Ltd.	19,300	595,593
Nikkon Holdings Co., Ltd.	14,700	295,729
Nikon Corp.	299,400	2,804,335
Nintendo Co., Ltd.	43,900	24,556,190
Nippo Corp. (c)	20,700	565,738
Nippon Accommodations Fund, Inc. REIT	119	698,923
Nippon Building Fund, Inc. REIT	284	1,673,158
Nippon Electric Glass Co., Ltd.	33,700	782,267
Nippon Express Co., Ltd.	27,000	2,013,394
Nippon Gas Co., Ltd.	43,500	758,199
Nippon Kayaku Co., Ltd.	92,700	896,799
Nippon Paint Holdings Co., Ltd.	645,500	9,317,398
Nippon Paper Industries Co., Ltd. (c)	4,200	50,400
Nippon Prologis REIT, Inc.	1,433	4,610,240
NIPPON REIT Investment Corp.	97	370,882
Nippon Sanso Holdings Corp.	144,200	2,745,672
Nippon Shinyaku Co., Ltd.	18,500	1,377,873
Nippon Shokubai Co., Ltd.	12,200	699,982
Nippon Steel Corp.	442,300	7,551,122
Nippon Suisan Kaisha, Ltd.	903,900	4,351,808
Nippon Telegraph & Telephone Corp.	533,500	13,721,330
Nippon Television Holdings, Inc.	2,000	26,317
Nippon Yusen KK	16,555	565,567
Nipro Corp. (c)	122,600	1,483,404
Nishi-Nippon Railroad Co., Ltd.	16,000	428,163
Nissan Chemical Corp.	24,900	1,331,756
Nissan Motor Co., Ltd. (b)	1,188,941	6,626,867
Nissei ASB Machine Co., Ltd.	4,300	204,688
Nisshin Seifun Group, Inc.	146,900	2,459,412
Nissin Foods Holdings Co., Ltd.	10,400	772,706
Nitori Holdings Co., Ltd.	14,600	2,830,814
Nitto Boseki Co., Ltd. (c)	14,600	531,810
Nitto Denko Corp.	145,100	12,422,136
NOF Corp.	11,300	592,100
NOK Corp.	5,700	77,427
See accompanying notes to financial statements.
104

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	1,759,685	$ 9,258,650
Nomura Real Estate Holdings, Inc.	33,900	817,588
Nomura Real Estate Master Fund, Inc. REIT	1,532	2,307,012
Nomura Research Institute, Ltd.	118,300	3,666,765
NSD Co., Ltd.	29,700	494,821
NSK, Ltd.	153,500	1,576,674
NTN Corp. (b)	281,500	868,701
NTT Data Corp. (c)	599,200	9,288,956
Obayashi Corp.	301,550	2,769,894
Obic Co., Ltd.	8,000	1,464,615
Odakyu Electric Railway Co., Ltd.	151,899	4,158,321
Ogaki Kyoritsu Bank, Ltd.	16,555	333,647
Oisix ra daichi, Inc. (b)	4,200	110,796
Oji Holdings Corp.	316,200	2,048,862
Oki Electric Industry Co., Ltd.	3,600	37,466
OKUMA Corp.	11,800	678,100
Olympus Corp.	602,800	12,497,871
Omron Corp.	145,000	11,337,557
OncoTherapy Science, Inc. (b)(c)	280,500	312,231
Ono Pharmaceutical Co., Ltd.	294,700	7,707,538
Open House Co., Ltd.	21,200	905,557
Oracle Corp.	8,500	830,769
Oriental Land Co., Ltd.	120,700	18,159,615
ORIX Corp.	599,300	10,131,153
Orix JREIT, Inc.	1,418	2,468,988
Osaka Gas Co., Ltd.	161,000	3,142,778
OSG Corp.	39,500	704,566
Otsuka Corp.	28,300	1,326,643
Otsuka Holdings Co., Ltd.	295,500	12,534,014
Outsourcing, Inc.	45,700	737,817
PALTAC Corp.	12,000	650,498
Pan Pacific International Holdings Corp.	181,400	4,286,293
Panasonic Corp.	1,065,550	13,726,791
Park24 Co., Ltd. (b)	5,100	95,492
Penta-Ocean Construction Co., Ltd.	139,000	1,093,131
PeptiDream, Inc. (b)	25,100	1,149,376
Persol Holdings Co., Ltd.	136,900	2,681,010
Pharma Foods International Co., Ltd. (c)	96,800	3,127,385
Pigeon Corp. (c)	129,600	4,925,973
Pilot Corp.	15,200	485,575
Pola Orbis Holdings, Inc.	30,800	742,545
Precision System Science Co., Ltd. (b)(c)	34,700	302,408
See accompanying notes to financial statements.
105

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Premier Investment Corp. REIT	285	$ 407,769
Raccoon Holdings, Inc. (c)	11,200	274,071
Rakuten, Inc.	301,800	3,602,481
Raysum Co., Ltd.	3,300	26,938
Recruit Holdings Co., Ltd.	744,400	36,384,655
Relo Group, Inc.	10,000	211,946
Renesas Electronics Corp. (b)	146,200	1,587,692
Rengo Co., Ltd.	158,400	1,377,578
RENOVA, Inc. (b)(c)	15,500	522,511
ReproCELL, Inc. (b)(c)	301,000	1,125,004
Resona Holdings, Inc.	1,045,500	4,397,723
Resorttrust, Inc.	37,100	620,460
Ricoh Co., Ltd. (c)	298,000	3,031,240
Ringer Hut Co., Ltd.	900	18,529
Rinnai Corp.	5,100	571,846
Riso Kyoiku Co., Ltd.	466,218	1,426,079
Rock Field Co., Ltd. (c)	296,800	4,531,236
Rohm Co., Ltd.	12,300	1,203,285
Rohto Pharmaceutical Co., Ltd.	28,501	761,660
Ryohin Keikaku Co., Ltd.	113,400	2,686,708
Sakata Seed Corp.	12,700	470,072
San-In Godo Bank, Ltd.	143,950	730,823
Sankyo Co., Ltd.	10,000	265,430
Sankyu, Inc.	7,300	321,068
Sanrio Co., Ltd. (c)	3,900	61,906
Sansan, Inc. (b)	8,100	697,113
Santen Pharmaceutical Co., Ltd.	153,600	2,117,039
Sanwa Holdings Corp.	144,200	1,890,912
Sapporo Holdings, Ltd.	17,300	358,995
Sawai Pharmaceutical Co., Ltd.	12,300	590,511
SBI Holdings, Inc.	144,800	3,931,222
SCREEN Holdings Co., Ltd.	13,100	1,154,697
SCSK Corp.	13,100	777,701
Secom Co., Ltd.	150,048	12,646,127
Sega Sammy Holdings, Inc.	132,100	2,064,585
Seibu Holdings, Inc. (b)	145,700	1,608,633
Seiko Epson Corp. (c)	153,900	2,506,968
Seino Holdings Co., Ltd.	144,900	2,022,043
Sekisui Chemical Co., Ltd.	152,700	2,936,538
Sekisui House Reit, Inc.	2,854	2,376,181
Sekisui House, Ltd.	299,400	6,432,358
Senko Group Holdings Co., Ltd. (c)	56,600	536,804
See accompanying notes to financial statements.
106

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Seria Co., Ltd.	3,800	$ 132,914
Seven & i Holdings Co., Ltd.	360,128	14,545,260
Seven Bank, Ltd. (c)	302,900	693,518
SG Holdings Co., Ltd.	268,400	6,162,270
Sharp Corp. (c)	115,000	1,987,783
SHIFT, Inc. (b)	4,000	473,846
Shiga Bank, Ltd.	2,310	50,088
Shikoku Bank, Ltd.	1,820	12,880
Shikoku Electric Power Co., Inc.	145,000	1,128,507
Shimadzu Corp.	150,700	5,462,023
Shimamura Co., Ltd.	9,000	1,040,090
Shimano, Inc.	14,200	3,389,366
Shimizu Corp.	298,113	2,417,278
Shin-Etsu Chemical Co., Ltd.	159,217	26,814,736
Shinko Electric Industries Co., Ltd.	28,200	874,072
Shinsei Bank, Ltd.	51,200	828,930
Shionogi & Co., Ltd.	149,600	8,058,092
Ship Healthcare Holdings, Inc.	19,200	540,380
Shiseido Co., Ltd.	158,400	10,639,319
Shizuoka Bank, Ltd.	287,800	2,265,937
SHO-BOND Holdings Co., Ltd.	17,600	759,747
Shochiku Co., Ltd. (b)	3,400	422,154
Showa Denko KK	122,500	3,492,081
Silver Life Co., Ltd. (b)	31,100	597,514
Skylark Holdings Co., Ltd. (b)	138,700	2,078,617
SMC Corp.	25,500	14,840,769
SMS Co., Ltd.	168,600	5,157,176
Softbank Corp. (c)	461,700	6,010,457
SoftBank Group Corp.	751,972	63,492,296
Sohgo Security Services Co., Ltd.	26,200	1,240,054
Sojitz Corp. (c)	595,000	1,680,000
Sompo Holdings, Inc.	250,900	9,631,835
Sony Corp.	597,420	62,688,551
Sosei Group Corp. (b)	30,300	540,738
Sotetsu Holdings, Inc.	11,800	264,726
Square Enix Holdings Co., Ltd.	24,700	1,374,706
Stanley Electric Co., Ltd.	137,073	4,087,380
Starts Proceed Investment Corp. REIT	51	103,800
Subaru Corp. (c)	299,900	5,981,716
Sugi Holdings Co., Ltd.	8,100	642,869
SUMCO Corp.	142,900	3,266,655
Sumitomo Bakelite Co., Ltd.	15,300	626,538
See accompanying notes to financial statements.
107

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sumitomo Chemical Co., Ltd.	1,498,550	$ 7,770,762
Sumitomo Corp.	754,775	10,771,766
Sumitomo Dainippon Pharma Co., Ltd.	131,200	2,287,985
Sumitomo Electric Industries, Ltd.	453,620	6,806,353
Sumitomo Forestry Co., Ltd.	141,900	3,064,013
Sumitomo Heavy Industries, Ltd. (c)	14,800	411,855
Sumitomo Metal Mining Co., Ltd.	36,200	1,565,609
Sumitomo Mitsui Financial Group, Inc.	357,300	12,956,571
Sumitomo Mitsui Trust Holdings, Inc.	295,655	10,325,182
Sumitomo Osaka Cement Co., Ltd. (c)	8,800	280,724
Sumitomo Realty & Development Co., Ltd.	168,100	5,942,069
Sumitomo Rubber Industries, Ltd.	145,500	1,718,348
Sun Corp. (b)(c)	3,000	99,774
Sun Frontier Fudousan Co., Ltd.	3,100	27,128
Sundrug Co., Ltd.	3,900	142,941
Suntory Beverage & Food, Ltd.	11,100	413,362
SuRaLa Net Co., Ltd. (b)	1,600	55,819
Suruga Bank, Ltd. (c)	144,600	558,771
Sushiro Global Holdings, Ltd.	27,000	1,194,842
Suzuken Co., Ltd.	11,800	461,855
Suzuki Motor Corp.	163,300	7,426,086
Sysmex Corp.	118,000	12,734,389
Systena Corp.	29,700	594,538
T&D Holdings, Inc.	449,800	5,804,659
Tadano, Ltd.	5,200	55,859
Taiheiyo Cement Corp.	17,700	466,287
Taisei Corp.	135,787	5,247,154
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	407,077
Taiyo Yuden Co., Ltd.	155,100	7,298,824
Takara Bio, Inc.	19,600	526,451
Takara Holdings, Inc. (c)	127,300	1,736,119
Takashimaya Co., Ltd.	94,500	1,009,995
Takeda Pharmaceutical Co., Ltd.	627,215	22,619,473
Takeuchi Manufacturing Co., Ltd.	152,300	4,265,778
Takuma Co., Ltd.	33,400	724,523
TDK Corp.	16,955	2,352,219
TechnoPro Holdings, Inc.	9,800	817,701
Teijin, Ltd.	300,510	5,186,177
tella, Inc. (b)(c)	85,100	177,901
TerraSky Co., Ltd. (b)(c)	24,200	734,760
Terumo Corp.	300,400	10,871,490
THK Co., Ltd.	14,200	492,181
See accompanying notes to financial statements.
108

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TIS, Inc.	107,300	$ 2,564,519
Toagosei Co., Ltd.	55,100	647,238
Tobu Railway Co., Ltd.	136,600	3,678,928
Toda Corp.	132,300	970,998
Toei Co., Ltd.	3,400	735,077
Toho Bank, Ltd.	12,101	26,940
Toho Co., Ltd.	144,100	5,855,285
Toho Gas Co., Ltd. (c)	29,600	1,829,575
Toho Holdings Co., Ltd.	13,500	248,009
Tohoku Electric Power Co., Inc.	297,400	2,812,516
Tokai Carbon Co., Ltd.	144,800	2,341,698
Tokio Marine Holdings, Inc.	337,265	16,069,685
Tokuyama Corp.	9,100	230,012
Tokyo Century Corp.	6,500	437,647
Tokyo Dome Corp. (b)	1,800	21,144
Tokyo Electric Power Co. Holdings, Inc. (b)	599,775	2,002,869
Tokyo Electron, Ltd.	90,155	38,175,135
Tokyo Gas Co., Ltd.	143,895	3,206,710
Tokyo Ohka Kogyo Co., Ltd.	14,100	883,005
Tokyo Seimitsu Co., Ltd.	14,500	661,357
Tokyo Tatemono Co., Ltd.	144,000	2,190,624
Tokyu Corp.	166,875	2,226,007
Tokyu Fudosan Holdings Corp.	154,200	914,036
Tokyu REIT, Inc.	379	620,462
Topcon Corp.	45,200	548,945
Toppan Printing Co., Ltd.	133,600	2,260,923
Toray Industries, Inc.	1,433,250	9,241,544
Torikizoku Co., Ltd. (b)(c)	34,800	518,063
Toshiba Corp.	290,451	9,830,649
Tosoh Corp.	140,900	2,700,690
TOTO, Ltd.	129,100	7,944,615
Toyo Seikan Group Holdings, Ltd. (c)	142,900	1,701,868
Toyo Suisan Kaisha, Ltd.	30,900	1,300,317
Toyo Tire Corp.	144,000	2,551,602
Toyoda Gosei Co., Ltd.	16,000	421,068
Toyota Boshoku Corp. (c)	36,100	597,855
Toyota Industries Corp.	144,700	12,911,692
Toyota Motor Corp.	1,058,488	82,533,327
Toyota Tsusho Corp.	144,100	6,057,416
Trend Micro, Inc.	20,000	1,002,715
TS Tech Co., Ltd.	36,400	543,200
Tsumura & Co.	3,500	125,271
See accompanying notes to financial statements.
109

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tsuruha Holdings, Inc.	10,000	$ 1,292,308
Ube Industries, Ltd.	35,100	749,012
Ulvac, Inc.	18,500	779,344
Unicharm Corp.	152,500	6,410,520
United Urban Investment Corp. REIT	1,483	1,994,333
Ushio, Inc.	30,600	404,031
USS Co., Ltd.	145,510	2,849,626
Valor Holdings Co., Ltd.	18,900	425,378
Wacoal Holdings Corp.	25,300	562,095
Wacom Co., Ltd.	62,600	420,921
Warabeya Nichiyo Holdings Co., Ltd.	150,100	2,294,289
Welcia Holdings Co., Ltd.	13,000	447,059
West Japan Railway Co.	115,800	6,429,258
Workman Co., Ltd. (c)	5,600	401,882
Yakult Honsha Co., Ltd.	142,500	7,221,719
Yamada Holdings Co., Ltd.	753,580	4,071,378
Yamagata Bank, Ltd.	1,634	16,798
Yamaguchi Financial Group, Inc.	12,000	79,928
Yamaha Corp.	145,700	7,924,498
Yamaha Motor Co., Ltd.	146,800	3,601,582
Yamanashi Chuo Bank, Ltd.	1,510	12,558
Yamato Holdings Co., Ltd.	150,700	4,139,136
Yamazaki Baking Co., Ltd.	144,900	2,345,938
Yaoko Co., Ltd. (c)	27,100	1,667,692
Yaskawa Electric Corp.	145,600	7,260,235
Yokogawa Electric Corp.	145,300	2,679,832
Yokohama Rubber Co., Ltd.	46,600	835,005
Yoshinoya Holdings Co., Ltd. (c)	22,600	449,955
Z Holdings Corp. (c)	430,200	2,143,603
Zenkoku Hosho Co., Ltd.	15,800	726,371
Zenrin Co., Ltd.	2,100	25,181
Zensho Holdings Co., Ltd.	20,500	525,208
Zeon Corp.	132,700	2,124,401
ZOZO, Inc.	33,800	1,000,235
		2,401,309,382
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	64,383	2,021,754
LUXEMBOURG — 0.1%
APERAM SA	20,948	945,907
ArcelorMittal SA (b)	240,669	6,966,796
Eurofins Scientific SE (b)(c)	44,820	4,293,696
See accompanying notes to financial statements.
110

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SES SA	155,150	$ 1,235,223
Tenaris SA	172,817	1,952,310
		15,393,932
MACAU — 0.2%
Galaxy Entertainment Group, Ltd. (b)	1,361,000	12,254,243
MGM China Holdings, Ltd. (c)	404,400	717,828
Sands China, Ltd. (b)	1,181,200	5,902,620
SJM Holdings, Ltd.	57,000	74,490
Wynn Macau, Ltd. (b)	582,400	1,132,670
		20,081,851
MALTA — 0.0% (a)
Catena Media PLC (b)	60,932	331,074
Kindred Group PLC SDR (b)	103,835	1,830,988
		2,162,062
MEXICO — 0.0% (a)
Fresnillo PLC	91,795	1,094,506
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)(c)	43,872	706,504
NETHERLANDS — 3.7%
Aalberts NV	43,317	2,199,331
ABN AMRO Bank NV (b)(e)	186,473	2,270,514
Adyen NV (b)(e)	9,565	21,398,650
Aegon NV	1,268,745	6,039,179
Akzo Nobel NV	130,577	14,622,343
Argenx SE (b)(c)	15,259	4,203,705
ASML Holding NV	198,189	120,425,544
ASR Nederland NV	67,444	3,028,788
Euronext NV (e)	31,372	3,167,261
EXOR NV	44,883	3,794,904
Fugro NV (b)	56,688	595,964
Heineken Holding NV	43,521	3,882,301
Heineken NV	100,771	10,377,371
IMCD NV	23,775	3,311,215
ING Groep NV	1,906,215	23,371,576
Just Eat Takeaway (b)(e)	27,287	2,517,891
Koninklijke Ahold Delhaize NV	587,074	16,387,209
Koninklijke DSM NV	112,213	19,030,843
Koninklijke KPN NV	2,114,020	7,190,451
Koninklijke Philips NV (b)	430,958	24,654,116
NN Group NV	169,537	8,307,014
See accompanying notes to financial statements.
111

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
OCI NV (b)	18,003	$ 389,959
Pharming Group NV (b)(c)	204,149	265,010
PostNL NV (b)	454,517	2,208,890
Randstad NV (c)	29,878	2,106,234
Royal Dutch Shell PLC Class A	1,867,662	36,430,998
Royal Dutch Shell PLC Class B	1,690,369	31,134,909
SBM Offshore NV (c)	192,413	3,532,352
Shop Apotheke Europe NV (b)(e)	10,428	2,279,620
Signify NV (b)(e)	67,458	3,485,296
Wolters Kluwer NV	139,919	12,188,791
		394,798,229
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)(c)	752,300	4,541,650
Air New Zealand, Ltd. (b)(c)	578,615	692,949
Auckland International Airport, Ltd. (b)	269,354	1,478,954
Contact Energy, Ltd.	321,939	1,580,545
Fisher & Paykel Healthcare Corp., Ltd.	314,605	7,072,712
Fletcher Building, Ltd.	199,253	987,992
Goodman Property Trust REIT	1,071,146	1,695,401
Infratil, Ltd.	519,551	2,592,557
Kiwi Property Group, Ltd.	1,245,770	1,081,869
Meridian Energy, Ltd.	564,388	2,130,501
Ryman Healthcare, Ltd.	186,438	1,997,750
Spark New Zealand, Ltd.	852,291	2,674,122
Vital Healthcare Property Trust REIT	1,038,856	2,117,209
Xero, Ltd. (b)	47,948	4,620,824
		35,265,035
NORWAY — 0.7%
Aker BP ASA	48,168	1,370,046
Aker Carbon Capture A/S (b)	47,713	85,831
Aker Offshore Wind A/S Class A (b)	47,713	36,331
Aker Solutions ASA (b)	64,363	110,761
ArcticZymes Technologies ASA (b)(c)	53,538	457,839
DNB ASA	554,369	11,819,473
DNO ASA (b)	367,761	403,935
Equinor ASA	537,809	10,540,271
Gjensidige Forsikring ASA	84,831	1,993,486
IDEX Biometrics ASA (b)	892,762	272,440
Kahoot! A/S (b)	258,016	2,895,609
Leroy Seafood Group ASA	126,275	1,081,341
Mowi ASA	158,858	3,948,956
See accompanying notes to financial statements.
112

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nordic Nanovector ASA (b)(c)	43,503	$ 122,105
Norsk Hydro ASA	929,868	5,965,028
Norwegian Finans Holding ASA (b)	69,639	783,162
Orkla ASA	673,572	6,615,506
Salmar ASA	24,314	1,680,491
Schibsted ASA Class A (b)	31,539	1,326,387
Schibsted ASA Class B (b)	31,372	1,124,583
SpareBank 1 SR-Bank ASA (c)	82,756	1,017,927
Storebrand ASA (b)	515,457	5,201,458
Telenor ASA	383,763	6,765,928
TGS Nopec Geophysical Co. ASA	52,389	836,189
Tomra Systems ASA	49,428	2,144,147
		68,599,230
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (b)(c)	3,860,695	526,801
EDP - Energias de Portugal SA	1,714,171	9,811,415
Galp Energia SGPS SA	192,870	2,248,666
Jeronimo Martins SGPS SA	111,307	1,877,253
Mota-Engil SGPS SA (b)(c)	249,874	414,084
NOS SGPS SA	592,167	2,160,302
Pharol SGPS SA (b)(c)	685,121	94,211
		17,132,732
SINGAPORE — 1.0%
AIMS APAC REIT	1,353,131	1,299,151
ARA LOGOS Logistics Trust REIT	1,924,117	1,045,405
Ascendas India Trust	860,800	948,187
Ascendas Real Estate Investment Trust	1,084,034	2,460,780
Ascott Residence Trust	1,505,626	1,199,032
BOC Aviation, Ltd. (c)(e)	154,700	1,498,358
CapitaLand Integrated Commercial Trust REIT	1,872,536	3,024,266
CapitaLand, Ltd.	3,090,846	8,649,584
City Developments, Ltd.	294,000	1,746,145
ComfortDelGro Corp., Ltd.	904,700	1,151,412
COSCO Shipping International Singapore Co., Ltd. (b)(c)	4,350,700	906,666
DBS Group Holdings, Ltd.	898,627	19,255,337
Frasers Centrepoint Trust REIT	728,576	1,333,951
Genting Singapore, Ltd.	6,107,864	4,182,223
IGG, Inc. (c)	668,000	860,943
Jardine Cycle & Carriage, Ltd.	84,433	1,414,548
Keppel Corp., Ltd.	1,430,475	5,663,983
Keppel Infrastructure Trust	2,717,400	1,112,362
See accompanying notes to financial statements.
113

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Keppel REIT	445,409	$ 404,435
Lippo Malls Indonesia Retail Trust REIT	9,032,400	443,687
Manulife US Real Estate Investment Trust	1,282,000	935,860
Mapletree Commercial Trust REIT	904,600	1,427,324
Mapletree Logistics Trust REIT	1,063,223	1,527,255
Mapletree North Asia Commercial Trust REIT	1,598,800	1,261,334
Oversea-Chinese Banking Corp., Ltd.	1,334,110	11,667,008
Parkway Life Real Estate Investment Trust	333,000	1,011,194
SATS, Ltd. (b)	299,200	968,681
Sembcorp Industries, Ltd.	435,200	595,987
Sembcorp Marine, Ltd. (b)(c)	2,126,532	269,061
Singapore Airlines, Ltd. (b)	149,089	615,841
Singapore Exchange, Ltd.	443,800	3,293,157
Singapore Press Holdings, Ltd. (c)	747,500	851,202
Singapore Technologies Engineering, Ltd.	306,600	887,670
Singapore Telecommunications, Ltd.	2,800,000	5,084,847
Suntec Real Estate Investment Trust	1,027,500	1,192,989
UG Healthcare Corp., Ltd.	311,400	129,789
United Overseas Bank, Ltd.	594,708	11,432,947
UOL Group, Ltd.	298,554	1,755,416
Venture Corp., Ltd.	136,200	2,033,471
		105,541,488
SOUTH AFRICA — 0.3%
Anglo American PLC	719,062	28,200,163
Investec PLC	260,995	789,328
		28,989,491
SOUTH KOREA — 5.7%
Advanced Process Systems Corp.	16,065	406,682
Alteogen, Inc. (b)	34,271	2,713,215
Amorepacific Corp.	13,552	3,095,376
AMOREPACIFIC Group	13,109	751,733
Anterogen Co., Ltd. (b)	2,551	110,560
Asiana Airlines, Inc. (b)	107,505	1,439,099
BGF retail Co., Ltd.	4,215	588,443
Bioneer Corp. (b)	14,481	207,283
BIT Computer Co., Ltd.	53,242	425,277
BNK Financial Group, Inc.	137,639	825,773
Bukwang Pharmaceutical Co., Ltd.	20,839	434,549
Celltrion Healthcare Co., Ltd. (b)	20,982	2,521,363
Celltrion Pharm, Inc. (b)	2,411	319,549
Celltrion, Inc. (b)	51,369	14,728,730
See accompanying notes to financial statements.
114

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Cheil Worldwide, Inc.	31,843	$ 597,892
CJ CGV Co., Ltd. (b)	78,896	1,955,408
CJ CheilJedang Corp.	5,726	2,079,422
CJ ENM Co., Ltd.	7,138	897,493
CJ Logistics Corp. (b)	4,059	656,326
CMG Pharmaceutical Co., Ltd. (b)	84,446	327,189
Com2uSCorp	4,401	657,185
CORESTEM, Inc. (b)	23,969	347,331
Coway Co., Ltd.	16,638	962,924
CUROCOM Co., Ltd. (b)	54,193	63,925
Dae Han Flour Mills Co., Ltd.	18,412	2,399,620
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	945	23,630
DB HiTek Co., Ltd.	17,426	866,873
DB Insurance Co., Ltd.	28,831	1,204,954
Deutsch Motors, Inc.	56,841	355,084
Digitech Systems Co., Ltd. (b)(f)	19,094	—
DIO Corp. (b)	11,375	375,398
DL E&C Co., Ltd. (b)	6,600	702,717
DL Holdings Co., Ltd.	5,367	414,944
Dongsuh Cos., Inc.	22,594	637,843
Dongwon F&B Co., Ltd.	10,271	1,747,000
Dongwon Industries Co., Ltd.	11,710	2,659,130
Doosan Bobcat, Inc. (b)	22,094	821,875
Doosan Fuel Cell Co., Ltd. (b)	20,815	943,503
Douzone Bizon Co., Ltd.	8,582	744,645
Ecopro BM Co., Ltd.	4,391	632,413
E-MART, Inc.	7,328	1,107,213
Eone Diagnomics Genome Center Co., Ltd. (b)	86,272	377,333
Eubiologics Co., Ltd. (b)	1,242	22,442
Fila Holdings Corp.	22,070	841,458
GAEASOFT (b)	30,246	573,251
Geneonelifescience, Inc. (b)	25,091	259,390
Genexine, Inc. (b)	7,749	653,881
Gravity Co., Ltd. ADR (b)(c)	1,336	153,640
Green Cross Holdings Corp.	16,324	502,665
GS Engineering & Construction Corp.	37,745	1,434,093
GS Holdings Corp.	30,882	1,066,920
GS Home Shopping, Inc.	10,242	1,358,360
GY Commerce Co., Ltd. (b)(f)	32,705	32,510
Hana Financial Group, Inc.	112,460	4,252,960
Hana Tour Service, Inc. (b)	34,598	2,072,670
Hancom, Inc. (b)	74,951	1,172,196
See accompanying notes to financial statements.
115

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hanjin Kal Corp. (b)	15,935	$ 808,190
Hankook Shell Oil Co., Ltd.	4,372	973,487
Hankook Tire & Technology Co., Ltd.	17,575	761,700
Hanmi Pharm Co., Ltd.	3,033	848,195
Hanmi Science Co., Ltd.	16,674	854,510
Hanon Systems	114,969	1,792,978
Hansol Chemical Co., Ltd.	4,113	875,841
Hanssem Co., Ltd.	19,886	2,047,024
Hanwha Aerospace Co., Ltd.	28,208	1,019,401
Hanwha Corp.	23,596	664,045
Hanwha Solutions Corp. (b)	53,704	2,377,354
Harim Co., Ltd. (b)	399,206	1,056,437
HDC Hyundai Engineering Plastics Co., Ltd.	494,280	2,747,092
Helixmith Co., Ltd. (b)	5,288	120,548
Hite Jinro Co., Ltd.	15,358	500,059
HLB, Inc. (b)	18,174	629,486
HMM Co., Ltd. (b)	123,651	3,168,437
Hotel Shilla Co., Ltd. (c)	41,687	3,200,884
HS Industries Co., Ltd.	65,870	452,811
Hugel, Inc. (b)	3,271	515,903
Huons Co., Ltd.	30,962	1,534,763
Huons Global Co., Ltd.	19,090	519,525
Hyundai Bioland Co., Ltd.	118,203	2,370,849
Hyundai Construction Equipment Co., Ltd. (b)	1,173	55,761
Hyundai Electric & Energy System Co., Ltd. (b)	1,518	28,100
Hyundai Elevator Co., Ltd.	38,930	1,575,431
Hyundai Engineering & Construction Co., Ltd.	31,240	1,215,924
Hyundai Glovis Co., Ltd.	5,695	943,506
Hyundai Heavy Industries Holdings Co., Ltd.	4,048	1,042,626
Hyundai Marine & Fire Insurance Co., Ltd.	47,814	1,035,072
Hyundai Mobis Co., Ltd.	29,948	7,726,809
Hyundai Motor Co.	66,814	12,869,849
Hyundai Motor Co. Preference Shares (d)	10,744	930,340
Hyundai Motor Co. Preference Shares (d)	14,860	1,313,011
Hyundai Steel Co.	37,219	1,580,184
Industrial Bank of Korea	116,238	940,791
Inscobee, Inc. (b)	27,816	76,437
Jeil Pharmaceutical Co., Ltd.	3,857	135,979
Jenax, Inc. (b)(f)	97,728	206,595
Kakao Corp.	17,533	7,714,985
Kangstem Biotech Co., Ltd. (b)	14,722	89,106
Kangwon Land, Inc. (b)	37,180	831,150
See accompanying notes to financial statements.
116

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc.	237,085	$ 11,773,074
KCC Corp.	1,210	253,921
KCC Glass Corp.	909	40,079
Kia Motors Corp.	96,082	7,037,948
Kiwi Media Group Co., Ltd. (b)(f)	164,731	16,375
KIWOOM Securities Co., Ltd.	50,234	5,592,652
KMW Co., Ltd. (b)	16,642	951,392
Koh Young Technology, Inc.	62,524	6,353,223
Korea Aerospace Industries, Ltd.	20,957	680,512
Korea Electric Power Corp. ADR (c)	347,753	3,567,946
Korea Investment Holdings Co., Ltd.	25,085	1,897,306
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	11,705	1,380,709
Korea Zinc Co., Ltd.	5,929	2,140,046
Korean Air Lines Co., Ltd. (b)	109,885	2,640,930
KT&G Corp. (c)	55,016	3,956,971
Kumho Petrochemical Co., Ltd.	7,869	1,842,532
LabGenomics Co., Ltd. (b)	17,836	271,066
LG Chem, Ltd.	19,161	13,628,986
LG Chem, Ltd. Preference Shares	8,763	2,973,264
LG Corp.	57,184	4,567,646
LG Display Co., Ltd. ADR (b)(c)	448,957	4,485,080
LG Display Co., Ltd. (b)	95,178	1,913,231
LG Electronics, Inc.	54,280	7,194,168
LG Household & Health Care, Ltd. (c)	4,423	6,135,728
LG Household & Health Care, Ltd. Preference Shares	1,017	615,547
LG Innotek Co., Ltd.	11,604	2,107,022
LG Uplus Corp.	100,385	1,086,562
Lotte Chemical Corp.	5,915	1,573,152
Lotte Corp.	34,325	1,031,191
Lotte Food Co., Ltd.	2,965	991,608
Lotte Shopping Co., Ltd.	5,869	653,408
LS Corp.	12,282	743,377
Mando Corp. (b)	14,647	851,577
ME2ON Co., Ltd.	228,125	1,380,743
Medifron DBT Co., Ltd. (b)	55,637	176,239
MedPacto, Inc. (b)	9,050	710,886
Medy-Tox, Inc.	6,544	1,090,522
Meritz Securities Co., Ltd.	237,111	965,833
Mirae Asset Daewoo Co., Ltd.	169,830	1,479,588
Modetour Network, Inc. (b)	181,783	3,549,728
Muhak Co., Ltd.	104,873	637,531
NAVER Corp.	70,411	23,454,780
See accompanying notes to financial statements.
117

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
NCSoft Corp.	7,338	$ 5,660,326
Netmarble Corp. (e)	27,834	3,172,596
Nexon GT Co., Ltd. (b)	77,629	939,710
NH Investment & Securities Co., Ltd.	63,699	655,704
NHN Corp. (b)	2,750	176,165
NongShim Co., Ltd.	1,666	417,328
OCI Co., Ltd. (b)	5,714	613,431
Orientbio, Inc. (b)	28,345	39,572
Orion Corp/Republic of Korea	7,257	839,997
Orion Holdings Corp.	1,103	13,888
Oscotec, Inc. (b)	10,985	387,763
Ottogi Corp.	2,991	1,506,402
Pearl Abyss Corp. (b)	3,044	828,678
Pharmicell Co., Ltd. (b)	17,793	236,611
POSCO ADR (c)	167,207	12,072,345
POSCO Chemtech Co., Ltd.	13,208	1,808,915
Prostemics Co., Ltd. (b)	41,171	118,775
Rsupport Co., Ltd.	39,213	280,996
S-1 Corp.	16,112	1,163,111
Sajo Industries Co., Ltd.	66,203	2,916,032
Samsung Biologics Co., Ltd. (b)(e)	5,911	3,906,718
Samsung C&T Corp.	40,518	4,457,249
Samsung Electro-Mechanics Co., Ltd.	24,298	4,025,514
Samsung Electronics Co., Ltd. GDR	91,580	167,041,920
Samsung Electronics Co., Ltd. Preference Shares	326,779	21,077,859
Samsung Engineering Co., Ltd. (b)	55,573	687,450
Samsung Fire & Marine Insurance Co., Ltd.	11,802	1,981,339
Samsung Heavy Industries Co., Ltd. (b)	163,150	1,120,102
Samsung Life Insurance Co., Ltd.	35,818	2,471,735
Samsung SDI Co., Ltd.	25,868	15,085,381
Samsung SDS Co., Ltd.	16,207	2,770,978
Samsung Securities Co., Ltd.	43,056	1,500,825
Seegene, Inc.	8,664	995,968
Shin Poong Pharmaceutical Co., Ltd.	11,020	828,630
Shinhan Financial Group Co., Ltd.	179,434	5,937,533
Shinsegae Food Co., Ltd.	25,477	1,677,081
Shinsegae, Inc.	4,413	1,095,695
SillaJen, Inc. (b)(c)(f)	25,450	204,072
SK Chemicals Co., Ltd.	3,324	735,730
SK Holdings Co., Ltd.	14,782	3,683,255
SK Hynix, Inc.	251,807	29,480,387
SK Innovation Co., Ltd. (b)(c)	41,261	7,984,236
See accompanying notes to financial statements.
118

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SK Telecom Co., Ltd. ADR (c)	265,678	$ 7,234,412
SKC Co., Ltd.	8,675	984,968
S-Oil Corp. (b)	17,664	1,267,344
SundayToz Corp. (b)	10,207	198,413
WONIK IPS Co., Ltd.	14,654	669,416
Wonpung Mulsan Co., Ltd. (b)	83,912	148,287
Woori Financial Group, Inc.	61,602	549,751
Youlchon Chemical Co., Ltd.	95,947	1,725,223
Yuhan Corp.	21,964	1,222,648
Yungjin Pharmaceutical Co., Ltd. (b)	37,065	201,086
		598,868,142
SPAIN — 1.9%
Abertis Infraestructuras SA (b)(c)	1,675	12,737
Acciona SA	11,996	2,014,732
Acerinox SA	126,736	1,657,099
ACS Actividades de Construccion y Servicios SA	111,372	3,699,105
Aedas Homes SA (b)(e)	10,350	272,481
Aena SME SA (b)(e)	32,194	5,232,939
Almirall SA	67,226	1,021,608
Amadeus IT Group SA (b)	207,548	14,728,557
Amper SA (b)(c)	2,667,564	656,822
Applus Services SA (b)	107,456	1,115,167
Atresmedia Corp. de Medios de Comunicacion SA (b)	105,541	436,381
Audax Renovables SA (b)(c)	251,914	620,276
Banco Bilbao Vizcaya Argentaria SA	1,679,473	8,736,409
Banco de Sabadell SA	2,158,153	1,156,633
Banco Santander SA (b)	4,808,777	16,373,128
Bankinter SA	380,651	2,648,483
Befesa SA (e)	28,190	1,891,820
CaixaBank SA	1,965,615	6,096,580
Cellnex Telecom SA (c)(e)	141,371	8,158,125
Cia de Distribucion Integral Logista Holdings SA	55,651	1,105,371
CIE Automotive SA	25,272	662,952
Construcciones y Auxiliar de Ferrocarriles SA	20,069	922,255
Deoleo SA (b)(c)	3,058,603	1,527,779
Distribuidora Internacional de Alimentacion SA (b)(c)	899,196	126,925
Ebro Foods SA	47,894	989,575
eDreams ODIGEO SA (b)	128,582	711,786
Enagas SA	105,364	2,293,410
Ence Energia y Celulosa SA (b)	212,197	1,061,176
Endesa SA	141,892	3,762,232
Ercros SA	47,131	141,529
See accompanying notes to financial statements.
119

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Euskaltel SA (e)	78,403	$ 1,022,832
Faes Farma SA	145,194	623,713
Ferrovial SA	178,749	4,670,158
Fluidra SA	47,237	1,351,854
Fomento de Construcciones y Contratas SA	42,315	500,312
Gestamp Automocion SA (b)(e)	78,033	396,747
Global Dominion Access SA (e)	50,954	257,810
Grenergy Renovables (b)	23,264	790,189
Grifols SA (c)	190,259	4,993,240
Grifols SA ADR	117,360	2,029,154
Grupo Catalana Occidente SA	32,232	1,287,997
Grupo Empresarial San Jose SA	13,460	99,030
Grupo Ezentis SA (b)	1,000,000	503,028
Iberdrola SA	2,361,473	30,488,185
Indra Sistemas SA (b)(c)	231,982	2,043,499
Industria de Diseno Textil SA	500,064	16,515,071
Inmobiliaria Colonial Socimi SA REIT	135,535	1,314,974
Laboratorios Farmaceuticos Rovi SA	18,847	1,018,940
Lar Espana Real Estate Socimi SA REIT (b)	107,455	644,088
Let's GOWEX SA (b)(c)(f)	4,019	—
Liberbank SA (b)	2,278,118	819,306
Mapfre SA (c)	446,278	931,530
Mediaset Espana Comunicacion SA (b)	94,065	559,959
Melia Hotels International SA (b)	49,692	369,983
Merlin Properties Socimi SA REIT	146,028	1,496,584
Metrovacesa SA (b)(e)	50,488	439,105
Miquel y Costas & Miquel SA	22,749	411,748
Naturgy Energy Group SA	1,245	30,582
Neinor Homes SA (e)	40,612	500,224
Obrascon Huarte Lain SA (b)(c)	616,555	458,695
Oryzon Genomics SA (b)(c)	61,292	260,412
Pharma Mar SA (c)	23,670	2,752,724
Prosegur Cash SA (e)	731,800	668,285
Prosegur Cia de Seguridad SA	122,798	391,119
Red Electrica Corp. SA	201,211	3,570,896
Repsol SA	803,481	9,972,133
Sacyr SA	277,717	712,206
Siemens Gamesa Renewable Energy SA	103,816	4,026,491
Solaria Energia y Medio Ambiente SA (b)	55,790	1,185,505
Solarpack Corp. Tecnologica SA (b)	25,887	635,882
Soltec Power Holdings SA (b)	61,659	762,361
Talgo SA (b)(e)	39,251	197,674
See accompanying notes to financial statements.
120

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tecnicas Reunidas SA (b)(c)	48,629	$ 712,134
Telefonica SA	1,534,023	6,881,808
Tubacex SA (b)(c)	355,989	753,109
Unicaja Banco SA (b)(e)	860,743	867,473
Viscofan SA	19,472	1,347,952
Zardoya Otis SA	152,088	974,182
		203,074,955
SWEDEN — 3.3%
Sinch AB (b)(e)	11,459	2,019,323
AAK AB	78,663	1,784,206
Alfa Laval AB (b)	274,236	8,306,082
Arjo AB Class B	34,406	256,773
Assa Abloy AB Class B	459,598	13,234,870
Atlas Copco AB Class A	285,309	17,400,762
Atlas Copco AB Class B	181,685	9,473,725
Beijer Ref AB	31,653	1,393,759
BHG Group AB (b)	66,421	1,107,995
Bilia AB Class A (b)	139,852	2,076,208
BillerudKorsnas AB	82,383	1,534,468
Boliden AB	123,441	4,588,516
Boozt AB (b)(e)	30,135	629,923
Bravida Holding AB (e)	90,600	1,250,436
Bure Equity AB	37,919	1,305,106
Castellum AB (c)	123,487	2,728,634
Cell Impact AB (b)	162,742	970,892
Diamyd Medical AB (b)	110,340	334,199
Dometic Group AB (b)(e)	134,099	1,948,492
Electrolux AB Class B (c)	224,190	6,229,572
Electrolux Professional AB Class B (b)	3,346	17,390
Elekta AB Class B (c)	120,634	1,567,385
Enzymatica AB (b)	77,992	96,637
Epiroc AB Class A	296,366	6,725,468
Epiroc AB Class B	181,675	3,792,408
Essity AB Class B (c)	275,231	8,711,980
Evolution Gaming Group AB (e)	114,474	16,889,456
Fabege AB (c)	126,627	1,710,626
Fastighets AB Balder Class B (b)	43,560	2,161,933
G5 Entertainment AB (c)	7,923	451,766
Getinge AB Class B (c)	46,503	1,293,780
H & M Hennes & Mauritz AB Class B (b)(c)	473,068	10,678,399
Hexagon AB Class B	120,389	11,126,898
Hexpol AB	144,659	1,636,403
See accompanying notes to financial statements.
121

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Holmen AB Class B	44,921	$ 1,975,920
Hufvudstaden AB Class A (c)	82,253	1,198,459
Husqvarna AB Class B	190,934	2,755,699
ICA Gruppen AB	35,914	1,759,379
Industrivarden AB Class A (b)	90,286	3,327,084
Industrivarden AB Class C (b)	76,202	2,678,693
Indutrade AB (b)	121,266	2,804,771
Intrum AB	33,007	1,060,308
Investment AB Latour Class B	55,761	1,447,075
Investor AB Class B (b)	181,475	14,499,179
JM AB (c)	37,539	1,272,216
Kancera AB (b)(c)	168,270	347,494
Karo Pharma AB (b)	599,251	3,526,907
Kinnevik AB Class B (c)	149,187	7,267,396
KNOW IT AB (b)	177,511	5,539,391
Kungsleden AB	80,719	845,038
L E Lundbergforetagen AB Class B (b)	33,023	1,806,428
LeoVegas AB (e)	174,782	1,025,676
Loomis AB	32,917	1,003,035
Lundin Energy AB	105,453	3,319,792
MIPS AB	4,071	291,910
Modern Times Group MTG AB Class B (b)	10,313	149,673
Mycronic AB	51,507	1,211,401
NCC AB Class B	65,608	1,109,487
Nibe Industrier AB Class B	174,754	5,429,297
Nolato AB Class B (b)	14,710	1,312,986
Nordic Entertainment Group AB Class B (b)	7,320	326,516
Nyfosa AB (b)	129,124	1,330,305
Pandox AB (b)(c)	34,296	582,335
Saab AB Class B (b)(c)	45,393	1,244,671
Samhallsbyggnadsbolaget i Norden AB (c)	378,125	1,179,105
Sandvik AB (b)	624,310	17,089,862
Sectra AB Class B	18,756	1,181,355
Securitas AB Class B	148,668	2,532,863
Skandinaviska Enskilda Banken AB Class A (c)	805,834	9,841,450
Skanska AB Class B (c)	185,397	4,658,163
SKF AB Class B (c)	169,624	4,830,109
SSAB AB Class B (b)	284,184	1,376,856
Stillfront Group AB (b)	142,110	1,316,543
Svenska Cellulosa AB SCA Class B (b)(c)	228,757	4,056,124
Svenska Handelsbanken AB Class A (c)	690,228	7,511,791
Swedbank AB Class A	477,594	8,432,674
See accompanying notes to financial statements.
122

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Swedish Match AB (c)	73,403	$ 5,741,675
Swedish Orphan Biovitrum AB (b)	102,351	1,639,838
Tele2 AB Class B	397,021	5,365,703
Telefonaktiebolaget LM Ericsson Class B	1,599,403	21,202,921
Telia Co. AB	667,151	2,895,532
Tethys Oil AB	143,009	1,063,999
Thule Group AB (b)(e)	41,151	1,790,262
Trelleborg AB Class B (b)	112,803	2,873,039
Vitrolife AB (b)	46,363	1,363,821
Volvo AB Class A (b)	95,339	2,439,177
Volvo AB Class B (b)(c)	734,654	18,618,573
Wallenstam AB Class B	94,836	1,298,020
Wihlborgs Fastigheter AB	60,272	1,145,792
		349,328,238
SWITZERLAND — 7.2%
ABB, Ltd.	928,995	28,191,146
Adecco Group AG	138,622	9,373,537
Alcon, Inc. (b)	238,514	16,771,882
ALSO Holding AG	2,880	829,283
Aryzta AG	185,489	207,139
Bachem Holding AG Class B	2,858	1,229,868
Baloise Holding AG	22,549	3,852,605
Barry Callebaut AG	1,448	3,286,328
Belimo Holding AG	108	876,715
BKW AG	8,846	966,232
Bucher Industries AG	2,984	1,526,956
Cembra Money Bank AG	12,298	1,360,274
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,753,174
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,102,906
Cie Financiere Richemont SA	242,314	23,362,453
Clariant AG (c)	132,438	2,682,110
Coca-Cola HBC AG	80,869	2,577,382
Comet Holding AG	25,399	5,856,222
Credit Suisse Group AG	856,118	9,007,364
CRISPR Therapeutics AG (b)(c)	19,402	2,364,134
Daetwyler Holding AG	3,242	967,967
DKSH Holding AG	13,969	1,076,822
dormakaba Holding AG (c)	1,413	969,124
Dufry AG (b)(c)	21,530	1,472,317
EMS-Chemie Holding AG	3,010	2,699,293
Flughafen Zurich AG (b)	8,920	1,471,897
Forbo Holding AG	357	648,643
See accompanying notes to financial statements.
123

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Galenica AG (e)	22,384	$ 1,403,236
Geberit AG	17,946	11,471,406
Georg Fischer AG	1,535	2,059,932
Givaudan SA	4,471	17,301,580
Helvetia Holding AG	14,759	1,740,689
Idorsia, Ltd. (b)(c)	45,048	1,212,895
Inficon Holding AG	985	1,039,266
Interroll Holding AG	220	780,747
IWG PLC (b)	315,716	1,483,632
Julius Baer Group, Ltd.	152,938	9,821,572
Kuehne + Nagel International AG	47,630	13,649,058
LafargeHolcim, Ltd. (d)	281,657	16,621,399
LafargeHolcim, Ltd. (d)	4,594	271,802
Leonteq AG (c)	21,012	1,041,502
Logitech International SA	77,919	8,207,926
Lonza Group AG	31,454	17,659,559
Meyer Burger Technology AG (b)(c)	166,804	76,352
Mobimo Holding AG	2,969	910,117
Nestle SA	1,206,134	134,998,837
Novartis AG	1,084,931	93,109,363
OC Oerlikon Corp. AG	86,178	1,000,824
Partners Group Holding AG	8,918	11,437,099
PSP Swiss Property AG	17,976	2,200,324
Roche Holding AG Bearer Shares	1	343
Roche Holding AG	323,454	104,976,916
Schindler Holding AG (d)	20,918	6,169,938
Schindler Holding AG (d)	10,524	3,028,103
Schweiter Technologies AG	317	524,095
SFS Group AG	7,561	943,167
SGS SA	2,939	8,372,161
Sika AG	78,641	22,560,771
Sonova Holding AG (b)	25,694	6,836,081
St Galler Kantonalbank AG	1,373	621,472
STMicroelectronics NV	378,881	14,481,111
Straumann Holding AG	4,518	5,659,801
Sulzer AG	34,900	3,941,848
Swatch Group AG (d)	13,641	3,940,910
Swatch Group AG (d)	26,980	1,509,320
Swiss Life Holding AG	14,959	7,384,531
Swiss Prime Site AG	32,864	3,043,189
Swiss Re AG	157,009	15,508,215
Swisscom AG (c)	11,955	6,440,190
See accompanying notes to financial statements.
124

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Temenos AG	44,892	$ 6,489,461
u-blox Holding AG	7,550	491,354
UBS Group AG	1,561,236	24,277,415
Valiant Holding AG	7,217	754,559
VAT Group AG (e)	11,735	3,301,735
Vifor Pharma AG	16,570	2,265,027
Vontobel Holding AG	12,375	946,714
VZ Holding AG	6,426	533,253
Zur Rose Group AG (b)	3,209	1,210,429
Zurich Insurance Group AG	71,682	30,724,665
		762,919,664
TAIWAN — 0.0% (a)
Medtecs International Corp., Ltd.	358,300	248,005
THAILAND — 0.3%
Sea, Ltd. ADR (b)	146,371	32,674,398
TURKEY — 0.0% (a)
Eldorado Gold Corp. (b)	47,918	517,744
UNITED KINGDOM — 10.1%
3i Group PLC	445,173	7,084,859
Admiral Group PLC	113,256	4,845,603
Afren PLC (c)(f)	55,933	—
Aggreko PLC	100,822	1,219,943
AO World PLC (b)	144,301	586,326
Ashtead Group PLC	203,017	12,120,042
Associated British Foods PLC (b)	165,292	5,507,491
AstraZeneca PLC	610,623	61,054,296
Auto Trader Group PLC (b)(e)	344,780	2,637,243
AVEVA Group PLC	52,535	2,480,353
Aviva PLC	2,354,530	13,260,565
Avon Rubber PLC	125,242	5,460,368
B&M European Value Retail SA	358,621	2,611,499
Babcock International Group PLC (b)(c)	239,497	755,372
BAE Systems PLC	1,447,100	10,082,651
Balfour Beatty PLC (b)	1,242,129	5,059,037
Barclays PLC	6,508,936	16,696,326
Barratt Developments PLC (b)	744,775	7,673,866
Beazley PLC (b)	244,196	1,185,275
Bellway PLC	46,519	2,184,123
Berkeley Group Holdings PLC	49,385	3,024,580
Big Yellow Group PLC REIT	129,045	1,985,184
BP PLC	9,115,413	37,056,774
See accompanying notes to financial statements.
125

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC	1,030,459	$ 39,438,645
British Land Co. PLC REIT	799,610	5,569,066
Britvic PLC	99,482	1,149,514
BT Group PLC (b)	4,364,981	9,322,623
Bunzl PLC	153,528	4,920,640
Burberry Group PLC (b)	253,797	6,647,861
Cairn Energy PLC	171,281	402,211
Capita PLC (b)	1,072,851	644,485
Capital & Counties Properties PLC REIT	347,624	818,706
Centrica PLC (b)	3,160,506	2,360,803
Cineworld Group PLC (b)(c)	551,880	734,627
Close Brothers Group PLC	69,078	1,478,211
CNH Industrial NV (b)	460,290	7,138,212
Coca-Cola European Partners PLC	106,865	5,574,078
Compass Group PLC (b)	773,580	15,598,716
Croda International PLC	59,953	5,250,887
Daily Mail & General Trust PLC Class A	56,283	705,095
DCC PLC	39,011	3,385,498
Dechra Pharmaceuticals PLC	58,800	2,782,635
Derwent London PLC REIT	52,373	2,332,522
Diageo PLC	1,081,292	44,599,127
Dialog Semiconductor PLC (b)	35,976	2,715,387
Direct Line Insurance Group PLC	662,352	2,863,084
Dixons Carphone PLC (b)	469,688	926,033
Drax Group PLC	177,539	1,028,793
DS Smith PLC (b)	316,809	1,782,063
easyJet PLC (b)	115,922	1,564,510
Electrocomponents PLC	254,258	3,483,443
EnQuest PLC (b)(c)	6,176,262	1,511,695
Entain PLC (b)	253,036	5,299,549
Experian PLC	512,379	17,652,031
Farfetch, Ltd. Class A (b)	84,751	4,493,498
Firstgroup PLC (b)	1,600,120	2,032,175
Frasers Group PLC (b)	71,871	456,931
Future PLC	51,707	1,365,451
G4S PLC (b)	1,668,042	5,638,426
Gamesys Group PLC	70,938	1,890,910
GlaxoSmithKline PLC	2,347,691	41,719,742
Grafton Group PLC	100,772	1,423,720
Great Portland Estates PLC REIT	130,532	1,224,286
GW Pharmaceuticals PLC ADR (b)	13,396	2,905,592
Gym Group PLC (b)(e)	435,227	1,414,137
See accompanying notes to financial statements.
126

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Halma PLC	175,328	$ 5,742,709
Hammerson PLC REIT (c)	1,681,927	811,962
Hargreaves Lansdown PLC	90,724	1,929,526
Hays PLC (b)	639,766	1,319,615
Hiscox, Ltd. (b)	135,430	1,607,682
HomeServe PLC	185,028	3,065,951
Howden Joinery Group PLC (b)	274,551	2,776,590
HSBC Holdings PLC	8,943,503	52,220,151
IG Group Holdings PLC	167,128	2,077,585
IMI PLC	106,864	1,966,854
Imperial Brands PLC	442,107	9,100,830
Inchcape PLC (b)	191,844	1,993,095
Indivior PLC (b)	371,875	651,607
Informa PLC (b)	550,014	4,248,068
InterContinental Hotels Group PLC (b)	91,373	6,271,852
Intermediate Capital Group PLC	136,670	3,473,343
International Consolidated Airlines Group SA	312,870	855,995
International Personal Finance PLC	154,953	224,051
Intertek Group PLC	77,227	5,968,938
Intu Properties PLC REIT (b)(c)(f)	315,030	—
ITV PLC (b)	1,680,011	2,784,971
J Sainsbury PLC	1,130,817	3,783,458
JD Sports Fashion PLC (b)	190,771	2,170,404
John Wood Group PLC (b)	479,880	1,791,617
Johnson Matthey PLC	91,498	3,803,606
Keller Group PLC	46,403	514,739
Kingfisher PLC (b)	1,796,669	7,890,227
Lancashire Holdings, Ltd.	91,531	813,278
Land Securities Group PLC REIT	566,194	5,390,910
Legal & General Group PLC	2,710,566	10,437,696
Lloyds Banking Group PLC (b)	32,149,670	18,867,214
London Stock Exchange Group PLC	142,903	13,683,136
LondonMetric Property PLC REIT	317,620	936,039
M&G PLC	1,170,388	3,349,064
Man Group PLC	1,264,424	2,809,560
Marks & Spencer Group PLC (b)	1,384,683	2,881,910
Meggitt PLC (b)	290,168	1,911,247
Melrose Industries PLC (b)	2,133,056	4,911,831
Micro Focus International PLC	164,898	1,258,584
Mondi PLC	334,473	8,537,242
National Grid PLC	1,766,184	21,053,994
Natwest Group PLC	2,056,553	5,568,451
See accompanying notes to financial statements.
127

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Next PLC (b)	97,959	$ 10,631,220
Ninety One PLC	130,587	430,248
Ocado Group PLC (b)	213,861	6,004,555
Pearson PLC	546,915	5,822,331
Pennon Group PLC	190,973	2,568,984
Pensana Rare Earths PLC (b)(c)	59,971	121,631
Persimmon PLC	58,070	2,355,505
Petrofac, Ltd. (b)(c)	109,851	144,923
Phoenix Group Holdings PLC	257,547	2,608,890
Provident Financial PLC (b)	50,890	152,362
Prudential PLC	1,170,388	24,875,761
Quilter PLC (e)	1,079,683	2,381,188
Reckitt Benckiser Group PLC	328,842	29,481,651
Redrow PLC	94,383	817,783
RELX PLC (d)	577,303	14,488,430
RELX PLC (d)	466,720	11,749,636
Rentokil Initial PLC (b)	847,940	5,667,011
Restaurant Group PLC (b)	1,443,034	2,438,919
Rightmove PLC (b)	467,477	3,755,063
Rolls-Royce Holdings PLC (b)	4,238,505	6,157,804
Rotork PLC	501,829	2,469,005
Royal Mail PLC (b)	209,757	1,460,322
RSA Insurance Group PLC	626,134	5,883,005
Sage Group PLC	514,353	4,348,754
Schroders PLC	52,392	2,529,984
Segro PLC REIT	446,137	5,771,260
Serco Group PLC (b)	830,176	1,576,062
Severn Trent PLC	109,793	3,493,162
Shaftesbury PLC REIT (b)(c)	143,278	1,268,122
Signature Aviation PLC (b)	435,002	2,426,497
Smith & Nephew PLC	438,704	8,340,760
Smiths Group PLC	261,533	5,547,872
Spectris PLC	56,642	2,600,017
Spirax-Sarco Engineering PLC	32,995	5,189,647
SSE PLC	698,238	14,016,878
SSP Group PLC (b)	203,220	1,044,145
St James's Place PLC	239,873	4,216,340
Standard Chartered PLC	1,333,749	9,191,670
Standard Life Aberdeen PLC	1,701,308	6,804,809
Subsea 7 SA (b)	115,786	1,165,137
Tate & Lyle PLC	417,519	4,419,465
Taylor Wimpey PLC (b)	1,129,657	2,812,473
See accompanying notes to financial statements.
128

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Telecom Plus PLC	28,508	$ 499,523
Tesco PLC	3,950,482	12,473,428
Tiziana Life Sciences PLC ADR (b)	169,944	470,745
TP ICAP Group PLC	375,368	1,260,816
Trainline PLC (b)(e)	129,356	819,189
Travis Perkins PLC (b)	73,399	1,561,056
Tritax Big Box REIT PLC	996,895	2,468,873
Unilever PLC (d)	1,146,891	64,180,767
Unilever PLC (d)	26,730	1,494,762
UNITE Group PLC REIT (b)	120,571	1,774,974
United Utilities Group PLC	325,608	4,159,078
Victrex PLC	43,460	1,325,155
Virgin Money UK PLC ADR (b)	341,446	892,014
Vodafone Group PLC	13,190,520	24,000,797
Weir Group PLC (b)	53,092	1,301,671
WH Smith PLC (b)	49,458	1,226,223
Whitbread PLC (b)	126,771	5,992,280
William Hill PLC (b)	659,787	2,476,039
Wm Morrison Supermarkets PLC	1,808,669	4,552,896
Workspace Group PLC REIT	108,358	1,196,013
WPP PLC	615,518	7,818,016
		1,071,446,572
UNITED STATES — 1.1%
Access Bio, Inc. ADR (b)	22,532	259,812
Adaptimmune Therapeutics PLC ADR (b)(c)	130,213	691,431
Argonaut Gold, Inc. (b)(c)	161,232	295,050
Atlassian Corp. PLC Class A (b)	53,789	11,336,570
Bausch Health Cos., Inc. (b)	155,101	4,920,139
Carnival PLC (b)	147,187	3,219,738
Constellium SE (b)	37,455	550,588
CyberArk Software, Ltd. (b)	28,190	3,646,095
Ferguson PLC	157,935	18,887,831
Flex, Ltd. (b)	632,383	11,578,933
Inmode, Ltd. (b)	7,270	526,130
International Game Technology PLC (c)	48,026	770,817
James Hardie Industries PLC CDI	193,250	5,864,004
Nabriva Therapeutics PLC (b)(c)	85,936	142,654
Nitro Software, Ltd. (b)	85,482	158,862
Nordic American Tankers, Ltd.	181,255	589,079
Pluristem Therapeutics, Inc. (b)(c)	27,448	130,927
Primo Water Corp.	70,594	1,149,747
QIAGEN NV (b)	106,938	5,186,986
See accompanying notes to financial statements.
129

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
REC Silicon ASA (b)(c)	342,791	$ 771,007
Spotify Technology SA (b)	43,464	11,646,179
Stellantis NV (d)	482,915	8,558,951
Stellantis NV (d)	493,556	8,749,868
Stratasys, Ltd. (b)	21,037	544,858
Waste Connections, Inc.	118,823	12,835,739
		113,011,995
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	308,733	5,883,085
TOTAL COMMON STOCKS (Cost $8,753,621,780)		10,514,965,563

RIGHTS — 0.0% (a)
AUSTRALIA — 0.0% (a)
Computershare, Ltd. (expiring 04/19/21) (b)	25,548	29,578
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 2/22/29) (b)	32,808	28,539
HONG KONG — 0.0% (a)
Esprit Holdings, Ltd. (expiring 4/14/21) (b)	715,909	3,315
ITALY — 0.0% (a)
SNAM SpA (expiring 04/07/21) (b) (f)	947,870	—
NORWAY — 0.0% (a)
Nordic Nanovector A/S (expiring 4/9/21) (b)	1,984	281
TOTAL RIGHTS (Cost $14,326)		61,713
WARRANTS — 0.0% (a)
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 1/1/26) (b)	16,320	64,924
FRANCE — 0.0% (a)
Technicolor SA (expiring 9/22/24) (b) (c)	7,094	2,718
TOTAL WARRANTS (Cost $60,791)		67,642
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	8,615,576	8,618,161
See accompanying notes to financial statements.
130

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	160,337,612	$ 160,337,612
TOTAL SHORT-TERM INVESTMENTS (Cost $168,955,773)		168,955,773
TOTAL INVESTMENTS — 101.0% (Cost $8,922,652,670)		10,684,050,691
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(106,312,742)
NET ASSETS — 100.0%		$10,577,737,949
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the security is $485,537, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
See accompanying notes to financial statements.
131

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,513,876,778	$603,248	$485,537	$10,514,965,563
Rights	61,432	281	—	61,713
Warrants	67,642	—	—	67,642
Short-Term Investments	168,955,773	—	—	168,955,773
TOTAL INVESTMENTS	$10,682,961,625	$603,529	$485,537	$10,684,050,691
Sector Breakdown as of March 31, 2021

% of Net Assets
Financials	16.7%
Industrials	15.8
Consumer Discretionary	12.2
Information Technology	11.2
Health Care	10.3
Materials	8.5
Consumer Staples	8.5
Communication Services	5.4
Energy	3.9
Real Estate	3.7
Utilities	3.2
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,347,853	$ 11,350,122	$212,727,899	$215,460,639	$(354)	$1,133	8,615,576	$ 8,618,161	$ 3,747
State Street Navigator Securities Lending Portfolio II	121,695,745	121,695,745	637,714,231	599,072,364	—	—	160,337,612	160,337,612	880,364
Total		$133,045,867	$850,442,130	$814,533,003	$(354)	$1,133		$168,955,773	$ 884,111
See accompanying notes to financial statements.
132

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
Adecoagro SA (a)	3,007	$ 23,635
Banco Macro SA ADR (a)(b)	224	2,990
Despegar.com Corp. (a)	1,759	23,975
Globant SA (a)	734	152,386
IRSA Propiedades Comerciales SA ADR	36	355
MercadoLibre, Inc. (a)	219	322,399
Pampa Energia SA ADR (a)(b)	1,644	24,397
		550,137
AUSTRALIA — 2.3%
Afterpay, Ltd. (a)	848	65,557
Alumina, Ltd.	185,917	246,390
AMP, Ltd.	49,181	47,385
Australia & New Zealand Banking Group, Ltd.	12,278	263,526
BHP Group PLC	3,616	104,495
BHP Group, Ltd.	15,261	526,546
Boral, Ltd. (a)	75,226	314,554
Brambles, Ltd.	36,655	295,375
Coca-Cola Amatil, Ltd.	17,955	183,661
Coles Group, Ltd.	16,724	203,933
Commonwealth Bank of Australia	4,049	265,526
Cooper Energy, Ltd. (a)(b)	63,119	12,980
CSL, Ltd.	6,456	1,301,340
De Grey Mining, Ltd. (a)	15,786	11,843
Deterra Royalties, Ltd.	6,123	18,281
Ecofibre, Ltd. (a)(b)	6,137	5,609
EML Payments, Ltd. (a)(b)	9,237	34,473
Fortescue Metals Group, Ltd.	27,282	415,379
Glencore PLC (a)	28,829	113,062
Iluka Resources, Ltd.	6,123	33,624
Insurance Australia Group, Ltd.	81,797	291,567
Kogan.com, Ltd. (b)	3,862	35,298
LendLease Corp., Ltd. Stapled Security	43,266	425,760
Macquarie Group, Ltd.	7,424	864,176
Megaport, Ltd. (a)(b)	7,041	59,473
Mesoblast, Ltd. (a)(b)	4,907	8,110
National Australia Bank, Ltd.	16,295	322,688
Newcrest Mining, Ltd.	8,609	160,123
Origin Energy, Ltd.	27,276	97,434
Orora, Ltd.	2,167	5,018
See accompanying notes to financial statements.
133

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
OZ Minerals, Ltd.	26,552	$ 461,901
PolyNovo, Ltd. (a)(b)	25,557	52,751
Pro Medicus, Ltd. (b)	2,281	71,804
QBE Insurance Group, Ltd.	12,843	94,102
Redbubble, Ltd. (a)	3,296	12,577
Rio Tinto PLC	11,631	890,625
Rio Tinto, Ltd.	919	77,520
Santos, Ltd.	22,957	124,145
Scentre Group REIT	38,279	82,218
Shopping Centres Australasia Property Group REIT	475,367	908,779
Sonic Healthcare, Ltd.	20,347	543,800
South32, Ltd.	11,214	24,146
Suncorp Group, Ltd.	26,895	202,797
Sydney Airport Stapled Security (a)	3,321	15,657
Temple & Webster Group, Ltd. (a)(b)	1,419	9,835
Transurban Group Stapled Security	34,025	345,190
Vicinity Centres REIT (b)	142,287	179,357
Wesfarmers, Ltd.	16,724	670,902
West African Resources, Ltd. (a)(b)	33,101	19,287
Westpac Banking Corp.	18,857	350,587
Woodside Petroleum, Ltd.	8,499	155,358
Woolworths Group, Ltd.	6,328	196,982
		12,223,506
AUSTRIA — 0.2%
DO & Co. AG (a)(b)	3,832	309,858
OMV AG	7,364	374,411
S&T AG (a)	1,022	25,465
Schoeller-Bleckmann Oilfield Equipment AG	4,788	215,245
		924,979
BELGIUM — 0.2%
Anheuser-Busch InBev SA	4,267	269,556
Biocartis Group NV (a)(c)	8,083	42,512
Solvay SA	2,489	310,669
UCB SA	6,449	614,850
		1,237,587
BRAZIL — 0.7%
Ambev SA ADR (b)	55,749	152,752
Anima Holding SA (a)	43,543	77,163
Banco Bradesco SA ADR	65,346	307,126
Banco Inter SA	2,406	66,816
See accompanying notes to financial statements.
134

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	1,585	$ 2,716
Cia Energetica de Minas Gerais ADR (b)	6,557	14,884
Cia Siderurgica Nacional SA ADR	27,397	183,560
Construtora Tenda SA	5,852	26,953
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,989	30,530
Even Construtora e Incorporadora SA	42,579	77,869
Ez Tec Empreendimentos e Participacoes SA	9,748	55,365
Gerdau SA ADR	24,720	132,005
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	3,896
Itau Unibanco Holding SA Preference Shares ADR	53,335	264,542
Light SA (a)	300	1,071
Linx SA	4,552	30,492
Locaweb Servicos de Internet SA (c)	5,540	22,433
Marfrig Global Foods SA (a)	1,813	5,658
Minerva SA	11,420	20,642
Natura & Co. Holding SA ADR (b)	7,262	123,381
Omega Geracao SA (a)	20,416	142,185
Petro Rio SA (a)	20,905	341,859
Petroleo Brasileiro SA Preference Shares ADR	36,319	310,164
Petroleo Brasileiro SA ADR	14,113	119,678
Santos Brasil Participacoes SA	1,932	2,335
Trisul SA	17,632	30,715
Vale SA ADR	42,774	743,412
Via Varejo S/A (a)	13,478	28,829
Wheaton Precious Metals Corp.	4,905	187,325
Yara International ASA	3,127	162,937
		3,669,293
CANADA — 3.1%
Advantage Oil & Gas, Ltd. (a)(b)	20,106	37,913
Alamos Gold, Inc. Class A	636	4,969
Altius Minerals Corp. (b)	5,413	64,645
Aphria, Inc. (a)(b)	3,219	59,137
Aurinia Pharmaceuticals, Inc. (a)	5,075	65,979
Aurora Cannabis, Inc. (a)(b)	423	3,934
B2Gold Corp.	6,105	26,278
Ballard Power Systems, Inc. (a)(b)	5,506	134,271
Bank of Montreal	4,123	367,473
Bank of Nova Scotia	5,087	318,208
Barrick Gold Corp.	7,275	144,302
Birchcliff Energy, Ltd. (b)	2,784	5,781
Brookfield Asset Management, Inc. Class A	17,516	779,046
Cameco Corp.	10,467	173,555
See accompanying notes to financial statements.
135

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Canacol Energy, Ltd. (b)	13,489	$ 38,637
Canada Goose Holdings, Inc. (a)(b)	501	19,664
Canadian Imperial Bank of Commerce (b)	1,850	181,122
Canadian National Railway Co.	7,896	916,221
Canadian Natural Resources, Ltd.	7,896	244,070
Canadian Pacific Railway, Ltd.	1,663	635,112
Canadian Tire Corp., Ltd. Class A (b)	1,954	277,246
Canopy Growth Corp. (a)(b)	1,331	42,741
Cenovus Energy, Inc.	10,043	75,431
Corby Spirit and Wine, Ltd.	3,486	48,732
Crescent Point Energy Corp. (b)	5,180	21,596
Cronos Group, Inc. (a)(b)	4,034	38,130
Docebo, Inc. (a)	2,635	113,212
Dundee Precious Metals, Inc.	5,893	35,962
Enbridge, Inc.	10,873	396,043
Endeavour Silver Corp. (a)(b)	24,826	122,861
Enerplus Corp. (b)	10,356	51,992
Equinox Gold Corp. (a)	7,557	60,247
Equitable Group, Inc.	510	51,209
First Majestic Silver Corp. (a)(b)	35,290	550,331
George Weston, Ltd.	625	55,337
goeasy, Ltd. (b)	720	71,671
IAMGOLD Corp. (a)	9,211	27,409
IGM Financial, Inc. (b)	3,098	94,405
Imperial Oil, Ltd. (b)	5,723	138,607
Jamieson Wellness, Inc. (b)(c)	1,545	45,200
Just Energy Group, Inc. (a)	4	16
Kinaxis, Inc. (a)	212	24,738
Kinross Gold Corp.	17,001	113,218
Kirkland Lake Gold, Ltd.	2,268	76,584
Lightspeed POS, Inc. (a)	1,754	110,291
Lithium Americas Corp. (a)(b)	2,917	46,882
Loblaw Cos., Ltd.	6,434	359,364
MAG Silver Corp. (a)(b)	212	3,191
Manulife Financial Corp.	20,574	442,468
MEG Energy Corp. (a)	3,306	17,150
Minto Apartment Real Estate Investment Trust (c)	5,711	98,648
MTY Food Group, Inc. (a)	3,198	146,688
National Bank of Canada (b)	10,875	738,671
New Gold, Inc. (a)	14,730	22,736
NexGen Energy, Ltd. (a)(b)	28,453	102,552
Novagold Resources, Inc. (a)	636	5,546
See accompanying notes to financial statements.
136

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Nutrien, Ltd. (b)	6,426	$ 346,135
Onex Corp.	6,843	425,547
Organigram Holdings, Inc. (a)(b)	6,540	22,635
Orla Mining, Ltd. (a)(b)	1,734	6,457
Osisko Mining, Inc. (a)	25,656	60,014
Pan American Silver Corp. (b)	848	25,436
Park Lawn Corp. (b)	3,512	91,988
Premier Gold Mines, Ltd. (a)	22,425	49,601
Pretium Resources, Inc. (a)(b)	2,374	24,631
Real Matters, Inc. (a)	6,962	79,211
Rogers Communications, Inc. Class B	10,889	502,063
Roxgold, Inc. (a)	13,156	16,225
Royal Bank of Canada	9,538	879,316
Sandstorm Gold, Ltd. (a)(b)	848	5,755
Shaw Communications, Inc. Class B	7,483	194,569
Shopify, Inc. Class A (a)	729	804,739
Silvercorp Metals, Inc.	7,337	36,135
SilverCrest Metals, Inc. (a)(b)	34,788	281,769
SNC-Lavalin Group, Inc. (b)	4,560	97,596
SSR Mining, Inc.	7,114	101,714
Summit Industrial Income REIT	5,694	64,603
Sun Life Financial, Inc.	11,216	566,757
Suncor Energy, Inc.	15,988	334,173
TC Energy Corp. (b)	7,170	328,650
Teck Resources, Ltd. Class B (a)	5,694	109,046
TELUS Corp.	32,563	648,488
Tilray, Inc. Class 2 (a)(b)	1,328	30,186
Torex Gold Resources, Inc. (a)	1,328	16,768
Toronto-Dominion Bank	15,430	1,006,200
TransAlta Corp. (b)	17,831	168,826
Uranium Participation Corp. (a)	5,413	23,472
Wesdome Gold Mines, Ltd. (a)	7,461	49,509
WPT Industrial Real Estate Investment Trust	6,413	96,836
Yamana Gold, Inc.	13,490	58,603
		16,401,075
CAYMAN ISLANDS — 0.0% (d)
China Online Education Group ADR (a)(b)	1,428	29,060
Endeavour Mining Corp.	4,312	86,902
		115,962
CHILE — 0.0% (d)
Enel Americas SA ADR	6,642	56,324
See accompanying notes to financial statements.
137

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Enel Chile SA ADR	3,445	$ 13,504
Liberty Latin America, Ltd. Class C (a)	1,070	13,889
Sociedad Quimica y Minera de Chile SA ADR	708	37,574
		121,291
CHINA — 4.1%
111, Inc. ADR (a)(b)	1,701	23,474
21Vianet Group, Inc. ADR (a)	2,808	90,698
AAC Technologies Holdings, Inc. (b)	2,500	12,589
Agricultural Bank of China, Ltd. Class H	317,000	126,809
AK Medical Holdings, Ltd. (b)(c)	4,000	5,094
Alibaba Group Holding, Ltd. ADR (a)	15,860	3,595,938
Alibaba Health Information Technology, Ltd. (a)	12,000	33,957
Anhui Conch Cement Co., Ltd. Class H	6,000	39,012
ANTA Sports Products, Ltd.	5,000	81,549
Aoyuan Healthy Life Group Co., Ltd. (b)	16,000	10,517
Ascletis Pharma, Inc. (a)(c)	6,000	2,161
Autohome, Inc. ADR	501	46,728
Baidu, Inc. ADR (a)(b)	2,180	474,259
Bank of China, Ltd. Class H	699,000	266,133
Bank of Communications Co., Ltd. Class H	217,000	138,164
Baozun, Inc. ADR (a)	6,016	229,450
Beijing BDStar Navigation Co., Ltd. Class A (a)	1,000	6,584
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	5,000	11,962
Beijing Enterprises Urban Resources Group, Ltd. (a)	36,000	5,649
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	10,014
Beijing Sinnet Technology Co., Ltd. Class A	9,500	24,861
Beijing Tiantan Biological Products Corp., Ltd. Class A	11,480	57,145
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	24,800	54,883
China CITIC Bank Corp., Ltd. Class H	77,000	39,122
China Conch Venture Holdings, Ltd.	5,000	23,507
China Construction Bank Corp. Class H	711,000	598,105
China Gas Holdings, Ltd.	18,800	77,019
China Life Insurance Co., Ltd. Class H	99,000	204,508
China Meidong Auto Holdings, Ltd.	2,000	9,274
China Mengniu Dairy Co., Ltd.	9,000	51,515
China Merchants Bank Co., Ltd. Class H	152,174	1,161,693
China Minsheng Banking Corp., Ltd. Class H	45,500	26,395
China National Software & Service Co., Ltd. Class A	1,200	9,794
China New Higher Education Group, Ltd. (b)(c)	2,000	1,114
China Overseas Land & Investment, Ltd.	60,000	155,895
China Overseas Property Holdings, Ltd.	5,000	4,669
China Pacific Insurance Group Co., Ltd. Class H	18,800	74,117
See accompanying notes to financial statements.
138

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	365,200	$ 194,474
China Resources Beer Holdings Co., Ltd.	8,000	62,718
China Resources Gas Group, Ltd.	2,000	11,088
China Resources Land, Ltd.	15,000	72,642
China Shenhua Energy Co., Ltd. Class H	46,500	95,818
China Tower Corp., Ltd. Class H (c)	234,000	34,613
China TransInfo Technology Co., Ltd. Class A	9,800	23,555
China Vanke Co., Ltd. Class H	7,100	27,808
Chlitina Holding, Ltd.	2,000	16,647
Chongqing Brewery Co., Ltd. Class A	2,100	35,620
CITIC, Ltd.	95,000	89,936
COFCO Meat Holdings, Ltd. (b)	83,000	42,597
COSCO SHIPPING Ports, Ltd.	37,589	27,366
Country Garden Holdings Co., Ltd. (b)	84,365	108,299
Country Garden Services Holdings Co., Ltd.	4,000	40,543
CSPC Pharmaceutical Group, Ltd.	26,880	32,500
CStone Pharmaceuticals (a)(c)	7,500	8,923
Daqo New Energy Corp. ADR (a)	7,603	574,027
ENN Energy Holdings, Ltd.	1,800	28,872
Ever Sunshine Lifestyle Services Group, Ltd. (b)	20,000	50,319
Fu Jian Anjoy Foods Co., Ltd. Class A	400	12,715
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,018
Geely Automobile Holdings, Ltd.	17,000	43,252
GSX Techedu, Inc. ADR (a)(b)	448	15,178
Guangdong Hongda Blasting Co., Ltd. Class A	9,400	44,441
Guangdong Investment, Ltd.	4,000	6,514
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	7,800	41,608
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,400	162,656
Guangzhou Tinci Materials Technology Co., Ltd. Class A	700	8,707
Health & Happiness H&H International Holdings, Ltd.	51,500	195,416
Hengan International Group Co., Ltd.	8,500	55,869
Homeland Interactive Technology, Ltd.	142,000	90,594
Huaneng Power International, Inc. Class H	188,000	66,742
HUYA, Inc. ADR (a)(b)	1,473	28,694
iClick Interactive Asia Group, Ltd. ADR (a)	1,020	12,005
Industrial & Commercial Bank of China, Ltd. Class H	493,000	353,844
Innovent Biologics, Inc. (a)(c)	5,500	55,782
Intco Medical Technology Co., Ltd. Class A	1,600	39,405
JD.com, Inc. ADR (a)	6,567	553,795
Jiangsu King's Luck Brewery JSC, Ltd. Class A	8,500	63,544
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,731	155,545
See accompanying notes to financial statements.
139

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Jinyu Bio-Technology Co., Ltd. Class A	9,300	$ 27,087
JiuGui Liquor Co., Ltd. Class A	1,400	32,467
JOYY, Inc. ADR	397	37,211
Kaisa Prosperity Holdings, Ltd. (b)	18,500	59,252
Konka Group Co., Ltd. Class B	294,400	95,426
Lenovo Group, Ltd.	34,000	48,369
Li Ning Co., Ltd.	6,500	42,222
Lingyi iTech Guangdong Co. Class A	12,300	15,335
Longfor Group Holdings, Ltd. (c)	8,500	56,306
Meituan Class B (a)(c)	31,600	1,212,063
Microport Scientific Corp.	3,006	16,916
Momo, Inc. ADR	1,134	16,715
NanJi E-Commerce Co., Ltd. Class A	18,300	25,604
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	10,300	62,793
NetEase, Inc. ADR	3,201	330,535
New Oriental Education & Technology Group, Inc. ADR (a)	8,514	119,196
NIO, Inc. ADR (a)	9,149	356,628
Niu Technologies ADR (a)	1,244	45,593
PetroChina Co., Ltd. Class H	186,000	67,228
PICC Property & Casualty Co., Ltd. Class H	197,788	171,471
Pinduoduo, Inc. ADR (a)	2,244	300,427
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	1,100	13,795
Ping An Insurance Group Co. of China, Ltd. Class H	49,500	589,267
Postal Savings Bank of China Co., Ltd. Class H (c)	79,000	59,038
Prosus NV	3,417	380,717
Q Technology Group Co., Ltd.	18,000	36,628
Qutoutiao, Inc. ADR (a)	11,416	26,143
Sanquan Food Co., Ltd. Class A	1,900	6,550
Scholar Education Group (b)	11,000	11,263
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,300	21,597
Shanghai Baosight Software Co., Ltd. Class A	2,100	18,701
Shanxi Meijin Energy Co., Ltd. Class A (a)	22,000	24,041
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	45,650
Shengyi Technology Co., Ltd. Class A	9,000	31,165
Shenzhen Goodix Technology Co., Ltd. Class A	400	6,832
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	20,877
Shenzhen SC New Energy Technology Corp. Class A	600	9,906
Shenzhou International Group Holdings, Ltd.	8,100	167,846
Sichuan Swellfun Co., Ltd. Class A	1,400	15,263
Skshu Paint Co., Ltd. Class A	300	9,108
Sohu.com, Ltd. ADR (a)	2,392	37,602
See accompanying notes to financial statements.
140

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sunac China Holdings, Ltd.	8,000	$ 34,318
Sunac Services Holdings, Ltd. (a)(c)	257	810
Sunny Optical Technology Group Co., Ltd.	8,300	189,179
TAL Education Group ADR (a)	2,893	155,788
Tencent Holdings, Ltd.	53,000	4,158,494
Tongdao Liepin Group (a)	17,600	49,578
Trip.com Group, Ltd. ADR (a)	2,805	111,162
Uxin, Ltd. ADR (a)(b)	13,519	15,817
Vipshop Holdings, Ltd. ADR (a)	6,015	179,608
Visionox Technology, Inc. Class A (a)	10,400	14,931
Walvax Biotechnology Co., Ltd. Class A	8,200	56,477
Weimob, Inc. (a)(b)(c)	12,000	26,826
Will Semiconductor Co., Ltd. Class A	600	23,476
Winning Health Technology Group Co., Ltd. Class A	10,290	25,736
Wuhan Guide Infrared Co., Ltd. Class A	13,029	71,110
WUS Printed Circuit Kunshan Co., Ltd. Class A	8,700	22,197
Wuxi Biologics Cayman, Inc. (a)(c)	13,500	169,044
XD, Inc. (a)	7,200	43,527
Xiaomi Corp. Class B (a)(c)	53,400	176,868
Yanzhou Coal Mining Co., Ltd. Class H	34,000	40,234
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	12,800	13,599
Yum China Holdings, Inc.	5,411	320,385
Zai Lab, Ltd. ADR (a)	424	56,574
Zepp Health Corp. ADR (a)(b)	636	6,850
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	13,479
ZTO Express Cayman, Inc. ADR	2,095	61,069
		22,094,015
COLOMBIA — 0.0% (d)
Bancolombia SA ADR	918	29,367
Millicom International Cellular SA SDR (a)	1,133	43,675
		73,042
DENMARK — 0.8%
Ambu A/S Class B	510	24,009
AP Moller - Maersk A/S Class B	206	479,683
Chemometec A/S	541	51,382
Danske Bank A/S	8,914	167,209
Drilling Co. of 1972 A/S (a)	404	16,076
DSV Panalpina A/S	8,833	1,737,161
Novo Nordisk A/S Class B	19,530	1,326,341
See accompanying notes to financial statements.
141

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Zealand Pharma A/S (a)	8,818	$ 279,536
		4,081,397
EGYPT — 0.0% (d)
Cleopatra Hospital (a)	74,003	21,658
Heliopolis Housing	56,260	17,146
Medinet Nasr Housing	22,172	5,290
		44,094
FINLAND — 0.4%
Admicom Oyj	195	21,956
BasWare Oyj (a)	385	16,584
Fortum Oyj	6,947	185,831
Musti Group Oyj	1,859	60,128
Neles Oyj	4,141	52,709
Nokia Oyj (a)	43,054	172,272
Nordea Bank Abp (e)	28,859	284,739
Nordea Bank Abp (e)	506	5,002
Outotec Oyj	17,807	198,926
Sampo Oyj Class A	4,871	220,236
UPM-Kymmene Oyj	15,853	570,699
Valmet Oyj (b)	814	29,667
Wartsila OYJ Abp (b)	14,112	148,178
		1,966,927
FRANCE — 2.7%
AB Science SA (a)	3,127	54,907
Accor SA (a)	8,702	328,915
Air Liquide SA	1,132	185,330
Airbus SE (a)	3,550	402,795
Alstom SA (a)	8,335	416,531
AXA SA	16,721	449,740
BNP Paribas SA (a)	8,900	542,673
Bouygues SA	5,078	204,052
Capgemini SE	6,241	1,064,315
Carrefour SA	11,471	208,227
CGG SA (a)	12,560	15,138
Credit Agricole SA (a)	18,170	263,630
Danone SA	5,190	356,839
Engie SA (a)	8,520	121,214
EssilorLuxottica SA	3,962	646,560
Faurecia SE (a)	157	8,361
Fnac Darty SA (a)	4,248	261,366
See accompanying notes to financial statements.
142

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hermes International	18	$ 19,971
Innate Pharma SA (a)	6,129	26,854
Kering SA	1,038	718,069
L'Oreal SA	1,970	756,653
LVMH Moet Hennessy Louis Vuitton SE	1,662	1,109,697
Novacyt SA (a)	766	7,526
Orange SA	24,373	300,922
Pernod Ricard SA	2,371	446,001
Publicis Groupe SA	4,788	292,846
Renault SA (a)	5,900	256,082
Sanofi	7,783	770,665
Schneider Electric SE	5,619	860,172
Societe Generale SA (a)	7,804	204,674
Sodexo SA (a)	4,975	478,177
Technip Energies NV (a)	1,088	16,560
TOTAL SE	14,778	690,835
Unibail-Rodamco-Westfield REIT (a)(e)	11,288	45,997
Unibail-Rodamco-Westfield REIT (a)(e)	1,871	150,279
Valneva SE (a)	1,314	16,370
Veolia Environnement SA	14,955	384,225
Vinci SA	7,269	746,338
Vivendi SE	18,370	604,527
		14,434,033
GERMANY — 2.5%
Adidas AG (a)	3,107	972,071
AIXTRON SE (a)	2,575	58,636
Allianz SE	3,949	1,007,385
BASF SE	6,449	536,932
Bayer AG	8,298	526,252
Commerzbank AG (a)	5,828	35,810
CompuGroup Medical SE & Co. KgaA	9,431	798,620
CropEnergies AG	3,624	50,856
Daimler AG	8,935	798,204
Datagroup SE (a)	407	29,275
Delivery Hero SE (a)(c)	115	14,935
Deutsche Bank AG (a)	11,828	141,628
Deutsche Boerse AG	3,098	515,941
Deutsche Lufthansa AG (a)	18,968	252,023
Deutsche Post AG	15,357	843,253
Deutsche Telekom AG	25,345	511,459
E.ON SE	15,880	185,219
Eckert & Ziegler Strahlen- und Medizintechnik AG	336	26,873
See accompanying notes to financial statements.
143

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Elmos Semiconductor SE	1,435	$ 60,379
Encavis AG	1,454	27,650
Flatex DEGIRO AG (a)	744	69,079
Fresenius Medical Care AG & Co. KGaA	1,559	114,921
HelloFresh SE (a)	2,158	161,309
Home24 SE (a)	1,023	22,274
LPKF Laser & Electronics AG	2,377	66,629
Merck KGaA	5,411	927,222
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,371	731,770
Puma SE (a)	830	81,493
RWE AG	5,307	208,451
Salzgitter AG (a)	5,294	165,755
SAP SE	7,796	956,762
Siemens AG	6,325	1,040,728
Siemens Energy AG (a)	3,154	113,468
Thyssenkrupp AG (a)	9,939	132,992
Uniper SE	1,230	44,641
VERBIO Vereinigte BioEnergie AG	5,909	254,876
Volkswagen AG	1,871	679,926
Volkswagen AG Preference Shares	1,652	463,265
Westwing Group AG (a)	370	17,127
		13,646,089
GHANA — 0.0% (d)
Tullow Oil PLC (a)(b)	4,167	2,714
HONG KONG — 0.9%
AIA Group, Ltd.	84,200	1,021,302
Bank of East Asia, Ltd.	61,105	130,157
CA Cultural Technology Group, Ltd. (a)	15,000	5,267
China Youzan, Ltd. (a)	168,000	54,887
CK Asset Holdings, Ltd.	104,920	636,987
Hang Lung Properties, Ltd.	106,000	275,415
Henderson Land Development Co., Ltd.	18,910	84,888
Hong Kong Exchanges & Clearing, Ltd.	12,668	745,306
Hong Kong Television Network, Ltd. (a)	27,000	40,980
Link REIT	52,623	479,225
New World Development Co., Ltd.	32,383	167,446
Shangri-La Asia, Ltd. (a)	34,000	33,981
Sino Biopharmaceutical, Ltd.	94,500	94,567
Sun Hung Kai Properties, Ltd.	51,753	784,172
Swire Pacific, Ltd. Class A	8,500	63,741
		4,618,321
See accompanying notes to financial statements.
144

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	9,574	$ 69,456
Richter Gedeon Nyrt	9,756	288,203
		357,659
INDIA — 1.3%
Aarti Drugs, Ltd.	6,332	60,130
Aavas Financiers, Ltd. (a)	5,416	179,328
Adani Green Energy, Ltd. (a)	1,888	28,530
Advanced Enzyme Technologies, Ltd.	4,389	20,707
Alkyl Amines Chemicals	2,689	209,515
Amber Enterprises India, Ltd. (a)	2,999	136,010
AstraZeneca Pharma India, Ltd.	410	16,875
Birlasoft, Ltd.	23,715	82,079
Can Fin Homes, Ltd.	4,781	40,134
Central Depository Services India, Ltd.	5,680	50,967
Dixon Technologies India, Ltd. (a)	5,285	265,440
Dr Reddy's Laboratories, Ltd. ADR	10,887	668,353
Granules India, Ltd.	13,882	57,616
ICICI Bank, Ltd. ADR (a)	38,260	613,308
IndiaMart InterMesh, Ltd. (a)(c)	797	84,350
Infosys, Ltd. ADR	69,508	1,301,190
Inox Leisure, Ltd. (a)	1,724	6,723
IOL Chemicals and Pharmaceuticals, Ltd.	8,599	64,786
JB Chemicals & Pharmaceuticals, Ltd.	3,557	61,078
Just Dial, Ltd. (a)	3,253	38,395
Larsen & Toubro, Ltd. GDR	16,319	313,978
Laurus Labs, Ltd. (c)	16,043	79,432
Mahindra & Mahindra, Ltd. GDR	12,654	138,561
Navin Fluorine International, Ltd.	1,650	62,174
Orient Electric, Ltd.	3,820	16,272
Procter & Gamble Health, Ltd.	65	5,514
Radico Khaitan, Ltd.	1,150	8,809
Reliance Industries, Ltd. GDR (c)	13,425	742,402
Reliance Industries, Ltd.	7,965	218,217
SpiceJet, Ltd. (a)	3,200	3,033
State Bank of India GDR (a)	7,268	360,493
Sun Pharma Advanced Research Co., Ltd. (a)	3,612	7,023
Tanla Platforms, Ltd.	10,204	113,549
Tata Motors, Ltd. ADR (a)	10,378	215,759
Thyrocare Technologies, Ltd. (c)	569	7,024
Ujjivan Financial Services, Ltd.	1,082	3,112
Vaibhav Global, Ltd.	1,643	86,334
See accompanying notes to financial statements.
145

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Vedanta, Ltd. ADR (b)	16,215	$ 203,822
Wipro, Ltd. ADR	61,751	391,501
		6,962,523
INDONESIA — 0.2%
Astra International Tbk PT	268,300	97,438
Bank Central Asia Tbk PT	230,000	492,065
Bank Mandiri Persero Tbk PT	352,500	149,251
Bank Rakyat Indonesia Persero Tbk PT (a)	738,400	223,680
Gudang Garam Tbk PT (a)	19,900	49,562
Telkom Indonesia Persero Tbk PT	1,045,600	246,193
		1,258,189
IRELAND — 0.1%
Cairn Homes PLC (a)	124,158	156,429
CRH PLC	8,719	409,590
Flutter Entertainment PLC (a)	100	21,543
Glenveagh Properties PLC (a)(c)	17,354	18,500
Keywords Studios PLC (a)	621	22,054
Prothena Corp. PLC (a)	4,577	114,974
		743,090
ISRAEL — 0.3%
Bank Hapoalim BM (a)	35,912	279,783
Bank Leumi Le-Israel BM (a)	163,452	1,078,341
Compugen, Ltd. (a)(b)	1,701	14,612
Electreon Wireless, Ltd. (a)	203	13,234
Fiverr International, Ltd. (a)	137	29,754
Isracard, Ltd. (a)	1,776	6,116
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,501	63,481
		1,485,321
ITALY — 0.5%
Assicurazioni Generali SpA (a)	15,052	301,802
Atlantia SpA (a)	4,040	75,734
Enel SpA	66,314	661,934
Eni SpA	22,840	281,699
Ferrari NV	1,228	257,407
Intesa Sanpaolo SpA (a)	119,627	324,851
Italgas SpA	6,203	40,352
Mediaset SpA (a)	58,840	169,705
Saipem SpA (b)	5,096	13,919
Snam SpA	37,558	208,703
Telecom Italia SpA	279,548	151,529
See accompanying notes to financial statements.
146

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
UniCredit SpA (a)	15,877	$ 168,185
		2,655,820
JAPAN — 6.7%
Advantest Corp.	200	17,520
Aeon Fantasy Co., Ltd.	400	8,789
AI inside, Inc. (a)	100	32,172
Aisin Seiki Co., Ltd. (b)	1,700	64,615
Akatsuki, Inc.	100	4,050
AnGes, Inc. (a)(b)	1,200	11,598
Arcland Service Holdings Co., Ltd.	1,300	25,659
Aruhi Corp.	600	9,801
Asahi Group Holdings, Ltd.	1,700	71,769
Asahi Kasei Corp.	51,600	595,151
Astellas Pharma, Inc.	20,700	318,836
BASE, Inc. (a)	2,000	28,833
BayCurrent Consulting, Inc.	300	68,552
Bengo4.com, Inc. (a)	300	23,647
Bridgestone Corp.	1,700	68,846
BRONCO BILLY Co., Ltd. (b)	2,000	42,842
Canon, Inc.	1,700	38,500
Cellsource Co., Ltd. (a)	400	43,873
Change, Inc. (a)(b)	4,000	128,688
Chatwork Co., Ltd. (a)	2,300	26,497
Comture Corp.	400	9,665
COOKPAD, Inc. (a)	20,500	58,068
Credit Saison Co., Ltd. (b)	10,400	124,988
Cybozu, Inc.	10,500	212,090
Daiichi Sankyo Co., Ltd.	30,900	901,833
Daikin Industries, Ltd.	1,700	343,385
Daiwa Securities Group, Inc. (b)	52,000	269,224
Demae-Can Co., Ltd. (a)	400	8,822
Denso Corp.	10,200	678,185
Digital Arts, Inc.	100	8,769
Dip Corp.	500	13,118
Ebase Co., Ltd. (b)	7,700	65,851
Eisai Co., Ltd.	1,700	114,138
Elan Corp.	1,400	17,776
EM Systems Co., Ltd. (b)	11,100	85,184
ENEOS HoldingS, Inc.	20,100	91,241
Enigmo, Inc.	1,600	20,011
eRex Co., Ltd.	800	13,365
euglena Co., Ltd. (a)	1,700	16,292
See accompanying notes to financial statements.
147

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Fixstars Corp.	700	$ 6,544
France Bed Holdings Co., Ltd.	2,000	17,538
Freee KK (a)	300	25,520
FUJIFILM Holdings Corp. (b)	10,400	618,447
Fujio Food Group, Inc. (b)	800	9,882
Fujitsu, Ltd.	1,700	246,154
Fukui Computer Holdings, Inc. (b)	300	10,765
GA Technologies Co., Ltd. (a)(b)	1,600	32,014
giftee, Inc. (a)(b)	1,300	41,059
GMO GlobalSign Holdings KK	300	18,434
GNI Group, Ltd. (a)(b)	2,700	53,096
Gurunavi, Inc. (a)(b)	9,200	51,370
Hennge KK (a)	600	40,127
Hitachi, Ltd. (b)	10,400	470,965
Hokuhoku Financial Group, Inc. (b)	10,100	94,053
Honda Motor Co., Ltd.	10,400	312,376
Hoya Corp.	10,300	1,212,231
Insource Co., Ltd. (b)	1,200	25,053
Internet Initiative Japan, Inc. (b)	200	4,702
IR Japan Holdings, Ltd.	1,000	120,995
ITmedia, Inc.	2,400	40,463
ITOCHU Corp. (b)	9,800	318,123
Itokuro, Inc. (a)	1,200	13,281
Japan Medical Dynamic Marketing, Inc.	500	10,249
Japan Tobacco, Inc.	10,400	200,000
JFE Holdings, Inc.	10,400	128,282
JMDC, Inc. (a)	800	37,792
JSR Corp. (b)	10,400	314,353
JTOWER, Inc. (a)	700	54,290
Kajima Corp.	20,600	292,874
Kamakura Shinsho, Ltd.	8,600	99,542
Kamigumi Co., Ltd.	31,600	599,685
Kansai Electric Power Co., Inc.	10,100	109,500
Kao Corp.	1,700	112,508
KDDI Corp.	31,000	952,443
Keyence Corp.	1,200	545,919
Kitanotatsujin Corp.	9,800	56,494
KLab, Inc. (a)	7,800	56,824
Kobe Steel, Ltd. (a)	9,800	66,338
Komatsu, Ltd.	10,400	321,788
Konica Minolta, Inc. (b)	20,300	110,226
Kyocera Corp.	10,300	654,819
See accompanying notes to financial statements.
148

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Lasertec Corp.	200	$ 26,281
LEC, Inc. (b)	600	6,858
Leopalace21 Corp. (a)	9,400	13,015
M&A Capital Partners Co., Ltd. (a)	400	19,910
M3, Inc.	100	6,852
Makita Corp. (b)	10,400	446,588
Makuake, Inc. (a)	600	38,009
Marubeni Corp. (b)	52,000	433,318
Marui Group Co., Ltd. (b)	20,600	387,578
Mebuki Financial Group, Inc.	50,800	119,989
Media Do Co., Ltd.	700	41,620
Medical Data Vision Co., Ltd.	2,100	40,651
Medley, Inc. (a)(b)	2,400	96,000
MedPeer, Inc. (a)	1,500	88,778
Menicon Co., Ltd.	1,100	65,005
Mirai Corp. REIT	310	134,801
Mitsubishi Chemical Holdings Corp.	20,400	153,212
Mitsubishi Corp.	10,400	294,588
Mitsubishi Electric Corp.	51,500	786,016
Mitsubishi UFJ Financial Group, Inc. (b)	93,500	500,669
Mitsui & Co., Ltd.	10,400	216,659
Mitsuuroko Group Holdings Co., Ltd. (b)	1,500	18,421
Mizuho Financial Group, Inc. (b)	19,660	284,492
Money Forward, Inc. (a)	1,000	37,828
Monogatari Corp	600	39,095
MS&AD Insurance Group Holdings, Inc.	10,400	305,788
MTI, Ltd.	1,500	10,968
Murata Manufacturing Co., Ltd.	10,300	824,186
NEC Corp.	200	11,801
Nintendo Co., Ltd.	800	447,493
Nippon Steel Corp.	19,000	324,376
Nissan Motor Co., Ltd. (a)	20,300	113,147
Nitto Denko Corp.	1,700	145,538
Nomura Holdings, Inc.	51,900	273,074
NTT Data Corp. (b)	20,600	319,347
Obayashi Corp.	52,000	477,647
Oisix ra daichi, Inc. (a)(b)	1,700	44,846
One REIT, Inc.	13	36,588
Open Door, Inc. (a)	400	6,643
Optim Corp. (a)	500	13,452
ORIX Corp.	20,800	351,624
Oro Co., Ltd.	1,000	34,434
See accompanying notes to financial statements.
149

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Osaka Gas Co., Ltd.	10,400	$ 203,012
Panasonic Corp.	31,200	401,929
Pharma Foods International Co., Ltd. (b)	1,400	45,231
PKSHA Technology, Inc. (a)	700	18,960
PR Times, Inc. (a)	1,400	44,724
Proto Corp.	1,400	14,836
Rakus Co., Ltd.	1,200	23,175
Resona Holdings, Inc.	31,200	131,238
Riso Kyoiku Co., Ltd.	9,400	28,753
Rohm Co., Ltd.	1,700	166,308
Rorze Corp.	500	35,385
RS Technologies Co., Ltd.	700	40,480
Samty Residential Investment Corp. REIT	203	214,757
Secom Co., Ltd.	1,700	143,277
Serverworks Co., Ltd. (a)	600	23,647
Seven & i Holdings Co., Ltd.	1,700	68,662
SFP Holdings Co., Ltd. (a)	2,300	29,307
SHIFT, Inc. (a)	400	47,385
Shin-Etsu Chemical Co., Ltd.	1,700	286,308
Sinanen Holdings Co., Ltd.	1,000	27,557
Softbank Corp. (b)	10,200	132,785
SoftBank Group Corp.	19,400	1,638,027
Sompo Holdings, Inc. (b)	10,400	399,247
Sony Corp.	21,000	2,203,575
Sosei Group Corp. (a)	400	7,138
Sourcenext Corp. (b)	10,200	33,692
S-Pool, Inc.	9,400	96,807
Starts Proceed Investment Corp. REIT	7	14,247
Strike Co., Ltd.	600	23,973
Sumitomo Chemical Co., Ltd. (b)	52,000	269,647
Sumitomo Corp.	10,400	148,424
Sumitomo Electric Industries, Ltd. (b)	10,200	153,046
Sumitomo Mitsui Financial Group, Inc.	10,400	377,129
Sumitomo Mitsui Trust Holdings, Inc. (b)	1,700	59,369
SuRaLa Net Co., Ltd. (a)	300	10,466
Suruga Bank, Ltd. (b)	1,700	6,569
T&D Holdings, Inc.	20,800	268,424
Taiko Pharmaceutical Co., Ltd. (b)	2,700	30,494
Takeda Pharmaceutical Co., Ltd.	1,700	61,308
Tama Home Co., Ltd.	3,300	65,522
TDK Corp.	1,700	235,846
TechMatrix Corp.	1,000	17,801
See accompanying notes to financial statements.
150

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Teijin, Ltd. (b)	10,400	$ 179,482
TerraSky Co., Ltd. (a)	200	6,072
Terumo Corp.	20,600	745,515
Tokio Marine Holdings, Inc. (b)	10,300	490,765
Tokyo Electron, Ltd.	1,700	719,846
Tokyu Corp.	29,300	390,843
Toppan Printing Co., Ltd.	20,700	350,308
Toridoll Holdings Corp. (b)	700	10,516
Toshiba Corp.	1,700	57,538
Toyo Gosei Co., Ltd.	600	75,367
Toyota Motor Corp.	20,700	1,614,038
Toyota Tsusho Corp.	10,300	432,973
Tri Chemical Laboratories, Inc.	1,200	38,281
UNITED, Inc. (b)	1,200	15,128
UT Group Co., Ltd.	200	6,579
UUUM Co., Ltd. (a)	900	14,978
Uzabase, Inc. (a)	200	5,014
ValueCommerce Co., Ltd.	400	12,995
V-Cube, Inc.	1,400	33,701
Vector, Inc. (a)	1,100	12,901
Vision, Inc. (a)(b)	1,300	13,000
WATAMI Co., Ltd. (a)(b)	800	7,269
West Holdings Corp. (b)	2,210	68,900
West Japan Railway Co.	1,700	94,385
Yamada Holdings Co., Ltd.	20,200	109,135
Yamaha Corp.	21,100	1,147,611
YA-MAN, Ltd.	1,700	24,154
Yokowo Co., Ltd.	400	9,821
ZIGExN Co., Ltd. (b)	8,500	33,615
Zuken, Inc.	400	10,230
		36,205,973
KUWAIT — 0.0% (d)
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	22,907	20,311
Warba Bank KSCP (a)	13,325	10,449
		30,760
LUXEMBOURG — 0.0% (d)
ArcelorMittal SA (a)	6,013	174,062
Solutions 30 SE (a)(b)	2,187	27,863
		201,925
See accompanying notes to financial statements.
151

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
MACAU — 0.0% (d)
Sands China, Ltd. (a)	41,600	$ 207,881
MALAYSIA — 0.1%
ATA IMS Bhd	218,600	153,940
Careplus Group Bhd	12,500	3,828
CIMB Group Holdings Bhd	41,184	43,106
Comfort Glove Bhd	38,700	17,453
Duopharma Biotech Bhd	41,400	27,457
Focus Dynamics Group Bhd (a)	130,800	18,769
Frontken Corp. Bhd	39,000	47,780
Greatech Technology Bhd (a)	7,200	9,238
Hartalega Holdings Bhd	2,800	6,030
Kossan Rubber Industries	10,400	8,176
Malayan Banking Bhd	22,937	45,636
Mega First Corp. BHD	19,200	33,709
Pentamaster Corp. Bhd	17,050	23,027
Public Bank Bhd	100,500	101,797
Supermax Corp. Bhd	42,071	38,657
Tenaga Nasional Bhd	18,900	46,128
Top Glove Corp. Bhd	13,000	14,171
		638,902
MEXICO — 0.3%
America Movil SAB de CV Series L	405,900	276,942
Axtel SAB de CV (a)	102,289	27,596
Cemex SAB de CV Series CPO (a)	187,828	132,376
Fomento Economico Mexicano SAB de CV	41,717	314,175
Grupo Financiero Banorte SAB de CV Series O (a)	40,156	225,955
Grupo Mexico SAB de CV Class B	66,807	350,875
Grupo Televisa SAB Series CPO (a)	35,493	63,109
Industrias Penoles SAB de CV (a)	1,882	24,249
PLA Administradora Industrial S de RL de CV REIT	20,990	31,248
		1,446,525
NETHERLANDS — 1.3%
Akzo Nobel NV	3,422	383,204
Alfen Beheer B.V. (a)(c)	809	66,747
ASML Holding NV	3,832	2,328,438
Heineken NV (b)	2,807	289,064
ING Groep NV	28,827	353,440
Koninklijke Ahold Delhaize NV	15,591	435,197
Koninklijke DSM NV	5,351	907,507
Koninklijke KPN NV	2,482	8,442
See accompanying notes to financial statements.
152

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Koninklijke Philips NV (a)	12,732	$ 728,369
Pharming Group NV (a)(b)	22,242	28,873
Royal Dutch Shell PLC Class A	9,975	194,574
Royal Dutch Shell PLC Class B	52,017	958,101
Shop Apotheke Europe NV (a)(c)	244	53,340
Wolters Kluwer NV	2,203	191,910
		6,927,206
NEW ZEALAND — 0.0% (d)
Pushpay Holdings, Ltd. (a)(b)	22,584	32,899
NORWAY — 0.3%
Crayon Group Holding ASA (a)(c)	15,101	237,757
DNB ASA	19,639	418,715
Fjordkraft Holding ASA (c)	3,204	26,161
Frontline, Ltd.	1,780	13,053
Norsk Hydro ASA	54,384	348,869
Telenor ASA	16,088	283,639
		1,328,194
PAKISTAN — 0.1%
Packages, Ltd.	10,699	35,437
Pakistan State Oil Co., Ltd.	54,852	82,845
Searle Co., Ltd.	109,232	176,710
		294,992
PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR (a)	432	4,333
PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR (b)	1,559	40,783
POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	1,889	30,379
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,531	54,171
		84,550
RUSSIA — 0.2%
Gazprom PJSC ADR (b)	41,520	248,912
LUKOIL PJSC ADR	3,096	250,126
Mechel PJSC ADR (a)	47,534	82,234
MMC Norilsk Nickel PJSC ADR	843	26,378
Mobile TeleSystems PJSC ADR	9,860	82,232
Petropavlovsk PLC (a)(b)	203,190	66,862
Sberbank of Russia PJSC ADR	20,159	310,549
Surgutneftegas PJSC ADR	502	2,736
See accompanying notes to financial statements.
153

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tatneft PJSC ADR	4,769	$ 226,241
		1,296,270
SAUDI ARABIA — 0.3%
Al Rajhi Co. for Co-operative Insurance (a)	1,196	28,127
Aldrees Petroleum and Transport Services Co.	11,489	218,115
Amlak International for Real Estate Finance Co.	21,218	125,484
Aseer Trading Tourism & Manufacturing Co. (a)	12,979	84,649
City Cement Co.	8,306	57,471
Dur Hospitality Co.	12,642	104,833
Eastern Province Cement Co.	1,063	14,710
Etihad Etisalat Co. (a)	1,934	15,238
Halwani Brothers Co.	6,838	206,394
Herfy Food Services Co.	1,108	19,292
Jadwa REIT Saudi Fund	36,036	149,125
Leejam Sports Co. JSC (a)	3,729	71,987
Maharah Human Resources Co.	707	13,611
Mobile Telecommunications Co. (a)	33,565	134,246
Najran Cement Co.	38,452	235,609
National Agriculture Development Co (a)	3,204	26,911
National Medical Care Co.	734	10,490
Northern Region Cement Co.	13,420	46,589
Saudi Ceramic Co. (a)	6,765	75,309
Saudi Co. For Hardware CJSC	962	15,262
Saudi Fisheries Co. (a)	2,998	43,247
Saudi Industrial Services Co.	1,764	18,108
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,277	25,014
Saudi Research & Marketing Group (a)	907	18,839
Saudia Dairy & Foodstuff Co.	417	18,413
		1,777,073
SINGAPORE — 0.3%
CapitaLand, Ltd.	163,184	456,663
DBS Group Holdings, Ltd.	10,268	220,018
Singapore Exchange, Ltd.	103,000	764,297
Singapore Press Holdings, Ltd. (b)	105,000	119,567
Singapore Telecommunications, Ltd.	50,700	92,072
		1,652,617
SOUTH AFRICA — 0.5%
Anglo American PLC	12,061	473,008
Discovery, Ltd. (a)	65,080	584,326
FirstRand, Ltd. (b)	57,902	202,414
See accompanying notes to financial statements.
154

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Gold Fields, Ltd.	9,834	$ 91,579
Harmony Gold Mining Co., Ltd. (a)(b)	7,983	33,843
Impala Platinum Holdings, Ltd. (b)	6,427	119,141
MTN Group, Ltd.	21,385	125,779
MultiChoice Group, Ltd.	2,383	20,810
Naspers, Ltd. Class N	3,417	817,259
Nedbank Group, Ltd.	2,065	19,579
Old Mutual, Ltd. (b)	13,138	11,115
Sanlam, Ltd.	53,577	215,995
Sasol, Ltd. (a)	4,141	59,369
Standard Bank Group, Ltd.	13,828	117,460
		2,891,677
SOUTH KOREA — 1.7%
Advanced Process Systems Corp.	1,770	44,807
Ahnlab, Inc.	498	28,822
Alteogen, Inc. (a)	159	12,588
Ananti, Inc. (a)	1,433	9,382
Anterogen Co., Ltd. (a)	25	1,083
BH Co., Ltd.	3,284	52,086
Binex Co., Ltd. (a)	3,176	71,700
Bioneer Corp. (a)	727	10,406
Boditech Med, Inc.	1,961	29,370
Cellivery Therapeutics, Inc. (a)	378	42,584
Celltrion Pharm, Inc. (a)	94	12,459
Celltrion, Inc. (a)	456	130,746
CMG Pharmaceutical Co., Ltd. (a)	15,544	60,226
CrystalGenomics, Inc. (a)	1,148	14,404
DIO Corp. (a)	8,303	274,016
Dongsung Pharmaceutical Co., Ltd. (a)	907	9,497
Duk San Neolux Co., Ltd. (a)	2,235	89,360
Echo Marketing, Inc.	1,458	33,882
E-MART, Inc.	11	1,662
Enzychem Lifesciences Corp. (a)	839	90,072
Eone Diagnomics Genome Center Co., Ltd. (a)	4,726	20,670
Feelux Co., Ltd. (a)	2,792	8,523
Geneonelifescience, Inc. (a)	1,784	18,443
Genexine, Inc. (a)	322	27,171
Green Cross Cell Corp.	611	22,513
Green Cross LabCell Corp.	1,411	126,544
Hana Financial Group, Inc.	1,211	45,797
Hanall Biopharma Co., Ltd. (a)	731	14,791
Helixmith Co., Ltd. (a)	57	1,299
See accompanying notes to financial statements.
155

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
HLB, Inc. (a)	184	$ 6,373
Huons Co., Ltd.	569	28,205
Hyundai Mobis Co., Ltd.	734	189,378
Hyundai Motor Co.	1,570	302,417
Hyundai Steel Co.	130	5,519
iNtRON Biotechnology, Inc. (a)	659	15,023
JW Pharmaceutical Corp.	4,010	105,055
KB Financial Group, Inc.	3,867	192,026
Kia Motors Corp.	941	68,928
Korea Electric Power Corp. ADR (b)	3,329	34,156
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	1,180
KT&G Corp.	1,270	91,343
Kuk-il Paper Manufacturing Co., Ltd. (a)	456	2,337
L&C Bio Co., Ltd.	2,176	64,218
LG Chem, Ltd. Preference Shares	1,876	636,522
LG Electronics, Inc.	402	53,280
LG Household & Health Care, Ltd.	204	282,995
Lotte Chemical Corp.	20	5,319
Lotte Tour Development Co., Ltd. (a)	1,043	17,234
Naturecell Co., Ltd. (a)	3,399	29,943
NAVER Corp.	2,055	684,546
NHN KCP Corp. (a)	468	20,717
Oscotec, Inc. (a)	1,004	35,441
PHARMA RESEARCH PRODUCTS Co., Ltd.	173	10,135
Pharmicell Co., Ltd. (a)	542	7,208
POSCO ADR	5,915	427,063
Rsupport Co., Ltd.	1,439	10,312
Sam Chun Dang Pharm Co., Ltd. (a)	1,367	61,601
SAM KANG M&T Co., Ltd. (a)	1,673	31,634
Samsung C&T Corp.	400	44,003
Samsung Electronics Co., Ltd. GDR	1,668	3,042,432
Samsung Engineering Co., Ltd. (a)	735	9,092
Samsung Fire & Marine Insurance Co., Ltd.	220	36,934
Samsung Heavy Industries Co., Ltd. (a)	2,494	17,122
Samsung Securities Co., Ltd.	851	29,664
Sang-A Frontec Co., Ltd.	213	9,918
Seegene, Inc.	190	21,841
SFA Semicon Co., Ltd. (a)	2,383	15,897
Shin Poong Pharmaceutical Co., Ltd.	1,296	97,450
Shinhan Financial Group Co., Ltd.	3,867	127,960
SillaJen, Inc. (a)(f)	131	1,050
SK Chemicals Co., Ltd.	24	5,312
See accompanying notes to financial statements.
156

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SK Holdings Co., Ltd.	231	$ 57,559
SK Hynix, Inc.	5,720	669,671
SK Innovation Co., Ltd. (a)	237	45,861
Solus Advanced Materials Co, Ltd.	296	12,332
Telcon RF Pharmaceutical, Inc. (a)	3,710	16,456
Theragen Etex Co., Ltd. (a)	3,994	31,338
Unison Co., Ltd. (a)	1,592	6,028
Wemade Co., Ltd.	505	26,773
Winix, Inc.	1,738	35,090
		9,084,794
SPAIN — 0.8%
Acciona SA	6,616	1,111,159
Acerinox SA	15,852	207,268
ACS Actividades de Construccion y Servicios SA	14,510	481,935
Amadeus IT Group SA (a)	5,281	374,764
Banco Bilbao Vizcaya Argentaria SA	47,123	245,128
Banco Santander SA (a)	112,928	384,502
Iberdrola SA	48,564	626,993
Industria de Diseno Textil SA	10,483	346,211
Repsol SA	9,068	112,544
Telefonica SA	41,461	185,999
		4,076,503
SWEDEN — 1.1%
Sinch AB (a)(c)	290	51,104
Assa Abloy AB Class B	17,859	514,279
Atlas Copco AB Class B	14,433	752,590
Boozt AB (a)(c)	5,062	105,813
Camurus AB (a)	2,082	49,922
Cantargia AB (a)	2,322	8,232
Epiroc AB Class B	16,616	346,854
Evolution Gaming Group AB (c)	2,874	424,029
Fortnox AB	732	32,668
Hansa Biopharma AB (a)	3,300	57,509
LeoVegas AB (c)	6,510	38,203
Lime Technologies AB	436	18,208
MIPS AB	1,853	132,869
PowerCell Sweden AB (a)	713	21,088
Sandvik AB (a)	15,461	423,229
Securitas AB Class B	24,061	409,928
Sedana Medical AB (a)	520	19,598
Skandinaviska Enskilda Banken AB Class A (b)	36,418	444,764
See accompanying notes to financial statements.
157

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Skanska AB Class B (b)	15,772	$ 396,277
SKF AB Class B	11,216	319,380
Stillfront Group AB (a)	11,595	107,419
Svenska Handelsbanken AB Class A (b)	14,743	160,449
Tele2 AB Class B	11,018	148,907
Telefonaktiebolaget LM Ericsson Class B	29,460	390,545
Telia Co. AB	25,345	110,001
Volvo AB Class A (a)	19,531	499,686
		5,983,551
SWITZERLAND — 2.3%
ABB, Ltd.	21,919	665,151
Adecco Group AG	4,245	287,044
Alcon, Inc. (a)	2,891	203,290
Ascom Holding AG (a)	1,764	27,252
Basilea Pharmaceutica AG (a)(b)	534	26,350
Cie Financiere Richemont SA	5,929	571,638
Credit Suisse Group AG	18,552	195,189
Geberit AG	1,664	1,063,659
Givaudan SA	208	804,905
Gurit Holding AG	10	25,501
Kuehne + Nagel International AG	1,962	562,239
LafargeHolcim, Ltd.	4,249	250,746
Molecular Partners AG (a)	2,575	62,518
Nestle SA	21,166	2,369,045
Novartis AG	14,130	1,212,644
Relief Therapeutics Holding, Inc. (a)(b)	30,120	9,345
Roche Holding AG	5,294	1,718,166
Sensirion Holding AG (a)(c)	292	19,608
SGS SA	208	592,518
Swatch Group AG	624	180,275
Swiss Re AG	5,100	503,741
TRANSOCEAN, Ltd. (a)(b)	2,119	7,522
UBS Group AG	29,472	458,293
Vetropack Holding AG (a)	20	1,260
Zurich Insurance Group AG	1,039	445,341
		12,263,240
TAIWAN — 2.1%
Adimmune Corp. (a)	16,000	32,019
Advanced Wireless Semiconductor Co.	3,000	16,402
Alchip Technologies, Ltd.	5,000	157,712
AU Optronics Corp. ADR (a)(b)	106,465	798,488
See accompanying notes to financial statements.
158

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
AURAS Technology Co., Ltd.	2,000	$ 15,421
Bizlink Holding, Inc.	1,000	9,323
Career Technology MFG. Co., Ltd.	12,729	16,239
Century Iron & Steel Industrial Co., Ltd.	4,000	14,860
Charoen Pokphand Enterprise	5,000	13,423
Chief Telecom, Inc.	3,000	33,277
Chilisin Electronics Corp.	2,000	7,570
Chunghwa Telecom Co., Ltd. ADR (b)	14,243	557,471
Concraft Holding Co., Ltd.	2,406	6,619
CTBC Financial Holding Co., Ltd.	94,000	72,807
Darfon Electronics Corp.	8,000	13,290
Dyaco International, Inc.	43,000	179,336
Egis Technology, Inc.	1,000	6,063
Formosa Chemicals & Fibre Corp.	11,000	33,771
Formosa Plastics Corp.	14,000	49,557
Genius Electronic Optical Co., Ltd.	1,079	18,303
Global Lighting Technologies, Inc.	11,000	41,250
Global Unichip Corp.	1,000	13,966
Globalwafers Co., Ltd.	1,000	26,285
Gold Circuit Electronics, Ltd. (a)	78,000	153,633
Hon Hai Precision Industry Co., Ltd. GDR	83,086	729,495
International Games System Co., Ltd.	4,000	106,403
Jentech Precision Industrial Co., Ltd.	3,000	30,176
KMC Kuei Meng International, Inc.	7,000	51,519
Lotus Pharmaceutical Co., Ltd. (a)	3,000	8,170
MediaTek, Inc.	2,000	67,921
Medigen Vaccine Biologics Corp. (a)	14,000	141,801
Medtecs International Corp., Ltd.	14,900	10,313
Microbio Co., Ltd. (a)	4,000	9,617
Motech Industries, Inc. (a)	25,000	34,083
Nan Ya Plastics Corp.	16,000	44,748
Newmax Technology Co., Ltd. (a)	7,000	14,033
Nidec Chaun-Choung Technology Corp.	3,000	22,448
Oneness Biotech Co., Ltd. (a)	1,000	9,270
Pan Jit International, Inc.	13,500	25,313
PChome Online, Inc.	2,000	6,070
PharmaEngine, Inc.	1,000	2,534
PharmaEssentia Corp. (a)	5,364	18,235
Pharmally International Holding Co., Ltd. (a)(f)	1,282	1,272
Power Wind Health Industry, Inc.	6,300	36,542
RichWave Technology Corp.	12,000	266,639
Sporton International, Inc.	4,000	34,486
See accompanying notes to financial statements.
159

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TaiDoc Technology Corp.	1,000	$ 6,501
Taigen Biopharmaceuticals Holdings, Ltd. (a)	90,000	79,802
TaiMed Biologics, Inc. (a)	4,000	10,893
Taiwan Semiconductor Co., Ltd.	3,000	6,067
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,915	5,194,266
Taiwan Surface Mounting Technology Corp.	3,000	12,302
Taiwan Union Technology Corp.	2,000	8,376
Tanvex BioPharma, Inc. (a)	5,710	17,811
TCI Co., Ltd.	459	3,475
TSEC Corp. (a)	16,000	26,047
United Integrated Services Co., Ltd.	7,000	60,719
United Microelectronics Corp. ADR (b)	161,731	1,473,369
United Renewable Energy Co., Ltd. (a)	823,518	432,929
Universal Vision Biotechnology Co., Ltd.	4,000	45,281
Visual Photonics Epitaxy Co., Ltd.	2,000	8,306
Wafer Works Corp.	5,000	7,395
Win Semiconductors Corp.	2,000	27,407
XinTec, Inc. (a)	15,000	95,153
		11,474,272
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
AngloGold Ashanti, Ltd.	4,164	90,757
THAILAND — 0.1%
Bangkok Bank PCL	51,500	207,648
CP ALL PCL NVDR (a)	40,000	88,640
Kasikornbank PCL NVDR	10,100	46,864
Prima Marine PCL	121,600	31,519
PTT PCL	104,000	136,448
Siam Commercial Bank PCL NVDR	9,500	33,896
Super Energy Corp. PCL (a)	240,300	7,766
Taokaenoi Food & Marketing PCL Class F (b)	175,900	56,288
TQM Corp. PCL NVDR	18,500	72,520
		681,589
TURKEY — 0.1%
Akbank T.A.S.	48,779	27,642
Eldorado Gold Corp. (a)(b)	4,031	43,554
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	16,291	3,760
Izmir Demir Celik Sanayi A/S (a)	5,151	1,581
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	9,674	16,306
Migros Ticaret A/S (a)	7,787	32,931
Nuh Cimento Sanayi A/S	7,578	53,748
Turkiye Garanti Bankasi A/S (a)	48,259	39,009
See accompanying notes to financial statements.
160

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C (a)	36,017	$ 20,976
Vestel Elektronik Sanayi ve Ticaret A/S (a)	10,875	49,275
		288,782
UNITED ARAB EMIRATES — 0.1%
Amanat Holdings PJSC	404,693	93,650
Dana Gas PJSC	213,156	46,134
National Central Cooling Co. PJSC	52,182	39,778
Network International Holdings PLC (c)	9,308	53,115
SHUAA Capital PSC (a)	700,664	125,897
Union Properties PJSC (a)	1,362,998	99,076
		457,650
UNITED KINGDOM — 4.0%
3i Group PLC	73,998	1,177,667
Amcor PLC	15,647	183,411
AO World PLC (a)	16,818	68,335
AstraZeneca PLC	9,560	955,875
Avacta Group PLC (a)(b)	4,957	15,046
BAE Systems PLC	48,346	336,850
Barclays PLC	132,075	338,791
boohoo Group PLC (a)	4,457	20,908
BP PLC	118,083	480,041
British American Tobacco PLC	8,935	341,968
British Land Co. PLC REIT	34,662	241,411
BT Group PLC (a)	66,368	141,747
Burberry Group PLC (a)	8,603	225,344
Cairn Energy PLC	14,067	33,033
Capita PLC (a)	4,749	2,853
Ceres Power Holdings PLC (a)	7,043	122,048
CK Hutchison Holdings, Ltd.	51,920	413,720
CMC Markets PLC (c)	9,130	60,842
CNH Industrial NV (a)	7,470	115,845
Compass Group PLC (a)	23,534	474,547
Craneware PLC (b)	110	3,263
Diageo PLC	14,743	608,092
Eurasia Mining PLC (a)	62,164	25,645
Experian PLC	20,140	693,846
FLEX LNG, Ltd.	2,710	23,604
Frontier Developments PLC (a)	2,808	105,378
G4S PLC (a)	33,808	114,280
Gamesys Group PLC	1,347	35,905
GlaxoSmithKline PLC	33,894	602,315
See accompanying notes to financial statements.
161

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Greatland Gold PLC (a)	60,964	$ 16,150
Hammerson PLC REIT (b)	278,727	134,557
HSBC Holdings PLC	141,518	826,308
Imperial Brands PLC	5,091	104,799
Indivior PLC (a)	4,684	8,207
InterContinental Hotels Group PLC (a)	10,368	711,661
iomart Group PLC (b)	13,204	57,021
ITM Power PLC (a)	7,293	47,644
J Sainsbury PLC	39,947	133,654
Land Securities Group PLC REIT	22,412	213,392
Learning Technologies Group PLC	25,439	52,718
Liberty Global PLC Class A (a)	2,201	56,478
Liberty Global PLC Class C (a)	8,716	222,607
Linde PLC (e)	5,411	1,515,838
Linde PLC (e)	1,443	405,164
Lloyds Banking Group PLC (a)	469,572	275,571
M&G PLC	23,784	68,058
Marks & Spencer Group PLC (a)	53,571	111,496
National Grid PLC	10,265	122,365
Next PLC (a)	3,927	426,186
On the Beach Group PLC (a)(c)	5,592	31,324
Pearson PLC	5,503	58,584
Prudential PLC	26,279	558,541
Quilter PLC (c)	23,368	51,537
Reckitt Benckiser Group PLC	4,351	390,080
RELX PLC (e)	16,901	424,160
RELX PLC (e)	28,461	716,503
Rolls-Royce Holdings PLC (a)	76,735	111,482
RSA Insurance Group PLC	38,279	359,660
Sage Group PLC	90,772	767,460
Serica Energy PLC	46,102	71,621
Severn Trent PLC	13,519	430,119
Silence Therapeutics PLC (a)(b)	8,091	61,397
Smith & Nephew PLC	24,579	467,303
Smiths Group PLC	18,910	401,136
SSE PLC	11,913	239,149
Standard Chartered PLC	26,487	182,538
Standard Life Aberdeen PLC	79,711	318,824
Team17 Group PLC (a)	3,062	33,966
TechnipFMC PLC (a)	5,605	42,911
Tesco PLC	50,584	159,716
Unilever PLC (e)	8,403	470,237
See accompanying notes to financial statements.
162

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Unilever PLC (e)	2	$ 112
United Utilities Group PLC	24,095	307,772
Virgin Money UK PLC ADR (a)	739	1,931
Vodafone Group PLC	179,329	326,298
Warehouse Reit PLC	30,931	53,771
Whitbread PLC (a)	17,643	833,959
WPP PLC	18,682	237,290
		21,581,865
UNITED STATES — 56.5%
3M Co.	5,411	1,042,591
A10 Networks, Inc. (a)	636	6,112
Abbott Laboratories	20,652	2,474,936
AbbVie, Inc.	6,350	687,197
Accel Entertainment, Inc. (a)	9,020	98,589
Accelerate Diagnostics, Inc. (a)	4,442	36,957
Accenture PLC Class A	5,411	1,494,789
ACM Research, Inc. Class A (a)	622	50,251
Activision Blizzard, Inc.	720	66,960
Adobe, Inc. (a)	6,354	3,020,501
Advanced Micro Devices, Inc. (a)	5,909	463,857
Adverum Biotechnologies, Inc. (a)	1,149	11,329
Aerie Pharmaceuticals, Inc. (a)(b)	424	7,577
Aflac, Inc.	21,393	1,094,894
Agenus, Inc. (a)	18,182	49,455
Agilent Technologies, Inc.	10,806	1,373,875
AGNC Investment Corp. REIT	4,967	83,247
Akebia Therapeutics, Inc. (a)	2,475	8,378
Alexion Pharmaceuticals, Inc. (a)	4,138	632,742
Allegion PLC	1,766	221,845
Allstate Corp.	10,806	1,241,609
Alphabet, Inc. Class A (a)	2,535	5,228,488
Alphabet, Inc. Class C (a)	2,605	5,388,781
Alto Ingredients, Inc. (a)(b)	2,550	13,847
Altria Group, Inc.	10,806	552,835
Amazon.com, Inc. (a)	3,447	10,665,294
American Electric Power Co., Inc.	10,806	915,268
American Express Co.	11,097	1,569,560
American Tower Corp. REIT	5,411	1,293,554
Amgen, Inc.	7,667	1,907,626
Amyris, Inc. (a)(b)	3,514	67,117
Annaly Capital Management, Inc. REIT	10,081	86,697
Antares Pharma, Inc. (a)	9,129	37,520
See accompanying notes to financial statements.
163

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Anthem, Inc.	3,551	$ 1,274,631
APA Corp.	2,376	42,530
Appian Corp. (a)(b)	202	26,856
Apple, Inc.	131,726	16,090,331
Applied Materials, Inc.	14,170	1,893,112
Arbor Realty Trust, Inc. REIT	5,297	84,222
Archer-Daniels-Midland Co.	16,270	927,390
Arcturus Therapeutics Holdings, Inc. (a)	622	25,689
Arcus Biosciences, Inc. (a)	3,089	86,739
Arena Pharmaceuticals, Inc. (a)	2	139
Ares Commercial Real Estate Corp. REIT	22,615	310,278
Armada Hoffler Properties, Inc. REIT	11,288	141,552
ARMOUR Residential REIT, Inc. (b)	4,336	52,899
Arrowhead Pharmaceuticals, Inc. (a)	3,217	213,319
Arvinas, Inc. (a)	937	61,936
Assembly Biosciences, Inc. (a)	715	3,289
AT&T, Inc.	62,446	1,890,240
Athenex, Inc. (a)(b)	1,644	7,069
Automatic Data Processing, Inc.	5,411	1,019,811
Avanos Medical, Inc. (a)	710	31,055
Avrobio, Inc. (a)	435	5,520
AxoGen, Inc. (a)	435	8,813
Axonics Modulation Technologies, Inc. (a)	2,476	148,288
Baker Hughes Co.	4,359	94,198
Bancorp, Inc. (a)	3,716	76,996
Bank of America Corp.	93,710	3,625,640
Bank of New York Mellon Corp.	16,398	775,461
Baxter International, Inc.	10,473	883,293
Becton Dickinson and Co.	5,100	1,240,065
Berkshire Hathaway, Inc. Class B (a)	6,220	1,589,023
BioCryst Pharmaceuticals, Inc. (a)	11,232	114,229
BioDelivery Sciences International, Inc. (a)	5,587	21,845
Biogen, Inc. (a)	3,038	849,881
Bioxcel Therapeutics, Inc. (a)	311	13,423
BJ's Restaurants, Inc. (a)	1,070	62,146
Boeing Co. (a)	4,459	1,135,796
Booking Holdings, Inc. (a)	413	962,224
Bridgebio Pharma, Inc. (a)(b)	2,324	143,158
Brighthouse Financial, Inc. (a)	1,354	59,915
Bristol-Myers Squibb Co.	16,402	1,035,458
Broadcom, Inc.	4,031	1,869,013
C.H. Robinson Worldwide, Inc.	5,411	516,372
See accompanying notes to financial statements.
164

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Caesars Entertainment, Inc. (a)	1,328	$ 116,134
Capital One Financial Corp.	5,411	688,442
Capstead Mortgage Corp. REIT	2,315	14,422
Cara Therapeutics, Inc. (a)(b)	2,583	56,077
CareDx, Inc. (a)	619	42,148
Carnival Corp. (a)	5,411	143,608
Carrier Global Corp.	5,411	228,452
Carvana Co. (a)(b)	212	55,629
Catalyst Pharmaceuticals, Inc. (a)	2,992	13,793
CatchMark Timber Trust, Inc. Class A, REIT	4,140	42,145
Caterpillar, Inc.	5,411	1,254,649
CDK Global, Inc.	1,547	83,631
Celldex Therapeutics, Inc. (a)	1,620	33,372
CEL-SCI Corp. (a)(b)	1,070	16,275
Celsius Holdings, Inc. (a)	306	14,703
Century Communities, Inc. (a)	697	42,043
Cerus Corp. (a)	3,716	22,333
ChampionX Corp. (a)	4,539	98,632
Change Healthcare, Inc. (a)	6,965	153,927
ChannelAdvisor Corp. (a)	2,091	49,243
Charles Schwab Corp.	20,344	1,326,022
Charter Communications, Inc. Class A (a)	2,294	1,415,444
ChemoCentryx, Inc. (a)	2,490	127,588
Chemours Co.	1,348	37,623
Chevron Corp.	14,829	1,553,931
Chubb, Ltd.	8,187	1,293,300
Church & Dwight Co., Inc.	15,494	1,353,401
Cigna Corp.	1,571	379,774
Cisco Systems, Inc.	49,571	2,563,316
Citigroup, Inc.	27,627	2,009,864
Citrix Systems, Inc.	5,411	759,488
Clean Energy Fuels Corp. (a)	16,554	227,452
Clorox Co.	5,274	1,017,249
Cloudflare, Inc. Class A (a)	2,223	156,188
Clovis Oncology, Inc. (a)(b)	2,626	18,435
Coca-Cola Co.	21,461	1,131,209
Co-Diagnostics, Inc. (a)(b)	3,207	30,595
Coeur Mining, Inc. (a)	5,201	46,965
Cognizant Technology Solutions Corp. Class A	10,875	849,555
Coherus Biosciences, Inc. (a)	931	13,602
Colgate-Palmolive Co.	10,806	851,837
Collegium Pharmaceutical, Inc. (a)(b)	1,436	34,033
See accompanying notes to financial statements.
165

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Colony Credit Real Estate, Inc. REIT	34,356	$ 292,713
Comcast Corp. Class A	27,690	1,498,306
Community Health Systems, Inc. (a)	7,700	104,104
Community Healthcare Trust, Inc. REIT	6,966	321,272
Computer Programs & Systems, Inc.	212	6,487
Conagra Brands, Inc.	10,806	406,306
ConocoPhillips	10,806	572,394
Corning, Inc.	21,705	944,385
Corteva, Inc.	8,611	401,445
Costco Wholesale Corp.	5,411	1,907,269
Coty, Inc. Class A (a)	843	7,595
Crowdstrike Holdings, Inc. Class A (a)(b)	1,719	313,735
CryoPort, Inc. (a)(b)	1,149	59,759
CSX Corp.	14,088	1,358,365
Cue Biopharma, Inc. (a)	1,996	24,351
Cummins, Inc.	5,411	1,402,044
CVS Health Corp.	16,494	1,240,844
Cymabay Therapeutics, Inc. (a)(b)	1,122	5,094
Cytokinetics, Inc. (a)	293	6,815
CytomX Therapeutics, Inc. (a)	5,588	43,195
Danaher Corp.	8,397	1,889,997
Dave & Buster's Entertainment, Inc. (a)	2,388	114,385
Deere & Co.	5,195	1,943,657
Dell Technologies, Inc. Class C (a)	1,130	99,610
Denny's Corp. (a)	1,070	19,378
Devon Energy Corp.	2,376	51,916
DexCom, Inc. (a)	218	78,347
Dicerna Pharmaceuticals, Inc. (a)	1,441	36,846
Diebold Nixdorf, Inc. (a)	3,110	43,944
Digital Turbine, Inc. (a)	5,400	433,944
Dine Brands Global, Inc. (a)	636	57,259
Discover Financial Services	10,806	1,026,462
DocuSign, Inc. (a)	609	123,292
Dollar Tree, Inc. (a)	6,114	699,808
Domo, Inc. Class B (a)	1,101	61,975
Dow, Inc.	8,720	557,557
Duke Energy Corp.	5,900	569,527
DuPont de Nemours, Inc.	6,282	485,473
Durect Corp. (a)(b)	12,897	25,536
DXC Technology Co. (a)	1,765	55,174
Dynavax Technologies Corp. (a)	6,526	64,151
Dynex Capital, Inc. REIT	17,598	333,130
See accompanying notes to financial statements.
166

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Easterly Government Properties, Inc. REIT	30,531	$ 632,908
Eaton Corp. PLC	10,806	1,494,254
eBay, Inc.	16,270	996,375
Ecolab, Inc.	3,712	794,628
Edison International	9,337	547,148
Editas Medicine, Inc. (a)	498	20,916
eHealth, Inc. (a)	212	15,419
El Pollo Loco Holdings, Inc. (a)	933	15,040
Elanco Animal Health, Inc. (a)	2,277	67,058
Eli Lilly & Co.	10,580	1,976,556
Ellington Financial, Inc. REIT	3,961	63,416
Emerson Electric Co.	10,806	974,917
Endo International PLC (a)	3,230	23,934
Enphase Energy, Inc. (a)	704	114,161
EOG Resources, Inc.	11,097	804,865
Equity Residential REIT	5,411	387,590
Essential Properties Realty Trust, Inc. REIT	2,710	61,869
Estee Lauder Cos., Inc. Class A	5,411	1,573,789
Etsy, Inc. (a)	414	83,491
Everi Holdings, Inc. (a)	2,177	30,717
EverQuote, Inc. Class A (a)	436	15,822
Evolent Health, Inc. Class A (a)	1,382	27,916
Exelon Corp.	10,806	472,654
eXp World Holdings, Inc. (a)(b)	408	18,584
Expedia Group, Inc. (a)	398	68,504
Exxon Mobil Corp.	29,888	1,668,647
Facebook, Inc. Class A (a)	17,383	5,119,815
Fastenal Co.	10,889	547,499
Fastly, Inc. Class A (a)(b)	306	20,588
Fate Therapeutics, Inc. (a)	715	58,952
FB Financial Corp.	907	40,325
FedEx Corp.	4,763	1,352,883
Ferguson PLC	4,355	520,825
FirstEnergy Corp.	10,806	374,860
Flexion Therapeutics, Inc. (a)	5,401	48,339
Ford Motor Co. (a)	43,366	531,234
Forterra, Inc. (a)	2,488	57,846
Fortive Corp.	5,293	373,898
Fox Corp. Class A	7,672	277,036
Franklin Resources, Inc.	16,270	481,592
Freeport-McMoRan, Inc. (a)	3,110	102,412
Fulgent Genetics, Inc. (a)(b)	204	19,710
See accompanying notes to financial statements.
167

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	5,411	$ 982,421
General Electric Co.	42,705	560,717
General Mills, Inc.	5,411	331,803
General Motors Co. (a)	10,806	620,913
Geron Corp. (a)	7,688	12,147
Gilead Sciences, Inc.	13,905	898,680
Gladstone Commercial Corp. REIT	19,629	383,943
Global Medical REIT, Inc.	9,570	125,463
Globalstar, Inc. (a)	43,157	58,262
Goldman Sachs Group, Inc.	5,411	1,769,397
Granite Point Mortgage Trust, Inc. REIT	2,315	27,711
Green Brick Partners, Inc. (a)	1,319	29,915
Groupon, Inc. (a)	441	22,290
GrowGeneration Corp. (a)	816	40,547
Halliburton Co.	10,806	231,897
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,580	88,638
Healthpeak Properties, Inc. REIT	14,722	467,276
Hecla Mining Co.	2,176	12,381
Heron Therapeutics, Inc. (a)(b)	1,149	18,625
Hershey Co.	5,411	855,804
Hess Corp.	5,411	382,882
Hewlett Packard Enterprise Co.	21,705	341,637
Home Depot, Inc.	11,234	3,429,179
Honeywell International, Inc.	11,219	2,435,308
HP, Inc.	21,705	689,134
Illinois Tool Works, Inc.	7,668	1,698,615
ImmunoGen, Inc. (a)	8,712	70,567
Ingersoll Rand, Inc. (a)	8,286	407,754
Inmode, Ltd. (a)	1,555	112,535
Innovative Industrial Properties, Inc. REIT (b)	925	166,648
Inovio Pharmaceuticals, Inc. (a)(b)	1,701	15,785
Inspire Medical Systems, Inc. (a)	501	103,702
Installed Building Products, Inc.	137	15,191
Intel Corp.	40,363	2,583,232
Intellia Therapeutics, Inc. (a)	936	75,119
International Business Machines Corp.	8,736	1,164,159
International Flavors & Fragrances, Inc.	1,672	233,428
International Money Express, Inc. (a)	4,354	65,354
International Seaways, Inc.	448	8,682
Intra-Cellular Therapies, Inc. (a)	2,060	69,896
Intuit, Inc.	4,413	1,690,444
See accompanying notes to financial statements.
168

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Invitae Corp. (a)(b)	215	$ 8,215
J.M. Smucker Co.	5,411	684,654
Johnson & Johnson	17,828	2,930,032
Johnson Controls International PLC	14,341	855,727
JPMorgan Chase & Co.	30,166	4,592,170
Juniper Networks, Inc.	10,806	273,716
Kadmon Holdings, Inc. (a)	5,426	21,107
Kala Pharmaceuticals, Inc. (a)(b)	1,996	13,453
Karyopharm Therapeutics, Inc. (a)	5,485	57,702
Kellogg Co.	5,411	342,516
Keysight Technologies, Inc. (a)	5,409	775,651
Kimberly-Clark Corp.	5,411	752,400
Kinder Morgan, Inc.	7,991	133,050
KKR Real Estate Finance Trust, Inc. REIT	2,611	48,016
Kohl's Corp.	5,411	322,550
Kosmos Energy, Ltd. (a)	6,532	20,053
Kraft Heinz Co.	626	25,040
Krystal Biotech, Inc. (a)	2	154
L Brands, Inc. (a)	1,562	96,625
Lamb Weston Holdings, Inc.	3,617	280,245
Lantheus Holdings, Inc. (a)	2,181	46,608
Las Vegas Sands Corp. (a)	5,411	328,772
Leidos Holdings, Inc.	1,353	130,267
LGI Homes, Inc. (a)	137	20,455
Liberty Broadband Corp. Class C (a)	786	118,018
Limelight Networks, Inc. (a)(b)	4,353	15,540
Lindblad Expeditions Holdings, Inc. (a)(b)	4,140	78,246
Lockheed Martin Corp.	3,099	1,145,081
Lowe's Cos., Inc.	11,111	2,113,090
Lumen Technologies, Inc.	3,654	48,781
LyondellBasell Industries NV Class A	5,309	552,401
M/I Homes, Inc. (a)	448	26,463
MacroGenics, Inc. (a)	3,310	105,424
Macy's, Inc. (a)	2,741	44,377
Magnite, Inc. (a)(b)	1,866	77,644
Marathon Oil Corp.	16,270	173,764
Marathon Petroleum Corp.	10,889	582,453
Marsh & McLennan Cos., Inc.	10,806	1,316,171
Mastercard, Inc. Class A	2,899	1,032,189
Matador Resources Co.	1,701	39,888
Mattel, Inc. (a)	330	6,574
Maxar Technologies, Inc.	2,730	103,249
See accompanying notes to financial statements.
169

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	11,206	$ 999,127
McDonald's Corp.	5,411	1,212,822
McEwen Mining, Inc. (a)(b)	15,284	15,895
McKesson Corp.	3,520	686,541
Medifast, Inc.	412	87,270
Medtronic PLC	18,887	2,231,121
MeiraGTx Holdings PLC (a)	1,020	14,719
Merchants Bancorp	936	39,256
Merck & Co., Inc.	21,601	1,665,221
Mersana Therapeutics, Inc. (a)	1,555	25,160
Meta Financial Group, Inc.	718	32,533
MetLife, Inc.	16,061	976,348
MGP Ingredients, Inc.	190	11,239
Micron Technology, Inc. (a)	1,228	108,322
Microsoft Corp.	57,375	13,527,304
Mitek Systems, Inc. (a)	3,742	54,558
Moderna, Inc. (a)	1,982	259,543
Monarch Casino & Resort, Inc. (a)	759	46,011
Mondelez International, Inc. Class A	5,411	316,706
Morgan Stanley	16,270	1,263,528
Mosaic Co.	4,967	157,007
Nautilus, Inc. (a)(b)	408	6,381
Neoleukin Therapeutics, Inc. (a)(b)	1,555	19,142
NeoPhotonics Corp. (a)	1,996	23,852
NetApp, Inc.	5,411	393,217
Netflix, Inc. (a)	2,297	1,198,253
Newmont Corp. (b)	5,411	326,121
News Corp. Class A	2,808	71,407
NexPoint Residential Trust, Inc. REIT	20,114	927,054
NextEra Energy, Inc.	21,651	1,637,032
NIKE, Inc. Class B	16,896	2,245,309
NMI Holdings, Inc. Class A (a)	212	5,012
Norfolk Southern Corp.	5,411	1,452,962
Northrop Grumman Corp.	2,281	738,223
Nov, Inc. (a)	2,376	32,599
Novavax, Inc. (a)	514	93,193
NOW, Inc. (a)	623	6,286
nVent Electric PLC	401	11,192
NVIDIA Corp.	3,514	1,876,230
Occidental Petroleum Corp.	6,449	171,672
Ocular Therapeutix, Inc. (a)	510	8,369
Omeros Corp. (a)(b)	2,080	37,024
See accompanying notes to financial statements.
170

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	31,568	$ 2,215,127
O'Reilly Automotive, Inc. (a)	2,100	1,065,225
Otis Worldwide Corp.	2,705	185,157
Overstock.com, Inc. (a)	1,008	66,790
Owens & Minor, Inc.	3,011	113,183
Palomar Holdings, Inc. (a)	933	62,548
Parker-Hannifin Corp.	5,309	1,674,618
PayPal Holdings, Inc. (a)	11,493	2,790,960
Peloton Interactive, Inc. Class A (a)	2,032	228,478
Penn National Gaming, Inc. (a)	622	65,210
PennyMac Financial Services, Inc.	212	14,176
Pentair PLC	401	24,990
People's United Financial, Inc.	39,741	711,364
PepsiCo, Inc.	11,098	1,569,812
Personalis, Inc. (a)	1,313	32,313
Perspecta, Inc.	1,021	29,660
PetMed Express, Inc. (b)	715	25,150
Pfizer, Inc.	55,070	1,995,186
PG&E Corp. (a)	1,122	13,139
Phathom Pharmaceuticals, Inc. (a)(b)	311	11,681
Philip Morris International, Inc.	10,806	958,924
Phillips 66	2,683	218,772
Pinterest, Inc. Class A (a)	3,247	240,375
Pioneer Natural Resources Co.	3,652	580,011
Plug Power, Inc. (a)	909	32,579
PNC Financial Services Group, Inc.	5,411	949,144
PPL Corp.	16,270	469,227
Premier Financial Corp.	212	7,051
Procter & Gamble Co.	11,720	1,587,240
Prologis, Inc. REIT	16,392	1,737,552
Prudential Financial, Inc.	8,094	737,363
PTC Therapeutics, Inc. (a)	1,331	63,023
Public Service Enterprise Group, Inc.	10,806	650,629
Public Storage REIT	4,560	1,125,226
Puma Biotechnology, Inc. (a)	2,502	24,319
Purple Innovation, Inc. (a)	510	16,142
QUALCOMM, Inc.	13,073	1,733,349
Quidel Corp. (a)	102	13,049
QuinStreet, Inc. (a)	936	19,001
Quotient, Ltd. (a)	1,701	6,260
Qurate Retail, Inc. Class A	9,857	115,918
Radius Health, Inc. (a)	2,082	43,431
See accompanying notes to financial statements.
171

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Raytheon Technologies Corp.	18,136	$ 1,401,369
REGENXBIO, Inc. (a)	190	6,481
Relmada Therapeutics, Inc. (a)(b)	759	26,724
Renewable Energy Group, Inc. (a)	204	13,472
Resideo Technologies, Inc. (a)	1,054	29,776
Retail Opportunity Investments Corp. REIT	44,611	707,977
Revance Therapeutics, Inc. (a)	3,101	86,673
Rigel Pharmaceuticals, Inc. (a)	23,287	79,642
Roku, Inc. (a)	720	234,554
Ross Stores, Inc.	9,770	1,171,521
Ruth's Hospitality Group, Inc. (a)	5,573	138,378
Safehold, Inc. REIT (b)	1,137	79,704
salesforce.com, Inc. (a)	11,618	2,461,506
Sangamo Therapeutics, Inc. (a)	711	8,909
Sarepta Therapeutics, Inc. (a)	412	30,706
Schlumberger NV	10,985	298,682
Scholar Rock Holding Corp. (a)	1,913	96,913
Scientific Games Corp. Class A (a)	1,842	70,954
Seagate Technology PLC	5,411	415,294
Seritage Growth Properties Class A, REIT (a)	1,555	28,534
ServiceNow, Inc. (a)	218	109,024
SI-BONE, Inc. (a)	622	19,786
SIGA Technologies, Inc. (a)	2,176	14,144
Simon Property Group, Inc. REIT	5,411	615,609
Simulations Plus, Inc.	436	27,573
Skyline Champion Corp. (a)	1,361	61,599
Smith & Wesson Brands, Inc.	510	8,900
Snap, Inc. Class A (a)	6,612	345,741
SolarEdge Technologies, Inc. (a)	137	39,379
Sorrento Therapeutics, Inc. (a)(b)	4,555	37,670
Southern Co.	5,411	336,348
Sprout Social, Inc. Class A (a)	808	46,670
Square, Inc. Class A (a)	1,745	396,202
Starbucks Corp.	20,564	2,247,028
State Street Corp. (g)	5,411	454,578
Stellantis NV	9,246	163,915
Sunnova Energy International, Inc. (a)	933	38,085
Synchrony Financial	6,033	245,302
Sysco Corp.	10,806	850,864
Tabula Rasa HealthCare, Inc. (a)(b)	822	37,853
Tandem Diabetes Care, Inc. (a)	501	44,213
Tapestry, Inc. (a)	5,181	213,509
See accompanying notes to financial statements.
172

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Target Corp.	5,411	$ 1,071,757
TE Connectivity, Ltd.	10,806	1,395,163
TechTarget, Inc. (a)	7,258	504,068
Teladoc Health, Inc. (a)(b)	311	56,524
Tesla, Inc. (a)	5,303	3,542,033
Texas Instruments, Inc.	14,504	2,741,111
TherapeuticsMD, Inc. (a)(b)	25,855	34,646
Thermo Fisher Scientific, Inc.	5,264	2,402,384
Tivity Health, Inc. (a)	1,070	23,882
TJX Cos., Inc.	21,393	1,415,147
Trade Desk, Inc. Class A (a)	101	65,818
Trane Technologies PLC	9,353	1,548,483
Travelers Cos., Inc.	5,411	813,814
Triumph Group, Inc. (a)	1,701	31,264
Twilio, Inc. Class A (a)	711	242,280
Twist Bioscience Corp. (a)	1,441	178,482
Twitter, Inc. (a)	3,207	204,061
Tyson Foods, Inc. Class A	8,613	639,946
Uber Technologies, Inc. (a)	424	23,112
UMH Properties, Inc. REIT	31,006	594,385
Union Pacific Corp.	8,189	1,804,937
Unisys Corp. (a)	2,079	52,848
United Parcel Service, Inc. Class B	5,411	919,816
UnitedHealth Group, Inc.	9,324	3,469,181
Universal Corp.	190	11,208
Urstadt Biddle Properties, Inc. Class A, REIT	1,328	22,111
US Bancorp	16,402	907,195
Valero Energy Corp.	9,195	658,362
Vanda Pharmaceuticals, Inc. (a)	1,253	18,820
Vapotherm, Inc. (a)(b)	754	18,111
Vaxart, Inc. (a)	2,346	14,193
Vector Group, Ltd.	31,956	445,786
Verizon Communications, Inc.	18,500	1,075,775
ViacomCBS, Inc. Class B	11,714	528,301
Viatris, Inc. (a)	6,833	95,457
Viking Therapeutics, Inc. (a)(b)	931	5,889
Visa, Inc. Class A	19,700	4,171,081
Vista Outdoor, Inc. (a)	1,368	43,872
Vontier Corp. (a)	2,113	63,961
Voyager Therapeutics, Inc. (a)(b)	3,011	14,182
Walmart, Inc.	11,098	1,507,441
Walgreens Boots Alliance, Inc.	10,806	593,249
See accompanying notes to financial statements.
173

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Walt Disney Co. (a)	18,814	$ 3,471,559
Waste Management, Inc.	10,708	1,381,546
WaVe Life Sciences, Ltd. (a)	3,505	19,663
Wayfair, Inc. Class A (a)(b)	311	97,887
Wells Fargo & Co.	42,959	1,678,408
Western Digital Corp.	6,738	449,762
Williams Cos., Inc.	9,834	232,967
Yum! Brands, Inc.	5,411	585,362
Zillow Group, Inc. Class C (a)(b)	303	39,281
ZIOPHARM Oncology, Inc. (a)	14,868	53,525
Zoetis, Inc.	623	98,110
Zoom Video Communications, Inc. Class A (a)	1,607	516,313
Zscaler, Inc. (a)	707	121,371
Zynex, Inc. (a)(b)	1,996	30,479
		303,600,344
ZAMBIA — 0.0% (d)
First Quantum Minerals, Ltd.	4,871	92,820
TOTAL COMMON STOCKS (Cost $443,712,132)		534,405,791

RIGHTS — 0.0% (d)
CHILE — 0.0% (d)
Sociedad Quimica y Minera de Chile SA (expiring 4/19/21) (a)	132	409
ITALY — 0.0% (d)
SNAM SpA (expiring 04/07/21) (a) (f)	37,191	—
TURKEY — 0.0% (d)
Izmir Demir Celik Sanayi A/S (expiring 04/15/21) (a)	5,371	2,933
UNITED STATES — 0.0% (d)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $9,758)		3,556
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (h) (i)	1,705,160	1,705,671
See accompanying notes to financial statements.
174

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (j)	8,929,726	$ 8,929,726
TOTAL SHORT-TERM INVESTMENTS (Cost $10,635,389)		10,635,397
TOTAL INVESTMENTS — 101.4% (Cost $454,357,279)		545,044,744
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(7,312,183)
NET ASSETS — 100.0%		$ 537,732,561
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $2,322, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2021.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
See accompanying notes to financial statements.
175

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$534,171,432	$232,037	$2,322	$534,405,791
Rights	3,342	214	0(a)	3,556
Short-Term Investments	10,635,397	—	—	10,635,397
TOTAL INVESTMENTS	$544,810,171	$232,251	$2,322	$545,044,744
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
Sector Breakdown as of March 31, 2021

% of Net Assets
Information Technology	20.3%
Financials	14.0
Consumer Discretionary	13.3
Industrials	11.7
Health Care	11.5
Communication Services	8.6
Consumer Staples	6.3
Materials	4.8
Energy	3.5
Real Estate	3.1
Utilities	2.3
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Corp.	4,838	$ 287,039	$ 109,419	$ 65,556	$10,989	$112,687	5,411	$ 454,578	$ 5,573
State Street Institutional Liquid Reserves Fund, Premier Class	747,570	747,720	16,267,851	15,310,072	104	68	1,705,160	1,705,671	535
State Street Navigator Securities Lending Portfolio II	7,293,158	7,293,158	28,552,349	26,915,781	—	—	8,929,726	8,929,726	42,880
Total		$8,327,917	$44,929,619	$42,291,409	$ 11,093	$112,755		$11,089,975	$48,988
See accompanying notes to financial statements.
176

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.5%
BHP Group PLC	26,584	$ 768,220
Glencore PLC (a)	137,081	537,604
Rio Tinto PLC	13,510	1,034,506
		2,340,330
AUSTRIA — 0.6%
Agrana Beteiligungs AG	148	3,048
ams AG (a)	3,318	66,420
ANDRITZ AG	904	40,735
AT&S Austria Technologie & Systemtechnik AG	323	11,616
BAWAG Group AG (b)	898	46,481
CA Immobilien Anlagen AG	728	30,888
DO & Co. AG (a)(c)	86	6,954
Erste Group Bank AG (a)	3,804	129,297
EVN AG	429	9,257
Flughafen Wien AG (a)	111	3,816
IMMOFINANZ AG (a)	1,185	24,247
Lenzing AG (a)(c)	169	21,730
Mayr Melnhof Karton AG	112	23,089
Oberbank AG	175	17,647
Oesterreichische Post AG (c)	404	17,711
OMV AG	1,813	92,179
Palfinger AG	169	6,614
Porr AG (a)	147	2,695
Raiffeisen Bank International AG (a)	1,725	37,973
S IMMO AG	527	13,286
S&T AG (a)	614	15,299
Schoeller-Bleckmann Oilfield Equipment AG	138	6,204
Semperit AG Holding (a)	70	3,122
Strabag SE	191	6,768
Telekom Austria AG	1,738	13,727
UBM Development AG	47	2,094
UNIQA Insurance Group AG	1,479	11,125
Verbund AG (c)	843	61,428
Vienna Insurance Group AG Wiener Versicherung Gruppe	486	12,623
Voestalpine AG	1,439	59,752
Wienerberger AG	1,478	54,197
Zumtobel Group AG	352	3,243
		855,265
See accompanying notes to financial statements.
177

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BELGIUM — 1.6%
Ackermans & van Haaren NV	285	$ 45,421
Aedifica SA REIT	445	51,150
Ageas SA/NV	2,315	140,285
AGFA-Gevaert NV (a)	1,890	8,796
Anheuser-Busch InBev SA	10,684	674,933
Ascencio REIT	65	3,617
Banque Nationale de Belgique	4	8,603
Barco NV	960	22,577
Befimmo SA REIT	255	10,415
Bekaert SA	456	19,122
bpost SA (a)	1,244	11,916
Care Property Invest NV REIT	259	7,488
Cie d'Entreprises CFE (a)	91	9,166
Cie du Bois Sauvage SA	13	5,775
Cofinimmo SA REIT	361	52,696
D'ieteren SA	300	29,441
Econocom Group SA	1,772	6,966
Elia Group SA (c)	429	47,345
Etablissements Franz Colruyt NV	658	39,333
Euronav NV	2,603	23,878
Fagron	586	13,038
Financiere de Tubize SA	274	27,115
Galapagos NV (a)	550	42,741
Gimv NV	238	14,266
Groupe Bruxelles Lambert SA	1,236	128,213
Immobel SA	52	3,948
Intervest Offices & Warehouses NV REIT	293	7,283
Ion Beam Applications	283	5,455
KBC Ancora (a)	477	20,463
KBC Group NV (a)	3,308	241,049
Kinepolis Group NV (a)	188	9,766
Lotus Bakeries NV	4	21,202
Melexis NV	240	25,457
Mithra Pharmaceuticals SA (a)(c)	195	6,211
Montea CVA REIT	164	17,155
Ontex Group NV (a)(c)	840	8,866
Orange Belgium SA	357	9,609
Proximus SADP	1,997	43,562
Recticel SA	509	7,430
Retail Estates NV REIT	135	9,266
Shurgard Self Storage SA	323	14,748
See accompanying notes to financial statements.
178

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sipef NV (a)	76	$ 4,104
Sofina SA	195	66,119
Solvay SA (c)	932	116,329
Telenet Group Holding NV	558	22,678
Tessenderlo Group SA (a)	300	13,205
TINC Comm	288	4,197
UCB SA	1,606	153,117
Umicore SA	2,584	137,362
VGP NV	94	15,069
Warehouses De Pauw CVA REIT	1,614	53,456
Xior Student Housing NV REIT	319	17,059
		2,498,461
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd. (a)	2,040	14,495
BRAZIL — 0.1%
Yara International ASA	2,209	115,103
CHILE — 0.1%
Antofagasta PLC	4,925	114,836
CHINA — 0.4%
Prosus NV	5,604	624,389
DENMARK — 3.5%
ALK-Abello A/S (a)	87	33,134
Alm Brand A/S	861	10,123
Ambu A/S Class B	2,133	100,415
AP Moller - Maersk A/S Class A	39	85,113
AP Moller - Maersk A/S Class B	75	174,642
Asetek A/S (a)	192	1,889
Bavarian Nordic A/S (a)	717	32,451
Better Collective A/S (a)	209	5,131
Carlsberg AS Class B	1,307	201,298
Chemometec A/S	150	14,246
Chr. Hansen Holding A/S (a)	1,311	119,416
Coloplast A/S Class B	1,517	228,654
D/S Norden A/S	342	7,945
Danske Bank A/S	8,712	163,420
Demant A/S (a)	1,296	55,031
Dfds A/S (a)	433	22,225
Drilling Co. of 1972 A/S (a)	262	10,425
DSV Panalpina A/S	2,584	508,188
FLSmidth & Co. A/S (c)	522	20,054
See accompanying notes to financial statements.
179

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Genmab A/S (a)	831	$ 274,069
GN Store Nord A/S	1,655	130,612
H Lundbeck A/S	788	26,985
ISS A/S (a)	2,006	37,486
Jyske Bank A/S (a)	755	36,104
Netcompany Group A/S (b)	570	54,406
NKT A/S (a)	432	18,828
Novo Nordisk A/S Class B	21,285	1,445,528
Novozymes A/S Class B	2,638	169,379
Orsted A/S (b)	2,375	384,514
Pandora A/S (a)	1,271	136,501
Per Aarsleff Holding A/S	244	10,623
Ringkjoebing Landbobank A/S	378	37,036
Rockwool International A/S Class A (c)	70	26,272
Rockwool International A/S Class B	117	49,441
Royal Unibrew A/S	539	56,507
Scandinavian Tobacco Group A/S Class A (b)	805	15,482
Schouw & Co. A/S	165	17,314
SimCorp A/S	513	63,680
Spar Nord Bank A/S (a)	1,089	11,651
Sydbank A/S	787	21,255
Topdanmark A/S	612	28,066
Tryg A/S (c)	3,893	92,035
Vestas Wind Systems A/S	2,507	515,825
Zealand Pharma A/S (a)	378	11,983
		5,465,382
EGYPT — 0.0% (d)
Centamin PLC	14,687	21,074
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F (a)	626	49,683
FINLAND — 2.2%
Aktia Bank Oyj	805	9,319
Alma Media Oyj	430	4,548
Altia Oyj	296	3,702
Asiakastieto Group Oyj (b)	271	11,180
Aspo Oyj	327	3,413
BasWare Oyj (a)	169	7,280
Bittium Oyj (a)(c)	456	3,543
CapMan Oyj Class B	1,949	6,001
Cargotec Oyj Class B (c)	508	27,524
Caverion Oyj	1,139	6,921
See accompanying notes to financial statements.
180

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Citycon Oyj (c)	1,161	$ 9,674
Elisa Oyj	1,913	114,980
eQ Oyj	96	2,087
Finnair Oyj (a)	7,902	6,589
Fiskars Oyj Abp	637	11,874
Fortum Oyj	5,559	148,702
F-Secure Oyj	1,260	5,983
Harvia Oyj	138	4,995
Huhtamaki Oyj	1,216	55,109
Kamux Corp.	338	5,196
Kemira Oyj	1,339	20,600
Kesko Oyj Class A	1,127	31,591
Kesko Oyj Class B	3,475	106,515
Kojamo Oyj	2,584	50,657
Kone Oyj Class B	5,102	417,708
Konecranes Oyj	828	36,980
Lassila & Tikanoja Oyj	460	7,558
Marimekko Oyj	44	2,503
Metsa Board Oyj	2,204	24,064
Musti Group Oyj	290	9,380
Neles Oyj	1,066	13,569
Neste Oyj	5,414	287,993
Nokia Oyj (a)	67,432	269,816
Nokian Renkaat Oyj (c)	1,677	60,864
Nordea Bank Abp	42,879	423,069
Olvi Oyj Class A	203	11,619
Oriola Oyj Class B	1,423	3,428
Orion Oyj Class A	407	17,531
Orion Oyj Class B (c)	1,329	53,373
Outokumpu Oyj (a)	4,143	24,054
Outotec Oyj	8,782	98,106
Ponsse Oyj	138	6,131
QT Group Oyj (a)	238	25,007
Raisio Oyj Class V	1,597	7,348
Revenio Group Oyj	335	19,922
Rovio Entertainment Oyj (b)	613	4,780
Sampo Oyj Class A	6,408	289,730
Sanoma Oyj	1,038	17,470
Stora Enso Oyj Class A	339	6,933
Stora Enso Oyj Class R (c)	7,779	145,414
Talenom Oyj	349	4,389
Terveystalo Oyj (b)	1,003	13,957
See accompanying notes to financial statements.
181

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
TietoEVRY Oyj	1,069	$ 33,194
Tikkurila Oyj (a)	456	18,141
Tokmanni Group Corp.	613	14,409
UPM-Kymmene Oyj	6,797	244,688
Uponor Oyj	701	15,588
Vaisala Oyj Class A	344	12,877
Valmet Oyj (c)	1,695	61,776
Wartsila OYJ Abp	6,190	64,996
YIT Oyj (c)	2,181	11,622
		3,437,970
FRANCE — 15.3%
Accor SA (a)	2,086	78,846
Adevinta ASA (a)	3,493	51,517
Aeroports de Paris (a)	352	42,157
Air France-KLM (a)	2,947	17,651
Air Liquide SA	5,974	978,059
Airbus SE (a)	7,316	830,098
Albioma SA	323	15,868
ALD SA (b)	1,036	15,196
Alstom SA (a)	3,423	171,060
Altarea SCA REIT	43	7,833
Alten SA (a)	369	43,412
Amundi SA (a)(b)	768	61,559
ARGAN SA	106	10,016
Arkema SA	830	100,818
Atos SE (a)	1,371	107,186
AXA SA	26,076	701,359
BioMerieux	638	81,358
BNP Paribas SA (a)	14,542	886,692
Bollore SA	11,630	56,288
Bouygues SA	3,755	150,889
Bureau Veritas SA (a)	3,699	105,512
Capgemini SE	2,123	362,048
Carmila SA REIT	562	8,521
Carrefour SA	7,723	140,192
Casino Guichard Perrachon SA (a)	587	19,621
CGG SA (a)	9,024	10,876
Christian Dior SE	62	37,673
Cie de Saint-Gobain (a)	6,738	398,492
Cie Generale des Etablissements Michelin SCA	2,240	336,060
Cie Plastic Omnium SA	785	28,822
CNP Assurances (a)	1,796	34,217
See accompanying notes to financial statements.
182

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Coface SA (a)	1,107	$ 12,282
Covivio REIT	690	59,200
Covivio Hotels SACA REIT	894	18,545
Credit Agricole SA (a)	15,957	231,521
Danone SA	8,181	562,485
Dassault Aviation SA (a)	31	34,576
Dassault Systemes SE	1,773	380,086
Edenred	3,093	161,912
Eiffage SA (a)	1,245	124,903
Electricite de France SA (a)	6,319	84,962
Elior Group SA (b)	1,284	9,552
Elis SA (a)	2,468	40,377
Engie SA (a)	23,393	332,812
EssilorLuxottica SA	3,746	611,311
Eurazeo SE (a)	584	44,546
Eutelsat Communications SA	1,955	23,850
Faurecia SE (a)(e)	1,049	56,010
Faurecia SE (a)(e)	240	12,781
Financiere de L'Odet SA	7	8,161
Fnac Darty SA (a)	222	13,659
Gaztransport Et Technigaz SA	279	22,298
Gecina SA REIT	609	84,030
Getlink SE (a)	5,554	85,381
Hermes International	442	490,391
ICADE REIT	430	31,510
Iliad SA	229	43,628
Imerys SA	507	24,741
Interparfums SA (a)	186	11,236
Ipsen SA	463	39,806
IPSOS	508	19,225
JCDecaux SA (a)	954	24,107
Kaufman & Broad SA	221	9,571
Kering SA	922	637,822
Klepierre SA REIT	2,671	62,423
Korian SA (a)	763	26,562
La Francaise des Jeux SAEM (b)	1,396	63,611
Lagardere SCA (a)	402	10,593
Legrand SA	3,380	315,100
L'Oreal SA	3,075	1,181,070
LVMH Moet Hennessy Louis Vuitton SE	3,337	2,228,074
Maisons du Monde SA (a)(b)	577	12,803
McPhy Energy SA (a)	272	10,422
See accompanying notes to financial statements.
183

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Mercialys SA REIT	850	$ 9,386
Metropole Television SA (a)	715	15,311
Natixis SA (a)	11,763	56,434
Neoen SA (a)(b)	272	13,666
Nexans SA (a)	352	31,235
Nexity SA	526	26,014
Orange SA	25,781	318,306
Orpea SA (a)	652	75,710
Pernod Ricard SA	2,582	485,691
Publicis Groupe SA	2,935	179,512
Quadient SA	438	10,553
Remy Cointreau SA	274	50,720
Renault SA (a)	2,629	114,109
Rexel SA (a)	3,067	60,918
Robertet SA	8	8,697
Rothschild & Co. (a)	365	13,213
Rubis SCA	1,208	57,358
Safran SA (a)	4,773	651,006
Sanofi	14,360	1,421,913
Sartorius Stedim Biotech	300	123,830
Schneider Electric SE	7,138	1,092,705
SCOR SE (a)	2,168	74,148
SEB SA	389	68,762
Societe BIC SA	326	19,127
Societe Generale SA (a)	10,712	280,942
Sodexo SA (a)	1,081	103,901
SOITEC (a)	288	58,998
Somfy SA	93	15,587
Sopra Steria Group SACA (a)	211	35,338
SPIE SA (a)	1,629	39,095
Suez SA	5,105	108,358
Teleperformance	742	271,040
Television Francaise 1 (a)(c)	1,509	13,780
Thales SA	1,346	134,023
Tikehau Capital SCA	561	16,681
TOTAL SE	33,107	1,547,671
Trigano SA	103	19,296
Ubisoft Entertainment SA (a)	1,341	102,256
Unibail-Rodamco-Westfield REIT (a)	1,740	139,757
Valeo SA	2,841	96,732
Veolia Environnement SA	6,721	172,676
Verallia SASU (b)	522	18,865
See accompanying notes to financial statements.
184

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Vicat SA	222	$ 10,802
Vinci SA	7,445	764,409
Virbac SA (a)	52	13,415
Vivendi SE	10,963	360,775
Wendel SE	352	43,811
Worldline SA (a)(b)	2,955	248,112
		23,742,475
GERMANY — 13.6%
1&1 Drillisch AG	560	15,776
Aareal Bank AG (a)	764	21,730
Adidas AG (a)	2,354	736,484
ADLER Group SA (a)(b)	979	26,878
AIXTRON SE (a)	1,438	32,745
Allianz SE	5,190	1,323,962
alstria office REIT-AG	2,406	38,967
Amadeus Fire AG (a)	65	9,534
Aroundtown SA	12,382	88,334
Aurubis AG	430	35,700
BASF SE	11,585	964,546
Bayer AG	12,365	784,178
Bayerische Motoren Werke AG	4,031	419,138
Bayerische Motoren Werke AG Preference Shares	715	57,017
Bechtle AG	352	66,151
Beiersdorf AG	1,250	132,368
Bilfinger SE	283	10,371
Brenntag SE	1,961	167,787
CANCOM SE	456	26,336
Carl Zeiss Meditec AG	464	70,076
CECONOMY AG (a)	2,139	12,404
Commerzbank AG (a)	12,633	77,623
CompuGroup Medical SE & Co. KgaA	370	31,332
Continental AG (a)	1,358	179,876
Covestro AG (b)	2,428	163,627
CTS Eventim AG & Co. KGaA (a)	691	40,152
Daimler AG	10,584	945,516
Delivery Hero SE (a)(b)	2,106	273,507
Dermapharm Holding SE	217	15,560
Deutsche Bank AG (a)	25,972	310,987
Deutsche Boerse AG	2,390	398,030
Deutsche EuroShop AG (a)	637	13,296
Deutsche Lufthansa AG (a)	3,742	49,719
Deutsche Pfandbriefbank AG (a)(b)	1,708	19,914
See accompanying notes to financial statements.
185

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Deutsche Post AG	12,399	$ 680,829
Deutsche Telekom AG	40,885	825,055
Deutsche Wohnen SE	4,259	199,123
Deutz AG (a)	1,538	11,514
DMG Mori AG	117	5,789
Duerr AG	625	26,077
DWS Group GmbH & Co. KGaA (b)	396	17,162
E.ON SE	26,570	309,904
EnBW Energie Baden-Wuerttemberg AG	229	19,647
Encavis AG	1,228	23,352
Evonik Industries AG	2,402	85,144
Evotec SE (a)	1,712	61,852
Fielmann AG (a)	300	23,994
Flatex DEGIRO AG (a)	179	16,620
Fraport AG Frankfurt Airport Services Worldwide (a)	473	28,824
Freenet AG	1,627	39,028
Fresenius Medical Care AG & Co. KGaA	2,495	183,918
Fresenius SE & Co. KGaA	5,233	233,590
Fuchs Petrolub SE Preference Shares	884	42,431
Fuchs Petrolub SE	404	16,286
GEA Group AG	1,881	77,265
Gerresheimer AG	357	35,539
Grand City Properties SA	1,315	33,012
GRENKE AG	352	13,363
Hamborner REIT AG	889	9,419
Hannover Rueck SE	767	140,447
Hapag-Lloyd AG (b)	91	14,160
HeidelbergCement AG	1,881	171,244
Hella GmbH & Co. KGaA (a)	562	31,586
HelloFresh SE (a)	2,185	163,327
Henkel AG & Co. KGaA Preference Shares	2,268	255,522
Henkel AG & Co. KGaA	1,285	127,541
HOCHTIEF AG	283	25,378
HUGO BOSS AG	696	27,379
Hypoport AG (a)	55	29,218
Indus Holding AG	232	9,653
Infineon Technologies AG	16,518	701,899
Instone Real Estate Group AG (a)(b)	471	12,981
Jenoptik AG	647	19,467
Jungheinrich AG Preference Shares	612	29,491
K+S AG	2,428	24,176
KION Group AG	901	89,163
See accompanying notes to financial statements.
186

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kloeckner & Co. SE (a)	950	$ 11,992
Knorr-Bremse AG	822	102,812
Krones AG	195	15,859
KWS SAA t SE & Co. KGaA	125	10,827
LANXESS AG	998	73,732
LEG Immobilien SE	926	122,067
MAN SE	92	5,774
Merck KGaA	1,629	279,143
METRO AG	1,495	15,831
MorphoSys AG (a)	404	35,270
MTU Aero Engines AG	684	161,344
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,763	544,121
Nemetschek SE	755	48,272
New Work SE	39	10,153
Nordex SE (a)	794	25,551
Norma Group SE	404	19,230
OSRAM Licht AG (a)	368	22,992
PATRIZIA AG	563	14,293
Pfeiffer Vacuum Technology AG	65	11,841
Porsche Automobil Holding SE Preference Shares	1,946	206,803
ProSiebenSat.1 Media SE (a)	2,297	47,069
Puma SE (a)	1,175	115,367
Rational AG	65	50,611
Rheinmetall AG	557	56,561
RWE AG	8,545	335,635
Salzgitter AG (a)	482	15,091
SAP SE	13,751	1,687,588
Sartorius AG Preference Shares	306	152,920
Sartorius AG	28	12,176
Schaeffler AG Preference Shares	2,112	18,815
Scout24 AG (b)	1,271	96,649
Siemens AG	9,419	1,549,820
Siemens Energy AG (a)	5,966	214,632
Siemens Healthineers AG (b)	2,813	152,743
Siltronic AG (a)	164	26,503
Sixt SE (a)	163	21,571
Sixt SE Preference Shares	212	16,569
SMA Solar Technology AG (a)	232	13,661
Software AG	623	26,316
Softwareone Holding AG	1,168	30,281
Stabilus SA	315	22,213
STRATEC SE	81	10,967
See accompanying notes to financial statements.
187

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Stroeer SE & Co. KGaA	326	$ 26,629
Suedzucker AG	851	14,453
Symrise AG	1,528	185,692
TAG Immobilien AG	1,862	53,266
Talanx AG (a)	673	28,602
TeamViewer AG (a)(b)	2,020	86,489
Telefonica Deutschland Holding AG	11,634	34,184
Thyssenkrupp AG (a)	6,176	82,640
TRATON SE	732	19,787
TUI AG (a)	10,608	53,743
Uniper SE	1,118	40,576
United Internet AG	1,270	51,048
Varta AG (a)	203	29,943
VERBIO Vereinigte BioEnergie AG	215	9,274
Volkswagen AG	364	132,279
Volkswagen AG Preference Shares	2,304	646,103
Vonovia SE	6,678	437,170
Wacker Chemie AG	222	31,662
Wacker Neuson SE (a)	378	9,063
Washtec AG (a)	170	9,790
Zalando SE (a)(b)	2,199	216,166
zooplus AG (a)	83	23,753
		21,084,967
GREECE — 0.0% (d)
Energean PLC (a)	2,021	23,696
HONG KONG — 0.0% (d)
Cadeler A/S (a)	706	2,965
INDIA — 0.0% (d)
Rhi Magnesita NV	345	20,078
IRELAND — 1.2%
AIB Group PLC (a)	9,962	26,250
Bank of Ireland Group PLC (a)(c)	11,871	59,017
C&C Group PLC (a)	4,077	15,806
Cairn Homes PLC (a)	9,520	11,624
COSMO Pharmaceuticals NV (a)	81	7,143
CRH PLC	10,065	472,821
Flutter Entertainment PLC (a)	2,084	448,961
Glanbia PLC	2,577	38,495
Greencore Group PLC (a)	5,668	12,293
Hibernia REIT PLC	8,786	11,400
Kerry Group PLC Class A	1,947	244,163
See accompanying notes to financial statements.
188

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	1,979	$ 168,164
Ryanair Holdings PLC ADR (a)	1,236	142,140
Smurfit Kappa Group PLC	3,014	142,261
UDG Healthcare PLC	3,259	35,320
		1,835,858
ITALY — 3.5%
A2A SpA	19,904	36,306
ACEA SpA	560	12,268
AMCO - Asset Management Co. SpA (a)(c)(f)	98	—
Amplifon SpA (a)	1,585	59,127
Anima Holding SpA (b)	3,545	18,299
Ascopiave SpA	838	3,846
Assicurazioni Generali SpA (a)	16,167	324,158
ASTM SpA (a)	750	22,742
Atlantia SpA (a)	6,374	119,487
Autogrill SpA (a)(c)	1,615	13,382
Avio SpA (a)	216	3,118
Azimut Holding SpA	1,378	31,476
Banca Generali SpA (a)	743	26,215
Banca IFIS SpA	342	4,522
Banca Mediolanum SpA (a)	2,779	26,293
Banca Monte dei Paschi di Siena SpA (a)	4,424	5,948
Banca Popolare di Sondrio SCPA (a)	5,759	19,331
Banco BPM SpA (a)(c)	19,253	55,099
BF SpA	719	3,363
BFF Bank SpA (a)(b)(c)	1,456	10,730
BPER Banca (a)	11,873	26,185
Brembo SpA (a)	1,973	24,626
Brunello Cucinelli SpA (a)(c)	427	18,398
Buzzi Unicem SpA	1,212	31,580
Carel Industries SpA (b)	509	10,385
Cementir Holding NV	586	6,026
Cerved Group SpA (a)	2,480	27,486
CIR SpA-Compagnie Industriali (a)	11,381	6,347
Credito Emiliano SpA (a)	950	5,560
Credito Valtellinese SpA (a)	844	12,094
Danieli & C Officine Meccaniche SpA	462	7,091
Datalogic SpA	160	3,276
Davide Campari-Milano NV	5,682	63,789
De' Longhi SpA	819	33,151
DiaSorin SpA	328	52,736
doValue SpA (a)(b)	508	6,209
See accompanying notes to financial statements.
189

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Enav SpA (b)	3,217	$ 15,683
Enel SpA	97,998	978,198
Eni SpA	31,603	389,779
ERG SpA	716	21,324
Falck Renewables SpA	1,482	10,634
Ferrari NV	1,533	321,339
Fila SpA (a)	326	3,870
Fincantieri SpA (a)(c)	6,197	5,087
FinecoBank Banca Fineco SpA (a)	7,738	126,913
Gruppo MutuiOnline SpA	316	16,694
Guala Closures SpA (a)	297	2,953
GVS SpA (a)(b)	785	12,382
Hera SpA	9,906	38,048
Illimity Bank SpA (a)	757	8,515
Infrastrutture Wireless Italiane SpA (b)	4,113	45,923
Interpump Group SpA	1,085	54,808
Intesa Sanpaolo SpA (a)	229,568	623,399
Iren SpA	8,311	23,013
Italgas SpA	6,216	40,437
Italmobiliare SpA	274	9,242
Juventus Football Club SpA (a)	3,358	3,097
Leonardo SpA	5,128	41,610
Maire Tecnimont SpA (a)(c)	2,045	6,023
MARR SpA (a)	421	9,075
Mediaset SpA (a)	4,058	11,704
Mediobanca Banca di Credito Finanziario SpA (a)	8,029	89,231
Moncler SpA (a)	2,505	143,879
Nexi SpA (a)(b)	6,265	109,565
Piaggio & C SpA	2,273	8,645
Pirelli & C SpA (a)(b)	4,844	28,477
Poste Italiane SpA (b)	5,932	75,575
Prysmian SpA	3,406	110,925
RAI Way SpA (b)	1,210	6,840
Recordati Industria Chimica e Farmaceutica SpA	1,284	69,222
Reply SpA	281	35,635
Saipem SpA (c)	7,312	19,972
Salvatore Ferragamo SpA (a)(c)	623	11,979
Saras SpA (a)(c)	7,248	4,924
Sesa SpA (a)	65	7,960
Snam SpA	26,557	147,572
Societa Cattolica di Assicurazioni SC (a)	2,216	13,035
SOL SpA	459	9,036
See accompanying notes to financial statements.
190

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Tamburi Investment Partners SpA	1,570	$ 13,987
Technogym SpA (a)(b)	1,414	16,469
Telecom Italia SpA (e)	127,840	69,296
Telecom Italia SpA (e)	76,605	44,153
Terna Rete Elettrica Nazionale SpA	17,918	135,578
Tod's SpA (a)	160	5,232
UniCredit SpA (a)	28,114	297,811
Unipol Gruppo SpA (a)	4,759	26,602
UnipolSai Assicurazioni SpA	5,016	15,116
Webuild SpA (c)	5,658	11,863
Zignago Vetro SpA	300	5,712
		5,484,690
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	2,124	66,698
KAZAKHSTAN — 0.0% (d)
KAZ Minerals PLC	4,050	48,446
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	143	8,190
LUXEMBOURG — 0.4%
APERAM SA	648	29,261
ArcelorMittal SA (a)	8,904	257,750
Brederode SA	156	17,876
Eurofins Scientific SE (a)	1,610	154,236
Global Fashion Group SA (a)	1,024	13,467
Kernel Holding SA	627	8,501
RTL Group SA (a)	487	28,596
SES SA	4,870	38,772
Solutions 30 SE (a)	961	12,243
Tenaris SA	5,936	67,059
		627,761
MALTA — 0.0% (d)
Catena Media PLC (a)	1,073	5,830
Kindred Group PLC SDR (a)	2,923	51,543
		57,373
MEXICO — 0.0% (d)
Fresnillo PLC	2,344	27,948
NETHERLANDS — 7.1%
Aalberts NV	1,218	61,841
ABN AMRO Bank NV (a)(b)	5,988	72,910
See accompanying notes to financial statements.
191

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Adyen NV (a)(b)	352	$ 787,488
Aegon NV	23,084	109,879
Akzo Nobel NV	2,397	268,422
Alfen Beheer B.V. (a)(b)	270	22,277
Arcadis NV (a)(c)	947	38,688
Argenx SE (a)	640	176,314
ASM International NV	587	171,095
ASML Holding NV	5,281	3,208,893
ASR Nederland NV	1,792	80,475
Basic-Fit NV (a)(b)	510	19,690
BE Semiconductor Industries NV	907	76,155
Boskalis Westminster (a)	1,027	33,049
Corbion NV	613	34,222
Euronext NV (b)	678	68,450
EXOR NV	1,442	121,923
Flow Traders (b)	456	19,111
GrandVision NV (a)(b)	753	23,276
Heineken Holding NV	1,270	113,291
Heineken NV	3,019	310,896
IMCD NV	721	100,416
ING Groep NV	49,324	604,748
Intertrust NV (a)(b)	1,150	19,085
JDE Peet's NV (a)	1,013	37,265
Just Eat Takeaway (a)(b)	439	40,508
Just Eat Takeaway.com NV (a)(b)(c)	1,052	97,207
Koninklijke Ahold Delhaize NV	12,931	360,948
Koninklijke DSM NV	2,283	387,187
Koninklijke KPN NV	42,237	143,661
Koninklijke Philips NV (a)	11,528	659,490
Koninklijke Vopak NV	844	42,108
NN Group NV	3,902	191,191
OCI NV (a)	1,062	23,004
PostNL NV (a)	5,848	28,420
Randstad NV (c)	1,549	109,196
Royal Dutch Shell PLC Class B	44,168	813,530
Royal Dutch Shell PLC Class A (c)	51,626	1,019,357
SBM Offshore NV (c)	1,850	33,963
Shop Apotheke Europe NV (a)(b)	165	36,070
Signify NV (a)(b)	1,590	82,149
TKH Group NV	510	24,528
VEON, Ltd. (a)(c)	7,843	13,735
See accompanying notes to financial statements.
192

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	3,362	$ 292,875
		10,978,986
NORWAY — 1.4%
ABG Sundal Collier Holding ASA	5,486	5,720
AF Gruppen ASA	699	14,428
Akastor ASA (a)	1,783	1,266
Aker ASA Class A	312	23,922
Aker BP ASA	1,372	39,024
Aker Solutions ASA (a)	2,943	5,065
AKVA Group ASA (a)	129	1,384
American Shipping Co. ASA	624	2,240
ArcticZymes Technologies ASA (a)(c)	414	3,540
Arcus ASA (b)	415	2,100
Arendals Fossekompani A/S	165	5,219
Atea ASA	1,046	17,817
Atlantic Sapphire ASA (a)	788	11,123
Austevoll Seafood ASA	1,147	13,907
Avance Gas Holding, Ltd. (b)(c)	593	3,300
Axactor SE (a)	2,063	2,216
B2Holding ASA (a)	3,672	3,764
Bergenbio ASA (a)	732	2,641
BEWi ASA (a)	555	1,658
Bonheur ASA	273	7,228
Borregaard ASA	1,208	26,350
Bouvet ASA	117	8,662
BW Energy, Ltd. (a)	574	1,807
BW Offshore, Ltd.	1,181	4,887
Carasent ASA (a)	621	3,092
Crayon Group Holding ASA (a)(b)	411	6,471
DNB ASA	11,206	238,919
DNO ASA (a)	8,198	9,004
Elkem ASA (b)	3,089	13,461
Entra ASA (b)	2,049	45,582
Equinor ASA	13,498	264,541
Europris ASA (b)	2,122	12,728
Fjord1 ASA (a)(b)	517	2,725
Fjordkraft Holding ASA (b)	821	6,704
Frontline, Ltd.	1,054	7,729
Gjensidige Forsikring ASA	2,399	56,375
Grieg Seafood ASA (a)(c)	631	6,257
Hexagon Composites ASA (a)	1,398	7,763
Hexagon Purus Holding A/S (a)	180	1,091
See accompanying notes to financial statements.
193

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Hofseth BioCare ASA (a)	2,290	$ 2,463
Kid ASA (b)	325	3,800
Kitron ASA	2,123	5,471
Komplett Bank ASA (a)	1,730	2,189
Kongsberg Gruppen ASA	1,145	26,290
Leroy Seafood Group ASA	3,582	30,674
LINK Mobility Group Holding ASA (a)	1,761	8,561
Medistim ASA	143	4,272
Mowi ASA	5,633	140,027
MPC Container Ships A/S (a)	2,851	3,357
Multiconsult ASA (b)	272	5,417
NEL ASA (a)	19,203	56,666
Nordic Nanovector ASA (a)(c)	630	1,768
Nordic Semiconductor ASA (a)	2,063	37,048
Norsk Hydro ASA	17,290	110,914
Norway Royal Salmon ASA	300	7,162
Norwegian Energy Co. ASA (a)	291	5,233
Norwegian Finans Holding ASA (a)	1,988	22,357
Norwegian Property ASA	2,322	3,876
NRC Group ASA (a)	496	1,001
NTS ASA	329	3,469
Ocean Yield ASA	776	2,673
Odfjell Drilling, Ltd. (a)	1,208	2,887
Olav Thon Eiendomsselskap ASA (a)	378	7,240
Orkla ASA	9,478	93,088
Otello Corp. ASA (a)	1,541	5,506
Panoro Energy ASA (a)	962	2,338
Pareto Bank ASA	526	2,915
PCI Biotech Holding ASA (a)	396	1,192
Pexip Holding ASA (a)	1,141	12,790
PGS ASA (a)	4,872	3,533
PhotoCure ASA (a)	306	4,875
Protector Forsikring ASA (a)	882	9,289
Salmar ASA	689	47,621
Sandnes Sparebank	248	2,400
SATS ASA (a)	856	2,241
Sbanken ASA (b)	1,021	9,844
Scatec ASA (b)	1,495	45,289
Schibsted ASA Class A (a)	1,015	42,686
Schibsted ASA Class B (a)	1,287	46,135
Self Storage Group ASA (a)	808	2,272
Selvaag Bolig ASA	558	4,125
See accompanying notes to financial statements.
194

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SpareBank 1 B.V.	488	$ 2,738
SpareBank 1 Nord Norge	1,278	12,217
SpareBank 1 Oestlandet	560	7,308
SpareBank 1 Ringerike Hadeland	60	1,757
SpareBank 1 SMN	1,648	20,734
SpareBank 1 SR-Bank ASA	2,330	28,660
Sparebanken More	105	4,035
Sparebanken Vest	1,169	10,723
Stolt-Nielsen, Ltd.	300	4,435
Storebrand ASA (a)	5,942	59,961
Telenor ASA	8,152	143,724
TGS Nopec Geophysical Co. ASA	1,510	24,101
Tomra Systems ASA	1,549	67,194
Ultimovacs ASA (a)	209	1,557
Veidekke ASA	1,389	19,298
VOW ASA (a)(c)	788	4,080
Wallenius Wilhelmsen ASA (a)	1,312	4,257
Wilh Wilhelmsen Holding ASA Class A	172	3,687
Wilh Wilhelmsen Holding ASA Class B	118	2,474
XXL ASA (a)(b)	2,118	4,630
		2,152,234
POLAND — 0.6%
11 bit studios SA (a)	25	3,497
AB SA	169	2,064
Ac SA	109	1,005
Agora SA (a)	455	715
Alior Bank SA (a)	1,131	6,592
Allegro.eu SA (a)(b)	3,916	55,148
Alumetal SA (a)	133	1,941
Ambra SA	122	566
Amica SA	65	2,438
Apator SA	326	2,032
Asseco Business Solutions SA	225	2,121
Asseco Poland SA	712	12,197
Asseco South Eastern Europe SA	326	3,362
Atal SA (a)	85	881
Atrium European Real Estate, Ltd.	1,980	6,458
Auto Partner SA (a)	836	2,055
Bank Handlowy w Warszawie SA (a)	415	4,123
Bank Millennium SA (a)	7,696	7,380
Bank Ochrony Srodowiska SA (a)	430	839
Bank Polska Kasa Opieki SA (a)	2,035	36,420
See accompanying notes to financial statements.
195

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Benefit Systems SA (a)	15	$ 3,003
Bioton SA (a)	481	661
BNP PARIBAS BANK POLSKA SA (a)	212	3,224
Boryszew SA (a)	971	773
Budimex SA	143	11,089
CCC SA (a)	380	8,796
CD Projekt SA (a)	856	41,325
Celon Pharma SA	194	2,429
Ciech SA (a)	326	3,061
ComArch SA	65	3,657
Comp SA (a)	56	786
Cyfrowy Polsat SA	3,466	25,964
Datawalk SA (a)	39	1,907
Develia SA	5,688	3,431
Dino Polska SA (a)(b)	612	40,417
Dom Development SA	102	3,477
Echo Investment SA (a)	2,300	2,553
Enea SA (a)	2,722	4,380
Energa SA (a)	891	1,759
Enter Air SA (a)	108	1,013
Eurocash SA (a)	1,002	3,644
Fabryki Mebli Forte SA (a)	178	2,255
Famur SA (a)	3,849	2,317
Ferro SA	222	1,519
Firma Oponiarska Debica SA	21	430
Globe Trade Centre SA (a)	2,375	4,153
Grupa Azoty SA (a)	600	4,584
Grupa Kety SA	118	16,746
Grupa Lotos SA	1,104	12,148
ING Bank Slaski SA (a)	413	18,253
InPost SA (a)	2,593	42,562
Inter Cars SA (a)	117	9,814
Jastrzebska Spolka Weglowa SA (a)	666	4,992
KGHM Polska Miedz SA (a)	1,733	83,532
KRUK SA (a)	175	8,125
LiveChat Software SA	170	5,420
LPP SA (a)	13	26,768
Lubelski Wegiel Bogdanka SA (a)	143	859
Mabion SA (a)	106	2,076
Mangata Holding SA (a)	30	525
mBank SA (a)	169	9,182
MCI Capital SA (a)	195	927
See accompanying notes to financial statements.
196

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Medicalgorithmics SA (a)	39	$ 265
Mennica Polska SA	295	1,480
Mercator Medical SA (a)	30	2,638
MLP Group SA (a)	76	1,396
Mo-BRUK SA	15	1,482
Netia SA (a)	1,208	1,659
Neuca SA	22	3,892
NEWAG SA	274	1,666
Orange Polska SA (a)	8,223	13,722
PCC Rokita SA	39	682
PCF Group SA (a)	92	1,784
PGE Polska Grupa Energetyczna SA (a)	10,122	17,438
PKP Cargo SA (a)	378	1,724
PlayWay SA	13	1,802
Polenergia SA (a)	189	3,784
Polimex-Mostostal SA (a)	849	1,119
Polski Bank Komorek Macierzystych SA (a)	53	1,061
Polski Koncern Naftowy ORLEN SA	3,937	63,315
Polskie Gornictwo Naftowe i Gazownictwo SA	20,651	31,474
Powszechna Kasa Oszczednosci Bank Polski SA (a)	11,210	92,981
Powszechny Zaklad Ubezpieczen SA (a)	7,219	62,384
Poznanska Korporacja Budowlana Pekabex SA	122	628
Rainbow Tours SA (a)	91	595
Ryvu Therapeutics SA (a)	117	1,720
Sanok Rubber Co. SA (a)	301	1,762
Santander Bank Polska SA (a)	425	23,544
Selvita SA (a)	113	1,976
Sniezka SA	65	1,463
Stalexport Autostrady SA	1,219	1,229
Stalprodukt SA (a)	27	2,282
Tauron Polska Energia SA (a)	13,267	8,715
TEN Square Games SA	39	5,120
Vigo System SA (a)	8	1,521
VRG SA (a)	2,287	1,521
Warsaw Stock Exchange	351	4,074
Wawel SA	13	2,122
Wielton SA (a)	300	648
Wirtualna Polska Holding SA (a)	222	5,570
X-Trade Brokers Dom Maklerski SA (b)	419	1,821
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	80	730
Zespol Elektrowni Patnow Adamow Konin SA (a)	314	836
		951,995
See accompanying notes to financial statements.
197

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.3%
Altri SGPS SA	1,069	$ 8,198
Banco Comercial Portugues SA Class R (a)	102,294	13,958
Corticeira Amorim SGPS SA	482	5,733
CTT-Correios de Portugal SA (a)	1,657	6,563
EDP - Energias de Portugal SA	36,783	210,535
Galp Energia SGPS SA	6,238	72,729
Jeronimo Martins SGPS SA	3,104	52,351
Mota-Engil SGPS SA (a)(c)	881	1,460
Navigator Co. SA	2,793	9,158
NOS SGPS SA	3,129	11,415
REN - Redes Energeticas Nacionais SGPS SA	4,467	12,495
Semapa-Sociedade de Investimento e Gestao	289	4,008
Sonae SGPS SA	12,023	11,001
		419,604
RUSSIA — 0.1%
Evraz PLC	7,399	59,005
Petropavlovsk PLC (a)(c)	31,202	10,267
Polymetal International PLC	4,711	92,264
		161,536
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	953	6,542
Hafnia, Ltd.	1,629	3,328
		9,870
SOUTH AFRICA — 0.4%
Anglo American PLC	15,918	624,272
Investec PLC	8,234	24,902
		649,174
SPAIN — 3.8%
Acciona SA	273	45,850
Acerinox SA	2,323	30,374
ACS Actividades de Construccion y Servicios SA	3,054	101,435
Aedas Homes SA (a)(b)	260	6,845
Aena SME SA (a)(b)	934	151,816
Almirall SA	761	11,565
Amadeus IT Group SA (a)	5,673	402,582
AmRest Holdings SE (a)	924	7,493
Applus Services SA (a)	1,818	18,867
Banco Bilbao Vizcaya Argentaria SA	83,902	436,448
Banco de Sabadell SA	72,589	38,903
See accompanying notes to financial statements.
198

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Banco Santander SA (a)	218,625	$ 744,384
Bankinter SA	8,207	57,102
Befesa SA (b)	430	28,857
CaixaBank SA	55,812	173,106
Cellnex Telecom SA (b)(c)	4,483	258,701
Cia de Distribucion Integral Logista Holdings SA	846	16,804
CIE Automotive SA	696	18,258
Construcciones y Auxiliar de Ferrocarriles SA	248	11,397
Corp. Financiera Alba SA	209	10,403
Ebro Foods SA	789	16,302
EDP Renovaveis SA	1,934	41,415
Elecnor SA	524	6,497
Enagas SA	2,884	62,775
Ence Energia y Celulosa SA (a)	1,813	9,067
Endesa SA	4,025	106,722
Euskaltel SA (b)	1,094	14,272
Faes Farma SA	3,839	16,491
Ferrovial SA	6,595	172,307
Fluidra SA	1,090	31,194
Fomento de Construcciones y Contratas SA	664	7,851
Gestamp Automocion SA (a)(b)	2,211	11,241
Global Dominion Access SA (b)	1,545	7,817
Grifols SA (c)	3,748	98,364
Grifols SA Class B, Preference Shares	3,323	56,239
Grupo Catalana Occidente SA	582	23,257
Iberdrola SA	73,767	952,381
Indra Sistemas SA (a)	1,570	13,830
Industria de Diseno Textil SA	13,985	461,867
Inmobiliaria Colonial Socimi SA REIT	3,439	33,366
Lar Espana Real Estate Socimi SA REIT (a)	977	5,856
Liberbank SA (a)	22,625	8,137
Mapfre SA	12,630	26,363
Mediaset Espana Comunicacion SA (a)	2,014	11,989
Melia Hotels International SA (a)	1,545	11,503
Merlin Properties Socimi SA REIT	4,198	43,024
Naturgy Energy Group SA	4,088	100,417
Neinor Homes SA (b)	734	9,041
Parques Reunidos Servicios Centrales SAU (a)	1,617	26,137
Pharma Mar SA	168	19,538
Prosegur Cia de Seguridad SA	3,249	10,348
Red Electrica Corp. SA	5,498	97,573
Repsol SA	18,172	225,536
See accompanying notes to financial statements.
199

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Sacyr SA	4,890	$ 12,540
Siemens Gamesa Renewable Energy SA	2,852	110,614
Solaria Energia y Medio Ambiente SA (a)	950	20,187
Tecnicas Reunidas SA (a)(c)	448	6,561
Telefonica SA	64,548	289,570
Unicaja Banco SA (a)(b)	10,297	10,378
Vidrala SA	281	30,945
Viscofan SA	453	31,359
Zardoya Otis SA	2,292	14,681
		5,836,742
SWEDEN — 6.6%
Sinch AB (a)(b)	565	99,565
AAK AB	2,222	50,399
AcadeMedia AB (b)	1,055	9,913
Adapteo Oyj (a)	567	7,286
AddLife AB Class B	1,406	25,325
AddNode Group AB (a)	392	11,783
AddTech AB Class B	3,298	49,188
AF POYRY AB (a)	1,305	38,688
Alfa Laval AB (a)	3,779	114,459
Alimak Group AB (b)	454	7,292
Ambea AB (a)(b)	600	4,991
Arjo AB Class B	2,597	19,382
Assa Abloy AB Class B	12,561	361,714
Atlas Copco AB Class A	8,110	494,622
Atlas Copco AB Class B	4,958	258,528
Atrium Ljungberg AB Class B	615	11,035
Attendo AB (a)(b)	1,469	8,359
Avanza Bank Holding AB	1,408	43,841
Axfood AB (c)	1,335	31,980
Beijer Alma AB	561	10,259
Beijer Ref AB	1,036	45,618
Bergman & Beving AB	308	4,290
Betsson AB	1,551	14,422
BHG Group AB (a)	1,191	19,868
Bilia AB Class A (a)	1,153	17,117
BillerudKorsnas AB	2,247	41,853
BioArctic AB (a)(b)	456	4,761
BioGaia AB Class B	212	9,972
Biotage AB (a)	828	14,629
Boliden AB	3,436	127,722
Bonava AB Class B (a)	1,082	12,562
See accompanying notes to financial statements.
200

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
BoneSupport Holding AB (a)(b)	617	$ 4,247
Boozt AB (a)(b)	593	12,396
Bravida Holding AB (b)	2,577	35,567
Bufab AB (a)	348	8,604
Bure Equity AB	604	20,789
Calliditas Therapeutics AB Class B (a)(c)	456	6,383
Camurus AB (a)	326	7,817
Cantargia AB (a)	956	3,389
Castellum AB (c)	2,857	63,130
Catena AB	286	12,633
Cellavision AB (a)	239	8,884
CELLINK AB Class B (a)(c)	439	18,912
Clas Ohlson AB Class B (a)	533	5,727
Cloetta AB Class B	2,604	7,636
Collector AB (a)(c)	1,335	4,105
Coor Service Management Holding AB (a)(b)	1,217	9,899
Corem Property Group AB	1,900	4,065
Dios Fastigheter AB	1,097	9,036
Dometic Group AB (a)(b)	3,756	54,576
Duni AB (a)	419	5,047
Dustin Group AB (b)	837	8,566
Electrolux AB Class B (c)	2,923	81,221
Electrolux Professional AB Class B (a)	2,885	14,994
Elekta AB Class B	4,685	60,872
Eltel AB (a)(b)	1,260	3,874
Eolus Vind AB Class B (a)(c)	170	3,990
Epiroc AB Class A	7,990	181,318
Epiroc AB Class B	4,954	103,413
EQT AB	7,938	261,828
Essity AB Class A	268	8,486
Essity AB Class B (c)	7,605	240,724
Evolution Gaming Group AB (b)	2,071	305,555
Fabege AB (c)	3,566	48,174
Fagerhult AB (a)	1,132	6,533
Fastighets AB Balder Class B (a)	1,246	61,840
FastPartner AB Class A	648	6,289
Fingerprint Cards AB Class B (a)	3,910	13,076
G5 Entertainment AB (c)	65	3,706
GARO AB (a)	77	5,177
Getinge AB Class B	2,766	76,954
Granges AB (a)	1,318	17,162
H & M Hennes & Mauritz AB Class B (a)	9,409	212,386
See accompanying notes to financial statements.
201

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Haldex AB (a)	466	$ 2,473
Hansa Biopharma AB (a)	433	7,546
Heba Fastighets AB Class B	469	6,215
Hexagon AB Class B	3,572	330,140
Hexpol AB	3,303	37,364
HMS Networks AB (a)	357	11,304
Hoist Finance AB (a)(b)(c)	1,079	4,726
Holmen AB Class B	1,171	51,508
Hufvudstaden AB Class A (c)	1,498	21,826
Husqvarna AB Class A	324	4,684
Husqvarna AB Class B	5,268	76,032
IAR Systems Group AB (a)	169	2,567
ICA Gruppen AB	1,179	57,758
Immunovia AB (a)	205	2,695
Industrivarden AB Class A (a)	2,150	79,229
Industrivarden AB Class C (a)	1,984	69,743
Indutrade AB (a)	3,384	78,269
Instalco AB	569	20,857
Intrum AB	848	27,241
Investment AB Latour Class B	1,749	45,389
Investment AB Oresund	446	7,133
Investor AB Class A	2,010	159,692
Investor AB Class B (a)	5,731	457,886
INVISIO Communications AB	462	11,078
Inwido AB (a)	741	12,242
JM AB	705	23,893
Karnov Group AB	962	5,761
Karo Pharma AB (a)	715	4,208
Kinnevik AB Class A	118	6,119
Kinnevik AB Class B	3,075	149,794
Klovern AB Preference Shares	210	7,649
Klovern AB Class B	7,715	13,480
KNOW IT AB (a)	247	7,708
Kungsleden AB	2,373	24,843
L E Lundbergforetagen AB Class B (a)	937	51,256
Lagercrantz Group AB Class B	2,531	22,969
LeoVegas AB (b)	1,118	6,561
Lifco AB Class B	578	53,846
Lime Technologies AB	114	4,761
Lindab International AB	1,001	20,270
Loomis AB	955	29,100
Lundin Energy AB	2,422	76,248
See accompanying notes to financial statements.
202

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Medicover AB Class B (a)	873	$ 18,729
Mekonomen AB (a)	529	7,835
Midsona AB Class B	608	5,776
MIPS AB	303	21,727
Modern Times Group MTG AB Class B (a)	1,216	17,648
Momentum Group AB Class B (a)	205	3,645
Munters Group AB (a)(b)	2,060	17,135
Mycronic AB	897	21,097
NCC AB Class B	1,106	18,703
New Wave Group AB Class B (a)	561	4,492
Nibe Industrier AB Class B	4,371	135,799
Nobia AB (a)	1,416	10,803
Nobina AB (a)(b)	1,126	9,469
Nolato AB Class B (a)	245	21,868
Nordic Entertainment Group AB Class B (a)	771	34,391
Nordic Waterproofing Holding AB (a)	304	5,859
Nordnet AB publ (a)	1,864	30,153
Nyfosa AB (a)	2,133	21,975
OEM International AB Class B (a)	184	7,177
Oncopeptides AB (a)(b)	767	12,759
Pandox AB (a)(c)	1,061	18,015
Peab AB Class B (a)	2,638	31,960
Platzer Fastigheter Holding AB Class B	794	9,456
Pricer AB Class B	1,322	5,233
Ratos AB Class B	2,683	14,603
RaySearch Laboratories AB (a)	326	3,347
Resurs Holding AB (a)(b)	1,807	9,901
Saab AB Class B (a)	1,053	28,873
Sagax AB Class B	2,090	45,271
Sagax AB Class D	1,300	4,825
Samhallsbyggnadsbolaget i Norden AB (c)	11,902	37,114
Samhallsbyggnadsbolaget i Norden AB Class D	992	3,386
Sandvik AB (a)	13,784	377,323
SAS AB (a)	50,263	11,602
Scandi Standard AB (a)	768	5,577
Scandic Hotels Group AB (a)(b)	1,667	6,885
Sectra AB Class B	364	22,927
Securitas AB Class B	4,076	69,443
Skandinaviska Enskilda Banken AB Class A (c)	20,413	249,299
Skanska AB Class B (c)	5,027	126,305
SKF AB Class A	174	4,951
SKF AB Class B	4,789	136,369
See accompanying notes to financial statements.
203

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
SkiStar AB (a)	532	$ 7,300
SSAB AB Class A (a)	3,025	16,023
SSAB AB Class B (a)	6,805	32,970
Svenska Cellulosa AB SCA Class A (a)	270	4,820
Svenska Cellulosa AB SCA Class B (a)	7,089	125,696
Svenska Handelsbanken AB Class A (c)	19,328	210,348
Svenska Handelsbanken AB Class B (c)	451	5,526
Sweco AB Class B	2,618	42,831
Swedbank AB Class A	10,930	192,986
Swedish Match AB	2,065	161,527
Swedish Orphan Biovitrum AB (a)	2,414	38,676
Systemair AB (a)	166	4,476
Tele2 AB Class B	6,343	85,725
Telefonaktiebolaget LM Ericsson Class A	765	10,392
Telefonaktiebolaget LM Ericsson Class B	38,855	515,092
Telia Co. AB	31,502	136,723
Thule Group AB (a)(b)	1,313	57,122
Tobii AB (a)	1,238	8,856
Trelleborg AB Class B (a)	3,078	78,395
Troax Group AB	488	13,605
VBG Group AB Class B (a)	222	4,304
Vitec Software Group AB Class B	350	15,078
Vitrolife AB (a)	774	22,768
VNV Global AB (a)	822	10,298
Volvo AB Class A (a)	2,088	53,420
Volvo AB Class B (a)(c)	20,005	506,993
Wallenstam AB Class B	2,616	35,805
Wihlborgs Fastigheter AB	1,754	33,344
Xvivo Perfusion AB (a)	268	8,425
		10,183,695
SWITZERLAND — 13.6%
ABB, Ltd.	22,606	685,998
Adecco Group AG	2,076	140,378
Alcon, Inc. (a)	6,191	435,340
Allreal Holding AG	181	36,617
ALSO Holding AG	80	23,036
Bachem Holding AG Class B	65	27,971
Baloise Holding AG	589	100,633
Banque Cantonale Vaudoise	370	36,247
Barry Callebaut AG	38	86,243
Belimo Holding AG	6	48,706
Bell Food Group AG	27	8,119
See accompanying notes to financial statements.
204

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Berner Kantonalbank AG	41	$ 9,279
BKW AG	248	27,089
Bossard Holding AG Class A	74	16,315
Bucher Industries AG	87	44,519
Burckhardt Compression Holding AG	39	13,053
Cembra Money Bank AG	378	41,810
Chocoladefabriken Lindt & Spruengli AG (e)	13	113,956
Chocoladefabriken Lindt & Spruengli AG (e)	1	91,909
Cie Financiere Richemont SA	6,578	634,211
Clariant AG	2,804	56,786
Coca-Cola HBC AG	2,597	82,769
Comet Holding AG	87	20,060
Conzzeta AG	16	19,891
Credit Suisse Group AG	29,243	307,671
Daetwyler Holding AG	91	27,170
DKSH Holding AG	456	35,151
dormakaba Holding AG (c)	39	26,749
Dufry AG (a)(c)	743	50,810
Emmi AG	27	27,397
EMS-Chemie Holding AG	85	76,226
Fenix Outdoor International AG (a)	65	8,785
Flughafen Zurich AG (a)	243	40,098
Forbo Holding AG	14	25,437
Galenica AG (b)	638	39,996
Geberit AG	468	299,154
Georg Fischer AG	52	69,783
Givaudan SA	101	390,843
Gurit Holding AG	4	10,200
Helvetia Holding AG	417	49,181
Huber + Suhner AG	172	13,378
Idorsia, Ltd. (a)(c)	1,342	36,133
Inficon Holding AG	20	21,102
Interroll Holding AG	10	35,489
IWG PLC (a)	9,633	45,268
Julius Baer Group, Ltd.	2,843	182,575
Jungfraubahn Holding AG (a)	61	9,528
Kardex Holding AG	74	15,159
Komax Holding AG (a)	42	10,202
Kongsberg Automotive ASA (a)	6,130	2,025
Kuehne + Nagel International AG	717	205,467
LafargeHolcim, Ltd.	6,624	390,902
Landis+Gyr Group AG	278	18,786
See accompanying notes to financial statements.
205

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
LEM Holding SA	7	$ 13,581
Logitech International SA	2,200	231,746
Lonza Group AG	937	526,070
Luzerner Kantonalbank AG	39	17,902
Mediclinic International PLC (a)	4,451	17,563
Mobimo Holding AG	86	26,362
Nestle SA	36,273	4,059,924
Novartis AG	31,060	2,665,586
OC Oerlikon Corp. AG	2,531	29,394
Partners Group Holding AG	285	365,505
PSP Swiss Property AG	604	73,932
Roche Holding AG Bearer Shares (c)	338	116,001
Roche Holding AG	8,845	2,870,643
Schindler Holding AG (e)	517	152,493
Schindler Holding AG (e)	247	71,070
Schweiter Technologies AG	13	21,493
SFS Group AG	217	27,069
SGS SA	77	219,345
Siegfried Holding AG	56	46,322
SIG Combibloc Group AG	3,389	78,716
Sika AG	1,689	484,545
Sonova Holding AG (a)	677	180,121
St Galler Kantonalbank AG	39	17,653
Stadler Rail AG (c)	724	34,648
STMicroelectronics NV	8,339	318,723
Straumann Holding AG	143	179,139
Sulzer AG	221	24,961
Swatch Group AG (e)	357	103,138
Swatch Group AG (e)	666	37,258
Swiss Life Holding AG	404	199,435
Swiss Prime Site AG	967	89,544
Swiss Re AG	3,636	359,138
Swisscom AG (c)	326	175,617
Swissquote Group Holding SA	133	17,241
Tecan Group AG	131	58,377
Temenos AG	822	118,826
UBS Group AG	44,601	693,551
Valiant Holding AG	198	20,701
Valora Holding AG (a)	39	8,308
VAT Group AG (b)	344	96,787
Vifor Pharma AG	616	84,204
Vontobel Holding AG	353	27,005
See accompanying notes to financial statements.
206

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
VZ Holding AG	197	$ 16,348
Wizz Air Holdings PLC (a)(b)	541	35,992
Zuger Kantonalbank AG	2	14,450
Zur Rose Group AG (a)	120	45,264
Zurich Insurance Group AG	1,894	811,815
		21,155,106
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)(c)	11,687	27,250
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	2,799	2,795
Network International Holdings PLC (b)	5,965	34,039
RAK Petroleum PLC (a)	1,930	2,103
		38,937
UNITED KINGDOM — 20.3%
3i Group PLC	12,363	196,755
4imprint Group PLC (a)	354	11,966
A.G. Barr PLC (a)	1,226	8,305
Admiral Group PLC	2,966	126,899
Aggreko PLC	3,255	39,385
Airtel Africa PLC (b)(c)	10,709	11,717
AJ Bell PLC	4,415	25,553
AO World PLC (a)	4,366	17,740
Ascential PLC (a)	5,119	23,731
Ashmore Group PLC	5,631	30,408
Ashtead Group PLC	5,652	337,422
Associated British Foods PLC (a)	4,579	152,571
Assura PLC REIT	30,574	30,414
Aston Martin Lagonda Global Holdings PLC (a)(b)	827	22,809
AstraZeneca PLC	16,525	1,652,283
Auto Trader Group PLC (a)(b)	12,162	93,028
Avast PLC (b)	8,766	55,151
AVEVA Group PLC	1,391	65,674
Aviva PLC	49,286	277,576
Avon Rubber PLC	354	15,434
B&M European Value Retail SA	10,815	78,755
Babcock International Group PLC (a)	3,209	10,121
BAE Systems PLC	40,438	281,751
Balfour Beatty PLC (a)	8,766	35,703
Barclays PLC	205,649	527,518
Barratt Developments PLC (a)	12,934	133,267
Beazley PLC (a)	8,232	39,956
See accompanying notes to financial statements.
207

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Bellway PLC	1,569	$ 73,666
Berkeley Group Holdings PLC	1,522	93,215
Biffa PLC (a)(b)	2,844	10,437
Big Yellow Group PLC REIT	2,123	32,659
Bodycote PLC	2,434	27,755
BP PLC	256,897	1,044,360
Brewin Dolphin Holdings PLC	3,852	16,502
British American Tobacco PLC	27,276	1,043,931
British Land Co. PLC REIT	11,352	79,064
Britvic PLC	3,374	38,987
BT Group PLC (a)	110,018	234,974
Bunzl PLC	4,278	137,112
Burberry Group PLC (a)	5,086	133,221
Cairn Energy PLC	6,572	15,433
Capita PLC (a)	21,237	12,758
Capital & Counties Properties PLC REIT	8,353	19,673
Centrica PLC (a)	74,084	55,339
Chemring Group PLC	3,582	13,146
Cineworld Group PLC (a)(c)	12,549	16,704
Clarkson PLC	358	13,583
Close Brothers Group PLC	1,933	41,365
CNH Industrial NV (a)	12,675	196,565
Coats Group PLC (a)	18,350	14,406
Compass Group PLC (a)	22,566	455,028
Computacenter PLC	1,005	32,862
Concentric AB	501	9,932
ConvaTec Group PLC (b)	21,485	58,130
Countryside Properties PLC (a)(b)	5,947	41,682
Cranswick PLC	663	33,260
Crest Nicholson Holdings PLC (a)	3,261	18,357
Croda International PLC	1,786	156,424
Daily Mail & General Trust PLC Class A	1,938	24,279
DCC PLC	1,289	111,863
Dechra Pharmaceuticals PLC	1,308	61,899
Derwent London PLC REIT	1,347	59,991
Diageo PLC	29,455	1,214,905
Dialog Semiconductor PLC (a)	901	68,005
Diploma PLC	1,577	55,439
Direct Line Insurance Group PLC	16,001	69,166
Dixons Carphone PLC (a)	13,297	26,216
Domino's Pizza Group PLC	5,874	28,122
Drax Group PLC	5,209	30,185
See accompanying notes to financial statements.
208

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
DS Smith PLC (a)	16,534	$ 93,004
Dunelm Group PLC	1,261	22,600
easyJet PLC (a)	2,958	39,922
Electrocomponents PLC	5,662	77,572
Elementis PLC (a)	7,373	12,767
Empiric Student Property PLC REIT (a)	7,660	8,381
Entain PLC (a)	7,398	154,943
Equiniti Group PLC (a)(b)	4,634	8,260
Essentra PLC (a)	3,356	13,428
Euromoney Institutional Investor PLC	1,389	18,282
Experian PLC	11,549	397,876
FDM Group Holdings PLC	1,180	16,411
Ferrexpo PLC	3,719	19,221
Firstgroup PLC (a)	15,441	19,610
Forterra PLC (a)(b)	2,549	10,093
Frasers Group PLC (a)	2,889	18,367
Future PLC	1,345	35,518
G4S PLC (a)	19,756	66,781
Games Workshop Group PLC	412	56,645
Gamesys Group PLC	1,106	29,481
Genus PLC	825	55,296
GlaxoSmithKline PLC	63,333	1,125,462
Grafton Group PLC	2,749	38,838
Grainger PLC	7,801	28,716
Great Portland Estates PLC REIT	2,577	24,170
Greggs PLC (a)	1,286	39,815
Halma PLC	4,822	157,940
Hargreaves Lansdown PLC	4,165	88,582
Hays PLC (a)	21,037	43,392
Hill & Smith Holdings PLC	1,004	20,390
Hilton Food Group PLC	985	14,596
Hiscox, Ltd. (a)	4,406	52,303
HomeServe PLC	3,738	61,939
Howden Joinery Group PLC (a)	7,697	77,841
HSBC Holdings PLC	260,514	1,521,113
Ibstock PLC (a)(b)	5,201	15,801
IG Group Holdings PLC	4,692	58,327
IMI PLC	3,640	66,995
Imperial Brands PLC	11,954	246,075
Inchcape PLC (a)	4,597	47,759
Indivior PLC (a)	9,058	15,872
Informa PLC (a)	18,783	145,072
See accompanying notes to financial statements.
209

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
IntegraFin Holdings PLC	3,571	$ 24,979
InterContinental Hotels Group PLC (a)	2,386	163,775
Intermediate Capital Group PLC	3,738	94,998
International Consolidated Airlines Group SA	30,732	84,081
Intertek Group PLC	2,052	158,601
IP Group PLC (a)	12,757	21,860
ITV PLC (a)	45,105	74,771
J D Wetherspoon PLC (a)	908	17,013
J Sainsbury PLC	21,988	73,567
James Fisher & Sons PLC	482	7,062
JD Sports Fashion PLC (a)	6,224	70,810
John Laing Group PLC (b)	6,266	27,094
John Wood Group PLC (a)	8,660	32,332
Johnson Matthey PLC	2,528	105,090
Jupiter Fund Management PLC	5,814	22,348
Just Group PLC (a)	13,150	18,343
Kainos Group PLC	951	19,576
Kingfisher PLC (a)	26,816	117,765
Lancashire Holdings, Ltd.	3,385	30,077
Land Securities Group PLC REIT	8,859	84,349
Legal & General Group PLC	75,954	292,479
Linde PLC	6,573	1,845,561
Liontrust Asset Management PLC	613	12,010
Lloyds Banking Group PLC (a)	891,604	523,243
London Stock Exchange Group PLC	3,977	380,803
LondonMetric Property PLC REIT	10,672	31,451
LXI REIT PLC	7,465	12,977
M&G PLC	33,461	95,749
Man Group PLC	19,590	43,529
Marks & Spencer Group PLC (a)	24,779	51,572
Marshalls PLC (a)	2,544	24,026
Meggitt PLC (a)	9,876	65,050
Melrose Industries PLC (a)	58,598	134,935
Micro Focus International PLC	4,315	32,934
Mitchells & Butlers PLC (a)	2,363	10,498
Mondi PLC	5,649	144,188
Moneysupermarket.com Group PLC	6,817	25,075
Morgan Advanced Materials PLC	3,623	15,571
Morgan Sindall Group PLC	476	11,598
National Express Group PLC (a)	6,838	29,039
National Grid PLC	44,354	528,727
Natwest Group PLC	58,263	157,757
See accompanying notes to financial statements.
210

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Next PLC (a)	1,696	$ 184,062
Ninety One PLC	4,092	13,482
Ocado Group PLC (a)	8,030	225,458
On the Beach Group PLC (a)(b)	1,892	10,598
OSB Group PLC (a)	5,346	31,436
Oxford Instruments PLC	690	18,145
Pagegroup PLC (a)	4,172	27,054
Paragon Banking Group PLC	3,323	20,980
Pearson PLC	9,463	100,741
Pennon Group PLC	5,342	71,861
Persimmon PLC	4,050	164,281
Petrofac, Ltd. (a)(c)	3,569	4,708
Pets at Home Group PLC	6,354	36,206
Phoenix Group Holdings PLC	9,171	92,900
Playtech PLC (a)	3,931	23,967
Polypipe Group PLC (a)	2,542	19,465
Primary Health Properties PLC REIT	18,066	36,940
Provident Financial PLC (a)	3,223	9,649
Prudential PLC	32,875	698,735
PZ Cussons PLC	4,105	15,122
QinetiQ Group PLC	7,261	31,657
Quilter PLC (b)	18,403	40,587
Rathbone Brothers PLC	715	17,362
Reckitt Benckiser Group PLC	9,289	832,786
Redrow PLC	4,113	35,637
RELX PLC	25,085	629,552
Renishaw PLC	431	38,117
Rentokil Initial PLC (a)	23,502	157,070
Rightmove PLC (a)	11,432	91,829
Rolls-Royce Holdings PLC (a)	104,855	152,336
Rotork PLC	11,081	54,519
Royal Mail PLC (a)	10,643	74,096
RSA Insurance Group PLC	13,004	122,182
S4 Capital PLC (a)	6,111	42,663
Sabre Insurance Group PLC (b)	3,177	11,090
Safestore Holdings PLC REIT	2,675	29,360
Sage Group PLC	14,239	120,388
Sanne Group PLC	1,854	16,755
Savills PLC (a)	1,818	28,645
Schroders PLC (e)	1,612	77,843
Schroders PLC (e)	642	22,056
Segro PLC REIT	14,997	194,002
See accompanying notes to financial statements.
211

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
Serco Group PLC (a)	15,544	$ 29,510
Severn Trent PLC	3,068	97,611
Shaftesbury PLC REIT (a)	2,103	18,613
Signature Aviation PLC (a)	7,760	43,286
Smith & Nephew PLC	11,263	214,135
Smiths Group PLC	5,029	106,680
Softcat PLC	1,547	38,697
Spectris PLC	1,543	70,828
Spirax-Sarco Engineering PLC	936	147,220
Spirent Communications PLC	7,775	25,584
SSE PLC	13,369	268,378
SSP Group PLC (a)	6,807	34,974
St James's Place PLC	6,760	118,823
St Modwen Properties PLC	2,466	13,779
Standard Chartered PLC	33,269	229,277
Standard Life Aberdeen PLC	27,473	109,885
Subsea 7 SA (a)	2,916	29,343
Synthomer PLC	4,312	27,605
Tate & Lyle PLC	5,952	63,002
Taylor Wimpey PLC (a)	45,781	113,980
TechnipFMC PLC (a)	5,363	41,059
Telecom Plus PLC	847	14,841
Tesco PLC	98,438	310,812
THG PLC (a)	8,945	76,949
TP ICAP Group PLC	10,028	33,683
Trainline PLC (a)(b)	6,007	38,041
Travis Perkins PLC (a)	3,205	68,164
Tritax Big Box REIT PLC	21,691	53,719
UK Commercial Property REIT, Ltd.	9,346	9,297
Ultra Electronics Holdings PLC	900	25,182
Unilever PLC	33,100	1,852,298
UNITE Group PLC REIT (a)	4,078	60,034
United Utilities Group PLC	8,661	110,629
Vesuvius PLC	3,466	25,775
Victrex PLC	1,102	33,601
Virgin Money UK PLC (a)	15,828	41,285
Vistry Group PLC	2,655	40,001
Vodafone Group PLC	338,164	615,306
Watches of Switzerland Group PLC (a)(b)	2,982	27,195
Weir Group PLC (a)	3,301	80,932
WH Smith PLC (a)	1,584	39,272
Whitbread PLC (a)	2,606	123,182
See accompanying notes to financial statements.
212

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Security Description	Shares	Value
William Hill PLC (a)	12,677	$ 47,574
Wm Morrison Supermarkets PLC	30,501	76,779
Workspace Group PLC REIT	1,629	17,980
WPP PLC	15,567	197,725
		31,494,058
UNITED STATES — 0.7%
Carnival PLC (a)	2,046	44,757
Diversified Gas & Oil PLC	7,941	12,161
Ferguson PLC	2,931	350,525
PureTech Health PLC (a)	3,361	18,525
QIAGEN NV (a)	2,936	142,410
REC Silicon ASA (a)(c)	2,045	4,600
Stellantis NV (e)	12,301	218,017
Stellantis NV (e)	14,128	250,464
		1,041,459
TOTAL COMMON STOCKS (Cost $144,718,957)		153,668,779

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Neoen SA (expiring 4/1/21) (a)	398	1,725
ITALY — 0.0% (d)
SNAM SpA (expiring 04/07/21) (a) (f)	26,557	—
NORWAY — 0.0% (d)
Nordic Nanovector A/S (expiring 4/9/21) (a)	30	4
TOTAL RIGHTS (Cost $0)		1,729
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.07% (g) (h)	5,566	5,568
State Street Navigator Securities Lending Portfolio II (i) (j)	1,802,003	1,802,003
TOTAL SHORT-TERM INVESTMENTS (Cost $1,807,571)		1,807,571
TOTAL INVESTMENTS — 100.2% (Cost $146,526,528)		155,478,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(294,645)
NET ASSETS — 100.0%		$ 155,183,434

See accompanying notes to financial statements.
213

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of March 31, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2021, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$153,642,642	$26,137	$ 0(a)	$153,668,779
Rights	—	1,729	0(a)	1,729
Short-Term Investments	1,807,571	—	—	1,807,571
TOTAL INVESTMENTS	$155,450,213	$27,866	$ 0	$155,478,079
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2021.
See accompanying notes to financial statements.
214

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2021 (Unaudited)

Sector Breakdown as of March 31, 2021

% of Net Assets
Industrials	16.1%
Financials	16.1
Health Care	12.3
Consumer Discretionary	11.5
Consumer Staples	11.0
Materials	9.2
Information Technology	8.0
Utilities	4.2
Energy	4.2
Communication Services	4.0
Real Estate	2.4
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,676	$ 6,677	$2,192,236	$2,193,346	$ 1	$—	5,566	$ 5,568	$ 29
State Street Navigator Securities Lending Portfolio II	682,015	682,015	7,255,190	6,135,202	—	—	1,802,003	1,802,003	10,563
Total		$688,692	$9,447,426	$8,328,548	$ 1	$—		$1,807,571	$10,592
See accompanying notes to financial statements.
215

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,067,181,418	$10,515,094,918
Investments in affiliated issuers, at value	192,517,902	168,955,773
Total Investments	6,259,699,320	10,684,050,691
Foreign currency, at value	27,075,782	22,454,699
Net cash at broker	29	—
Receivable for investments sold	—	2,276,652
Dividends receivable — unaffiliated issuers	5,200,314	36,058,259
Dividends receivable — affiliated issuers	344	365
Securities lending income receivable — unaffiliated issuers	60,655	273,545
Securities lending income receivable — affiliated issuers	83,272	224,057
Receivable for foreign taxes recoverable	39,404	9,825,871
Other Receivable	—	6,975
TOTAL ASSETS	6,292,159,120	10,755,171,114
LIABILITIES
Due to custodian	8,507,411	—
Payable upon return of securities loaned	157,040,390	160,337,612
Payable for investments purchased	11,644,287	16,698,130
Foreign currency contracts purchased	1,160,997	—
Deferred foreign taxes payable	15,131,548	45,654
Advisory fee payable	558,652	349,814
Trustees’ fees and expenses payable	2,252	1,955
TOTAL LIABILITIES	194,045,537	177,433,165
NET ASSETS	$ 6,098,113,583	$10,577,737,949
NET ASSETS CONSIST OF:
Paid-in Capital	$5,245,947,152	$ 8,851,818,347
Total distributable earnings (loss)**	852,166,431	1,725,919,602
NET ASSETS	$ 6,098,113,583	$10,577,737,949
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.43	$ 35.31
Shares outstanding (unlimited amount authorized, $0.01 par value)	140,400,000	299,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,039,981,016	$ 8,753,696,897
Investments in affiliated issuers	192,517,902	168,955,773
Total cost of investments	$5,232,498,918	$ 8,922,652,670
Foreign currency, at cost	$ 27,166,789	$ 22,572,771
* Includes investments in securities on loan, at value	$ 230,127,108	$ 445,898,491
** Includes deferred foreign taxes	$ 15,131,548	$ 43,975
See accompanying notes to financial statements.
216

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2021 (Unaudited)

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
ASSETS
Investments in unaffiliated issuers, at value*	$533,954,769	$153,670,508
Investments in affiliated issuers, at value	11,089,975	1,807,571
Total Investments	545,044,744	155,478,079
Foreign currency, at value	603,800	210,888
Cash	59,336	—
Receivable for investments sold	85,345	—
Dividends receivable — unaffiliated issuers	868,014	293,910
Dividends receivable — affiliated issuers	2,879	5
Securities lending income receivable — unaffiliated issuers	2,726	366
Securities lending income receivable — affiliated issuers	6,437	2,204
Receivable for foreign taxes recoverable	143,864	1,012,252
TOTAL ASSETS	546,817,145	156,997,704
LIABILITIES
Payable upon return of securities loaned	8,929,726	1,802,003
Payable for investments purchased	51,291	—
Deferred foreign taxes payable	63,561	—
Advisory fee payable	39,979	11,809
Trustees’ fees and expenses payable	—	458
Accrued expenses and other liabilities	27	—
TOTAL LIABILITIES	9,084,584	1,814,270
NET ASSETS	$537,732,561	$155,183,434
NET ASSETS CONSIST OF:
Paid-in Capital	$449,427,556	$220,700,367
Total distributable earnings (loss)**	88,305,005	(65,516,933)
NET ASSETS	$537,732,561	$155,183,434
NET ASSET VALUE PER SHARE
Net asset value per share	$ 52.21	$ 39.28
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,300,000	3,950,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$443,336,668	$144,718,957
Investments in affiliated issuers	11,020,611	1,807,571
Total cost of investments	$454,357,279	$146,526,528
Foreign currency, at cost	$ 607,063	$ 210,973
* Includes investments in securities on loan, at value	$ 16,251,707	$ 3,245,593
** Includes deferred foreign taxes	$ 57,890	$ —
See accompanying notes to financial statements.
217

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 27,700,677	$ 110,894,397
Dividend income — affiliated issuers	2,767	3,747
Unaffiliated securities lending income	317,756	1,377,500
Affiliated securities lending income	389,778	880,364
Foreign taxes withheld	(2,866,347)	(9,559,264)
TOTAL INVESTMENT INCOME (LOSS)	25,544,631	103,596,744
EXPENSES
Advisory fee	2,917,055	1,841,529
Trustees’ fees and expenses	27,303	50,132
TOTAL EXPENSES	2,944,358	1,891,661
NET INVESTMENT INCOME (LOSS)	$ 22,600,273	$ 101,705,083
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(4,898,576)	995,099
Investments — affiliated issuers	—	(354)
In-kind redemptions — unaffiliated issuers	—	20,630,579
Foreign currency transactions	(23,543)	561,164
Futures contracts	69,555	—
Net realized gain (loss)	(4,852,564)	22,186,488
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	907,311,113	1,637,879,791
Investment — affiliated issuers	—	1,133
Foreign currency translations	(120,005)	(701,950)
Futures contracts	(27,124)	—
Net change in unrealized appreciation/depreciation	907,163,984	1,637,178,974
NET REALIZED AND UNREALIZED GAIN (LOSS)	902,311,420	1,659,365,462
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 924,911,693	$1,761,070,545
* Includes foreign capital gain taxes	$ (1,087,231)	$ (1,680)
** Includes foreign deferred taxes	$ (13,149,521)	$ (36,857)
See accompanying notes to financial statements.
218

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2021 (Unaudited)

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,511,111	$ 1,887,245
Dividend income — affiliated issuers	6,108	29
Unaffiliated securities lending income	17,714	7,354
Affiliated securities lending income	42,880	10,563
Foreign taxes withheld	(201,047)	(138,956)
TOTAL INVESTMENT INCOME (LOSS)	4,376,766	1,766,235
EXPENSES
Advisory fee	216,852	72,123
Trustees’ fees and expenses	2,594	966
TOTAL EXPENSES	219,446	73,089
NET INVESTMENT INCOME (LOSS)	$ 4,157,320	$ 1,693,146
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(294,347)	(397,008)
Investments — affiliated issuers	104	1
In-kind redemptions — unaffiliated issuers	35,933,665	14,631,885
In-kind redemptions — affiliated issuers	10,989	—
Foreign currency transactions	2,601	32,254
Net realized gain (loss)	35,653,012	14,267,132
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	50,834,796	15,271,501
Investment — affiliated issuers	112,755	—
Foreign currency translations	(7,991)	(25,897)
Net change in unrealized appreciation/depreciation	50,939,560	15,245,604
NET REALIZED AND UNREALIZED GAIN (LOSS)	86,592,572	29,512,736
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$90,749,892	$31,205,882
* Includes foreign capital gain taxes	$ (5,670)	$ —
** Includes foreign deferred taxes	$ (44,552)	$ —
See accompanying notes to financial statements.
219

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,600,273	$ 93,051,093
Net realized gain (loss)	(4,852,564)	(36,735,866)
Net change in unrealized appreciation/depreciation	907,163,984	235,125,314
Net increase (decrease) in net assets resulting from operations	924,911,693	291,440,541
Distributions to shareholders	(63,011,813)	(99,486,895)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	894,772,359	1,526,059,346
Cost of shares redeemed	—	(47,098,195)
Other Capital	797,696	1,342,980
Net increase (decrease) in net assets from beneficial interest transactions	895,570,055	1,480,304,131
Net increase (decrease) in net assets during the period	1,757,469,935	1,672,257,777
Net assets at beginning of period	4,340,643,648	2,668,385,871
NET ASSETS AT END OF PERIOD	$ 6,098,113,583	$4,340,643,648
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,800,000	43,500,000
Shares redeemed	—	(1,500,000)
Net increase (decrease) from share transactions	20,800,000	42,000,000
See accompanying notes to financial statements.
220

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 101,705,083	$ 155,618,380
Net realized gain (loss)	22,186,488	(45,021,121)
Net change in unrealized appreciation/depreciation	1,637,178,974	231,939,456
Net increase (decrease) in net assets resulting from operations	1,761,070,545	342,536,715
Distributions to shareholders	(88,453,728)	(150,629,558)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,009,046,699	3,011,366,424
Cost of shares redeemed	(50,329,760)	(65,983,859)
Other Capital	55,937	138,774
Net increase (decrease) in net assets from beneficial interest transactions	958,772,876	2,945,521,339
Net increase (decrease) in net assets during the period	2,631,389,693	3,137,428,496
Net assets at beginning of period	7,946,348,256	4,808,919,760
NET ASSETS AT END OF PERIOD	$10,577,737,949	$7,946,348,256
SHARES OF BENEFICIAL INTEREST:
Shares sold	29,200,000	110,000,000
Shares redeemed	(1,600,000)	(2,200,000)
Net increase (decrease) from share transactions	27,600,000	107,800,000
See accompanying notes to financial statements.
221

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,157,320	$ 5,197,267
Net realized gain (loss)	35,653,012	5,579,069
Net change in unrealized appreciation/depreciation	50,939,560	25,750,712
Net increase (decrease) in net assets resulting from operations	90,749,892	36,527,048
Distributions to shareholders	(4,563,572)	(4,377,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	142,790,706	229,814,457
Cost of shares redeemed	(92,334,153)	(28,799,861)
Other Capital	20,080	18,382
Net increase (decrease) in net assets from beneficial interest transactions	50,476,633	201,032,978
Net increase (decrease) in net assets during the period	136,662,953	233,182,854
Net assets at beginning of period	401,069,608	167,886,754
NET ASSETS AT END OF PERIOD	$537,732,561	$401,069,608
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,900,000	5,800,000
Shares redeemed	(1,900,000)	(700,000)
Net increase (decrease) from share transactions	1,000,000	5,100,000
See accompanying notes to financial statements.
222

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,693,146	$ 4,359,747
Net realized gain (loss)	14,267,132	(10,091,141)
Net change in unrealized appreciation/depreciation	15,245,604	(7,222,255)
Net increase (decrease) in net assets resulting from operations	31,205,882	(12,953,649)
Net equalization credits and charges	95,831	(189,965)
Distributions to shareholders	(1,782,374)	(4,113,841)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	69,729,248	47,586,639
Cost of shares redeemed	(78,364,911)	(82,623,599)
Net income equalization	(95,831)	189,965
Net increase (decrease) in net assets from beneficial interest transactions	(8,731,494)	(34,846,995)
Net increase (decrease) in net assets during the period	20,787,845	(52,104,450)
Net assets at beginning of period	134,395,589	186,500,039
NET ASSETS AT END OF PERIOD	$155,183,434	$134,395,589
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,950,000	1,350,000
Shares redeemed	(2,100,000)	(2,850,000)
Net increase (decrease) from share transactions	(150,000)	(1,500,000)
See accompanying notes to financial statements.
223

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)	Year Ended 9/30/16(a)(b)
Net asset value, beginning of period	$ 36.29	$ 34.39	$ 34.81	$ 36.06	$ 30.10	$ 26.21
Income (loss) from investment operations:
Net investment income (loss) (c)	0.18	0.90	1.26(d)	1.04	0.70	0.56
Net realized and unrealized gain (loss) (e)	7.46	2.01	(0.88)	(1.71)	5.64	3.91
Total from investment operations	7.64	2.91	0.38	(0.67)	6.34	4.47
Other capital	0.01	0.01	0.02	0.02	0.01	—
Distributions to shareholders from:
Net investment income	(0.51)	(1.02)	(0.82)	(0.60)	(0.39)	(0.58)
Net asset value, end of period	$ 43.43	$ 36.29	$ 34.39	$ 34.81	$ 36.06	$ 30.10
Total return (f)	21.15%	8.56%	1.18%(d)	(1.88)%	21.36%	17.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,098,114	$4,340,644	$2,668,386	$1,486,248	$562,436	$234,783
Ratios to average net assets:
Total expenses	0.11%(g)	0.11%	0.11%	0.12%	0.59%	0.59%
Net investment income (loss)	0.85%(g)	2.60%	3.63%(d)	2.78%	2.16%	2.05%
Portfolio turnover rate (h)	5%(i)	8%	17%	10%	0%(j)	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
(j)	Amount is less than 0.5%.
See accompanying notes to financial statements.
224

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 29.21	$ 29.29	$ 30.76	$ 30.52	$ 26.45	$ 25.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.37	0.72	0.96	0.97	0.70	0.69
Net realized and unrealized gain (loss) (c)	6.05	(0.09)	(1.57)	0.03	4.16	1.32
Total from investment operations	6.42	0.63	(0.61)	1.00	4.86	2.01
Other capital	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.32)	(0.71)	(0.86)	(0.76)	(0.79)	(0.69)
Net realized gains	—	—	—	—	—	(0.04)
Total distributions	(0.32)	(0.71)	(0.86)	(0.76)	(0.79)	(0.73)
Net asset value, end of period	$ 35.31	$ 29.21	$ 29.29	$ 30.76	$ 30.52	$ 26.45
Total return (e)	22.01%	2.16%	(1.92)%	3.28%	18.75%	8.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,577,738	$7,946,348	$4,808,920	$3,371,743	$1,013,376	$634,833
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.04%	0.05%	0.34%	0.34%
Net investment income (loss)	2.21%(f)	2.52%	3.34%	3.09%	2.49%	2.70%
Portfolio turnover rate (g)	2%(h)	3%	4%	3%	5%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
225

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)	Year Ended 9/30/16(a)(b)
Net asset value, beginning of period	$ 43.13	$ 39.97	$ 40.56	$ 37.64	$ 32.44	$ 29.32
Income (loss) from investment operations:
Net investment income (loss) (c)	0.42	0.88	1.01	0.86	0.78	0.77
Net realized and unrealized gain (loss) (d)	9.11	3.15	(0.79)	2.94	5.17	3.06
Total from investment operations	9.53	4.03	0.22	3.80	5.95	3.83
Other capital	0.00(e)	0.00(e)	0.00(e)	—	—	—
Distributions to shareholders from:
Net investment income	(0.45)	(0.87)	(0.81)	(0.88)	(0.75)	(0.71)
Net asset value, end of period	$ 52.21	$ 43.13	$ 39.97	$ 40.56	$ 37.64	$ 32.44
Total return (f)	22.17%	10.12%	0.73%	10.17%	18.58%	13.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$537,733	$401,070	$167,887	$105,443	$90,321	$64,883
Ratios to average net assets:
Total expenses	0.09%(g)	0.09%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.73%(g)	2.17%	2.62%	2.16%	2.25%	2.48%
Portfolio turnover rate (h)	2%(i)	5%	5%	4%	2%	2%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.

See accompanying notes to financial statements.
226

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Six Months Ended 3/31/21 (Unaudited)	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)	Year Ended 9/30/16(a)
Net asset value, beginning of period	$ 32.78	$ 33.30	$ 33.70	$ 35.49	$ 30.28	$ 31.54
Income (loss) from investment operations:
Net investment income (loss) (b)	0.39	0.81	1.13	1.14	0.95	1.10
Net realized and unrealized gain (loss) (c)	6.49	(0.51)	(0.40)	(1.68)	5.14	(1.21)
Total from investment operations	6.88	0.30	0.73	(0.54)	6.09	(0.11)
Net equalization credits and charges (b)	0.02	(0.04)	0.04	(0.06)	0.12	(0.04)
Other capital	—	—	—	—	0.01	—
Distributions to shareholders from:
Net investment income	(0.40)	(0.78)	(1.17)	(1.19)	(1.01)	(1.11)
Net asset value, end of period	$ 39.28	$ 32.78	$ 33.30	$ 33.70	$ 35.49	$ 30.28
Total return (d)	21.12%	0.93%	2.34%	(1.68)%	20.83%	(0.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$155,183	$134,396	$186,500	$188,731	$317,665	$186,220
Ratios to average net assets:
Total expenses	0.09%(e)	0.09%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.11%(e)	2.47%	3.47%	3.25%	2.92%	3.57%
Portfolio turnover rate (f)	2%(g)	3%	67%	5%	8%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
227

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
228

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
229

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2021, is disclosed in each Fund’s respective Schedule of Investments.
230

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
231

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Fund in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the period ended March 31, 2021:
SPDR Portfolio Europe ETF
Distributions
The SPDR Portfolio Europe ETF declares and distributes from net investment income, if any, to its shareholders quarterly. The SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, and the SPDR Portfolio MSCI Global Stock Market ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
232

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity, however, there were none outstanding as of period ended March 31, 2021.
233

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of March 31, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$69,555	$—	$69,555
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$(27,124)	$—	$(27,124)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR Portfolio Europe ETF	0.09
234

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
235

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended March 31, 2021, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$797,972,971	$ 270,231,311
SPDR Portfolio Developed World ex-US ETF	217,849,837	136,739,477
SPDR Portfolio MSCI Global Stock Market ETF	18,168,785	8,470,834
SPDR Portfolio Europe ETF	3,365,893	3,761,767
236

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

For the period ended March 31, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$312,189,260	$ —	$ —
SPDR Portfolio Developed World ex-US ETF	924,487,540	47,163,712	20,630,579
SPDR Portfolio MSCI Global Stock Market ETF	126,245,966	87,223,290	35,944,654
SPDR Portfolio Europe ETF	69,557,491	78,050,926	14,631,885
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
237

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$5,256,979,607	$1,367,208,695	$364,488,982	$1,002,719,713
SPDR Portfolio Developed World ex-US ETF	8,945,153,510	2,113,887,463	374,990,282	1,738,897,181
SPDR Portfolio MSCI Global Stock Market ETF	454,792,938	98,505,838	8,254,032	90,251,806
SPDR Portfolio Europe ETF	146,801,080	17,848,425	9,171,426	8,676,999
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially.
238

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of March 31, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 230,127,108	$ 157,040,390	$ 83,411,815	$ 240,452,205
SPDR Portfolio Developed World ex-US ETF	445,898,491	160,337,612	311,268,488	471,606,100
SPDR Portfolio MSCI Global Stock Market ETF	16,251,707	8,929,726	8,126,521	17,056,247
SPDR Portfolio Europe ETF	3,245,593	1,802,003	1,634,864	3,436,867
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
239

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2021:
		Remaining Contractual Maturity of the Agreements As of March 31, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$157,040,390	$—	$—	$—	$157,040,390	$157,040,390
SPDR Portfolio Developed World ex-US ETF	Common Stocks	160,336,535	—	—	—	160,336,535	160,336,535
SPDR Portfolio Developed World ex-US ETF	Warrants	1,077	—	—	—	1,077	1,077
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	8,929,726	—	—	—	8,929,726	8,929,726
SPDR Portfolio Europe ETF	Common Stocks	1,802,003	—	—	—	1,802,003	1,802,003
10.    Line of Credit
The SPDR Portfolio Emerging Markets ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Fund did not have any outstanding loans as of March 31, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
240

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world,
241

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Change in Audit Firm
PricewaterhouseCoopers LLP (“PWC”) resigned as independent registered certified public accounting firm on April 20, 2020. On May 21, 2020, upon recommendation by the Audit Committee of the Trust, the Board selected Ernst & Young LLP (“EY”) to replace PWC as the independent public accountant for the fiscal year ending September 30, 2020.
The reports of PWC on the financial statements for the fiscal years ended September 30, 2019 and 2018 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no disagreements between the Trust and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PWC, would have caused it to make reference to the disagreements in its report on the financial statements. In addition, during the fiscal years ended September 30, 2019 and 2018, and in the subsequent interim period through April 20, 2020, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested and PWC furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as an Exhibit, under Item 13(a)(4), to Form N-CSR for the period ended March 31, 2020.
242

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2021 (Unaudited)

During this period, neither the Trust nor anyone on its behalf consulted EY concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements or (ii) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
243

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2020 to March 31, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
244

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
Annualized Expense Ratio	0.11%	0.04%	0.09%	0.09%
Actual:
Ending Account Value	$ 1,211.50	$1,220.10	$1,221.70	$ 1,211.20
Expenses Paid During Period(a)	0.61	0.22	0.50	0.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.70	1,024.50	1,024.50
Expenses Paid During Period(a)	0.56	0.20	0.45	0.45
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 365.
245

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
246

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
March 31, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Funds' website at www.ssga.com and SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
247

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Bonny E. Boatman
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRPTSAR

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	June 2, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	June 2, 2021